UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
$40,684,487	n	General Motors Corp	7.200%	01/15/11	$13,121
18,507,434	n	General Motors Corp	7.130	07/15/13	5,969
4,230,271	n	General Motors Corp	7.700	04/15/16	1,322
6,062,000	n	General Motors Corp	9.400	07/15/21	1,894
85,268,000	n	General Motors Corp	8.380	07/15/33	28,778
26,439,191	n	Motors Liquidation Co	8.800	03/01/21	8,262
7,950,000	n	Motors Liquidation Co	8.250	07/15/23	2,564
24,057,000	n	Motors Liquidation Co	7.400	09/01/25	7,578
35,983,677	n	Motors Liquidation Co	6.750	05/01/28	11,155

		TOTAL AUTOMOBILES & COMPONENTS			80,643

FOOD & STAPLES RETAILING - 0.0%
8	i	Marfrig Alimentos S.A.	1.000	07/15/15	48

		TOTAL FOOD & STAPLES RETAILING			48

REAL ESTATE - 0.0%
22,970		Kiwi Income Property Trust	8.950	12/20/14	18

		TOTAL REAL ESTATE			18

		TOTAL CORPORATE BONDS			80,709

		(Cost $86,291)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
325,000		United States Treasury Note	5.000	02/15/11	331

		TOTAL U.S. TREASURY SECURITIES			331

		TOTAL GOVERNMENT BONDS			331

		(Cost $325)

		TOTAL BONDS			81,040

		(Cost $86,616)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.8%
135,400		AAPICO Hitech PCL	$65
64,000	*	Aichi Machine Industry Co Ltd	217
34,200	*	Aisan Industry Co Ltd	259
712,645	*	Aisin Seiki Co Ltd	22,230
109,000		Akebono Brake Industry Co Ltd	646
2,754,934	*	American Axle & Manufacturing Holdings, Inc	24,850
91,978	*	Amerigon, Inc (Class A)	947
1,246,456	*	Autoliv, Inc	81,430
130,098		Bajaj Holdings and Investment Ltd	4,256
168,918	*	Ballard Power Systems, Inc	284
565,880		Bayerische Motoren Werke AG.	39,683
2,985		Bayerische Motoren Werke AG. (Preference)	139
690,613	*	BorgWarner, Inc	36,340
136,172		Brembo S.p.A.	1,363
799,838		Bridgestone Corp	14,573
770,400		Byd Co Ltd	6,191
978,058	*	Calsonic Kansei Corp	3,081
1,532,511		Cheng Shin Rubber Industry Co Ltd	3,375
20,973		Compagnie Plastic-Omnium S.A.	1,115
92,429	*	Continental AG.	7,183
430,909		Cooper Tire & Rubber Co	8,459
682,712	*	Daihatsu Motor Co Ltd	9,135
2,339,438		DaimlerChrysler AG. (EUR)	148,172
700,774	*	Dana Holding Corp	8,634
1,339,926		Denso Corp	39,726
5,587,215		Dongfeng Motor Group Co Ltd	11,435
49,900	*	Dorman Products, Inc	1,538
113,567	*	Drew Industries, Inc	2,369
31,000	*	Eagle Industry Co Ltd	248
46,179		ElringKlinger AG.	1,477
64,882		Exedy Corp	1,949
38,116		Exide Industries Ltd	139
306,704	*	Exide Technologies	1,469
46,649	*	Faurecia	1,094
54,100		FCC Co Ltd	1,165
237,021	*	Federal Mogul Corp (Class A)	4,482
38,519		Fiat S.p.A.	594
151,427		Fleetwood Corp Ltd	1,607
18,026,313	*	Ford Motor Co	220,641
74,921	*	Fuel Systems Solutions, Inc	2,930
1,134,600	*	Fuji Heavy Industries Ltd	7,231
17,000		Furukawa Battery Co Ltd	108
105,897	*	Futaba Industrial Co Ltd	682
5,605,000		Geely Automobile Holdings Ltd	2,781
437,556		Gentex Corp	8,537
2,528,002		GKN plc	6,727
1,354,574	*	Goodyear Tire & Rubber Co	14,562
6,460,181		Guangzhou Automobile Group Co Ltd	11,124
125,120		Hankook Tire Co Ltd	3,616

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

811,179		Harley-Davidson, Inc	$23,070
106,211		Hero Honda Motors Ltd	4,392
3,553,238		Honda Motor Co Ltd	126,117
108,840		Hyundai Mobis	24,531
279,366		Hyundai Motor Co	37,486
75,243		Hyundai Motor Co Ltd (2nd Preference)	3,636
41,280		Hyundai Motor Co Ltd (Preference)	1,919
450,133		IMMSI S.p.A.	519
3,296,585	*	Isuzu Motors Ltd	12,716
3,661,738		Johnson Controls, Inc	111,682
43,200	*	Kanto Auto Works Ltd	287
311,896	*	Kayaba Industry Co Ltd	1,756
189,700	*	Keihin Corp	3,904
392,710		Kia Motors Corp	12,674
86,000	*	Koito Manufacturing Co Ltd	1,319
577,351	*	Kongsberg Automotive ASA	401
73,795		Landi Renzo S.p.A.	375
600	*,b,m	Lear Corp	0	^
268,466	*	Lear Corp (New)	21,190
39,753		Leoni AG.	1,348
86,798		Linamar Corp	1,609
75,022		Magna International, Inc - Class A (NY)	6,171
203,312		Magna International, Inc (Class A)	16,683
474,279		Mahindra & Mahindra Ltd	7,299
110,082	*	Martinrea International, Inc	813
96,438		Maruti Udyog Ltd	3,092
499,663		Mazda Motor Corp	1,203
168,796		Michelin (C.G.D.E.) (Class B)	12,843
47,000	*	Mitsuba Corp	307
3,044,694	*	Mitsubishi Motors Corp	3,975
213,832	*	Modine Manufacturing Co	2,773
34,300		Musashi Seimitsu Industry Co Ltd	804
142,502		NGK Spark Plug Co Ltd	1,907
255,258	*	NHK Spring Co Ltd	2,113
114,751		Nifco, Inc	2,756
63,000		Nippon Seiki Co Ltd	658
5,584,421	*	Nissan Motor Co Ltd	48,767
111,000		Nissan Shatai Co Ltd	803
69,600		Nissin Kogyo Co Ltd	1,113
150,000	*	NOK Corp	2,611
4,947		Nokian Renkaat Oyj	170
848,000	*,m	Norstar Founders Group Ltd	1
3,433,002	*	Peugeot S.A.	115,433
350,988		Piaggio & C S.p.A.	1,101
42,509		Pirelli & C S.p.A.	346
7,282		Porsche AG.	361
191,000	*	Press Kogyo Co Ltd	673
2,846,131		PT Astra International Tbk	18,081
484,883	*	Renault S.A.	24,950
4,236	*	Rieter Holding AG.	1,217
156,000		Riken Corp	544
254,000		Sanden Corp	1,044

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,129		Semperit AG. Holding	$1,113
11,457	*	Shiloh Industries, Inc	111
90,600	*	Showa Corp	539
8,701		Societe Fonciere Financiere et de Participations FFP	530
263,295	*	Sogefi S.p.A.	829
193,090		Spartan Motors, Inc	896
190,169		Standard Motor Products, Inc	2,002
182,610		Stanley Electric Co Ltd	2,909
68,791	*	Stoneridge, Inc	723
808,784		Sumitomo Rubber Industries, Inc	7,896
87,306		Superior Industries International, Inc	1,509
377,680	*	Suzuki Motor Corp	7,944
2,345,653		T RAD Co Ltd	8,233
28,800		Tachi-S Co Ltd	390
53,000	*	Takata Corp	1,334
26,700		Teikoku Piston Ring Co Ltd	212
293,973	*	Tenneco, Inc	8,516
30,700	*	Tesla Motors, Inc	622
105,650		Thor Industries, Inc	3,529
93,063	*	Tokai Rika Co Ltd	1,574
61,800		Tokai Rubber Industries, Inc	670
49,800		Topre Corp	370
260,000		Toyo Tire & Rubber Co Ltd	542
361,937	*	Toyoda Gosei Co Ltd	7,978
74,126	*	Toyota Boshoku Corp	1,233
202,673	*	Toyota Industries Corp	5,412
4,531,387	*	Toyota Motor Corp	162,735
759,154	*	TRW Automotive Holdings Corp	31,550
61,500		TS Tech Co Ltd	1,023
2,022,441		UMW Holdings BHD	4,435
46,100		Unipres Corp	763
869,251	*	Valeo S.A.	40,272
110,329		Volkswagen AG.	12,157
270,238		Volkswagen AG. (Preference)	32,615
117,101	*	Winnebago Industries, Inc	1,220
2,328,000		Xinyi Glass Holdings Co Ltd	1,437
316,491	*	Yamaha Motor Co Ltd	4,750
512,000		Yokohama Rubber Co Ltd	2,570
19,100	*	Yorozu Corp	319
977,258		Yulon Motor Co Ltd	1,764

		TOTAL AUTOMOBILES & COMPONENTS	1,807,627

BANKS - 6.3%
91,158		1st Source Corp	1,583
85,078	*	1st United Bancorp, Inc	547
674,851		77 Bank Ltd	3,420
45,179	*	Aareal Bank AG.	1,005
107,954		Abington Bancorp, Inc	1,138
459,950		ABSA Group Ltd	8,842
32,137,000	*	Agricultural Bank of China	16,651
329,957	*	Agricultural Bank of Greece	418
10,600		Aichi Bank Ltd	665

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,959,707		Akbank TAS	$11,989
269,000		Akita Bank Ltd	899
21,697		Alliance Financial Corp	656
1,220,400		Alliance Financial Group BHD	1,222
1,252,927	*	Allied Irish Banks plc	866
52,297	*	Alpha Bank S.A.	328
315,270	*	Amagerbanken AS	178
28,878		American National Bankshares, Inc	634
107,311		Ameris Bancorp	1,003
37,650		Ames National Corp	751
541,290	*,m	Anglo Irish Bank Corp plc	160
569,000		Aomori Bank Ltd	1,438
6,974,000		Aozora Bank Ltd	10,276
50,786		Arrow Financial Corp	1,274
354,877		Associated Banc-Corp	4,681
467,733		Astoria Financial Corp	6,375
614,409		Asya Katilim Bankasi AS	1,478
78,184		Attijariwafa Bank	3,118
4,039,133		Australia & New Zealand Banking Group Ltd	92,447
284,721		Awa Bank Ltd	1,971
41,261		Banca Carige S.p.A.	96
12,347,067		Banca Intesa S.p.A.	40,103
3,631,907		Banca Intesa S.p.A. RSP	9,353
464,390		Banca Monte dei Paschi di Siena S.p.A.	643
123,934		Banca Popolare dell’Etruria e del Lazio	558
27,368		Banca Popolare di Milano	131
32,040		Bancfirst Corp	1,296
120,474		Banche Popolari Unite Scpa	1,168
6,979,246		Banco Bilbao Vizcaya Argentaria S.A.	94,241
385,576		Banco BPI S.A.	822
3,227,898		Banco Bradesco S.A.	64,711
184,017		Banco Comercial Portugues S.A.	160
60,380		Banco de Credito e Inversiones	3,621
1,904,400		Banco de Oro Universal Bank	2,617
246,713		Banco de Sabadell S.A.	1,236
23,765		Banco de Valencia S.A.	135
128,730		Banco di Desio e della Brianza S.p.A.	691
9,367		Banco di Sardegna S.p.A	121
1,091,476		Banco do Brasil S.A.	20,726
534,981		Banco do Estado do Rio Grande do Sul	5,388
55,203		Banco Espirito Santo S.A.	255
3,630,281	*	Banco Itau Holding Financeira S.A.	86,831
118,531		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,713
167,172		Banco Pastor S.A.	855
44,488		Banco Popolare Scarl	266
113,837		Banco Popular Espanol S.A.	722
827,980		Banco Santander Brasil S.A.	11,157
1,356,019		Banco Santander Brasil S.A. (ADR)	18,672
20,427,217		Banco Santander Central Hispano S.A.	259,454
65,833,585		Banco Santander Chile S.A.	6,125
294,352		BanColombia S.A.	4,800

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,800		BanColombia S.A. (ADR)	$3,859
122,926		BanColombia S.A. (Preference)	2,033
13,088		Bancorp Rhode Island, Inc	366
175,208		Bancorpsouth, Inc	2,484
108,500		Bangkok Bank PCL	558
1,888,400		Bangkok Bank PCL (Foreign Reg)	10,049
178,564		Banif SGPS S.A.	248
58,186		Bank Handlowy w Warszawie S.A.	1,754
1,173,913	*	Bank Hapoalim Ltd	5,373
1,504,663	*	Bank Leumi Le-Israel	6,990
506,974	*	Bank Millennium S.A.	876
222,253		Bank Mutual Corp	1,153
13,033,000		Bank Negara Indonesia PT	5,367
162,870	*	Bank of Attica	229
2,285,600		Bank of Ayudhya PCL	1,883
98,502,000		Bank of China Ltd	51,670
13,006,225		Bank of Communications Co Ltd	14,064
256,861		Bank of Cyprus Public Co Ltd	1,296
1,167,422		Bank of East Asia Ltd	4,943
193,131		Bank of Hawaii Corp	8,675
241,680	*	Bank of Ireland	204
20,000		Bank of Iwate Ltd	879
564,519		Bank of Kyoto Ltd	4,578
26,368		Bank of Marin Bancorp	850
1,088,001		Bank of Montreal	62,897
248,000		Bank of Nagoya Ltd	784
2,070,335		Bank of Nova Scotia	110,509
42,200		Bank of Okinawa Ltd	1,575
872,662		Bank of Queensland Ltd	9,447
327,541		Bank of Saga Ltd	946
68,820		Bank of the Ozarks, Inc	2,553
2,592,169		Bank of the Philippine Islands	3,219
74,000		Bank of the Ryukyus Ltd	902
1,302,371		Bank of Yokohama Ltd	6,084
169,112		Bank Pekao S.A.	10,006
8,037,500		Bank Rakyat Indonesia	9,006
54,445		Bank Zachodni WBK S.A.	4,031
105,167		BankFinancial Corp	964
19,754		Bankinter S.A.	137
6,216		Banque Cantonale Vaudoise	3,185
32,200,587		Barclays plc	151,549
9,311		Basler Kantonalbank	1,341
1,992,144		BB&T Corp	47,971
566,111		Bendigo Bank Ltd	5,007
190,022	*	Beneficial Mutual Bancorp, Inc	1,704
65,798		Berkshire Hills Bancorp, Inc	1,248
2,595,380		BNP Paribas	184,585
6,644,075		BOC Hong Kong Holdings Ltd	21,066
23,910	*	BofI Holding, Inc	284
49,414		BOK Financial Corp	2,230
389,911		Boston Private Financial Holdings, Inc	2,550
266,825	*,m	Bradford & Bingley plc	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,211	*	BRE Bank S.A.	$1,619
29,752		Bridge Bancorp, Inc	744
289,162		Brookline Bancorp, Inc	2,886
38,881		Bryn Mawr Bank Corp	670
5,975,896		Bumiputra-Commerce Holdings BHD	15,816
215,898		Caja de Ahorros del Mediterraneo	2,075
43,654		Camden National Corp	1,513
670,107		Canadian Imperial Bank of Commerce/Canada	48,618
105,276		Canadian Western Bank	2,542
68,217		Capital City Bank Group, Inc	828
1,577,855		CapitalSource, Inc	8,426
40,559		Capitol Federal Financial	1,002
205,883		Cardinal Financial Corp	1,979
399,368		Cathay General Bancorp	4,748
156,924	*	Center Financial	799
89,934		Centerstate Banks of Florida, Inc	772
19,768		Century Bancorp, Inc	472
5,463,000		Chang Hwa Commercial Bank	3,655
126,605		Chemical Financial Corp	2,613
2,526,938		Chiba Bank Ltd	14,741
48,800	*	Chiba Kogyo Bank Ltd	290
10,350,855		China Citic Bank	6,604
77,542,291		China Construction Bank	67,960
13,280,767		China Development Financial Holding Corp	3,851
5,928,122		China Merchants Bank Co Ltd	15,281
10,822,000		China Minsheng Banking Corp Ltd	9,694
14,572,153		Chinatrust Financial Holding Co	9,189
226,000		Chong Hing Bank Ltd	553
123,000		Chugoku Bank Ltd	1,496
195,000		Chukyo Bank Ltd	612
953,895	*	CIT Group, Inc	38,938
53,667		Citizens & Northern Corp	698
1,875,845	*	Citizens Republic Bancorp, Inc	1,690
84,142		City Holding Co	2,581
137,747		City National Corp	7,310
45,018		Clifton Savings Bancorp, Inc	387
41,612		CNB Financial Corp	572
154,346		CoBiz, Inc	858
193,764		Columbia Banking System, Inc	3,807
51,463		Comdirect Bank AG.	459
842,751		Comerica, Inc	31,308
234,380		Commerce Bancshares, Inc	8,810
848,466		Commercial International Bank	6,394
233,635	*	Commerzbank AG.	1,936
2,180,458		Commonwealth Bank of Australia	107,842
167,453		Community Bank System, Inc	3,853
83,664		Community Trust Bancorp, Inc	2,266
110,357		Credicorp Ltd (NY)	12,570
189,332		Credit Agricole S.A.	2,959
126,115		Credito Emiliano S.p.A.	860
173,845		Cullen/Frost Bankers, Inc	9,365
456,260		CVB Financial Corp	3,427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,780		Daegu Bank	$2,260
486,000		Dah Sing Banking Group Ltd	916
163,200		Dah Sing Financial Holdings Ltd	1,262
668,000		Daishi Bank Ltd	2,249
31,592	*	Danske Bank AS	762
100,681		Danvers Bancorp, Inc	1,543
3,191,257		DBS Group Holdings Ltd	34,167
6,150	*	Deutsche Postbank AG.	209
166,775	*	Dexia	735
155,522		Dhanalakshmi Bank Ltd	644
148,612		Dime Community Bancshares	2,058
176,866		DNB NOR Holding ASA	2,407
130,342	*	Doral Financial Corp	216
5,004,140		E.Sun Financial Holding Co Ltd	2,595
61,482	*	Eagle Bancorp, Inc	706
632,482		East West Bancorp, Inc	10,297
22,503	*	EFG Eurobank Ergasias S.A.	136
201,904		Ehime Bank Ltd	537
457,000		Eighteenth Bank Ltd	1,259
27,318	*	Encore Bancshares, Inc	196
70,981		Enterprise Financial Services Corp	660
54,851		Erste Bank der Oesterreichischen Sparkassen AG.	2,196
43,068		ESB Financial Corp	600
70,464		ESSA Bancorp, Inc	834
49,194		Federal Agricultural Mortgage Corp (Class C)	532
11,718	*	FIBI Holdings Ltd	251
311,000		FIDEA Holdings Co Ltd	697
3,577,946		Fifth Third Bancorp	43,043
59,435		Financial Institutions, Inc	1,050
4,960	*,m	Fionia Bank AS	0	^
104,916		First Bancorp (NC)	1,429
426,848	*	First Bancorp (Puerto Rico)	120
49,881		First Bancorp, Inc	690
287,088		First Busey Corp	1,306
14,080		First Citizens Bancshares, Inc (Class A)	2,609
455,318		First Commonwealth Financial Corp	2,481
65,928		First Community Bancshares, Inc	850
335,629		First Financial Bancorp	5,598
112,668		First Financial Bankshares, Inc	5,294
62,379		First Financial Corp	1,840
7,071,131		First Financial Holding Co Ltd	4,685
112,413		First Financial Holdings, Inc	1,252
728,273	*	First Horizon National Corp	8,310
60,778		First Interstate Bancsystem, Inc	818
144,209		First Merchants Corp	1,100
373,629		First Midwest Bancorp, Inc	4,308
517,205		First Niagara Financial Group, Inc	6,025
26,571		First of Long Island Corp	664
44,550		First South Bancorp, Inc	442
529,298		FirstMerit Corp	9,697
303,528	*	Flagstar Bancorp, Inc	552
164,963		Flushing Financial Corp	1,907

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

592,829		FNB Corp	$5,075
27,117	*	Fox Chase Bancorp, Inc	257
2,128,000		Fubon Bank Hong Kong Ltd	1,072
689,000		Fukui Bank Ltd	2,352
430,659		Fukuoka Financial Group, Inc	1,723
408,849		Fulton Financial Corp	3,704
23,285	*	Geniki Bank	68
62,657		German American Bancorp, Inc	1,075
383,866	*	Getin Holding S.A.	1,426
362,984		Glacier Bancorp, Inc	5,300
67,129		Great Southern Bancorp, Inc	1,461
218,206	*	Greek Postal Savings Bank	1,220
59,620	*	Greene County Bancshares, Inc	405
2,096,298		Grupo Financiero Banorte S.A. de C.V.	7,937
1,207,066		Grupo Financiero Inbursa S.A.	4,780
441,974		Gunma Bank Ltd	2,314
312,500		Hachijuni Bank Ltd	1,632
348,910		Hana Financial Group, Inc	10,327
151,989		Hancock Holding Co	4,570
848,175		Hang Seng Bank Ltd	12,473
320,212	*	Hanmi Financial Corp	410
441,226		HDFC Bank Ltd	24,443
71,565		Heartland Financial USA, Inc	1,101
37,382	*	Heritage Financial Corp	523
3,509		Heritage Financial Group	30
188,000		Higashi-Nippon Bank Ltd	349
360,000		Higo Bank Ltd	1,889
176,132		Hiroshima Bank Ltd	717
428,000		Hokkoku Bank Ltd	1,707
340,000		Hokuetsu Bank Ltd	611
542,539		Hokuhoku Financial Group, Inc	994
38,138	*	Home Bancorp, Inc	510
101,760		Home Bancshares, Inc	2,068
61,369		Home Capital Group, Inc	2,654
79,287		Home Federal Bancorp, Inc	965
929,000		Hong Leong Bank BHD	2,742
234,612		Hong Leong Credit BHD	689
1,663,728		Housing Development Finance Corp	27,146
27,632,305		HSBC Holdings plc	279,978
5,487,412		Hua Nan Financial Holdings Co Ltd	3,566
1,348,889		Hudson City Bancorp, Inc	16,536
43,694		Hudson Valley Holding Corp	853
14,021,989		Huntington Bancshares, Inc	79,505
531,692		Hyakugo Bank Ltd	2,287
339,000		Hyakujushi Bank Ltd	1,287
146,201		IBERIABANK Corp	7,307
1,158,419		ICICI Bank Ltd	28,692
12,800		ICICI Bank Ltd (ADR)	638
110,334		Independent Bank Corp	2,485
89,295,000		Industrial & Commercial Bank of China	66,521
405,750		Industrial Bank Of Korea	5,551
200	*,b	IndyMac Bancorp, Inc	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,486		ING Bank Slaski S.A.	$1,557
773,370		ING Vysya Bank Ltd	6,547
271,934		International Bancshares Corp	4,593
3,313,762		Investimentos Itau S.A. - PR	25,304
257,483	*	Investors Bancorp, Inc	3,049
662,027	*	Israel Discount Bank Ltd	1,313
248,350	*	Itau Unibanco Banco Multiplo S.A. (ADR)	6,005
78,683		Iyo Bank Ltd	638
1,194,778		Joyo Bank Ltd	5,210
416,555		Juroku Bank Ltd	1,377
93,293	*	Jyske Bank	3,638
209,000		Kagoshima Bank Ltd	1,277
430,000		Kansai Urban Banking Corp	649
104,000	*	Kanto Tsukuba Bank Ltd	328
1,088,200		Kasikornbank PCL	4,195
21,600		Kasikornbank PCL - NVDR	83
1,799,700		Kasikornbank PCL (Foreign)	7,353
802,936		KB Financial Group, Inc	34,505
25,272	*	KBC Groep NV	1,134
87,519		Kearny Financial Corp	773
370,000		Keiyo Bank Ltd	1,835
2,669,466		Keycorp	21,249
7,643		K-Fed Bancorp	60
921,000		Kiyo Holdings, Inc	1,291
37,023		Komercni Banka A.S.	8,075
2,241,520		Korea Exchange Bank	27,128
4,543,200		Krung Thai Bank PCL	2,530
106,298		Lakeland Bancorp, Inc	896
91,459		Lakeland Financial Corp	1,707
39,452		Laurentian Bank of Canada	1,679
25,155		Liechtenstein Landesbank	1,692
20,244,539	*	Lloyds TSB Group plc	23,572
153,339		M&T Bank Corp	12,545
138,211		MainSource Financial Group, Inc	1,056
6,594,550		Malayan Banking BHD	18,799
987,025		Marfin Popular Bank Public Co Ltd	1,991
3,171,554		Marshall & Ilsley Corp	22,328
264,252		MB Financial, Inc	4,286
16,967,360		Mega Financial Holding Co Ltd	11,405
23,146		Merchants Bancshares, Inc	577
51,021	*	Meridian Interstate Bancorp, Inc	538
1,153,370		Metropolitan Bank & Trust	1,838
1,175,480	*	MGIC Investment Corp	10,850
188,000		Michinoku Bank Ltd	410
28,069		Midsouth Bancorp, Inc	397
19,678		MidWestOne Financial Group, Inc	288
217,000		Mie Bank Ltd	606
571,000		Minato Bank Ltd	910
29,736,146		Mitsubishi UFJ Financial Group, Inc	138,564
4,724,245		Mitsui Trust Holdings, Inc	15,676
485,000		Miyazaki Bank Ltd	1,325
145,700		Mizrahi Tefahot Bank Ltd	1,350

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,174,800		Mizuho Financial Group, Inc	$33,868
823,655	*	Mizuho Trust & Banking Co Ltd	691
46,868		Musashino Bank Ltd	1,445
319,928		Nanto Bank Ltd	1,866
190,540	*	Nara Bancorp, Inc	1,345
19,112		NASB Financial, Inc	316
4,522,920		National Australia Bank Ltd	110,777
208,660		National Bank of Canada	13,168
1,174,365	*	National Bank of Greece S.A.	11,479
39,689		National Bankshares, Inc	1,024
616,091		National Penn Bancshares, Inc	3,851
94,218	*	Natixis	539
176,986		NBT Bancorp, Inc	3,906
255,764		Nedbank Group Ltd	5,412
883,169		New York Community Bancorp, Inc	14,351
529,995		NewAlliance Bancshares, Inc	6,689
294,854		Nishi-Nippon City Bank Ltd	844
1,696,594		Nordea Bank AB	17,670
84,144		Northfield Bancorp, Inc	910
544,128		Northwest Bancshares, Inc	6,089
63,377		OceanFirst Financial Corp	778
359,686	*	Ocwen Financial Corp	3,647
779,000		Ogaki Kyoritsu Bank Ltd	2,389
263,000		Oita Bank Ltd	863
433,381		Old National Bancorp	4,551
40,410	*	OmniAmerican Bancorp, Inc	455
173,849		Oriental Financial Group, Inc	2,312
215,074		Oritani Financial Corp	2,146
33,401		Orrstown Financial Services, Inc	774
376,669	*	OTP Bank Rt	9,889
52		Otzar Hityashvuth Hayehudim	128
3,150,957		Oversea-Chinese Banking Corp	21,204
71,400		Pacific Continental Corp	646
164,939		PacWest Bancorp	3,144
911,192		Paragon Group of Cos plc	2,342
63,735		Park National Corp	4,082
47,124		Peapack Gladstone Financial Corp	555
18,234		Penns Woods Bancorp, Inc	603
56,591	*	Pennsylvania Commerce Bancorp, Inc	588
63,256		Peoples Bancorp, Inc	782
1,193,153		People’s United Financial, Inc	15,618
290,549		Piccolo Credito Valtellinese Scarl	1,335
188,915	*	Pinnacle Financial Partners, Inc	1,736
22,563	*	Piraeus Bank S.A.	112
593,894	*	PMI Group, Inc	2,180
2,825,871		PNC Financial Services Group, Inc	146,691
2,138,322	*	Popular, Inc	6,201
8,876		Porter Bancorp, Inc	89
898,182		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,608
266,946		PrivateBancorp, Inc	3,041
230,470		Prosperity Bancshares, Inc	7,483
303,016		Provident Financial Services, Inc	3,745

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,846		Provident New York Bancorp	$1,568
17,767,500		PT Bank Central Asia Tbk	13,338
4,155,093		PT Bank Danamon Indonesia Tbk	2,700
11,850,500		PT Bank Mandiri Persero Tbk	9,560
78,973		Public Bank BHD	321
1,978,911		Public Bank BHD (Foreign)	7,975
257,037		Pusan Bank	3,167
615,997		Radian Group, Inc	4,817
54,026		Raiffeisen International Bank Holding AG.	2,519
5,091,746		Regions Financial Corp	37,017
145,154		Renasant Corp	2,208
71,618		Republic Bancorp, Inc (Class A)	1,513
305,500		Resona Holdings, Inc	2,741
710,200		RHB Capital BHD	1,663
39,906		Rockville Financial, Inc	459
40,673		Roma Financial Corp	428
5,200	*,m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	7,069
2,127,725		Royal Bank of Canada (Toronto)	110,822
17,611,531	*	Royal Bank of Scotland Group plc	13,061
132,270		S&T Bancorp, Inc	2,304
56,669		S.Y. Bancorp, Inc	1,407
102,964		Sandy Spring Bancorp, Inc	1,596
219,000		San-In Godo Bank Ltd	1,569
97,800		Sapporo Hokuyo Holdings, Inc	452
142,311	f	Sberbank (GDR)	43,651
79,744		SCBT Financial Corp	2,487
524,400		Senshu Ikeda Holdings, Inc	785
202		SEVEN BANK Ltd	362
320,000		Shiga Bank Ltd	1,871
343,000		Shikoku Bank Ltd	1,113
10,600		Shimizu Bank Ltd	448
851,284		Shinhan Financial Group Co Ltd	32,588
1,800,126		Shinsei Bank Ltd	1,272
961,234		Shizuoka Bank Ltd	8,279
2,013,100		Siam Commercial Bank PCL	6,865
56,800		Sierra Bancorp	701
177,693	*	Signature Bank	6,902
93,001		Simmons First National Corp (Class A)	2,629
7,870,947		SinoPac Financial Holdings Co Ltd	2,948
438,863		Skandinaviska Enskilda Banken AB (Class A)	3,254
2,319,411		Societe Generale	133,592
96,855		Southside Bancshares, Inc	1,830
116,784		Southwest Bancorp, Inc	1,515
205,864		Sparebanken Midt-Norge	1,715
3,501		St Galler Kantonalbank	1,625
1,977,415		Standard Bank Group Ltd	31,490
1,626,062		Standard Chartered plc	46,643
6,200		Standard Chartered plc (Hong Kong)	183
87,074		State Bancorp, Inc	782
47,767		State Bank of India Ltd	3,445
37,282	f	State Bank of India Ltd (GDR)	5,343

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

113,029		StellarOne Corp	$1,438
190,345		Sterling Bancorp	1,654
442,903		Sterling Bancshares, Inc	2,378
42,016		Suffolk Bancorp	1,064
3,274,210		Sumitomo Mitsui Financial Group, Inc	95,387
2,044,475		Sumitomo Trust & Banking Co Ltd	10,237
1,463,155		SunTrust Banks, Inc	37,793
1,226,124		Suruga Bank Ltd	10,810
641,649		Susquehanna Bancshares, Inc	5,416
201,340	*	SVB Financial Group	8,521
716,584		Svenska Handelsbanken (A Shares)	23,484
147,949		Swedbank AB (A Shares)	2,051
119,513	*	Sydbank AS	2,785
2,769,949		Synovus Financial Corp	6,814
7,206,410	*	Taishin Financial Holdings Co Ltd	3,229
3,882,568	*	Taiwan Business Bank	1,183
4,917,115		Taiwan Cooperative Bank	3,494
40,758	*	Taylor Capital Group, Inc	467
2,754,569		TCF Financial Corp	44,596
68,558		Territorial Bancorp, Inc	1,154
164,513	*	Texas Capital Bancshares, Inc	2,841
165,576		TFS Financial Corp	1,522
89,906	*	The Bancorp, Inc	601
124,800	*	Tisco Bank PCL	163
176,000		Tochigi Bank Ltd	742
367,000		Toho Bank Ltd	1,038
41,500		Tokyo Tomin Bank Ltd	457
271,000	*	Tomony Holdings, Inc	870
51,888		Tompkins Trustco, Inc	2,058
1,684,036		Toronto-Dominion Bank	121,855
309,000	*	Towa Bank Ltd	267
21,352		Tower Bancorp, Inc	433
102,233		TowneBank	1,529
296	*	Tree.com, Inc	2
72,683		Trico Bancshares	1,117
421,521		Trustco Bank Corp NY	2,344
351,645		Trustmark Corp	7,645
3,621,763		Turkiye Garanti Bankasi AS	21,031
686,318		Turkiye Halk Bankasi AS	6,358
2,992,012		Turkiye Is Bankasi (Series C)	12,721
1,070,093		Turkiye Vakiflar Bankasi Tao	3,255
164,520		UMB Financial Corp	5,842
570,311		Umpqua Holdings Corp	6,467
16,507,637		UniCredito Italiano S.p.A.	42,150
31,330	*	Union Bank of Israel	144
81,489		Union Bankshares Corp	1,064
189,573		United Bankshares, Inc	4,718
515,379	*	United Community Banks, Inc	1,154
83,313		United Financial Bancorp, Inc	1,126
2,783,149		United Overseas Bank Ltd	38,771
72,628		Univest Corp of Pennsylvania	1,268
14,618,614		US Bancorp	316,053

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

360,380		UTI Bank Ltd	$12,324
384,960		Valley National Bancorp	4,966
67,458		ViewPoint Financial Group	624
79,748	*	Virginia Commerce Bancorp	388
1,189,966	f	VTB Bank OJSC (GDR)	6,848
57,623		Washington Banking Co	799
228,688		Washington Federal, Inc	3,490
62,558		Washington Trust Bancorp, Inc	1,196
51,035	*	Waterstone Financial, Inc	204
316,806		Webster Financial Corp	5,563
31,787,671		Wells Fargo & Co	798,823
120,705		WesBanco, Inc	1,972
88,023	*	West Bancorporation, Inc	555
443,826	*	West Coast Bancorp	1,012
142,930		Westamerica Bancorporation	7,788
288,741	*	Western Alliance Bancorp	1,935
142,555		Westfield Financial, Inc	1,112
3,505,516		Westpac Banking Corp	78,743
451,986		Whitney Holding Corp	3,693
192,851		Wilmington Trust Corp	1,732
96,858		Wilshire Bancorp, Inc	633
157,127		Wing Hang Bank Ltd	1,884
161,250		Wintrust Financial Corp	5,226
443,680		Woori Finance Holdings Co Ltd	5,525
25,591		WSFS Financial Corp	960
41,200		Yachiyo Bank Ltd	935
195,000		Yamagata Bank Ltd	930
352,691		Yamaguchi Financial Group, Inc	3,325
226,000		Yamanashi Chuo Bank Ltd	907
1,288,713	*	Yapi ve Kredi Bankasi	4,454
518,214		Zions Bancorporation	11,069

		TOTAL BANKS	6,245,404

CAPITAL GOODS - 8.6%
78,876	*	3D Systems Corp	1,239
2,773,002		3M Co	240,448
153,270		A.O. Smith Corp	8,873
299,952	*	A123 Systems, Inc	2,691
143,807		Aalberts Industries NV	2,368
54,521		Aaon, Inc	1,282
208,889	*	AAR Corp	3,898
442,684		ABB Ltd	9,330
49,764		ABB Ltd India	1,021
56,826		Abengoa S.A.	1,439
117,035		Aceto Corp	795
61,457		ACS Actividades Cons y Servicios S.A.	3,068
298,570		Actuant Corp (Class A)	6,855
231,103		Acuity Brands, Inc	10,224
414,785		Adani Enterprises Ltd	6,118
62,540		Aditya Birla Nuvo Ltd	1,194
168,000		Advan Co Ltd	1,214
241,868	*	Advanced Battery Technologies, Inc	868

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

321,253	*	Aecom Technology Corp	$7,794
102,355		Aecon Group, Inc	1,192
94,693	m	Aero Inventory plc	393
68,952	*	Aerovironment, Inc	1,534
20,800		AG Growth International Inc	811
495,213	*	AGCO Corp	19,318
123,199		Aica Kogyo Co Ltd	1,405
40,500	*	Aichi Corp	160
75,000	*	Aida Engineering Ltd	263
269,795		Aircastle Ltd	2,288
72,811		Alamo Group, Inc	1,626
125,448		Albany International Corp (Class A)	2,373
136,927		Alesco Corp Ltd	351
1,543,998		Alfa Laval AB	27,053
839,909		Alfa S.A. de C.V. (Class A)	6,482
163,915	*	Alliant Techsystems, Inc	12,359
15,689		Alstom RGPT	800
146,709	*	Altra Holdings, Inc	2,161
1,048,088		Amada Co Ltd	7,181
161,200		Amano Corp	1,309
19,800	*	Ameresco, Inc	236
68,062	*	American Railcar Industries, Inc	1,067
61,064		American Science & Engineering, Inc	4,497
193,972	*	American Superconductor Corp	6,033
40,285		American Woodmark Corp	714
43,014		Ameron International Corp	2,923
219,431		Ametek, Inc	10,482
40,803		Ampco-Pittsburgh Corp	1,013
34,000	*	Amrep Corp	0	^
75,457		Andritz AG.	5,299
6,340,000	*	Apac Resources Ltd	376
177,367		Apogee Enterprises, Inc	1,623
347,235	*	Applied Energetics, Inc	389
262,355		Applied Industrial Technologies, Inc	8,028
64,672		Applied Signal Technology, Inc	1,609
104,078		Arcadis NV	2,332
35,354	*	Argan, Inc	331
65,066	*	Armstrong World Industries, Inc	2,701
40,347	*	Armtec Infrastructure Income Fund	753
464,184	*	ArvinMeritor, Inc	7,213
74,000		Asahi Diamond Industrial Co Ltd	1,427
2,392,704		Asahi Glass Co Ltd	24,391
1,530,855		Ashtead Group plc	2,643
1,681,758		Assa Abloy AB (Class B)	42,417
175,769		Astaldi S.p.A.	1,264
96,147	*	Astec Industries, Inc	2,743
44,602	*	Astronics Corp	778
321,016		Asunaro Aoki Construction Co Ltd	1,450
10,536	*	A-TEC Industries AG.	97
1,407,569		Atlas Copco AB (A Shares)	27,168
67,348		Atlas Copco AB (B Shares)	1,185
108,119	*	ATS Automation Tooling Systems, Inc	743

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

106,640		Ausenco Ltd	$293
1,483,846		Austal Ltd	3,514
681,555		Aveng Ltd	4,253
94,612		AZZ, Inc	4,053
35,997		B&B Tools AB	537
421,438	*	Babcock & Wilcox Co	8,968
62,528		Badger Meter, Inc	2,531
1,680,010		BAE Systems plc	9,034
203,442		Baldor Electric Co	8,219
8,218,454		Balfour Beatty plc	34,536
110,000		Bando Chemical Industries Ltd	408
216,664		Barnes Group, Inc	3,811
13,060		Bauer AG.	535
25,300		BayWa AG.	1,043
300,633	*	BE Aerospace, Inc	9,112
51,554		BE Group AB	338
579	*	Beacon Power Corp	0	^
196,796	*	Beacon Roofing Supply, Inc	2,867
743,900		Beijing Enterprises Holdings Ltd	5,292
26,294		Bekaert S.A.	6,938
209,686		Belden CDT, Inc	5,532
1,940,200	*	Berjaya Corp BHD	716
3,298		Bharat Electronics Ltd	128
203,994		Bharat Heavy Electricals	11,252
492,051		Bidvest Group Ltd	10,388
17,968	*	Biesse S.p.A.	136
81,101		Bilfinger Berger AG.	5,590
40,746		Bird Construction, Income Fund	1,485
331,924	*	Blount International, Inc	4,225
20,565	*	Bluelinx Holdings, Inc	82
746,637		Boart Longyear Group	2,280
12,311	*	Bobst Group AG.	545
262,046		Bodycote plc	1,025
4,673,128		Boeing Co	310,949
3,050,630		Bombardier, Inc	14,973
116,161		Boskalis Westminster	4,875
50,900		Boustead Holdings Berhad	81
314,875		Bouygues S.A.	13,515
252,937		Bradken Ltd	2,090
243,223		Brady Corp (Class A)	7,095
242,905		Briggs & Stratton Corp	4,618
365,262	*	Broadwind Energy, Inc	683
173,421		BSS Group plc	1,214
9,676		Bucher Industries AG.	1,449
289,887		Bucyrus International, Inc (Class A)	20,104
203,719	*	Builders FirstSource, Inc	464
68,000		Bunka Shutter Co Ltd	177
804,582		Bunzl plc	9,593
58,404		Burckhardt Compression Holding AG.	12,945
2,506,000	*	Burwill Holdings Ltd	142
1,081,117		CAE, Inc	11,159
41,612	*	CAI International, Inc	631

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,049,798	*	Capstone Turbine Corp	$811
21,864		Carbone Lorraine	945
115,046		Cardno Ltd	512
32,524		Cardo AB	1,189
49,729		Cargotec Corp (B Shares)	2,149
885,987		Carillion plc	4,363
559,703		Carlisle Cos, Inc	16,763
26,137	*	Carraro S.p.A.	82
41,836		Cascade Corp	1,330
2,560,622		Caterpillar, Inc	201,471
251,000		Central Glass Co Ltd	998
22,672	*	CENTROTEC Sustainable AG.	440
117,635	*	Ceradyne, Inc	2,747
112,897	*	Ceres Power Holdings plc	123
133,537	*	Chart Industries, Inc	2,719
282,306		Charter International plc	3,078
49,406		Chemring Group PLC	2,333
348,000		Chen Hsong Holdings	147
423,052	*	Chicago Bridge & Iron Co NV (ADR)	10,344
8,795,000		China Communications Construction Co Ltd	8,366
1,492,300		China High Speed Transmission Equipment Group Co Ltd	3,239
1,382,674		China International Marine Containers Co Ltd (Class B)	2,359
17,711	*	China Ming Yang Wind Power Group Ltd ADS	248
2,862,500		China Railway Construction Corp	3,852
5,971,000		China Railway Group Ltd	4,679
14,863,500		China South Locomotive and Rolling Stock Corp	14,061
3,258,000		China State Construction International Holdings Ltd	1,965
335,000		Chiyoda Corp	2,741
41,400	*	Chiyoda Integre Co Ltd	435
36,000		Chudenko Corp	405
94,989		Chugai Ro Co Ltd	317
100,573		Cintra Concesiones de Infraestructuras de Transporte S.A.	940
576,643	*	CIR-Compagnie Industriali Riunite S.p.A.	1,176
81,869		CIRCOR International, Inc	2,587
1,893,186		Citic Pacific Ltd	4,319
20,000		CJ Corp	1,610
72,100		CKD Corp	480
110,794		Clal Industries and Investments	770
240,298		Clarcor, Inc	9,283
346,736		Clough Ltd	275
146,139	*	CNH Global NV	5,355
94,454		Cobham plc	343
459,368	*	Cofide S.p.A.	416
17,455	*	Coleman Cable, Inc	105
102,344	*	Colfax Corp	1,522
92,173	*	Columbus McKinnon Corp	1,529
216,297		Comfort Systems USA, Inc	2,321
109,461	*	Commercial Vehicle Group, Inc	1,114
29,000	m	Commuture Corp	147
296,911		Compagnie de Saint-Gobain	13,207

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,059		Compagnie d’Entreprises CFE	$1,069
180,100		COMSYS Holdings Corp	1,650
3,924		Construcciones y Auxiliar de Ferrocarriles S.A.	2,009
409,003	*	Cookson Group plc	3,514
989,027		Cooper Industries plc	48,393
880,851		Cosco Corp Singapore Ltd	1,186
26,885		Cosel Co Ltd	324
85,220		Costain Group plc	281
61,920		Cramo Oyj (Series B)	1,166
242,624		Crane Co	9,205
108,540		Crane Group Ltd	859
1,494,337		CSR Ltd	2,600
118,254		Cubic Corp	4,825
1,192,020		Cummins, Inc	107,974
230,368		Curtiss-Wright Corp	6,980
48,800		Daelim Industrial Co	3,612
15,633		Daetwyler Holding AG.	1,072
153,475		Daewoo Engineering & Construction Co Ltd	1,514
68,888		Daewoo International Corp	2,429
136,821		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,270
118,500		Daifuku Co Ltd	602
149,641		Daihen Corp	631
52,000		Daiichi Jitsugyo Co Ltd	158
125,703		Daikin Industries Ltd	4,728
66,100	m	Daimei Telecom Engineering Corp	424
82,000		Daiwa Industries Ltd	394
3,122,865		Danaher Corp	126,821
25,136		Danieli & Co S.p.A.	591
136,681		Danieli & Co S.p.A. (RSP)	1,755
184,074		DCC plc	5,272
94,237	*	Deceuninck NV	238
1,646,253		Deere & Co	114,877
10,511		Delek Group Ltd	2,886
29,503		Demag Cranes AG.	1,132
88,088	*	Deutz AG.	648
118,708	*	DigitalGlobe, Inc	3,609
49,739		Discount Investment Corp	993
1,164,753		Dogan Sirketler Grubu Holdings	845
279,110		Donaldson Co, Inc	13,154
560,600		Dongfang Electric Co Ltd	2,634
14,146		Doosan Corp	1,892
62,429		Doosan Heavy Industries and Construction Co Ltd	4,648
114,910		Doosan Infracore Co Ltd	2,414
52,048		Douglas Dynamics, Inc	643
1,104,504		Dover Corp	57,666
37,170	*	Draka Holding	661
66,008		Ducommun, Inc	1,438
11,348		Duerr AG.	354
139,727		Duro Felguera S.A.	1,196
47,366	*	DXP Enterprises, Inc	899
211,952	*	Dycom Industries, Inc	2,117
113,458		Dynamic Materials Corp	1,714

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,052,796		Eaton Corp	$86,845
703,992	*	Ebara Corp	3,120
34,162		Eiffage S.A.	1,624
27,768		Elbit Systems Ltd	1,480
1,751		Electra Israel Ltd	178
80,901		ElSwedy Cables Holding Co	1,006
359,105	*	EMCOR Group, Inc	8,830
828,129		Emeco Holdings Ltd	688
4,749,006		Emerson Electric Co	250,082
916,445		Empresa Brasileira de Aeronautica S.A.	6,397
664,771		Empresas COPEC S.A.	12,460
51,800	*	Empresas ICA Sociedad Controladora S.A. de C.V.	126
77,120		Encore Wire Corp	1,582
245,349	*	Ener1, Inc	903
159,358	*	Energy Recovery, Inc	572
745,462		Energy Support Corp	1,625
224,364	*	EnerSys	5,602
1,080,936		Engineers India Ltd	8,398
378,120		Enka Insaat ve Sanayi AS	1,647
91,903	*	EnPro Industries, Inc	2,875
5,403		Entrepose Contracting	628
133,857		ESCO Technologies, Inc	4,452
149,947	*	Esterline Technologies Corp	8,581
474,921		European Aeronautic Defence and Space Co	11,845
9,007		Faiveley S.A.	784
289,684	*	Fanuc Ltd	36,887
6,028,973		Far Eastern Textile Co Ltd	8,298
413,828		Fastenal Co	22,012
307,469		Federal Signal Corp	1,657
270,618		Fenner plc	987
210,743		Finmeccanica S.p.A.	2,504
212,574		Finning International, Inc	4,942
198,627	*	Flow International Corp	522
177,665		Flowserve Corp	19,440
104,666		FLSmidth & Co AS	7,647
55,953		Fluidra S.A.	201
566,417		Fluor Corp	28,056
4,568		FMS Enterprises Migun Ltd	129
118,510		Fomento de Construcciones y Contratas S.A.	3,276
331,351	*	Force Protection, Inc	1,670
38	*	Foster Wheeler AG.	1
131,797		Franklin Electric Co, Inc	4,370
2,213,760		Fraser and Neave Ltd	10,942
64,010		Freightcar America, Inc	1,575
33,307		Frigoglass S.A.	411
358,518	*	FuelCell Energy, Inc	441
524,042	*	Fuji Electric Holdings Co Ltd	1,375
62,796		Fuji Machine Manufacturing Co Ltd	937
521,577		Fujikura Ltd	2,612
211,000		Fujitec Co Ltd	1,041
177,178	*	Furmanite Corp	865
1,000,000	*	Furukawa Co Ltd	1,078

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,034,027		Furukawa Electric Co Ltd	$7,651
71,300		Futaba Corp/Chiba	1,185
879,000	*	Gallant Venture Ltd	167
113,440		Galliford Try PLC	588
8,675		Gamesa Corp Tecnologica S.A.	61
2,225,700		Gamuda BHD	2,797
225,827		Gardner Denver, Inc	12,122
138,467		GATX Corp	4,060
7,489		GEA Group AG.	187
5,525		Geberit AG.	984
87,634		GEK Group of Cos S.A.	502
595,739	*	GenCorp, Inc	2,931
83,885	*	Generac Holdings, Inc	1,144
383,003	*	General Cable Corp	10,387
26,196	*	General de Alquiler de Maquinaria	62
2,126,590		General Dynamics Corp	133,571
51,346,574		General Electric Co	834,383
93,466	*	GeoEye, Inc	3,784
7,079		Georg Fischer AG.	2,831
3,918		Gesco AG.	223
139,163	*	Gibraltar Industries, Inc	1,250
292,221		Giken Seisakusho Co, Inc	1,323
63,122		Gildemeister AG.	921
17,616	*	Global Defense Technology & Systems, Inc	241
96,556		Glory Ltd	2,357
1,645,102		Goodrich Corp	121,293
53,563		Gorman-Rupp Co	1,476
192,078		Graco, Inc	6,095
680,890	*	GrafTech International Ltd	10,642
289,335		Grafton Group plc	1,203
75,233		Graham Corp	1,168
162,000		Granite Construction, Inc	3,684
52,211		Granite Hacarmel Investments Ltd	111
471,455		Great Lakes Dredge & Dock Corp	2,739
104,349	*	Greenbrier Cos, Inc	1,627
228,067	*	Griffon Corp	2,780
829,237		Grupo Carso S.A. de C.V. (Series A1)	4,172
727	*	Grupo Empresarial San Jose	5
82,975		Gruppo Beghelli S.p.A.	72
63,470		GS Engineering & Construction Corp	4,882
460,000		GS Yuasa Corp	3,235
495,195		GWA International Ltd	1,498
137,785	*	H&E Equipment Services, Inc	1,098
55,224	*	Haldex AB	674
3,357		Hamon & CIE S.A.	124
385,013		Hampson Industries plc	191
105,857		Hamworthy plc	599
40,224		Hanjin Heavy Industries & Construction Co Ltd	1,266
895,352		Hankyu Hanshin Holdings, Inc	4,301
708,092	*	Hansen Transmissions International NV	529
476,000		Hanwa Co Ltd	1,870
1,312,000		Harbin Power Equipment	1,632

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44		Harmonic Drive Systems, Inc	$187
1,006,473		Harsco Corp	24,739
327,495		Hastie Group Ltd	499
12,945		Haw Par Corp Ltd	57
21,876	*	Hawk Corp	947
125,841		Heico Corp	5,743
273,030	*	Heidelberger Druckmaschinen	1,307
326,834		Hellenic Technodomiki Tev S.A.	1,301
6,944,000		Henderson Investment Ltd	716
61,393	*	Herley Industries, Inc	1,013
165,124		Hexagon AB (B Shares)	3,542
419,604	*	Hexcel Corp	7,465
56,720		Hexpol AB (Series B)	816
65,200		Hibiya Engineering Ltd	587
345,666		Hills Industries Ltd	748
643,136	*	Hino Motors Ltd	3,105
323,000		Hi-P International Ltd	251
27,000		Hisaka Works Ltd	293
245,000		Hitachi Cable Ltd	640
27,353		Hitachi Construction Machinery Co Ltd	591
1,195,899		Hitachi Zosen Corp	1,676
46,550		Hochtief AG.	4,031
38,193	*	Hoku Scientific, Inc	104
12,578		Homag Group AG.	224
6,977,884		Honeywell International, Inc	306,607
380,000		Hong Leong Asia Ltd	959
50,100		Hoshizaki Electric Co Ltd	900
44,000	*	Hosokawa Micron Corp	144
86,617		Houston Wire & Cable Co	869
256,375		Hubbell, Inc (Class B)	13,011
3,887,481		Hutchison Whampoa Ltd	36,275
77,246		Hyundai Development Co	2,046
97,204		Hyundai Engineering & Construction Co Ltd	6,180
68,287		Hyundai Heavy Industries	19,613
25,676		Hyundai Mipo Dockyard	4,245
36,900		Idec Corp	336
296,153		IDEX Corp	10,516
108,179	*	II-VI, Inc	4,038
1,471,770		IJM Corp BHD	2,474
1,898,712		Illinois Tool Works, Inc	89,278
651,774		IMI plc	7,858
410,658		Impregilo S.p.A.	1,223
15,792	*	IMS-Intl Metal Service	258
143,878		Imtech NV	4,567
35,000		Inaba Denki Sangyo Co Ltd	871
78,000		Inabata & Co Ltd	394
34,630		Indus Holding AG.	902
979,654		Industrea Ltd	455
9,680		Industria Macchine Automatiche S.p.A.	184
24,964		Indutrade AB	691
1,023,900		Ingersoll-Rand plc	36,563
168,812	*	Insituform Technologies, Inc (Class A)	4,082

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,957		Insteel Industries, Inc	$817
162,367	*	Interline Brands, Inc	2,929
2,200,000	*	International Mining Machinery Holdings Ltd	2,078
89,272	*	Interpump Group S.p.A.	559
182,747		Interserve plc	578
2,451,239		Invensys plc	11,494
251,000	*	Iseki & Co Ltd	686
4,915,008		Ishikawajima-Harima Heavy Industries Co Ltd	9,420
1,646,532		Itochu Corp	15,069
866,447		ITT Industries, Inc	40,576
420,000		Iwatani International Corp	1,218
50,939		J&P-Avax SA	85
1,127,068	*	Jacobs Engineering Group, Inc	43,619
1,398,225		Jaiprakash Associates Ltd	3,759
168,604		Japan Pulp & Paper Co Ltd	557
509,303		Japan Steel Works Ltd	4,795
506,000	*	Jaya Holdings Ltd	250
151,000		JFE Shoji Holdings, Inc	615
139,900		JG Summit Holdings (Series B)	80
193,140		JGC Corp	3,352
123,680		John Bean Technologies Corp	1,992
3,445,086		Johnson Electric Holdings Ltd	1,820
930,257		Joy Global, Inc	65,416
211,047		JS Group Corp	4,139
917,435		JTEKT Corp	8,451
179,000	*	Juki Corp	315
37,602		Jungheinrich AG.	1,258
78,151		Kaba Holding AG.	26,086
93,596	*	Kadant, Inc	1,770
3,059,568		Kajima Corp	7,367
170,242		Kaman Corp	4,462
156,000		Kandenko Co Ltd	934
554,000	*	Kanematsu Corp	465
6,085		Kardex AG.	159
26,500		Katakura Industries Co Ltd	272
900,000		Kato Works Co Ltd	1,682
1,120,363		Kawasaki Heavy Industries Ltd	3,181
155,837		Kaydon Corp	5,392
2,366,612		KBR, Inc	58,314
6,912		KCC Corp	2,225
79,783		KCI Konecranes Oyj	2,983
84,855		Keller Group plc	787
257,077		Kennametal, Inc	7,951
2,677,280		Keppel Corp Ltd	18,281
52,802		Kier Group plc	983
169,309		Kinden Corp	1,529
173,906		Kingspan Group plc	1,319
50,000		Kinki Sharyo Co Ltd	227
144,000		Kitz Corp	588
92,910	*	Kloeckner & Co AG.	2,091
1,331,913		KOC Holding AS	6,353
1,769,158		Komatsu Ltd	41,071

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,202		Komax Holding AG	$366
80,690		Komori Corp	938
60,598		Kone Oyj (Class B)	3,131
307,328		Koninklijke BAM Groep NV	1,990
4,207,245		Koninklijke Philips Electronics NV	132,233
489,534		Koninklijke Philips Electronics NV (ADR)	15,332
20,687		Koor Industries Ltd	449
87,129	*	Kratos Defense & Security Solutions, Inc	928
25,208		Krones AG.	1,501
278,000	*	KS Energy Services Ltd	228
252		Ksb AG	172
350,384		Kubota Corp	3,207
33,668	*	KUKA AG.	643
345,475		Kurita Water Industries Ltd	9,589
60,570		Kuroda Electric Co Ltd	706
67,000		Kyosan Electric Manufacturing Co Ltd	299
111,600		Kyowa Exeo Corp	1,004
54,000		Kyudenko Corp	294
749,087		L-3 Communications Holdings, Inc	54,137
60,298	*	LaBarge, Inc	753
73,213	*	Ladish Co, Inc	2,279
300,216		Larsen & Toubro Ltd	13,718
243,917		Lavendon Group plc	203
29,338		Lawson Products, Inc	448
97,776	*	Layne Christensen Co	2,531
57,271	*	LB Foster Co (Class A)	1,657
400,867		Legrand S.A.	13,558
271,604		Leighton Holdings Ltd	8,679
14,966		Lemminkainen Oyj	504
162,594		Lennox International, Inc	6,779
193,378		LG Corp	13,991
147,319		Lincoln Electric Holdings, Inc	8,518
80,310		Lindab International AB	1,163
53,380		Lindsay Manufacturing Co	2,312
4,579		LISI	311
42,342	*	LMI Aerospace, Inc	674
1,752,250		Lockheed Martin Corp	124,900
160,000		Lonking Holdings Ltd	162
24,611		LS Cable Ltd	2,525
20,224		LS Industrial Systems Co Ltd	1,658
110,139		LSI Industries, Inc	707
77,594	*	Lydall, Inc	571
29,823		Mabuchi Motor Co Ltd	1,525
1,104,133		Macmahon Holdings Ltd	726
175,000		Maeda Corp	474
117,000		Maeda Road Construction Co Ltd	869
1,700	*	Magnetek, Inc	2
164,536		Maire Tecnimont S.p.A.	654
196,000	*	Makino Milling Machine Co Ltd	1,327
111,330	*	Makita Corp	3,530
206,900		Malaysian Resources Corp Bhd	141
4,738		MAN AG.	516

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,414	*	Manitou BF S.A.	$253
514,562		Manitowoc Co, Inc	6,231
36,442		Martifer SGPS S.A.	77
2,410,294		Marubeni Corp	13,628
3,960,959		Masco Corp	43,611
283,561	*	Mastec, Inc	2,926
231,657		Matsushita Electric Works Ltd	3,072
52,000		Max Co Ltd	588
3,243,826		Meggitt plc	15,094
249,000		Meidensha Corp	916
1,156,243		Melrose plc	4,970
5,038,000	*	Metallurgical Corp of China Ltd	2,623
95,484		Metka S.A.	1,036
63,972		Met-Pro Corp	645
73,035		Metso Oyj	3,347
55,255	*	Meyer Burger Technology AG.	1,743
37,040	*	Michael Baker Corp	1,221
5,861		Michaniki S.A. (Preference)	3
75,403		Micron Machinery Co Ltd	858
70,624	*	Middleby Corp	4,477
54,471		Miller Industries, Inc	737
1,997,704		Minebea Co Ltd	10,290
112,900		MISUMI Group, Inc	2,367
3,090,422		Mitsubishi Corp	73,335
2,910,190		Mitsubishi Electric Corp	25,030
3,583,031		Mitsubishi Heavy Industries Ltd	13,220
81,000		Mitsubishi Kakoki Kaisha Ltd	163
154,000		Mitsuboshi Belting Co Ltd	747
3,093,698		Mitsui & Co Ltd	46,027
3,061,612		Mitsui Engineering & Shipbuilding Co Ltd	6,932
37,800		Miura Co Ltd	855
2,725,374		MMC Corp BHD	2,649
161,174		Monadelphous Group Ltd	2,502
234,144	*	Moog, Inc (Class A)	8,314
376,927		Morgan Crucible Co plc	1,294
50,715		Morgan Sindall plc	530
150,800		Mori Seiki Co Ltd	1,404
104,403		Mota Engil SGPS S.A.	304
150,920		MSC Industrial Direct Co (Class A)	8,156
96,625		MTU Aero Engines Holding AG.	5,523
193,163		Mueller Industries, Inc	5,117
822,477		Mueller Water Products, Inc (Class A)	2,484
76,528		Munters AB	866
450,180		Murray & Roberts Holdings Ltd	2,900
96,000	*	Musashino Kogyo Co Ltd	209
83,878	*	MYR Group, Inc	1,375
190,000		Nabtesco Corp	3,093
30,266		Nacco Industries, Inc (Class A)	2,645
254,000	*	Nachi-Fujikoshi Corp	700
277,000		Nagase & Co Ltd	3,142
101,700		Namura Shipbuilding Co Ltd	518
413,284	*	Navistar International Corp	18,036

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

194,425		NCC AB (B Shares)	$3,975
93,433	*	NCI Building Systems, Inc	890
11,600		NEC Capital Solutions Ltd	144
30,900		NEC Networks & System Integration Corp	391
454,351		Neo-Neon Holdings Ltd	295
34,016		Nexans S.A.	2,474
201,419		NGK Insulators Ltd	3,347
118,876		Nibe Industrier AB (Series B)	1,389
173,000		Nichias Corp	752
8,700		Nichiden Corp	265
40,300		Nichiha Corp	330
231,420		Nidec Corp	20,569
161,000		Nippo Corp	1,076
227,000		Nippon Carbon Co Ltd	718
86,000		Nippon Densetsu Kogyo Co Ltd	834
255,000		Nippon Road Co Ltd	522
93,730		Nippon Sharyo Ltd	457
1,379,576		Nippon Sheet Glass Co Ltd	3,008
100,800		Nippon Signal Co Ltd	724
65,000		Nippon Steel Trading Co Ltd	188
92,000	*	Nippon Thompson Co Ltd	623
385,000		Nishimatsu Construction Co Ltd	452
26,700		Nishio Rent All Co Ltd	171
63,000		Nissin Electric Co Ltd	303
29,300		Nitta Corp	451
365,000	*	Nitto Boseki Co Ltd	831
36,300		Nitto Kogyo Corp	310
14,973		Nitto Kohki Co Ltd	386
33,118		NKT Holding AS	1,638
2,045,914		Noble Group Ltd	2,940
51,800	*	Nordex AG.	477
175,972		Nordson Corp	12,967
134,919		Noritake Co Ltd	470
50,200		Noritz Corp	944
1,592,750		Northrop Grumman Corp	96,568
67,687	*	Northwest Pipe Co	1,185
425,742		NRW Holdings Ltd	714
315,594		NSK Ltd	2,140
3,363,638	*	NTN Corp	14,505
1,440,759		NWS Holdings Ltd	2,826
26,000		Obara Corp	239
554,723		Obayashi Corp	2,206
78,164		Obrascon Huarte Lain S.A.	2,195
159,037	*	OC Oerlikon Corp AG.	689
72,100		Oiles Corp	1,163
263,641	*	Okuma Holdings, Inc	1,456
278,000		Okumura Corp	942
6,291		Omega Flex, Inc	90
16,200		Onoken Co Ltd	128
143,749		Orascom Construction Industries	6,321
248,583	*	Orbital Sciences Corp	3,803
46,000		Organo Corp	293

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

107,108	*	Orion Marine Group, Inc	$1,329
34,466		Orkla ASA	318
70,498		Ormat Industries	583
132,300		OSG Corp	1,293
539,097	*	Oshkosh Truck Corp	14,825
60,782		Outotec Oyj	2,574
1,552,573	*	Owens Corning, Inc	39,792
1,607,411		Paccar, Inc	77,397
17,261		Palfinger AG.	443
428,682		Pall Corp	17,850
5,731,000		Pan-United Corp Ltd	2,157
1,047,774		Parker Hannifin Corp	73,407
9,647		PBG S.A.	811
221,257		Peab AB (Series B)	1,625
312,808		Pentair, Inc	10,520
450,000		Penta-Ocean Construction Co Ltd	674
141,592	*	Perini Corp	2,845
12,422		Pfeiffer Vacuum Technology AG.	1,175
55,580	*	Pfleiderer AG.	293
28,877	*	Pgt, Inc	66
18,458		Phoenix Solar AG.	661
73,332	*	Pike Electric Corp	534
15,495		Pinguely-Haulotte	168
23,811		Pkc Group Oyj	366
10,009		Plasson	250
72,507	*	PMFG, Inc	1,236
152,950	*	Polypore International, Inc	4,613
31,244		Ponsse Oy	463
16,794		Portec Rail Products, Inc	195
65,169	*	Powell Industries, Inc	2,028
87,960	*	PowerSecure International, Inc	815
952,678		Precision Castparts Corp	121,324
16,867		Preformed Line Products Co	588
94,302		Primoris Services Corp	617
1,210,600		Prysmian S.p.A.	22,115
2,282,544		PT United Tractors Tbk	5,230
937,436		QinetiQ plc	1,587
277,469		Quanex Building Products Corp	4,792
669,573	*	Quanta Services, Inc	12,775
3,656		R Stahl AG.	118
93,584		Ramirent Oyj	958
4,742		Rational AG.	1,005
70,534		Raven Industries, Inc	2,673
2,492,242		Raytheon Co	113,920
91,323	*	RBC Bearings, Inc	3,103
319,843		Regal-Beloit Corp	18,772
219,626		Reunert Ltd	1,954
516,823		Rheinmetall AG.	34,171
133,681		Robbins & Myers, Inc	3,580
495,972		Rockwell Automation, Inc	30,616
690,086		Rockwell Collins, Inc	40,198
11,679		Rockwool International AS (B Shares)	1,275

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,498,142		Rolls-Royce Group plc	$14,203
275,276		Roper Industries, Inc	17,942
4,612		Rosenbauer International AG.	195
331,000		Rotary Engineering Ltd	234
128,166		Rotork PLC	3,463
216,050	*	RSC Holdings, Inc	1,612
160,408	*	Rush Enterprises, Inc (Class A)	2,461
83,333		Russel Metals, Inc	1,712
292,000	*	Ryobi Ltd	1,084
133,303		Saab AB (Class B)	1,932
148,436	*	Sacyr Vallehermoso S.A.	888
1,244,294		Safran S.A.	34,977
34,413		Saft Groupe S.A.	1,342
182,127		Samsung Corp	9,935
43,528		Samsung Engineering Co Ltd	5,802
236,460		Samsung Heavy Industries Co Ltd	6,252
66,121		Samsung Techwin Co Ltd	6,553
158,044		Sandvik AB	2,422
112,000		Sanki Engineering Co Ltd	816
331,000	*	Sankyo-Tateyama Holdings, Inc	408
320,000		Sanwa Shutter Corp	947
52,000		Sanyo Denki Co Ltd	235
290,000		Sasebo Heavy Industries Co Ltd	584
287,092	*	SatCon Technology Corp	1,079
102,389	*	Sauer-Danfoss, Inc	2,180
137,168		Scania AB (B Shares)	3,028
34,809		Schindler Holding AG.	3,734
17,572		Schindler Holding AG. (Reg)	1,878
992,387		Schneider Electric S.A.	125,830
37,578		Schouw & Co	832
1,102		Schweiter Technologies AG.	746
1,808		Seaboard Corp	3,202
32,000		SEC Carbon Ltd	155
134,294		Sedgman Ltd	258
93,000		Seika Corp	204
59,000		Sekisui Jushi Corp	597
2,900,112		SembCorp Industries Ltd	9,615
4,013,833		SembCorp Marine Ltd	11,995
1,242,988		Senior plc	2,712
69,881	*	Sensata Technologies Holding BV	1,381
152,344		Severfield-Rowen plc	485
69,533	*	SGL Carbon AG.	2,409
8,446,000		Shanghai Electric Group Co Ltd	4,692
885,600		Shanghai Industrial Holdings Ltd	4,474
1,117,053	*	Shaw Group, Inc	37,489
332,891		Shikun & Binui Ltd	742
35,600		Shima Seiki Manufacturing Ltd	729
463,168		Shimizu Corp	1,714
588,149		Shin Zu Shing Co Ltd	1,642
141,000		Shinko Electric Co Ltd	287
24,000		Shin-Kobe Electric Machinery Co Ltd	209
522,590		Shinmaywa Industries Ltd	1,934

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,000		Shinsho Corp	$345
53,300		SHO-BOND Holdings Co Ltd	1,161
450,000		Shui On Construction and Materials Ltd	556
1,944,074		Siemens AG.	205,211
118,189		Siemens India Ltd	2,166
838,584	*	SIG plc	1,265
3,646,671		Sime Darby BHD	10,041
170,832		Simpson Manufacturing Co, Inc	4,404
2,106,000	*	Singamas Container Holdings Ltd	486
1,565,134		Singapore Technologies Engineering Ltd	3,999
51,729	*	Singulus Technologies	297
2,604,000		Sinotruk Hong Kong Ltd	2,655
15,322		Sintex Industries Ltd	131
61,800		Sintokogio Ltd	446
53,650		SK Corp	5,576
116,760		SK Networks Co Ltd	1,147
17,880		Skanska AB (B Shares)	328
1,798,312		SKF AB (B Shares)	41,354
549,041		SM Investments Corp	7,131
53,669		SMC Corp	7,078
3,938,156		Smiths Group plc	75,413
185,073		Snap-On, Inc	8,608
173,659		SNC-Lavalin Group, Inc	8,878
5,365,609	*	Sojitz Holdings Corp	9,641
10,299		Solar Holdings AS (B Shares)	690
13,805	*	Solar Millennium AG.	360
58,976		Solaria Energia y Medio Ambiente S.A.	125
138,301	*	Sonae Capital SGPS S.A.	83
1,166,133		Sonae SPGS S.A.	1,292
753,938		Speedy Hire plc	272
106,870		Spirax-Sarco Engineering plc	3,022
498,948	*	Spirit Aerosystems Holdings, Inc (Class A)	9,944
386,482		SPX Corp	24,457
19,891		SRV Group plc	166
64,157		Standex International Corp	1,552
106,370	*	Sterling Construction Co, Inc	1,317
58,762		Strabag SE	1,394
56,349		Sulzer AG.	6,537
132,000		Sumikin Bussan Corp	267
2,392,793		Sumitomo Corp	30,841
2,259,300		Sumitomo Electric Industries Ltd	27,551
967,561		Sumitomo Heavy Industries Ltd	4,984
450,575		Sumitomo Precision Products Co Ltd	1,495
57,744		Sun Hydraulics Corp	1,628
145,668		Superior Plus Corp	1,686
914,001	*	Suzlon Energy Ltd	1,066
329,000	*	SWCC Showa Holdings Co Ltd	284
651,451		Swisslog Holding AG.	530
518,186		Tadano Ltd	2,582
40,000		Taihei Dengyo Kaisha Ltd	281
69,000		Taihei Kogyo Co Ltd	245
45,100		Taikisha Ltd	722

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,331,976		Taisei Corp	$8,925
1,196,608		Taiwan Glass Industrial Corp	1,214
101,000		Takaoka Electric Manufacturing Co Ltd	347
125,929		Takara Standard Co Ltd	816
88,800		Takasago Thermal Engineering Co Ltd	696
14,300	*	Takeuchi Manufacturing Co Ltd	139
90,000	*	Takuma Co Ltd	207
73,349		TAL International Group, Inc	1,777
245,017	*	Taser International, Inc	951
2,652,315		Tat Hong Holdings Ltd	2,097
527,510		Tata Motors Ltd	12,891
6,668,833		Teco Electric and Machinery Co Ltd	3,864
114,151	*	Tecumseh Products Co (Class A)	1,309
171,756		Teixeira Duarte SA	197
199,326	*	Teledyne Technologies, Inc	7,937
127,850		Tennant Co	3,951
341,487	*	Terex Corp	7,827
44,426		Textainer Group Holdings Ltd	1,188
4,885,952		Textron, Inc	100,455
318,585		Thales S.A.	11,644
46,669	*	Thermadyne Holdings Corp	659
125,025		THK Co Ltd	2,342
322,149	*	Thomas & Betts Corp	13,215
1,114,688		Timken Co	42,759
163,855		Titan International, Inc	2,224
55,568	*	Titan Machinery, Inc	906
332,000		Toa Corp/Tokyo	330
17,300		Tocalo Co Ltd	274
382,000		Toda Corp	1,249
49,000		Toenec Corp	271
149,558		Tognum AG.	3,312
33,000		Tokyo Energy & Systems, Inc	228
108,370		Tokyu Construction Co Ltd	314
24,700		Torishima Pump Manufacturing Co Ltd	397
241,190		Toro Co	13,562
126,342		Toromont Industries Ltd	3,492
153,964		Toshiba Machine Co Ltd	531
54,000		Toshiba Plant Systems & Services Corp	721
354,951		Toto Ltd	2,432
693,000		Toyo Construction Co Ltd	332
51,000		Toyo Electric Manufacturing Co Ltd	240
684,957		Toyo Engineering Corp	2,240
14,400		Toyo Tanso Co Ltd	735
276,775		Toyota Tsusho Corp	4,078
385,356		TransDigm Group, Inc	23,911
279,139	*	Travis Perkins plc	3,699
124,079		Tredegar Corp	2,355
456,926		Trelleborg AB (B Shares)	4,210
39,981		Trevi Finanziaria S.p.A.	566
63,760	*	Trex Co, Inc	1,216
57,762	*	Trimas Corp	858
252,835		Trinity Industries, Inc	5,631

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87,432		Triumph Group, Inc	$6,522
301,000	*	Trony Solar Holdings Co Ltd.	175
25,000		Trusco Nakayama Corp	349
246,000		Tsubakimoto Chain Co	1,011
70,000		Tsugami Corp	450
58,000		Tsukishima Kikai Co Ltd	374
49,272		Twin Disc, Inc	687
4,064,233		Tyco International Ltd	149,279
95,605		Ultra Electronics Holdings	2,559
67,195		Umeco plc	457
15,900		Union Tool Co	399
3,831	*	United Capital Corp	93
322,000		United Engineers Ltd	575
510,594		United Group Ltd	7,339
296,388	*	United Rentals, Inc	4,398
3,293,395		United Technologies Corp	234,589
81,809		Universal Forest Products, Inc	2,393
76,573		Uponor Oyj	1,267
155,511	*	UQM Technologies, Inc	398
304,049	*	URS Corp	11,548
205,896	*	USG Corp	2,716
368,275		Ushio, Inc	6,198
14,333		Vacon plc	685
884,083		Vallourec	87,826
158,167		Valmont Industries, Inc	11,451
126,700		Veidekke ASA	969
9,084	*	Vestas Wind Systems AS	342
86,308		Vicor Corp	1,261
783,809		Vinci S.A.	39,291
48,628		Volvo AB (B Shares)	714
91,793		Von Roll Holding AG.	495
13,789		Vossloh AG.	1,468
184,721		W.W. Grainger, Inc	22,002
251,364	*	Wabash National Corp	2,034
538,924	*	WABCO Holdings, Inc	22,602
35,785		Wacker Construction Equipment AG.	491
12,838		Wajax Income Fund	346
3,796,150	*	Walsin Lihwa Corp	2,260
1,003		Walter Meier AG.	171
191,063		Wartsila Oyj (B Shares)	12,469
121,511		Watsco, Inc	6,766
146,461		Watts Water Technologies, Inc (Class A)	4,987
63,631		Wavin NV	794
533,500		Weichai Power Co Ltd	5,638
407,293		Weir Group plc	9,105
66,729		Wendel	4,422
226,488	*	WESCO International, Inc	8,899
148,321		Westinghouse Air Brake Technologies Corp	7,088
54,805	*	Westport Innovations, Inc	960
2,499,176	*	Wienerberger AG.	41,105
654,784	*	Wolseley plc	16,447
307,363		Woodward Governor Co	9,965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,372	*,b	Xerium Technologies, Inc	$427
36,000		Yahagi Construction Co Ltd	235
82,100		Yamazen Corp	317
3,646,000		Yangzijiang Shipbuilding	4,879
180,516		YIT Oyj	4,279
43,000		Yokogawa Bridge Holdings Corp	280
339,000		Yuasa Trading Co Ltd	325
53,000		Yurtec Corp	199
13,400		Yushin Precision Equipment Co Ltd	253
7,626		Zardoya Otis S.A.	137
1,002		Zehnder Group AG.	1,989
906,600		Zelan BHD	201
9,475		Zhongde Waste Technology AG.	179
1,780,000		Zhuzhou CSR Times Electric Co Ltd	5,712
81,794		Zodiac S.A.	5,185
39,309		Zumtobel AG.	674

		TOTAL CAPITAL GOODS	8,509,694

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
62,406		Aangpanneforeningen AB (B Shares)	1,153
263,080		ABM Industries, Inc	5,680
195,878	*	Acacia Research (Acacia Technologies)	3,447
260,791	*	ACCO Brands Corp	1,500
3,326,628	*	Accor Services	65,894
1,818,121		Adecco S.A.	95,008
166,338		Administaff, Inc	4,479
98,656	*	Advisory Board Co	4,356
29,700		Aeon Delight Co Ltd	556
248,314		Aggreko plc	6,124
119,981		American Ecology Corp	1,920
157,504	*	American Reprographics Co	1,236
121,427	*	APAC Customer Services, Inc	687
50,574		Asahi Holdings, Inc	1,167
15,644		Assystem	266
142,818	*	ATC Technology Corp	3,533
267,215		Atkins WS plc	3,089
400,705		Avery Dennison Corp	14,874
698,795		Babcock International Group	6,257
36,315		Barrett Business Services, Inc	552
5,914		Bertrandt AG.	351
181,861		BFI Canada Ltd	4,161
171,172		Bowne & Co, Inc	1,939
3,453,486		Brambles Ltd	20,929
307,750		Brink’s Co	7,078
13,466		Brunel International	420
75,905		Bureau Veritas S.A.	5,300
12,237		BWT AG.	319
161,195		Cabcharge Australia Ltd	862
95,607		Campbell Brothers Ltd	3,056
161,195		Cape plc	874
147,283		Capita Group plc	1,819
102,940	*	Casella Waste Systems, Inc (Class A)	432

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

202,556	*	CBIZ, Inc	$1,201
62,774		CDI Corp	811
217,342	*	Cenveo, Inc	1,093
22,492		Cewe Color Holding AG.	835
444,393		Cintas Corp	12,243
98,454	*	Clean Harbors, Inc	6,670
2,721		Compx International, Inc	36
202,296		Connaught plc	53
71,617	*	Consolidated Graphics, Inc	2,969
238,272	*	Copart, Inc	7,856
170,651		Corporate Executive Board Co	5,386
454,253	*	Corrections Corp of America	11,211
89,227	*	CoStar Group, Inc	4,346
50,366		Courier Corp	716
410,067		Covanta Holding Corp	6,459
50,395	*	CRA International, Inc	910
930,440		Dai Nippon Printing Co Ltd	11,357
46,000		Daiseki Co Ltd	866
433,115		Davis Service Group plc	2,732
148,648		De La Rue plc	1,542
230,147		Deluxe Corp	4,403
124,190		Derichebourg	550
132,781	*	Dolan Media Co	1,510
694,095		Downer EDI Ltd	3,301
264,101		Dun & Bradstreet Corp	19,580
78,500		Duskin Co Ltd	1,411
728,066		eaga plc	1,287
453,439		EnergySolutions, Inc	2,281
85,345	*	EnerNOC, Inc	2,681
150	*	en-japan, Inc	210
133,837		Ennis, Inc	2,394
269,601		Equifax, Inc	8,412
1,991,555		Experian Group Ltd	21,680
89,815	*	Exponent, Inc	3,017
18,430		Fiera Milano S.p.A.	105
59,894	*	Franklin Covey Co	476
99,963	*	FTI Consulting, Inc	3,468
89,775	*	Fuel Tech, Inc	563
18,463,000	*	Fung Choi Media Group Ltd	2,597
110,443		G & K Services, Inc (Class A)	2,525
27,397	*	Gategroup Holding AG.	1,087
273,763	*	Geo Group, Inc	6,392
18,488		GL Events	584
69,638	*	GP Strategies Corp	633
2,505,482		Group 4 Securicor plc	10,021
3,716		Groupe CRIT	91
60,817	*	Gunnebo AB	328
2,028,490		Hays plc	3,604
187,870		Healthcare Services Group	4,282
73,522		Heidrick & Struggles International, Inc	1,432
247,279		Herman Miller, Inc	4,866
243,256	*	Higher One Holdings, Inc	4,011

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,232	*	Hill International, Inc	$642
187,846		HNI Corp	5,402
549,970		Hogg Robinson Group plc	255
365,828		Homeserve plc	2,526
138,170	*	Hudson Highland Group, Inc	475
98,212	*	Huron Consulting Group, Inc	2,160
78,246	*	ICF International, Inc	1,962
4,204		IESI-BFC Ltd	96
152,110	*	IHS, Inc (Class A)	10,343
108,386	*	Innerworkings, Inc	712
230,132		Interface, Inc (Class A)	3,275
3,586		Interseroh AG.	195
85,812		Intertek Group plc	2,467
105,378		Intrum Justitia AB	1,208
577,228		Iron Mountain, Inc	12,895
317,171		ITE Group plc	889
613,600		JobStreet Corp Bhd	469
84,819	*	KAR Auction Services, Inc	1,070
119,173	*	Kelly Services, Inc (Class A)	1,398
135,660	*	Kforce, Inc	1,861
125,200	*	K-Green Trust	104
160,810		Kimball International, Inc (Class B)	938
195,695		Knoll, Inc	3,035
170,000		Kokuyo Co Ltd	1,344
202,774	*	Korn/Ferry International	3,354
188,000		Kyodo Printing Co Ltd	453
48,585		Lassila & Tikanoja Oyj	920
98,196	*	LECG Corp	108
107,020		Loomis AB	1,286
52,415	*	M&F Worldwide Corp	1,276
135,356		MAC Services Group	428
173,529		Manpower, Inc	9,058
18,462		Matsuda Sangyo Co Ltd	316
106,061		McGrath RentCorp	2,540
117,307		Mears Group plc	551
48,600	*	Meitec Corp	903
167,349	*	Metalico, Inc	641
545,006		Michael Page International plc	3,945
125,803		Mine Safety Appliances Co	3,409
127,470		Mineral Resources Ltd	1,301
66,151	*	Mistras Group, Inc	766
501,192		Mitie Group	1,505
41,672		Mitsubishi Pencil Co Ltd	740
166,464	*	Mobile Mini, Inc	2,554
24,660		Morneau Sobeco Income Fund	219
41,600		Moshi Moshi Hotline, Inc	1,001
163,798		Mouchel Group plc	323
49,465		Multi-Color Corp	762
368,517	*	Navigant Consulting, Inc	4,286
81,156		Newalta, Inc	704
6,800		Nippon Kanzai Co Ltd	111
21,600		Nissha Printing Co Ltd	491

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,000		Okamura Corp	$447
212,354	*	On Assignment, Inc	1,115
22,768		Oyo Corp	184
135,100		Park24 Co Ltd	1,439
224	*	Pasona Group, Inc	158
193		Pilot Corp	352
677,379		Pitney Bowes, Inc	14,482
439,953	*	PMP Ltd	298
49,138		Poyry Oyj	747
79,293		Proffice AB	315
158,380		Programmed Maintenance Services Ltd	272
87,300		PRONEXUS, Inc	484
57,386		Prosegur Cia de Seguridad S.A.	3,433
1,242,028		R.R. Donnelley & Sons Co	21,065
17,247	*	Randstad Holdings NV	784
1,768,244		Regus plc	2,222
3,085,672	*	Rentokil Initial plc	4,993
2,435,346		Republic Services, Inc	74,255
203,174		Resources Connection, Inc	2,796
114,852		Ritchie Bros Auctioneers, Inc	2,375
312,683		Robert Half International, Inc	8,130
94,951		Robert Walters plc	346
194,588		Rollins, Inc	4,549
313,441		RPS Group plc	921
25,121		S1 Corp (Korea)	1,379
439,001		SAI Global Ltd (New)	1,854
271,624		Salmat Ltd	1,024
37,452		Sato Corp	463
55,275		Schawk, Inc (Class A)	1,020
97,787	*	School Specialty, Inc	1,272
7,474		Seche Environnement S.A.	569
183,949		Secom Co Ltd	8,307
5,500		Secom Techno Service Co Ltd	163
46,037		Securitas AB (B Shares)	496
444,427		Securitas Systems AB (B Shares)	778
536,153		Seek Ltd	3,876
294,790		Serco Group plc	2,848
247		SGS S.A.	399
578,281		Shanks Group plc	1,024
180,727		Skilled Group Ltd	241
57,658		Societe BIC S.A.	4,629
124,900		Sohgo Security Services Co Ltd	1,293
264,393	*	Spherion Corp	1,589
471,262		Spice plc	516
545,647		Spotless Group Ltd	1,266
93,081	*	Standard Parking Corp	1,592
76,139		Standard Register Co	222
63,862	*	Stantec, Inc	1,693
331,587		Steelcase, Inc (Class A)	2,762
518,116	*	Stericycle, Inc	35,999
141,985		Sthree plc	652
182,413	*	SYKES Enterprises, Inc	2,477

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,615,530		Taiwan-Sogo Shinkong Security Corp	$7,611
88,207	*	Team, Inc	1,518
7,342		Telegate AG.	71
75,013		Teleperformance	2,137
46,700		Temp Holdings Co Ltd	426
375,345	*	Tetra Tech, Inc	7,871
15,600		Tokyu Community Corp	432
267,965		Tomra Systems ASA	1,595
87,700		Toppan Forms Co Ltd	815
853,548		Toppan Printing Co Ltd	6,677
132,124		Towers Watson & Co	6,498
52,010		Transcom WorldWide S.A. (ADR)	147
121,430		Transcontinental, Inc	1,649
647,787		Transfield Services Ltd	2,254
1,158,958	*	Transpacific Industries Group Ltd	1,316
156,763	m	Tricorona AB	186
232,742	*	TrueBlue, Inc	3,177
136,000		Uchida Yoko Co Ltd	544
73,512		Unifirst Corp	3,246
119,893	*	United Stationers, Inc	6,415
92,171	*	USG People NV	1,449
365,319	*	Verisk Analytics, Inc	10,233
147,313		Viad Corp	2,849
67,774	*	Volt Information Sciences, Inc	488
27,757		VSE Corp	979
1,070,984	*	Waste Connections, Inc	42,475
1,803,307		Waste Management, Inc	64,450
87,988		WSP Group plc	517

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	972,654

CONSUMER DURABLES & APPAREL - 1.8%
17,239		Accell Group	788
235,071		Adidas-Salomon AG.	14,552
8,484		Advanced Digital Broadcast Holdings S.A.	221
20,168		AFG Arbonia-Forster Hldg	480
58,100	*	Alpine Electronics, Inc	744
217,709		Amer Sports Oyj (A Shares)	2,680
196,018	*	American Apparel, Inc	241
201,209		American Greetings Corp (Class A)	3,740
1,359,000		Anta Sports Products Ltd	3,149
5,676,000	*	Apollo Solar Energy Technology Holdings Ltd	366
257,463		Arcelik AS	1,415
69,169	*	Arctic Cat, Inc	709
54,600		Arnest One Corp	602
38,300		Aruze Corp	834
118,572		Asics Corp	1,209
243,000		Atsugi Co Ltd	291
14,869	*	Azorim-Investment Development & Construction Co Ltd	67
50,191	*	Bang & Olufsen AS (B Shares)	533
1,369,946	*	Barratt Developments plc	2,125
358,746	*	Beazer Homes USA, Inc	1,482

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

296,172		Bellway plc	$2,680
49,476		Beneteau S.A.	885
77,708		Benetton Group S.p.A.	596
179,057	*	Berkeley Group Holdings plc	2,323
368,409		Billabong International Ltd	2,838
25,660		Bjoern Borg AB	240
26,026		Blyth, Inc	1,073
162,000	*	Boshiwa International Holding	156
185,506	*	Bovis Homes Group plc	1,112
48,775	*	Brookfield Homes Corp	399
608,600		Brookfield Incorporacoes SA	3,270
388,865		Brunswick Corp	5,919
213,831		Bulgari S.p.A.	1,936
1,034,251		Burberry Group plc	16,897
86,000	*	BWG Homes ASA	262
312,908		Callaway Golf Co	2,190
391,460	*	Carter’s, Inc	10,307
78,777		Casio Computer Co Ltd	584
28,783	*	Cavco Industries, Inc	1,034
41,878		Cherokee, Inc	764
596,000		Chigo Holding Ltd	318
4,555,600		China Dongxiang Group Co	2,619
1,418,000		China Ting Group Holdings Ltd	230
24,900		Chofu Seisakusho Co Ltd	569
129,323		Christian Dior S.A.	16,904
1,600		Cia Hering	69
165,000	*	Clarion Co Ltd	287
28,500		Cleanup Corp	179
2,257,538		Coach, Inc	96,983
52,247		Columbia Sportswear Co	3,053
1,368,259		Compagnie Financiere Richemont S.A.	65,875
22,000		Corona Corp	205
18,500	*	Corp GEO S.A. de C.V. (Series B)	53
428,826	*	CROCS, Inc	5,579
36,123		CSS Industries, Inc	625
38,638	*	Culp, Inc	379
423,181		Cyrela Brazil Realty S.A.	5,990
30,200		Daidoh Ltd	256
8,900		Daikoku Denki Co Ltd	100
209,000		Daiwa Seiko, Inc	240
283,000		Daiwabo Co Ltd	620
223,567	*	Deckers Outdoor Corp	11,169
82,140		De’Longhi S.p.A.	449
32,727	*	Delta Apparel, Inc	491
325,140	*	Desarrolladora Homex S.A. de C.V.	1,755
54,590		Descente Ltd	330
56,191		Dorel Industries, Inc (Class B)	1,878
1,212,632		DR Horton, Inc	13,484
1,159,889	*	Eastman Kodak Co	4,872
11,270		Elco Holdings Ltd	151
1,070,547		Electrolux AB (Series B)	26,365
109,951		Ethan Allen Interiors, Inc	1,920

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

197		Fields Corp	$245
844,546	*	Fisher & Paykel Appliances Holdings Ltd	353
25,130		Folli-Follie S.A.	493
2,700		Forbo Holding AG.	1,484
727,220		Formosa Taffeta Co Ltd	591
475,266		Fortune Brands, Inc	23,397
344,318	*	Fossil, Inc	18,521
31,391		Foster Electric Co Ltd	796
175,000		France Bed Holdings Co Ltd	260
139,000		Fujitsu General Ltd	704
31,700		Funai Electric Co Ltd	926
199,736	*	Furniture Brands International, Inc	1,075
533,998		Gafisa S.A.	4,119
638,863		Garmin Ltd	19,389
113,353		Geox S.p.A.	642
42,645		Gerry Weber International AG.	1,747
351,236		Giant Manufacturing Co Ltd	1,321
68,533	*	G-III Apparel Group Ltd	2,151
157,487	*	Gildan Activewear, Inc	4,430
676,637		Glorious Sun Enterprises Ltd	268
135,924		GUD Holdings Ltd	1,272
645,000		Gunze Ltd	2,217
12,500	*	HAJIME CONSTRUCTION Co Ltd	344
375,390	*	Hanesbrands, Inc	9,708
299,544	*	Harman International Industries, Inc	10,008
1,614,907		Hasbro, Inc	71,881
3,068,000	*	Haseko Corp	2,462
55,400		Heiwa Corp	675
152,282	*	Helen of Troy Ltd	3,851
2,360		Hermes International	539
68,300		Hitachi Koki Co Ltd	606
47,186		Hooker Furniture Corp	549
234,184	*	Hovnanian Enterprises, Inc (Class A)	920
26,180		Hugo Boss AG.	1,520
9,771		Hunter Douglas Nv	393
315,954		Husqvarna AB (B Shares)	2,339
2,476,000		Hutchison Harbour Ring Ltd	287
12,024		IC Companys AS	517
366,778	*	Iconix Brand Group, Inc	6,419
89,433		Indesit Co S.p.A.	1,093
91,917	*	iRobot Corp	1,707
178,352	*	Jakks Pacific, Inc	3,146
63,000		Japan Vilene Co Ltd	293
113,000		Japan Wool Textile Co Ltd	868
5,022,863	a	Jarden Corp	156,361
116,507		JM AB	2,433
180,455	*	Joe’s Jeans, Inc	381
8,536	*	Johnson Outdoors, Inc	109
452,274		Jones Apparel Group, Inc	8,883
103,200	*	JVC KENWOOD Holdings, Inc	323
235,026		KB Home	2,663
42,678	*	Kenneth Cole Productions, Inc (Class A)	711

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,279	*	K-Swiss, Inc (Class A)	$1,534
889,000		Kurabo Industries Ltd	1,406
15,363		Lacrosse Footwear, Inc	212
267,625	*	La-Z-Boy, Inc	2,259
192,978	*	Leapfrog Enterprises, Inc	1,058
366,000		Lee & Man Holding Ltd	315
605,683		Leggett & Platt, Inc	13,785
513,559		Lennar Corp (Class A)	7,899
130,778		LG Electronics, Inc	11,022
29,471		LG Electronics, Inc (Preference)	980
562,000		Li Heng Chemical Fibre Technologies Ltd	90
944,000		Li Ning Co Ltd	2,865
83,196	*	Libbey, Inc	1,096
45,667	*	Lifetime Brands, Inc	690
415,225	*	Liz Claiborne, Inc	2,525
9,481		Loewe AG.	80
90,139		Luxottica Group S.p.A.	2,465
471,233		LVMH Moet Hennessy Louis Vuitton S.A.	69,122
85,602	*	M/I Homes, Inc	888
133,188	*	Maidenform Brands, Inc	3,842
4,551		Maisons France Confort	191
6,442	*,b	Mariella Burani S.p.A.	22
48,539	*	Marine Products Corp	298
15,300		Mars Engineering Corp	244
1,417,688		Matsushita Electric Industrial Co Ltd	19,207
2,406,026		Mattel, Inc	56,446
268,321		MDC Holdings, Inc	7,789
159,611	*	Meritage Homes Corp	3,132
8,309,555	*	Ming Fung Jewellery Group Ltd	814
65,000		Mitsui Home Co Ltd	294
126,000		Mizuno Corp	561
204,719	*	Mohawk Industries, Inc	10,912
62,792	*	Movado Group, Inc	683
414,179		MRV Engenharia e Participacoes S.A.	3,931
51,156		Namco Bandai Holdings, Inc	474
21,096		National Presto Industries, Inc	2,246
1,388	*	Nautilus, Inc	2
62,918		New Wave Group AB (B Shares)	392
5,584,705		Newell Rubbermaid, Inc	99,463
54,238		Nexity	2,060
22,300		Nidec Copal Corp	367
1,398,669		Nike, Inc (Class B)	112,088
345,918		Nikon Corp	6,414
35,231		Nisshinbo Industries, Inc	353
211,483		Nobia AB	1,547
21,900	*	Noritsu Koki Co Ltd	131
36,238	*	NVR, Inc	23,465
298,531		Onward Kashiyama Co Ltd	2,342
62,702		Oxford Industries, Inc	1,491
528,105		Pace plc	1,444
1,472,000		Pacific Textile Holdings Ltd	814
111,000		PanaHome Corp	642

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

381,050		Panasonic Corp (ADR)	$5,175
1,104,763		PDG Realty SA	13,157
402,000	*,m	Peace Mark Holdings Ltd	78
62,761	*	Perry Ellis International, Inc	1,371
432,590	*	Persimmon plc	2,714
119,663		Phillips-Van Heusen Corp	7,199
476,200	*	Pioneer Corp	1,660
10,424,857		Playmates Holdings Ltd	3,265
3,712,428	*	Playmates Toys Ltd	136
179,335		Polaris Industries, Inc	11,675
323,157		Polo Ralph Lauren Corp (Class A)	29,039
71,428	*	Poltrona Frau S.p.A.	75
3,104,000	*	Poly Development Holdings Ltd	126
212,499		Pool Corp	4,265
5,027,250		Pou Chen Corp	4,401
2,424,256	*	Pulte Homes, Inc	21,236
245		Puma AG. Rudolf Dassler Sport	81
640,894	*	Quiksilver, Inc	2,506
118,765	*	RC2 Corp	2,488
328,515	*	Redrow plc	639
25,316		RG Barry Corp	261
24,800		Rinnai Corp	1,459
688,000	*	Rising Development Holdings	178
4,575	*	Rodriguez Group	33
32,000		Roland Corp	365
275,920		Rossi Residencial SA	2,642
613,000		Ruentex Industries Ltd	1,801
84,228	*	Russ Berrie & Co, Inc	724
226,436		Ryland Group, Inc	4,058
10,553		Sabaf S.p.A.	276
44,032	*	Safilo Group S.p.A.	586
53,276		Sangetsu Co Ltd	1,161
73,305		Sankyo Co Ltd	3,881
536,280	*	Sanyo Electric Co Ltd	887
162,000		Sanyo Shokai Ltd	677
8,757		Schulthess Group	316
200,211	*	Sealy Corp	489
63,345		SEB S.A.	5,435
2,167,697		Sega Sammy Holdings, Inc	33,134
198,000	*	Seiko Holdings Corp	666
1,461,230		Seiren Co Ltd	8,875
2,414,699		Sekisui Chemical Co Ltd	14,607
824,623		Sekisui House Ltd	7,409
1,404,360	*	Sharp Corp	13,980
168,000		Shikibo Ltd	223
117,882		Shimano, Inc	6,241
154,935	*	Skechers U.S.A., Inc (Class A)	3,639
33,445		Skyline Corp	678
2,475,081		Skyworth Digital Holdings Ltd	1,726
277,495	*	Smith & Wesson Holding Corp	988
2,038,597	*	Sony Corp	63,027
157		SRI Sports Ltd	164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

556,948	*	Standard-Pacific Corp	$2,211
762,959		Stanley Works	46,753
2,043,607		Steinhoff International Holdings Ltd	6,019
34,304	*	Steinway Musical Instruments, Inc	591
391,500		Stella International Holdings Ltd	768
161,253	*	Steven Madden Ltd	6,621
85,070		Sturm Ruger & Co, Inc	1,160
199,454		Sumitomo Forestry Co Ltd	1,398
39,638	*	Summer Infant, Inc	310
7,198		Swatch Group AG.	2,708
131,676		Swatch Group AG. Reg	9,099
126,393		Takamatsu Corp	1,687
21,400		Tamron Co Ltd	439
4,800,000	*	Tatung Co Ltd	946
4,537,834	*	Taylor Woodrow plc	2,021
1,580,972		Techtronic Industries Co	1,555
226,823	*	Tempur-Pedic International, Inc	7,032
48,079		Ten Cate NV	1,563
752,000		Texwinca Holdings Ltd	858
2,040,000	*	Theme International Holdings Ltd	245
106,701	*	Thomson	591
289,124	*	Timberland Co (Class A)	5,728
12,789		Tod’s S.p.A.	1,214
17,570		Token Corp	519
82,000		Tokyo Style Co Ltd	636
492,295	*	Toll Brothers, Inc	9,363
296,328	*	TomTom NV	2,058
100,468		Tomy Co Ltd	806
16,400		Touei Housing Corp	165
1,353,676		Toyobo Co Ltd	2,173
13,074		Trigano S.A.	302
5,396,000		Trinity Ltd	5,279
106,193	*	True Religion Apparel, Inc	2,266
1,288,702		Tupperware Corp	58,970
151,531	*	Under Armour, Inc (Class A)	6,825
230,242	*	Unifi, Inc	1,038
624,000	*	Unitika Ltd	523
66,682	*	Universal Electronics, Inc	1,390
679,215	*	Urbi Desarrollos Urbanos S.A. de C.V	1,414
507,168		VF Corp	41,091
971,000		Victory City International Hldgs Ltd	219
81,969	*	Volcom, Inc	1,567
150,627		Wacoal Holdings Corp	2,034
9,498,000	*	Wai Chun Mining Industry Group Co Ltd	299
253,805	*	Warnaco Group, Inc	12,977
33,572		Weyco Group, Inc	813
529,593		Whirlpool Corp	42,876
1,188,000		Win Hanverky Holdings Ltd	182
295,786		Wolverine World Wide, Inc	8,581
85,530		Woongjin Coway Co Ltd	3,330
46,440		Yamaha Corp	539
3,512,578		Yue Yuen Industrial Holdings	13,016

		TOTAL CONSUMER DURABLES & APPAREL	1,833,112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 1.9%
208,500		888 Holdings plc	$142
1,299,039	*,m	ABC Learning Centres Ltd	678
638,645		Accor S.A.	23,320
896		Accordia Golf Co Ltd	844
114,892	*	AFC Enterprises	1,425
82,000		Ajisen China Holdings Ltd	129
94,283		Ambassadors Group, Inc	1,069
107,877	*	American Public Education, Inc	3,545
119,747		Ameristar Casinos, Inc	2,090
697,290	*	Apollo Group, Inc (Class A)	35,805
305,110		Aristocrat Leisure Ltd	1,041
5,086	*	Autogrill S.p.A.	64
177,767	*	Bally Technologies, Inc	6,213
430,611	*	Banyan Tree Holdings Ltd	288
78,717		Benesse Corp	3,791
1,335,172		Berjaya Sports Toto BHD	1,799
98,249		Betsson AB (Series B)	1,403
95,856	*	BJ’s Restaurants, Inc	2,699
71,209	*	Bluegreen Corp	199
160,208		Bob Evans Farms, Inc	4,497
277,035	*	Boyd Gaming Corp	2,009
84,462	*	Bridgepoint Education, Inc	1,306
264,305		Brinker International, Inc	4,985
79,305	*	Buffalo Wild Wings, Inc	3,798
185,880		Burger King Holdings, Inc	4,439
302,247		bwin Interactive Entertainment	15,676
436,000		Cafe de Coral Holdings Ltd	1,239
171,445	*	California Pizza Kitchen, Inc	2,925
70,483	*	Cambium Learning Group, Inc	226
95,238	*	Capella Education Co	7,392
408,437	*	Career Education Corp	8,769
32,521	*	Caribou Coffee Co, Inc	338
1,564,646		Carnival Corp	59,785
212,834		Carnival plc	8,365
53,056	*	Carrols Restaurant Group, Inc	281
143,707		CBRL Group, Inc	7,295
146,652	*	CEC Entertainment, Inc	5,035
4,652,400		Century City International	432
358,877	*	Cheesecake Factory	9,499
5,870,000	*	China Energy Development Holdings Ltd	409
15,620,000	*	China LotSynergy Holdings Ltd	533
5,186,000	*	China Travel International Inv HK	1,223
105,651	*	Chipotle Mexican Grill, Inc (Class A)	18,172
59,074		Choice Hotels International, Inc	2,154
52,859		Churchill Downs, Inc	1,888
34,913	*	Club Mediterranee S.A.	626
50,799	*	Codere S.A.	533
139,418	*	Coinstar, Inc	5,994
87,000		Colowide Co Ltd	466

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,384,222		Compass Group plc	$78,206
68,492		Consumers’ Waterheater Income Fund	330
367,021	*	Corinthian Colleges, Inc	2,576
24,614		CPI Corp	637
291,173		Crown Ltd	2,361
1,477	*	Ctrip.com International Ltd (ADR)	71
9,000		Daisyo Corp	109
1,309,173		Darden Restaurants, Inc	56,006
610,376	*	Denny’s Corp	1,898
333,606		DeVry, Inc	16,417
88,778		Dignity plc	961
78,742	*	DineEquity, Inc	3,542
156,793		Domino’s Pizza UK & IRL plc	1,157
282,228	*	Domino’s Pizza, Inc	3,731
57,800		Doutor Nichires Holdings Co Ltd	760
90,828	*	Education Management Corp	1,333
11,663	*	Einstein Noah Restaurant Group, Inc	124
54,365	*	Empire Resorts, Inc	60
890,233	*	Enterprise Inns plc	1,499
7,361,400		Erawan Group PCL	577
31,247	*	Euro Disney SCA	179
77,345		Flight Centre Ltd	1,681
32,670		Formosa International Hotels Corp	533
80,000		Fuji Kyuko Co Ltd	457
69,000		Fujita Kanko, Inc	312
3,098,000	*	Galaxy Entertainment Group Ltd	2,771
175,390	*	Gaylord Entertainment Co	5,349
3,610,340		Genting BHD	11,602
366,000	*	Genting Hong Kong Ltd	156
4,589,227	*	Genting International plc	6,491
9,546,000	*	Golden Resorts Group Ltd	443
188,051	*	Grand Canyon Education, Inc	4,124
445,240		Grand Korea Leisure Co Ltd	8,727
90,015	*	Great Canadian Gaming Corp	627
515,071		Greene King plc	3,324
1,062,683		H&R Block, Inc	13,762
236,059		Hillenbrand, Inc	5,078
28,500		HIS Co Ltd	559
97,305		Holidaybreak plc	423
3,212	*	Home Inns & Hotels Management, Inc (ADR)	159
941,938		Hongkong & Shanghai Hotels	1,658
1,800,000		Hotel Properties Ltd	3,791
328,063	*	Hurtigruten Group ASA	199
132,393	*	Hyatt Hotels Corp	4,950
8,700		Ichibanya Co Ltd	237
300,000		Indian Hotels Co Ltd	659
202,414		Intercontinental Hotels Group plc	3,612
2,533,234		International Game Technology	36,605
93,119		International Speedway Corp (Class A)	2,272
180,598	*	Interval Leisure Group, Inc	2,433
162,201		Intralot S.A.-Integrated Lottery Systems & Services	628
187,238		Invocare Ltd	1,176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,736	*	Isle of Capri Casinos, Inc	$578
273,760	*	ITT Educational Services, Inc	19,236
237,077	*	Jack in the Box, Inc	5,083
246,533	*	Jamba, Inc	540
463,400		Jollibee Foods Corp	971
106,914	*	K12, Inc	3,104
234,670		Kangwon Land, Inc	5,104
18,050		Kappa Create Co Ltd	378
476,400		KFC Holdings Malaysia Bhd	481
23,300		Kisoji Co Ltd	513
323,661	*	Krispy Kreme Doughnuts, Inc	1,482
3,747		Kuoni Reisen Holding	1,513
29,900	*	Kura Corp	501
12,300		Kyoritsu Maintenance Co Ltd	182
1,273,990		Ladbrokes plc	2,686
33,878	*	Landry’s Restaurants, Inc	830
1,229,873	*	Las Vegas Sands Corp	42,861
32,004		Learning Tree International, Inc	324
183,135	*	Life Time Fitness, Inc	7,228
163,268	*	Lincoln Educational Services Corp	2,353
175,000		Little Sheep Group Ltd	118
75,611		Lottomatica S.p.A.	1,159
72,969		Mac-Gray Corp	885
120,667		Marcus Corp	1,430
1,523,419		Marriott International, Inc (Class A)	54,584
831,771		Marston’s plc	1,210
18,000		Matsuya Foods Co Ltd	272
127,236		Matthews International Corp (Class A)	4,499
72,050	*	McCormick & Schmick’s Seafood Restaurants, Inc	561
5,030,602		McDonald’s Corp	374,831
51,900		McDonald’s Holdings Co Japan Ltd	1,250
1,122,213	*	Melco International Development	573
969,697	*	Melco PBL Entertainment Macau Ltd (ADR)	4,936
823,968	*	MGM Mirage	9,294
216,227		Millennium & Copthorne Hotels plc	1,766
324,900		Minor International PCL	145
375,179	*	Mitchells & Butlers plc	1,712
51,545	*	Monarch Casino & Resort, Inc	578
84,409	*	Morgans Hotel Group Co	618
35,400		MOS Food Services, Inc	643
158,842	*	Multimedia Games, Inc	588
582,000		NagaCorp Ltd	103
32,007		National American University Holdings, Inc	215
105,012	*	NH Hoteles S.A.	475
112,373	*	O’Charleys, Inc	808
16,000	*	Ohsho Food Service Corp	362
133,233		OPAP S.A.	2,107
17,637		Orascom Development Holding AG.	917
5,076	*	Orbis S.A.	72
137,393		Oriental Land Co Ltd	12,804
5,696,000	*,a	Orient-Express Hotels Ltd (Class A)	63,510
653		Pacific Golf Group International Holdings KK	416

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

96,158		Paddy Power plc	$3,374
506,436		Paliburg Holdings Ltd	200
209,345	*	Panera Bread Co (Class A)	18,550
152,530	*	Papa John’s International, Inc	4,024
5,703,370	*	PartyGaming plc	24,683
52,152	*	Peet’s Coffee & Tea, Inc	1,785
1,343,403	*	Penn National Gaming, Inc	39,778
100,881		PF Chang’s China Bistro, Inc	4,661
6,428		Pierre & Vacances	418
278,232	*	Pinnacle Entertainment, Inc	3,102
27,600		Plenus Co Ltd	419
32,177	*	Pre-Paid Legal Services, Inc	2,011
81,435	*	Princeton Review, Inc	166
1,286,993	*	Punch Taverns plc	1,783
2,381,000	*	Raffles Education Corp Ltd	507
654,624		Rank Group plc	1,205
60,224	*	Red Lion Hotels Corp	448
87,276	*	Red Robin Gourmet Burgers, Inc	1,711
737,000		Regal Hotels International Holdings Ltd	319
303,976		Regis Corp	5,815
5,606,800		Resorts World BHD	6,157
105,000		Resorttrust, Inc	1,573
645,819		Restaurant Group plc	2,679
33,856,200		Rexcapital Financial Holdings Ltd	3,229
117,096	*	Rezidor Hotel Group AB	598
19,200		Ringer Hut Co Ltd	222
178,300		Round One Corp	651
780,889	*	Royal Caribbean Cruises Ltd	24,621
33,700		Royal Holdings Co Ltd	333
329,110	*	Ruby Tuesday, Inc	3,907
112,605	*	Ruth’s Chris Steak House, Inc	452
75,700		Saizeriya Co Ltd	1,458
25,176,300	*,f	Sands China Ltd	45,428
287,772	*	Scientific Games Corp (Class A)	2,791
819,689		Service Corp International	7,066
1,002,613		Shangri-La Asia Ltd	2,282
234,511	*	Shuffle Master, Inc	1,972
2,384,000	*,m	SITC International Co Ltd	1,469
3,551,633		SJM Holdings Ltd	4,056
45,709		SkiStar AB (Series B)	951
513,349		Sky City Entertainment Group Ltd	1,066
121,305	*	Snai S.p.A.	442
4,203		Sodexho Alliance S.A.	273
77,742		Sol Melia S.A.	697
262,193	*	Sonic Corp	2,119
506,204		Sotheby’s (Class A)	18,637
54,414		Speedway Motorsports, Inc	853
657,911		Sportingbet plc	819
10,200		St Marc Holdings Co Ltd	382
674,000		Stamford Land Corp Ltd	272
822		Starbucks Coffee Japan Ltd	412
3,519,595		Starbucks Corp	90,032

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,204,508		Starwood Hotels & Resorts Worldwide, Inc	$63,297
6,666	*	Steak N Shake Co	2,191
70,501	*	Steiner Leisure Ltd	2,686
381,601		Stewart Enterprises, Inc (Class A)	2,057
60,751		Strayer Education, Inc	10,601
1,015,902		TABCORP Holdings Ltd	6,873
1,360,768		Tattersall’s Ltd	3,143
257,089	*	Texas Roadhouse, Inc (Class A)	3,615
72,391		Thomas Cook Group plc	195
155,394		Tim Hortons, Inc	5,658
298,226		Tim Hortons, Inc (Toronto)	10,864
5,667	*	Tipp24 SE	209
252,000		Tokyo Dome Corp	643
210,000		Tokyotokeiba Co Ltd	302
107		Toridoll.corp	187
6,265	*	TUI AG.	77
96,137		TUI Travel plc	324
179,262		Universal Technical Institute, Inc	3,505
82,735		UP, Inc	565
171,574	*	Vail Resorts, Inc	6,437
28,900		WATAMI Co Ltd	553
151,373		Weight Watchers International, Inc	4,721
949,765		Wendy’s/Arby’s Group, Inc (Class A)	4,302
155,048		Wetherspoon (J.D.) plc	1,070
13,183		Whitbread plc	336
1,214,474		William Hill plc	3,167
312,293	*	WMS Industries, Inc	11,889
757,749		Wyndham Worldwide Corp	20,815
8,010,400	*	Wynn Macau Ltd	13,855
222,904		Wynn Resorts Ltd	19,341
335,000		YBM Sisa.com, Inc	2,427
50,000		Yomiuri Land Co Ltd	178
644		Yoshinoya D&C Co Ltd	798
2,196,561		Yum! Brands, Inc	101,175
105,200		Zensho Co Ltd	1,027

		TOTAL CONSUMER SERVICES	1,855,495

DIVERSIFIED FINANCIALS - 6.0%
794,110		3i Group plc	3,574
33,714		ABC Arbitrage	315
941,394		Aberdeen Asset Management plc	2,374
346,278		ABG Sundal Collier ASA	390
34,505		Ackermans & Van Haaren	2,754
28,328		Acom Co Ltd	429
412,080		Advance America Cash Advance Centers, Inc	1,661
70,619		Aeon Credit Service Co Ltd	760
778,303		Aeon Thana Sinsap Thailand PCL	833
150,000	*	Aeon Thana Sinsap Thailand Pcl (ADR)	161
774,132	*	Affiliated Managers Group, Inc	60,390
1,052,495		African Bank Investments Ltd	5,413
127,643		AGF Management Ltd	1,992
315,650		Aiful Corp	280

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,654	*	Altamir Amboise	$702
1,690,870	*	American Capital Ltd	9,824
4,583,442		American Express Co	192,641
205,138	*	AmeriCredit Corp	5,018
932,401		Ameriprise Financial, Inc	44,131
4,155,867		AMMB Holdings Berhad	7,983
957,319		Apollo Investment Corp	9,793
1,075,200	f,g	ARA Asset Management Ltd	997
601,271		Ares Capital Corp	9,410
168,950		Artio Global Investors, Inc	2,585
399,434		Ashmore Group plc	2,100
72,029	*	Asset Acceptance Capital Corp	387
41,991		Asta Funding, Inc	320
326,101		Australian Stock Exchange Ltd	10,266
33,124		Avanza AB	1,135
259,616		Ayala Corp	2,417
2,215	*	Ayala Corp Preferred	0	^
149,967		Azimut Holding S.p.A.	1,474
150,556		Banca Finnat Euramerica S.p.A.	107
79,794		Banca Generali S.p.A	974
17,050		Banca IFIS S.p.A.	121
319,925	*	Banca Profilo S.p.A.	215
16,200		Banco Compartamos S.A. de CV	103
57,459,015		Bank of America Corp	753,287
3,307,945		Bank of New York Mellon Corp	86,437
130,572		Bank Sarasin & Compagnie AG.	5,049
332,666		BGC Partners, Inc (Class A)	1,986
101,202		BinckBank NV	1,413
373,949		BlackRock Kelso Capital Corp	4,300
110,896		BlackRock, Inc	18,880
125,208		BlueBay Asset Management plc	678
4,181,732		BM&FBOVESPA S.A.	34,971
111,347		Bolsas y Mercados Espanoles	2,977
31,677	*	Boursorama	378
331,884		Brewin Dolphin Holdings plc	687
569,675	*	Broadpoint Securities Group, Inc	917
84,081		BT Investment Management Ltd	198
110,672		Bure Equity AB	524
426,600		Bursa Malaysia BHD	1,124
134,283		Calamos Asset Management, Inc (Class A)	1,544
3,489		California First National Bancorp	44
109,805		Canaccord Capital, Inc	1,107
1,534,625		Capital One Financial Corp	60,693
1,406,923		Capital Securities Corp	637
14,975		Capital Southwest Corp	1,360
210,820	*	Cardtronics, Inc	3,253
157,280		Cash America International, Inc	5,505
628,465	*,m	Cattles plc	68
27,100		CBOE Holdings, Inc	543
105,980		Century Leasing System, Inc	1,278
1,135,748		Challenger Financial Services Group Ltd	4,644
4,459,407		Charles Schwab Corp	61,986

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,358,000		China Everbright Ltd	$3,234
223,914		CI Financial Corp	4,516
133,579,856	*	Citigroup, Inc	520,960
201,965		Close Brothers Group plc	2,340
188,490		CME Group, Inc	49,092
80,996		Cohen & Steers, Inc	1,758
702,072		Collins Stewart plc	926
4,900		Compagnie Financiere Tradition S.A.	546
145,716		Compass Diversified Trust	2,355
81,893		CompuCredit Corp	395
21,140		Corp Financiera Alba	1,039
207,933		Count Financial Ltd	243
151,040	*	Cowen Group, Inc	497
22,929	*	Credit Acceptance Corp	1,389
534,663		Credit Saison Co Ltd	7,148
4,554,800		Credit Suisse Group	194,679
3,083,361		Criteria Caixacorp S.A.	16,196
29,100	*,m	D Carnegie AB	77
27,398		DAB Bank AG.	155
175,020		Daewoo Securities Co Ltd	3,860
3,120		Daishin Securities Co Ltd	41
1,814,579	*	Daiwa Securities Group, Inc	7,325
47,116		Davis & Henderson Income Fund	877
130,557	*	DeA Capital S.p.A.	223
450,562		Deutsche Bank AG.	24,658
19,474		Deutsche Beteiligungs AG.	499
921,434		Deutsche Boerse AG.	61,482
12,883		Diamond Hill Investment Group, Inc	940
13,958		Dinamia	164
2,846,323		Discover Financial Services	47,476
112,351	*	Dollar Financial Corp	2,345
202,331		Duff & Phelps Corp	2,725
151,320	*	Dundee Corp	2,005
104,270		DundeeWealth, Inc	1,462
6,144,830	*	E*Trade Financial Corp	89,346
41,398	*	East Capital Explorer AB	441
424,931		Eaton Vance Corp	12,340
72,240		EFG International	834
922,435		Egypt Kuwait Holding Co	1,467
376,164		Egyptian Financial Group-Hermes Holding	1,921
21,043	*	Elron Electronic Industries	124
66,391	*	Encore Capital Group, Inc	1,196
57,605		Epoch Holding Corp	742
23,711		Eurazeo	1,591
67,372		Evercore Partners, Inc (Class A)	1,928
321,315		Evolution Group plc	421
173,483		Exor S.p.A.	4,021
201,895	*	Ezcorp, Inc (Class A)	4,046
639,466		F&C Asset Management plc	650
225,756	*	FBR Capital Markets Corp	709
186,662		Federated Investors, Inc (Class B)	4,248
215,851		Fifth Street Finance Corp	2,405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,330		Fimalac	$495
64,799	*	Financial Engines, Inc	861
196,964	*	First Cash Financial Services, Inc	5,466
290,684	*	First Marblehead Corp	680
3,013,501		First Pacific Co	2,738
4,096,000		First Shanghai Investments Ltd	633
5,517,695		FirstRand Ltd	16,988
222,880		FlexiGroup Ltd	318
337,376		Franklin Resources, Inc	36,065
57,567		Friedman Billings Ramsey Group, Inc (Class A)	1,342
10,536,594		Fubon Financial Holding Co Ltd	12,968
9,114,992		Fuhwa Financial Holdings Co Ltd	5,543
32,500		Fuyo General Lease Co Ltd	813
33,706		GAMCO Investors, Inc (Class A)	1,299
283,501	*	Gartmore Group Ltd	475
117		GCA Savvian Group Corp	112
296,679		GFI Group, Inc	1,377
25,337		Gimv NV	1,304
140,741		Gladstone Capital Corp	1,586
119,506		Gladstone Investment Corp	801
379,144	*	GLG Partners, Inc	1,706
19,448		Gluskin Sheff + Associates, Inc	345
103,601		GMP Capital, Inc	1,075
2,941,163		Goldman Sachs Group, Inc	425,234
28,290		Golub Capital BDC, Inc	433
17,598		Gottex Fund Management Holdings Ltd	89
10,700	*	Green Dot Corp	519
59,430		Greenhill & Co, Inc	4,714
11,375		Grenkeleasing AG.	558
71,507		Groupe Bruxelles Lambert S.A.	5,958
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
10,262,413		Guinness Peat Group plc	5,045
1,036,969		Haci Omer Sabanci Holding AS	5,376
364,096		Hargreaves Lansdown plc	2,517
138,691	*	Harris & Harris Group, Inc	592
153,846		Hellenic Exchanges S.A.	1,101
1,112,024		Henderson Group plc	2,170
213,788		Hercules Technology Growth Capital, Inc	2,161
82,154	*	HFF, Inc (Class A)	762
85,600		Hitachi Capital Corp	1,167
1,173,533		Hong Kong Exchanges and Clearing Ltd	23,111
108,693		HQ AB	149
173,167		Hyundai Securities Co	2,430
30,100		IBJ Leasing Co Ltd	589
12,335,110		ICAP plc	83,613
216,800		Ichiyoshi Securities Co Ltd	1,506
682,240		IG Group Holdings plc	5,329
279,720		IGM Financial, Inc	11,364
18,736		Indiabulls Financial Services Ltd	59
18,736		Indiabulls Securities Ltd	11
1,339,909		Infrastructure Development Finance Co Ltd	6,046
11,805,767	*	ING Groep NV	122,476

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,683	*	Interactive Brokers Group, Inc (Class A)	$1,234
337,069	*	IntercontinentalExchange, Inc	35,298
4,870	f	Intergroup Financial Services Corp	141
908,846		Intermediate Capital Group plc	4,269
88,790	*	International Assets Holding Corp	1,607
671,179		International Personal Finance plc	2,845
4,595,025		Invesco Ltd	97,552
329,634		Investec Ltd	2,812
1,495,367		Investec plc	11,945
230,404	*	Investment Technology Group, Inc	3,276
425,889		Investor AB (B Shares)	8,650
889,616		IOOF Holdings Ltd	5,787
1,520,622	*	IPATH S&P 500 VIX S	26,337
3,143,000		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	5,023
1,100,000		iShares MSCI Canada Index Fund	30,833
1,220,171		iShares MSCI EAFE Index Fund	67,012
267,741		iShares MSCI EMERGING MKT	11,987
473,307		iShares Russell 2000 Index Fund	31,934
22,000		Iwai Securities Co Ltd	167
179,000		Jaccs Co Ltd	317
141,318	*	Jafco Co Ltd	3,337
439,376		Janus Capital Group, Inc	4,811
8,823,000	*,a	Japan Asia Investment Co Ltd	5,284
1,233,100		Japan Securities Finance Co Ltd	7,061
239,972		Jefferies Group, Inc	5,445
2,920,000	*	Jia Sheng Holdings Ltd	440
106,381		JMP Group, Inc	649
19,465,661		JPMorgan Chase & Co	741,057
1,074,105		Julius Baer Group Ltd	39,099
646,345		Julius Baer Holding AG.	9,801
846,000		K1 Ventures Ltd	100
113,800		kabu.com Securities Co Ltd	435
79,360	*	Kardan NV	402
16,102		KAS Bank NV	257
47,901		Kayne Anderson Energy Development Co	769
43,613	*	KBC Ancora	955
161,898		KBW, Inc	4,145
3,918,000		KGI Securities Co Ltd	1,762
7,222,490		Kim Eng Holdings Ltd	9,721
205,474		Kinnevik Investment AB (Series B)	4,350
464,754	*	Knight Capital Group, Inc (Class A)	5,758
52,800		Korea Investment Holdings Co Ltd	1,621
460,154		Kotak Mahindra Bank Ltd	4,878
167,271	*	LaBranche & Co, Inc	652
388,402	*	Ladenburg Thalmann Financial Services, Inc	396
440,992		Lazard Ltd (Class A)	15,470
997,924		Legg Mason, Inc	30,247
613,030	*	Leucadia National Corp	14,480
34,130		Life Partners Holdings, Inc	649
122,095		London Stock Exchange Group plc	1,306
29,283		Lundbergs AB (B Shares)	1,747

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

615,519	*	Macquarie Group Ltd	$21,578
54,374		Main Street Capital Corp	864
1,429,651		Man Group plc	4,921
944,502		Marfin Investment Group S.A	1,017
121,208		MarketAxess Holdings, Inc	2,058
35,042	*	Marlin Business Services Corp	421
93,300		Marusan Securities Co Ltd	479
456,300		Matsui Securities Co Ltd	2,553
361,751		MCG Capital Corp	2,113
76,592		Medallion Financial Corp	597
590,520		Mediobanca S.p.A.	5,490
4,301,806	*	MF Global Holdings Ltd	30,973
31,109		Mirae Asset Securities Co Ltd	1,632
68,000		Mito Securities Co Ltd	130
458,193		Mitsubishi UFJ Lease & Finance Co Ltd	16,109
1,024,000	*	Mizuho Investors Securities Co Ltd	981
70,760		MLP AG.	721
1,452		Monex Beans Holdings, Inc	489
1,444,819		Moody’s Corp	36,092
11,669,054		Morgan Stanley	287,993
13,225	*	MPC Muenchmeyer Petersen Capital AG.	63
344,981	*	MSCI, Inc (Class A)	11,457
115,001		MVC Capital, Inc	1,492
387,141	*	Nasdaq Stock Market, Inc	7,522
22,496		Nationale A Portefeuille	1,173
149,306		Nelnet, Inc (Class A)	3,416
103,557	*	NewStar Financial, Inc	767
137,042		NGP Capital Resources Co	1,242
3,095,960	*	Nomura Holdings, Inc	14,983
112,050		Nordnet AB (Series B)	462
501,604		Northern Trust Corp	24,197
692,000		NYSE Euronext	19,770
322,000		Okasan Holdings, Inc	1,076
357,999		OKO Bank (Class A)	4,356
213,200	*	OMC Card, Inc	342
137,664		Onex Corp	3,868
55,205		Oppenheimer Holdings, Inc	1,543
183,656	*	optionsXpress Holdings, Inc	2,821
51,739		Oresund Investment AB	798
366,000	*	Orient Corp	254
570,075		ORIX Corp	43,568
585		Osaka Securities Exchange Co Ltd	2,870
5,933		OZ Holding AG.	156
1,071,000		Pacific Century Regional Developments Ltd	159
31,934		Pargesa Holding S.A.	2,332
21,236		Partners Group	3,518
172,399		PennantPark Investment Corp	1,829
143,570	*	Penson Worldwide, Inc	714
517,000	*,m	Peregrine Investment Holdings	0	^
140,748		Perpetual Trustees Australia Ltd	4,134
260,634	*	PHH Corp	5,489
10,300		Philippine Stock Exchange, Inc	96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

98,797	*	Pico Holdings, Inc	$2,950
197,124	*	Pinetree Capital Ltd	353
74,262	*	Piper Jaffray Cos	2,163
8,418,585		Polaris Securities Co Ltd	4,177
5,491,160		Polytec Asset Holdings Ltd	963
73,554	*	Portfolio Recovery Associates, Inc	4,755
87,444	*	Primus Guaranty Ltd	399
140,768		Promise Co Ltd	1,056
355,708		Prospect Capital Corp	3,454
194,732		Provident Financial plc	2,521
480,000		Public Financial Holdings Ltd	304
36,545		Pzena Investment Management, Inc (Class A)	251
198,719	*	Quest Capital Corp	352
60,199		Rathbone Brothers	800
126,456		Ratos AB (B Shares)	4,368
204,085		Raymond James Financial, Inc	5,169
141,689		Reliance Capital Ltd	2,461
648,714		Remgro Ltd	10,152
619		Rewards Network, Inc	9
177,726	*	RHJ International	1,466
42,700		Ricoh Leasing Co Ltd	1,055
4,343		Risa Partners, Inc	1,943
1,082,123		RMB Holdings Ltd	5,892
83,598	*	Rodman & Renshaw Capital Group, Inc	180
360,311		Rural Electrification Corp Ltd	2,749
98,836	*	Safeguard Scientifics, Inc	1,238
86,435		Samsung Card Co	4,351
72,960		Samsung Securities Co Ltd	4,153
122,143		Sanders Morris Harris Group, Inc	691
16,796	*	SBI Holdings, Inc	2,107
120,324		Schroders plc	2,718
558,639		SEI Investments Co	11,363
5	b,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	168
2,109,625		Shinko Securities Co Ltd	4,827
1,289,676		Singapore Exchange Ltd	8,846
25,000	*	SKS Microfinance Pvt Ltd	744
1,786,825	*	SLM Corp	20,638
286,271	*	SNS Reaal	1,173
744		Societa Partecipazioni Finanziarie S.p.A.	0	^
27,188		Solar Capital Ltd	583
1,243	*	Sparx Group Co Ltd	106
1,510,887		SPDR Trust Series 1	172,422
63,868		Sprott, Inc	313
3,985,776		State Street Corp	150,104
151,665	*	Stifel Financial Corp	7,021
18,322		Student Loan Corp	544
383,793		Suramericana de Inversiones S.A.	8,172
12,751		Swissquote Group Holding S.A.	511
123,749		SWS Group, Inc	887
542,005		T Rowe Price Group, Inc	27,135
333,123		Tai Fook Securities Group Ltd	223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,000		Takagi Securities Co Ltd	$236
207,400		Takefuji Corp	10
473,782	*	TD Ameritrade Holding Corp	7,652
33,963		THL Credit, Inc	400
152,797		TICC Capital Corp	1,581
131,129		TMX Group, Inc	4,031
565,680		Tokai Tokyo Securities Co Ltd	1,863
99,131		Tong Yang Investment Bank	926
80	*	Toronto Dominion Bank/ny	6
93,000		Toyo Securities Co Ltd	139
191,835	*	TradeStation Group, Inc	1,262
48,316		Triangle Capital Corp	772
521,573		Tullett Prebon plc	3,256
11,040,270	*	UBS A.G. (Switzerland)	187,403
5,916		Union Financiere de France BQE S.A.	220
967,565		UOB-Kay Hian Holdings Ltd	1,148
142,337	*	Uranium Participation Corp	901
372,672		Utilities Select Sector SPDR F	11,683
1,162,000		Value Partners Group Ltd	812
8,236		Verwalt & Privat-Bank AG.	830
29,114	*	Virtus Investment Partners, Inc	881
82,584		Vontobel Holding AG.	2,689
103,050	*	Vostok Nafta Investment Ltd	401
342,739		Waddell & Reed Financial, Inc (Class A)	9,377
242,772		Waterland Financial Holdings	73
26,242		Westwood Holdings Group, Inc	888
148,400		Woori Investment & Securities Co Ltd	2,714
84,506	*	World Acceptance Corp	3,732

		TOTAL DIVERSIFIED FINANCIALS	5,929,277

ENERGY - 9.7%
306,270	*	Abraxas Petroleum Corp	870
431,446		Acergy S.A.	7,960
16,789,000		Adaro Energy Tbk	3,809
254,207	*	Advantage Oil & Gas Ltd	1,606
1,845,831	*	Afren plc	3,207
35,690		Aker ASA (A Shares)	704
50,554		Aker Kvaerner ASA	733
159,883	*	Allis-Chalmers Energy, Inc	667
75,002		Alon USA Energy, Inc	405
422,364	*	Alpha Natural Resources, Inc	17,380
112,619		AltaGas Income Trust	2,342
14,848		AMEC plc	230
224,088	*	American Oil & Gas, Inc	1,815
2,257,973		Anadarko Petroleum Corp	128,817
76,800	*	Angle Energy, Inc	564
182,616		Anglo Pacific Group plc	865
87,600		AOC Holdings, Inc	381
3,599,954		Apache Corp	351,932
43,524		APCO Argentina, Inc	1,506
57,920	*	Approach Resources, Inc	648
180,066	*	Aquila Resources Ltd	1,427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

478,230		ARC Energy Trust	$9,552
357,892		Arch Coal, Inc	9,559
595,671	*	Athabasca Oil Sands Corp	5,992
175,960	*	Atlas America, Inc	5,039
185,038	*	ATP Oil & Gas Corp	2,526
155,679	*	Atwood Oceanics, Inc	4,740
767,813		Australian Worldwide Exploration Ltd	1,150
2,221,289		Baker Hughes, Inc	94,627
316,526	*	Bankers Petroleum Ltd	2,501
323,450		Banpu PCL	7,673
115,417	*	Basic Energy Services, Inc	983
251,484		Baytex Energy Trust	9,110
2,982,468		Beach Petroleum Ltd	1,960
259,052		Berry Petroleum Co (Class A)	8,220
4,365,043		BG Group plc	76,696
316,411		Bharat Petroleum Corp Ltd	5,278
239,913	*	Bill Barrett Corp	8,637
132,013	*	Birchcliff Energy Ltd	1,124
416,400	*	BlackPearl Resources, Inc	1,542
231,539		Bonavista Energy Trust	5,376
47,225		Bonterra Oil & Gas Ltd	1,952
517,045	*	Borders & Southern Petroleum plc	585
69,499		Bourbon S.A.	2,837
607,000		Boustead Singapore Ltd	457
338,142	*	Bow Energy Ltd	435
281,288	*	BowLeven plc	793
24,866,145		BP plc	167,108
298,579		BP plc (ADR)	12,292
423,728	*	BPZ Energy, Inc	1,623
516,486	*	Brigham Exploration Co	9,684
4,284,000	*	Brightoil Petroleum Holdings Ltd	1,811
183,445	*	Bristow Group, Inc	6,619
233,000	*	BW Offshore Ltd	412
448,662		Cabot Oil & Gas Corp	13,509
5,813,306	*	Cairn Energy plc	41,423
713,612	*	Cairn India Ltd	5,320
499,884	*	Cal Dive International, Inc	2,734
41,897		Calfrac Well Services Ltd	1,043
125,335	*	Callon Petroleum Co	620
653,708		Caltex Australia Ltd	7,576
114,620	*	Calvalley Petroleums, Inc	398
327,279	*	Cam Finanziaria S.p.A.	163
463,249		Cameco Corp	12,877
1,108,469	*	Cameron International Corp	47,620
3,238,895		Canadian Natural Resources Ltd (Canada)	112,034
288,766		Canadian Oil Sands Trust	7,145
83,847		CARBO Ceramics, Inc	6,792
508,896	*	Carbon Energy Ltd	221
898,797	*	Carnarvon Petroleum Ltd	378
135,350	*	Carrizo Oil & Gas, Inc	3,240
31,557		CAT Oil AG.	286
95,111	*	Celtic Exploration Ltd	1,194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

968,701		Cenovus Energy, Inc	$27,859
732,010		Centennial Coal Co Ltd	4,365
411,000		CH Offshore Ltd	172
546,000		Chemoil Energy Ltd	191
272,246	*	Cheniere Energy, Inc	686
1,539,298		Chesapeake Energy Corp	34,865
8,489,096		Chevron Corp	688,041
799,000		China Aviation Oil Singapore Corp Ltd	905
16,569,000		China Coal Energy Co	27,420
4,474,000		China Oilfield Services Ltd	7,000
5,855,799		China Shenhua Energy Co Ltd	24,227
570,617	*	Chinook Energy Inc	1,342
595,242		Cimarex Energy Co	39,393
26,577	*	Clayton Williams Energy, Inc	1,345
187,599	*	Clean Energy Fuels Corp	2,666
166,534	*	Cloud Peak Energy, Inc	3,039
39,592,000		CNOOC Ltd	76,746
3,148,121	*	Cobalt International Energy, Inc	30,065
6,391	*	Compagnie Generale de Geophysique S.A.	140
389,533	*	Complete Production Services, Inc	7,966
1,589,617	*	Compton Petroleum Corp	819
99,321	*	Comstock Resources, Inc	2,234
3,429,717	*	Concho Resources, Inc	226,944
896,157	*	Connacher Oil and Gas Ltd	1,045
5,685,134		ConocoPhillips	326,497
563,942		Consol Energy, Inc	20,843
96,214	*	Contango Oil & Gas Co	4,826
64,149	*	Continental Resources, Inc	2,974
198,492		Core Laboratories NV	17,475
121,588	*	Corridor Resources, Inc	632
1,223,000		Cosmo Oil Co Ltd	3,194
4,173,451		Crescent Point Energy Corp	153,772
200,970	*,m	Crescent Point Energy Corp 144A	7,405
104,128	*	Crew Energy, Inc	1,843
189,565	*	Crosstex Energy, Inc	1,498
351,102		Crude Carriers Corp	6,320
137,583	*	CVR Energy, Inc	1,135
42,447		D/S Torm AS	316
72,581		d’aAmico International Shipping SA	108
2,641	*	Daldrup & Soehne AG.	89
245,701	*	Dart Energy Ltd	280
35,932	*	Dawson Geophysical Co	958
296,564		Daylight Resources Trust	2,839
113,500	*	Deep Sea Supply plc	214
668,838	*	Deep Yellow Ltd	113
232,896	*	Delek Drilling-LP	923
1,733	*	Delek Energy Systems Ltd	641
64,714		Delek US Holdings, Inc	463
653,306	*	Delta Petroleum Corp	514
15,867,691	*	Denbury Resources, Inc	252,138
395,408	*	Denison Mines Corp	646
370,044	*	Desire Petroleum plc	897

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,095	*	Det Norske Oljeselskap ASA	$286
1,274,701		Devon Energy Corp	82,524
226,304		DHT Maritime, Inc	935
157,889		Diamond Offshore Drilling, Inc	10,700
1,091,662	*	DNO International ASA	1,674
17,117	*	Dockwise Ltd	425
59,800	*	DOF ASA	441
191,588	*	Dresser-Rand Group, Inc	7,068
419,873	*	Dril-Quip, Inc	26,078
977,650	*	Eastern Star Gas Ltd	832
7,044,357		Ecopetrol S.A.	14,468
2,518,367		El Paso Corp	31,177
14,400		Enbridge Income Fund	222
924,097		Enbridge, Inc	48,401
865,330		EnCana Corp	26,147
747,975	*	Endeavour International Corp	965
166,138	*	Energy Partners Ltd	1,995
744,417		Energy Resources of Australia Ltd	9,570
222,960	*	Energy XXI Bermuda Ltd	5,153
196,322		Enerplus Resources Fund	5,056
1,717,587		ENI S.p.A.	37,066
825,026	*	EnQuest plc	1,501
575,464		Ensco International plc (ADR)	25,741
142,306		Ensign Energy Services, Inc	1,747
108,004		Enterprise Products Partners LP	4,285
6,224		Envitec Biogas AG.	95
709,683		EOG Resources, Inc	65,979
330,776		Equitable Resources, Inc	11,928
142,464		ERG S.p.A.	1,925
9,495		Esso SA Francaise	1,239
108,273		Etablissements Maurel et Prom	1,489
32,386		Euronav NV	613
63,039	*	Evolution Petroleum Corp	379
305,855		EXCO Resources, Inc	4,548
442,638	*	Exterran Holdings, Inc	10,052
103,318	*	Extract Resources Ltd	610
18,964,971		Exxon Mobil Corp	1,171,847
572,000		Ezion Holdings Ltd	294
581,000		Ezra Holdings Ltd	760
168,196	*	Fairborne Energy Ltd	693
134,810	*	Falkland Oil & Gas Ltd	275
190,854	*	Faroe Petroleum plc	600
99,359		Fersa Energias Renovables S.A.	152
82,190	*	Flint Energy Services Ltd	1,228
471,687	*	FMC Technologies, Inc	32,212
261,603	*	Forest Oil Corp	7,770
2,133,580		Formosa Petrochemical Corp	5,498
109,352	*	Forsys Metals Corp	213
46,524		Fred Olsen Energy ASA	1,622
453,975		Frontier Oil Corp	6,083
167,668		Frontline Ltd	4,767
98,095		Frontline Ltd (Norway)	2,780

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,003		Fugro NV	$263
208,498	*	FX Energy, Inc	863
124,007	*	Galleon Energy, Inc	424
139,702		Galp Energia SGPS S.A.	2,411
248,040	*	Gastar Exploration Ltd	997
4,063,281		Gazprom (ADR)	85,288
43,644		Gazpromneft OAO (ADR)	831
298,510		General Maritime Corp	1,466
55,453	*	Georesources, Inc	882
30,763	*	Global Geophysical Services, Inc	224
490,478	*	Global Industries Ltd	2,683
120,401	*	GMX Resources, Inc	585
1,000	*	Golar LNG Energy Ltd	1
166,379		Golar LNG Ltd	2,083
108,906	*	Goodrich Petroleum Corp	1,587
97,433	*	Green Plains Renewable Energy, Inc	1,180
199,068	*	Grupa Lotos S.A.	2,137
165,464		GS Holdings Corp	8,010
78,155		Gulf Island Fabrication, Inc	1,422
906,087	*	Gulf Keystone Petroleum Ltd	1,993
106,419	*	Gulfmark Offshore, Inc	3,269
184,968	*	Gulfport Energy Corp	2,560
188,374	*	Gulfsands Petroleum plc	956
8,508		Hallador Petroleum Co	99
4,094,192		Halliburton Co	135,396
74,919	*	Hardy Oil & Gas plc	247
144,649	*	Harvest Natural Resources, Inc	1,507
518,822	*	Helix Energy Solutions Group, Inc	5,780
167,614		Hellenic Petroleum S.A.	1,264
296,884		Helmerich & Payne, Inc	12,012
637,607	*	Hercules Offshore, Inc	1,690
281,511		Heritage Oil Ltd	1,313
1,278,364		Hess Corp	75,577
104,993		Holly Corp	3,019
1,394,691	*	Horizon Oil Ltd	411
115,952	*	Hornbeck Offshore Services, Inc	2,260
79,251		Houston American Energy Corp	793
158,341		Hunting PLC	1,546
343,784		Husky Energy, Inc	8,360
71,690		Idemitsu Kosan Co Ltd	6,149
769,147		Imperial Oil Ltd	29,147
715,500		Indo Tambangraya Megah Pt	3,335
943,618		Inner Mongolia Yitai Coal Co	5,363
1,671		Inpex Holdings, Inc	7,867
645,174	*	International Coal Group, Inc	3,432
685,776	*	ION Geophysical Corp	3,525
17,003,400		IRPC PCL	2,331
5,237	*	Isramco, Inc	315
92,953		Itochu Enex Co Ltd	442
376,273	*	Ivanhoe Energy, Inc	801
88,013		James Fisher & Sons plc	682
112,438	*	James River Coal Co	1,971

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,100	*	Japan Drilling Co Ltd	$152
15,500		Japan Petroleum Exploration Co	584
11,100	*	Jerusalem Oil Exploration	228
390,793		JKX Oil & Gas plc	1,978
803,177		John Wood Group plc	5,509
1,734,075	*	JX Holdings, Inc	10,054
40,000		Kanto Natural Gas Development Ltd	211
189,742	*	Karoon Gas Australia Ltd	1,385
161,921	f	KazMunaiGas Exploration Production (GDR)	2,861
644,438	*	Key Energy Services, Inc	6,129
89,248		Keyera Facilities Income Fund	2,731
81,019		Knightsbridge Tankers Ltd	1,531
530,844	*	Kodiak Oil & Gas Corp	1,800
70,695	*	L&L Energy, Inc	567
373,336		Linc Energy Ltd	641
132,673		Lufkin Industries, Inc	5,824
753,986		LUKOIL (ADR)	42,826
315,858	*	Lundin Petroleum AB	2,659
208,260	*	Magnum Hunter Resources Corp	862
125,961	*	Mantra Resources Ltd	510
3,462,239		Marathon Oil Corp	114,600
274,463	*	Mariner Energy, Inc	6,650
450,988		Massey Energy Co	13,990
143,128	*	Matrix Service Co	1,252
814,607	*	McDermott International, Inc	12,040
510,130	*	McMoRan Exploration Co	8,779
92,610		Melrose Resources plc	470
56,214	*	Midnight Oil Exploration Ltd	425
86,731	*	Miller Petroleum, Inc	467
56,500		Mitsuuroko Co Ltd	349
29,800		Modec, Inc	466
67,413	*	MOL Hungarian Oil and Gas plc	7,084
335,521	*	Molopo Energy Ltd	345
1,717,000	*	Mongolia Energy Co ltd	713
64,594		Motor Oil Hellas Corinth Refineries S.A.	634
125,606		Mullen Group Ltd	1,759
1,110,158		Murphy Oil Corp	68,741
1,067,677	*	Nabors Industries Ltd	19,282
98,000		NAL Oil & Gas Trust	1,098
32,233	*	Naphtha Israel Petroleum Corp Ltd	138
1,979,720		National Oilwell Varco, Inc	88,038
71,016	*	Natural Gas Services Group, Inc	1,049
5,669		Neste Oil Oyj	89
538,707		New Zealand Oil & Gas Ltd	502
680,413	*	Newfield Exploration Co	39,083
451,640	*	Newpark Resources, Inc	3,794
664,952		Nexen, Inc	13,378
1,931,131	*	Nexus Energy Ltd	765
51,462		Niko Resources Ltd	5,065
45,900		Nippon Gas Co Ltd	749
517,258		Noble Energy, Inc	38,841
210,279		Nordic American Tanker Shipping	5,627

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

482,000	*	Norse Energy Corp ASA	$111
205,556	*	Northern Offshore Ltd	486
264,787	*	Northern Oil And Gas, Inc	4,485
282,500	*	Norwegian Energy Co AS.	713
175,512	f	NovaTek OAO (GDR)	15,076
115,879		NuVista Energy Ltd	1,175
185,400	*	Oasis Petroleum, Inc	3,591
8,299,678		Occidental Petroleum Corp	649,865
214,146	*	Oceaneering International, Inc	11,534
2,025,577		OGX Petroleo e Gas Participacoes S.A.	26,397
1,496,985		Oil Refineries Ltd	822
675,322		Oil Search Ltd	4,014
411,692	*	Oil States International, Inc	19,164
298,992		OMV AG.	11,193
410,736	*	OPTI Canada, Inc	331
244,529		Origin Energy Ltd	3,746
115,819		Overseas Shipholding Group, Inc	3,975
20,693	*	OYO Geospace Corp	1,198
1,724,979	*	PA Resources AB	1,274
216,619	*	Pacific Asia Petroleum, Inc	691
6,740	*	Pacific Rubiales Energy Corp	188
475,996	*	Pacific Rubiales Energy Corp (Toronto)	13,384
185,934	*	Paladin Resources Ltd	645
35,052		Panhandle Oil and Gas, Inc (Class A)	865
159,561		Paramount Energy Trust	737
52,589	*	Paramount Resources Ltd (Class A)	1,041
492,430	*	Parker Drilling Co	2,142
53,915		Parkland Income Fund	602
106,056		Pason Systems, Inc	1,261
385,143	*	Patriot Coal Corp	4,394
400,306		Patterson-UTI Energy, Inc	6,837
5,569		Paz Oil Co Ltd	887
1,078,811		Peabody Energy Corp	52,873
155,699		Pembina Pipeline Income Fund	3,110
232,882		Penn Virginia Corp	3,735
613,315		Penn West Energy Trust	12,291
82,456		PetroBakken Energy Ltd	1,849
113,933	*	Petrobank Energy & Resources Ltd	4,633
2,855,145	*	Petroceltic International plc	493
1,518,189		Petrofac Ltd	32,745
684,637	*	PetroHawk Energy Corp	11,050
5,735,614		Petroleo Brasileiro S.A.	103,051
2,480,589		Petroleo Brasileiro S.A. (ADR)	89,971
6,628,166		Petroleo Brasileiro S.A. (Preference)	106,905
95,174	*	Petroleum Development Corp	2,627
274,371	*	Petroleum Geo-Services ASA	3,128
42,626		Petrominerales Ltd	1,034
1,155,500		Petronas Dagangan BHD	4,117
233,487		Petroplus Holdings AG.	2,832
279,625	*	Petroquest Energy, Inc	1,703
166,867		Peyto Energy Trust	2,520
83,930	*	PHI, Inc	1,358

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

232,878	*	Pioneer Drilling Co	$1,486
401,254		Pioneer Natural Resources Co	26,094
321,613	*	Plains Exploration & Production Co	8,577
168,081	*	Polarcus Ltd	133
3,493,320		Polish Oil & Gas Co	4,326
515,317	*	Polski Koncern Naftowy Orlen S.A.	7,091
399,600	*	Precision Drilling Trust	2,726
190,647	*	Premier Oil plc	4,954
765,243	*	Pride International, Inc	22,521
200,763		ProEx Energy Ltd	2,277
390,551		ProSafe ASA	2,405
241,400	*	Prosafe Production Public Ltd	612
356,809		Provident Energy Trust	2,532
23,854,000		PT Bumi Resources Tbk	5,680
1,564,634		PT Tambang Batubara Bukit Asam Tbk	3,410
1,872,298		PTT Aromatics & Refining PCL	1,604
1,839,869		PTT Exploration & Production PCL	9,336
1,249,650		PTT PCL	12,188
629,124		Questar Market Resources, Inc	18,962
263,567	*	Questerre Energy Corp	653
281,286	*	Quicksilver Resources, Inc	3,544
242,080	*	RAM Energy Resources, Inc	378
427,213		Range Resources Corp	16,290
414,099	*	Regal Petroleum plc	120
2,063,493		Reliance Industries Ltd	45,336
777,633	*	Rentech, Inc	767
950,289		Repsol YPF S.A.	24,478
166,100	*	Resolute Energy Corp	1,837
134,989	*	Rex Energy Corp	1,728
30,755	*	Rex Stores Corp	446
260,569	*	Riversdale Mining Ltd	2,632
1,822,890	*	Roc Oil Co Ltd	670
248,822	*	Rosetta Resources, Inc	5,845
3,253,512	f	Rosneft Oil Co (GDR)	21,701
350,666	*	Rowan Cos, Inc	10,646
6,450,242		Royal Dutch Shell plc (A Shares)	194,142
3,940,169		Royal Dutch Shell plc (B Shares)	114,941
120,746		RPC, Inc	2,555
3,009,921		Saipem S.p.A.	120,555
296,713	*	Salamander Energy plc	1,192
72,000		San-Ai Oil Co Ltd	315
750,767	*	SandRidge Energy, Inc	4,264
853,343		Santos Ltd	10,566
404,937		Saras S.p.A.	798
896,227		Sasol Ltd	40,230
156,738		Savanna Energy Services Corp	835
7,392		SBM Offshore NV	140
7,521,581		Schlumberger Ltd	463,406
15,574		Schoeller-Bleckmann Oilfield Equipment AG.	1,017
57,543	*	Scorpio Tankers, Inc	650
88,321	*	SEACOR Holdings, Inc	7,521
911,806		SeaDrill Ltd	26,341

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,417	*	Seahawk Drilling, Inc	$494
50	*	Serval Integrated Energy Services	0	^
767,210	*	Sevan Marine ASA	785
110,753		ShawCor Ltd	3,229
51,200		Shinko Plantech Co Ltd	465
236,550		Ship Finance International Ltd	4,596
55,262		Showa Shell Sekiyu KK	422
9,513	*,m	Sibir Energy plc	26
85,000		Sinanen Co Ltd	348
93,048		SK Energy Co Ltd	11,873
276,994	*	Soco International plc	1,871
81,622		S-Oil Corp	5,047
233,912	*	Songa Offshore SE	1,014
273,349		Southern Union Co	6,577
872,137	*	Southwestern Energy Co	29,164
1,845,855		Spectra Energy Corp	41,624
351,952		St. Mary Land & Exploration Co	13,184
406,979		Statoil ASA	8,491
206,508	*	Sterling Energy plc	230
333,494	*	Stone Energy Corp	4,912
16,179	*	Storm Exploration, Inc	67
1,256,000		Straits Asia Resources Ltd	2,101
186,508	*	Subsea 7, Inc	3,644
3,242,616		Suncor Energy, Inc	105,576
3,445,404		Suncor Energy, Inc (NY)	112,148
712,684		Sunoco, Inc	26,013
355,524	*	Superior Energy Services	9,489
1,320,552		Surgutneftegaz (ADR)	12,651
348,800		Surgutneftegaz (ADR) (London)	3,329
433,000	*	Swiber Holdings Ltd	336
195,493	*	Swift Energy Co	5,489
360,221	*	Syntroleum Corp	674
59,051	*	T-3 Energy Services, Inc	1,544
1,168,633		Talisman Energy, Inc	20,445
378,549		Tatneft (GDR)	11,845
422,068		Technip S.A.	33,942
35,138		Tecnicas Reunidas S.A.	1,873
137,930		Teekay Corp	3,687
123,240		Teekay Tankers Ltd (Class A)	1,603
21,048		Tenaris S.A.	404
152,398	*	Tesco Corp	1,833
323,306		Tesoro Corp	4,319
536,164	*	Tetra Technologies, Inc	5,469
219,891		TGS Nopec Geophysical Co ASA	3,161
1,805,900		Thai Oil PCL	3,139
119,528		Tidewater, Inc	5,356
2,800,000	*	Titan Petrochemicals Group Ltd	242
275,967	f	TMK OAO (GDR)	4,760
167,770		TonenGeneral Sekiyu KK	1,554
2,994,490		Total S.A.	154,329
359,000		Toyo Kanetsu K K	589
653,282	*	TransAtlantic Petroleum Ltd	1,934

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,117,499		TransCanada Corp	$41,457
241,900		Trican Well Service Ltd	3,858
91,980		Trilogy Energy Corp	1,027
176,166		Trinidad Drilling Ltd	887
7,603,248		Tullow Oil plc	152,166
308,100		Tupras Turkiye Petrol Rafine	8,307
327,198	*	UK Coal plc	185
303,722	*	Ultra Petroleum Corp	12,750
117,800		Ultrapar Participacoes S.A.	7,087
89,598	*	Union Drilling, Inc	401
130,278	*	Unit Corp	4,858
258,768	*	Uranium Energy Corp	849
666,954	*	Uranium One, Inc	2,249
566,902	*	USEC, Inc	2,942
996,884	*	UTS Energy Corp	3,488
226,119		Vaalco Energy, Inc	1,298
1,565,967		Valero Energy Corp	27,420
46,150	*	Valiant Petroleum plc	542
530,744	*	Vantage Drilling Co	849
84,243	*	Venoco, Inc	1,654
196,476		Vermilion Energy Trust	7,375
238,378		W&T Offshore, Inc	2,527
324,174	*	Warren Resources, Inc	1,287
3,893,128	*	Weatherford International Ltd	66,572
139,069		Wellstream Holdings plc	1,671
119,724	*	West Siberian Resources Ltd (GDR)	1,609
501,034	*	Western Refining, Inc	2,625
10,042	*,m	White Energy 2010 Performance	0	^
10,042	*,m	White Energy 2011 Performance	0	^
316,788		Whitehaven Coal Ltd	1,886
254,427	*	Whiting Petroleum Corp	24,300
191,206	*	Willbros Group, Inc	1,753
2,698,923		Williams Cos, Inc	51,576
347,540		Woodside Petroleum Ltd	14,740
395,479		World Fuel Services Corp	10,286
967,083		WorleyParsons Ltd	20,798
3,312,000		Yanzhou Coal Mining Co Ltd	8,128
16,400		Zargon Energy Trust	300

		TOTAL ENERGY	9,612,429

FOOD & STAPLES RETAILING - 2.0%
2,286,652		Aeon Co Ltd	24,543
9,700		Ain Pharmaciez Inc	338
218,442		Alimentation Couche Tard, Inc	4,885
802,000		Alliance Global Group, Inc	164
189,474		Almacenes Exito S.A.	2,354
103,961		Andersons, Inc	3,940
34,679		Arcs Co Ltd	471
5,715		Arden Group, Inc (Class A)	471
1,191,358	*	AWB Ltd	1,704
34,807		Axfood AB	1,146
169,300	*	Berjaya Retail Bhd	22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,735		BIM Birlesik Magazalar AS	$3,485
109,445	*	BJ’s Wholesale Club, Inc	4,542
12,492		Blue Square-Israel Ltd	168
2,401,157		Booker Group plc	1,812
1,609,784		Carrefour S.A.	86,499
237,999		Casey’s General Stores, Inc	9,936
166,832		Casino Guichard Perrachon S.A.	15,274
20,300		Cawachi Ltd	358
1,341,534		Centros Comerciales Sudamericanos S.A.	9,084
1,884,300		China Resources Enterprise	8,536
184,900		Circle K Sunkus Co Ltd	2,472
15,060		Cocokara Fine Holdings, Inc	332
3,673		Colruyt S.A.	971
129,070		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	4,451
15,500		Cosmos Pharmaceutical Corp	433
1,779,538		Costco Wholesale Corp	114,763
3,916,600		CP Seven Eleven PCL	5,452
10,600		CREATE SD HOLDINGS Co Ltd	231
9,178,794		CVS Corp	288,858
7,300		Daikokutenbussaan Co Ltd	244
124,523		Delhaize Group	9,031
88,454		Empire Co Ltd	4,733
61,678		FamilyMart Co Ltd	2,211
452,996		Fyffes plc	198
99,472		George Weston Ltd	7,633
122,596	*	Great Atlantic & Pacific Tea Co, Inc	485
14,000		Growell Holdings Co Ltd	322
39,300	*	Grupo Comercial Chedraui S.a. DE C.v.	113
72,266		Hakon Invest AB	1,320
40,500		Heiwado Co Ltd	474
63,725		Ingles Markets, Inc (Class A)	1,058
6,200		Itochu-Shokuhin Co Ltd	214
84,741		Izumiya Co Ltd	310
2,091,949		J Sainsbury plc	12,839
160,283		Jean Coutu Group PJC, Inc/The	1,358
2,242,461		Jeronimo Martins SGPS S.A.	29,990
133,900		Kasumi Co Ltd	714
51,600		Kato Sangyo Co Ltd	762
50,870		Kesko Oyj (B Shares)	2,387
1,856,864		Koninklijke Ahold NV	25,030
2,738,074		Kroger Co	59,307
101,758		Lawson, Inc	4,662
38,800		Liquor Stores Income Fund	592
181,779		Loblaw Cos Ltd	7,203
374,733	f	Magnit OAO (ADR)	9,443
89,593		Majestic Wine plc	480
53,616		MARR S.p.A.	578
91,000		Maruetsu, Inc	370
286,487		Massmart Holdings Ltd	6,075
44,800		Matsumotokiyoshi Holdings Co Ltd	806
1,417,808		Metcash Ltd	5,989

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,729		Metro AG.	$1,414
292,231		Metro, Inc	12,679
83,200		Ministop Co Ltd	1,228
63,534		Nash Finch Co	2,703
40,939		North West Co Fund	769
46,000		Okuwa Co Ltd	416
394,458		Olam International Ltd	978
129,853	*	Pantry, Inc	3,131
333,211		Pick’n Pay Stores Ltd	2,066
1,280,320		President Chain Store Corp	5,512
64,177		Pricesmart, Inc	1,869
50,532		Rallye S.A.	1,870
15,548		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	414
2,850,333	*	Rite Aid Corp	2,688
210,478		Ruddick Corp	7,299
21,679		Ryoshoku Ltd	510
31,000		S Foods, Inc	254
2,174,168		Safeway, Inc	46,005
13,600		San-A Co Ltd	517
839,179		Seven & I Holdings Co Ltd	19,663
36,185		Shinsegae Co Ltd	19,072
271,802		Shoppers Drug Mart Corp	10,564
755,630		Shoprite Holdings Ltd	10,727
166,085		Shufersal Ltd	995
50,174		Sligro Food Group NV	1,620
133,970		Spartan Stores, Inc	1,943
44,100		Sugi Pharmacy Co Ltd	995
54,400		Sundrug Co Ltd	1,468
5,442,262		Supervalu, Inc	62,749
35,758	*	Susser Holdings Corp	501
1,508,958		Sysco Corp	43,035
6,661,737		Tesco plc	44,371
953,698		Total Produce plc	467
19,788		Tsuruha Holdings, Inc	833
373,459	*	United Natural Foods, Inc	12,376
147,567		UNY Co Ltd	1,167
43,500		Valor Co Ltd	331
32,083		Village Super Market (Class A)	896
2,575,501		Walgreen Co	86,279
10,633,221		Wal-Mart de Mexico S.A. de C.V. (Series V)	26,647
10,049,780		Wal-Mart Stores, Inc	537,865
66,998		Weis Markets, Inc	2,622
2,030,990		Wesfarmers Ltd	64,565
124,958		Wesfarmers Ltd PPS	3,997
1,096,999	*	Whole Foods Market, Inc	40,710
279,601	*	Winn-Dixie Stores, Inc	1,994
8,845,571		WM Morrison Supermarkets plc	41,089
1,290,003		Woolworths Ltd	35,959
811,000		Wumart Stores	1,940
5,859	*,f	X 5 Retail Group NV (GDR)	234
9,600		Yaoko Co Ltd	274

		TOTAL FOOD & STAPLES RETAILING	1,964,896

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 5.2%
36,968		AarhusKarlshamn AB	$878
1,091,667		Ajinomoto Co, Inc	10,684
20,579		Alico, Inc	478
19,216		Alliance Grain Traders, Inc	549
588,976	*	Alliance One International, Inc	2,444
10,471,324		Altria Group, Inc	251,521
287,340		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,489
2,974	*	Anheuser-Busch InBev NV	0	^
1,649,446		Archer Daniels Midland Co	52,650
24,900		Ariake Japan Co Ltd	381
127,345		Aryzta AG.	5,573
862,521		Asahi Breweries Ltd	17,255
14,126		Asian Bamboo AG.	770
312,400		Asiatic Development BHD	781
966,460		Associated British Foods plc	15,926
16,936		Atria Group plc	250
187,900		Austevoll Seafood ASA	1,208
211,861	*	Australian Agricultural Co Ltd	315
897,552		B&G Foods, Inc (Class A)	9,801
3,949	*	Baron de Ley	231
2,526		Barry Callebaut AG.	1,976
145,305	*	Black Earth Farming Ltd	401
4,414		Bonduelle S.C.A.	419
51,742	*	Boston Beer Co, Inc (Class A)	3,460
3,842		Bridgford Foods Corp	49
151,700		British American Tobacco Malaysia BHD	2,382
2,100,160		British American Tobacco plc	78,338
550,547		Britvic plc	4,196
224,046		Brown-Forman Corp (Class B)	13,810
456,165		Bunge Ltd	26,987
506,405		C&C Group plc	2,223
57,344		Calavo Growers, Inc	1,243
60,447	b	Cal-Maine Foods, Inc	1,752
1,073,738		Campbell Soup Co	38,386
22,351		Campofrio Alimentacion S.A.	222
500,814		Carlsberg AS (Class B)	52,218
248,874	*	Central European Distribution Corp	5,555
80,146		Cermaq ASA	889
4,152,837		Chaoda Modern Agriculture	3,442
5,885,500		Charoen Pokphand Foods PCL	4,897
2,470,700		China Agri-Industries Holdings Ltd	3,503
1,586,000		China Mengniu Dairy Co Ltd	4,906
1,894,000		China Yurun Food Group Ltd	7,030
230,489	*	Chiquita Brands International, Inc	3,052
16,077		CJ CheilJedang Corp	3,398
15,364		Coca Cola Hellenic Bottling Co S.A.	405
1,125,073		Coca-Cola Amatil Ltd	13,028
27,719		Coca-Cola Bottling Co Consolidated	1,467
29,500		Coca-Cola Central Japan Co Ltd	397
11,889,502		Coca-Cola Co	695,773

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,980,271		Coca-Cola Enterprises, Inc	$61,388
529,275		Coca-Cola Femsa S.A. de C.V.	4,148
79,896		Coca-Cola Icecek AS	978
52,883		Coca-Cola West Japan Co Ltd	892
1,294,273		ConAgra Foods, Inc	28,396
600,081	*	Constellation Brands, Inc (Class A)	10,615
33,213		Copeinca ASA	240
901,118		Corn Products International, Inc	33,792
182,674		Cosan SA Industria e Comercio	2,714
199,200	*	Cott Corp	1,564
83,236		Cranswick plc	1,072
133,832		CSM	3,933
185,753		Dairy Crest Group plc	1,082
77,620		Danisco AS	6,922
515,508	*	Darling International, Inc	4,392
412,175		Davide Campari-Milano S.p.A.	2,465
7,043,606	*	Dean Foods Co	71,915
1,205,645		Del Monte Foods Co	15,806
519,889		Devro plc	2,042
4,634,641		Diageo plc	79,795
88,905		Diamond Foods, Inc	3,644
199,455	*	Dole Food Co, Inc	1,825
3,031,932		Dr Pepper Snapple Group, Inc	107,694
20,900		Dydo Drinco, Inc	723
18,017		East Asiatic Co Ltd A.S.	473
189,628	*	Ebro Puleva S.A.	3,792
162,803		Ezaki Glico Co Ltd	2,108
34,469		Farmer Bros Co	552
562,000		First Resources Ltd	500
263,661		Flowers Foods, Inc	6,549
4,129,914		Fomento Economico Mexicano S.A. de C.V.	20,988
1,432,023		Foster’s Group Ltd	8,485
205,664	*	Fresh Del Monte Produce, Inc	4,463
120,400		Fuji Oil Co Ltd	1,806
24,832		Fujicco Co Ltd	307
150,000	*	Fujiya Co Ltd	291
1,303,881	*	Futuris Corp Ltd	731
2,570,639		General Mills, Inc	93,930
183,692		Glanbia plc	869
1,804,000	*	GMG Global Ltd	343
14,494,856		Golden Agri-Resources Ltd	6,282
1,573,874		Goodman Fielder Ltd	1,985
627,866		GrainCorp Ltd	4,394
352,710	*	Green Mountain Coffee Roasters, Inc	11,001
292,448		Greencore Group plc	470
237,809		Greggs plc	1,773
47,547		Grieg Seafood ASA	133
10,379		Griffin Land & Nurseries, Inc (Class A)	274
1,267,635		Groupe Danone	75,821
499,282		Grupo Bimbo S.A. de C.V. (Series A)	3,657
1,722,301		Grupo Modelo S.A. (Series C)	9,460
1,432,135		H.J. Heinz Co	67,840

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

289,018	*	Hain Celestial Group, Inc	$6,931
799,508	*	Hansen Natural Corp	37,273
41,006	*	Harbinger Group, Inc	228
397,501	*	Heckmann Corp	1,550
145,816		Heineken Holding NV	6,379
28,726		Heineken NV	1,490
1,233,462		Hershey Co	58,700
58,308		Hite Brewery Co Ltd	6,494
54,731		HKScan Oyj	583
30,100		Hokuto Corp	674
205,385		Hormel Foods Corp	9,160
93,700		House Foods Corp	1,424
68,620		Imperial Sugar Co	898
3,586,224		Imperial Tobacco Group plc	106,869
3,828,567		InBev NV	225,213
476,978	*	Indofood Agri Resources Ltd	820
30,000	*,m	International Hydron	1
4,345,876		IOI Corp BHD	7,701
3,927,234		ITC Ltd	15,583
43,444		Ito En Ltd	713
198,000		Itoham Foods, Inc	664
85,840		J&J Snack Foods Corp	3,599
382,048		J.M. Smucker Co	23,125
4,605		Japan Tobacco, Inc	15,330
1,515,621		JBS S.A.	6,548
37,851	*	John B. Sanfilippo & Son, Inc	500
122,000		J-Oil Mills, Inc	341
97,373		Kagome Co Ltd	1,885
535,793		Kellogg Co	27,063
62,281	*	Kernel Holding S.A.	1,414
171,768		Kerry Group plc (Class A)	6,026
21,700		KEY Coffee, Inc	395
128,015		Kikkoman Corp	1,412
1,400,566		Kirin Brewery Co Ltd	19,881
94,664	*	Koninklijke Wessanen NV	337
7,312,734		Kraft Foods, Inc (Class A)	225,670
209,668		KT&G Corp	12,504
1,125,273		Kuala Lumpur Kepong BHD	6,197
1,604,527		Kulim Malaysia BHD	4,465
3,199		KWS Saat AG.	526
81,762		Lancaster Colony Corp	3,884
112,547		Lance, Inc	2,397
3,681		Laurent-Perrier	411
76,354		Leroy Seafood Group ASA	1,805
22,994	*	Lifeway Foods, Inc	242
33,472		Limoneira Co	674
98		Lindt & Spruengli AG.	235
93		Lindt & Spruengli AG. (Reg)	2,598
1,838,819		Lorillard, Inc	147,676
993		Lotte Confectionery Co Ltd	1,164
75,169		Maple Leaf Foods, Inc	880
190,434		Marfrig Alimentos S.A.	1,940

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

337,000		Marudai Food Co Ltd	$1,050
671,000		Maruha Nichiro Holdings, Inc	1,117
433,788		McCormick & Co, Inc	18,236
1,004,133		Mead Johnson Nutrition Co	57,145
69,900		Megmilk Snow Brand Co Ltd	1,312
201,482		MEIJI Holdings Co Ltd	9,485
11,500		Meito Sangyo Co Ltd	167
97,000		Mercian Corp	191
35,356		Mgp Ingredients, Inc	278
38,000		Mikuni Coca-Cola Bottling Co Ltd	332
124,000		Mitsui Sugar Co Ltd	498
273,097		Molson Coors Brewing Co (Class B)	12,896
354,000		Morinaga & Co Ltd	844
344,000		Morinaga Milk Industry Co Ltd	1,475
30,000		Nagatanien Co Ltd	313
52,022		National Beverage Corp	728
4,692,189		Nestle S.A.	249,972
618,000		Nichirei Corp	2,621
152,000		Nippon Beet Sugar Manufacturing Co Ltd	355
281,000		Nippon Flour Mills Co Ltd	1,447
153,853		Nippon Meat Packers, Inc	1,884
345,266		Nippon Suisan Kaisha Ltd	1,137
265,000		Nisshin Oillio Group Ltd	1,209
624,830		Nisshin Seifun Group, Inc	8,211
104,185		Nissin Food Products Co Ltd	3,763
683,152		Northern Foods plc	504
56,568		Nutreco Holding NV	4,137
54,453		Osem Investments Ltd	845
1,599,501		Pacific Andes International Holdings Ltd	291
4,627,801		PAN Fish ASA	4,033
450,581		Parmalat S.p.A.	1,156
7,223,567		PepsiCo, Inc	479,934
961,271		Perdigao S.A.	14,629
8,811		Pernod-Ricard S.A.	736
9,308		Pescanova S.A.	298
121,000		Petra Foods Ltd	133
876,612	*	PGG Wrightson Ltd	360
10,442,104		Philip Morris International, Inc	584,966
270,567	*	Pilgrim’s Pride Corp	1,521
588,300		PPB Group BHD	3,278
3,145,991	*	Premier Foods plc	804
367,000		Prima Meat Packers Ltd	387
726,524		PT Astra Agro Lestari Tbk	1,685
824,000		PT Gudang Garam Tbk	4,764
11,895,100		PT Indofood Sukses Makmur Tbk	7,264
225,800		Q.P. Corp	2,921
363,811		Raisio plc (V Shares)	1,453
151,412	*	Ralcorp Holdings, Inc	8,855
30,435		Remy Cointreau S.A.	2,050
491,695		Reynolds American, Inc	29,202
49,147		Robert Wiseman Dairies plc	248
16,635	*	Royal UNIBREW AS	822

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

167,611		SABMiller plc	$5,359
42,355		Sakata Seed Corp	564
138,716		Sanderson Farms, Inc	6,005
635,346		Sapporo Holdings Ltd	2,976
367,307		Saputo, Inc	12,537
3,465,464		Sara Lee Corp	46,541
45,940	*	Seneca Foods Corp	1,203
270,000		Showa Sangyo Co Ltd	818
13,058		Sipef S.A	965
13,345		SLC Agricola S.A.	147
289,106	*	Smart Balance, Inc	1,122
380,887	*	Smithfield Foods, Inc	6,410
2,992		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	116
50,088	*	SOS Cuetara S.A.	71
110,431		Souza Cruz S.A.	5,519
396,768	*	Star Scientific, Inc	833
55,970		Strauss Group Ltd	834
151,301		Suedzucker AG.	3,384
40,507		Swedish Match AB	1,081
77,795	*	Synutra International, Inc	899
247,000		Takara Holdings, Inc	1,388
157,149		Tassal Group Ltd	213
714,613		Tate & Lyle plc	5,240
325,247		Tiger Brands Ltd	8,847
2,472,000		Tingyi Cayman Islands Holding Corp	6,818
101,456		Tootsie Roll Industries, Inc	2,524
317,624		Toyo Suisan Kaisha Ltd	6,548
167,198	*	TreeHouse Foods, Inc	7,708
484,000		Tsingtao Brewery Co Ltd	2,788
2,041,069		Tyson Foods, Inc (Class A)	32,698
2,131,697		Unilever NV	63,715
337,076		Unilever NV ADR	10,072
2,994,784		Unilever plc	86,610
356,565		Unilever plc (ADR)	10,376
5,546,382		Uni-President Enterprises Corp	7,199
168,790		United Breweries Co, Inc	1,902
117,474		United Spirits Ltd	4,113
123,594		Universal Corp	4,955
159,000		Universal Robina	150
220,641		Vector Group Ltd	4,126
8,382		Vilmorin & Cie	904
626,444		Vina Concha Y Toro S.A.	1,502
83,057		Viscofan S.A.	2,738
1,496,000		Vitasoy International Holdings Ltd	1,178
421,207	*	Viterra, Inc	3,676
2,672		Vranken - Pommery Monopole	123
8,984,000		Want Want China Holdings Ltd	8,337
250,000		Westway Group, Inc	825
1,702,000		Wilmar International Ltd	7,778
103,533		Wimm-Bill-Dann Foods OJSC (ADR)	2,342
109,578		Yakult Honsha Co Ltd	3,384

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

119,306		Yamazaki Baking Co Ltd	$1,455
287,751		Yantai Changyu Pioneer Wine Co	3,672
52,000		Yonekyu Corp	411

		TOTAL FOOD, BEVERAGE & TOBACCO	5,077,415

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
99,984	*	Abaxis, Inc	2,310
134,369	*	Abiomed, Inc	1,426
60,036	*	Accretive Health, Inc	650
209,967	*	Accuray, Inc	1,306
2,179,624		Aetna, Inc	68,898
56,491	*	AGA Medical Holdings, Inc	789
240,872	*	AGFA-Gevaert NV	1,776
51,390	*	Air Methods Corp	2,137
239,171		Alcon, Inc	39,891
75,999		Alfresa Holdings Corp	3,241
260,964	*	Align Technology, Inc	5,110
14,473	*	Alimera Sciences, Inc	139
108,690	*	Alliance Imaging, Inc	498
236,996	*	Allied Healthcare International, Inc	592
329,289	*	Allscripts Healthcare Solutions, Inc	6,082
82,065	*	Almost Family, Inc	2,432
28,400		Aloka Co Ltd	188
218,273	*	Alphatec Holdings, Inc	465
128,305	*	Amedisys, Inc	3,054
61,265		America Service Group, Inc	912
80,757	*	American Dental Partners, Inc	974
403,128	*	American Medical Systems Holdings, Inc	7,893
306,813	*	AMERIGROUP Corp	13,030
1,410,040		AmerisourceBergen Corp	43,232
277,959	*	AMN Healthcare Services, Inc	1,429
101,232		Amplifon S.p.A.	461
174,124	*	Amsurg Corp	3,044
56,970		Analogic Corp	2,557
126,931	*	Angiodynamics, Inc	1,934
279,966		Ansell Ltd	3,613
305,121	*	Antares Pharma, Inc	442
49,530		Arseus NV	675
327,213	*	Arthrocare Corp	8,894
24,000		As One Corp	463
46,650	*	Assisted Living Concepts, Inc (A Shares)	1,420
142,214	*	athenahealth, Inc	4,696
7,261		Atrion Corp	1,144
6,887		Audika	183
61,499	*	Axis-Shield plc	267
477,018		Bard (C.R.), Inc	38,844
1,890,138		Baxter International, Inc	90,178
147,794		Beckman Coulter, Inc	7,211
921,775		Becton Dickinson & Co	68,304
2,223		BioMerieux	230
103,365	*	Bio-Reference Labs, Inc	2,156
174,029	*	BioScrip, Inc	898

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,132,000	*	Biosensors International Group Ltd	$852
17,900		BML, Inc	449
11,321,771	*	Boston Scientific Corp	69,402
183,002	*	Brookdale Senior Living, Inc	2,985
77,290		Cantel Medical Corp	1,252
120,377	*	Capital Senior Living Corp	642
2,006,190		Cardinal Health, Inc	66,285
192,220	*	CardioNet, Inc	867
856,070	*	CareFusion Corp	21,265
47,409		Carl Zeiss Meditec AG.	746
230,299	*	Catalyst Health Solutions, Inc	8,109
13,815		Celesio AG.	301
250,736	*	Centene Corp	5,915
215,151	*	Cerner Corp	18,072
165,709	*	Cerus Corp	636
129,293		Chemed Corp	7,366
71,899	*	Chindex International, Inc	1,086
1,455,023		Cigna Corp	52,061
200,555	*	Clarient, Inc	678
10,912		Clinica Baviera S.A.	115
63,917		CML Healthcare Income Fund	717
74,412		Cochlear Ltd	5,053
47,111		Coloplast AS (Class B)	5,632
4,688		Coltene Holding AG.	263
200,431	*	Community Health Systems, Inc	6,207
9,057		Compagnie Generale d’Optique Essilor International S.A.	623
42,475		Computer Programs & Systems, Inc	1,808
130,624	*	Conceptus, Inc	1,796
135,810	*	Conmed Corp	3,044
144,813	*	Continucare Corp	608
225,527		Cooper Cos, Inc	10,424
37,544	*	Corvel Corp	1,594
802,721	*	Coventry Health Care, Inc	17,283
1,617,611		Covidien plc	65,012
195,899	*	Cross Country Healthcare, Inc	1,409
160,309	*	CryoLife, Inc	973
63,243	*	Cutera, Inc	512
126,456	*	Cyberonics, Inc	3,374
46,006	*	Cynosure, Inc (Class A)	470
376,853	*	DaVita, Inc	26,014
324,017	*	Delcath Systems, Inc	2,339
301,637		Dentsply International, Inc	9,643
246,216	*	DexCom, Inc	3,255
200,316		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	218
30,667		DiaSorin S.p.A.	1,260
20,912		Draegerwerk AG.	1,910
7,923		Draegerwerk AG. & Co KGaA	564
59,869	*	DynaVox, Inc	486
1,289,861	*	Edwards Lifesciences Corp	86,485
95,163	*	Electro-Optical Sciences, Inc	620

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,054		Elekta AB (B Shares)	$6,735
59,958	*	Emdeon, Inc	730
143,242	*	Emergency Medical Services Corp (Class A)	7,628
78,924	*	Emeritus Corp	1,346
221,838	*	Endologix, Inc	1,012
57,539		Ensign Group, Inc	1,033
99,546	*	EnteroMedics, Inc	169
38,108	*	Exactech, Inc	622
4,886,719	*	Express Scripts, Inc	237,983
747,147		Fisher & Paykel Healthcare Corp	1,628
111,444	*	Five Star Quality Care, Inc	563
10,207		Fleury S.A.	127
219,322		Fresenius AG. (Preference)	17,712
166,573		Fresenius Medical Care AG.	10,288
102,267		Fresenius SE	8,186
8,579		Galenica AG.	4,033
77,839	*	Genoptix, Inc	1,105
99,825	*	Gen-Probe, Inc	4,838
203,556	*	Gentiva Health Services, Inc	4,448
101,456		Getinge AB (B Shares)	2,371
22,928	*	Given Imaging Ltd	415
311,536	*	GN Store Nord	2,399
14,884,212	*	Golden Meditech Co Ltd	2,801
121,784	*	Greatbatch, Inc	2,824
105,600		Green Hospital Supply, Inc	921
110,599	*	Haemonetics Corp	6,473
166,418	*	Hanger Orthopedic Group, Inc	2,420
149,422	*	Hansen Medical, Inc	214
191,555	*	Health Grades, Inc	1,569
544,492	*	Health Management Associates, Inc (Class A)	4,171
886,726	*	Health Net, Inc	24,110
179,930		Healthcare Locums plc	362
1,368,418	*	Healthsouth Corp	26,274
295,559	*	Healthspring, Inc	7,637
161,120	*	Healthways, Inc	1,875
59,238	*	HeartWare International, Inc	4,073
344,955	*	Henry Schein, Inc	20,207
548,328		Hill-Rom Holdings, Inc	19,679
200,000		Hitachi Medical Corp	1,308
115,310	*	HMS Holdings Corp	6,796
18,000		Hogy Medical Co Ltd	870
3,217,469	*	Hologic, Inc	51,512
1,540,704	*	Hospira, Inc	87,836
865,592	*	Humana, Inc	43,487
1,336,338		IBA Health Group Ltd	161
49,758	*	ICU Medical, Inc	1,855
120,497	*	Idexx Laboratories, Inc	7,437
412,843	*	Immucor, Inc	8,187
159,595	*	Insulet Corp	2,257
124,295	*	Integra LifeSciences Holdings Corp	4,905
303,294	*	Intuitive Surgical, Inc	86,057
180,764		Invacare Corp	4,792

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

175,627	*	Inverness Medical Innovations, Inc	$5,432
39,558		Ion Beam Applications	453
65,048	*	IPC The Hospitalist Co, Inc	1,777
114,659	*	IRIS International, Inc	1,101
950		Japan Longlife Co Ltd	336
93,000		Jeol Ltd	277
31,847	*	Kensey Nash Corp	920
200,894	*	Kindred Healthcare, Inc	2,616
490,870	*	Kinetic Concepts, Inc	17,956
451,301	*	Laboratory Corp of America Holdings	35,396
39,548		Landauer, Inc	2,477
82,332	*	LCA-Vision, Inc	459
62,978	*	LHC Group, Inc	1,460
114,817	*	LifePoint Hospitals, Inc	4,025
14,007	*	LifeWatch AG.	148
376,323		Lincare Holdings, Inc	9,442
6,612	m	LVL Medical Groupe S.A.	152
173,200	*	Magellan Health Services, Inc	8,182
108,969	*	MAKO Surgical Corp	1,044
8,100		Mani, Inc	285
223,712		Masimo Corp	6,110
961,138		McKesson Corp	59,379
185,165	*	MedAssets, Inc	3,896
87,994	*	Medcath Corp	886
1,856,064	*	Medco Health Solutions, Inc	96,627
62,210	*	Medica	1,176
102,304	*	Medical Action Industries, Inc	926
271,814		Mediceo Paltac Holdings Co Ltd	3,455
136,914	*	Medidata Solutions, Inc	2,629
48,673		MedQuist, Inc	426
3,820,655		Medtronic, Inc	128,298
183,198	*	Merge Healthcare, Inc	531
177,827		Meridian Bioscience, Inc	3,891
125,422	*	Merit Medical Systems, Inc	1,993
180		Message Co Ltd	428
192,985	*	Metropolitan Health Networks, Inc	733
4,595,000	*	Microport Scientific Corp	5,123
10,000		Mindray Medical International Ltd (ADR) (Class A)	296
98,700		Miraca Holdings, Inc	3,494
313,978	*	Molina Healthcare, Inc	8,474
59,691	*	MWI Veterinary Supply, Inc	3,445
13,568		Nagaileben Co Ltd	337
7,200		Nakanishi, Inc	798
39,207		National Healthcare Corp	1,453
3,974		National Research Corp	104
125,862	*	Natus Medical, Inc	1,834
98,822	*	Neogen Corp	3,345
2,022,229		Network Healthcare Holdings Ltd	4,015
82,200		Nichii Gakkan Co	746
66,800		Nihon Kohden Corp	1,377
126,767		Nikkiso Co Ltd	976
71,866		Nipro Corp	1,503

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

117,714		Nobel Biocare Holding AG.	$2,114
168,240	*	NuVasive, Inc	5,912
195,283	*	NxStage Medical, Inc	3,730
100,962		Olympus Corp	2,644
30,423		Omega Pharma S.A.	1,134
1,306,012		Omnicare, Inc	31,188
217,560	*	Omnicell, Inc	2,846
127,597		OPG Groep NV	2,207
19,727		Opto Circuits India Ltd	130
205,524	*	OraSure Technologies, Inc	832
168,167		Oriola-KD Oyj (B Shares)	979
30,103		Orpea	1,352
116,543	*	Orthofix International NV	3,662
304,335	*	Orthovita, Inc	691
1,709	*	Osteotech, Inc	11
337,639		Owens & Minor, Inc	9,609
89,265	*	Palomar Medical Technologies, Inc	922
26,700		Paramount Bed Co Ltd	719
210,126		Patterson Cos, Inc	6,020
35,492	*	PDI, Inc	310
99,244	*	Pediatrix Medical Group, Inc	5,290
235,295	*	PharMerica Corp	2,242
463,121		Phonak Holding AG.	56,556
16,437		Prim S.A.	136
822,365		Primary Health Care Ltd	2,798
30,314	*	Prospect Medical Holdings, Inc	258
97,869	*	Providence Service Corp	1,604
246,250	*	PSS World Medical, Inc	5,265
248,691	*	Psychiatric Solutions, Inc	8,344
82,233		Quality Systems, Inc	5,453
309,612		Quest Diagnostics, Inc	15,626
100,365	*	Quidel Corp	1,103
476,000		Raffles Medical Group Ltd	800
210,109		Ramsay Health Care Ltd	3,123
111,978	*	RehabCare Group, Inc	2,264
128,823	*	Res-Care, Inc	1,709
358,385	*	Resmed, Inc	11,759
197,188		Rhoen Klinikum AG.	4,351
48,181	*	Rochester Medical Corp	526
281,096	*	RTI Biologics, Inc	739
92,691	*	Rural	789
735,879		Ryman Healthcare Ltd	1,118
16,703		Sartorius AG.	401
8,700		Sartorius Stedim Biotech	408
221,037	*	Select Medical Holdings Corp	1,702
1,724,000		Shandong Weigao Group Medical Polymer Co Ltd	4,911
1,613,071		Sigma Pharmaceuticals Ltd	748
1,328,400		Sinopharm Group Co	5,487
204,424	*	Sirona Dental Systems, Inc	7,367
89,883	*	Skilled Healthcare Group, Inc (Class A)	353
68,065		Smith & Nephew plc	621
247,114	*	Solta Medical, Inc	494

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145		So-net M3, Inc	$642
403,403		Sonic Healthcare Ltd	4,289
106,064	*	SonoSite, Inc	3,554
342,858	*	Sorin S.p.A.	800
274,186	*	Southern Cross Healthcare Ltd	132
145,054	*	Spectranetics Corp	786
1,337,769		SSL International plc	24,335
1,272,098	*	St. Jude Medical, Inc	50,044
172,746	*	Staar Surgical Co	935
145,510	*	Stereotaxis, Inc	602
332,848		STERIS Corp	11,057
10,007		Stratec Biomedical Systems	412
1,255		Straumann Holding AG.	280
1,712,742		Stryker Corp	85,723
297,811	*	Sun Healthcare Group, Inc	2,522
248,695	*	Sunrise Senior Living, Inc	853
78,151	*	SurModics, Inc	932
81,758		Suzuken Co Ltd	2,706
313,584	*	SXC Health Solutions Corp	11,436
103,962	*	SXC Health Solutions Corp (Toronto)	3,795
201,500	*	Symmetry Medical, Inc	1,942
186,464		Synergy Healthcare plc	2,171
149,214	*	Syneron Medical Ltd	1,480
54,455	*	Synovis Life Technologies, Inc	814
6,272		Synthes, Inc	725
36,700		Sysmex Corp	2,545
66,637	*	Team Health Holdings, Inc	860
81,073		Teleflex, Inc	4,603
1,050,317	*	Tenet Healthcare Corp	4,957
141,591		Terumo Corp	7,514
766,962	*	Thoratec Corp	28,362
85,200		Toho Pharmaceutical Co Ltd	1,201
233,661	*	TomoTherapy, Inc	822
38,999	*	Transcend Services, Inc	595
105,951	*	Triple-S Management Corp (Class B)	1,785
208,063	*	Unilife Corp	1,255
462,295		United Drug plc	1,575
8,385,564		UnitedHealth Group, Inc	294,418
173,281		Universal American Financial Corp	2,556
470,173		Universal Health Services, Inc (Class B)	18,271
68,934	*	US Physical Therapy, Inc	1,153
331,704	*	Varian Medical Systems, Inc	20,068
82,659	*	Vascular Solutions, Inc	949
176,818	*	VCA Antech, Inc	3,729
64,126	*	Vital Images, Inc	848
73,100		VITAL KSK Holdings, Inc	496
218,701	*	Volcano Corp	5,682
399,948	*	WellCare Health Plans, Inc	11,582
3,009,196	*	WellPoint, Inc	170,441
139,832		West Pharmaceutical Services, Inc	4,798
9,952	*	William Demant Holding	734
178,187	*	Wright Medical Group, Inc	2,568

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,246		Young Innovations, Inc	$865
697,193	*	Zimmer Holdings, Inc	36,484
113,833	*	Zoll Medical Corp	3,673

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,235,544

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
27,700	*	Aderans Co Ltd	366
768,341		Alberto-Culver Co	28,928
4,960		Amorepacific Corp	4,985
43,344	*	Atrium Innovations Inc	621
3,587,252		Avon Products, Inc	115,186
245,614		Beiersdorf AG.	15,034
18,416	*	Cellu Tissue Holdings, Inc	220
324,189	*	Central Garden and Pet Co (Class A)	3,359
228,241		Church & Dwight Co, Inc	14,822
512,046		Clorox Co	34,184
1,900,679		Colgate-Palmolive Co	146,086
386		Dr Ci:Labo Co Ltd	1,325
114,940	*	Elizabeth Arden, Inc	2,298
744,277	*	Energizer Holdings, Inc	50,038
678,051		Estee Lauder Cos (Class A)	42,873
77,800		Fancl Corp	1,242
78,386		Female Health Co	404
1,128,500		Hengan International Group Co Ltd	11,250
42,276		Henkel KGaA	1,914
1,443,448		Henkel KGaA (Preference)	77,531
487,568		Herbalife Ltd	29,425
1,326,247		Hindustan Lever Ltd	9,122
387,869	*	Hypermarcas S.A.	6,027
6,502		Inter Parfums S.A.	212
100,138		Inter Parfums, Inc	1,761
769,310		Kao Corp	18,744
1,307,474		Kimberly-Clark Corp	85,051
787,579		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	5,015
37,600		Kobayashi Pharmaceutical Co Ltd	1,669
46,500		Kose Corp	1,104
14,350		LG Household & Health Care Ltd	5,298
297,000		Lion Corp	1,619
48,128		L’Oreal S.A.	5,412
54,179		Mandom Corp	1,458
320,543		Mcbride plc	932
111,388	*	Medifast, Inc	3,022
12,100		Milbon Co Ltd	335
256,338		Natura Cosmeticos S.A.	6,893
830,000		Natural Beauty Bio-Technology Ltd	196
27,322	*	Nature’s Sunshine Products, Inc	244
155,378	*	NBTY, Inc	8,543
47,600		Noevir Co Ltd	542
1,286,562		Nu Skin Enterprises, Inc (Class A)	37,053
54,882	*	Nutraceutical International Corp	861
21,396		Oil-Dri Corp of America	460
64,903		Oriflame Cosmetics S.A.	4,170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,300		Pigeon Corp	$804
215,722	*	Prestige Brands Holdings, Inc	2,133
13,668,524		Procter & Gamble Co	819,701
2,764,000		PT Unilever Indonesia Tbk	5,218
281,225		PZ Cussons plc	1,621
2,548,423		Reckitt Benckiser Group plc	140,156
73,112	*	Revlon, Inc (Class A)	923
13,104,000		RUINIAN INTERNATIONAL Ltd	10,978
30,748		Sarantis S.A.	163
58,244		Schiff Nutrition International, Inc	478
295,322		Shiseido Co Ltd	6,630
74,895	*	Spectrum Brands, Inc	2,036
146,541		Uni-Charm Corp	5,898
37,578	*	USANA Health Sciences, Inc	1,517
117,000		Vinda International Holdings Ltd	165
70,994		WD-40 Co	2,699

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,788,954

INSURANCE - 3.8%
4,191,424		ACE Ltd	244,149
1,632,341		Admiral Group plc	42,720
2,223,048	*	Aegon NV	13,319
4,079,922		Aflac, Inc	210,973
13,865	*	Alleghany Corp	4,202
823,964		Allianz AG.	93,119
379,032		Allied World Assurance Holdings Ltd	21,449
2,072,275		Allstate Corp	65,380
8,852	*	Alm Brand AS	77
1,344,910	*	Ambac Financial Group, Inc	746
292,195		American Equity Investment Life Holding Co	2,992
712,227		American Financial Group, Inc	21,780
262,409	*	American International Group, Inc	10,260
19,050		American National Insurance Co	1,447
36,325		American Physicians Capital, Inc	1,506
32,569		American Physicians Service Group, Inc	1,054
83,410	*	American Safety Insurance Holdings Ltd	1,363
80,545	*	Amerisafe, Inc	1,513
12,414		Amil Participacoes S.A.	119
820,474		Amlin plc	5,172
2,523,666		AMP Ltd	12,465
110,166		Amtrust Financial Services, Inc	1,600
701,970		AON Corp	27,454
42,196		April Group	1,237
311,843	*	Arch Capital Group Ltd	26,132
174,070		Argo Group International Holdings Ltd	6,047
213,739		Arthur J. Gallagher & Co	5,636
538,200		Aspen Insurance Holdings Ltd	16,297
1,022,905		Assicurazioni Generali S.p.A.	20,596
389,553		Assurant, Inc	15,855
390,320		Assured Guaranty Ltd	6,678
3,882,058		Aviva plc	24,326
1,073,350		AXA Asia Pacific Holdings Ltd	5,332

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,029,455		AXA S.A.	$35,482
2,605,602		Axis Capital Holdings Ltd	85,829
4,146		Bajaj Finserv Ltd	49
35,293		Baldwin & Lyons, Inc (Class B)	898
38,959		Baloise Holding AG.	3,513
1,442,835		Beazley plc	2,620
5,414,997	*	Berkshire Hathaway, Inc (Class B)	447,711
144,097		Brit Insurance Holdings NV	2,320
249,574		Brown & Brown, Inc	5,039
9,680,071		Cathay Financial Holding Co Ltd	14,795
775,966		Catlin Group Ltd	4,151
739,021		Chaucer Holdings plc	563
147,946		Chesnara plc	502
1,169,308	*	China Insurance International Holdings Co Ltd	3,926
1,802,592		China Life Insurance Co Ltd	1,561
12,050,419		China Life Insurance Co Ltd - H	47,603
1,643,000		China Pacific Insurance Group Co Ltd	6,173
964,387		Chubb Corp	54,960
300,800		Cincinnati Financial Corp	8,678
173,276	*	Citizens, Inc (Class A)	1,194
26,645	*	Clal Insurance	652
57,349	*	CNA Financial Corp	1,605
104,085	*	CNA Surety Corp	1,865
457,714		CNP Assurances	8,502
1,107,198	*	Conseco, Inc	6,134
1,134,661		Corp Mapfre S.A.	3,453
152,184	*	Crawford & Co (Class B)	370
11,667		Dai-ichi Mutual Life Insurance Co	14,088
244,318		Delphi Financial Group, Inc (Class A)	6,106
58,020		Delta Lloyd NV	1,084
373,054		Discovery Holdings Ltd	2,094
53,840		Donegal Group, Inc (Class A)	704
60,707		Dongbu Insurance Co Ltd	1,877
103,629	*	eHealth, Inc	1,339
36,227		EMC Insurance Group, Inc	772
186,701		Employers Holdings, Inc	2,944
253,640		Endurance Specialty Holdings Ltd	10,095
31,632	*	Enstar Group Ltd	2,296
68,957		Erie Indemnity Co (Class A)	3,866
18,876		Euler Hermes S.A.	1,540
223,317		Everest Re Group Ltd	19,310
46,292		Fairfax Financial Holdings Ltd	18,852
29,619		FBD Holdings plc	261
72,480		FBL Financial Group, Inc (Class A)	1,883
481,414		Fidelity National Title Group, Inc (Class A)	7,563
507,833		First American Financial Corp	7,587
125,748		First Mercury Financial Corp	1,268
326,055		Flagstone Reinsurance Holdings Ltd	3,459
74,330		Fondiaria-Sai S.p.A RSP	473
98,593		Fondiaria-Sai S.p.A.	996
2,661,031		Fortis	7,618
44,544	*	Fpic Insurance Group, Inc	1,563

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

238,000	*	Fuji Fire & Marine Insurance Co Ltd	$322
1,359,805	*	Genworth Financial, Inc (Class A)	16,617
718,945		Great-West Lifeco, Inc	17,790
135,436	*	Greenlight Capital Re Ltd (Class A)	3,389
80,721		Grupo Catalana Occidente S.A.	1,535
71,906	*	Hallmark Financial Services	628
251,080		Hannover Rueckversicherung AG.	11,549
93,087		Hanover Insurance Group, Inc	4,375
11,401		Harel Insurance Investments & Finances Ltd	595
51,369		Harleysville Group, Inc	1,684
1,339,119		Hartford Financial Services Group, Inc	30,733
466,225		HCC Insurance Holdings, Inc	12,164
12,598		Helvetia Holding AG.	4,378
141,002	*	Hilltop Holdings, Inc	1,351
522,682		Hiscox Ltd	2,864
237,548		Horace Mann Educators Corp	4,224
5,640		Hyundai Marine & Fire Insurance Co Ltd	110
190,014		Industrial Alliance Insurance and Financial Services, Inc	5,836
69,102		Infinity Property & Casualty Corp	3,370
199,669		ING Canada, Inc	8,851
2,475,444		Insurance Australia Group Ltd	8,709
385,301	*	Irish Life & Permanent Group Holdings plc	730
209,880		Jardine Lloyd Thompson Group plc	1,904
18,190		Kansas City Life Insurance Co	567
256,770		Korea Life Insurance Co Ltd	1,718
227,090		Lancashire Holdings Ltd	1,980
18,258,972		Legal & General Group plc	29,687
294,698		Liberty Holdings Ltd	2,995
2,366,225		Lincoln National Corp	56,600
655,060		Loews Corp	24,827
217,158		Maiden Holdings Ltd	1,653
2,447,982		Manulife Financial Corp	30,882
20,211	*	Markel Corp	6,965
1,235,090		Marsh & McLennan Cos, Inc	29,790
1,467,662		Max Capital Group Ltd	29,236
299,562	*	MBIA, Inc	3,011
333,688		Meadowbrook Insurance Group, Inc	2,993
499,903		Mediolanum S.p.A.	2,223
31,431	*	Menorah Mivtachim Holdings Ltd	393
54,764		Mercury General Corp	2,238
6,328,271		Metlife, Inc	243,322
325,021		Milano Assicurazioni S.p.A.	608
83,529		Milano Assicurazioni S.p.A. (RSP)	180
1,816,357		Millea Holdings, Inc	48,999
675,157		Mitsui Sumitomo Insurance Group Holdings, Inc	15,504
380,630		Montpelier Re Holdings Ltd	6,593
386,988		Muenchener Rueckver AG.	53,600
224,613	*	National Financial Partners Corp	2,846
30,825		National Interstate Corp	671
10,407		National Western Life Insurance Co (Class A)	1,464
56,626	*	Navigators Group, Inc	2,527

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,916,029	*	NKSJ Holdings, Inc	$12,027
96,279		Novae Group plc	499
33,846		NYMAGIC, Inc	869
5,758,538		Old Mutual plc	12,556
501,660		Old Republic International Corp	6,948
49,508		OneBeacon Insurance Group Ltd (Class A)	707
25,000,000	*	Panin Life Tbk PT	513
808,404		PartnerRe Ltd	64,818
486,023	*	Phoenix Cos, Inc	1,021
79,180	*	Phoenix Holdings Ltd	248
6,263,000	*	PICC Property & Casualty Co Ltd	8,476
3,121,500		Ping An Insurance Group Co of China Ltd	31,863
458,051		Platinum Underwriters Holdings Ltd	19,934
147,472	*	PMA Capital Corp (Class A)	1,112
230,631		Porto Seguro S.A.	2,958
458,651		Power Corp Of Canada	11,947
668,626		Power Financial Corp	18,911
64,890		Powszechny Zaklad Ubezpieczen S.A.	9,152
269,160	*	Premafin Finanziaria S.p.A.	325
100,345		Presidential Life Corp	983
114,536		Primerica, Inc	2,330
2,080,635		Principal Financial Group	53,930
158,653	*	ProAssurance Corp	9,137
1,376,240		Progressive Corp	28,722
330,776		Protective Life Corp	7,198
4,479,541		Prudential Financial, Inc	242,702
4,549,267		Prudential plc	45,487
2,719,294		QBE Insurance Group Ltd	45,365
342,948		Reinsurance Group of America, Inc (Class A)	16,561
974,935		RenaissanceRe Holdings Ltd	58,457
4,999,997		Resolution Ltd	19,244
79,985		RLI Corp	4,529
3,544,610		Royal & Sun Alliance Insurance Group plc	7,278
53,573		Safety Insurance Group, Inc	2,251
326,984		Sampo Oyj (A Shares)	8,831
52,813		Samsung Fire & Marine Insurance Co Ltd	9,032
76,510		Samsung Life Insurance Co Ltd	6,978
3,617,002		Sanlam Ltd	13,648
22,783		Schweizerische National-Versicherungs-Gesellschaft	742
482,717		SCOR	11,536
98,719		SeaBright Insurance Holdings, Inc	796
297,663		Selective Insurance Group, Inc	4,849
7,357,270	*	Shin Kong Financial Holding Co Ltd	2,638
78,370		Societa Cattolica di Assicurazioni SCRL	2,038
2,543		Sony Financial Holdings, Inc	8,286
278,203		St. James’s Place plc	1,267
245,197		Stancorp Financial Group, Inc	9,317
1,897,994		Standard Life plc	6,893
82,883		State Auto Financial Corp	1,261
73,694		Stewart Information Services Corp	834
565,864	*	Storebrand ASA	3,463
212,400		Sul America SA	2,385

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

770,863		Sun Life Financial, Inc	$20,169
2,133,149		Suncorp-Metway Ltd	18,556
23,676		Swiss Life Holding	2,696
448,818		Swiss Reinsurance Co	19,681
72,603		Symetra Financial Corp	759
455,489		T&D Holdings, Inc	9,494
20,238	*	Topdanmark AS	2,551
330,170		Torchmark Corp	17,545
2,230,727		Tower Australia Group Ltd	5,045
230,786		Tower Group, Inc	5,389
247,737		Tower Ltd	333
288,641		Transatlantic Holdings, Inc	14,669
1,986,771		Travelers Cos, Inc	103,511
19,882		TrygVesta A.S.	1,195
1,349,909		Unipol Gruppo Finanziario S.p.A.	982
4,281,035		Unipol S.p.A.	2,101
60,661	*	United America Indemnity Ltd	974
114,753		United Fire & Casualty Co	2,434
106,131		Unitrin, Inc	2,589
121,897		Universal Insurance Holdings, Inc	547
1,291,772		UnumProvident Corp	28,613
516,183		Validus Holdings Ltd	13,607
52,111		Vittoria Assicurazioni S.p.A.	256
268,550		W.R. Berkley Corp	7,270
3,437		Wesco Financial Corp	1,231
15,659		White Mountains Insurance Group Ltd	4,830
41,356		Wiener Staedtische Allgemeine Versicherung AG.	2,223
3,560,730		XL Capital Ltd	77,125
262,869		Zurich Financial Services AG.	61,608

		TOTAL INSURANCE	3,802,396

MATERIALS - 6.6%
159,579		A. Schulman, Inc	3,216
540,411		Acerinox S.A.	9,618
270,000		Achilles Corp	375
161,800		ADEKA Corp	1,642
971,153		Adelaide Brighton Ltd	3,229
917,833	*	Aditya Birla Minerals Ltd	1,034
25,629	*	Advanced Metallurgical Group NV	221
26,425	*	AEP Industries, Inc	624
141,140		African Rainbow Minerals Ltd	3,402
191,348		Agnico-Eagle Mines Ltd	13,604
380,392		Agrium, Inc (Toronto)	28,541
284,000	*	Aichi Steel Corp	1,453
185,639		Air Liquide	22,647
845,791		Air Products & Chemicals, Inc	70,048
120,000		Air Water, Inc	1,426
324,570		Airgas, Inc	22,055
224,783		AK Steel Holding Corp	3,104
1,656,674		Akzo Nobel NV	102,207
257,270		Alamos Gold, Inc	4,386
898,499		Albemarle Corp	42,059

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,102,786		Alcoa, Inc	$25,465
325,654		Allegheny Technologies, Inc	15,127
321,855	*	Allied Nevada Gold Corp	8,529
87,345	*	Altri SGPS S.A.	426
2,953,685		Alumina Ltd	5,167
5,856,000	*	Aluminum Corp of China Ltd	5,525
1,108,620		Ambuja Cements Ltd	3,469
104,085		AMCOL International Corp	2,726
1,170,761		Amcor Ltd	7,367
103,132		American Vanguard Corp	637
216,000		AMVIG Holdings Ltd	173
156,800	*	Anatolia Minerals Development Ltd	1,018
572,080	*	Andean Resources Ltd	3,506
1,710,720		Angang New Steel Co Ltd	2,747
2,310		Anglo American plc	94
4,236,506		Anglo American plc (London)	168,075
173,646	*	Anglo Platinum Ltd	16,467
479,139		AngloGold Ashanti Ltd	22,227
1,322,870		Anhui Conch Cement Co Ltd	6,010
1,077,025		Antofagasta plc	20,912
210,730	*	Anvil Mining Ltd	703
215,373		Aptargroup, Inc	9,836
737,572		Aquarius Platinum Ltd	4,014
126,964	*	ArcelorMittal	4,182
124,741		Arch Chemicals, Inc	4,377
98,770		Arkema	5,053
3,114,113		Asahi Kasei Corp	17,160
94,000		Asahi Organic Chemicals Industry Co Ltd	218
1,400,825		Ashland, Inc	68,318
2,671,070		Asia Cement Corp	2,723
124,774		Associated Cement Co Ltd	2,749
608,553	*	Atlas Iron Ltd	1,365
195,294	*	Aura Minerals, Inc	757
19,679		Auriga Industries (Class B)	364
302,497	*	Aurizon Mines Ltd	2,087
321,036		Ausdrill Ltd	667
540,303	*	Avoca Resources Ltd	1,567
240,637	*	Avocet Mining plc	636
405,135	*	B2Gold Corp	756
144,501		Balchem Corp	4,459
415,160		Ball Corp	24,433
1,636,250		Barrick Gold Corp	75,742
1,748,934		Barrick Gold Corp (Canada)	80,826
1,766,963		BASF AG.	111,420
1,594,000		BBMG Corp	2,239
641,399		Bemis Co	20,365
4,646,122		BHP Billiton Ltd	174,733
2,644,434		BHP Billiton plc	84,121
151,287		Billerud AB	1,145
1,185,963		BlueScope Steel Ltd	2,522
341,213	*	Boise, Inc	2,214
1,361,288		Boliden AB	20,620

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

568,156		Boral Ltd	$2,532
330,993		Bradespar S.A.	7,923
211,328	*	Braskem S.A.	2,146
118,620	*	Brockman Resources Ltd	427
94,092	*	Brush Engineered Materials, Inc	2,676
209,462		Buckeye Technologies, Inc	3,081
108,462		Buzzi Unicem S.p.A.	1,146
118,591		Buzzi Unicem S.p.A. RSP	712
9,900		C Uyemura & Co Ltd	364
351,270		Cabot Corp	11,441
245,482	*	Calgon Carbon Corp	3,559
219,668	*	Canfor Corp	1,789
97,663		CAP S.A.	4,842
274,119	*	Capital Gold Corp	1,324
286,400	*	Capstone Mining Corp	941
127,645		Carpenter Technology Corp	4,303
136,572		Cascades, Inc	844
71,010	*	Castle (A.M.) & Co	941
49,381		CCL Industries	1,390
318,932		Celanese Corp (Series A)	10,238
81,180		Cementir S.p.A.	268
338,630		Cementos Argos S.A.	2,368
24,049		Cementos Portland Valderrivas S.A.	475
16,139,473	*	Cemex S.A. de C.V.	13,806
1,495,994	*	Centamin Egypt Ltd	4,160
422,302		Centerra Gold, Inc	6,813
307,916	*	Century Aluminum Co	4,055
646,405		CF Industries Holdings, Inc	61,732
66,644		Cheil Industries, Inc	5,833
3,348,000		China BlueChemical Ltd	2,434
1,801,861		China National Building Material Co Ltd	4,222
15,267,113		China Steel Corp	15,784
568,000		China XLX Fertiliser Ltd	242
4,686,400		China Zhongwang Holdings Ltd	2,905
111,000		Chuetsu Pulp & Paper Co Ltd	198
124,000		Chugoku Marine Paints Ltd	887
122,873		Cimpor Cimentos de Portugal S.A.	791
2,179,679	*	Citadel Resource Group Ltd	832
355,689	*	Clariant AG.	5,201
77,760	*	Clearwater Paper Corp	5,916
484,088		Cleveland-Cliffs, Inc	30,943
602,213	*	Coal of Africa Ltd	806
492,549	*	Coeur d’Alene Mines Corp	9,812
113,100	*	Colossus Minerals, Inc	882
618,990		Commercial Metals Co	8,969
997,636		Companhia Siderurgica Nacional S.A.	17,294
2,571,594		Companhia Vale do Rio Doce	79,488
811,009		Companhia Vale do Rio Doce (ADR)	25,360
3,094,076		Companhia Vale do Rio Doce (Preference)	84,667
49,602		Compania de Minas Buenaventura S.A.	2,253
274,555		Compania de Minas Buenaventura S.A. (ADR) (Series B)	12,404

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,132	*	Compania Vale Do Ro Doce	$0	^
102,230		Compass Minerals International, Inc	7,833
261,407	*	Consolidated Thompson Iron Mines Ltd	2,241
450	*	Corinth Pipeworks S.A.	0	^
37,202	*	Corvus Gold, Inc	31
180,553		CRH plc	2,964
294,964		Croda International	6,867
1,339,526	*	Crown Holdings, Inc	38,392
140,972	*	Cudeco Ltd	275
1,148,902		Cytec Industries, Inc	64,775
144,000	*	Dai Nippon Toryo Co Ltd	147
988,550		Daicel Chemical Industries Ltd	6,655
93,531	*	Daido Steel Co Ltd	455
105,000		Daiken Corp	278
85,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	388
1,167,675		Dainippon Ink and Chemicals, Inc	2,056
107,872		Daio Paper Corp	756
90,000		Daiso Co Ltd	253
21,563		DC Chemical Co Ltd	6,685
47,490		Deltic Timber Corp	2,128
477,454		Denki Kagaku Kogyo KK	2,053
108,332	*	Detour Gold Corp	3,129
91,685		Dominion Mining Ltd	212
359,010		Domtar Corporation	23,185
45,710		Dongkuk Steel Mill Co Ltd	1,094
5,211,157		Dow Chemical Co	143,098
541,413		Dowa Holdings Co Ltd	3,223
753,004		DS Smith plc	1,767
529,873		DSM NV	27,146
4,117,316		Du Pont (E.I.) de Nemours & Co	183,716
719,856	*	DuluxGroup Ltd	1,899
142,793		Eagle Materials, Inc	3,384
27,000		Earth Chemical Co Ltd	889
1,451,385	*	Eastern Platinum Ltd	2,003
173,801		Eastman Chemical Co	12,861
1,301,680		Ecolab, Inc	66,047
423,015	*	ECU Silver Mining, Inc	308
262,133		El Ezz Steel Co	886
1,732,489		Eldorado Gold Corp	32,026
653,216		Elementis plc	1,032
51,490	*	Elval Aluminium Process Co	81
221,816		Empresas CMPC S.A.	12,016
11,432		EMS-Chemie Holding AG.	1,827
924,253	*	Equinox Minerals Limited	5,192
20,521		Eramet	6,064
146,673	*	Ercros S.A.	163
489,071	*	Eregli Demir ve Celik Fabrikalari TAS	1,741
1,010,045		Eternal Chemical Co Ltd	1,057
524,114		Eurasian Natural Resources Corp	7,562
167,698	*	European Goldfields Ltd	1,777
100,400	*	Exeter Resource Corp	655

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

578,050		Feng Hsin Iron & Steel Co	$953
250,635		Ferrexpo plc	1,214
4,533,618	*,a	Ferro Corp	58,438
131,172	*	Fertilizantes Fosfatados S.A.	1,380
235,159	*	Fibria Celulose S.A.	4,067
435,234		Filtrona plc	1,653
94,330		First Quantum Minerals Ltd	7,174
856,323		Fletcher Building Ltd	5,064
235,551		FMC Corp	16,114
5,233,733		Formosa Chemicals & Fibre Corp	12,648
7,300,091		Formosa Plastics Corp	17,922
3,692,777	*	Fortescue Metals Group Ltd	18,596
4,349,300		Fosun International	3,459
25,000		FP Corp	1,354
250,085		Franco-Nevada Corp	7,868
2,793,930		Freeport-McMoRan Copper & Gold, Inc (Class B)	238,574
663,789		Fresnillo plc	12,951
256,617	*	Fronteer Development Group, Inc	1,838
61,952		Frutarom Industries Ltd	612
8,861		Fuchs Petrolub AG.	939
21,653		Fuchs Petrolub AG. (Preference)	2,510
46,552		Fuji Seal International, Inc	968
31,500		Fujimi, Inc	486
580,000		Furukawa-Sky Aluminum Corp	1,619
4,768,200		Fushan International Energy Group Ltd	3,233
312,288	*	Gabriel Resources Ltd	1,809
199,872	*	Gammon Gold, Inc	1,393
171,319	*	Gem Diamonds Ltd	535
224,949	*	General Moly, Inc	823
584,733	*	Georgia Gulf Corp	9,555
1,071,702		Gerdau S.A. Preference	14,378
717,281	*	Gindalbie Metals Ltd	634
177,109	*	Giralia Resources NL	462
48,813		Givaudan S.A.	49,874
252,163		Glatfelter	3,066
313,214	*	Globe Specialty Metals, Inc	4,398
175,000		Godo Steel Ltd	373
1,254,534		Gold Fields Ltd	19,006
40,000		Gold Fields Ltd (ADR)	611
1,227,038		Goldcorp, Inc	53,308
1,310,316	*	Golden Star Resources Ltd	6,473
562,238	*	Golden Star Resources Ltd (Toronto)	2,770
3,010,800		Goldsun Development & Construction Co Ltd	1,417
71,726	*	Graham Packaging Co, Inc	848
179,200	*	Grande Cache Coal Corp	1,102
555,974	*	Grange Resources Ltd	330
581,531	*	Graphic Packaging Holding Co	1,942
2,055		Grasim Industries Ltd	102
486,455	*	Great Basin Gold Ltd	1,182
197,748	*,b	Great Southern Ltd	23
110,593		Greif, Inc (Class A)	6,507
125,321	*	Greystar Resources Ltd	505

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

164,905	*	Grupo Empresarial Ence S.A.	$547
5,651,282		Grupo Mexico S.A. de C.V. (Series B)	16,270
72,000		Gun-Ei Chemical Industry Co Ltd	191
1,396,077		Gunns Ltd	789
1,584	*	Gunns Ltd (Forest)	118
709		Gurit Holding AG.	404
104,942	*	Guyana Goldfields, Inc	1,065
19,660		H&R WASAG AG.	462
247,951		H.B. Fuller Co	4,927
2,873	*	Hadera Paper Ltd	226
118,038	*	Hanfeng Evergreen, Inc	723
226,465		Hanwha Chemical Corp	5,432
63,200		Hanwha Corp	2,439
510,829		Harmony Gold Mining Co Ltd	5,716
116,872	*	Harry Winston Diamond Corp	1,360
45,375		Hawkins, Inc	1,607
91,126		Haynes International, Inc	3,182
278,871	*	Headwaters, Inc	1,004
1,296,833	*	Hecla Mining Co	8,196
6,285		HeidelbergCement AG.	303
1,731,000		Hidili Industry International Development Ltd	1,700
346,952	*	Highland Gold Mining Ltd	867
2,289,246		Hindalco Industries Ltd	10,039
253,838		Hitachi Chemical Co Ltd	4,737
103,683		Hitachi Metals Ltd	1,221
238,170		Hochschild Mining plc	1,665
62,420		Hoganas AB (Class B)	2,023
173,500		Hokuetsu Paper Mills Ltd	833
17,438		Holcim Ltd	1,120
39,813		Holmen AB (B Shares)	1,228
39,162		Honam Petrochemical Corp	7,298
186,220	*	Horsehead Holding Corp	1,838
2,420,000		Huabao International Holdings Ltd	3,774
331,692		HudBay Minerals, Inc	4,723
163,847		Huhtamaki Oyj	2,104
2,069,761		Huntsman Corp	23,926
32,826		Hyosung Corp	3,541
140,310		Hyundai Steel Co	14,397
408,509		IAMGOLD Corp	7,234
613,442	*	Iluka Resources Ltd	3,558
1,659		Imerys S.A.	99
765,569		Impala Platinum Holdings Ltd	19,770
37,900	*	Imperial Metals Corp	842
1,926,073		Incitec Pivot Ltd	6,683
469,500	*	Indah Kiat Pulp and Paper Corp Tbk PT	122
256,389		Independence Group NL	1,474
353,408	*	Indophil Resources NL	318
135,025		Industrias Penoles S.A. de C.V.	3,298
65,285		Inmet Mining Corp	3,637
101,290		Innophos Holdings, Inc	3,353
294,049		International Flavors & Fragrances, Inc	14,267
2,730,965		International Paper Co	59,399

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,405	*	International Tower Hill Mines Ltd	$466
89,087	*	Intrepid Potash, Inc	2,322
513,354		Inversiones Argos S.A.	6,497
441,000	*	Ishihara Sangyo Kaisha Ltd	306
686,656		Israel Chemicals Ltd	9,686
2,738	*	Israel Corp Ltd	2,616
100,557		Italcementi S.p.A.	889
188,269		Italcementi S.p.A. RNC	928
9,144		Italmobiliare S.p.A.	306
59,723		Italmobiliare S.p.A. RSP	1,420
114,249	*	Ivanhoe Australia Ltd	315
308,939	*	Ivanhoe Mines Ltd	7,248
369,987	*	Jaguar Mining, Inc	2,405
115,800	*	Jaguar Mining, Inc (Toronto)	748
396,249	*	James Hardie Industries NV	2,145
218,740		JFE Holdings, Inc	6,690
2,198,000		Jiangxi Copper Co Ltd	5,569
492,361		Jindal Steel & Power Ltd	7,749
143,700	*	Jinshan Gold Mines, Inc	661
374,950		Johnson Matthey plc	10,378
28,000	*	JSP Corp	318
302,139		JSR Corp	5,143
125,528		JSW Steel Ltd	3,725
46,060		K+S AG.	2,757
587,955	*	Kagara Zinc Ltd	369
77,713		Kaiser Aluminum Corp	3,325
176,513	*	Kalahari Minerals plc	412
786,268		Kaneka Corp	4,719
327,411		Kansai Paint Co Ltd	2,789
56,000		Kanto Denka Kogyo Co Ltd	382
193,107	*	Kapstone Paper and Packaging Corp	2,344
115,253		Kazakhmys plc	2,629
151,226		Kemira Oyj	2,080
387,096		KGHM Polska Miedz S.A.	15,620
192,248		Kingsgate Consolidated Ltd	2,155
1,630,020		Kinross Gold Corp	30,576
77,338	*	Kirkland Lake Gold, Inc	652
537,865		Klabin S.A.	1,494
815,013		KME Group S.p.A.	333
29,166		KMG Chemicals, Inc	411
35,000		Koatsu Gas Kogyo Co Ltd	207
3,613,597		Kobe Steel Ltd	8,484
130,058		Koppers Holdings, Inc	3,495
11,431		Korea Zinc Co Ltd	3,138
46,169	*	KRATON Polymers LLC	1,253
118,000		Krosaki Harima Corp	449
303,943		Kumba Iron Ore Ltd	15,826
171,857		Kumba Resources Ltd	2,969
63,000		Kumiai Chemical Industry Co Ltd	203
253,265		Kuraray Co Ltd	3,198
172,000		KUREHA CORP	905
22,900		Kyoei Steel Ltd	304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

387,725	*	La Seda de Barcelona S.A. (Class B)	$36
8,100		Labrador Iron Ore Royalty Income Fund	426
556,020		Lafarge Malayan Cement BHD	1,421
96,442		Lafarge S.A.	5,522
368,800	*	Lake Shore Gold Corp	1,290
116,857	*	Landec Corp	726
2,397,452		Lanxess AG.	131,354
2,661,000		Lee & Man Paper Manufacturing Ltd	2,349
79,138		LG Chem Ltd	23,146
180,052		Linde AG.	23,436
75,600		Lintec Corp	1,665
10,853	*	Lonmin plc	285
533,759	*	Louisiana-Pacific Corp	4,041
74,655	*	LSB Industries, Inc	1,386
543,365		Lubrizol Corp	57,580
240,000		Luks Group Vietnam Holdings Ltd	89
747,470	*	Lundin Mining Corp	3,734
2,292,159	*	Lynas Corp Ltd	3,024
2,660,000		Maanshan Iron & Steel	1,663
5,713,530		MacArthur Coal Ltd	64,778
61,469	*	MAG. Silver Corp	468
32,980		Major Drilling Group International	949
279,567		Makhteshim-Agan Industries Ltd	1,036
279,237		Marshalls plc	476
143,953		Martin Marietta Materials, Inc	11,080
51,900		Maruichi Steel Tube Ltd	995
20,086		Mayr-Melnhof Karton AG.	2,037
674,147		MeadWestvaco Corp	16,436
249,747		Mechel (ADR)	2,055
631,856		Mechel Steel Group OAO (ADR)	15,733
287,027	*	Medusa Mining Ltd	1,357
260,200	*	Mercator Minerals Ltd	652
11,617	*	METabolic EXplorer S.A.	101
95,936	*	Metals USA Holdings Corp	1,245
518,900		Metalurgica Gerdau S.A.	8,378
137,200		Methanex Corp	3,363
1,194,432		Mexichem SAB de C.V.	3,342
959,000		Midas Holdings Ltd	726
60,700	*	Migao Corp	389
1,461,509		Minara Resources Ltd	1,144
956,324		Mincor Resources NL	1,765
95,897	*	Minefinders Corp	937
776,818	*	Mineral Deposits Ltd	785
113,974		Minerals Technologies, Inc	6,715
17,784		Miquel y Costas & Miquel S.A.	454
443,807	*	Mirabela Nickel Ltd	734
1,323,643		Mitsubishi Chemical Holdings Corp	6,723
329,337		Mitsubishi Gas Chemical Co, Inc	1,913
876,625	*	Mitsubishi Materials Corp	2,520
400,000		Mitsubishi Paper Mills Ltd	422
194,000	*	Mitsubishi Steel Manufacturing Co Ltd	400
842,017		Mitsui Chemicals, Inc	2,269

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,470,299		Mitsui Mining & Smelting Co Ltd	$7,072
286,500		Mitsui Mining Co Ltd	422
223,240		Mittal Steel South Africa Ltd	2,637
999,212		MMC Norilsk Nickel (ADR)	17,037
202,452		MMC Norilsk Nickel (ADR) (London)	3,432
213,118	*	MMX Mineracao e Metalicos S.A.	1,616
289,038	*	Molycorp, Inc	8,177
794,681		Mondi plc	6,423
3,136,883		Monsanto Co	150,352
945,159		Mosaic Co	55,538
1,234,478	*	Mount Gibson Iron Ltd	2,088
276,506	*	M-real Oyj (B Shares)	1,104
432,570	*	Murchison Metals Ltd	694
190,773		Myers Industries, Inc	1,639
105,633		Mytilineos Holdings S.A.	616
124,000	*	Nakayama Steel Works Ltd	175
526,536		Nalco Holding Co	13,274
8,304,057		Nan Ya Plastics Corp	18,181
70,620		Neenah Paper, Inc	1,073
407,600	*	Neo Material Technologies Inc	1,949
42,400		Neturen Co Ltd	326
271,400	*	Nevsun Resources Ltd	1,322
607,502	*	New Gold, Inc	4,074
1,676,231		New World Resources NV	19,275
1,060,842		Newcrest Mining Ltd	40,676
45,352		NewMarket Corp	5,156
1,728,150		Newmont Mining Corp	108,545
61,000		Nihon Nohyaku Co Ltd	351
64,874		Nihon Parkerizing Co Ltd	846
306,000		Nihon Yamamura Glass Co Ltd	792
2,550,000		Nine Dragons Paper Holdings Ltd	4,417
121,000		Nippon Denko Co Ltd	955
304,000		Nippon Kayaku Co Ltd	2,964
102,000	*	Nippon Koshuha Steel Co Ltd	111
701,000	*	Nippon Light Metal Co Ltd	1,310
181,000		Nippon Metal Industry Co Ltd	239
416,523		Nippon Paint Co Ltd	2,809
202,990		Nippon Paper Group, Inc	5,080
185,000		Nippon Shokubai Co Ltd	1,609
279,000		Nippon Soda Co Ltd	1,143
2,267,828		Nippon Steel Corp	7,715
101,810		Nippon Synthetic Chemical Industry Co Ltd	607
194,000		Nippon Valqua Industries Ltd	560
149,500		Nippon Yakin Kogyo Co Ltd	458
128,322		Nissan Chemical Industries Ltd	1,446
234,425		Nisshin Steel Co Ltd	418
129,000	*	Nittetsu Mining Co Ltd	460
315,654		Nitto Denko Corp	12,346
296,876	*	Nkwe Platinum Ltd	159
45,222		NL Industries, Inc	411
229,000		NOF Corp	1,007
67,763	*	Noranda Aluminium Holding Corp	557

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,985	*	Norbord, Inc	$332
53,772		Norddeutsche Affinerie AG.	2,562
39,504		Norsk Hydro ASA	238
221,100	*	Norske Skogindustrier ASA	442
155,822	*	North American Palladium Ltd	644
147,385		Northam Platinum Ltd	972
81,363	*	Northern Dynasty Minerals	690
205,853	*	Northern Iron Ltd	358
521,658	*	Northgate Minerals Corp	1,577
202,049	*	Novagold Resources, Inc	1,754
131,971	f	Novolipetsk Steel (GDR)	4,751
9,166		Novozymes AS (B Shares)	1,166
640,142		Nucor Corp	24,453
236,670		Nufarm Ltd	826
552,491		Nuplex Industries Ltd	1,301
125,611		Nyrstar	1,676
393,500	*	OceanaGold Corp	1,449
10,300		Ohara, Inc	144
1,399,893		OJI Paper Co Ltd	6,188
104,000		Okamoto Industries, Inc	441
357,185		Olin Corp	7,201
46,571		Olympic Steel, Inc	1,071
156,102	*	OM Group, Inc	4,702
350,588		OM Holdings Ltd	549
371,317	*	Omnova Solutions, Inc	2,670
1,615,257		OneSteel Ltd	4,574
1,023,224		Orica Ltd	25,427
21,600		Osaka Steel Co Ltd	330
504,474	*	Osisko Mining Corp	7,183
5,676		Outokumpu Oyj	113
526,137	*	Owens-Illinois, Inc	14,763
2,637,071		Oxiana Ltd	3,709
251,507		Pacific Metals Co Ltd	2,052
16,900		Pack Corp	319
583,178		Packaging Corp of America	13,512
421,042	*	Pactiv Corp	13,886
116,796		Pan American Silver Corp	3,443
3,555,524	*	Pan Australian Resources Ltd	2,234
39,692		Papeles y Cartones de Europa S.A.	200
1,435,366	*	PaperlinX Ltd	610
1,030	*	Penford Corp	5
373,349	*	Perilya Ltd	162
560,970	*	Perseus Mining Ltd	1,572
279,486		Peter Hambro Mining plc	4,873
274,367	*	Petra Diamonds Ltd	357
264,041	*	Pike River Coal Ltd	219
412,977	*	Platinum Australia Ltd	265
144,480	*,f	Polymetal (ADR)	2,225
624,307	*	PolyOne Corp	7,548
34,839		Polyus Gold Co (ADR)	895
84,102		Polyus Gold Co (ADR) (London)	2,182
190,633		Portucel Empresa Produtora de Pasta e Papel S.A.	563

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,571		POSCO	$45,964
55,000	*	Potash Corp of Saskatchewan	7,922
526,782		Potash Corp of Saskatchewan Toronto	75,513
699,665		PPG Industries, Inc	50,936
822,626		Praxair, Inc	74,250
1,064,454		Pretoria Portland Cement Co Ltd	4,881
3,985,500		PT Aneka Tambang Tbk	1,061
2,143,800		PT Indocement Tunggal Prakarsa Tbk	4,420
17,795,000		PT International Nickel Indonesia Tbk	9,720
4,327,500		PT Semen Gresik Persero Tbk	4,800
454,500		PTT Chemical PCL	2,022
332,003	*	Quadra Mining Ltd	4,872
49,483		Quaker Chemical Corp	1,611
78,900	*	Queenston Mining, Inc	362
92,965		Randgold Resources Ltd	9,303
3,762		Rautaruukki Oyj	78
102,294		Recticel S.A.	958
22,700	*	Recylex S.A.	206
6,518,000		Regent Pacific Group Ltd	202
431,917	*	Regis Resources Ltd	614
478,538		Reliance Steel & Aluminum Co	19,874
420,000		Rengo Co Ltd	2,712
685,290	*	Resolute Mining Ltd	901
1,427,495		Rexam plc	6,884
41,472	*	RHI AG.	1,212
246,250		Rhodia S.A.	5,900
1,215,983		Rio Tinto Ltd	90,228
4,001,633		Rio Tinto plc	233,908
73,200		Rio Tinto plc (ADR)	4,299
216,298		Rock-Tenn Co (Class A)	10,774
306,349	*	Rockwood Holdings, Inc	9,641
164,185		Royal Gold, Inc	8,183
265,738		RPM International, Inc	5,294
134,664	*	RTI International Metals, Inc	4,123
231,900	*	Rubicon Minerals Corp	953
22,305		Sa des Ciments Vicat	1,577
163,000		Sakai Chemical Industry Co Ltd	683
842,604		Sally Malay Mining Ltd	2,207
1,697		Salzgitter AG.	110
114,801	*	Sandfire Resources NL	769
131,000		Sanyo Chemical Industries Ltd	1,022
146,000	*	Sanyo Special Steel Co Ltd	717
751,964		Sappi Ltd	3,871
477,184		Satipel Industrial S.A.	5,175
18,851		Schmolz + Bickenbach AG.	552
605,955		Schnitzer Steel Industries, Inc (Class A)	29,256
82,113		Schweitzer-Mauduit International, Inc	4,788
305,101		Scotts Miracle-Gro Co (Class A)	15,783
765,231		Sealed Air Corp	17,202
774,000		Sekisui Plastics Co Ltd	3,421
561,400	*	SEMAFO, Inc	5,304
142,364		Semapa-Sociedade de Investimento e Gestao	1,510

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

191,877	*	Senomyx, Inc	$764
225,720		Sensient Technologies Corp	6,882
27,948		Sequana	379
509,553		Sesa Goa Ltd	3,722
255,898	*,f	Severstal (GDR)	3,787
562,318		Sherritt International Corp	4,378
470,482		Sherwin-Williams Co	35,352
47,000		Shikoku Chemicals Corp	276
604,693		Shin-Etsu Chemical Co Ltd	29,445
92,900		Shin-Etsu Polymer Co Ltd	524
1,274,821		Showa Denko KK	2,443
1,443		Shree Cement Ltd	68
486,100		Siam Cement PCL reg	5,894
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	157
387,247		Sigma-Aldrich Corp	23,382
3,629		Sika AG.	6,696
290,915		Silgan Holdings, Inc	9,222
111,742	*	Silver Standard Resources, Inc	2,226
524,438	*	Silver Wheaton Corp	13,966
382,419		Silvercorp Metals, Inc	3,144
229,948		Sims Group Ltd	3,921
3,754,000		Sinochem Hong Kong Holding Ltd	2,163
298,114	*	Sino-Forest Corp	4,966
5,860,600		Sinopec Shanghai Petrochemical Co Ltd	2,417
246,083	*	Smurfit Kappa Group plc	2,472
435,963	*	Smurfit-Stone Container Enterprises, Inc	8,009
79,584	*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	114
130,641		Sociedad Quimica y Minera de Chile S.A. (Class B)	6,321
4,088		Societe Internationale de Plantations d’Heveas S.A.	363
548,491	*	Solutia, Inc	8,787
9,633		Solvay S.A.	1,028
71,427	*	Sonae Industria SGPS S.A.	204
1,221,154		Sonoco Products Co	40,836
700,305		Southern Copper Corp (NY)	24,595
209,378	*	Spartech Corp	1,719
109,222	*	Sprott Resource Corp	456
8,061		Ssab Svenskt Stal AB (Series A)	129
11,484		Ssab Svenskt Stal AB (Series B)	161
3,591,574	*	St Barbara Ltd	1,354
17,200		ST Corp	205
874,118		Steel Authority Of India	3,990
500,827		Steel Dynamics, Inc	7,067
11,900		Stella Chemifa Corp	414
17,500		Stella-Jones, Inc	470
33,943		Stepan Co	2,006
1,855,875		Sterlite Industries India Ltd	6,893
222,466	*	Stillwater Mining Co	3,746
8,987		STO AG.	931
530,342		Stora Enso Oyj (R Shares)	5,242
122,412	*	STR Holdings, Inc	2,637
583,390		Straits Resources Ltd	1,043

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

882,221		Sumitomo Bakelite Co Ltd	$4,449
4,503,232		Sumitomo Chemical Co Ltd	19,743
418,000	*	Sumitomo Light Metal Industries Ltd	466
8,601,836		Sumitomo Metal Industries Ltd	21,742
913,305		Sumitomo Metal Mining Co Ltd	13,949
1,234,193		Sumitomo Osaka Cement Co Ltd	2,114
61,000		Sumitomo Seika Chemicals Co Ltd	248
25,612		Sumitomo Titanium Corp	1,200
3,011,979	*	Sundance Resources Ltd	728
263,038		Suzano Papel e Celulose S.A.	2,495
951,690		Svenska Cellulosa AB (B Shares)	14,472
192,072		Symrise AG.	5,338
76,028		Syngenta AG.	18,894
29,500		T Hasegawa Co Ltd	522
1,028,090	*	Taiheiyo Cement Corp	1,207
5,644,065		Taiwan Cement Corp	6,034
1,100,500		Taiwan Fertilizer Co Ltd	3,438
22,900		Taiyo Ink Manufacturing Co Ltd	641
251,050		Taiyo Nippon Sanso Corp	2,135
103,000		Takasago International Corp	495
90,000		Takiron Co Ltd	299
222,395	*	Talvivaara Mining Co Plc	1,718
12,000		Tanaka Chemical Corp	145
124,754	*	Tanzanian Royalty Exploration Corp	897
426,259	*	Taseko Mines Ltd	2,200
452,234		Tata Steel Ltd	6,560
1,000,000		TCC International Holdings Ltd	353
1,222,612		Teck Cominco Ltd	50,288
6,727,678		Teijin Ltd	22,243
346,771		Temple-Inland, Inc	6,471
22,400		Tenma Corp	230
30,390		Tessenderlo Chemie NV	947
93,099		Texas Industries, Inc	2,934
40,380	*	Texas Petrochemicals, Inc	962
643,617	*	Thompson Creek Metals Co, Inc	6,938
194,881	*	Thompson Creek Metals Co, Inc (Toronto)	2,101
15,011		ThyssenKrupp AG.	489
36,799	*	Tikkurila Oy	797
75,265		Titan Cement Co S.A.	1,530
1,041,966	*	Titanium Metals Corp	20,798
331,000		Toagosei Co Ltd	1,400
40,000		Toda Kogyo Corp	378
42,400		Toho Titanium Co Ltd	1,171
316,000		Toho Zinc Co Ltd	1,272
491,000		Tokai Carbon Co Ltd	3,070
293,651		Tokushu Tokai Holdings Co Ltd	721
918,929		Tokuyama Corp	4,667
55,100		Tokyo Ohka Kogyo Co Ltd	981
178,000		Tokyo Rope Manufacturing Co Ltd	422
34,810		Tokyo Steel Manufacturing Co Ltd	411
246,000		Topy Industries Ltd	542
846,758		Toray Industries, Inc	4,717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,557,300		Tosoh Corp	$6,893
354,000		Toyo Ink Manufacturing Co Ltd	1,391
131,000		Toyo Kohan Co Ltd	665
508,676		Toyo Seikan Kaisha Ltd	9,164
5,142	*	Trans Hex Group Ltd	3
714,500		TSRC Corp	1,102
122,685		Tubacex S.A.	430
127,313	*	Tubos Reunidos S.A.	347
856,676		Tung Ho Steel Enterprise Corp	801
2,166,388		UBE Industries Ltd	4,801
673		Ultra Tech Cement Ltd	16
332,459		Umicore	14,372
316,123		United Phosphorus Ltd	1,262
10,223	*	United States Lime & Minerals, Inc	395
506,541		United States Steel Corp	22,207
35,909	*	Universal Stainless & Alloy	882
1,964,721		UPM-Kymmene Oyj	33,668
363,744	f	Uralkali (GDR)	7,984
116,440	*	US Energy Corp Wyoming	529
448,807	*	US Gold Corp	2,231
220,100		Usinas Siderurgicas de Minas Gerais S.A.	3,352
613,462		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	8,230
451,717		Valspar Corp	14,387
32,104		Vedanta Resources plc	1,092
101,100	*	Ventana Gold Corp	1,027
26,628	*	Verbio AG	128
43,562	*	Verso Paper Corp	125
535		Vetropack Holding AG.	871
110,582		Victrex plc	2,217
124,807		Viohalco S.A.	628
200,691		Voestalpine AG.	7,392
406,051		Vulcan Materials Co	14,992
64,524		Wacker Chemie AG.	11,906
1,695,544		Walter Energy, Inc	137,831
234,752	*	Wausau Paper Corp	1,946
52,962		West Fraser Timber Co Ltd	1,946
174,965		Western Areas NL	1,050
361,600	*	Western Canadian Coal Corp	2,063
93,524		Westlake Chemical Corp	2,799
226,555	*	White Energy Co Ltd	854
441,649		Worthington Industries, Inc	6,638
892,929	*	WR Grace & Co	24,948
1,442,816		Xstrata plc	27,606
1,470,297		Yamana Gold, Inc	16,762
21,600		Yamato Kogyo Co Ltd	523
787,946		Yara International ASA	35,638
175,000		Yodogawa Steel Works Ltd	721
1,326,000		Yuen Foong Yu Paper Manufacturing Co Ltd	609
155,058	*	Yule Catto & Co plc	591
606,512		Zeon Corp	5,028
97,104		Zep, Inc	1,693
40,813		Zignago Vetro S.p.A.	264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,670,000		Zijin Mining Group Co Ltd	$4,823
125,212	*	Zoltek Cos, Inc	1,217
		TOTAL MATERIALS	6,556,204
MEDIA - 2.8%
1,236,251		Aegis Group plc	2,398
85,900	*	AH Belo Corp (Class A)	607
88,610		Alma Media	831
103,936		Antena 3 de Television S.A.	857
740,041		APN News & Media Ltd	1,431
119,391		Arbitron, Inc	3,339
170,172	*	Arnoldo Mondadori Editore S.p.A.	535
67,605	*	AS. Roma S.p.A	106
40,900		Asatsu-DK, Inc	883
63,457	*	Ascent Media Corp (Series A)	1,695
76,265		Astral Media, Inc	2,865
4,303,442	*	Austar United Communications Ltd	3,931
342,089		Austereo Group Ltd	534
44,759		Avex Group Holdings, Inc	600
73,603	*	Ballantyne Strong, Inc	637
9,671	*	Beasley Broadcasting Group, Inc	51
1,399,700		BEC World PCL (Foreign)	1,787
379,906	*	Belo (A.H.) Corp (Class A)	2,355
17,220,000	*	Big Media Group Ltd	311
4,972,481		British Sky Broadcasting plc	55,108
1,029,499		Cablevision Systems Corp (Class A)	26,963
151,860		Cairo Communication S.p.A.	585
54,666		Caltagirone Editore S.p.A.	135
89,250		Canal Plus	651
60,281	*	Carmike Cinemas, Inc	526
4,106,408		CBS Corp (Class B)	65,128
46,681	*	Central European Media Enterprises Ltd (Class A)	1,157
90,834	*	Central European Media Enterprises Ltd (Class A) Nasdaq	2,266
177,699	*	Charm Communications, Inc (ADR)	1,390
302,289		Cinemark Holdings, Inc	4,867
94,500		Cineplex Galaxy Income Fund	1,909
286,850	*	CKX, Inc	1,406
214,020	*	Clear Channel Outdoor Holdings, Inc (Class A)	2,446
25,899		Cogeco Cable, Inc	919
14,683,142		Comcast Corp (Class A)	265,471
4,400	*	COOKPAD, Inc	255
109,111	*	Corus Entertainment, Inc	2,291
93,361	*	Crown Media Holdings, Inc (Class A)	223
29,642		CTS Eventim AG.	1,535
96,071	*	Cumulus Media, Inc (Class A)	270
841		CyberAgent, Inc	1,517
71,305		Cyfrowy Polsat S.A.	367
434,878		Daiichikosho Co Ltd	6,772
632,421		Daily Mail & General Trust	5,226
235,878		Dentsu, Inc	5,465
275,187	*	Dex One Corp	3,379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,017,343	*	DIRECTV	$208,872
1,737,432	*	Discovery Communications, Inc (Class A)	75,665
722,475	*	Discovery Communications, Inc (Class C)	27,591
2,172,429		DISH Network Corp (Class A)	41,624
197,444	*	DreamWorks Animation SKG, Inc (Class A)	6,300
80,662	*	EM.Sport Media AG.	176
236,542	*	Eniro AB	211
102,728	*	Entercom Communications Corp (Class A)	807
213,710	*	Entravision Communications Corp (Class A)	425
1,115,000	*	eSun Holdings Ltd	151
56,754		Euromoney Institutional Investor plc	545
69,089		Eutelsat Communications	2,637
155,828	*	EW Scripps Co (Class A)	1,228
35,959	*	Fisher Communications, Inc	627
5,996	*	Focus Media Holding Ltd (ADR)	146
4,656		Fuji Television Network, Inc	5,929
77,000		Gakken Co Ltd	155
695,295		Gannett Co, Inc	8,503
77,911		Gestevision Telecinco S.A.	858
23,525		GFK AG.	1,005
74,866	*	Global Sources Ltd	565
228,928	*	Gray Television, Inc	460
294,423		Groupe Aeroplan, Inc	3,617
3,462,039		Grupo Televisa S.A.	13,121
174,408	*	Gruppo Editoriale L’Espresso S.p.A.	378
18,256		Hakuhodo DY Holdings, Inc	883
172,265		Harte-Hanks, Inc	2,010
685,375		Havas S.A.	3,349
51,624	*	Hi-Media S.A.	226
27,171	*	Hot Telecommunication System Ltd	320
71,537	*	Impresa SGPS	146
461,167	*	Independent News & Media plc	399
1,105,592		Informa plc	7,275
3,641,938	*	Interpublic Group of Cos, Inc	36,529
32,004		IPSOS	1,462
10,004,967	*	ITV plc	9,375
1,287,146	*	JC Decaux S.A.	33,980
2,929,294		John Fairfax Holdings Ltd	4,148
99,345		John Wiley & Sons, Inc (Class A)	4,059
839,274	*	Johnston Press plc	191
217,007	*	Journal Communications, Inc (Class A)	979
3,381		Jupiter Telecommunications Co	3,645
97,559	*	Juventus Football Club S.p.A.	114
111,586	*	Kabel Deutschland Holding GmbH	4,190
94,308		Kadokawa Holdings, Inc	2,067
12,782		Kinepolis	836
142,893	*	Knology, Inc	1,919
5,265		Lagardere S.C.A.	206
118,141	*	Lamar Advertising Co (Class A)	3,759
197,769	*	Lee Enterprises, Inc	530
895,244	*	Liberty Global, Inc (Class A)	27,582
315,767	*	Liberty Media Corp - Capital (Series A)	16,439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

329,138	*	Liberty Media Corp - Starz	$21,354
148,997	*	Lin TV Corp (Class A)	662
298,309	*	Lions Gate Entertainment Corp	2,193
726,998	*	Live Nation, Inc	7,183
146,602	*	Lodgenet Entertainment Corp	410
176,097		M6-Metropole Television	4,141
242,810	*	Madison Square Garden, Inc	5,118
110,584	*	Martha Stewart Living Omnimedia, Inc (Class A)	524
209,178	*	McClatchy Co (Class A)	822
1,511,093		McGraw-Hill Cos, Inc	49,957
152,381	*	Mecom Group plc	624
100,974	*	Media General, Inc (Class A)	905
28,000,000	*	Media Nusantara Citra Tbk PT	1,318
191,472	*	Mediacom Communications Corp (Class A)	1,266
398,098		Mediaset S.p.A.	2,822
72,843		Meredith Corp	2,426
3,830		Modern Times Group AB (B Shares)	286
70,836	*	Morningstar, Inc	3,156
580,061		Naspers Ltd (N Shares)	28,361
316,051		National CineMedia, Inc	5,657
458,883	*	NET Servicos de Comunicacao S.A.	5,994
283,901	*	New York Times Co (Class A)	2,197
8,500,291		News Corp (Class A)	111,014
23,786	*	Nexstar Broadcasting Group, Inc (Class A)	122
798,000	*	Next Media Ltd	115
23,585		NRJ Group	225
2,417,785		Omnicom Group, Inc	95,454
72		OPT, Inc	92
830,000		Oriental Press Group	124
80,152	*	Outdoor Channel Holdings, Inc	443
27,583		PagesJaunes Groupe S.A.	289
3,923,042		Pearson plc	60,733
1,370,000		Phoenix Satellite Television Holdings Ltd	466
1,076,000		Pico Far East Holdings Ltd	214
120,262	*	Playboy Enterprises, Inc (Class B)	618
432,257	*	Premiere AG.	604
79,497		Primedia, Inc	302
154,674	*	Promotora de Informaciones S.A.	348
143,475		ProSiebenSat.1 Media AG.	3,409
6,400	*	Proto Corp	270
239,522		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	947
146,372		Publicis Groupe S.A.	6,952
2,390	*	PubliGroupe AG.	236
308,348		Publishing & Broadcasting Ltd	986
77,536		Quebecor, Inc	2,596
137,132	*	Radio One, Inc	121
213,601	*	RCS MediaGroup S.p.A.	322
19,219	*	ReachLocal, Inc	265
1,890,729		Reed Elsevier NV	23,842
193,914		Reed Elsevier plc	1,639
303,541		Regal Entertainment Group (Class A)	3,982

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,056	*	Rentrak Corp	$1,139
138,085		Rightmove plc	1,591
5,449	*	Roularta Media Group NV	131
11,911		Sanoma-WSOY Oyj	252
110,302		Schibsted ASA	2,757
162,988		Scholastic Corp	4,534
575,403		Scripps Networks Interactive (Class A)	27,378
1,404,474	*	Seat Pagine Gialle S.p.A.	290
18,199		SeLoger.com	930
124,793		SES Global S.A.	3,000
778,899	*	Shaw Communications, Inc (B Shares)	17,154
104,000		Shochiku Co Ltd	709
188,187	*	Sinclair Broadcast Group, Inc (Class A)	1,321
1,435,736		Singapore Press Holdings Ltd	4,640
9,769,026	*	Sirius XM Radio, Inc	11,723
364,724		Sky Network Television Ltd	1,325
3,166		Sky Perfect Jsat Corp	1,046
36,990		Societe Television Francaise 1	576
505,161		Southern Cross Media Group	1,011
3,061	*	Spir Communication	104
951,350	*	Stroer Out-of-Home Media AG.	28,208
675,618		STW Communications Group Ltd	532
57,580	*	SuperMedia, Inc	609
709,670	*	Telecom Italia Media S.p.A.	221
552,514		Television Broadcasts Ltd	3,155
1,335,195		Ten Network Holdings Ltd	1,787
1,197,473		Thomson Corp	44,941
478,952		Thomson Corp (Toronto)	18,006
2,059,705		Time Warner Cable, Inc	111,203
5,199,124		Time Warner, Inc	159,353
228,000		Toei Animation Co Ltd	3,990
342,885		Toei Co Ltd	1,536
84,145		Toho Co Ltd	1,354
22,600		Tohokushinsha Film Corp	105
1,858,000	*	Tom Group Ltd	189
148,979		Torstar Corp	1,837
1,045,863	*	Trinity Mirror plc	1,787
799		TV Asahi Corp	1,072
5,700	m	TV Tokyo Corp	106
171,723		TVN S.A.	1,027
371,125		United Business Media Ltd	3,670
143,246	*	Usen Corp	89
247,182	*	Valassis Communications, Inc	8,377
8,133		Value Line, Inc	113
5,041,323		Viacom, Inc (Class B)	182,445
1,647,218		Virgin Media, Inc	37,919
3,674,214		Vivendi Universal S.A.	100,428
11,274,162		Walt Disney Co	373,288
248,441	*	Warner Music Group Corp	1,118
29,585		Washington Post Co (Class B)	11,817
296,699		West Australian Newspapers Holdings Ltd	2,050
8,074	*	Westwood One, Inc	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,151		Wolters Kluwer NV	$276
113,292		World Wrestling Entertainment, Inc (Class A)	1,576
7,382,654		WPP plc	81,704
4,400,249	*	Yell Group plc	1,021
434,517		Yellow Pages Income Fund	2,340
325,217		ZEE Telefilms Ltd	2,173
28,800		Zenrin Co Ltd	312

		TOTAL MEDIA	2,789,714

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
7,208,480		Abbott Laboratories	376,572
73,781	*,b,m	Able Laboratories, Inc	0	^
27,840	*	Ablynx NV	302
13,954	*	Abraxis Bioscience, Inc	1,079
255,099	*	Accelrys, Inc	1,775
236,181	*	Acorda Therapeutics, Inc	7,799
193,705	*	Acrux Ltd	447
52,652	*	Actelion Ltd	2,110
49,050	*	Active Biotech AB	877
20,634	*	Acura Pharmaceuticals, Inc	51
158,789	*	Affymax, Inc	945
320,006	*	Affymetrix, Inc	1,459
231,749	*	Akorn, Inc	936
286,755		Alapis Holding Industrial and Commercial S.A.	618
122,587	*	Albany Molecular Research, Inc	782
181,661	*	Alexion Pharmaceuticals, Inc	11,692
165,155	*	Alexza Pharmaceuticals, Inc	524
52,810	*	Algeta ASA	844
9,148		ALK-Abello AS	576
443,755	*	Alkermes, Inc	6,501
1,305,225		Allergan, Inc	86,837
347,559	*	Allos Therapeutics, Inc	1,640
151,624	*	Alnylam Pharmaceuticals, Inc	1,862
91,030	*	AMAG Pharmaceuticals, Inc	1,567
6,111,026	*	Amgen, Inc	336,780
295,185	*	Amylin Pharmaceuticals, Inc	6,155
120	*	AnGes MG, Inc	127
730,629	*	Anthera Pharmaceuticals, Inc	3,061
64,846	*	Ardea Biosciences, Inc	1,491
480,923	*	Arena Pharmaceuticals, Inc	755
463,207	*	Ariad Pharmaceuticals, Inc	1,769
232,341	*	Arqule, Inc	1,197
264,618	*	Array Biopharma, Inc	855
31,000		ASKA Pharmaceutical Co Ltd	209
373,234	*	Aspen Pharmacare Holdings Ltd	5,033
79,935	*	AspenBio Pharma, Inc	41
573,184		Astellas Pharma, Inc	20,701
922,180		AstraZeneca plc	46,842
733,009		AstraZeneca plc (ADR)	37,164
184,121	*	Auxilium Pharmaceuticals, Inc	4,563
1,298,175	*	AVANIR Pharmaceuticals, Inc	4,141
20,590	*	AVEO Pharmaceuticals, Inc	229

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

443,201	*	AVI BioPharma, Inc	$815
6,936		Bachem Holding AG.	390
11,315	*	Basilea Pharmaceutica	705
14,033	*	Bavarian Nordic AS	504
2,017,410		Bayer AG.	140,675
17,199,208	*	BB Bioventures L.P.	2,355
106,387	*	BioCryst Pharmaceuticals, Inc	526
63,819	*	Biodel, Inc	338
18,219		Biogaia AB (B Shares)	243
765,234	*	Biogen Idec, Inc	42,945
66,793	*	BioInvent International AB	284
211,463	*	BioMarin Pharmaceuticals, Inc	4,726
95,102	*	BioMimetic Therapeutics, Inc	1,084
125,631	*	Bio-Rad Laboratories, Inc (Class A)	11,371
262,830	*	Biosante Pharmaceuticals, Inc	442
18,434	*	Biospecifics Technologies Corp	496
247,808		Biota Holdings Ltd	229
6,592		Biotest AG.	315
23,105		Biotest AG. (Preference)	1,068
91,099	*	Biotime, Inc	433
652,381	*	Biovail Corp	16,342
12,965,483	*,a	Biovitrum AB	86,368
149,703	*	BMP Sunstone Corp	1,138
17,606		Boiron S.A.	584
9,921,575		Bristol-Myers Squibb Co	268,974
464,150	*	Bruker BioSciences Corp	6,512
375,427	*	BTG plc	1,345
117,642	*	Cadence Pharmaceuticals, Inc	982
215,423	*	Caliper Life Sciences, Inc	860
197,430	*	Cambrex Corp	839
40,000	*	Cangene Corp	144
70,131	*	Caraco Pharmaceutical Laboratories Ltd	377
160,761	*	Cardiome Pharma Corp	978
534,057	*	Celera Corp	3,600
4,009,962	*	Celgene Corp	231,014
143,648	*	Celldex Therapeutics, Inc	575
76,084	*	Celltrion, Inc	1,491
510,244	*	Cephalon, Inc	31,860
262,521	*	Cepheid, Inc	4,912
139,564	*	Charles River Laboratories International, Inc	4,627
125,254	*	Chelsea Therapeutics International, Inc	641
101,874	*	China Aoxing Pharmaceutical Co, Inc	312
642,000		China Shineway Pharmaceutical Group Ltd	2,263
218,300		Chugai Pharmaceutical Co Ltd	4,011
511,275		Cipla Ltd	3,668
3,440,000	*	CK Life Sciences International Holdings, Inc	215
33,517	*	Clal Biotechnology Industries Ltd	180
55,620	*	Clinical Data, Inc	938
1,750		CMIC Co Ltd	552
13,485	*	Codexis, Inc	129
282,132	*	Combinatorx, Inc	367
67,528	*	Compound partnering business	762

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108,840	*	Corcept Therapeutics, Inc	$423
50,092	*	Cornerstone Therapeutics, Inc	354
134,474	*	Covance, Inc	6,292
88,280	*	Crucell NV	2,949
920,234		CSL Ltd	29,396
353,346	*	Cubist Pharmaceuticals, Inc	8,265
48,820	*	Cumberland Pharmaceuticals, Inc	284
326,271	*	Curis, Inc	447
142,431	*	Cypress Bioscience, Inc	548
299,577	*	Cytokinetics, Inc	791
160,272	*	Cytori Therapeutics, Inc	784
449,697	*	Cytrx	337
683,835		Daiichi Sankyo Co Ltd	13,909
765,300		Dainippon Sumitomo Pharma Co Ltd	6,408
91,589		Dechra Pharmaceuticals plc	676
661,759	*	Dendreon Corp	27,251
404,452	*	Depomed, Inc	1,812
20,049	*	Devgen	197
23,779	*	Diamyd Medical AB (B Shares)	467
91,534	*	Dionex Corp	7,912
190,905		Dr Reddy’s Laboratories Ltd	6,125
375,438	*	Durect Corp	954
387,067	*	Dyax Corp	917
355,507	*	Dynavax Technologies Corp	651
708,601		Eisai Co Ltd	24,777
389,911	*	Elan Corp plc	2,193
12,500	*	Elan Corp plc (ADR)	72
3,191,710		Eli Lilly & Co	116,593
142,246	*	Emergent Biosolutions, Inc	2,455
876,306	*	Endo Pharmaceuticals Holdings, Inc	29,128
164,819	*	Enzo Biochem, Inc	626
236,185	*	Enzon Pharmaceuticals, Inc	2,657
172		EPS Co Ltd	439
273,110	*	eResearch Technology, Inc	2,043
74,840	*	Eurand NV	736
10,823		Eurofins Scientific	556
134,852	*	Evotec AG.	427
151,534	*	Exact Sciences Corp	1,097
781,913	*	Exelixis, Inc	3,065
43,001	*	ExonHit Therapeutics SA	153
286,249		FAES FARMA S.A.	1,264
2,035,759	*	Forest Laboratories, Inc	62,966
90,000		Fuso Pharmaceutical Industries Ltd	270
614,565	*	Galapagos NV	9,962
55,641	*	Genmab AS	627
60,131	*	Genomic Health, Inc	803
49,100	*	Genomma Lab Internacional S.A. de C.V.	94
83,086		Genus plc	1,025
1,344,217	*	Genzyme Corp	95,157
417,018	*	Geron Corp	2,306
37,882		Gerresheimer AG.	1,516
7,914,697	*	Gilead Sciences, Inc	281,842

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,043,005		GlaxoSmithKline plc	$99,382
50,470		Grifols S.A.	724
397,353	*	Halozyme Therapeutics, Inc	3,064
254,637		Hikma Pharmaceuticals plc	2,754
61,800		Hisamitsu Pharmaceutical Co, Inc	2,524
43,192	*	Hi-Tech Pharmacal Co, Inc	874
1,459,088	*	Human Genome Sciences, Inc	43,466
310,078	*	Idenix Pharmaceuticals, Inc	961
605,370	*	Illumina, Inc	29,784
296,243	*	Immunogen, Inc	1,857
295,013	*	Immunomedics, Inc	950
392,315	*	Impax Laboratories, Inc	7,768
602,088	*	Incyte Corp	9,627
82,065	*	Infinity Pharmaceuticals, Inc	452
208,666	*	Inhibitex, Inc	376
372,063	*	Inovio Biomedical Corp	465
288,651	*	Inspire Pharmaceuticals, Inc	1,717
110,097	*	Intercell AG.	2,494
188,696	*	InterMune, Inc	2,570
7,121		Ipsen	236
77,629	*	Ironwood Pharmaceuticals, Inc	790
413,731	*	Isis Pharmaceuticals, Inc	3,475
64,090	*	Jazz Pharmaceuticals, Inc	688
19,000	*	JCR Pharmaceuticals Co Ltd	227
10,350,142		Johnson & Johnson	641,296
171,681		Kaken Pharmaceutical Co Ltd	1,789
125,163	*	Kendle International, Inc	1,167
182,296	*	Keryx Biopharmaceuticals, Inc	877
1,937,998	*	King Pharmaceuticals, Inc	19,302
64,600		Kissei Pharmaceutical Co Ltd	1,255
112,000		Kyorin Co Ltd	1,740
417,067		Kyowa Hakko Kogyo Co Ltd	4,132
884,884		Laboratorios Almirall S.A.	9,723
42,891		Laboratorios Farmaceuticos Rovi S.A	297
48,065	*	Lannett Co, Inc	220
847,010	*	Lexicon Pharmaceuticals, Inc	1,355
1,599,488	*	Life Technologies Corp	74,680
534,112	*	Ligand Pharmaceuticals, Inc (Class B)	844
1,194,626		Lonza Group AG.	102,059
155,038	*	Luminex Corp	2,481
268,649	*	MannKind Corp	1,816
62,500	*	MAP Pharmaceuticals, Inc	956
188,569	*	Martek Biosciences Corp	4,267
126,339	*	Maxygen, Inc	732
95,375	*	MDS, Inc	961
446,723		Meda AB (A Shares)	3,566
347,246	*	Medicines Co	4,931
299,032		Medicis Pharmaceutical Corp (Class A)	8,866
278,895	*	Medivation, Inc	3,626
28,097	*	Medivir AB	495
13,770,714		Merck & Co, Inc	506,901
718,635		Merck KGaA	60,368

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,207	*	Metabolix, Inc	$1,437
85,429	*	Mettler-Toledo International, Inc	10,631
356,910	*	Micromet, Inc	2,398
157,000		Mochida Pharmaceutical Co Ltd	1,612
170,855	*	Momenta Pharmaceuticals, Inc	2,571
29,508	*	Morphosys AG.	671
22,167,242	*,a	MPM Bioventures II	6,913
4,211,624	*	Mylan Laboratories, Inc	79,221
208,128	*	Myriad Genetics, Inc	3,415
335,815	*	Nabi Biopharmaceuticals	1,612
75,727	*	Nanosphere, Inc	381
191,666	*	Natraceutical S.A.	98
481,600	*	Nektar Therapeutics	7,113
75,139	*	Neostem, Inc	153
193,946	*	Neuralstem, Inc	489
395,521	*	Neurocrine Biosciences, Inc	2,397
66,616	*	NeurogesX, Inc	460
32,095	*	NeuroSearch AS	484
30,400		Nichi-iko Pharmaceutical Co Ltd	1,055
94,657	*	NicOx S.A.	328
425,550		Nippon Chemiphar Co Ltd	1,417
68,000		Nippon Shinyaku Co Ltd	945
10,932	*	Novacea, Inc	76
7,784,241		Novartis AG.	446,388
998,206		Novartis AG. (ADR)	57,567
345,500	*	Novavax, Inc	757
56,392		Novo Nordisk A.S. (ADR)	5,551
1,004,460		Novo Nordisk AS (Class B)	99,678
296,371	*	NPS Pharmaceuticals, Inc	2,027
67,822	*	Nymox Pharmaceutical Corp	242
83,280	*	Obagi Medical Products, Inc	874
305,956	*	Omeros Corp	2,230
189	*	OncoTherapy Science, Inc	419
103,880		Ono Pharmaceutical Co Ltd	4,523
297,014	*	Onyx Pharmaceuticals, Inc	7,835
326,782	*	Opko Health, Inc	732
145,640	*	Optimer Pharmaceuticals, Inc	1,336
113,864	*	Orexigen Therapeutics, Inc	675
60,989		Orion Oyj (Class B)	1,218
111,279	*	Osiris Therapeutics, Inc	810
164,585	*	Pain Therapeutics, Inc	1,017
17,600	*	Paladin Labs, Inc	469
190,163	*	Par Pharmaceutical Cos, Inc	5,530
347,873	*	Parexel International Corp	8,046
64,968	*	Patheon, Inc	146
554,374		PDL BioPharma, Inc	2,916
214,119	*	Peregrine Pharmaceuticals, Inc	310
792,537		PerkinElmer, Inc	18,339
309,261		Perrigo Co	19,861
51,074,164		Pfizer, Inc	876,944
219,873		Pharmaceutical Product Development, Inc	5,451
363,051	*	Pharmacyclics, Inc	2,926

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

128,932	*	Pharmasset, Inc	$3,803
317,591	*	Pharmaxis Ltd	666
6,757	*,f	Pharmstandard (GDR)	151
136,472		Piramal Healthcare Ltd	1,517
125,159	*	Pozen, Inc	886
134,574	*	Progenics Pharmaceuticals, Inc	680
197,500	*	Pronova BioPharma AS	361
144,299	*	Pure Bioscience	333
117,515	*	Qiagen NV	2,103
123,863		Q-Med AB	1,332
393,739	*	Questcor Pharmaceuticals, Inc	3,906
195,530	*	Ranbaxy Laboratories Ltd	2,420
259,099		Recordati S.p.A.	2,321
144,515	*	Regeneron Pharmaceuticals, Inc	3,960
21,228		Richter Gedeon Nyrt	4,924
238,001	*	Rigel Pharmaceuticals, Inc	2,002
335,512		Roche Holding AG.	45,821
142,000		Rohto Pharmaceutical Co Ltd	1,769
259,691	*	Salix Pharmaceuticals Ltd	10,315
209,680	*	Sangamo Biosciences, Inc	719
2,174,360		Sanofi-Aventis	144,875
545,425		Sanofi-Aventis S.A. (ADR)	18,135
432,732	*	Santarus, Inc	1,303
80,904		Santen Pharmaceutical Co Ltd	2,802
532,764	*	Savient Pharmaceuticals, Inc	12,184
21,700		Sawai Pharmaceutical Co Ltd	1,952
6,070		Schweizerhall Holding AG.	599
191,535	*	Sciclone Pharmaceuticals, Inc	506
871,032	*	Seattle Genetics, Inc	13,527
157,000		Seikagaku Corp	1,700
292,491	*	Sequenom, Inc	2,050
252,709		Shionogi & Co Ltd	4,626
1,992,135		Shire Ltd	44,876
636,196		Shire plc (ADR)	42,803
134,751	*	SIGA Technologies, Inc	1,140
4,254,176	*,a	Skyline Venture Fund II Ltd	655
976,029	*	Skyline Venture Fund III Ltd	393
84,320	*	Somaxon Pharmaceuticals, Inc	328
366,315	*	Spectrum Pharmaceuticals, Inc	1,528
114,616		Stada Arzneimittel AG.	3,291
9,376		Stallergenes	821
715,564	*	StemCells, Inc	594
52,873	*	Sucampo Pharmaceuticals, Inc (Class A)	198
116,863		Sun Pharmaceuticals Industries Ltd	5,255
335,945	*	SuperGen, Inc	702
98,082	*	Synta Pharmaceuticals Corp	391
10,800		Taiko Pharmaceutical Co Ltd	153
132,815		Taisho Pharmaceutical Co Ltd	2,687
116	*	Takara Bio, Inc	270
1,342,178		Takeda Pharmaceutical Co Ltd	61,659
143,127	*	Talecris Biotherapeutics Holdings Corp	3,275
211,907		Tanabe Seiyaku Co Ltd	3,452

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

159,182	*	Targacept, Inc	$3,556
387,095		Tecan Group AG.	26,255
87,437		Techne Corp	5,397
490,750		Teva Pharmaceutical Industries Ltd	26,650
922,438		Teva Pharmaceutical Industries Ltd (ADR)	48,659
88,001	*	Theratechnologies, Inc	409
427,715	*	Theravance, Inc	8,597
2,107,464	*	Thermo Electron Corp	100,905
31,582	*	ThromboGenics NV	786
30,400		Torii Pharmaceutical Co Ltd	566
13,100		Towa Pharmaceutical Co Ltd	738
22,411	*	Transgene S.A.	503
350,000	*,m	Trius Therapeutics, Inc	1,386
71,300		Tsumura & Co	2,217
11,790		UCB S.A.	408
976,000		United Laboratories Ltd	1,894
101,325	*	United Therapeutics Corp	5,675
329,188	*	Valeant Pharmaceuticals International Inc	8,302
1,643,071	*,a	Vanda Pharmaceuticals, Inc	10,976
445,681	*	Vectura Group plc	359
416,207	*	Vertex Pharmaceuticals, Inc	14,388
230,796	*	Vical, Inc	515
11,583		Virbac S.A.	1,601
431,818	*	Viropharma, Inc	6,438
323,804	*	Vivus, Inc	2,166
2,242,641		Warner Chilcott plc	50,325
464,755	*	Waters Corp	32,895
3,719,900	*	Watson Pharmaceuticals, Inc	157,389
7,855	*	WuXi PharmaTech Cayman, Inc (ADR)	135
110,571	*	Xenoport, Inc	786
13,716		Yuhan Corp	2,231
226,731	*	Zeltia S.A.	986
27,000		ZERIA Pharmaceutical Co Ltd	328
251,612	*	ZIOPHARM Oncology, Inc	944
263,520	*	Zymogenetics, Inc	2,569

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,004,684

REAL ESTATE - 2.6%
2,795,257		Abacus Property Group	1,175
171,830		Acadia Realty Trust	3,265
59,009	m	Acanthe Developpement S.A.	96
8,153	*	Advance Residence Investment Corp	13,741
637,788	*	Aedes S.p.A.	183
79,400		Aeon Mall Co Ltd	1,930
16,129		Affine S.A.	382
373,213	*	Afirma Grupo Inmobiliario S.A.	81
81,582	*	Africa Israel Investments Ltd	459
14,138	*	Africa Israel Properties Ltd	186
2,726,000		Agile Property Holdings Ltd	3,092
34,903		Agree Realty Corp	881
31,167	*	Airport City Ltd	146
54,400		Airport Facilities Co Ltd	211

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,654		Alexander’s, Inc	$2,733
181,309		Alexandria Real Estate Equities, Inc	12,692
58,884		Aliansce Shopping Centers S.A.	452
31,284,400		Allco Commercial Real Estate Investment Trust	3,687
6,432,000		Allgreen Properties Ltd	5,771
27,817		Allied Properties Real Estate Investment Trust	614
16,485		Allreal Holding AG.	2,231
142,968		Alony Hetz Properties & Investments Ltd	711
5,797	*	AL-ROV Israel Ltd	182
43,819		Alstria Office REIT-AG.	609
379,800		Amata Corp PCL	201
362,400		AMB Property Corp	9,593
406,002		American Campus Communities, Inc	12,359
155,881		American Capital Agency Corp	4,142
121,498		Amot Investments Ltd	341
1,160,720		AMP NZ Office Trust	630
3,210,692		Annaly Mortgage Management, Inc	56,509
704,971		Anworth Mortgage Asset Corp	5,026
803,067		Apartment Investment & Management Co (Class A)	17,170
56,643		Apollo Commercial Real Estate Finance, Inc	910
39,151		Artis Real Estate Investment Trust	526
984,115		Ascendas Real Estate Investment Trust	1,639
663,403		Ascott Residence Trust	580
216,176	*	Ashford Hospitality Trust, Inc	1,956
601,700		Asian Property Development PCL	150
733,966		Aspen Group	319
191,175		Associated Estates Realty Corp	2,673
4,039		Atenor Group	180
468,529		Atrium European Real Estate Ltd	2,603
378,356		Australand Property Group	991
376,833		AvalonBay Communities, Inc	39,164
36,045	*	Avatar Holdings, Inc	688
6,957,023		Ayala Land, Inc	2,790
9,247,920	m	Ayala Land, Inc (Preference)	21
740,827		Babcock & Brown Japan Property Trust	229
1,527		Bayside Land Corp	381
23,803		Befimmo SCA Sicafi	2,012
2,366,000	*	Belle Corp	122
1,301,413		Beni Stabili S.P.A.	1,222
27,000		Beni Stabili S.P.A. (Paris)	25
156,875		Big Yellow Group plc	804
568,937		BioMed Realty Trust, Inc	10,195
66,959		Boardwalk Real Estate Investment Trust	3,059
768,920		Boston Properties, Inc	63,914
830,356		BR Malls Participacoes SA	6,939
14,811		BR Properties S.A.	143
509,258		Brandywine Realty Trust	6,238
137,981		BRE Properties, Inc (Class A)	5,726
1,255,776	*	Brioschi Sviluppo Immobiliare	269
100,947		British Israel Investments Ltd	333
2,993,858		British Land Co plc	21,869
648,323		Brookfield Asset Management, Inc	18,311

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,218	*	Brookfield Multiplex Group	$457
40,000		Brookfield Properties Corp	621
865,857		Brookfield Properties Corp (Toronto)	13,523
486,803		Bunnings Warehouse Property Trust	868
2,083,000		C C Land Holdings Ltd	859
151,673	*	CA Immobilien Anlagen AG.	2,161
82,275		Calloway Real Estate Investment Trust	1,932
1,146,000		Cambridge Industrial Trust	475
500,608		Camden Property Trust	24,014
48,691		Canadian Apartment Properties REIT	804
79,356		Canadian Real Estate Investment Trust	2,410
3,436,400		CapitaCommercial Trust	3,867
711,934	*	Capital & Counties PRO	1,467
383,316	*	Capital & Regional plc	208
395,083		Capital Lease Funding, Inc	2,209
1,719,811		CapitaLand Ltd	5,309
5,096,754		CapitaMall Trust	8,332
1,096,000		CapitaMalls Asia Ltd	1,800
530,000		CapitaRetail China Trust	504
312,418		Capstead Mortgage Corp	3,396
310,994		Castellum AB	4,136
132,000		Cathay Real Estate Development Co Ltd	67
1,165,864	*	CB Richard Ellis Group, Inc (Class A)	21,312
738,092		CBL & Associates Properties, Inc	9,639
1,146,000		CDL Hospitality Trusts	1,856
369,688		Cedar Shopping Centers, Inc	2,248
98,000		Central Pattana PCL	98
2,575	*	Centro Properties Group	0	^
1,581,031	*	Centro Retail Group	252
1,537,388		CFS Gandel Retail Trust	2,816
778,990		Challenger Diversified Property Group	384
5,610,682		Champion Real Estate Investment Trust	2,893
1,537,386		Charter Hall Group	869
40,507	*	Chatham Lodging Trust	754
34,102		Chesapeake Lodging Trust	558
5,528,428		Cheuk Nang Holdings Ltd	1,995
1,465,448		Cheung Kong Holdings Ltd	22,212
7,764,531		Chimera Investment Corp	30,670
25,000		China Aoyuan Property Group Ltd	4
7,029,080		China Overseas Land & Investment Ltd	14,876
3,300,000		China Resources Land Ltd	6,712
1,994,520		China Vanke Co Ltd	2,522
291,000		Chinese Estates Holdings Ltd	485
290,464		City Developments Ltd	2,818
193,338		Citycon Oyj	825
40,909	*	CLS Holdings plc	337
20,111		Cofinimmo	2,670
298,506		Cogdell Spencer, Inc	1,887
31,114	*	Colonia Real Estate AG.	178
399,030		Colonial Properties Trust	6,460
61,542		Colony Financial, Inc	1,137
42,398		Cominar Real Estate Investment Trust	893

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,183,260		Commonwealth Property Office Fund	$3,720
24,391		Consolidated-Tomoka Land Co	695
171,238		Conwert Immobilien Invest AG.	2,466
109,456		Corio NV	7,483
201,175		Corporate Office Properties Trust	7,506
6,800,000		Country Garden Holdings Co Ltd	2,217
558,545		Cousins Properties, Inc	3,988
64,122		CreXus Investment Corp	771
1,013,190		Cromwell Group	695
106,621		Cypress Sharpridge Investments, Inc	1,423
2,498	*	DA Office Investment Corp	6,508
75,100		Daibiru Corp	556
415,000	*	Daikyo, Inc	562
1,245,900		Daiman Development BHD	690
315,782		Daito Trust Construction Co Ltd	18,876
562,118		Daiwa House Industry Co Ltd	5,656
3,264,197		DB RREEF Trust	2,698
1,142,482		DCT Industrial Trust, Inc	5,472
192,788	*	Delek Real Estate Ltd	85
147,189		Derwent London plc	3,478
62,848		Deutsche Euroshop AG.	2,227
115,138	*	Deutsche Wohnen AG.	1,370
1,251,936		Developers Diversified Realty Corp	14,047
172,389		Development Securities plc	624
785,612		DiamondRock Hospitality Co	7,455
62,480		DIC Asset AG.	623
308,947		Digital Realty Trust, Inc	19,062
866,194		DLF Ltd	7,290
274,350		Douglas Emmett, Inc	4,804
130,455		Douja Promotion Groupe Addoha S.A.	1,624
131,586	*	DTZ Holdings plc	99
1,122,458		Duke Realty Corp	13,009
42,394		Dundee Real Estate Investment Trust	1,157
178,045		DuPont Fabros Technology, Inc	4,478
71,785		Dynex Capital, Inc	774
132,533		EastGroup Properties, Inc	4,954
227,242		Education Realty Trust, Inc	1,625
19,877	*	Elbit Imaging Ltd	273
14,911	*	Electra Real Estate Ltd	102
2,956,000		Emperor International Holdings	636
291,120		Entertainment Properties Trust	12,571
129,697		Equity Lifestyle Properties, Inc	7,066
163,347		Equity One, Inc	2,757
1,072,525		Equity Residential	51,021
173,237		Essex Property Trust, Inc	18,959
38,341		Eurobank Properties Real Estate Investment Co	314
58,127		Eurocommercial Properties NV	2,694
65,201		Excel Trust, Inc	735
452,699		Extra Space Storage, Inc	7,261
226,577		Fabege AB	2,277
1,625,833		Far East Consortium	482
1,218,700		Farglory Land Development Co Ltd	2,965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

289,299		Federal Realty Investment Trust	$23,624
530,101	*	FelCor Lodging Trust, Inc	2,438
94,280		First Capital Realty, Inc	1,420
413,891	*	First Industrial Realty Trust, Inc	2,098
164,258		First Potomac Realty Trust	2,464
39,010	*	FirstService Corp	935
1,197,971		FKP Property Group	984
23,408		Fonciere Des Regions	2,494
583,471	*	Forest City Enterprises, Inc (Class A)	7,486
198,303	*	Forestar Real Estate Group, Inc	3,381
1,887,000		Fortune Real Estate Investment Trust	944
303,525		Franklin Street Properties Corp	3,770
5,655,200		Franshion Properties China Ltd	1,676
668,000		Frasers Centrepoint Trust	752
611	*	Frontier Real Estate Investment Corp	5,043
147	*	Fukuoka REIT Corp	935
24,075	*,m	Future Mall Management Ltd	0	^
143,618		GAGFAH S.A.	1,143
115,253		Gazit Globe Ltd	1,238
21,982		Gazit, Inc	537
61,342		Gecina S.A.	7,275
999,875	b	General Growth Properties, Inc	15,598
111,805		Getty Realty Corp	3,000
40,927		Gladstone Commercial Corp	702
1,512,163		Glimcher Realty Trust	9,300
177		Global One Real Estate Investment Corp	1,293
140,479	*	Globe Trade Centre S.A.	1,078
1,414,000		Glorious Property Holdings Ltd	405
34,280		Goldcrest Co Ltd	646
888,669		Goodman Property Trust	619
103,351		Government Properties Income Trust	2,759
1,004,833		GPT Group (ASE)	2,855
557,280		Grainger plc	961
49,200	*	Gramercy Capital Corp	68
602,399		Great Eagle Holdings Ltd	1,840
556,677		Great Portland Estates plc	2,985
947,500		Greentown China Holdings Ltd	1,031
2,494,490		Growthpoint Properties Ltd	6,138
528,000	*	Guangzhou Investment Co Ltd	131
1,661,136		Guangzhou R&F Properties Co Ltd	2,334
375,000		Guocoland Ltd	673
18,000	*	H&R Real Estate Investment Trust	346
1,043,664		Hammerson plc	6,465
294,965		Hang Lung Group Ltd	1,926
1,217,672		Hang Lung Properties Ltd	5,948
182		Hankyu Reit, Inc	828
179,474		Hatteras Financial Corp	5,110
1,259,873		HCP, Inc	45,330
465,971		Health Care REIT, Inc	22,059
292,712		Healthcare Realty Trust, Inc	6,847
201,500		Heiwa Real Estate Co Ltd	480
124,877		Helical Bar plc	584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

756,572		Henderson Land Development Co Ltd	$5,387
463,526		Hersha Hospitality Trust	2,401
347,287		Highwoods Properties, Inc	11,276
1,665,600		HKR International Ltd	751
737,000		Ho Bee Investment Ltd	930
177,179		Home Properties, Inc	9,373
481,000	*	Hong Fok Corp Ltd	203
290,000		Hongkong Land Holdings Ltd	1,801
657,801		Hopewell Holdings	2,128
1,131,295		Hopson Development Holdings Ltd	1,264
621,898		Hospitality Properties Trust	13,887
3,424,621		Host Marriott Corp	49,589
179,482	*	Housing Development & Infrastruture Ltd	1,035
317,388		HRPT Properties Trust	8,125
33,400		Hudson Pacific Properties	547
180,683		Hufvudstaden AB (Series A)	1,947
93,500		Hulic Co Ltd	635
920,810		Hysan Development Co Ltd	3,299
61,581		ICADE	6,469
303,400		IGB Corp BHD	178
53,900		Iida Home Max	420
180,316		Immobiliare Grande Distribuzione	296
1,076,776	*	IMMOFINANZ Immobilien Anlagen AG.	4,013
445,672	*	Indiabulls Real Estate Ltd	1,696
239		Industrial & Infrastructure Fund Investment Corp	958
4,066,919		ING Industrial Fund	1,926
4,436,837		ING Office Fund	2,573
440,425		Inland Real Estate Corp	3,660
2,088,703	*	Inmobiliaria Colonial S.A.	271
1,934		Intershop Holdings	581
10,136		Intervest Offices	318
104,647		Invesco Mortgage Capital, Inc	2,252
412,284		Investors Real Estate Trust	3,455
376,370	*	iStar Financial, Inc	1,152
119,383	*	IVG Immobilien AG.	866
85,506	*	IVR Prime Urban Developers Ltd	243
361		Japan Excellent, Inc	1,805
256		Japan Logistics Fund Inc	2,104
2,147		Japan Prime Realty Investment Corp	4,727
727		Japan Real Estate Investment Corp	6,610
4,386	*	Japan Retail Fund Investment Corp	6,173
22,373	*	Jerusalem Economy Ltd	201
1,200		Joint Reit Investment Corp	4,230
272,169		Jones Lang LaSalle, Inc	23,480
1,644,019		K Wah International Holdings Ltd	651
1,305	*	Kenedix Realty Investment Corp	4,940
13,554	*	Kenedix, Inc	2,403
91,078	*	Kennedy-Wilson Holdings, Inc	965
349,000		Keppel Land Ltd	1,075
842,916		Kerry Properties Ltd	4,585
271,979		Kilroy Realty Corp	9,013
2,114,917		Kimco Realty Corp	33,310

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,537		Kite Realty Group Trust	$988
1,155,226		Kiwi Income Property Trust	856
5,298,578		KLCC Property Holdings BHD	5,681
73,594		Klepierre	2,838
330,732		Klovern AB	1,590
2,832,130		Kowloon Development Co Ltd	3,165
813,000		K-REIT Asia	797
59,700		KrisAssets Holdings Berhad	64
341,785		Kungsleden AB	2,903
5,912,000		KWG Property Holding Ltd	4,534
90,029,000		Lai Fung Holdings Ltd	3,365
7,827,000	*	Lai Sun Development	194
28,883	*	Lamda Development S.A.	150
631,300		Land and Houses PCL	154
736,835		Land Securities Group plc	7,414
383,594		LaSalle Hotel Properties	8,972
3,288		Leasinvest Real Estate SCA	286
482,587		Lend Lease Corp Ltd	3,550
481,511		Leopalace21 Corp	802
612,412		Lexington Corporate Properties Trust	4,385
408,630		Liberty International plc	2,360
263,857		Liberty Property Trust	8,417
7,140,881		Link Real Estate Investment Trust	21,168
1,095,000		Lippo-Mapletree Indonesia Retail Trust	416
328,000		Liu Chong Hing Investment	385
1,971,000		Longfor Properties Co Ltd	2,233
150,373		LTC Properties, Inc	3,838
657,167		Macerich Co	28,225
332,064		Mack-Cali Realty Corp	10,862
489,202		Macquarie CountryWide Trust	1,357
5,020,194		Macquarie Goodman Group	3,130
438,992		Macquarie Leisure Trust Group	452
2,115,000		Macquarie MEAG Prime REIT	933
890,136		Macquarie Office Trust	2,099
259,385	*	Maguire Properties, Inc	648
35,779	*,m	Mapeley Ltd	112
3,433,893		Mapletree Logistics Trust	2,272
496,401		Medical Properties Trust, Inc	5,034
1,286,000	f	Megaworld Corp	65
12,148		Melisron Ltd	322
40,218		Mercialys S.A	1,568
1,297,044		MFA Mortgage Investments, Inc	9,896
228		MID Reit, Inc	510
200,097		Mid-America Apartment Communities, Inc	11,662
2,598,929		Midland Holdings Ltd	2,405
171,565	*	Minerva plc	253
1,917,661		Mirvac Group	2,465
302,247		Mission West Properties, Inc	2,049
1,952,335		Mitsubishi Estate Co Ltd	31,759
1,461,419		Mitsui Fudosan Co Ltd	24,649
10,590		Mobimo Holding AG.	1,972
121,054		Monmouth Real Estate Investment Corp (Class A)	947

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,121		Morguard Real Estate Investment Trust	$550
634		Mori Hills REIT Investment Corp	1,599
421		Mori Trust Sogo Reit, Inc	3,555
88,196		Multiplan Empreendimentos Imobiliarios S.A.	1,871
104,975		National Health Investors, Inc	4,625
408,633		National Retail Properties, Inc	10,261
719,715		Nationwide Health Properties, Inc	27,831
4,856,666		New World China Land Ltd	1,803
11,285,155		New World Development Ltd	22,748
289,717	*	Newcastle Investment Corp	898
51,840		Nieuwe Steen Investments NV	1,037
218		Nippon Accommodations Fund, Inc	1,252
243		Nippon Building Fund, Inc	2,128
3,503		Nippon Commercial Investment Corp	3,856
48,098	*	Nitsba Holdings 1995 Ltd	477
75,747		Nomura Real Estate Holdings, Inc	1,075
265		Nomura Real Estate Office Fund, Inc	1,471
204	*	Nomura Real Estate Residential Fund, Inc	899
19,469		Northern Property Real Estate Investment Trust	485
318,189		NorthStar Realty Finance Corp	1,190
632,248	*	Norwegian Property ASA	1,091
181,235		NRDC Acquisition Corp	1,734
2,359		NTT Urban Development Corp	1,984
483,434		Omega Healthcare Investors, Inc	10,853
68,054		One Liberty Properties, Inc	1,083
506	*	Orix JREIT, Inc	2,467
1,228,000		Pacific Century Premium Developments Ltd	222
564,000		Parkway Life Real Estate Investment Trust	686
143,593		Parkway Properties, Inc	2,125
37,994	*	Patrizia Immobilien AG.	168
154,606	*	Pebblebrook Hotel Trust	2,784
326,347		Pennsylvania Real Estate Investment Trust	3,870
71,774		Pennymac Mortgage Investment Trust	1,284
100,484		Piedmont Office Realty Trust, Inc	1,900
1,284,847	*	Pirelli & C Real Estate S.p.A.	778
578,457		Plum Creek Timber Co, Inc	20,420
3,018,000		Poly Hong Kong Investment Ltd	3,236
244,963		Post Properties, Inc	6,839
173,027		Potlatch Corp	5,883
332		Premier Investment Co	1,523
154,700		Preuksa Real Estate PCL	124
50,116		Primaris Retail Real Estate Investment Trust	951
232,343		Primary Health Properties plc	1,097
1,884,783		Prologis	22,203
1,679		Property & Building Corp	141
2,518,000		Prosperity REIT	545
104,037		PS Business Parks, Inc	5,885
58,178		PSP Swiss Property AG.	4,301
618,226		Public Storage, Inc	59,994
747,815	f	Puravankara Projects Ltd	2,142
758,306	*	Quintain Estates & Development plc	515
338,916	*	RAIT Investment Trust	559

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

249,733		Ramco-Gershenson Properties	$2,675
833,821		Raven Russia Ltd	661
717,102		Rayonier, Inc	35,941
235,853		Realty Income Corp	7,953
3,665,814		Redefine Income Fund Ltd	4,260
351,974		Redwood Trust, Inc	5,090
38,805,000		Regal Real Estate Investment Trust	10,053
371,537		Regency Centers Corp	14,665
28,398,500		Renhe Commercial Holdings Co Ltd	5,307
163,283		Resource Capital Corp	1,037
199,132		RioCan Real Estate Investment Trust	4,436
386,900		Robinsons Land Corp	142
591,000		Ruentex Development Co Ltd	989
38,790		Sankei Building Co Ltd	211
55,250		Saul Centers, Inc	2,318
410,330		Savills plc	1,960
310,000		SC Global Developments Ltd	375
986,388		Segro plc	4,230
633,244		Senior Housing Properties Trust	14,881
478,242		Shaftesbury plc	3,252
160,000		Shanghai Forte Land Co	48
1,369,800		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	2,170
15,180,000		Shanghai Real Estate Ltd	1,565
264,000		Shenzhen Investment Ltd	95
2,736,500		Shimao Property Holdings Ltd	4,550
42,200		Shoei Co Ltd	308
10,134,400		Shui On Land Ltd	4,963
1,473,105		Simon Property Group, Inc	136,617
224,000		Singapore Land Ltd	1,201
4,817,670		Sino Land Co	9,972
13,457,500		Sino-Ocean Land Holdings Ltd	9,349
102,527	*	Sinpas Gayrimenkul Yatirim Ortakligi AS.	140
586,769		SL Green Realty Corp	37,160
5,502,152		SM Prime Holdings	1,582
140,139		Sobha Developers Ltd	1,190
6,768		Societe de la Tour Eiffel	537
18,535		Societe Immobiliere de Location pour l’Industrie et le Commerce	2,393
5,655,000		Soho China Ltd	4,016
351,178	*	Songbird Estates plc	833
122,230		Sovran Self Storage, Inc	4,633
853,750		SP Setia BHD	1,242
67,678	*	Sparkassen Immobilien AG.	511
2,622,929		SPG Land Holdings Ltd	1,244
262,998		Sponda Oyj	1,276
211,726		ST Modwen Properties plc	564
244,603	*	St. Joe Co	6,083
503,559		Starwood Property Trust, Inc	10,006
2,520,588		Stockland Trust Group	9,355
821,788	*	Strategic Hotels & Resorts, Inc	3,484
23,870		Sumitomo Real Estate Sales Co Ltd	1,081

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

458,954		Sumitomo Realty & Development Co Ltd	$9,484
1,076,000		Summarecon Agung Tbk PT	133
82,977		Sun Communities, Inc	2,547
1,161,246		Sun Hung Kai Properties Ltd	20,055
190,727	*	Sunland Group Ltd	137
2,159,000		Sunlight Real Estate Investment Trust	570
490,512	*	Sunstone Hotel Investors, Inc	4,449
2,556,000		Suntec Real Estate Investment Trust	2,935
1,661,502		Swire Pacific Ltd (Class A)	22,892
79,936		Swiss Prime Site AG.	5,674
42,725	*	TAG Tegernsee Immobilien und Beteiligungs AG.	310
856,000		TAI Cheung Holdings	584
1,480,032	*	Talaat Moustafa Group	1,825
239,033		Tanger Factory Outlet Centers, Inc	11,268
272,672		Taubman Centers, Inc	12,164
212,375		Technopolis plc	1,184
57,308	*	Tejon Ranch Co	1,242
55,851	*	Terreno Realty Corp	1,018
895,334		Thomas Properties Group, Inc	3,196
284	*,b	Thornburg Mortgage, Inc	0	^
53,341	*	TK Development	217
106,800		TOC Co Ltd	467
28,400		Toho Real Estate Co Ltd	174
2,135,988		Tokyo Tatemono Co Ltd	8,188
1,852,900		Tokyu Land Corp	7,680
28,000		Tokyu Livable, Inc	300
334		Tokyu REIT, Inc	1,756
835		Top REIT Inc	4,681
107,064		Two Harbors Investment Corp	966
451,107		UDR, Inc	9,527
42,329		UMH Properties, Inc	455
85,967		Unibail	19,062
232,652	*	Unite Group plc	804
8,994,801	*	Unitech Corporate Parks plc	4,734
1,803,603		Unitech Ltd	3,544
705,097		United Overseas Land Ltd	2,482
383		United Urban Investment Corp	2,638
52,148		Universal Health Realty Income Trust	1,794
111,549		Urstadt Biddle Properties, Inc (Class A)	2,017
535,808		U-Store-It Trust	4,474
24,524		Vastned Offices/Industrial	405
26,625		Vastned Retail NV	1,812
824,140		Ventas, Inc	42,501
688,642		Vornado Realty Trust	58,901
42,692		Wallenstam Byggnads AB (B Shares)	1,089
111,944		Walter Investment Management Corp	1,958
14,128		Warehouses De Pauw SCA	725
278,171		Washington Real Estate Investment Trust	8,826
256,911		Weingarten Realty Investors	5,606
5,658		Wereldhave Belgium NV	494
34,434		Wereldhave NV	3,342
7,762,256		Westfield Group	91,983

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,057,529		Weyerhaeuser Co	$32,427
3,741,009		Wharf Holdings Ltd	24,060
1,574,835		Wheelock & Co Ltd	5,267
436,000		Wheelock Properties S Ltd	627
91,327		Wihlborgs Fastigheter AB	2,513
937,267		Wing Tai Holdings Ltd	1,233
78,545		Winthrop Realty Trust	971
2,266,497		Workspace Group plc	765
965,000		Yanlord Land Group Ltd	1,284
1,423,632	*	YNH Property BHD	798
3,826,800		Zhong An Real Estate Ltd	957
56,590	*	Zueblin Immobilien Holding AG.	206

		TOTAL REAL ESTATE	2,663,404

RETAILING - 3.0%
141,515	*	1-800-FLOWERS.COM, Inc (Class A)	267
182,846	*	99 Cents Only Stores	3,452
227,399		Aaron Rents, Inc	4,196
19,590		ABC-Mart, Inc	603
487,128		Abercrombie & Fitch Co (Class A)	19,154
558,090		Advance Auto Parts	32,749
376,302	*	Aeropostale, Inc	8,749
23,600		Alpen Co Ltd	367
1,550,625	*	Amazon.com, Inc	243,542
627,479		American Eagle Outfitters, Inc	9,387
46,676	*	America’s Car-Mart, Inc	1,175
1,265,843	*	AnnTaylor Stores Corp	25,621
49,800		AOKI Holdings, Inc	756
93,500		Aoyama Trading Co Ltd	1,510
47,000		Arc Land Sakamoto Co Ltd	552
17,200		Asahi Co Ltd	259
120,084	*	Asbury Automotive Group, Inc	1,690
26,400		ASKUL Corp	534
92,024	*	ASOS plc	1,641
125,840	*	Audiovox Corp (Class A)	861
60,370		Autobacs Seven Co Ltd	2,303
218,188	*	Autonation, Inc	5,073
130,404	*	Autozone, Inc	29,851
62,917		B2W Companhia Global Do Varejo	1,164
173,265		Barnes & Noble, Inc	2,809
252,001		Bebe Stores, Inc	1,817
1,078,286	*	Bed Bath & Beyond, Inc	46,807
6,866,400		Belle International Holdings Ltd	13,788
62,100		Belluna Co Ltd	307
1,500,302		Best Buy Co, Inc	61,256
119,000		Best Denki Co Ltd	298
38,405		Beter BED Holding NV	972
710		BIC CAMERA, Inc	268
161,975		Big 5 Sporting Goods Corp	2,174
755,415	*	Big Lots, Inc	25,118
93,088		Bilia AB (A Shares)	1,567
55,964	*	Blue Nile, Inc	2,490

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,244,000		Bonjour Holdings Ltd	$437
37,228	*	Bon-Ton Stores, Inc/the	379
24,267		Books-A-Million, Inc	146
192,960	*	Borders Group, Inc	230
247,525		Brown Shoe Co, Inc	2,839
116,793		Buckle, Inc	3,100
71,350	*	Build-A-Bear Workshop, Inc	432
221,967	*	Cabela’s, Inc	4,213
150,777		Canadian Tire Corp Ltd	8,397
47,124	*	Canon Marketing Japan, Inc	649
467,731	*	Carmax, Inc	13,031
51,298		Carpetright plc	630
209,197	*	Casual Male Retail Group, Inc	854
133,831		Cato Corp (Class A)	3,581
52,394		CFAO S.A.	2,086
11,570		Charles Voegele Holding AG.	525
573,884	*	Charming Shoppes, Inc	2,020
1,373,276		Chico’s FAS, Inc	14,447
122,880	*	Children’s Place Retail Stores, Inc	5,993
33,400		Chiyoda Co Ltd	360
394,000		Chow Sang Sang Holding	914
159,877		Christopher & Banks Corp	1,265
62,040	*	Citi Trends, Inc	1,502
1,222	*	CJ O Shopping Co Ltd	260
52,337		Clas Ohlson AB (B Shares)	967
241,105	*	Coldwater Creek, Inc	1,271
642,963	*	Collective Brands, Inc	10,377
52,948	*	Conn’s, Inc	246
73,091	*	Core-Mark Holding Co, Inc	2,263
140,800		Culture Convenience Club Co Ltd	604
1,991,000		Dah Chong Hong Holdings Ltd	2,458
128,950	*	Daiei, Inc	527
888,866		David Jones Ltd	4,278
116,200		DCM Japan Holdings Co Ltd	553
2,167,800	*	Debenhams plc	2,224
62,456		Delek Automotive Systems Ltd	799
4,018		Delek Israeli Fuel Corp Ltd	130
9,513		Delticom AG.	643
231,400		Dena Co Ltd	7,287
23,541	*	Destination Maternity Corp	775
1,258,957	*	Dick’s Sporting Goods, Inc	35,300
979,000		Dickson Concepts International Ltd	702
3,087		D’ieteren S.A.	1,728
362,009		Dillard’s, Inc (Class A)	8,558
1,082,029	*	Dollar General Corp	31,649
641,578	*	Dollar Tree, Inc	31,283
78,404	*	Dollarama, Inc	2,061
81,600		Don Quijote Co Ltd	2,026
22,100		Doshisha Co Ltd	547
59,815		Douglas Holding AG.	3,003
248,824	*	Dress Barn, Inc	5,910
420,340	*	Drugstore.Com	807

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,123,661	*	DSG International plc	$2,069
61,704	*	DSW, Inc (Class A)	1,771
24,887	*	Dufry Group	2,378
180,576		Dunelm Group plc	1,111
115,783		EDION Corp	850
3,730,000		Emperor Watch & Jewellery Ltd	428
18,401		Empresas La Polar S.A.	138
1,094,664		Esprit Holdings Ltd	5,940
8,859	*	Etam Developpement S.A.	376
652,884		Expedia, Inc	18,418
79,206	*	Express Parent LLC	1,205
26,800		F&A Aqua Holdings, Inc	258
582,562		Family Dollar Stores, Inc	25,726
1,171,612		Far Eastern Department Stores Co Ltd	1,474
138,385		Fast Retailing Co Ltd	19,495
17,861		Fielmann AG.	1,666
677,786		Findel plc	114
348,365		Finish Line, Inc (Class A)	4,846
784,416		Foot Locker, Inc	11,398
49,509		Forzani Group Ltd/The	784
288,135		Foschini Ltd	3,431
75,857		Fourlis Holdings S.A.	612
182,398		Fred’s, Inc (Class A)	2,152
24,400		Fuji Co Ltd	499
80,425		Gaiam, Inc (Class A)	538
12,055,275		Game Group PLC	12,499
482,987	*	GameStop Corp (Class A)	9,520
1,686,351		Gap, Inc	31,434
137,950	*	Genesco, Inc	4,122
500,138		Genuine Parts Co	22,300
845		Geo Corp	939
2,766,000		Giordano International Ltd	1,633
1,175,000		Golden Eagle Retail Group Ltd	3,332
16,355,808	*	GOME Electrical Appliances Holdings Ltd	4,933
12,000	*	Gordmans Stores, Inc	139
110,505	*	Group 1 Automotive, Inc	3,302
101,905		Grupo Elektra S.A. de CV	3,572
48,154	*	Gruppo Coin S.p.A.	476
336,981		Guess ?, Inc	13,692
5,870		Gulliver International Co Ltd	294
124,828	*	Gymboree Corp	5,185
472,733		Halfords Group plc	3,288
146,716		Hankyu Department Stores, Inc	919
1,213,382		Harvey Norman Holdings Ltd	4,421
82,806		Haverty Furniture Cos, Inc	903
19,196		Hellenic Duty Free Shops S.A.	97
5,000,000		Hengdeli Holdings Ltd	2,313
924,051		Hennes & Mauritz AB (B Shares)	33,464
56,693	*	hhgregg, Inc	1,404
124,852	*	Hibbett Sports, Inc	3,115
33,094		Hikari Tsushin, Inc	622
852,753		HMV Group plc	643

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,920,192		Home Depot, Inc	$187,551
258,376		Home Retail Group	836
33,070		Honeys Co Ltd	420
145,776		Hot Topic, Inc	873
169,362	*	HSN, Inc	5,064
36,252		Hyundai Department Store Co Ltd	4,387
465,568		Imperial Holdings Ltd	7,578
625,314	*	Inchcape plc	3,063
631,429		Inditex S.A.	50,158
496,000		Intime Department Store Group Co Ltd	684
611,565		Isetan Mitsukoshi Holdings Ltd	6,352
77,200		Izumi Co Ltd	969
1,284,141	*	J Crew Group, Inc	43,172
673,320		J Front Retailing Co Ltd	3,129
344,590		Jardine Cycle & Carriage Ltd	10,298
195,735		JB Hi-Fi Ltd	3,909
1,352,477		JC Penney Co, Inc	36,760
901,256	*	JJB Sports plc	117
120,466	*	Jo-Ann Stores, Inc	5,367
76,205		John Menzies PLC	512
121,135	*	JOS A Bank Clothiers, Inc	5,162
92,000		Joshin Denki Co Ltd	889
159,803		JUMBO S.A.	1,076
89,867		KappAhl Holding AB	783
73,187		Keiyo Co Ltd	379
733,322		Kesa Electricals plc	1,686
5,495,421		Kingfisher plc	20,218
145,749	*	Kirkland’s, Inc	2,020
2,335,842	*	Kohl’s Corp	123,052
32,000		Kohnan Shoji Co Ltd	353
40,400		Kojima Co Ltd	207
48,600		Komeri Co Ltd	1,086
82,403		K’s Holdings Corp	1,895
2,000,250	*	L’ Occitane International SA	5,569
6,794,362		Li & Fung Ltd	38,223
1,978,380	*	Liberty Media Holding Corp (Interactive A)	27,124
634,500		Lifestyle International Holdings Ltd	1,567
2,168,147		Limited Brands, Inc	58,062
85,330		Lithia Motors, Inc (Class A)	818
872,871	*	LKQ Corp	18,156
419,687		Lojas Americanas S.A.	3,840
213,749		Lojas Renner S.A.	7,326
307,491	*	Lookers plc	290
14,442		Lotte Shopping Co Ltd	6,016
8,848,944		Lowe’s Cos, Inc	197,242
358,000		Luk Fook Holdings International Ltd	794
98,641	*	Lumber Liquidators, Inc	2,424
27,586		Macintosh Retail Group NV	543
4,420,265		Macy’s, Inc	102,064
124,250	*	MarineMax, Inc	875
160,190		Marks & Spencer Group plc	977
546,801		Marui Co Ltd	4,094

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,800	*	Matsuya Co Ltd	$229
27,490		Medion AG.	386
26,500		Megane TOP Co Ltd	251
39,328		Mekonomen AB	1,158
252,066		Men’s Wearhouse, Inc	5,997
506,000		Metro Holdings Ltd	302
2,011,756	*	MFI Furniture plc	2,414
68,925	*	Midas, Inc	525
44,325		Mobilezone Holding AG.	462
85,976		Monro Muffler, Inc	3,964
104,217		Mothercare plc	855
1,322,140		Myer Holdings Ltd	4,805
325,106		N Brown Group plc	1,186
14,200		Nafco Co Ltd	245
84,031	*	NetFlix, Inc	13,626
339,487	*	New Carphone Warehouse plc	1,455
130,421	*	New York & Co, Inc	335
811,299		Next plc	28,242
94,000		Nice Holdings, Inc	203
107,500		Nishimatsuya Chain Co Ltd	990
40,500		Nissen Holdings Co Ltd	167
46,679		Nitori Co Ltd	3,903
2,959,374		Nordstrom, Inc	110,089
127,089		Nutri/System, Inc	2,445
1,534,000	*	Oceanus Group Ltd	373
544,568	*	Office Depot, Inc	2,505
492,220	*	OfficeMax, Inc	6,443
62,972	*	Orbitz Worldwide, Inc	397
282,047	*	O’Reilly Automotive, Inc	15,005
850,000		OSIM International Ltd	646
17,400		Otsuka Kagu Ltd	180
67,694	*	Overstock.com, Inc	1,064
1,357,662	*	Pacific Brands Ltd	1,470
339,145	*	Pacific Sunwear Of California, Inc	1,774
9,300	*	Pal Co Ltd	330
481,502		Pantaloon Retail India Ltd	5,187
64,382		Parco Co Ltd	520
36,800		Paris Miki, Inc	337
807,625		Parkson Holdings BHD	1,523
1,908,000		Parkson Retail Group Ltd	3,320
20,512,000	*	PCD Stores Ltd	6,477
860,666	*	Pendragon plc	318
198,326	*	Penske Auto Group, Inc	2,618
283,896		PEP Boys - Manny Moe & Jack	3,004
104,471		PetMed Express, Inc	1,828
503,210		Petsmart, Inc	17,612
508,126	*	Pier 1 Imports, Inc	4,162
21,970		Point, Inc	997
4,437,000	*	Pou Sheng International Holdings Ltd	629
62,468		PPR	10,113
124,266		Praktiker Bau- und Heimwerkermaerkte AG.	1,050
109,213		Premier Investments Ltd	757

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

218,913	*	Priceline.com, Inc	$76,257
374,006		RadioShack Corp	7,978
46,706	*	Rakuten, Inc	34,185
93,137		Reitmans Canada Ltd	1,681
32,182		Reject Shop Ltd	551
331,305		Rent-A-Center, Inc	7,415
190,933	*	Retail Ventures, Inc	2,054
16,400	*	Right On Co Ltd	84
156,745	*	rnb Retail and Brands AB	177
215,491	*	RONA, Inc	2,786
811,622		Ross Stores, Inc	44,330
68,106	*	Rue21, Inc	1,758
31,300		Ryohin Keikaku Co Ltd	1,050
846,000		SA SA International Holdings Ltd	675
568,096		SACI Falabella	5,528
659,317	*	Saks, Inc	5,670
413,551	*	Sally Beauty Holdings, Inc	4,632
62,100		Sanrio Co Ltd	1,187
93,655	*	Sears Holdings Corp	6,756
264,596	*	Select Comfort Corp	1,794
48,600		Senshukai Co Ltd	277
61,000		Shimachu Co Ltd	1,174
8,406		Shimamura Co Ltd	780
17,700		Shimojima Co Ltd	247
45,178	*	Shoe Carnival, Inc	913
106,230	*	Shutterfly, Inc	2,761
434,190	*	Signet Jewelers Ltd	13,781
222,671	*	Sonic Automotive, Inc (Class A)	2,189
252,082	*	Sports Direct International plc	558
208,456		Stage Stores, Inc	2,710
2,835,334		Staples, Inc	59,314
206		Start Today Co Ltd	575
227,855	*	Stein Mart, Inc	2,012
42,360		Stockmann Oyj Abp (B Share)	1,650
11,385	*	Suny Electronic, Inc Ltd	116
133,605		Super Cheap Auto Group Ltd	839
45,742		Systemax, Inc	562
1,982,196		Takashimaya Co Ltd	15,291
36,569		Takihyo Co Ltd	164
28,691		Takkt AG.	374
714,643	*	Talbots, Inc	9,362
4,880,805		Target Corp	260,829
248		Telepark Corp	358
10,259,605		Test-Rite International Co	8,161
379,243		Tiffany & Co	17,821
1,758,388		TJX Companies, Inc	78,476
219,475	*	Topps Tiles plc	198
140,018		Tractor Supply Co	5,553
740	*	TravelCenters of America LLC	3
619,208		Truworths International Ltd	6,219
186,603		Tsutsumi Jewelry Co Ltd	4,643
148,405	*	Tuesday Morning Corp	708

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

203,378	*	Ulta Salon Cosmetics & Fragrance, Inc	$5,939
861,699		United Arrows Ltd	11,602
923,560	*	Urban Outfitters, Inc	29,037
54,490	*	US Auto Parts Network, Inc	447
11,710		USS Co Ltd	874
7,445		Valora Holding AG.	1,902
60,106	*	Vitacost.com, Inc	361
68,198	*	Vitamin Shoppe, Inc	1,872
215,787		Warehouse Group Ltd	598
90,251	*	West Marine, Inc	917
587,568	*	Wet Seal, Inc (Class A)	1,992
342,363		WH Smith plc	2,437
801,770		Williams-Sonoma, Inc	25,416
7,908		Winmark Corp	264
1,148,785		Woolworths Holdings Ltd	4,457
153,600		Wotif.com Holdings Ltd	724
43,200		Xebio Co Ltd	840
142,228		Yamada Denki Co Ltd	8,825
135,000		Yokohama Reito Co Ltd	941
50,638	*	Yoox S.p.A	517
1,746	*	Zale Corp	4
87,602	*	Zumiez, Inc	1,854

		TOTAL RETAILING	3,146,499

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
97,438	*	Actel Corp	1,554
203,946	*	Advanced Analogic Technologies, Inc	716
161,547	*	Advanced Energy Industries, Inc	2,110
1,589,053	*	Advanced Micro Devices, Inc	11,298
8,317,297		Advanced Semiconductor Engineering, Inc	6,722
140,296		Advantest Corp	2,791
902,465		Aixtron AG.	26,820
47,132	*	Alpha & Omega Semiconductor Lt	535
1,846,549		Altera Corp	55,692
463,762	*	Amkor Technology, Inc	3,047
248,628	*	Anadigics, Inc	1,514
2,028,823		Analog Devices, Inc	63,664
9,662,780		Applied Materials, Inc	112,862
278,538	*	Applied Micro Circuits Corp	2,785
2,296,203		ARM Holdings plc	14,147
109,812	*	ASM International NV	2,793
822,448		ASM Pacific Technology	7,335
914,471		ASML Holding NV	27,314
450,639	*	Atheros Communications, Inc	11,874
1,734,288	*	Atmel Corp	13,805
198,545	*	ATMI, Inc	2,950
14,493		Austriamicrosystems AG.	519
627,519	*	Avago Technologies Ltd	14,125
448,180	*	Axcelis Technologies, Inc	865
9,200		Axell Corp	184
130,387	*	AXT, Inc	863
3,171,695		Broadcom Corp (Class A)	112,247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

290,497	*	Brooks Automation, Inc	$1,949
121,610	*	Cabot Microelectronics Corp	3,913
191,629	*	Cavium Networks, Inc	5,511
13,192	*	Centrotherm Photovoltaics AG.	555
93,646	*	Ceva, Inc	1,339
11,538	*,m	China Energy Savings Technology, Inc	1
382,086	*	Cirrus Logic, Inc	6,816
115,027		Cohu, Inc	1,448
329,351	*	Conexant Systems, Inc	540
539,529	*	Cree, Inc	29,291
254,529	*	CSR plc	1,435
138,205	*	Cymer, Inc	5,125
422,473	*	Cypress Semiconductor Corp	5,315
406,000	*	Dainippon Screen Manufacturing Co Ltd	2,091
85,260	*	Dialog Semiconductor plc	1,391
143,933	*	Diodes, Inc	2,460
45,072		Disco Corp	2,592
168,328	*	DSP Group, Inc	1,178
508,121	*	Elpida Memory, Inc	5,843
196,658	*	Energy Conversion Devices, Inc	987
654,018	*	Entegris, Inc	3,054
261,071	*	Entropic Communications, Inc	2,506
874,578		Epistar Corp	2,766
823,373	*	Evergreen Solar, Inc	604
180,376	*	Exar Corp	1,080
1,012,908	*	Fairchild Semiconductor International, Inc	9,521
257,054	*	FEI Co	5,031
29,000		Ferrotec	320
234,212	*	First Solar, Inc	34,511
206,196	*	Formfactor, Inc	1,773
101,626	*	FSI International, Inc	270
3,600		Furuya Metal Co Ltd	228
93,372	*	GSI Technology, Inc	535
264,725	*	GT Solar International, Inc	2,216
960,000		Hannstar Board International Holdings Ltd	167
150,154	*	Hittite Microwave Corp	7,155
653,610	*	Hynix Semiconductor, Inc	12,697
44,673	*	Ikanos Communications, Inc	53
2,461,286	*	Infineon Technologies AG.	17,049
2,348,377	*	Inotera Memories, Inc	1,315
891,720	*	Integrated Device Technology, Inc	5,217
121,611	*	Integrated Silicon Solution, Inc	1,047
26,397,163		Intel Corp	507,618
147,476	*	International Rectifier Corp	3,110
258,132		Intersil Corp (Class A)	3,018
123,344	*	IXYS Corp	1,178
13,969		Kerself S.p.A.	66
1,056,669		Kinsus Interconnect Technology Corp	2,706
875,568		Kla-Tencor Corp	30,846
71,130		Kontron AG.	617
400,745	*	Kopin Corp	1,423

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

285,956	*	Kulicke & Soffa Industries, Inc	$1,770
830,355	*	Lam Research Corp	34,750
819,693	*	Lattice Semiconductor Corp	3,894
1,143,839		Linear Technology Corp	35,150
1,340,902	*	LSI Logic Corp	6,115
683,045	*	LTX-Credence Corp	1,428
7,842,959		Macronix International	4,883
3,055	*	Manz Automation AG.	206
5,565,450	*	Marvell Technology Group Ltd	97,452
254,093	*	Mattson Technology, Inc	699
859,567		Maxim Integrated Products, Inc	15,911
21,654	*	MaxLinear, Inc	243
1,262,213		MediaTek, Inc	17,736
31,517	*	Melexis NV	478
53,928	*	Mellanox Technologies Ltd	1,090
469,395	*	MEMC Electronic Materials, Inc	5,595
261,034		Micrel, Inc	2,574
382,899		Microchip Technology, Inc	12,042
6,035,153	*	Micron Technology, Inc	43,513
43,259	*	Micronas Semiconductor Holdings, Inc	304
19,100		Micronics Japan Co Ltd	158
459,433	*	Microsemi Corp	7,879
294,573	*	Microtune, Inc	854
30,400		Mimasu Semiconductor Industry Co Ltd	305
140,285	*	Mindspeed Technologies, Inc	1,090
275,449	*	MIPS Technologies, Inc	2,680
31,800	*	Mitsui High-Tec, Inc	179
238,528	*	MKS Instruments, Inc	4,289
145,834	*	Monolithic Power Systems, Inc	2,381
114,207	*	MoSys, Inc	557
348,884		Motech Industries, Inc	1,301
87,758	*	Nanometrics, Inc	1,321
1,398,402	*	Nanya Technology Corp	947
496,202		National Semiconductor Corp	6,336
275,621	*	Netlogic Microsystems, Inc	7,602
623,826		Novatek Microelectronics Corp Ltd	1,767
200,541	*	Novellus Systems, Inc	5,330
15,300		NPC, Inc	312
25,856	*	NVE Corp	1,113
5,796,865	*	Nvidia Corp	67,707
1,228,152	*	NXP Semiconductors	15,217
308,540	*	Omnivision Technologies, Inc	7,109
926,509	*	ON Semiconductor Corp	6,680
95,872	*	PDF Solutions, Inc	355
119,923	*	Pericom Semiconductor Corp	1,042
154,146		Phison Electronics Corp	750
265,537	*	Photronics, Inc	1,405
122,278		Pixart Imaging, Inc	599
153,919	*	PLX Technology, Inc	557
748,490	*	PMC - Sierra, Inc	5,509
95,718		Power Integrations, Inc	3,043
6,255,201	*	Powerchip Semiconductor Corp	1,732
2,111,086		Powertech Technology, Inc	6,791

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

810,894		PV Crystalox Solar plc	$640
94,480	*	Q-Cells AG.	529
219,130	*	Rambus, Inc	4,567
481,998		Realtek Semiconductor Corp	1,114
250,546	*	Renewable Energy Corp AS	849
1,391,408	*	RF Micro Devices, Inc	8,543
166,661		Richtek Technology Corp	1,238
182,058		Rohm Co Ltd	11,231
18,965	*	Roth & Rau AG.	452
63,578	*	Rubicon Technology, Inc	1,443
144,845	*	Rudolph Technologies, Inc	1,204
192,422		Samsung Electronics Co Ltd	131,123
30,618		Samsung Electronics Co Ltd (Preference)	14,957
232,000	*	Sanken Electric Co Ltd	748
24,645,000	*	Semiconductor Manufacturing International	1,779
268,168	*	Semtech Corp	5,414
39,203		Seoul Semiconductor Co Ltd	1,492
42,000	*	Shibaura Mechatronics Corp	141
90,000		Shindengen Electric Manufacturing Co Ltd	319
20,500		Shinkawa Ltd	213
183,446		Shinko Electric Industries	2,028
142,195	*	Sigma Designs, Inc	1,634
117,108	*	Silex Systems Ltd	573
305,660	*	Silicon Image, Inc	1,461
92,641	*	Silicon Laboratories, Inc	3,395
25,200	*	Silicon Works Co Ltd	1,547
3,828,031		Siliconware Precision Industries Co	4,019
4,900,000	*	Sino-Tech International Holdings Ltd	265
1,124,307	*	Skyworks Solutions, Inc	23,251
108,088	*	SOITEC	1,028
116,980		Solarworld AG.	1,467
40,598,511		Solomon Systech International Ltd	2,564
85,656	*	Spansion, Inc	1,282
106,835	*	Standard Microsystems Corp	2,437
1,249,569		STMicroelectronics NV	9,567
225,774	*	Sumco Corp	3,521
306,324	*	Sunpower Corp (Class A)	4,411
27	*	Sunpower Corp (Class B)	0	^
45,654	*	Supertex, Inc	1,010
41,060,717		Taiwan Semiconductor Manufacturing Co Ltd	81,487
2,021,546	*	Teradyne, Inc	22,520
301,551	*	Tessera Technologies, Inc	5,579
3,874,625		Texas Instruments, Inc	105,158
74		Thine Electronics Inc	78
213,182		Tokyo Electron Ltd	10,687
57,300	*	Tokyo Seimitsu Co Ltd	745
274,015	*	Tower Semiconductor Ltd	385
260,508		Transcend Information, Inc	671
521,374	*	Trident Microsystems, Inc	892
722,694	*	Triquint Semiconductor, Inc	6,938
107,142	*	Ultra Clean Holdings	924
107,539	*	Ultratech, Inc	1,839

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,900		Ulvac, Inc	$1,244
23,649,022		United Microelectronics Corp	10,484
2,252,743		Vanguard International Semiconductor Corp	988
162,482	*	Varian Semiconductor Equipment Associates, Inc	4,676
359,916	*	Veeco Instruments, Inc	12,550
599,270	*	Verigy Ltd	4,872
182,331	*	Volterra Semiconductor Corp	3,924
3,386,000	*	Winbond Electronics Corp	898
159,582	*	Wolfson Microelectronics plc	674
526,472		Xilinx, Inc	14,009
383,021	*	Zoran Corp	2,926

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,239,942

SOFTWARE & SERVICES - 6.5%
63,953	*	Absolute Software Corp	246
2,310,643		Accenture plc	98,179
687	*	Access Co Ltd	865
166,608	*	ACI Worldwide, Inc	3,730
1,658	*	Acotel Group S.p.A	107
1,659,974		Activision Blizzard, Inc	17,961
250,292	*	Actuate Corp	1,289
433,280	*	Acxiom Corp	6,872
2,235,774	*	Adobe Systems, Inc	58,465
63,093	*	Advent Software, Inc	3,293
730,262	*	Akamai Technologies, Inc	36,645
1,807,500		Alibaba.com Ltd	3,765
2,029,020	*	Alliance Data Systems Corp	132,413
137,547		Alpha Systems, Inc	2,709
34,467		Alten	1,117
122,277	*	Altran Technologies S.A.	486
750,000	*	Amadeus IT Holding S.A.	13,798
817,175	*	Amdocs Ltd	23,420
115,463	*	American Software, Inc (Class A)	681
82,335	*	Ancestry.com, Inc	1,874
292,556	*	Ansys, Inc	12,360
1,352,219	*	AOL, Inc	33,467
48,595	*	Archipelago Learning, Inc	582
130,048	*	ArcSight, Inc	5,665
344,387		Argo Graphics, Inc	4,051
389,466	*	Ariba, Inc	7,361
859,967	*	Art Technology Group, Inc	3,552
273,812	*	Aspen Technology, Inc	2,839
78,015		Asseco Poland S.A.	1,409
437,118	*	Atos Origin S.A.	19,760
1,686,431	*	Autodesk, Inc	53,915
1,203,126		Automatic Data Processing, Inc	50,567
5,576,907	*	Autonomy Corp plc	158,832
501,080		Aveva Group plc	11,516
217,991	*	Baidu, Inc (ADR)	22,370
28,334		Bechtle AG.	937
250,467		Blackbaud, Inc	6,021
147,196	*	Blackboard, Inc	5,305

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,392,353	*	BMC Software, Inc	$56,362
141,638	*	Bottomline Technologies, Inc	2,176
319,605		Broadridge Financial Solutions, Inc	7,309
17,100	*	BroadSoft, Inc	148
306,606	*	Buongiorno S.p.A.	446
1,159,645		CA, Inc	24,492
183,788	*	CACI International, Inc (Class A)	8,318
573,927	*	Cadence Design Systems, Inc	4,379
95,769		Cap Gemini S.A.	4,805
121,986		Capcom Co Ltd	1,913
145,283		carsales.com.au Ltd	653
39,698		Cass Information Systems, Inc	1,362
139,988	*,b	CDC Corp	592
21,466		Cegid Group	622
490,071	*	CGI Group, Inc	7,378
160,867	*	Check Point Software Technologies	5,941
17,758	*	ChinaCache International Holdings Ltd. (ADR)	247
48,000		Chinese Gamer International Corp	361
263,253	*	Ciber, Inc	792
570,735	*	Citrix Systems, Inc	38,947
1,462,760	*	Cognizant Technology Solutions Corp (Class A)	94,304
8,772		ComBOTS AG.	99
521,989	*	Commvault Systems, Inc	13,587
1,013,643		Companhia Brasileira de Meios de Pagamento	8,824
363,172		Computacenter plc	1,634
930,884		Computer Sciences Corp	42,821
70,488	*	Computer Task Group, Inc	539
420,316		Computershare Ltd	3,961
458,674	*	Compuware Corp	3,912
101,803	*	comScore, Inc	2,394
174,374	*	Concur Technologies, Inc	8,621
125,596	*	Constant Contact, Inc	2,692
968,002	*	Convergys Corp	10,116
13,260	*	Convio, Inc	122
760,000		CSE Global Ltd	618
295,529		CSG Ltd	513
223,460	*	CSG Systems International, Inc	4,074
105,300		CSK Holdings Corp	378
126,976		Customers Ltd	245
98,579		Dassault Systemes S.A.	7,252
2,493	*	Daum Communications	172
173,478	*	DealerTrack Holdings, Inc	2,963
100,385	*	Deltek, Inc	804
112,113	*	DemandTec, Inc	1,055
11,111		Devoteam S.A.	292
203,258		Diamond Management & Technology Consultants, Inc	2,541
84,802	*	Dice Holdings, Inc	719
2,994	*	Digital Garage, Inc	5,380
186,002	*	Digital River, Inc	6,332
2,372,706		Dimension Data Holdings plc	4,458
139,091	*	DivX, Inc	1,326
31,759	*	DMRC Corp	745

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

308,918		DST Systems, Inc	$13,852
27,800		DTS Corp	281
135		Dwango Co Ltd	271
2,048		eAccess Ltd	1,570
606,973		Earthlink, Inc	5,517
5,905,353	*	eBay, Inc	144,090
117,504	*	Ebix, Inc	2,755
42,972	*	Echo Global Logistics, Inc	549
12,320		Econocom Group	185
60,000	*	EDB Business Partner ASA	147
1,045,164	*	Electronic Arts, Inc	17,172
248,495		Ementor ASA	1,969
5,898		Engineering Ingegneria Informatica S.p.A.	167
17,400	*	Envestnet, Inc	182
232,738	*	Epicor Software Corp	2,025
161,886		EPIQ Systems, Inc	1,985
17,189	*	ePlus, Inc	369
141,769	*	Equinix, Inc	14,510
243,834	*	Euronet Worldwide, Inc	4,387
17,784		Exact Holding NV	450
73,049	*	ExlService Holdings, Inc	1,421
12,100	*	Eyeblaster, Inc	167
283,921		Factset Research Systems, Inc	23,035
211,046		Fair Isaac Corp	5,204
154,345	*	FalconStor Software, Inc	472
552,624		Fidelity National Information Services, Inc	14,993
44,898		Fidessa Group plc	1,070
217,749		First American Corp	4,172
313,809	*	Fiserv, Inc	16,889
64,306	*	Forrester Research, Inc	2,127
124,612	*	Forthnet S.A.	114
264,848	*	Fortinet, Inc	6,621
125,728		F-Secure Oyj	389
46,400		FUJI SOFT, Inc	714
249		Future Architect, Inc	88
90,239	*	GameLoft	440
564,492	*	Gartner, Inc	16,619
138,100	*	Genpact Ltd	2,449
812,500		Geodesic Information Systems Ltd	1,685
70,995		GFI Informatique	270
181,040	*	Global Cash Access, Inc	739
445,426		Global Payments, Inc	19,104
72,900		GMO internet, Inc	258
1,522,609	*	Google, Inc (Class A)	800,572
170		Gourmet Navigator, Inc	222
350,000	*	Gravity Co Ltd (ADR)	525
3,500	*	Gree, Inc	57
17,970,000	*	G-Resources Group Ltd	1,204
55,981		Groupe Steria SCA	1,674
418,341	*	GSI Commerce, Inc	10,333
51,635	*	Guidance Software, Inc	302
136,217	*	Hackett Group, Inc	563

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

202,000		HCL Technologies Ltd	$1,891
170,968		Heartland Payment Systems, Inc	2,602
195,902	*	Hewitt Associates, Inc (Class A)	9,879
67,702		HIQ International AB	343
959,420	*	IAC/InterActiveCorp	25,204
102,957		iGate Corp	1,868
5,977	*	Index Corp	235
521,210		Indra Sistemas S.A.	9,940
87,198		Industrial & Financial Systems	1,213
42,000		Ines Corp	268
458,324	*	Informatica Corp	17,604
431,900	a,m	Information Development Co	3,032
34,400		Information Services International-Dentsu Ltd	240
184,878	*	Infospace, Inc	1,601
777,211		Infosys Technologies Ltd	52,762
401,949		Intec Telecom Systems plc	478
102,016	*	Integral Systems, Inc	753
62,876	*	Interactive Intelligence, Inc	1,107
240,074	*	Internap Network Services Corp	1,179
5,666,906		International Business Machines Corp	760,158
129,067	*	Internet Brands, Inc (Class A)	1,714
203,135	*	Internet Capital Group, Inc	2,241
8,299	*	Internet Gold-Golden Lines Ltd	191
231		Internet Initiative Japan, Inc	611
1,917,510	*	Intuit, Inc	84,006
225,857		Iress Market Technology Ltd	1,866
132,860		IT Holdings Corp	1,436
131,887		Itochu Techno-Science Corp	4,307
196,493	*	j2 Global Communications, Inc	4,675
385,696		Jack Henry & Associates, Inc	9,835
201,334	*	JDA Software Group, Inc	5,106
627		Kakaku.com, Inc	3,631
165,452	*	Kenexa Corp	2,899
59,147		Keynote Systems, Inc	687
85,352	*	KIT Digital, Inc	1,023
145,042	*	Knot, Inc	1,324
194,433		Konami Corp	3,433
758,520	*	Lawson Software, Inc	6,425
430,687		Lender Processing Services, Inc	14,312
163,870	*	Limelight Networks, Inc	964
308,110	*	Lionbridge Technologies	1,325
71,673	*	Liquidity Services, Inc	1,147
230,595	*	Liveperson, Inc	1,937
71,415	*	Local.com Corp	316
3,154,986		LogicaCMG plc	6,284
110,398	*	LogMeIn, Inc	3,972
3,517	*	Longtop Financial Technologies Ltd (ADR)	138
125,661	*	LoopNet, Inc	1,488
75,525	*	MacDonald Dettwiler & Associates Ltd	3,340
466		Macromill, Inc	748
240,680	*	Magma Design Automation, Inc	891
139,426	*	Manhattan Associates, Inc	4,092

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

102,811	*	Mantech International Corp (Class A)	$4,071
120,179		Marchex, Inc (Class B)	655
454,898		Mastercard, Inc (Class A)	101,896
52,927		Matrix IT Ltd	287
112,654		MAXIMUS, Inc	6,937
511,253	*	McAfee, Inc	24,162
14,892		Meetic	471
477,178	*	Mentor Graphics Corp	5,044
430,973		Micro Focus International plc	2,583
407,032	*	Micros Systems, Inc	17,230
43,117,137		Microsoft Corp	1,055,938
62,200	*	MicroStrategy, Inc (Class A)	5,387
582,976	*	Misys plc	2,616
86	*	Mixi Inc	448
270,155	*	ModusLink Global Solutions, Inc	1,715
406,458	*	MoneyGram International, Inc	992
369,915		Moneysupermarket.com Group plc	476
104,812	*	Monotype Imaging Holdings, Inc	959
347,614	*	Monster Worldwide, Inc	4,505
12,100	*	Motricity, Inc	145
738,185	*	Move, Inc	1,646
151		MTI Ltd	192
31,962	*	NCI, Inc (Class A)	605
18,365		Ncsoft	3,817
42,700		NEC Fielding Ltd	474
15,119		Nemetschek AG.	499
3,808	*	Neowiz Games Corp	154
33,617		Net Entertainment NE AB	314
791		NET One Systems Co Ltd	1,071
220,481	*	Netscout Systems, Inc	4,522
75,870	*	NetSuite, Inc	1,788
26,781		NetVision Ltd	303
351,184	*	NeuStar, Inc (Class A)	8,730
62,152	*	NHN Corp	10,683
238,318		NIC, Inc	1,976
73,715	*	Nice Systems Ltd	2,271
75,900		Nihon Unisys Ltd	502
150,191		Nintendo Co Ltd	37,530
46,100		Nippon System Development Co Ltd	523
335,401		Nippon Systemware Co Ltd	1,314
120,004		Nomura Research Institute Ltd	2,255
37,073		Novabase SGPS S.A.	162
1,057,169	*	Novell, Inc	6,311
36,600		NS Solutions Corp	673
2,752		NTT Data Corp	8,700
2,046,096	*	Nuance Communications, Inc	32,001
8,500		OBIC Business Consultants Ltd	457
16,806		Obic Co Ltd	3,177
127,683	*	Online Resources Corp	567
65,137	*	Open Text Corp	3,074
68,774	*	OpenTable, Inc	4,682
397,901	*	Openwave Systems, Inc	676

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

201,398		Opera Software ASA	$925
52,423		Opnet Technologies, Inc	951
18,344,621		Oracle Corp	492,552
37,421		Oracle Corp Japan	1,782
34,461		ORC Software AB	680
62,957	*	Ordina NV	230
15,741		Otsuka Corp	1,045
516,058	*	Parametric Technology Corp	10,084
4,161		Patni Computer Systems Ltd	38
685,693		Paychex, Inc	18,850
275,000	m	PCA Corp	2,741
57,841		Pegasystems, Inc	1,796
105,944	*	Perficient, Inc	968
2,486	*	Phoenix Technologies Ltd	10
3,651,321		Playtech Ltd	24,894
190,027	*	Progress Software Corp	6,290
94,575	*	PROS Holdings, Inc	878
70,273		QAD, Inc	292
163,832	*	QLIK Technologies, Inc	3,612
358,168	*	Quest Software, Inc	8,807
42,503	*	QuinStreet, Inc	639
425,814	*	Rackspace Hosting, Inc	11,063
181,919	*	Radiant Systems, Inc	3,111
211,000	*	RCG Holdings Ltd	126
61,800	*	RealD, Inc	1,143
360,626	*	RealNetworks, Inc	1,176
41,900	*	RealPage, Inc	799
892,011	*	Red Hat, Inc	36,572
423,700		Redecard S.A.	6,573
88,193		Redflex Holdings Ltd	220
78,009		Renaissance Learning, Inc	795
5,378		Reply S.p.A.	118
20,509	*	Retalix Ltd	257
139,057	*	RightNow Technologies, Inc	2,739
44,780	*	Rosetta Stone, Inc	951
362,468	*	Rovi Corp	18,272
267,519	*	S1 Corp	1,394
121,055	*	Saba Software, Inc	659
2,332,164		Sage Group plc	10,123
844,910	*	SAIC, Inc	13,502
296,070	*	Salesforce.com, Inc	33,101
1,392,478		SAP AG.	68,880
454,170		Sapient Corp	5,436
897,250	*	Satyam Computer Services Ltd	1,802
159,561	*	SAVVIS, Inc	3,364
107,203	*	SDL plc	1,006
6,202		SimCorp AS	988
514	*	Simplex Technology, Inc	312
2,640	*	Sina Corp	134
20,717		SK C&C Co Ltd	1,844
135,906	*	Smith Micro Software, Inc	1,351
168,678		SMS Management & Technology Ltd	1,081

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,242		Software AG.	$4,136
215,635	*	SolarWinds, Inc	3,722
140,251		Solera Holdings, Inc	6,193
194		So-net Entertainment Corp	518
113,529	*	Sonic Solutions, Inc	1,292
7,439		Sopra Group S.A.	584
186,615	*	Sourcefire, Inc	5,382
10,365	*	SPS Commerce, Inc	133
180,495		Square Enix Co Ltd	4,045
216,911	*	SRA International, Inc (Class A)	4,277
53,725	*	SRS Labs, Inc	502
51,931	*	SS&C Technologies Holdings, Inc	821
55,550	*	Stamps.com, Inc	722
790	*	StarTek, Inc	3
10,011	*	Stream Global Services, Inc	41
263,198	*	SuccessFactors, Inc	6,609
26,271		Sumisho Computer Systems Corp	399
207,693	*	SupportSoft, Inc	951
10,232		Sword Group	363
6,584,783	*	Symantec Corp	99,891
90,429	*	Synchronoss Technologies, Inc	1,611
304,669	*	Synopsys, Inc	7,547
54,849		Syntel, Inc	2,441
24,900	*	TA Indigo Holding Corp	421
318,562	*	Take-Two Interactive Software, Inc	3,230
300,109	*	Taleo Corp (Class A)	8,700
846,310		Tata Consultancy Services Ltd	17,458
59,644	*	TechTarget, Inc	313
45,800		Tecmo Koei Holdings Co Ltd	301
245,441	*	Telecity Group plc	1,910
278,302	*	TeleCommunication Systems, Inc (Class A)	1,088
42,596		Telecomunicaciones y Energia	151
33,589	*	TeleNav, Inc	178
251,817	*	TeleTech Holdings, Inc	3,737
502,522	*	Temenos Group AG.	15,393
1,622,600		Tencent Holdings Ltd	35,468
1,239,803	*	Teradata Corp	47,807
246,358	*	Terremark Worldwide, Inc	2,547
328,978	*	THQ, Inc	1,322
1,009,463	*	TIBCO Software, Inc	17,908
74,519	*	Tier Technologies, Inc	413
99,807		Tietoenator Oyj	1,987
3,891,041	*	Tiscali S.p.A.	535
513,190	*	TiVo, Inc	4,650
20,200		TKC	388
111,976	*	TNS, Inc	1,898
1,029,755		Total System Services, Inc	15,693
69,707	*	TradeDoubler AB	362
49,100	*	Trans Cosmos, Inc/Japan	402
26,986	*	Travelzoo, Inc	695
49,103	*	Trend Micro, Inc	1,465
121,495	*	Tyler Technologies, Inc	2,449

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60	*	Ubiquitous Corp	$124
119,763	*	UBISOFT Entertainment	1,333
107,648	*	Ultimate Software Group, Inc	4,160
80,766	*	Unica Corp	1,694
436,809	*	Unisys Corp	12,187
36,234		Unit 4 Agresso NV	988
428,235		United Internet AG.	6,924
541,755		United Online, Inc	3,099
522,808	*	Valueclick, Inc	6,838
125,488	*	Vasco Data Security International	816
477,636	*	VeriFone Holdings, Inc	14,840
283		VeriSign Japan KK	110
412,351	*	VeriSign, Inc	13,088
140,660		VirnetX Holding Corp	2,065
62,720	*	Virtusa Corp	608
1,763,677		Visa, Inc (Class A)	130,970
139,583	*	VistaPrint Ltd	5,395
630,963	*	VMware, Inc (Class A)	53,594
76,979	*	Vocus, Inc	1,423
345,953	*	Wave Systems Corp	775
131,370	*	WebMD Health Corp (Class A)	6,551
286,385	*	Websense, Inc	5,080
117		Wellnet Corp	84
4,580,827		Western Union Co	80,943
803,078		Wipro Ltd	8,033
162,608		Wirecard AG.	2,215
444		Works Applications Co Ltd	205
170,021	*	Wright Express Corp	6,071
286,066		Xchanging plc	645
4,227	*	XING AG.	166
26,473		Yahoo! Japan Corp	9,146
5,151,744	*	Yahoo!, Inc	73,000
97		Zappallas, Inc	129
296,913	*	Zix Corp	843

		TOTAL SOFTWARE & SERVICES	6,405,122

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
43,200	*	5N Plus, Inc	243
1,270,000		AAC Acoustic Technologies Holdings, Inc	2,770
31,247		Aastra Technologies Ltd	726
3,408,325		Acer, Inc	8,662
256,341	*	Acme Packet, Inc	9,726
514,394	*	ADC Telecommunications, Inc	6,517
346,696		Adtran, Inc	12,238
87,732	*	ADVA AG. Optical Networking	659
280,978		Advantech Co Ltd	739
1,434,379	*	Agilent Technologies, Inc	47,866
199,196	*	Agilysys, Inc	1,295
18,500		Aiphone Co Ltd	293
4,616,059	*	Alcatel S.A.	15,543
333,700	*	Alps Electric Co Ltd	2,734
82,284	*	Alvarion Ltd	162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,056		Amper S.A.	$176
396,028		Amphenol Corp (Class A)	19,398
84,403	*	Anaren, Inc	1,417
211,562	*	Anixter International, Inc	11,422
134,000	*	Anritsu Corp	848
5,602,277	*	Apple, Inc	1,589,645
52,200		Arisawa Manufacturing Co Ltd	325
811,420	*	Arris Group, Inc	7,928
246,624	*	Arrow Electronics, Inc	6,592
2,125,000	*	Artel Solutions Group Holdings Ltd	86
348,908	*	Aruba Networks, Inc	7,446
39,357	*	Ascom Holding AG.	453
781,978		Asustek Computer, Inc	5,607
18,207,853		AU Optronics Corp	18,883
667,329	*	AU Optronics Corp (ADR)	6,980
45,629	*	Audiocodes Ltd	167
20,218		Austria Technologie & Systemtechnik AG.	326
272,221	*	Avanzit S.A.	218
3,715,741		Avermedia Technologies	5,019
129,749	*	Avid Technology, Inc	1,701
529,743	*	Avnet, Inc	14,308
283,381		AVX Corp	3,916
55,619		Axis Communications AB	805
49,966	*	Balda AG.	339
17,884	*	Barco NV	817
55,580		Bel Fuse, Inc (Class B)	1,157
341,974	*	Benchmark Electronics, Inc	5,608
1,748,120	*	Benq Corp	1,239
192,846	*	BigBand Networks, Inc	548
98,282		Black Box Corp	3,151
252,236	*	Blue Coat Systems, Inc	6,069
203,049	*	Bookham, Inc	3,251
511,665	*	Brightpoint, Inc	3,577
932,727	*	Brocade Communications Systems, Inc	5,447
208,461		Brother Industries Ltd	2,575
123,249	*	Bull S.A.	524
25,843	*	Calix Networks, Inc	371
33,000		Canon Electronics, Inc	843
1,726,500		Canon, Inc	80,555
1,660,853		Catcher Technology Co Ltd	3,828
349,057	*	Celestica, Inc	2,931
50,594	*	Ceragon Networks Ltd	507
198,201	*	Checkpoint Systems, Inc	4,033
369,416		Cheng Uei Precision Industry Co Ltd	683
501,347		Chicony Electronics Co Ltd	1,059
4,982,825	*	Chunghwa Picture Tubes Ltd	719
368,058	*	Ciena Corp	5,731
35,317,153	*	Cisco Systems, Inc	773,445
312,619		Citizen Watch Co Ltd	1,876
636,212		Clevo Co	1,448
3,248,000	*	CMC Magnetics Corp	865
53,700	*	CMK Corp	239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

291,071	*	Cogent, Inc	$3,097
171,277		Cognex Corp	4,594
156,774	*	Coherent, Inc	6,273
105,400	*	COM DEV International Ltd	238
635,732	*	CommScope, Inc	15,092
286,675		Compal Communications, Inc	263
7,977,469		Compal Electronics, Inc	9,537
189,936	*	Compellent Technologies, Inc	3,453
221,326	*	Comtech Telecommunications Corp	6,053
108,397	*	Comverge, Inc	852
2,860,800		Coretronic Corp	4,395
6,692,251		Corning, Inc	122,335
54,602	*	CPI International, Inc	764
268,839	*	Cray, Inc	1,774
63,850		Creative Technology Ltd	194
194,783		CTS Corp	1,874
7,800		DAI-ICHI SEIKO Co Ltd	377
152,215		Daktronics, Inc	1,495
65,114		DDi Corp	602
9,160,693	*	Dell, Inc	118,723
3,231,964		Delta Electronics, Inc	13,500
136,000		Denki Kogyo Co Ltd	603
109,941	*	DG FastChannel, Inc	2,391
130,402		Diebold, Inc	4,054
131,429	*	Digi International, Inc	1,247
9,063	*	Digital Multimedia Technologies S.p.A.	163
452,530		Diploma plc	2,022
292,709	*	Dolby Laboratories, Inc (Class A)	16,629
73,949	*	DTS, Inc	2,823
153,102	*	Echelon Corp	1,309
117,583	*	EchoStar Corp (Class A)	2,243
20,371		Eizo Nanao Corp	429
72,149		Electro Rent Corp	958
131,719	*	Electro Scientific Industries, Inc	1,463
813,525		Electrocomponents plc	3,103
198,567	*	Electronics for Imaging, Inc	2,407
625,997	*	Eltek ASA	325
9,301,318	*	EMC Corp	188,910
85,492	*	EMS Technologies, Inc	1,593
393,693	*	Emulex Corp	4,110
19,800		Enplas Corp	276
4,446,880		Ericsson (LM) (B Shares)	48,821
58,243		Esprinet S.p.A.	525
334,970		Everlight Electronics Co Ltd	942
14,896		EVS Broadcast Equipment S.A.	914
32,563	*	Exfo Electro Optical Engineering, Inc	188
421,653	*	Extreme Networks, Inc	1,311
469,626	*	F5 Networks, Inc	48,752
32,200	*	Fabrinet	509
70,526	*	FARO Technologies, Inc	1,538
111,000	*	FDK Corp	158
355,778	*	Finisar Corp	6,685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,212		Firich Enterprises Co Ltd	$26
316,153	*	Flir Systems, Inc	8,125
2,388,779	*	Foxconn International Holdings Ltd	1,755
841,278		Foxconn Technology Co Ltd	2,666
1,101,075		Fuji Folms Holdings Corp	36,470
6,399,643		Fujitsu Ltd	44,923
28,700		Furuno Electric Co Ltd	133
419,705		Gemalto NV	17,225
140,413	*	Gerber Scientific, Inc	866
40,103	*	Gilat Satellite Networks Ltd	236
109,556	*	Globecomm Systems, Inc	917
54,900		Hakuto Co Ltd	487
534,299		Halma plc	2,656
70,200		Hamamatsu Photonics KK	2,290
5,539,441	*	HannStar Display Corp	1,106
454,422	*	Harmonic, Inc	3,126
751,400		Harris Corp	33,280
333,790	*	Harris Stratex Networks, Inc (Class A)	1,365
16,480,385		Hewlett-Packard Co	693,329
1,854,967		High Tech Computer Corp	42,097
10,200		Hioki EE Corp	211
26,598		Hirose Electric Co Ltd	2,680
54,290		Hitachi High-Technologies Corp	1,002
67,000		Hitachi Kokusai Electric, Inc	508
14,654,251	*	Hitachi Ltd	64,074
15,509,829		Hon Hai Precision Industry Co, Ltd	58,334
47,495		Horiba Ltd	1,160
102,100		Hosiden Corp	925
755,115	*	Hoya Corp	18,408
40,202	*	Hughes Communications, Inc	1,096
134,785	*	Hutchinson Technology, Inc	468
228,715	*	Hypercom Corp	1,487
194,073	*	Ibiden Co Ltd	4,926
12,200		Icom, Inc	318
71,346	*	ICx Technologies, Inc	539
300,000	*	Imagination Technologies Group PLC	1,797
168,923	*	Imation Corp	1,576
136,882	*	Immersion Corp	809
2,359		Inficon Holding AG.	331
365,944	*	Infinera Corp	4,271
48,205		Ingenico	1,408
319,026	*	Ingram Micro, Inc (Class A)	5,379
6,161,243		InnoLux Display Corp	8,382
244,540	*	Insight Enterprises, Inc	3,825
193,170	*	InterDigital, Inc	5,720
206,656	*	Intermec, Inc	2,534
105,864	*	Intevac, Inc	1,060
4,354,356		Inventec Co Ltd	2,265
115,460	*	IPG Photonics Corp	2,787
185,225	*	Isilon Systems, Inc	4,127
162,956	*	Itron, Inc	9,978
59,212		Ituran Location and Control Ltd	843

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

164,805	*	Ixia	$2,044
595,228		Jabil Circuit, Inc	8,577
132,000		Japan Aviation Electronics Industry Ltd	803
18,900		Japan Cash Machine Co Ltd	144
54,400		Japan Digital Laboratory Co Ltd	545
213,000	*	Japan Radio Co Ltd	490
295,200		JCY International Bhd	95
4,137,222	*	JDS Uniphase Corp	51,260
53,096	*	Jenoptik AG.	308
2,255,581	*	Juniper Networks, Inc	68,457
27,600		Kaga Electronics Co Ltd	301
5,839		Kapsch TrafficCom AG.	311
54,362		Keithley Instruments, Inc	1,169
46,783		Keyence Corp	10,177
1,366,776		Kingboard Chemical Holdings Ltd	6,923
73,400		Koa Corp	698
775,321		Konica Minolta Holdings, Inc	7,560
46,641		Kudelski S.A.	1,220
69,451	*	KVH Industries, Inc	1,042
275,003		Kyocera Corp	25,993
369,983	*	L-1 Identity Solutions, Inc	4,340
511,372		Laird Group plc	1,113
229,734		Largan Precision Co Ltd	4,375
16,403,700		Lenovo Group Ltd	10,127
622,192	*	Lexmark International, Inc (Class A)	27,762
12,090		LG Innotek Co Ltd	1,484
387,112		LG.Philips LCD Co Ltd	13,376
4,634,334		Lite-On Technology Corp	5,845
99,200	*	Littelfuse, Inc	4,335
19,330	*	Logitech International S.A.	337
1,797	*	LoJack Corp	7
59,024	*	Loral Space & Communications, Inc	3,081
27,100		Macnica, Inc	530
145,000		Marubun Corp	665
113,929	*	Maxwell Technologies, Inc	1,665
859,000	m	Meadville Holdings Ltd	141
65,952	*	Measurement Specialties, Inc	1,219
21,800	*	Megachips Corp	366
14,600		Meiko Electronics Co	284
29,500		Melco Holdings, Inc	994
142,134	*	Mercury Computer Systems, Inc	1,710
23,491	*	Meru Networks, Inc	405
178,803		Methode Electronics, Inc	1,624
1,127,554		Micro-Star International Co Ltd	606
384,630	*	Microvision, Inc	842
130	*	MidgardXXI, Inc	0	^
1,195,622		Mitac International	568
61,852		Mitsumi Electric Co Ltd	948
276,495		Molex, Inc	5,787
11,375,460	*	Motorola, Inc	97,032
69,494		MTS Systems Corp	2,154
94,654	*	Multi-Fineline Electronix, Inc	2,081

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

419,133		Murata Manufacturing Co Ltd	$22,092
272,078		Nan Ya Printed Circuit Board Corp	1,054
126,421		National Instruments Corp	4,129
330,686	*	NCR Corp	4,507
1,018,399		NEC Corp	2,708
20,800		NEC Mobiling Ltd	557
37,349		Neopost S.A.	2,780
460,480	*	Net Insight AB	283
1,906,768	*	NetApp, Inc	94,938
515,736	*	Netezza Corp	13,899
154,950	*	Netgear, Inc	4,185
170,064	*	Network Engines, Inc	248
144,448	*	Network Equipment Technologies, Inc	498
188,468	*	Newport Corp	2,137
75,997	*	Nichicon Corp	846
24,200		Nidec Copal Electronics Corp	196
54,000		Nidec Sankyo Corp	406
25,500		Nihon Dempa Kogyo Co Ltd	392
19,800		Nippon Ceramic Co Ltd	327
294,000	*	Nippon Chemi-Con Corp	1,211
986,111		Nippon Electric Glass Co Ltd	13,443
44,000		Nohmi Bosai Ltd	255
3,940,543		Nokia Oyj	39,591
93,039		Nolato AB (B Shares)	1,108
194,029	*	Novatel Wireless, Inc	1,529
51,754	*	Occam Networks, Inc	405
1,343,000	*	Oki Electric Industry Co Ltd	1,174
221,408		Omron Corp	5,029
122,087	*	Oplink Communications, Inc	2,422
155,671	*	OpNext, Inc	244
34,000		Osaki Electric Co Ltd	276
120,520	*	OSI Systems, Inc	4,377
91,607		Park Electrochemical Corp	2,413
16,438	*	Parrot S.A.	328
52,217	*	PC Connection, Inc	357
109,345	*	PC-Tel, Inc	671
2,550,913	*	Pegatron Technology Corp	3,335
1,951		Phoenix Mecano AG.	1,191
275,611		Plantronics, Inc	9,310
176,260	*	Plexus Corp	5,173
440,416	*	Polycom, Inc	12,015
441,616	*	Power-One, Inc	4,014
615,820	*	Powerwave Technologies, Inc	1,121
919,430		Premier Farnell plc	3,851
120,514	*	Presstek, Inc	264
4,305,000	*	Prime View International Co Ltd	8,351
227,027	*	QLogic Corp	4,005
9,012,802		Qualcomm, Inc	406,657
3,619,250		Quanta Computer, Inc	5,873
1,058,408	*	Quantum Corp	2,244
136,282	*	Rackable Systems, Inc	1,058
127,999	*	Radisys Corp	1,206

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,554		Renishaw plc	$819
816,174	*	Research In Motion Ltd (Canada)	39,742
105,525		Richardson Electronics Ltd	1,108
2,100,133		Ricoh Co Ltd	29,610
52,386	*	Rimage Corp	861
37,400		Riso Kagaku Corp	502
351,327	*	Riverbed Technology, Inc	16,013
136,262	*	Rofin-Sinar Technologies, Inc	3,458
75,644	*	Rogers Corp	2,381
13,300		Roland DG Corp	184
42,700		Ryosan Co Ltd	1,068
32,700		Ryoyo Electro Corp	298
80,089		Samsung Electro-Mechanics Co Ltd	8,745
44,002		Samsung SDI Co Ltd	6,020
1,768,941	*	SanDisk Corp	64,832
158,413	*	Sandvine Corp	286
335,003	*	Sanmina-SCI Corp	4,047
33,200		Sanshin Electronics Co Ltd	281
135,342	*	Scansource, Inc	3,754
156,653	*	Seachange International, Inc	1,161
5,335,197	*	Seagate Technology, Inc	62,849
456,904		Seiko Epson Corp	6,924
228,000		Shimadzu Corp	1,753
51,100		Shinko Shoji Co Ltd	425
199,268	*	ShoreTel, Inc	988
45,253	*	Sierra Wireless, Inc	471
255,110		Simplo Technology Co Ltd	1,454
222,429	*	Smart Modular Technologies WWH, Inc	1,341
33,802	*	Smart Technologies, Inc	458
86,000		SMK Corp	385
913,036	*	Sonus Networks, Inc	3,223
161,451		Spectris plc	2,721
64,743	*	Spectrum Control, Inc	953
963,488		Spirent Communications plc	2,148
64,500		Star Micronics Co Ltd	630
206,392	*	STEC, Inc	2,570
87,801	*	Stratasys, Inc	2,434
98,180	*	Super Micro Computer, Inc	1,020
73,123		Sycamore Networks, Inc	2,370
269,372	*	Symmetricom, Inc	1,541
146,756	*	Synaptics, Inc	4,130
128,062	*	SYNNEX Corp	3,604
1,510,198		Synnex Technology International Corp	3,500
194,803		Taiyo Yuden Co Ltd	2,338
82,000		Tamura Corp	229
159,281		TDK Corp	8,882
282,315	*	Tech Data Corp	11,377
183,698		Technitrol, Inc	810
339,370	*	Tekelec	4,398
845,974		Tellabs, Inc	6,303
25,847		Tessco Technologies, Inc	390
16,900		Thrane & Thrane AS	716

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,022		TKH Group NV	$931
107,000	*	Toko, Inc	159
155,105	*	Tokyo Denpa Co Ltd	903
1,249	*	Tollgrade Communications, Inc	9
81,100		Topcon Corp	323
3,614,288	*	Toshiba Corp	17,491
242,000		Toshiba TEC Corp	887
35,900		Toyo Corp/Chuo-ku	348
255,057	*	Trimble Navigation Ltd	8,937
480,507		Tripod Technology Corp	1,838
214,582	*	TT electronics plc	480
388,160	*	TTM Technologies, Inc	3,800
83,000	*	Uniden Corp	187
3,313,756		Unimicron Technology Corp	5,813
129,703	*	Universal Display Corp	3,048
590,108	*	Utstarcom, Inc	1,281
48		V Technology Co Ltd	168
390,795		Venture Corp Ltd	2,918
146,106	*	Viasat, Inc	6,006
13,778	*	Viasystems Group, Inc	209
1,537,502	*	Vishay Intertechnology, Inc	14,883
65,046	*	Vishay Precision Group, Inc	1,015
714,000		VST Holdings Ltd	190
366,100		Vtech Holdings Ltd	3,742
498		Wacom Co Ltd	617
1,789,767		Wah Lee Industrial Corp	3,013
1,845,791	*	Western Digital Corp	52,402
58,362		Wincor Nixdorf AG.	3,805
2,598,000	*	Wintek Corp	4,071
2,758,116		Wistron Corp	5,032
1,090,407		WPG Holdings Co Ltd	2,164
11,188,031		Xerox Corp	115,795
133,905	*	X-Rite, Inc	507
151,335	*	Xyratex Ltd	2,246
15,750	*,b,m	Ya Hsin Industrial Co Ltd	3
156,000		Yageo Corp	67
107,993		Yamatake Corp	2,705
194,972		Yaskawa Electric Corp	1,572
187,688	*	Yokogawa Electric Corp	1,277
141,600		Young Fast Optoelectronics Co Ltd	1,614
117,588	*	Zebra Technologies Corp (Class A)	3,956
763,447		ZTE Corp	3,040
80,022	*	Zygo Corp	784

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,189,810

TELECOMMUNICATION SERVICES - 3.5%
14,953	*	012 Smile.Communications Ltd	396
95,859	*	AboveNet, Inc	4,993
2,001,900		Advanced Info Service PCL	6,266
159,327	f	AFK Sistema (GDR)	4,302
191,694		Alaska Communications Systems Group, Inc	1,946
33,185,730		America Movil S.A. de C.V. (Series L)	88,405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,442,682	*	American Tower Corp (Class A)	$73,952
29,453,984		AT&T, Inc	842,385
37,998		Atlantic Tele-Network, Inc	1,871
408,845		BCE, Inc	13,304
80,416		Belgacom S.A.	3,136
2,710,529		Bezeq Israeli Telecommunication Corp Ltd	6,757
787,387		Bharti Airtel Ltd	6,419
818,762		Brasil Telecom S.A. (Preference)	5,396
29,195,183		BT Group plc	64,208
3,953,439		Cable & Wireless plc	3,524
1,724,142		Cable & Wireless Worldwide	1,992
111,437	*	Cbeyond Communications, Inc	1,430
58,734		Cellcom Israel Ltd	1,793
1,245,159		CenturyTel, Inc	49,134
3,398,232		China Communications Services Corp Ltd	2,015
10,326,410		China Mobile Hong Kong Ltd	105,742
25,935,859		China Telecom Corp Ltd	14,240
8,923,215		China Unicom Ltd	13,065
8,024,000		Chunghwa Telecom Co Ltd	17,979
997,884	*	Cincinnati Bell, Inc	2,664
1,441,000		Citic 1616 Holdings Ltd	522
436,000		City Telecom (HK) Ltd	270
564,390	*	Clearwire Corp (Class A)	4,566
188,215	*	Cogent Communications Group, Inc	1,782
841,468	*	Colt Telecom Group S.A.	1,564
268,467	f	Comstar United Telesystems (GDR)	1,732
169,928		Consolidated Communications Holdings, Inc	3,173
920,384	*	Crown Castle International Corp	40,635
6,375,264		Deutsche Telekom AG.	87,215
873,800		Digi.Com BHD	6,878
85,132		Drillisch AG.	619
42,392		Egyptian Co for Mobile Services	1,322
54,802		Elisa Oyj (Series A)	1,259
153,714		Empresa Nacional de Telecomunicaciones S.A.	2,496
233,500	*	Excelcomindo Pratama PT	141
3,254,245		Far EasTone Telecommunications Co Ltd	4,557
21,880	*	Fastweb	535
199,704	*	FiberTower Corp	847
307,435		France Telecom S.A.	6,643
37		Freebit Co Ltd	76
276,321		Freenet AG.	3,250
5,687,572		Frontier Communications Corp	46,467
224,989	*	General Communication, Inc (Class A)	2,243
221,033	*	Global Crossing Ltd	2,842
309,217	*	Globalstar, Inc	538
45,520		Globe Telecom, Inc	923
1,176,290		Hellenic Telecommunications Organization S.A.	8,467
2,330,351		Hutchison Telecommunications Hong Kong Holdings Ltd	643
403,590	*	ICO Global Communications Holdings Ltd (Class A)	662
101,537	*	IDT Corp (Class B)	1,806
190,677		iiNET Ltd	494

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,720		Iliad S.A.	$700
356,919		Inmarsat plc	3,720
141,373	*	Iridium Communications, Inc	1,207
279,401	*	Jazztel plc	1,105
1,470,887		Kcom Group plc	1,230
3,953		KDDI Corp	18,917
161,000		Keppel Telecommunications & Transportation Ltd	155
236,122		KT Corp	9,464
188,554	*	Leap Wireless International, Inc	2,329
5,293,158	*	Level 3 Communications, Inc	4,961
371,970		LG Telecom Ltd	2,404
835,536		Magyar Telekom	2,742
29,700		Manitoba Telecom Services, Inc	815
301,216		Maroc Telecom	5,468
4,264,300		Maxis Bhd	7,390
4,676,856	*	MetroPCS Communications, Inc	48,920
42,092		Millicom International Cellular S.A.	4,015
826,261		Mobile TeleSystems (ADR)	17,542
718,809		MobileOne Ltd	1,197
18,653		Mobistar S.A.	1,142
2,825,575		MTN Group Ltd	51,077
137,934	*	Neutral Tandem, Inc	1,648
1,070,428	*	NII Holdings, Inc (Class B)	43,995
1,799,962		Nippon Telegraph & Telephone Corp	78,592
137,571		NTELOS Holdings Corp	2,328
19,992		NTT DoCoMo, Inc	33,288
258		Okinawa Cellular Telephone Co	525
3,759,355		Orascom Telecom Holding SAE	3,328
755,681	*	PAETEC Holding Corp	3,106
100,701		Partner Communications	1,866
11,305,024		PCCW Ltd	4,094
84,482		Philippine Long Distance Telephone Co	5,036
436,945		Portugal Telecom SGPS S.A.	5,832
322,008	*	Premiere Global Services, Inc	2,280
1,580,358		PT Indosat Tbk	974
14,660,179		PT Telekomunikasi Indonesia Tbk (Series B)	15,112
186,222	*	QSC AG.	425
15,265,129		Qwest Communications International, Inc	95,712
819,249		Reliance Communication Ventures Ltd	3,072
710,087		Rogers Communications, Inc (Class B)	26,577
600		Rostelecom (ADR)	16
2,367,060		Royal KPN NV	36,609
372,394	*	SBA Communications Corp (Class A)	15,007
112,623		Shenandoah Telecom Co	2,046
7,895,309		Singapore Telecommunications Ltd	18,851
182,232	*	SK Broadband Co Ltd	869
59,834		SK Telecom Co Ltd	8,999
29,200		SK Telecom Co Ltd (ADR)	510
436,500		SmarTone Telecommunications Holding Ltd	572
1,334,293		Softbank Corp	43,651
210,596	*	SONAECOM - SGPS S.A.	407
20,456,187	*	Sprint Nextel Corp	94,712

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

837,000		StarHub Ltd	$1,642
63,776		Swisscom AG.	25,721
412,497	*	Syniverse Holdings, Inc	9,351
3,685,103		Taiwan Mobile Co Ltd	7,608
583,847	*	TalkTalk Telecom Group plc	1,345
79,913		Tele Norte Leste Participacoes S.A.	1,485
365,860		Tele Norte Leste Participacoes S.A. (Preference)	5,233
429,703		Tele2 AB (B Shares)	9,021
1,375,909		Telecom Corp of New Zealand Ltd	2,039
864,519		Telecom Egypt	2,654
38,684,249		Telecom Italia RSP	43,587
9,722,855		Telecom Italia S.p.A.	13,586
64,686		Telecom Plus plc	394
162,407		Telefonica O2 Czech Republic A.S.	3,474
4,263,348		Telefonica S.A.	105,575
7,860,719		Telefonos de Mexico S.A. de C.V. (Series L)	5,870
14,868		Telekom Austria AG.	224
2,429,000		Telekom Malaysia BHD	2,691
1,219,541		Telekomunikacja Polska S.A.	7,543
33,896		Telemar Norte Leste S.A.	899
78,021		Telenet Group Holding NV	2,618
2,289,237		Telenor ASA	35,850
577,434		Telephone & Data Systems, Inc	18,940
222,618		Telesp Celular Participacoes S.A.	6,079
1,091,745		TeliaSonera AB	8,844
491,362		Telkom S.A. Ltd	2,714
9,243,862		Telstra Corp Ltd	23,409
70,863		TELUS Corp	3,149
359,949		TELUS Corp, non-voting shares	15,256
1,216,060		Tim Participacoes S.A.	3,917
5,492,300	*	TM International BHD	7,793
96,000		Total Access Communication PCL	132
475,555		TPG Telecom Ltd	699
823,046		Turk Telekomunikasyon AS	3,698
1,113,521		Turkcell Iletisim Hizmet AS	7,505
311,900		Turkcell Iletisim Hizmet AS (ADR)	5,227
476,032	*	tw telecom inc (Class A)	8,840
221,857	*	US Cellular Corp	10,199
183,626		USA Mobility, Inc	2,944
16,456,896		Verizon Communications, Inc	536,331
543,501		Vodacom Group Pty Ltd	5,400
67,784,897		Vodafone Group plc	167,286
490,540		Vodafone Group plc (ADR)	12,170
475,855	*	Vonage Holdings Corp	1,213
1,951,770		Windstream Corp	23,987

		TOTAL TELECOMMUNICATION SERVICES	3,473,162

TRANSPORTATION - 2.2%
46,947		Abertis Infraestructuras S.A.	875
44,361	*	ACE Aviation Holdings, Inc (Class A)	485
31,232		Aegean Airlines S.A.	97
272,473	*	AER Lingus	388

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,324		Aeroports de Paris	$9,488
62,116	*	Air Berlin plc	253
90,100	*	Air Canada (Class A)	252
3,536,600	*	Air China Ltd	4,886
93,258	*	Air France-KLM	1,430
385,303		Air New Zealand Ltd	359
266,586	*	Air Transport Services Group, Inc	1,624
1,440,500	*	AirAsia BHD	1,050
643,702	*	Airtran Holdings, Inc	4,731
204,658	*	Alaska Air Group, Inc	10,444
130,178		Alexander & Baldwin, Inc	4,535
140,075	*,m	Alitalia S.p.A.	85
556,852		All America Latina Logistica S.A.	5,631
855,296	*	All Nippon Airways Co Ltd	3,166
64,805		Allegiant Travel Co	2,743
43,277	*	Amerco, Inc	3,440
49,119	*	American Commercial Lines, Inc	1,369
1,327,536	*	AMR Corp	8,324
134,853		Ansaldo STS S.p.A.	1,745
73		AP Moller - Maersk AS (Class A)	594
1,079		AP Moller - Maersk AS (Class B)	9,020
128,394		Arkansas Best Corp	3,111
10,241,226	*	Asciano Group	16,333
136,520	*	Atlas Air Worldwide Holdings, Inc	6,867
339,111		Auckland International Airport Ltd	510
874,575		Australian Infrastructure Fund	1,615
107,682		Autostrada Torino-Milano S.p.A.	1,505
332,423		Autostrade S.p.A.	6,888
438,171	*	Avis Budget Group, Inc	5,105
128,314	*	Avis Europe plc	437
65,850		Baltic Trading Ltd	725
637,356		BBA Aviation plc	1,886
2,755,600		Beijing Capital International Airport Co Ltd	1,449
177,080		Brisa-Auto Estradas de Portugal S.A.	1,142
22,824,889	*	British Airways plc	87,056
1,002,380		Canadian National Railway Co	64,103
236,419		Canadian Pacific Railway Ltd	14,444
5,425,923		Cathay Pacific Airways Ltd	14,721
175,960	*	Celadon Group, Inc	2,430
3,010		Central Japan Railway Co	22,139
337,288		CH Robinson Worldwide, Inc	23,583
2,910,127	*	China Airlines	2,096
2,244,726		China Merchants Holdings International Co Ltd	8,158
5,791,600	*	China Shipping Container Lines Co Ltd	2,135
2,166,700		China Shipping Development Co Ltd	2,982
14,177		Clarkson plc	224
2,905,923		ComfortDelgro Corp Ltd	3,359
19,416		Compagnie Maritime Belge S.A.	556
214,187		Companhia de Concessoes Rodoviarias	5,526
7,003,402		ConnectEast Group	2,945
1,112,728	*	Continental Airlines, Inc (Class B)	27,640
725,085		Con-way, Inc	22,470

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

174,311		Copa Holdings S.A. (Class A)	$9,397
4,183,975		COSCO Holdings	4,729
2,766,000		COSCO Pacific Ltd	4,164
1,986,968		CSX Corp	109,918
293,000		CWT Ltd	212
31,096		D/S Norden	1,231
173,000	*	Daiichi Chuo Kisen Kaisha	419
74,000		Dalian Port PDA Co Ltd	31
4,078,717	*	Delta Air Lines, Inc	47,475
1,770,781		Deutsche Lufthansa AG.	32,553
1,992,743		Deutsche Post AG.	36,144
3,785	*	Dfds AS	255
132,691	*	Dollar Thrifty Automotive Group, Inc	6,653
267,633		DSV AS	5,463
74,259	*	Dynamex, Inc	1,132
259,383	*	Eagle Bulk Shipping, Inc	1,354
724,976		East Japan Railway Co	43,770
239,278	*	easyJet plc	1,390
1,000	*	Eitzen Chemical ASA	0	^
1,892,520	*	Eva Airways Corp	1,648
608,500		Evergreen International Storage & Transport Corp	503
1,550,722	*	Evergreen Marine Corp Tawain Ltd	1,097
271,131	*	Excel Maritime Carriers Ltd	1,524
506,170		Expeditors International Washington, Inc	23,400
1,325,254		FedEx Corp	113,310
807,503		Firstgroup plc	4,602
20,644		Flughafen Wien AG.	1,195
5,788		Flughafen Zuerich AG.	2,103
191,464	*,b,m	FLYi, Inc	1
63,724		Forth Ports plc	1,380
126,367		Forward Air Corp	3,286
1,735		Fraport AG. Frankfurt Airport Services Worldwide	106
206,789		Freightways Ltd	448
348,000		Fukuyama Transporting Co Ltd	1,793
2,247,929	*	Gemina S.p.A.	1,563
136,758	*	Genco Shipping & Trading Ltd	2,180
165,893	*	Genesee & Wyoming, Inc (Class A)	7,198
7,268	f	Globaltrans Investment plc (ADR)	110
16,000		GLOVIS Co Ltd	2,140
78,003		Go-Ahead Group plc	1,375
143,762		Gol Linhas Aereas Inteligentes S.A.	2,205
433,000		Golden Ocean Group Ltd	600
398,000		Goodpack Ltd	578
358,397		Groupe Eurotunnel S.A.	3,047
675,991		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,333
4,000,000		Guangshen Railway Co Ltd	1,490
125,700		Hamburger Hafen und Logistik AG.	4,892
60,052		Hargreaves Services plc	642
274,756	*	Hawaiian Holdings, Inc	1,646
330,746		Heartland Express, Inc	4,918
1,111,957	*	Hertz Global Holdings, Inc	11,776

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,900		Hitachi Transport System Ltd	$1,253
58,000		Hong Kong Aircraft Engineerg	1,061
7,585		Hopewell Highway Infrastructure Ltd	6
155,505		Horizon Lines, Inc (Class A)	653
219,985	*	Hub Group, Inc (Class A)	6,437
80,371	*	Iberia Lineas Aereas de Espana	310
107,757		Iino Kaiun Kaisha Ltd	576
83,700		International Container Term Services, Inc	73
38,681		International Shipholding Corp	1,092
27,900		Inui Steamship Co Ltd	154
603,183		J.B. Hunt Transport Services, Inc	20,930
520,535	*,b,m	Japan Airlines Corp	6
52,855		Japan Airport Terminal Co Ltd	874
450,500		Jasa Marga PT	162
67,510	*	Jaypee Infratech Ltd	140
89,500		Jazz Air Income Fund	405
2,706,969	*	JetBlue Airways Corp	18,110
3,310,000		Jiangsu Express	3,468
511,310		Kamigumi Co Ltd	3,797
690,533	*	Kansas City Southern Industries, Inc	25,833
1,363,833	*	Kawasaki Kisen Kaisha Ltd	5,130
378,964		Keihin Electric Express Railway Co Ltd	3,663
468,302		Keio Corp	3,220
223,625		Keisei Electric Railway Co Ltd	1,436
1,291,358		Kintetsu Corp	4,362
19,900		Kintetsu World Express, Inc	469
259,518	*	Kirby Corp	10,397
261,472		Knight Transportation, Inc	5,054
101,285		Koninklijke Vopak NV	4,834
52,283	*	Korean Air Lines Co Ltd	3,558
45,039		Kuehne & Nagel International AG.	5,408
294,948		Lan Airlines S.A.	8,663
295,291		Landstar System, Inc	11,404
389,505	*	LLX Logistica S.A.	2,132
153,192		Localiza Rent A CAR	2,576
1,188,558		Macquarie Airports	3,354
1,175,696	*	Macquarie Atlas Roads Group	1,773
3,156,749		Macquarie Infrastructure Group	4,546
107,654		Mainfreight Ltd	556
69,400		Malaysia Airports Holdings Bhd	129
1,157,466	*	Malaysian Airline System BHD	874
64,878		Marten Transport Ltd	1,504
146,000		Maruzen Showa Unyu Co Ltd	493
241,301		Mermaid Marine Australia Ltd	644
2,296	*,m	Minoan Lines S.A.	11
1,500,000		MISC Bhd	4,247
89,643		Mitsubishi Logistics Corp	1,075
949,360		Mitsui OSK Lines Ltd	5,970
123,610		Mitsui-Soko Co Ltd	455
1,381,022		MTR Corp	5,224
605,926	*	National Express Group plc	2,306
798,599	*	Neptune Orient Lines Ltd	1,202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

780,834		Nippon Express Co Ltd	$2,965
138,000		Nippon Konpo Unyu Soko Co Ltd	1,680
2,949,976		Nippon Yusen Kabushiki Kaisha	12,086
478,714		Nishi-Nippon Railroad Co Ltd	2,059
96,000		Nissin Corp	217
1,781,072		Norfolk Southern Corp	105,991
184,208	*	Northgate plc	627
29,133	*	Norwegian Air Shuttle AS	459
1,474	f	Novorossiysk Commercial Sea Port (ADR)	14
506,921		Odakyu Electric Railway Co Ltd	4,688
49,235		Oesterreichische Post AG.	1,474
192,853	*	Old Dominion Freight Line	4,902
287,906		Orient Overseas International Ltd	2,297
199,017	*	Pacer International, Inc	1,202
3,286,911		Pacific Basin Shipping Ltd	2,372
14,505	*	PAM Transportation Services, Inc	182
19,516		Panalpina Welttransport Holding AG.	2,145
34,440	*	Park-Ohio Holdings Corp	458
8,351	*	Patriot Transportation Holding, Inc	586
90,807	*	Pinnacle Airlines	493
10,200		Piraeus Port Authority	184
3,405,400		PLUS Expressways BHD	4,600
7,464,301	*	Qantas Airways Ltd	20,129
19,653	*	Quality Distribution, Inc	125
88,415	*	RailAmerica, Inc	851
142,281	*	Republic Airways Holdings, Inc	1,178
56,698	*	Roadrunner Transportation Services Holdings, Inc	615
55,719		Ryanair Holdings plc	298
33,163		Ryanair Holdings plc (ADR)	1,022
472,963		Ryder System, Inc	20,229
455,000		Sagami Railway Co Ltd	2,017
83,836	*	Saia, Inc	1,252
96	*,m	SAir Group	0	^
370,000		Sankyu, Inc	1,449
232,067	*	SAS AB	861
23,564		SAVE S.p.A.	230
344,000		Seino Holdings Corp	2,081
140,000		Senko Co Ltd	426
196,000		Shenzhen Expressway Co Ltd	103
90,000		Shibusawa Warehouse Co Ltd	330
118,000		Shinwa Kaiun Kaisha Ltd	321
1,440,000		Shun TAK Holdings Ltd	924
314,190		Singapore Airlines Ltd	3,899
970,968		Singapore Airport Terminal Services Ltd	2,104
3,761,423		Singapore Post Ltd	3,489
10,161		Sixt AG.	374
19,786		Sixt AG. (Preference)	513
261,443		Skywest, Inc	3,650
1,406,000		SMRT Corp Ltd	2,192
136,016		Societa Iniziative Autostradali e Servizi S.p.A.	1,294
3,117,025		Southwest Airlines Co	40,740
1,330,305		Stagecoach Group plc	3,808

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,100		Stolt-Nielsen S.A.	$668
136,240		STX Pan Ocean Co Ltd	1,446
284,767		Sumitomo Warehouse Co Ltd	1,426
102,170		Tam S.A.	2,313
3,757	*	Tam S.A. (ADR)	82
379,000	*	Tiger Airways Holdings Ltd	582
2,001,958		TNT NV	53,792
659,407		Tobu Railway Co Ltd	3,799
1,244,468		Tokyu Corp	5,501
750,996		Toll Holdings Ltd	4,791
111,056		TransForce, Inc	1,124
377,282		Transurban Group	1,812
639,810		Turk Hava Yollari	2,610
1,024,780	*	UAL Corp	24,216
96,645	*	Ultrapetrol Bahamas Ltd	620
1,566,700		U-Ming Marine Transport Corp	3,079
2,910,068		Union Pacific Corp	238,043
6,023,639		United Parcel Service, Inc (Class B)	401,717
46,078		Universal Truckload Services, Inc	722
811,202	*	US Airways Group, Inc	7,504
36,321	*	USA Truck, Inc	544
1,070,956		UTI Worldwide, Inc	17,221
131		Vantec Corp	197
3,682,465	*	Virgin Blue Holdings Ltd	1,548
23,971		VTG AG.	433
21,222	*	Vueling Airlines S.A.	275
1,267,670	*	Wan Hai Lines Ltd	883
209,754		Werner Enterprises, Inc	4,298
6,154		West Japan Railway Co	22,071
101,500		Westshore Terminals Income Fund	2,043
20,323		Wilh Wilhelmsen ASA	392
168,472		Wincanton plc	611
4,500,000		Xiamen International Port Co Ltd	847
391,646		Yamato Transport Co Ltd	4,738
1,557,212		Yang Ming Marine Transport	999
3,050	*	YRC Worldwide, Inc	1
23,200		Yusen Air & Sea Service Co Ltd	330
3,154,000		Zhejiang Expressway Co Ltd	2,976

		TOTAL TRANSPORTATION	2,218,981

UTILITIES - 3.7%
48,459		A2A S.p.A.	74
20,226		Acciona S.A.	1,708
1,859,437		ACEA S.p.A.	21,001
51,867		Actelios S.p.A.	176
3,204,555	*	AES Corp	36,372
3,918,082		AES Gener S.A.	2,171
150,744		AES Tiete S.A.	2,013
326,675		AGL Energy Ltd	5,106
170,120		AGL Resources, Inc	6,526
224,535		Alerion Industries S.p.A.	156
171,325		Algonquin Power & Utilities Corp	763

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

507,623		Allegheny Energy, Inc	$12,447
136,013		Allete, Inc	4,955
333,275		Alliant Energy Corp	12,115
925,755		Ameren Corp	26,291
80,926	*	American DG Energy, Inc	241
2,424,196		American Electric Power Co, Inc	87,829
80,303		American States Water Co	2,873
690,695		American Water Works Co, Inc	16,073
1,010,147		APA Group	3,954
290,535		Aqua America, Inc	5,927
30,851		Artesian Resources Corp	588
129,867		Ascopiave S.p.A.	294
90,345		Atco Ltd	4,742
46,573		Athens Water Supply & Sewage Co S.A.	316
85,734		Atlantic Power Corp	1,186
287,273		Atmos Energy Corp	8,403
294,947		Avista Corp	6,158
348,364		Babcock & Brown Infrastructure Group	1,478
1,052,761		Babcock & Brown Wind Partners	748
44,905,000	*	Beijing Enterprises Water Group Ltd	15,222
193,268		Black Hills Corp	6,030
32,402		Boralex Power, Income Fund	159
41,395	*	Boralex, Inc	328
64,259	*	Cadiz, Inc	659
83,927		California Water Service Group	3,101
1,756,999	*	Calpine Corp	21,875
213,505		Canadian Utilities Ltd	10,346
30,200		Capital Power Corp	707
9,614,240		Centerpoint Energy, Inc	151,136
376,910		Centrais Eletricas Brasileiras S.A.	4,803
525,824		Centrais Eletricas Brasileiras S.A. (Preference)	7,894
95,550		Central Vermont Public Service Corp	1,927
26,058,241		Centrica plc	132,424
307,724		CEZ	13,779
69,172		CH Energy Group, Inc	3,055
244,853		Challenger Infrastructure Fund	289
63,541		Chesapeake Utilities Corp	2,301
546,539		Cheung Kong Infrastructure Holdings Ltd	2,170
2,900,000	*	China Longyuan Power Group Corp	2,878
7,394,000		China Resources Gas Group Ltd	10,883
2,578,599		China Resources Power Holdings Co	5,543
2,117,848		China Water Affairs Group Ltd	764
4,980,000	*	China WindPower Group Ltd	565
1,019,432		Chubu Electric Power Co, Inc	25,193
311,683		Chugoku Electric Power Co, Inc	6,149
51,524		Cia de Transmissao de Energia Electrica Paulista	1,582
324,991		Cleco Corp	9,626
1,721,320		CLP Holdings Ltd	13,744
1,866,845		CMS Energy Corp	33,641
10,391,019		Colbun S.A.	2,965
197,773		Companhia de Saneamento Basico do Estado de Sao Paulo	4,430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

578,837		Companhia Energetica de Minas Gerais	$9,391
234,471		Companhia Energetica de Sao Paulo (Class B)	3,506
157,719		Companhia Paranaense de Energia	3,472
174,087	*	Conergy AG.	142
36,204		Connecticut Water Service, Inc	867
610,009		Consolidated Edison, Inc	29,415
72,199		Consolidated Water Co, Inc	684
1,201,032		Constellation Energy Group, Inc	38,721
952,464	*	Contact Energy Ltd	3,955
145,673		CPFL Energia S.A.	3,332
8,476,000		Datang International Power Generation Co Ltd	3,539
1,645,663		Dominion Resources, Inc	71,850
362,182		DPL, Inc	9,464
628,172		Drax Group plc	3,782
643,195		DTE Energy Co	29,542
1,875,330		DUET Group	3,154
3,231,696		Duke Energy Corp	57,233
488,553	*	Dynegy, Inc (Class A)	2,379
1,016,241		E.ON AG.	29,966
1,374,278		Edison International	47,261
89,651		EDP - Energias do Brasil S.A.	1,939
177,733	*	EDP Renovaveis S.A.	1,006
225,166	*	El Paso Electric Co	5,354
91,206		Electric Power Development Co	2,742
227,067		Electricite de France	9,794
313,552		Eletropaulo Metropolitana de Sao Paulo S.A.	5,596
172,685		Empire District Electric Co	3,480
5,121,168		Empresa Nacional de Electricidad S.A.	9,265
7,928		Enagas	161
4,105,679		Enel S.p.A.	21,885
418,811		Energen Corp	19,148
1,916,935		Energias de Portugal S.A.	6,570
114,225		Energy Savings Income Fund	1,625
1,024,060	*	Energy World Corp Ltd	416
21,521,654		Enersis S.A.	10,146
860,266		Entergy Corp	65,836
1,921,370		Envestra Ltd	947
116,037	*	EOS Russia AB	687
732,000	*	Epure International Ltd	479
2,581,792		Exelon Corp	109,933
9,270,900	*	First Gen Corp	2,797
812,615		FirstEnergy Corp	31,318
234,171		Fortis, Inc	7,269
5,002,357		Fortum Oyj	130,866
785,987		GAIL India Ltd	8,353
496,153		Gas Natural SDG S.A.	7,396
2,707,185		Gaz de France	96,914
275,252	*	Geodynamics Ltd	141
1,995,900		Glow Energy PCL	2,811
1,407,661	*	GMR Infrastructure Ltd	1,779
72,829		Great Lakes Hydro Income Fund	1,475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

284,027		Great Plains Energy, Inc	$5,368
63,156	*	Greentech Energy Systems	245
6,740,000		Guangdong Investments Ltd	3,518
1,455,916	*	GVK Power & Infrastructure Ltd	1,507
1,034,035		Hastings Diversified Utilities Fund	1,374
213,105		Hawaiian Electric Industries, Inc	4,803
757,827		Hera S.p.A.	1,445
148,167		Hokkaido Electric Power Co, Inc	2,950
143,088		Hokuriku Electric Power Co	3,267
2,127,159		Hong Kong & China Gas Ltd	5,384
2,332,170		Hong Kong Electric Holdings Ltd	14,172
10,522,000		Huaneng Power International, Inc	6,550
512,000		Hyflux Ltd	1,211
698,452		Iberdrola Renovables	2,321
2,419,152		Iberdrola S.A.	18,610
238,754		Idacorp, Inc	8,576
1,124,409		Infratil Ltd	1,468
71,823		Innergex Renewable Energy, Inc	660
308,339		Integrys Energy Group, Inc	16,052
485,243		Interconexion Electrica S.A.	3,798
9,982,582		International Power plc	60,845
913,047		Iride S.p.A.	1,580
105,121		ITC Holdings Corp	6,544
153		Japan Wind Development Co Ltd	200
1,864,730		Kansai Electric Power Co, Inc	45,278
360,170	*	Korea Electric Power Corp	9,287
47,719		Korea Gas Corp	2,044
377,080		Kyushu Electric Power Co, Inc	8,609
136,851		Laclede Group, Inc	4,710
34,000		Macquarie Power & Infrastructure Income Fund	241
260,400	*	Magma Energy Corp	294
614,560		Manila Electric Co	3,151
888,095		MDU Resources Group, Inc	17,717
115,558		MGE Energy, Inc	4,575
59,375		Middlesex Water Co	1,000
406,505	*	Mirant Corp	4,049
166,071		National Fuel Gas Co	8,604
1,785,100		National Grid plc	15,143
220,237		New Jersey Resources Corp	8,638
3,553,882		NextEra Energy, Inc	193,296
245,098		Nicor, Inc	11,230
1,157,360		NiSource, Inc	20,138
1,818,389		Northeast Utilities	53,770
50,959		Northland Power Income Fund	769
983,144		Northumbrian Water Group plc	5,137
135,027		Northwest Natural Gas Co	6,407
162,994		NorthWestern Corp	4,645
2,781,675	*	NRG Energy, Inc	57,914
218,642		NSTAR	8,604
1,369,297		NTPC Ltd	6,611
2,399,309		NV Energy, Inc	31,551
7,744		Oest Elektrizitatswirts AG. (Class A)	278
404,885		OGE Energy Corp	16,143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,300		Okinawa Electric Power Co, Inc	$2,155
302,106		Oneok, Inc	13,607
42,719		Ormat Technologies, Inc	1,246
4,337,648		Osaka Gas Co Ltd	15,640
156,663		Otter Tail Corp	3,194
448,000	*	Pan-Electric Industries	0	^
558,072		Pennon Group plc	5,098
540,930		Pepco Holdings, Inc	10,061
929,500		Petronas Gas BHD	3,282
2,621,749		PG&E Corp	119,080
393,798		Piedmont Natural Gas Co, Inc	11,420
530,923		Pinnacle West Capital Corp	21,911
397,001		PNM Resources, Inc	4,522
10,545,750		PNOC Energy Development Corp	1,463
452,878		Polska Grupa Energetyczna S.A.	3,661
347,195		Portland General Electric Co	7,041
13,578	*	Poweo	168
2,657,257		PPL Corp	72,357
633,322		Progress Energy, Inc	28,132
16,190,000		PT Perusahaan Gas Negara	6,984
296,611		Public Power Corp	4,622
5,462,494		Public Service Enterprise Group, Inc	180,700
1,988,347		Questar Corp	34,857
357,271		Red Electrica de Espana	16,801
204,588		Redes Energeticas Nacionais S.A.	746
146,548		Reliance Energy Ltd	3,487
1,066,802	*	Reliance Natural Resources Ltd	918
7,820,273	*	Reliant Energy, Inc	27,762
17,239		Rubis	1,764
711,872	*	RusHydro (ADR)	3,666
1,124,909	*	RusHydro-SP ADR	5,793
57,886		RWE A.G.	3,910
2,132		RWE A.G. (Preference)	136
533,000		Saibu Gas Co Ltd	1,551
358,319		SCANA Corp	14,447
47,421		Scottish & Southern Energy plc	833
23,693		Sechilienne-Sidec	656
2,866,867		Sempra Energy	154,237
602,929		Severn Trent plc	12,417
143,140		Shikoku Electric Power Co, Inc	4,107
92,500		Shizuoka Gas Co Ltd	540
60,894		SJW Corp	1,500
2,309,946		Snam Rete Gas S.p.A.	11,699
130,861		South Jersey Industries, Inc	6,474
1,876,610		Southern Co	69,885
257,439		Southwest Gas Corp	8,647
1,066,035		SP AusNet	886
1,391,405	f,g	Spark Infrastructure Group	1,486
397,544	*,g,m	Spark Infrastructure Limited Placement	40
148,372		Suez Environnement S.A.	2,741
200,456		Tata Power Co Ltd	6,046
1,917,812	*	Tauron Polska Energia S.A.	4,031

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

651,058		TECO Energy, Inc	$11,276
3,509,375		Tenaga Nasional BHD	10,027
47,811		Terna Energy S.A.	180
7,210,502		Terna Rete Elettrica Nazionale S.p.A.	30,644
332,502	*	Theolia SA	567
38,415		Thessaloniki Water Supply & Sewage Co S.A.	204
714,000		Toho Gas Co Ltd	3,532
425,329		Tohoku Electric Power Co, Inc	9,405
50,000		Tokai Corp	237
1,816,971		Tokyo Electric Power Co, Inc	44,314
6,637,177		Tokyo Gas Co Ltd	30,133
198,832		Tractebel Energia S.A.	2,975
247,834		TransAlta Corp	5,290
348,576		Transfield Services Infrastructure Fund	226
602,910		UGI Corp	17,249
256,673		UIL Holdings Corp	7,228
197,668		Unisource Energy Corp	6,608
273,306		United Utilities Group plc	2,460
61,964		Unitil Corp	1,360
647,534		Vector Ltd	1,083
166,600		Vectren Corp	4,310
241,104		Veolia Environnement	6,350
248,443		Westar Energy, Inc	6,020
272,217		WGL Holdings, Inc	10,284
455,484		Wisconsin Energy Corp	26,327
3,627,624		Xcel Energy, Inc	83,327
1,134,000		Xinao Gas Holdings Ltd	3,259
55,878		York Water Co	896
1,755,793		YTL Corp BHD	4,266
2,934,390		YTL Power International	2,177

		TOTAL UTILITIES	3,661,537

		TOTAL COMMON STOCKS	98,983,956

		(Cost $90,756,316)

PREFERRED STOCKS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
722,689	*,b	Motors Liquidation Co	5,615

		TOTAL AUTOMOBILES & COMPONENTS	5,615

DIVERSIFIED FINANCIALS - 0.0%
370,000		Daishin Securities Co Ltd Pref 2	2,927

		TOTAL DIVERSIFIED FINANCIALS	2,927

FOOD BEVERAGE & TOBACCO - 0.0%
248,615	*	Ambev Cia De Bebidas Das	30,130

		TOTAL FOOD BEVERAGE & TOBACCO	30,130

REAL ESTATE - 0.0%
92,180	*	Goodman PLUS Trust	6,673

		TOTAL REAL ESTATE	6,673

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 0.0%
1,366	*	Malaysian Airline System BHD	$0	^

		TOTAL TRANSPORTATION	0	^

		TOTAL PREFERRED STOCKS	45,345

		(Cost $38,133)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
168,796		Cie Generale des Etablissements Michelin	471

		TOTAL AUTOMOBILES & COMPONENTS	471

BANKS - 0.0%
193,826		Bank of Cyprus Public Co Ltd	119
157,448		Mediobanca S.p.A. CW11	5
935,106		National Bank of Greece S.A.	841
966,793		National Bank of Greece S.A.	474
61,978		Unione di Banche Italiane SCPA	1

		TOTAL BANKS	1,440

CAPITAL GOODS - 0.0%
298,000	m	Chigo Holding Ltd	121
249,662		Gamuda Berhad CW	115
6	m	GreenHunter Energy, Inc	0	^
132,237		IJM Corp Berhad - Warrants	56

		TOTAL CAPITAL GOODS	292

CONSUMER SERVICES - 0.0%
19,056		KFC Holdings Malaysia Bhd	8
23,136		Krispy Kreme Doughnuts, Inc - CW12	1
15,410		Minor International PCL Warrants	2

		TOTAL CONSUMER SERVICES	11

DIVERSIFIED FINANCIALS - 0.0%
469,035	m	Deutsche Bank AG.	2,270

		TOTAL DIVERSIFIED FINANCIALS	2,270

ENERGY - 0.0%
123,722		Etablissements Maurel et Prom CW14	27
23,624	m	Felix Resources Ltd	32
6,446		Naphtha Israel Petroleum Corp Ltd	14

		TOTAL ENERGY	73

MATERIALS - 0.0%
139,727	m	Duro Felguera S.A.	713
11,425		Ivanhoe Australia Ltd	3
49,071		Kinross Gold Corp	210

		TOTAL MATERIALS	926

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 0.0%
2,800		Fonciere Des Regions CW10	$4
4,761,352	m	GPT Group	0	^
57,590		Henderson Land Development Co Ltd Warrant	17
66,140		IJM Land BHD	22
274,711	m	Mapletree Logistics Trust	11
58,593	m	Songbird Estates plc	21
81,625		SP Setia BHD CW13	15

		TOTAL REAL ESTATE	90

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
94,480		Q-Cells SE	124
94,480		Q-Cells SE	0	^

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	124

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
110,777		Kingboard Chemical Holdings Ltd (CW)	69

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	69

TRANSPORTATION - 0.0%
116,200	m	Ezra Holdings Ltd	46

		TOTAL TRANSPORTATION	46

		TOTAL RIGHTS / WARRANTS	5,812

		(Cost $1,141)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.7%
GOVERNMENT AGENCY DEBT - 0.2%
		Federal Home Loan Bank (FHLB)
$10,000,000		FHLB	10/01/10	10,000
71,700,000		FHLB	10/20/10	71,698
78,300,000		Federal Home Loan Bank (FHLB)	11/30/10	78,285

		TOTAL GOVERNMENT AGENCY DEBT		159,983

TREASURY DEBT - 0.0%
13,000,000		United States Treasury Bill	11/12/10	12,998

		TOTAL TREASURY DEBT		12,998

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%
REPURCHASE AGREEMENTS - 4.9%
90,000,000	1	Barclay Capital		90,000
272,000,000	2	BNP		272,000
517,000,000	3	Calyon		517,000
314,000,000	4	CSFB		314,000
127,000,000	5	Deutsche Bank		127,000
69,661,000	6	Deutsche Bank		69,661
400,000,000	7	HSBC		400,000
60,000,000	8	ING		60,000
200,000,000	9	JP Morgan Chase & Co		200,000
229,000,000	10	Morgan Stanley		229,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

$1,000,000,000	11	Nomura Securities	$1,000,000
300,000,000	12	RBC Capital Markets	300,000
408,000,000	13	Royal Bank of Scotland	408,000
268,000,000	14	Salomon Brothers	268,000
652,000,000	15	UBS Warburg	652,000

		TOTAL REPURCHASE AGREEMENTS	4,906,661

VARIABLE RATE SECURITY - 1.6%
82,000,000		American Express Credit Account Master	81,990
58,000,000		American Express Credit Account Master	58,093
85,000,000		American Express Credit Account Master	85,097
64,000,000		BA Credit Card Trust	63,975
25,000,000		Bank One Issuance Trust	24,994
43,525,000		Capital One Multi-Asset Execution Trust	43,424
32,000,000		Chase Issuance Trust 2006	31,994
17,000,000		Chase Issuance Trust 2007	16,996
51,000,000		Chase Issuance Trust 2007	50,859
110,000,000		Citibank Credit Card Issuance Trust	110,224
68,000,000		Discover Card Master Trust 2003	68,005
102,000,000		Discover Card Master Trust 2005	101,982
30,544,886		GE Equipment Midticket LLC	30,506
20,600,000		General Electric Cap Corp	20,606
110,000,000		General Electric Cap Corp	110,344
17,000,000		General Electric Cap Corp	17,012
25,119,539		Granite Master Issuer plc 2006	23,411
19,861,949		Granite Master Issuer plc 2007	18,511
9,872,680		Medallion Trust Series 2005	9,527
65,611,632		Nelnet Student Loan Trust 2006	65,448
34,251,971		Nelnet Student Loan Trust 2007	34,138
135,000,000		Permanent Master Issuer plc	132,618
23,433,150		Puma Global Mortgage Backed Trust	22,132
29,035,570		SLM Student Loan Trust 2006	29,016
170,000,000		SLM Student Loan Trust 2007	162,597
43,000,000		SLM Student Loan Trust 2008	43,162
32,501,999		Wachovia Student Loan Trust 2005	32,477

		TOTAL VARIABLE RATE SECURITY	1,489,138

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	6,395,799

		TOTAL SHORT-TERM INVESTMENTS	6,568,780

		(Cost $6,579,606)
		TOTAL INVESTMENTS - 106.2%	105,684,933
		(Cost $97,461,812)
		OTHER ASSETS & LIABILITIES, NET - (6.2)%	(6,149,711)

		NET ASSETS - 100.0%	$99,535,222

Abbreviation(s):
ADR	American Depositary Receipt
ADS	American Depository Shares
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
f	Restricted security
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2010 the value of these securities amounted to $2,484 or 0.00% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	In default
1	Agreement with Barclays Capital, 0.25% dated 9/30/10 to be repurchased at $90,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $91,800,000.
2	Agreement with BNP, 0.23% dated 9/30/10 to be repurchased at $272,002,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $277,440,000.
3	Agreement with Calyon, 0.23% dated 9/30/10 to be repurchased at $517,003,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $527,340,000.
4	Agreement with CSFB, 0.22% dated 9/30/10 to be repurchased at $314,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $320,282,000.
5	Agreement with Deutsche Bank, 0.23% dated 9/30/10 to be repurchased at $127,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $129,540,000.
6	Agreement with Deutsche Bank, 0.20% dated 9/30/10 to be repurchased at $69,661,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $71,055,000.
7	Agreement with HSBC, 0.24% dated 9/30/10 to be repurchased at $400,003,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $408,003,000.
8	Agreement with ING, 0.28% dated 9/30/10 to be repurchased at $60,005,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $61,205,000.
9	Agreement with JP Morgan Chase & Co, 0.13% dated 9/30/10 to be repurchased at $200,003,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $204,003,000.
10	Agreement with Morgan Stanley, 0.21% dated 9/30/10 to be repurchased at $229,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $233,580,000.
11	Agreement with Nomura Securities, 0.32% dated 9/30/10 to be repurchased at $1,000,000,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $1,020,000,000.
12	Agreement with RBC Capital Markets, 0.05% dated 9/30/10 to be repurchased at $300,000,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $306,000,000.
13	Agreement with Royal Bank of Scotland, 0.06% dated 9/30/10 to be repurchased at $408,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $416,161,000.
14	Agreement with Salomon Brothers, 0.25% dated 9/30/10 to be repurchased at $268,002,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $273,360,000.
15	Agreement with UBS, 0.15% dated 9/30/10 to be repurchased at $652,003,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $665,043,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.4%

CORPORATE BONDS - 0.4%

UNITED STATES - 0.4%
$29,845,445	n	General Motors Corp	7.200%	01/15/11	$9,625
13,592,224	n	General Motors Corp	7.130	07/15/13	4,383
3,106,794	n	General Motors Corp	7.700	04/15/16	971
4,461,000	n	General Motors Corp	9.400	07/15/21	1,394
61,921,000	n	General Motors Corp	8.380	07/15/33	20,898
19,417,463	n	Motors Liquidation Co	8.800	03/01/21	6,068
5,850,000	n	Motors Liquidation Co	8.250	07/15/23	1,887
18,159,000	n	Motors Liquidation Co	7.400	09/01/25	5,720
26,439,985	n	Motors Liquidation Co	6.750	05/01/28	8,196

		TOTAL UNITED STATES			59,142

		TOTAL CORPORATE BONDS (Cost $63,267)			59,142

		TOTAL BONDS (Cost $63,267)			59,142

SHARES		COMPANY

COMMON STOCKS - 98.4%

ARGENTINA - 0.0%
86,589		Tenaris S.A.	1,661

		TOTAL ARGENTINA	1,661

AUSTRALIA - 3.9%
216,651		AGL Energy Ltd	3,386
1,106,240		Alumina Ltd	1,935
573,107		Amcor Ltd	3,606
997,195		AMP Ltd	4,925
159,260		Aristocrat Leisure Ltd	543
2,214,731	*	Asciano Group	3,532
1,339,540		Australia & New Zealand Banking Group Ltd	30,659
82,596		Australian Stock Exchange Ltd	2,600
525,982		AXA Asia Pacific Holdings Ltd	2,613
139,758		Bendigo Bank Ltd	1,236
1,786,910		BHP Billiton Ltd	67,202
71,279		Billabong International Ltd	549
798,937		BlueScope Steel Ltd	1,699
292,316		Boral Ltd	1,302

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

595,602		Brambles Ltd	$3,610
53,909		Caltex Australia Ltd	625
721,078		CFS Gandel Retail Trust	1,321
1,544,637		Challenger Financial Services Group Ltd	6,315
312,967		Coca-Cola Amatil Ltd	3,624
20,561		Cochlear Ltd	1,396
780,539		Commonwealth Bank of Australia	38,604
214,684		Computershare Ltd	2,023
182,281		Crown Ltd	1,478
257,939		CSL Ltd	8,240
622,665		CSR Ltd	1,083
13,627	*	Dart Energy Ltd	16
1,958,972		DB RREEF Trust	1,619
44,310	*	DuluxGroup Ltd	117
23,545		Energy Resources of Australia Ltd	303
33,095		First Quantum Minerals Ltd	2,517
451,354	*	Fortescue Metals Group Ltd	2,273
679,975		Foster’s Group Ltd	4,029
547,002		Goodman Fielder Ltd	690
721,680		GPT Group (ASE)	2,051
209,171		Harvey Norman Holdings Ltd	762
703,909		Incitec Pivot Ltd	2,443
985,362		Insurance Australia Group Ltd	3,467
173,379	*	James Hardie Industries NV	938
844,738		John Fairfax Holdings Ltd	1,196
67,047		Leighton Holdings Ltd	2,142
265,190		Lend Lease Corp Ltd	1,951
2,223,052		MacArthur Coal Ltd	25,204
295,896		Macquarie Airports	835
24,024	*	Macquarie Atlas Roads Group	36
2,465,145		Macquarie Goodman Group	1,537
163,615	*	Macquarie Group Ltd	5,736
929,370		Macquarie Infrastructure Group	1,338
314,197		Metcash Ltd	1,327
1,461,027		Mirvac Group	1,878
1,599,382		National Australia Bank Ltd	39,173
254,991		Newcrest Mining Ltd	9,777
7,574		Nufarm Ltd	26
590,323		OneSteel Ltd	1,672
173,518		Orica Ltd	4,312
421,982		Origin Energy Ltd	6,465
1,554,083		Oxiana Ltd	2,186
279,668	*	Paladin Resources Ltd	970
1,949		Perpetual Trustees Australia Ltd	57
4,103,251	*	Qantas Airways Ltd	11,065
533,611		QBE Insurance Group Ltd	8,902
397,888		Rio Tinto Ltd	29,524
394,388		Santos Ltd	4,883
66,238		Sims Group Ltd	1,129
134,091		Sonic Healthcare Ltd	1,426
539,027		SP AusNet	448
1,139,475		Stockland Trust Group	4,229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

629,485		Suncorp-Metway Ltd	$5,476
249,099		TABCORP Holdings Ltd	1,685
506,148		Tattersall’s Ltd	1,169
2,121,513		Telstra Corp Ltd	5,372
334,038		Toll Holdings Ltd	2,131
591,429		Transurban Group	2,841
480,674		Wesfarmers Ltd	15,280
55,242		Wesfarmers Ltd PPS	1,767
2,879,141		Westfield Group	34,117
1,671,615		Westpac Banking Corp	37,549
265,349		Woodside Petroleum Ltd	11,254
627,393		Woolworths Ltd	17,488
80,423		WorleyParsons Ltd	1,730

		TOTAL AUSTRALIA	522,614

AUSTRIA - 0.2%
180,100		bwin Interactive Entertainment	9,341
36,981		Erste Bank der Oesterreichischen Sparkassen AG.	1,481
128,122	*	IMMOFINANZ Immobilien Anlagen AG.	478
14,745		Oest Elektrizitatswirts AG. (Class A)	529
27,992		OMV AG.	1,048
9,690		Raiffeisen International Bank Holding AG.	452
64,815		Telekom Austria AG.	975
20,578		Voestalpine AG.	758
8,032		Wiener Staedtische Allgemeine Versicherung AG.	432
514,100	*	Wienerberger AG.	8,456

		TOTAL AUSTRIA	23,950

BELGIUM - 0.6%
40,157	*	Anheuser-Busch InBev NV	0	^
10,000		Bekaert S.A.	2,639
37,270		Belgacom S.A.	1,453
4,848		Colruyt S.A.	1,281
18,170		Delhaize Group	1,318
108,767	*	Dexia	479
4,000		D’ieteren S.A.	2,239
427,677		Fortis	1,224
15,899		Groupe Bruxelles Lambert S.A.	1,325
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
1,145,884		InBev NV	67,406
31,220	*	KBC Groep NV	1,400
5,026		Mobistar S.A.	308
6,015		Nationale A Portefeuille	314
11,895		Solvay S.A.	1,269
97,503		Telenet Group Holding NV	3,271
19,160		UCB S.A.	664
19,979		Umicore	864

		TOTAL BELGIUM	87,454

BERMUDA - 0.0%
20,300		Allied World Assurance Holdings Ltd	1,149
58,405		Validus Holdings Ltd	1,540

		TOTAL BERMUDA	2,689

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

BRAZIL - 0.6%
252,151		Banco Bradesco S.A. (ADR)	$5,139
296,854		Banco do Brasil S.A.	5,637
70,000	*	Banco Itau Holding Financeira S.A.	1,674
264,100		Banco Santander Brasil S.A.	3,559
262,841		Banco Santander Brasil S.A. (ADR)	3,619
825,000		BM&FBOVESPA S.A.	6,899
87,053		Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	3,962
46,338		Companhia Paranaense de Energia	1,020
150,870		Companhia Vale do Rio Doce (ADR)	4,718
279,300		Fleury S.A.	3,466
180,200	*	Hypermarcas S.A.	2,800
78,240	*	Itau Unibanco Banco Multiplo S.A. (ADR)	1,892
148,300		Multiplan Empreendimentos Imobiliarios S.A.	3,147
292,900		OGX Petroleo e Gas Participacoes S.A.	3,817
625,400		PDG Realty SA	7,448
637,721		Petroleo Brasileiro S.A. (ADR)	23,130

		TOTAL BRAZIL	81,927

CANADA - 4.2%
68,137		Agnico-Eagle Mines Ltd	4,844
170,323		Agrium, Inc (Toronto)	12,780
159,797		Alimentation Couche Tard, Inc	3,574
53,535		ARC Energy Trust	1,069
2,283		Astral Media, Inc	86
69,305	*	Athabasca Oil Sands Corp	697
245,142		Bank of Montreal	14,171
508,086		Bank of Nova Scotia	27,120
430,347		Barrick Gold Corp	19,921
642,324		Barrick Gold Corp (Canada)	29,685
211,146		BCE, Inc	6,871
101,900	*	Biovail Corp	2,570
595,032		Bombardier, Inc	2,921
23,040		Bonavista Energy Trust	535
211,629		Brookfield Asset Management, Inc	5,977
103,128		CAE, Inc	1,064
157,909		Cameco Corp	4,389
172,029		Canadian Imperial Bank of Commerce/Canada	12,481
265,298		Canadian National Railway Co	16,967
560,861		Canadian Natural Resources Ltd (Canada)	19,400
98,011		Canadian Oil Sands Trust	2,425
97,803		Canadian Pacific Railway Ltd	5,975
31,460		Canadian Tire Corp Ltd	1,752
34,666		Canadian Utilities Ltd	1,680
348,213	*	Celestica, Inc	2,935
391,398		Cenovus Energy, Inc	11,256
413,722	*	CGI Group, Inc	6,229
179,666		CI Financial Corp	3,623
378,664		Crescent Point Energy Corp	13,952

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

62,335	*,m	Crescent Point Energy Corp 144A	$2,297
208,910		Eldorado Gold Corp	3,862
11,767		Empire Co Ltd	630
157,627		Enbridge, Inc	8,256
298,780		EnCana Corp	9,028
72,907		Enerplus Resources Fund	1,878
54,530		Ensign Energy Services, Inc	669
8,213		Fairfax Financial Holdings Ltd	3,345
70,317		Finning International, Inc	1,635
70,694		Fortis, Inc	2,195
46,910		Franco-Nevada Corp	1,476
20,742		George Weston Ltd	1,592
46,298	*	Gildan Activewear, Inc	1,302
294,990		Goldcorp, Inc	12,816
117,316		Great-West Lifeco, Inc	2,903
9,400		Groupe Aeroplan, Inc	115
50,000		Home Capital Group, Inc	2,162
105,370		Husky Energy, Inc	2,562
140,720		IAMGOLD Corp	2,492
48,803		IGM Financial, Inc	1,983
122,683		Imperial Oil Ltd	4,649
33,189		Industrial Alliance Insurance and Financial Services, Inc	1,019
20,351		Inmet Mining Corp	1,134
93,700	*	Ivanhoe Mines Ltd	2,198
435,955		Kinross Gold Corp	8,178
44,404		Loblaw Cos Ltd	1,760
42,741		Magna International, Inc (Class A)	3,507
1,000		Manitoba Telecom Services, Inc	27
718,362		Manulife Financial Corp	9,062
94,458		Metro, Inc	4,098
1,498	*	Midnight Oil Exploration Ltd	11
66,913		National Bank of Canada	4,223
296,694		Nexen, Inc	5,969
18,676		Niko Resources Ltd	1,838
38,669		Onex Corp	1,087
23,449	*	Open Text Corp	1,106
39,972		Pan American Silver Corp	1,178
174,128		Penn West Energy Trust	3,490
29,973		PetroBakken Energy Ltd	672
35,579	*	Petrobank Energy & Resources Ltd	1,447
20,000	*	Potash Corp of Saskatchewan	2,881
154,091		Potash Corp of Saskatchewan Toronto	22,088
143,371		Power Corp Of Canada	3,734
102,017		Power Financial Corp	2,885
71,599		ProEx Energy Ltd	812
106,113		Provident Energy Trust	753
200,506	*	Research In Motion Ltd (Canada)	9,763
47,117		RioCan Real Estate Investment Trust	1,050
39,930		Ritchie Bros Auctioneers, Inc	826
193,768		Rogers Communications, Inc (Class B)	7,252
695,735		Royal Bank of Canada (Toronto)	36,237
59,815		Saputo, Inc	2,042

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

143,821	*	Shaw Communications, Inc (B Shares)	$3,167
118,334		Sherritt International Corp	921
89,171		Shoppers Drug Mart Corp	3,466
118,917	*	Silver Wheaton Corp	3,167
98,886	*	Sino-Forest Corp	1,647
62,408		SNC-Lavalin Group, Inc	3,190
233,213		Sun Life Financial, Inc	6,102
811,826		Suncor Energy, Inc	26,432
110,737		Suncor Energy, Inc (NY)	3,604
409,703		Talisman Energy, Inc	7,168
198,171		Teck Cominco Ltd	8,151
23,146		TELUS Corp	1,029
59,457		TELUS Corp, non-voting shares	2,520
150,181		Thomson Corp (Toronto)	5,646
61,812		Tim Hortons, Inc	2,251
62,243		Tim Hortons, Inc (Toronto)	2,267
30,714		TMX Group, Inc	944
399,001		Toronto-Dominion Bank	28,871
89,002		TransAlta Corp	1,900
298,058		TransCanada Corp	11,057
6,116		Trican Well Service Ltd	98
15,781		Vermilion Energy Trust	592
146,860	*	Viterra, Inc	1,282
295,192		Yamana Gold, Inc	3,365
102,769		Yellow Pages Income Fund	553

		TOTAL CANADA	576,513

CHINA - 0.5%
4,328,000	*	Agricultural Bank of China	2,242
2,000,000	*	Air China Ltd	2,763
75,000	*	Baidu, Inc (ADR)	7,697
20,500,000	*	Beijing Enterprises Water Group Ltd	6,949
1,602,948		BOC Hong Kong Holdings Ltd	5,082
428,000		China Aoyuan Property Group Ltd	71
3,977,847		China Coal Energy Co	6,583
690,000		China Life Insurance Co Ltd - H	2,726
1,000,000		China Resources Gas Group Ltd	1,472
10,947,000		China South Locomotive and Rolling Stock Corp	10,355
1,277,000		CNOOC Ltd	2,475
79,000		Glorious Property Holdings Ltd	23
4,171,000		KWG Property Holding Ltd	3,199
7,500,000		Lenovo Group Ltd	4,630
392,464	*	Melco PBL Entertainment Macau Ltd (ADR)	1,998
3,496,000	*	Microport Scientific Corp	3,898
630,000		Shandong Weigao Group Medical Polymer Co Ltd	1,794
4,427,000		Sino-Ocean Land Holdings Ltd	3,075
3,245,000	*,m	SITC International Co Ltd	1,999
1,200,000		Yanzhou Coal Mining Co Ltd	2,945
420,000		Zhuzhou CSR Times Electric Co Ltd	1,348

		TOTAL CHINA	73,324

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

COLOMBIA - 0.0%
37,000		BanColombia S.A. (ADR)	$2,428
88,429	*	Pacific Rubiales Energy Corp (Toronto)	2,486

		TOTAL COLOMBIA	4,914

CYPRUS - 0.0%
111,503		Bank of Cyprus Public Co Ltd	562

		TOTAL CYPRUS	562

CZECH REPUBLIC - 0.0%
215,000		New World Resources NV	2,472

		TOTAL CZECH REPUBLIC	2,472

DENMARK - 0.4%
113		AP Moller - Maersk AS (Class A)	919
244		AP Moller - Maersk AS (Class B)	2,040
19,493		Carlsberg AS (Class B)	2,032
199,801	*	Christian Hansen Holding	4,035
4,255		Coloplast AS (Class B)	509
88,039	*	Danske Bank AS	2,124
107,687		DSV AS	2,198
2,780		H Lundbeck A/s	49
385,256		Novo Nordisk AS (Class B)	38,231
9,313		Novozymes AS (B Shares)	1,185
672	*	Topdanmark AS	85
5,560		TrygVesta A.S.	334
40,283	*	Vestas Wind Systems AS	1,518
3,943	*	William Demant Holding	291

		TOTAL DENMARK	55,550

FINLAND - 0.4%
25,155		Elisa Oyj (Series A)	578
951,995		Fortum Oyj	24,906
11,696		Kesko Oyj (B Shares)	549
40,295		Kone Oyj (Class B)	2,082
24,308		Metso Oyj	1,114
25,375		Neste Oil Oyj	396
614,207		Nokia Oyj	6,171
23,171		Nokian Renkaat Oyj	796
24,817		OKO Bank (Class A)	302
11,590		Orion Oyj (Class B)	231
21,625		Outokumpu Oyj	430
17,908		Rautaruukki Oyj	370
81,000		Sampo Oyj (A Shares)	2,187
15,199		Sanoma-WSOY Oyj	322
113,424		Stora Enso Oyj (R Shares)	1,121
94,906		UPM-Kymmene Oyj	1,626
53,718		Wartsila Oyj (B Shares)	3,506

		TOTAL FINLAND	46,687

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FRANCE - 4.0%
98,296		Accor S.A.	$3,589
1,885,858	*	Accor Services	37,355
6,302		Aeroports de Paris	514
24,383	*	Air France-KLM	374
40,090		Air Liquide	4,891
454,033	*	Alcatel S.A.	1,529
38,521		Alstom RGPT	1,965
350,533	*	Atos Origin S.A.	15,846
327,644		AXA S.A.	5,728
2,048		BioMerieux	212
748,623		BNP Paribas	53,243
34,362		Bouygues S.A.	1,475
9,559		Bureau Veritas S.A.	667
28,347		Cap Gemini S.A.	1,422
112,087		Carrefour S.A.	6,023
9,650		Casino Guichard Perrachon S.A.	884
8,990		Christian Dior S.A.	1,175
27,916		CNP Assurances	519
52,882		Compagnie de Saint-Gobain	2,352
27,621	*	Compagnie Generale de Geophysique S.A.	606
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
39,450		Compagnie Generale d’Optique Essilor International S.A.	2,714
180,831		Credit Agricole S.A.	2,826
11,108		Dassault Systemes S.A.	817
8,505		Eiffage S.A.	404
50,835		Electricite de France	2,193
1,024		Eramet	303
5,135		Eurazeo	345
84,609		Eutelsat Communications	3,230
4,705		Fonciere Des Regions	501
272,716		France Telecom S.A.	5,893
370,219		Gaz de France	13,253
3,194		Gecina S.A.	379
291,331		Gemalto NV	11,956
376,263		Groupe Danone	22,505
66,587		Groupe Eurotunnel S.A.	566
7,621		Hermes International	1,740
4,104		ICADE	431
2,444		Iliad S.A.	255
6,664		Imerys S.A.	399
4,109		Ipsen	136
626,788	*	JC Decaux S.A.	16,547
17,953		Klepierre	692
39,456		Lafarge S.A.	2,260
16,618		Lagardere S.C.A.	649
22,567		Legrand S.A.	763
37,353		L’Oreal S.A.	4,200
127,157		LVMH Moet Hennessy Louis Vuitton S.A.	18,653
7,263		M6-Metropole Television	171
23,638		Michelin (C.G.D.E.) (Class B)	1,798
157,521	*	Natixis	902
6,590		Neopost S.A.	490
18,126		PagesJaunes Groupe S.A.	190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

34,251		Pernod-Ricard S.A.	$2,860
532,640	*	Peugeot S.A.	17,910
12,941		PPR	2,095
18,472		Publicis Groupe S.A.	877
35,106	*	Renault S.A.	1,806
132,245		Safran S.A.	3,717
651,312		Sanofi-Aventis	43,396
255,871		Schneider Electric S.A.	32,443
30,979		SCOR	740
5,247		Societe BIC S.A.	421
1,065		Societe Des Autoroutes Paris-Rhin-Rhone	79
767,898		Societe Generale	44,229
14,079		Societe Television Francaise 1	219
13,823		Sodexho Alliance S.A.	897
37,629		Suez Environnement S.A.	695
80,621		Technip S.A.	6,483
18,869		Thales S.A.	690
881,773		Total S.A.	45,445
17,413		Unibail	3,861
232,400	*	Valeo S.A.	10,767
495,262		Vallourec	49,198
51,578		Veolia Environnement	1,358
79,868		Vinci S.A.	4,004
335,465		Vivendi Universal S.A.	9,169

		TOTAL FRANCE	541,889

GERMANY - 3.2%
85,797		Adidas-Salomon AG.	5,311
674,210		Aixtron AG.	20,037
123,523		Allianz AG.	13,960
487,242		BASF AG.	30,723
399,695		Bayer AG.	27,871
157,770		Bayerische Motoren Werke AG.	11,064
448		Bayerische Motoren Werke AG. (Preference)	21
203,142		Beiersdorf AG.	12,434
17,494		Celesio AG.	381
141,360	*	Commerzbank AG.	1,172
7,733	*	Continental AG.	601
1,108,293		DaimlerChrysler AG. (EUR)	70,195
104,622		Deutsche Bank AG.	5,726
87,957		Deutsche Boerse AG.	5,869
42,319		Deutsche Lufthansa AG.	778
157,738		Deutsche Post AG.	2,861
16,662	*	Deutsche Postbank AG.	567
765,298		Deutsche Telekom AG.	10,469
329,504		E.ON AG.	9,716
6,712		Fraport AG. Frankfurt Airport Services Worldwide	408
15,764		Fresenius AG. (Preference)	1,273
38,632		Fresenius Medical Care AG.	2,386
4,901		Fresenius SE	392
23,590		GEA Group AG.	590
1,147		Hamburger Hafen und Logistik AG.	45

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,190		Hannover Rueckversicherung AG.	$561
25,760		HeidelbergCement AG.	1,241
24,246		Henkel KGaA	1,098
32,782		Henkel KGaA (Preference)	1,761
6,334		Hochtief AG.	548
1,544,163	*	Infineon Technologies AG.	10,696
28,345		K+S AG.	1,697
79,414	*	Kabel Deutschland Holding GmbH	3,150
477,529		Lanxess AG.	26,162
50,495		Linde AG.	6,573
15,824		MAN AG.	1,725
70,001		Merck KGaA	5,880
23,318		Metro AG.	1,518
135,668		Muenchener Rueckver AG.	18,791
16,525		Porsche AG.	818
95,967		ProSiebenSat.1 Media AG.	2,280
756		Puma AG. Rudolf Dassler Sport	249
60,000		Rheinmetall AG.	3,967
75,915		RWE A.G.	5,128
3,645		RWE A.G. (Preference)	232
7,999		Salzgitter AG.	518
574,710		SAP AG.	28,428
595,841		Siemens AG.	62,896
484		Solarworld AG.	6
226,820	*	Stroer Out-of-Home Media AG.	6,725
11,943		Suedzucker AG.	267
135,875		ThyssenKrupp AG.	4,431
25,436	*	TUI AG.	311
14,945		United Internet AG.	242
5,766		Volkswagen AG.	635
25,847		Volkswagen AG. (Preference)	3,119
15,190		Wacker Chemie AG.	2,803

		TOTAL GERMANY	439,306

GIBRALTAR - 0.1%
1,890,898	*	PartyGaming plc	8,183

		TOTAL GIBRALTAR	8,183

GREECE - 0.0%
92,623	*	Alpha Bank S.A.	581
34,536		Coca Cola Hellenic Bottling Co S.A.	911
63,265	*	EFG Eurobank Ergasias S.A.	381
4,318		Hellenic Petroleum S.A.	33
35,120		Hellenic Telecommunications Organization S.A.	253
33,635		Marfin Investment Group S.A	36
119,099	*	National Bank of Greece S.A.	1,164
42,792		OPAP S.A.	677
67,050	*	Piraeus Bank S.A.	332
18,160		Public Power Corp	283
2,719		Titan Cement Co S.A.	55

		TOTAL GREECE	4,706

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

GUERNSEY, C.I. - 0.0%
83,800	*	Amdocs Ltd	$2,402

		TOTAL GUERNSEY, C.I.	2,402

HONG KONG - 1.2%
69,558		ASM Pacific Technology	620
549,805		Bank of East Asia Ltd	2,328
1,215,237		Cathay Pacific Airways Ltd	3,297
737,696		Cheung Kong Holdings Ltd	11,180
158,661		Cheung Kong Infrastructure Holdings Ltd	630
5,670		Chinese Estates Holdings Ltd	9
875,521		CLP Holdings Ltd	6,991
485,193		Esprit Holdings Ltd	2,633
344,000		Hang Lung Group Ltd	2,246
894,493		Hang Lung Properties Ltd	4,369
333,293		Hang Seng Bank Ltd	4,901
474,273		Henderson Land Development Co Ltd	3,377
1,943,166		Hong Kong & China Gas Ltd	4,919
608,364		Hong Kong Electric Holdings Ltd	3,697
702,598		Hong Kong Exchanges and Clearing Ltd	13,837
210,717		Hopewell Holdings	682
2,012,110		Hutchison Whampoa Ltd	18,776
222,482		Hysan Development Co Ltd	797
259,927		Kerry Properties Ltd	1,414
3,474,502		Li & Fung Ltd	19,546
206,500		Lifestyle International Holdings Ltd	510
1,189,989		Link Real Estate Investment Trust	3,528
1,075,000	*	Mongolia Energy Co ltd	446
635,813		MTR Corp	2,405
1,102,779		New World Development Ltd	2,223
1,078,267		Noble Group Ltd	1,550
311,000		NWS Holdings Ltd	610
77,364		Orient Overseas International Ltd	617
1,311,749		PCCW Ltd	475
30,430,000		Rexcapital Financial Holdings Ltd	2,902
9,606,000		RUINIAN INTERNATIONAL Ltd	8,047
924,000		Shanghai Real Estate Ltd	95
471,377		Shangri-La Asia Ltd	1,073
622,801		Sino Land Co	1,289
2,500,000		SJM Holdings Ltd	2,855
28,673,611		Solomon Systech International Ltd	1,811
627,248		Sun Hung Kai Properties Ltd	10,832
316,204		Swire Pacific Ltd (Class A)	4,357
100,177		Television Broadcasts Ltd	572
259,000	*	Trony Solar Holdings Co Ltd.	150
592,375		Wharf Holdings Ltd	3,810
333,000		Wheelock & Co Ltd	1,114
65,626		Wing Hang Bank Ltd	787
261,589		Yue Yuen Industrial Holdings	969

		TOTAL HONG KONG	159,276

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

INDIA - 0.3%
150,000		Adani Enterprises Ltd	$2,213
475,177		Bank of India	5,472
285,379		Dhanalakshmi Bank Ltd	1,182
17,121		Dr Reddy’s Laboratories Ltd	549
58,850		Engineers India Ltd	457
1,221,502		Geodesic Information Systems Ltd	2,534
5,416		HDFC Bank Ltd	300
1,619		ICICI Bank Ltd	40
110,000		ICICI Bank Ltd (ADR)	5,484
35,000		Infosys Technologies Ltd	2,376
48,000		Infosys Technologies Ltd (ADR)	3,231
120,000		Punjab National Bank Ltd	3,454
49,474	f	Puravankara Projects Ltd	142
500,000		Rajesh Exports Ltd	1,099
25,381		Sobha Developers Ltd	216
80,000		Sun Pharmaceuticals Industries Ltd	3,597
61,502		Tata Consultancy Services Ltd	1,269
66,365		Tata Power Co Ltd	2,002
16,963		Vedanta Resources plc	577

		TOTAL INDIA	36,194

INDONESIA - 0.1%
7,000,000		Adaro Energy Tbk	1,588
1,000,000		Bank Rakyat Indonesia	1,120
741,063		PT Astra International Tbk	4,708
3,850,000		PT Kalbe Farma Tbk	1,100
3,500,000		PT Perusahaan Gas Negara	1,510
2,000,000		PT Semen Gresik Persero Tbk	2,218

		TOTAL INDONESIA	12,244

IRELAND - 0.4%
142,188		Accenture plc	6,042
147,992	*,m	Anglo Irish Bank Corp plc	44
472,812	*	Bank of Ireland	400
128,773		CRH plc	2,114
7,402		CRH plc (IRELAND)	121
66,449	*	Elan Corp plc	374
27,332	*	Elan Corp plc (ADR)	157
26,542		Kerry Group plc (Class A)	931
48,799		Ryanair Holdings plc	261
2,741		Ryanair Holdings plc (ADR)	84
1,369,765		Shire Ltd	30,856
94,567		Shire plc (ADR)	6,362
404,997	*	Smurfit Kappa Group plc	4,070

		TOTAL IRELAND	51,816

ISRAEL - 0.2%
134,857	*	Bank Hapoalim Ltd	617
161,721	*	Bank Leumi Le-Israel	751
228,028		Bezeq Israeli Telecommunication Corp Ltd	568
6,159		Cellcom Israel Ltd	188
500		Delek Group Ltd	137

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,445		Discount Investment Corp	$49
3,252		Elbit Systems Ltd	173
62,593		Israel Chemicals Ltd	883
309	*	Israel Corp Ltd	295
69,078	*	Israel Discount Bank Ltd	137
36,503		Makhteshim-Agan Industries Ltd	135
15,385		Mizrahi Tefahot Bank Ltd	143
8,348	*	Nice Systems Ltd	257
10,585		Ormat Industries	87
10,101		Partner Communications	187
127,806		Teva Pharmaceutical Industries Ltd	6,940
342,057		Teva Pharmaceutical Industries Ltd (ADR)	18,044

		TOTAL ISRAEL	29,591

ITALY - 0.9%
166,186		A2A S.p.A.	255
228,506		ACEA S.p.A.	2,581
229,161		Assicurazioni Generali S.p.A.	4,614
18,773	*	Autogrill S.p.A.	235
49,532		Autostrade S.p.A.	1,026
125,947		Banca Carige S.p.A.	293
1,511,995		Banca Intesa S.p.A.	4,911
173,899		Banca Intesa S.p.A. RSP	448
445,885		Banca Monte dei Paschi di Siena S.p.A.	618
72,538		Banca Popolare di Milano	346
117,543		Banche Popolari Unite Scpa	1,139
126,614		Banco Popolare Scarl	758
7,368		Beni Stabili S.P.A. (Paris)	7
952,358		Enel S.p.A.	5,076
631,867		ENI S.p.A.	13,636
11,295		Exor S.p.A.	262
140,835		Fiat S.p.A.	2,173
81,838		Finmeccanica S.p.A.	972
2,895		Fondiaria-Sai S.p.A.	29
3,331		Italcementi S.p.A.	29
2,148		Lottomatica S.p.A.	33
20,930		Luxottica Group S.p.A.	572
133,384		Mediaset S.p.A.	946
95,034		Mediobanca S.p.A.	884
40,830		Mediolanum S.p.A.	182
370,524		Parmalat S.p.A.	951
45,435		Pirelli & C S.p.A.	370
876,532		Prysmian S.p.A.	16,012
1,072,084		Saipem S.p.A.	42,939
13,407		Saras S.p.A.	26
207,182		Snam Rete Gas S.p.A.	1,049
7,161,536		Telecom Italia RSP	8,069
1,552,677		Telecom Italia S.p.A.	2,170
188,569		Terna Rete Elettrica Nazionale S.p.A.	801
2,566,037		UniCredito Italiano S.p.A.	6,552
34,384		Unipol Gruppo Finanziario S.p.A.	25

		TOTAL ITALY	120,989

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

JAPAN - 8.6%
124,083		77 Bank Ltd	$629
9,100		ABC-Mart, Inc	280
15,352		Acom Co Ltd	232
66,542		Advantest Corp	1,324
246,509		Aeon Co Ltd	2,646
31,803		Aeon Credit Service Co Ltd	342
33,100		Aeon Mall Co Ltd	805
52,000		Air Water, Inc	618
77,842	*	Aisin Seiki Co Ltd	2,428
239,529		Ajinomoto Co, Inc	2,344
15,657		Alfresa Holdings Corp	668
306,862	*	All Nippon Airways Co Ltd	1,136
968,744		Amada Co Ltd	6,638
2,458,848		Aozora Bank Ltd	3,623
139,307		Asahi Breweries Ltd	2,787
554,298		Asahi Glass Co Ltd	5,651
525,859		Asahi Kasei Corp	2,898
55,000		Asics Corp	561
184,041		Astellas Pharma, Inc	6,647
119,653		Bank of Kyoto Ltd	970
441,971		Bank of Yokohama Ltd	2,065
29,282		Benesse Corp	1,410
252,304		Bridgestone Corp	4,597
98,500		Brother Industries Ltd	1,217
145,500		Canon Electronics, Inc	3,716
25,064	*	Canon Marketing Japan, Inc	345
573,397		Canon, Inc	26,753
96,323		Casio Computer Co Ltd	714
613		Central Japan Railway Co	4,509
573,323		Chiba Bank Ltd	3,345
235,000		Chiyoda Corp	1,923
269,666		Chubu Electric Power Co, Inc	6,664
93,558		Chugai Pharmaceutical Co Ltd	1,719
62,100		Chugoku Bank Ltd	755
122,992		Chugoku Electric Power Co, Inc	2,427
88,642		Citizen Watch Co Ltd	532
22,771		Coca-Cola West Japan Co Ltd	384
241,343		Cosmo Oil Co Ltd	630
55,183		Credit Saison Co Ltd	738
233,138		Dai Nippon Printing Co Ltd	2,846
97,630		Daicel Chemical Industries Ltd	657
112,698	*	Daido Steel Co Ltd	548
77,290	*	Daihatsu Motor Co Ltd	1,034
2,881		Dai-ichi Mutual Life Insurance Co	3,479
281,679		Daiichi Sankyo Co Ltd	5,729
95,446		Daikin Industries Ltd	3,590
27,000		Dainippon Ink and Chemicals, Inc	48
64,963		Dainippon Sumitomo Pharma Co Ltd	544
32,711		Daito Trust Construction Co Ltd	1,955
196,856		Daiwa House Industry Co Ltd	1,981

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

611,355	*	Daiwa Securities Group, Inc	$2,468
31,800		Dena Co Ltd	1,001
194,676		Denki Kagaku Kogyo KK	837
175,045		Denso Corp	5,190
67,855		Dentsu, Inc	1,572
67,700		Don Quijote Co Ltd	1,681
101,318		Dowa Holdings Co Ltd	603
122,352		East Japan Railway Co	7,387
102,517		Eisai Co Ltd	3,585
49,839		Electric Power Development Co	1,499
71,908	*	Elpida Memory, Inc	827
25,444		FamilyMart Co Ltd	912
74,043	*	Fanuc Ltd	9,428
86,118		Fast Retailing Co Ltd	12,132
201,822	*	Fuji Electric Holdings Co Ltd	529
259,784		Fuji Folms Holdings Corp	8,604
241,342	*	Fuji Heavy Industries Ltd	1,538
196		Fuji Television Network, Inc	250
1,039,406		Fujitsu Ltd	7,296
288,167		Fukuoka Financial Group, Inc	1,153
866,458		Furukawa Electric Co Ltd	3,259
152,110		GS Yuasa Corp	1,070
146,774		Gunma Bank Ltd	768
154,842		Hachijuni Bank Ltd	809
9,565		Hakuhodo DY Holdings, Inc	463
937		Hamamatsu Photonics KK	31
464,720		Hankyu Hanshin Holdings, Inc	2,232
92,182	*	Hino Motors Ltd	445
13,251		Hirose Electric Co Ltd	1,335
185,744		Hiroshima Bank Ltd	757
27,600		Hisamitsu Pharmaceutical Co, Inc	1,127
42,252		Hitachi Chemical Co Ltd	789
34,922		Hitachi Construction Machinery Co Ltd	755
28,100		Hitachi High-Technologies Corp	518
5,800,685	*	Hitachi Ltd	25,362
67,000		Hitachi Metals Ltd	789
76,382		Hokkaido Electric Power Co, Inc	1,521
465,481		Hokuhoku Financial Group, Inc	853
74,475		Hokuriku Electric Power Co	1,700
936,668		Honda Motor Co Ltd	33,246
180,717	*	Hoya Corp	4,405
113,472	*	Ibiden Co Ltd	2,880
8,947		Idemitsu Kosan Co Ltd	767
810		Inpex Holdings, Inc	3,813
321,381		Isetan Mitsukoshi Holdings Ltd	3,338
489,716		Ishikawajima-Harima Heavy Industries Co Ltd	939
483,169	*	Isuzu Motors Ltd	1,864
23,237		Ito En Ltd	382
1,060,623		Itochu Corp	9,707
11,962		Itochu Techno-Science Corp	391
88,912		Iyo Bank Ltd	721
179,392		J Front Retailing Co Ltd	834

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,266	*	Jafco Co Ltd	$266
11,500		Japan Petroleum Exploration Co	433
267		Japan Prime Realty Investment Corp	588
201		Japan Real Estate Investment Corp	1,827
641	*	Japan Retail Fund Investment Corp	902
327,428		Japan Steel Works Ltd	3,083
1,784		Japan Tobacco, Inc	5,939
188,904		JFE Holdings, Inc	5,777
85,142		JGC Corp	1,478
236,624		Joyo Bank Ltd	1,032
104,908		JS Group Corp	2,057
75,059		JSR Corp	1,278
725,595		JTEKT Corp	6,684
968		Jupiter Telecommunications Co	1,044
912,700	*	JX Holdings, Inc	5,292
357,104		Kajima Corp	860
360		Kakaku.com, Inc	2,085
101,126		Kamigumi Co Ltd	751
124,448		Kaneka Corp	747
308,674		Kansai Electric Power Co, Inc	7,495
87,480		Kansai Paint Co Ltd	745
194,453		Kao Corp	4,738
1,410,212		Kawasaki Heavy Industries Ltd	4,004
277,186	*	Kawasaki Kisen Kaisha Ltd	1,043
1,188		KDDI Corp	5,685
193,262		Keihin Electric Express Railway Co Ltd	1,868
241,305		Keio Corp	1,659
111,426		Keisei Electric Railway Co Ltd	715
14,088	*	Kenedix, Inc	2,498
17,224		Keyence Corp	3,747
56,795		Kikkoman Corp	627
54,131		Kinden Corp	489
679,914		Kintetsu Corp	2,297
840,849		Kirin Brewery Co Ltd	11,936
1,040,723		Kobe Steel Ltd	2,443
35,000	*	Koito Manufacturing Co Ltd	537
940,222		Komatsu Ltd	21,826
33,573		Konami Corp	593
199,342		Konica Minolta Holdings, Inc	1,944
416,158		Kubota Corp	3,809
128,087		Kuraray Co Ltd	1,617
41,897		Kurita Water Industries Ltd	1,163
66,212		Kyocera Corp	6,258
108,486		Kyowa Hakko Kogyo Co Ltd	1,075
158,647		Kyushu Electric Power Co, Inc	3,622
24,551		Lawson, Inc	1,125
6,500		Leopalace21 Corp	11
10,816		Mabuchi Motor Co Ltd	553
41,568	*	Makita Corp	1,318
1,087,072		Marubeni Corp	6,146
80,309		Marui Co Ltd	601
18,696		Maruichi Steel Tube Ltd	358

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

43,600		Matsui Securities Co Ltd	$244
706,255		Matsushita Electric Industrial Co Ltd	9,568
156,956		Matsushita Electric Works Ltd	2,081
611,150		Mazda Motor Corp	1,472
23,900		McDonald’s Holdings Co Japan Ltd	575
59,612		Mediceo Paltac Holdings Co Ltd	758
24,649		MEIJI Holdings Co Ltd	1,160
302,972		Millea Holdings, Inc	8,173
122,716		Minebea Co Ltd	632
903,350		Mitsubishi Chemical Holdings Corp	4,588
978,741		Mitsubishi Corp	23,225
1,222,037		Mitsubishi Electric Corp	10,511
480,705		Mitsubishi Estate Co Ltd	7,819
156,160		Mitsubishi Gas Chemical Co, Inc	907
1,093,150		Mitsubishi Heavy Industries Ltd	4,033
45,262		Mitsubishi Logistics Corp	543
462,186	*	Mitsubishi Materials Corp	1,329
1,563,130	*	Mitsubishi Motors Corp	2,041
6,218,154		Mitsubishi UFJ Financial Group, Inc	28,975
337,600		Mitsubishi UFJ Lease & Finance Co Ltd	11,869
786,704		Mitsui & Co Ltd	11,704
338,087		Mitsui Chemicals, Inc	911
253,875		Mitsui Engineering & Shipbuilding Co Ltd	575
340,137		Mitsui Fudosan Co Ltd	5,737
233,239		Mitsui Mining & Smelting Co Ltd	668
1,029,906		Mitsui OSK Lines Ltd	6,477
221,220		Mitsui Sumitomo Insurance Group Holdings, Inc	5,080
1,913,750		Mitsui Trust Holdings, Inc	6,350
28,422		Mitsumi Electric Co Ltd	436
8,116,598		Mizuho Financial Group, Inc	11,862
566,872	*	Mizuho Trust & Banking Co Ltd	475
133,229		Murata Manufacturing Co Ltd	7,022
70,073		Namco Bandai Holdings, Inc	650
959,328		NEC Corp	2,551
105,673		NGK Insulators Ltd	1,756
63,988		NGK Spark Plug Co Ltd	856
59,138	*	NHK Spring Co Ltd	490
45,406		Nidec Corp	4,036
130,381		Nikon Corp	2,418
36,858		Nintendo Co Ltd	9,210
214		Nippon Building Fund, Inc	1,874
145,175		Nippon Electric Glass Co Ltd	1,979
355,252		Nippon Express Co Ltd	1,349
65,944		Nippon Meat Packers, Inc	807
41,000		Nippon Paper Group, Inc	1,026
269,041		Nippon Sheet Glass Co Ltd	587
1,909,884		Nippon Steel Corp	6,497
454,430		Nippon Telegraph & Telephone Corp	19,842
614,636		Nippon Yusen Kabushiki Kaisha	2,518
243,721		Nishi-Nippon City Bank Ltd	698
56,355		Nissan Chemical Industries Ltd	635
1,487,823	*	Nissan Motor Co Ltd	12,993

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,700		Nissha Printing Co Ltd	$220
76,618		Nisshin Seifun Group, Inc	1,007
283,321		Nisshin Steel Co Ltd	506
46,054		Nisshinbo Industries, Inc	462
26,535		Nissin Food Products Co Ltd	958
23,723		Nitori Co Ltd	1,984
68,977		Nitto Denko Corp	2,698
1,194,000	*	NKSJ Holdings, Inc	7,495
42,651	*	NOK Corp	742
1,439,763	*	Nomura Holdings, Inc	6,968
38,574		Nomura Real Estate Holdings, Inc	548
111		Nomura Real Estate Office Fund, Inc	616
42,210		Nomura Research Institute Ltd	793
164,206		NSK Ltd	1,113
1,892,948	*	NTN Corp	8,163
528		NTT Data Corp	1,669
6,263		NTT DoCoMo, Inc	10,428
474		NTT Urban Development Corp	399
270,957		Obayashi Corp	1,078
2,827		Obic Co Ltd	534
254,398		Odakyu Electric Railway Co Ltd	2,353
344,797		OJI Paper Co Ltd	1,524
90,512		Olympus Corp	2,370
84,702		Omron Corp	1,924
35,466		Ono Pharmaceutical Co Ltd	1,544
13,703		Oracle Corp Japan	652
18,017		Oriental Land Co Ltd	1,679
233,499		ORIX Corp	17,845
812,846		Osaka Gas Co Ltd	2,931
302		Osaka Securities Exchange Co Ltd	1,481
6,387		Otsuka Corp	424
222,100		Park24 Co Ltd	2,365
33,716	*	Rakuten, Inc	24,678
224,200		Resona Holdings, Inc	2,012
751,581		Ricoh Co Ltd	10,597
12,699		Rinnai Corp	747
40,924		Rohm Co Ltd	2,525
19,380		Sankyo Co Ltd	1,026
30,756		Santen Pharmaceutical Co Ltd	1,065
663,975	*	Sanyo Electric Co Ltd	1,098
114,900		Sapporo Hokuyo Holdings, Inc	531
102,795		Sapporo Holdings Ltd	481
7,329	*	SBI Holdings, Inc	919
87,713		Secom Co Ltd	3,961
986,244		Sega Sammy Holdings, Inc	15,075
48,473		Seiko Epson Corp	735
181,271		Sekisui Chemical Co Ltd	1,097
226,920		Sekisui House Ltd	2,039
230,400		Senshu Ikeda Holdings, Inc	345
313,681		Seven & I Holdings Co Ltd	7,350
223		SEVEN BANK Ltd	399
360,106	*	Sharp Corp	3,585
74,500		Shikoku Electric Power Co, Inc	2,137

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

102,982		Shimadzu Corp	$792
7,897		Shimamura Co Ltd	733
23,881		Shimano, Inc	1,264
246,452		Shimizu Corp	912
167,200		Shin-Etsu Chemical Co Ltd	8,142
27,874		Shinko Electric Industries	308
204,751		Shinko Securities Co Ltd	468
347,320		Shinsei Bank Ltd	245
124,873		Shionogi & Co Ltd	2,286
125,385		Shiseido Co Ltd	2,815
224,727		Shizuoka Bank Ltd	1,936
573,654		Showa Denko KK	1,099
76,573		Showa Shell Sekiyu KK	585
21,888		SMC Corp	2,887
336,693		Softbank Corp	11,015
522,146	*	Sojitz Holdings Corp	938
623,802	*	Sony Corp	19,286
364		Sony Financial Holdings, Inc	1,186
22,799		Square Enix Co Ltd	511
60,735		Stanley Electric Co Ltd	968
47,276	*	Sumco Corp	737
655,748		Sumitomo Chemical Co Ltd	2,875
457,963		Sumitomo Corp	5,903
280,156		Sumitomo Electric Industries Ltd	3,416
230,821		Sumitomo Heavy Industries Ltd	1,189
2,382,314		Sumitomo Metal Industries Ltd	6,021
212,464		Sumitomo Metal Mining Co Ltd	3,245
658,379		Sumitomo Mitsui Financial Group, Inc	19,180
150,256		Sumitomo Realty & Development Co Ltd	3,105
69,463		Sumitomo Rubber Industries, Inc	678
991		Sumitomo Titanium Corp	46
903,488		Sumitomo Trust & Banking Co Ltd	4,524
74,738		Suruga Bank Ltd	659
27,571		Suzuken Co Ltd	913
117,522	*	Suzuki Motor Corp	2,472
12,100		Sysmex Corp	839
111,598		T&D Holdings, Inc	2,326
342,376	*	Taiheiyo Cement Corp	402
425,136		Taisei Corp	876
54,411		Taisho Pharmaceutical Co Ltd	1,101
110,897		Taiyo Nippon Sanso Corp	943
1,029,718		Takashimaya Co Ltd	7,944
375,348		Takeda Pharmaceutical Co Ltd	17,243
92,721		Tanabe Seiyaku Co Ltd	1,511
51,166		TDK Corp	2,853
3,208,807		Teijin Ltd	10,609
62,676		Terumo Corp	3,326
50,469		THK Co Ltd	946
341,521		Tobu Railway Co Ltd	1,968
42,875		Toho Co Ltd	690
171,000		Toho Gas Co Ltd	846
179,041		Tohoku Electric Power Co, Inc	3,959

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

127,693		Tokuyama Corp	$649
1,700		Tokyo Broadcasting System, Inc	22
527,660		Tokyo Electric Power Co, Inc	12,869
71,781		Tokyo Electron Ltd	3,599
1,033,624		Tokyo Gas Co Ltd	4,693
198,240		Tokyo Steel Manufacturing Co Ltd	2,339
150,572		Tokyo Tatemono Co Ltd	577
474,146		Tokyu Corp	2,096
188,862		Tokyu Land Corp	783
114,626		TonenGeneral Sekiyu KK	1,061
233,540		Toppan Printing Co Ltd	1,827
532,283		Toray Industries, Inc	2,965
1,448,481	*	Toshiba Corp	7,010
207,647		Tosoh Corp	560
112,681		Toto Ltd	772
63,355		Toyo Seikan Kaisha Ltd	1,141
38,099		Toyo Suisan Kaisha Ltd	785
26,397	*	Toyoda Gosei Co Ltd	582
26,800	*	Toyota Boshoku Corp	446
72,961	*	Toyota Industries Corp	1,948
1,456,048	*	Toyota Motor Corp	52,291
88,862		Toyota Tsusho Corp	1,309
36,551	*	Trend Micro, Inc	1,091
24,774		Tsumura & Co	770
403,012		UBE Industries Ltd	893
51,423		Uni-Charm Corp	2,070
450,000		United Arrows Ltd	6,059
76,120		UNY Co Ltd	602
42,884		Ushio, Inc	722
11,412		USS Co Ltd	852
710		West Japan Railway Co	2,546
6,089		Yahoo! Japan Corp	2,104
39,277		Yakult Honsha Co Ltd	1,213
29,619		Yamada Denki Co Ltd	1,838
79,666		Yamaguchi Financial Group, Inc	751
56,888		Yamaha Corp	660
101,483	*	Yamaha Motor Co Ltd	1,523
17,600		Yamato Kogyo Co Ltd	426
166,078		Yamato Transport Co Ltd	2,009
48,553		Yamazaki Baking Co Ltd	592
92,384		Yaskawa Electric Corp	745
88,210	*	Yokogawa Electric Corp	600

		TOTAL JAPAN	1,171,669

JERSEY, C.I. - 0.0%
17,427		Randgold Resources Ltd	1,744

		TOTAL JERSEY, C.I.	1,744

KAZAKHSTAN - 0.0%
33,700		Eurasian Natural Resources Corp	486

		TOTAL KAZAKHSTAN	486

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

KOREA, REPUBLIC OF - 0.4%
100,000		Grand Korea Leisure Co Ltd	$1,960
200,000		Hanwha Chemical Corp	4,797
79,240		Hanwha Corp	3,058
13,000		Hite Brewery Co Ltd	1,448
20,000		Hyundai Department Store Co Ltd	2,421
7,456		Hyundai Mobis	1,681
20,000		Hyundai Motor Co	2,684
36,616		KB Financial Group, Inc	1,574
70,000		Kia Motors Corp	2,259
952,970		Korea Exchange Bank	11,533
11,000		LG Chem Ltd	3,217
6,800		POSCO	3,077
11,519		Samsung Electronics Co Ltd	7,849
21,400		Samsung Engineering Co Ltd	2,853
27,920		Shinhan Financial Group Co Ltd	1,069
17,500		Shinsegae Co Ltd	9,224

		TOTAL KOREA, REPUBLIC OF	60,704

LUXEMBOURG - 0.1%
158,120	*	ArcelorMittal	5,208
3,000,750	*	L’ Occitane International SA	8,354
14,505		Millicom International Cellular S.A.	1,384
57,911		SES Global S.A.	1,392

		TOTAL LUXEMBOURG	16,338

MACAU - 0.2%
10,753,800	*,f	Sands China Ltd	19,404
1,545,200	*	Wynn Macau Ltd	2,673

		TOTAL MACAU	22,077

MALAYSIA - 0.1%
1,600,000		AMMB Holdings Berhad	3,074
500,000		Genting BHD	1,607
2,132,384	*	Genting International plc	3,016
800,000		Public Bank BHD	3,255
550,000		RHB Capital BHD	1,288
13,059	*	YNH Property BHD	7

		TOTAL MALAYSIA	12,247

MEXICO - 0.1%
91,652		America Movil S.A. de C.V. (ADR) (Series L)	4,888
24,072		Fresnillo plc	470
1,600,000	*	Genomma Lab Internacional S.A. de C.V.	3,076
414,000	*	Grupo Comercial Chedraui S.a. DE C.v.	1,194
600,000		Wal-Mart de Mexico S.A. de C.V. (Series V)	1,504

		TOTAL MEXICO	11,132

NETHERLANDS - 2.7%
303,935	*	Aegon NV	1,821
877,951		Akzo Nobel NV	54,163
84,588		ASML Holding NV	2,527

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

84,866		Boskalis Westminster	$3,562
11,207		Corio NV	766
23,274		DSM NV	1,192
75,286		European Aeronautic Defence and Space Co	1,878
12,862		Fugro NV	846
21,365		Heineken Holding NV	935
49,534		Heineken NV	2,569
7,199,514	*	ING Groep NV	74,690
219,401		Koninklijke Ahold NV	2,957
1,848,256		Koninklijke Philips Electronics NV	58,091
8,301		Koninklijke Vopak NV	396
364,158	*	NXP Semiconductors	4,512
44,707	*	Qiagen NV	800
20,889	*	Randstad Holdings NV	949
130,725		Reed Elsevier NV	1,648
1,742,526		Royal Dutch Shell plc (A Shares)	52,447
807,169		Royal Dutch Shell plc (B Shares)	23,546
488,483		Royal KPN NV	7,555
33,793		SBM Offshore NV	640
104,924	*	Sensata Technologies Holding BV	2,073
1,473,461		TNT NV	39,591
510,956		Unilever NV	15,272
240,000		Unilever NV ADR	7,171
54,574		Wolters Kluwer NV	1,146

		TOTAL NETHERLANDS	363,743

NEW ZEALAND - 0.0%
362,149		Auckland International Airport Ltd	545
241,636	*	Contact Energy Ltd	1,003
248,836		Fletcher Building Ltd	1,472
229,880		Sky City Entertainment Group Ltd	477
773,889		Telecom Corp of New Zealand Ltd	1,147

		TOTAL NEW ZEALAND	4,644

NORWAY - 0.4%
21,015		Aker Kvaerner ASA	305
178,822		DNB NOR Holding ASA	2,434
165,835		Norsk Hydro ASA	1,001
146,431		Orkla ASA	1,349
102,044	*	Renewable Energy Corp AS	346
54,039		SeaDrill Ltd	1,561
356,953		Statoil ASA	7,447
159,975		Telenor ASA	2,505
507,841		Yara International ASA	22,968

		TOTAL NORWAY	39,916

PERU - 0.0%
30,714		Credicorp Ltd (NY)	3,498

		TOTAL PERU	3,498

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PHILIPPINES - 0.1%
21,000,000		Alliance Global Group, Inc	$4,307
10,195,901	m	Ayala Land, Inc (Preference)	23
2,500,000		Metropolitan Bank & Trust	3,985

		TOTAL PHILIPPINES	8,315

POLAND - 0.0%
70,000		KGHM Polska Miedz S.A.	2,825

		TOTAL POLAND	2,825

PORTUGAL - 0.3%
544,853		Banco Comercial Portugues S.A.	475
111,483		Banco Espirito Santo S.A.	516
36,415		Brisa-Auto Estradas de Portugal S.A.	235
35,434		Cimpor Cimentos de Portugal S.A.	228
34,507	*	EDP Renovaveis S.A.	195
253,755		Energias de Portugal S.A.	870
125,673		Galp Energia SGPS S.A.	2,169
2,104,489		Jeronimo Martins SGPS S.A.	28,143
111,084		Portugal Telecom SGPS S.A.	1,483

		TOTAL PORTUGAL	34,314

RUSSIA - 0.0%
1		MMC Norilsk Nickel (ADR)	0	^
225,000	f	Uralkali (GDR)	4,939

		TOTAL RUSSIA	4,939

SINGAPORE - 0.8%
2,129,000		Allgreen Properties Ltd	1,910
596,473		Ascendas Real Estate Investment Trust	993
100,000	*	Avago Technologies Ltd	2,251
1,247,394		CapitaLand Ltd	3,851
2,070,516		CapitaMall Trust	3,385
480,000		CapitaMalls Asia Ltd	788
259,495		City Developments Ltd	2,518
662,028		ComfortDelgro Corp Ltd	765
355,584		Cosco Corp Singapore Ltd	479
1,890,828		DBS Group Holdings Ltd	20,244
226,526	*	Flextronics International Ltd	1,368
844,103		Fraser and Neave Ltd	4,172
2,351,497		Golden Agri-Resources Ltd	1,019
441,000		Hotel Properties Ltd	929
209,945		Jardine Cycle & Carriage Ltd	6,274
1,061,072		Keppel Corp Ltd	7,245
251,000		Keppel Land Ltd	773
11,421	*	K-Green Trust	9
318,465	*	Neptune Orient Lines Ltd	479
553,298		Olam International Ltd	1,372
1,202,914		Oversea-Chinese Banking Corp	8,095
1,257,011		SembCorp Industries Ltd	4,167
401,372		SembCorp Marine Ltd	1,199
232,774		Singapore Airlines Ltd	2,889
2,152		Singapore Airport Terminal Services Ltd	5
382,811		Singapore Exchange Ltd	2,626

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

690,344		Singapore Press Holdings Ltd	$2,231
726,074		Singapore Technologies Engineering Ltd	1,855
3,601,708		Singapore Telecommunications Ltd	8,600
211,274		StarHub Ltd	414
958,041		United Overseas Bank Ltd	13,346
189,965		United Overseas Land Ltd	669
467,000		Wilmar International Ltd	2,134
515,000		Yangzijiang Shipbuilding	689

		TOTAL SINGAPORE	109,743

SOUTH AFRICA - 0.1%
57,000		Kumba Iron Ore Ltd	2,968
600,000		Sanlam Ltd	2,264
800,000		Woolworths Holdings Ltd	3,103

		TOTAL SOUTH AFRICA	8,335

SPAIN - 1.3%
55,728		Abertis Infraestructuras S.A.	1,039
4,939		Acciona S.A.	417
19,360		Acerinox S.A.	345
28,624		ACS Actividades Cons y Servicios S.A.	1,429
96,900	*	Amadeus IT Holding S.A.	1,783
2,423,095		Banco Bilbao Vizcaya Argentaria S.A.	32,719
189,674		Banco de Sabadell S.A.	950
49,949		Banco de Valencia S.A.	285
172,701		Banco Popular Espanol S.A.	1,095
5,429,510		Banco Santander Central Hispano S.A.	68,962
60,325		Bankinter S.A.	419
81,971		Cintra Concesiones de Infraestructuras de Transporte S.A.	766
146,835		Corp Mapfre S.A.	447
157,303		Criteria Caixacorp S.A.	826
25,772		Enagas	522
7,269		Fomento de Construcciones y Contratas S.A.	201
38,108		Gamesa Corp Tecnologica S.A.	267
34,041		Gas Natural SDG S.A.	507
15,967		Gestevision Telecinco S.A.	176
25,597		Grifols S.A.	367
126,633		Iberdrola Renovables	421
790,637		Iberdrola S.A.	6,082
100,657	*	Iberia Lineas Aereas de Espana	388
228,718		Inditex S.A.	18,168
19,576		Indra Sistemas S.A.	373
320,000		Laboratorios Almirall S.A.	3,516
15,359		Red Electrica de Espana	722
142,562		Repsol YPF S.A.	3,672
4,294	*	Sacyr Vallehermoso S.A.	26
1,237,493		Telefonica S.A.	30,645
30,067		Zardoya Otis S.A.	538

		TOTAL SPAIN	178,073

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SWEDEN - 0.9%
195,695		Alfa Laval AB	$3,429
127,320		Assa Abloy AB (Class B)	3,211
351,564		Atlas Copco AB (A Shares)	6,786
76,370		Atlas Copco AB (B Shares)	1,344
224,418	*	Autoliv, Inc	14,660
4,323,308	*	Biovitrum AB	28,799
36,041		Boliden AB	546
44,561		Electrolux AB (Series B)	1,097
554,953		Ericsson (LM) (B Shares)	6,093
147,749		Getinge AB (B Shares)	3,452
249,309		Hennes & Mauritz AB (B Shares)	9,029
25,351		Hexagon AB (B Shares)	544
10,706		Holmen AB (B Shares)	330
78,201		Husqvarna AB (B Shares)	579
89,939		Investor AB (B Shares)	1,827
28,535		Kinnevik Investment AB (Series B)	604
9,947	*	Lundin Petroleum AB	84
6,361		Modern Times Group AB (B Shares)	474
635,974		Nordea Bank AB	6,624
13,081		Ratos AB (B Shares)	452
222,175		Sandvik AB	3,405
62,272		Scania AB (B Shares)	1,375
63,937		Securitas AB (B Shares)	689
283,555		Skandinaviska Enskilda Banken AB (Class A)	2,103
197,801		Skanska AB (B Shares)	3,624
229,560		SKF AB (B Shares)	5,279
34,476		Ssab Svenskt Stal AB (Series A)	550
15,944		Ssab Svenskt Stal AB (Series B)	224
114,048		Svenska Cellulosa AB (B Shares)	1,735
95,931		Svenska Handelsbanken (A Shares)	3,144
126,748		Swedbank AB (A Shares)	1,757
66,829		Swedish Match AB	1,783
176,759		Tele2 AB (B Shares)	3,711
442,045		TeliaSonera AB	3,581
25,534		Volvo AB (A Shares)	357
201,499		Volvo AB (B Shares)	2,960

		TOTAL SWEDEN	126,241

SWITZERLAND - 4.3%
358,752		ABB Ltd	7,561
19,142	*	Actelion Ltd	767
305,737		Adecco S.A.	15,977
14,607		Aryzta AG.	639
9,712		Baloise Holding AG.	876
83,400		Bank Sarasin & Compagnie AG.	3,225
622		Bkw Fmb Energie AG	41
683,703		Compagnie Financiere Richemont S.A.	32,918
1,123,891		Credit Suisse Group	48,037
7,578		Geberit AG.	1,350
1,420		Givaudan S.A.	1,451
45,238		Holcim Ltd	2,906
46,990		ING Canada, Inc	2,083
192,531		ING Vysya Bank Ltd	1,630

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

503,107		Julius Baer Group Ltd	$18,314
30,316		Julius Baer Holding AG.	460
24,053		Kuehne & Nagel International AG.	2,888
174		Lindt & Spruengli AG.	417
20		Lindt & Spruengli AG. (Reg)	559
37,734	*	Logitech International S.A.	657
325,787		Lonza Group AG.	27,834
1,412,059		Nestle S.A.	75,227
24,804		Nobel Biocare Holding AG.	446
2,280,150		Novartis AG.	130,756
142,500		Novartis AG. (ADR)	8,218
4,827		Pargesa Holding S.A.	352
1,137,631		Philip Morris International, Inc	63,729
121,994		Phonak Holding AG.	14,898
137,241		Roche Holding AG.	18,743
6,959		Schindler Holding AG.	746
2,924		Schindler Holding AG. (Reg)	312
1,046		SGS S.A.	1,690
264		Sika AG.	487
126,218		STMicroelectronics NV	966
1,447		Straumann Holding AG.	323
6,887		Swatch Group AG.	2,591
3,086		Swatch Group AG. Reg	213
5,861		Swiss Life Holding	667
51,834		Swiss Reinsurance Co	2,273
5,038		Swisscom AG.	2,032
39,358		Syngenta AG.	9,781
11,785		Synthes, Inc	1,362
327,300	*	Temenos Group AG.	10,026
3,271,428	*	UBS A.G. (Switzerland)	55,531
28,764		Zurich Financial Services AG.	6,741

		TOTAL SWITZERLAND	578,700

TAIWAN - 0.3%
2,883,950		Advanced Semiconductor Engineering, Inc	2,331
3,750,000		AU Optronics Corp	3,889
2,004,000		Chinatrust Financial Holding Co	1,264
2,071,870		Far Eastern Textile Co Ltd	2,852
753,728	*	Foxconn International Holdings Ltd	554
548,250		High Tech Computer Corp	12,442
1,611,169		Hon Hai Precision Industry Co, Ltd	6,060
700,000		Kinsus Interconnect Technology Corp	1,792
1,000,000		Powertech Technology, Inc	3,217
1,592,923		Taiwan Mobile Co Ltd	3,289
540,665		Taiwan Semiconductor Manufacturing Co Ltd	1,073
195,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,977
1,460,000		TSRC Corp	2,253
1,400,000	*	Wintek Corp	2,194

		TOTAL TAIWAN	45,187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

THAILAND - 0.1%
221,887		Banpu PCL	$5,264
1,200,000		Charoen Pokphand Foods PCL	998
10,950,500		Erawan Group PCL	859
800,000		Kasikornbank PCL - NVDR	3,084
596,868		PTT Chemical PCL	2,655

		TOTAL THAILAND	12,860

TURKEY - 0.1%
500,000		Arcelik AS	2,748
400,000		KOC Holding AS	1,908
400,000		Turk Telekomunikasyon AS	1,797
600,000		Turkiye Is Bankasi (Series C)	2,551
700,000	*	Yapi ve Kredi Bankasi	2,420

		TOTAL TURKEY	11,424

UNITED KINGDOM - 9.9%
191,425		3i Group plc	862
1,512,843		Admiral Group plc	39,592
218,253		Aggreko plc	5,383
222,536		AMEC plc	3,447
1,565,680		Anglo American plc (London)	62,114
313,819		Antofagasta plc	6,093
175,728		ARM Holdings plc	1,083
790,799		Associated British Foods plc	13,031
309,309		AstraZeneca plc	15,711
101,505		AstraZeneca plc (ADR)	5,146
3,583,467	*	Autonomy Corp plc	102,059
459,014		Aveva Group plc	10,549
539,929		Aviva plc	3,383
48,982		Babcock International Group	439
641,364		BAE Systems plc	3,449
132,862		Balfour Beatty plc	558
10,592,563		Barclays plc	49,853
5,831	*	Berkeley Group Holdings plc	76
1,889,045		BG Group plc	33,191
561,424		BHP Billiton plc	17,859
6,954,717		BP plc	46,738
189,653		BP plc (ADR)	7,808
12,340,521	*	British Airways plc	47,069
376,023		British American Tobacco plc	14,026
884,961		British Land Co plc	6,464
908,134		British Sky Broadcasting plc	10,065
9,545,840		BT Group plc	20,994
49,130		Bunzl plc	586
80,202		Burberry Group plc	1,310
147,747		Cable & Wireless plc	132
508,240		Cable & Wireless Worldwide	587
3,413,766	*	Cairn Energy plc	24,325
130,424		Capita Group plc	1,610
25,809	*	Capital & Counties PRO	53
22,384		Carnival plc	880
7,460	*,m	Cattles plc	1
8,120,333		Centrica plc	41,265

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

167,562		Cobham plc	$608
5,016,179		Compass Group plc	41,803
12,168		Delta Lloyd NV	227
1,047,562		Diageo plc	18,036
21,646		Drax Group plc	130
15,243	*	Enquest PLC	28
9,706	*	EnQuest plc	18
135,404		Ensco International plc (ADR)	6,057
158,081		Experian Group Ltd	1,721
1,214		F&C Asset Management plc	1
358,010		Firstgroup plc	2,040
1,000,000		Game Group PLC	1,037
905,962		GlaxoSmithKline plc	17,854
269,174		Group 4 Securicor plc	1,077
135,477		Hammerson plc	839
737,333		Home Retail Group	2,386
9,606,863		HSBC Holdings plc	97,339
1,331,996		ICAP plc	9,029
1,324,629	*	Imagination Technologies Group PLC	7,936
655,124		Imperial Tobacco Group plc	19,523
57,609		Inmarsat plc	600
181,899		Intercontinental Hotels Group plc	3,246
4,444,113		International Power plc	27,087
21,170		Intertek Group plc	609
119,321		Invensys plc	560
79,695		Investec plc	637
473,321	*	ITV plc	444
223,890		J Sainsbury plc	1,374
32,296		Johnson Matthey plc	894
28,761		Kazakhmys plc	656
1,186,323		Kingfisher plc	4,365
42,281		Ladbrokes plc	89
147,652		Land Securities Group plc	1,486
1,125,324		Legal & General Group plc	1,830
96,625		Liberty International plc	558
9,540,984	*	Lloyds TSB Group plc	11,109
31,825		London Stock Exchange Group plc	340
24,192	*	Lonmin plc	634
336,987		Man Group plc	1,160
760,016		Marks & Spencer Group plc	4,634
709,403		National Grid plc	6,018
982,968	*	New Carphone Warehouse plc	4,212
178,569		Next plc	6,216
1,043,720		Old Mutual plc	2,276
1,576,156		Pearson plc	24,401
47,937		Petrofac Ltd	1,034
3,480,347		Playtech Ltd	23,728
2,759,691		Prudential plc	27,594
471,865		Reckitt Benckiser Group plc	25,951
169,891		Reed Elsevier plc	1,436
219,262		Resolution Ltd	844
169,871		Rexam plc	819

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,180,566		Rio Tinto plc	$69,007
72,500		Rio Tinto plc (ADR)	4,258
967,030		Rolls-Royce Group plc	9,168
667,475		Royal & Sun Alliance Insurance Group plc	1,370
3,133,344	*	Royal Bank of Scotland Group plc	2,324
225,791		SABMiller plc	7,220
256,125		Sage Group plc	1,112
22,708		Schroders plc	513
181,575		Scottish & Southern Energy plc	3,189
139,422		Segro plc	598
314,252		Serco Group plc	3,036
45,800		Severn Trent plc	943
200,366		Smith & Nephew plc	1,827
829,336		Smiths Group plc	15,881
405,882		Standard Chartered plc	11,643
432,489		Standard Life plc	1,571
19,361	*	TalkTalk Telecom Group plc	45
1,444,438		Tesco plc	9,621
134,240		Thomas Cook Group plc	362
102,492		TUI Travel plc	345
2,583,264		Tullow Oil plc	51,700
528,984		Unilever plc	15,298
3,450,782	*	Unitech Corporate Parks plc	1,816
133,486		United Utilities Group plc	1,202
23,097,105		Vodafone Group plc	57,000
330,346		Vodafone Group plc (ADR)	8,196
32,810		Whitbread plc	837
2,975,043		WM Morrison Supermarkets plc	13,820
50,483	*	Wolseley plc	1,268
2,765,546		WPP plc	30,606
292,188		Xstrata plc	5,591

		TOTAL UNITED KINGDOM	1,343,688

UNITED STATES - 46.4%
183,859		3M Co	15,942
654,705		Abbott Laboratories	34,202
37,184		Abercrombie & Fitch Co (Class A)	1,462
553,084		ACE Ltd	32,217
66,038		Activision Blizzard, Inc	715
245,473	*	Adobe Systems, Inc	6,419
77,405		Advance Auto Parts	4,542
67,926	*	Advanced Micro Devices, Inc	483
239,341	*	AES Corp	2,717
165,799		Aetna, Inc	5,241
217,671		Aflac, Inc	11,256
115,484	*	AGCO Corp	4,505
79,237	*	Agilent Technologies, Inc	2,644
39,021		Air Products & Chemicals, Inc	3,232
67,050		Airgas, Inc	4,556
35,862	*	Akamai Technologies, Inc	1,800
21,300	*	Alaska Air Group, Inc	1,087
345,000		Alberto-Culver Co	12,990

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

118,568		Alcoa, Inc	$1,436
140,964		Allegheny Energy, Inc	3,456
11,255		Allegheny Technologies, Inc	523
82,109		Allergan, Inc	5,463
633,535	*	Alliance Data Systems Corp	41,344
19,332		Alliant Energy Corp	703
81,289		Allstate Corp	2,565
26,727	*	Alpha Natural Resources, Inc	1,100
105,412		Altera Corp	3,179
780,934		Altria Group, Inc	18,758
96,115	*	Amazon.com, Inc	15,096
25,789		AMB Property Corp	683
68,190		Ameren Corp	1,937
240,000	*	American Axle & Manufacturing Holdings, Inc	2,165
109,768		American Eagle Outfitters, Inc	1,642
130,018		American Electric Power Co, Inc	4,711
578,677		American Express Co	24,322
89,000		American Financial Group, Inc	2,722
14,900	*	American International Group, Inc	583
109,809	*	American Tower Corp (Class A)	5,629
198,504		American Water Works Co, Inc	4,619
12,300	*	AMERIGROUP Corp	522
39,928		Ameriprise Financial, Inc	1,890
157,619		AmerisourceBergen Corp	4,833
13,347		Ametek, Inc	638
748,865	*	Amgen, Inc	41,270
43,440		Amphenol Corp (Class A)	2,128
150,000	*	AMR Corp	941
277,693		Anadarko Petroleum Corp	15,842
150,466		Analog Devices, Inc	4,722
434,669		Annaly Mortgage Management, Inc	7,650
23,944	*	AOL, Inc	593
116,100		AON Corp	4,541
344,775		Apache Corp	33,705
6,255		Apartment Investment & Management Co (Class A)	134
16,143	*	Apollo Group, Inc (Class A)	829
687,357	*	Apple, Inc	195,039
434,638		Applied Materials, Inc	5,077
1,570		Aqua America, Inc	32
79,918	*	Arch Capital Group Ltd	6,697
27,332		Arch Coal, Inc	730
167,789		Archer Daniels Midland Co	5,356
14,691	*	Arrow Electronics, Inc	393
134,159		Ashland, Inc	6,543
21,191		Assurant, Inc	862
2,342,510		AT&T, Inc	66,995
49,264	*	Autodesk, Inc	1,575
179,355		Automatic Data Processing, Inc	7,538
7,637	*	Autonation, Inc	178
11,240	*	Autozone, Inc	2,573
28,235		AvalonBay Communities, Inc	2,934
12,500		Avery Dennison Corp	464

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

77,441	*	Avnet, Inc	$2,092
255,911		Avon Products, Inc	8,217
498,825		Axis Capital Holdings Ltd	16,431
37,001	*	Babcock & Wilcox Co	787
451,918		Baker Hughes, Inc	19,252
66,419		Ball Corp	3,909
5,518,203		Bank of America Corp	72,344
189,869		Bank of New York Mellon Corp	4,961
34,759		Bard (C.R.), Inc	2,830
179,915		Baxter International, Inc	8,584
117,741		BB&T Corp	2,835
8,903		Beckman Coulter, Inc	434
76,753		Becton Dickinson & Co	5,687
45,417	*	Bed Bath & Beyond, Inc	1,972
182,648	*	Berkshire Hathaway, Inc (Class B)	15,101
95,977		Best Buy Co, Inc	3,919
87,750	*	Big Lots, Inc	2,918
81,365	*	Biogen Idec, Inc	4,566
15,636		BlackRock, Inc	2,662
90,933	*	BMC Software, Inc	3,681
453,015		Boeing Co	30,144
47,512	*	BorgWarner, Inc	2,500
108,368		Boston Properties, Inc	9,008
620,353	*	Boston Scientific Corp	3,803
649,081		Bristol-Myers Squibb Co	17,597
338,701		Broadcom Corp (Class A)	11,987
118,257		Brookfield Properties Corp (Toronto)	1,847
17,427		Brown-Forman Corp (Class B)	1,074
25,706		Bucyrus International, Inc (Class A)	1,783
17,329		Bunge Ltd	1,025
56,453		CA, Inc	1,192
177,565		Cablevision Systems Corp (Class A)	4,650
71,686		Cabot Oil & Gas Corp	2,158
161,814	*	Calpine Corp	2,015
2,700		Camden Property Trust	130
152,441	*	Cameron International Corp	6,549
67,409		Campbell Soup Co	2,410
192,311		Capital One Financial Corp	7,606
118,007		Cardinal Health, Inc	3,899
48,000	*	Career Education Corp	1,031
80,293	*	CareFusion Corp	1,994
28,583	*	Carmax, Inc	796
53,998		Carnival Corp	2,063
156,756		Caterpillar, Inc	12,333
10,200	*	CB Richard Ellis Group, Inc (Class A)	186
431,293		CBS Corp (Class B)	6,840
18,501		Celanese Corp (Series A)	594
419,134	*	Celgene Corp	24,146
1,154,449		Centerpoint Energy, Inc	18,148
142,926		CenturyTel, Inc	5,640
52,533	*	Cephalon, Inc	3,280
8,880	*	Cerner Corp	746

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

118,230		CF Industries Holdings, Inc	$11,291
24,929		CH Robinson Worldwide, Inc	1,743
11,381	*	Charles River Laboratories International, Inc	377
833,544		Charles Schwab Corp	11,586
75,694		Chesapeake Energy Corp	1,714
937,536		Chevron Corp	75,988
2,150,000		Chimera Investment Corp	8,493
15,264	*	China Ming Yang Wind Power Group Ltd ADS	214
13,785	*	ChinaCache International Holdings Ltd. (ADR)	192
42,575		Chubb Corp	2,426
51,367		Church & Dwight Co, Inc	3,336
157,836		Cigna Corp	5,647
35,591		Cimarex Energy Co	2,355
23,205		Cincinnati Financial Corp	669
16,887		Cintas Corp	465
4,705,759	*	Cisco Systems, Inc	103,057
123,812	*	CIT Group, Inc	5,054
14,735,464	*	Citigroup, Inc	57,468
42,453	*	Citrix Systems, Inc	2,897
53,576		Cleveland-Cliffs, Inc	3,425
56,497		Clorox Co	3,772
22,857		CME Group, Inc	5,953
85,000		CMS Energy Corp	1,532
368,761		Coach, Inc	15,842
350,000	*	Cobalt International Energy, Inc	3,343
1,120,682		Coca-Cola Co	65,582
117,443		Coca-Cola Enterprises, Inc	3,641
94,074	*	Cognizant Technology Solutions Corp (Class A)	6,065
158,789		Colgate-Palmolive Co	12,205
1,198,748		Comcast Corp (Class A)	21,673
99,805		Comcast Corp (Special Class A)	1,698
64,112		Comerica, Inc	2,382
90,000	*	Commvault Systems, Inc	2,343
43	*	Compound partnering business	0	^
315,116		Computer Sciences Corp	14,495
173,767		ConAgra Foods, Inc	3,812
172,363	*	Concho Resources, Inc	11,405
394,569		ConocoPhillips	22,660
58,817		Consol Energy, Inc	2,174
44,226		Consolidated Edison, Inc	2,133
22,229	*	Constellation Brands, Inc (Class A)	393
322,464		Constellation Energy Group, Inc	10,396
273,600	*	Continental Airlines, Inc (Class B)	6,796
60,000		Con-way, Inc	1,859
211,710		Cooper Industries plc	10,359
29,800		Cooper Tire & Rubber Co	585
135,800		Corn Products International, Inc	5,093
982,726		Corning, Inc	17,964
200,480		Costco Wholesale Corp	12,929
11,080	*	Covance, Inc	518
91,791	*	Coventry Health Care, Inc	1,976
91,412		Covidien plc	3,674

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

110,848	*	Cree, Inc	$6,018
75,219	*	Crown Castle International Corp	3,321
452,250	*	Crown Holdings, Inc	12,962
253,639		Crude Carriers Corp	4,566
287,291		CSX Corp	15,893
96,090		Cummins, Inc	8,704
890,332		CVS Corp	28,018
308,300		Cytec Industries, Inc	17,382
209,808		Danaher Corp	8,520
235,452		Darden Restaurants, Inc	10,073
136,312	*	DaVita, Inc	9,410
635,504	*	Dean Foods Co	6,488
133,864		Deere & Co	9,341
460,000		Del Monte Foods Co	6,031
645,852	*	Dell, Inc	8,370
162,873	*	Delta Air Lines, Inc	1,896
873,813	*	Denbury Resources, Inc	13,885
45,000	*	Dendreon Corp	1,853
24,486		Dentsply International, Inc	783
6,737		Developers Diversified Realty Corp	76
60,658		Devon Energy Corp	3,927
36,636		DeVry, Inc	1,803
12,317		Diamond Offshore Drilling, Inc	835
46,800		Dillard’s, Inc (Class A)	1,106
551,259	*	DIRECTV	22,949
254,435		Discover Financial Services	4,244
183,482	*	Discovery Communications, Inc (Class A)	7,991
16,682	*	Discovery Communications, Inc (Class C)	637
428,633		DISH Network Corp (Class A)	8,213
50,235	*	Dolby Laboratories, Inc (Class A)	2,854
9,564	*	Dollar General Corp	280
133,201	*	Dollar Tree, Inc	6,495
136,454		Dominion Resources, Inc	5,958
14,700		Domtar Corporation	949
26,890		Dover Corp	1,404
463,617		Dow Chemical Co	12,731
116,420		DR Horton, Inc	1,295
367,884		Dr Pepper Snapple Group, Inc	13,067
28,700	*	Dril-Quip, Inc	1,783
79,000	*	DSW, Inc (Class A)	2,267
47,016		DTE Energy Co	2,159
401,095		Du Pont (E.I.) de Nemours & Co	17,897
249,489		Duke Energy Corp	4,418
44,749		Duke Realty Corp	519
6,591		Dun & Bradstreet Corp	489
4,940	*	Dynegy, Inc (Class A)	24
3,085,090	*	E*Trade Financial Corp	44,857
9,081		Eastman Chemical Co	672
41,114		Eaton Corp	3,391
14,803		Eaton Vance Corp	430
369,624	*	eBay, Inc	9,018
132,015		Ecolab, Inc	6,698

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

54,922		Edison International	$1,889
357,165	*	Edwards Lifesciences Corp	23,949
176,790		El Paso Corp	2,189
41,718	*	Electronic Arts, Inc	685
198,312		Eli Lilly & Co	7,244
539,349	*	EMC Corp	10,954
233,955		Emerson Electric Co	12,320
59,886	*	Endo Pharmaceuticals Holdings, Inc	1,991
28,000		Endurance Specialty Holdings Ltd	1,114
39,866		Energen Corp	1,823
186,598	*	Energizer Holdings, Inc	12,545
1,750	*	EnerSys	44
96,610		Entergy Corp	7,394
96,856		EOG Resources, Inc	9,005
31,052		Equifax, Inc	969
23,413		Equitable Resources, Inc	844
69,636		Equity Residential	3,313
10,000		Essex Property Trust, Inc	1,094
50,641		Estee Lauder Cos (Class A)	3,202
54,670		Everest Re Group Ltd	4,727
261,233		Exelon Corp	11,123
26,884		Expedia, Inc	758
48,087		Expeditors International Washington, Inc	2,223
393,475	*	Express Scripts, Inc	19,162
3,000	*	Exterran Holdings, Inc	68
1,937,267		Exxon Mobil Corp	119,705
27,887	*	F5 Networks, Inc	2,895
104,921		Family Dollar Stores, Inc	4,633
15,157		Fastenal Co	806
32,700	*	Federal Home Loan Mortgage Corp	10
127,000	*	Federal Mogul Corp (Class A)	2,402
205,500	*	Federal National Mortgage Association	56
31,286		Federal Realty Investment Trust	2,555
171,164		FedEx Corp	14,635
1,182,208	*	Ferro Corp	15,239
43,082		Fidelity National Information Services, Inc	1,169
38,047		Fidelity National Title Group, Inc (Class A)	598
200,845		Fifth Third Bancorp	2,416
29,800	*	Finisar Corp	560
4,325		First American Corp	83
4,325		First American Financial Corp	65
79,521	*	First Horizon National Corp	907
6,956	*	First Solar, Inc	1,025
38,833		FirstEnergy Corp	1,497
27,782	*	Fiserv, Inc	1,495
19,467	*	Flir Systems, Inc	500
12,626		Flowserve Corp	1,382
22,789		Fluor Corp	1,129
36,833		FMC Corp	2,520
117,065	*	FMC Technologies, Inc	7,994
2,213,594	*	Ford Motor Co	27,094
3,000	*	Forest City Enterprises, Inc (Class A)	38

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

316,493	*	Forest Laboratories, Inc	$9,789
17,634		Fortune Brands, Inc	868
20,600	*	Fossil, Inc	1,108
35,675	*	Foster Wheeler AG.	873
44,289		Franklin Resources, Inc	4,734
213,875		Freeport-McMoRan Copper & Gold, Inc (Class B)	18,263
1,344,987		Frontier Communications Corp	10,989
41,800		Frontier Oil Corp	560
292	*	FTI Consulting, Inc	10
34,569	*	GameStop Corp (Class A)	681
125,000		Gannett Co, Inc	1,529
391,800		Gap, Inc	7,303
60,882		Garmin Ltd	1,848
280,987		General Dynamics Corp	17,649
4,869,704		General Electric Co	79,134
467,869		General Mills, Inc	17,096
35,948		Genuine Parts Co	1,603
110,361	*	Genworth Financial, Inc (Class A)	1,349
163,888	*	Genzyme Corp	11,602
1,865,037	*	Gilead Sciences, Inc	66,414
277,557		Goldman Sachs Group, Inc	40,129
251,870		Goodrich Corp	18,570
102,320	*	Goodyear Tire & Rubber Co	1,100
170,801	*	Google, Inc (Class A)	89,804
104,040	*	GSI Commerce, Inc	2,570
42,037		H&R Block, Inc	544
1		H.B. Fuller Co	0	^
428,974		H.J. Heinz Co	20,320
479,031		Halliburton Co	15,842
94,461	*	Hansen Natural Corp	4,404
29,882		Harley-Davidson, Inc	850
91,809		Harris Corp	4,066
88,613		Harsco Corp	2,178
95,580		Hartford Financial Services Group, Inc	2,194
342,239		Hasbro, Inc	15,233
93,932		HCP, Inc	3,380
15,638		Health Care REIT, Inc	740
77,400	*	Health Net, Inc	2,105
590,000	*	Healthsouth Corp	11,328
34,755		Helmerich & Payne, Inc	1,406
15,951	*	Henry Schein, Inc	934
53,922		Herbalife Ltd	3,254
133,320		Hershey Co	6,345
172,132		Hess Corp	10,176
2,023,888		Hewlett-Packard Co	85,145
489,833	*	Hologic, Inc	7,842
569,629		Home Depot, Inc	18,045
729,609		Honeywell International, Inc	32,058
34,236		Hormel Foods Corp	1,527
138,588	*	Hospira, Inc	7,901
358,510		Host Marriott Corp	5,191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

383,774		Hudson City Bancorp, Inc	$4,704
259,926	*	Human Genome Sciences, Inc	7,743
78,545	*	Humana, Inc	3,946
2,368,749		Huntington Bancshares, Inc	13,431
92,500		Huntsman Corp	1,069
150,000	*	IAC/InterActiveCorp	3,941
5,124	*	IHS, Inc (Class A)	348
206,519		Illinois Tool Works, Inc	9,711
15,311	*	Illumina, Inc	753
57,513		Ingersoll-Rand plc	2,054
50,441		Integrys Energy Group, Inc	2,626
2,367,685		Intel Corp	45,530
8,037	*	IntercontinentalExchange, Inc	842
633,862		International Business Machines Corp	85,027
9,636		International Flavors & Fragrances, Inc	468
53,897		International Game Technology	779
224,459		International Paper Co	4,883
404,687	*	Interpublic Group of Cos, Inc	4,059
133,732	*	Intuit, Inc	5,859
25,308	*	Intuitive Surgical, Inc	7,181
262,181		Invesco Ltd	5,566
600,000	*	IPATH S&P 500 VIX S	10,392
23,294		Iron Mountain, Inc	520
4,500,000		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	7,192
1,641,359		iShares MSCI Canada Index Fund	46,007
1,305,852		iShares MSCI EAFE Index Fund	71,717
1,244,637		iShares MSCI Japan Index Fund	12,309
21,000		iShares MSCI Pacific ex-Japan Index Fund	930
23,275	*	ITT Educational Services, Inc	1,636
154,589		ITT Industries, Inc	7,239
100,000	*	J Crew Group, Inc	3,362
12,130		J.B. Hunt Transport Services, Inc	421
13,812		J.M. Smucker Co	836
297,849	*	Jacobs Engineering Group, Inc	11,527
428,293		Jarden Corp	13,333
24,673		JC Penney Co, Inc	671
80,120	*	JDS Uniphase Corp	993
14,426		Jefferies Group, Inc	327
31,000	*	Jo-Ann Stores, Inc	1,381
7,348		John Bean Technologies Corp	118
1,085,125		Johnson & Johnson	67,234
153,142		Johnson Controls, Inc	4,671
108,155		Joy Global, Inc	7,605
2,015,715		JPMorgan Chase & Co	76,738
92,699	*	Juniper Networks, Inc	2,813
66,998	*	Kansas City Southern Industries, Inc	2,506
458,998		KBR, Inc	11,310
52,224		Kellogg Co	2,638
194,055		Keycorp	1,545
172,090		Kimberly-Clark Corp	11,194
103,900		Kimco Realty Corp	1,636

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,138	*	Kinder Morgan Management LLC	$611
16,800	*	Kinetic Concepts, Inc	615
108,000	*	King Pharmaceuticals, Inc	1,076
26,885		Kla-Tencor Corp	947
256,106	*	Kohl’s Corp	13,492
923,338		Kraft Foods, Inc (Class A)	28,495
365,027		Kroger Co	7,906
25,678		L-3 Communications Holdings, Inc	1,856
44,031	*	Laboratory Corp of America Holdings	3,453
21,314	*	Lam Research Corp	892
38,301	*	Las Vegas Sands Corp	1,335
55,490	*	Lear Corp (New)	4,380
20,425		Legg Mason, Inc	619
18,782		Leggett & Platt, Inc	427
18,146		Lender Processing Services, Inc	603
24,838	*	Leucadia National Corp	587
190,127	*	Level 3 Communications, Inc	178
42,000	*	Lexmark International, Inc (Class A)	1,874
43,470	*	Liberty Global, Inc (Class A)	1,339
10,386	*	Liberty Global, Inc (Series C)	317
584	*	Liberty Media Corp - Starz	38
65,946	*	Liberty Media Holding Corp (Interactive A)	904
18,764		Liberty Property Trust	599
219,105	*	Life Technologies Corp	10,230
557,318		Limited Brands, Inc	14,924
135,802		Lincare Holdings, Inc	3,407
367,991		Lincoln National Corp	8,802
28,484		Linear Technology Corp	875
200,238		Lockheed Martin Corp	14,273
53,380		Loews Corp	2,023
267,123		Lorillard, Inc	21,453
481,931		Lowe’s Cos, Inc	10,742
83,766	*	LSI Logic Corp	382
70,286		Lubrizol Corp	7,448
10,607		M&T Bank Corp	868
45,599		Macerich Co	1,958
530,067		Macy’s, Inc	12,239
1	*	Madison Square Garden, Inc	0	^
10,647		Manpower, Inc	556
211,516		Marathon Oil Corp	7,001
77,194		Marriott International, Inc (Class A)	2,766
179,270		Marsh & McLennan Cos, Inc	4,324
307,987		Marshall & Ilsley Corp	2,168
5,780		Martin Marietta Materials, Inc	445
388,491	*	Marvell Technology Group Ltd	6,802
894,923		Masco Corp	9,852
32,752		Mastercard, Inc (Class A)	7,336
152,348		Mattel, Inc	3,574
184,677		Maxim Integrated Products, Inc	3,418
161,427	*	McAfee, Inc	7,629
69,931		McCormick & Co, Inc	2,940
62,602	*	McDermott International, Inc	925

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

625,604		McDonald’s Corp	$46,615
121,071		McGraw-Hill Cos, Inc	4,003
185,047		McKesson Corp	11,432
36,800		MDC Holdings, Inc	1,068
51,689		MDU Resources Group, Inc	1,031
174,056		Mead Johnson Nutrition Co	9,906
37,262		MeadWestvaco Corp	908
77,354	*	Medco Health Solutions, Inc	4,027
75,000		Medicis Pharmaceutical Corp (Class A)	2,224
367,037		Medtronic, Inc	12,325
61,059	*	MEMC Electronic Materials, Inc	728
1,155,697		Merck & Co, Inc	42,541
538,443		Metlife, Inc	20,703
225,805	*	MetroPCS Communications, Inc	2,362
2,807,400	*	MF Global Holdings Ltd	20,213
32,369	*	MGM Mirage	365
23,570		Microchip Technology, Inc	741
575,523	*	Micron Technology, Inc	4,150
4,767,181		Microsoft Corp	116,748
12,574	*	Mirant Corp	125
7,294	*	Mohawk Industries, Inc	389
18,846		Molson Coors Brewing Co (Class B)	890
166,553		Monsanto Co	7,983
86,999		Moody’s Corp	2,173
1,175,839		Morgan Stanley	29,020
228,191		Mosaic Co	13,409
629,716	*	Motorola, Inc	5,371
78,557		Murphy Oil Corp	4,864
363,192	*	Mylan Laboratories, Inc	6,832
553	*	Myriad Genetics, Inc	9
75,627	*	Nabors Industries Ltd	1,366
17,527	*	Nasdaq Stock Market, Inc	341
244,914		National Oilwell Varco, Inc	10,891
30,208		National Semiconductor Corp	386
304,440	*	NetApp, Inc	15,158
5,190	*	NetFlix, Inc	842
66,336		New York Community Bancorp, Inc	1,078
391,353		NextEra Energy, Inc	21,286
615,763		Newell Rubbermaid, Inc	10,967
89,922	*	Newfield Exploration Co	5,165
77,359		Newmont Mining Corp	4,859
211,613		News Corp (Class A)	2,764
51,002		News Corp (Class B)	768
86,452	*	NII Holdings, Inc (Class B)	3,553
61,599		Nike, Inc (Class B)	4,937
105,263		NiSource, Inc	1,832
95,630		Noble Corp	3,231
131,071		Noble Energy, Inc	9,842
298,868		Nordstrom, Inc	11,118
154,728		Norfolk Southern Corp	9,208
237,724		Northeast Utilities	7,029
32,821		Northern Trust Corp	1,583
83,253		Northrop Grumman Corp	5,048

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

215,000	*	Novell, Inc	$1,284
496,753	*	NRG Energy, Inc	10,342
13,193		NSTAR	519
182,902		Nu Skin Enterprises, Inc (Class A)	5,268
347,188	*	Nuance Communications, Inc	5,430
36,593		Nucor Corp	1,398
200,586	*	Nvidia Corp	2,343
7,750	*	NVR, Inc	5,018
33,159		NYSE Euronext	947
882,481		Occidental Petroleum Corp	69,099
10,400	*	Office Depot, Inc	48
61,163		Old Republic International Corp	847
15,399		Omnicare, Inc	368
235,183		Omnicom Group, Inc	9,285
39,348		Oneok, Inc	1,772
1,919,719		Oracle Corp	51,544
17,757	*	O’Reilly Automotive, Inc	945
1,883,457	*	Orient-Express Hotels Ltd (Class A)	21,001
21,491	*	Owens-Illinois, Inc	603
206,317		Paccar, Inc	9,934
36,911	*	Pactiv Corp	1,217
32,974		Pall Corp	1,373
45,443		Parker Hannifin Corp	3,184
198,665		PartnerRe Ltd	15,929
16,993		Patterson Cos, Inc	487
9,461		Patterson-UTI Energy, Inc	162
48,446		Paychex, Inc	1,332
70,019		Peabody Energy Corp	3,432
60,000	*	Penn National Gaming, Inc	1,777
20,196		Pentair, Inc	679
100,653		People’s United Financial, Inc	1,318
59,766		Pepco Holdings, Inc	1,112
705,155		PepsiCo, Inc	46,850
230,000		PerkinElmer, Inc	5,322
79,876		Perrigo Co	5,130
47,306	*	PetroHawk Energy Corp	764
52,997		Petsmart, Inc	1,855
4,639,641		Pfizer, Inc	79,663
328,068		PG&E Corp	14,901
14,469		Pharmaceutical Product Development, Inc	359
33,935		Pinnacle West Capital Corp	1,400
34,729		Pioneer Natural Resources Co	2,258
37,163		Pitney Bowes, Inc	795
16,197	*	Plains Exploration & Production Co	432
29,233		Plum Creek Timber Co, Inc	1,032
212,864		PNC Financial Services Group, Inc	11,050
25,450		Polo Ralph Lauren Corp (Class A)	2,287
90,000	*	Polycom, Inc	2,455
72,073		PPG Industries, Inc	5,247
128,001		PPL Corp	3,485
46,620		Praxair, Inc	4,208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

160,234		Precision Castparts Corp	$20,406
13,069	*	Priceline.com, Inc	4,552
221,381	*	Pride International, Inc	6,515
381,833		Principal Financial Group	9,897
879,616		Procter & Gamble Co	52,750
47,743		Progress Energy, Inc	2,121
81,439		Progressive Corp	1,700
72,901		Prologis	859
573,858		Prudential Financial, Inc	31,092
498,665		Public Service Enterprise Group, Inc	16,496
44,379		Public Storage, Inc	4,307
43,171	*	Pulte Homes, Inc	378
7,583	*	QLIK Technologies, Inc	167
621,796		Qualcomm, Inc	28,055
26,625	*	Quanta Services, Inc	508
19,533		Quest Diagnostics, Inc	986
110,438		Questar Corp	1,936
128,925		Questar Market Resources, Inc	3,886
2,047,295		Qwest Communications International, Inc	12,837
125,309		R.R. Donnelley & Sons Co	2,125
1,800		RadioShack Corp	38
6,874	*	Ralcorp Holdings, Inc	402
26,135		Range Resources Corp	997
40,057		Rayonier, Inc	2,008
180,911		Raytheon Co	8,269
23,978	*	Red Hat, Inc	983
14,175		Regency Centers Corp	559
584,520		Regions Financial Corp	4,249
449		Reinsurance Group of America, Inc (Class A)	22
33,800		Reliance Steel & Aluminum Co	1,404
17,700	*	Reliant Energy, Inc	63
247,659		RenaissanceRe Holdings Ltd	14,850
394,554		Republic Services, Inc	12,030
102,670		Reynolds American, Inc	6,098
17,958		Robert Half International, Inc	467
18,268		Rockwell Automation, Inc	1,128
160,496		Rockwell Collins, Inc	9,349
20,819		Roper Industries, Inc	1,357
132,916		Ross Stores, Inc	7,260
84,473	*	Rowan Cos, Inc	2,565
159,323	*	Royal Caribbean Cruises Ltd	5,023
42,250		Ryder System, Inc	1,807
153,907		Safeway, Inc	3,257
48,201	*	SAIC, Inc	770
14,329	*	Salesforce.com, Inc	1,602
126,505	*	SanDisk Corp	4,636
255,539		Sara Lee Corp	3,432
21,060	*	SBA Communications Corp (Class A)	849
20,260		SCANA Corp	817
793,690		Schlumberger Ltd	48,899
118,000		Schnitzer Steel Industries, Inc (Class A)	5,697
3,955		Scotts Miracle-Gro Co (Class A)	205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

92,821		Scripps Networks Interactive (Class A)	$4,416
684,511	*	Seagate Technology, Inc	8,064
611	*	Seahawk Drilling, Inc	5
19,662		Sealed Air Corp	442
5,178	*	Sears Holdings Corp	374
16,362		SEI Investments Co	333
177,292		Sempra Energy	9,538
36,609		Sherwin-Williams Co	2,751
15,536		Sigma-Aldrich Corp	938
195,159		Simon Property Group, Inc	18,099
22,900		SL Green Realty Corp	1,450
109,656	*	SLM Corp	1,267
6,313	*	Smart Technologies, Inc	86
55,000	*	Smithfield Foods, Inc	926
101,000		Sonoco Products Co	3,377
50,000		Sotheby’s (Class A)	1,841
157,075		Southern Co	5,849
171,250		Southwest Airlines Co	2,238
84,077	*	Southwestern Energy Co	2,812
619,916		SPDR Trust Series 1	70,745
205,736		Spectra Energy Corp	4,639
115,000	*	Spirit Aerosystems Holdings, Inc (Class A)	2,292
1,774,459	*	Sprint Nextel Corp	8,216
31,859		SPX Corp	2,016
102,830	*	St. Jude Medical, Inc	4,045
43,101		Stanley Works	2,641
319,369		Staples, Inc	6,681
204,774		Starbucks Corp	5,238
50,710		Starwood Hotels & Resorts Worldwide, Inc	2,665
189,047		State Street Corp	7,120
21,013	*	Stericycle, Inc	1,460
163,967		Stryker Corp	8,207
56,589		Sunoco, Inc	2,065
2,483	*	Sunpower Corp (Class A)	36
143,450		SunTrust Banks, Inc	3,705
2,825,577		Supervalu, Inc	32,578
1,082,862	*	Symantec Corp	16,427
18,024	*	Synopsys, Inc	446
209,290		Sysco Corp	5,969
40,518		T Rowe Price Group, Inc	2,029
498,455		Target Corp	26,636
44,023		Taubman Centers, Inc	1,964
493,399		TCF Financial Corp	7,988
30,182	*	TD Ameritrade Holding Corp	487
43,217		Telephone & Data Systems, Inc	1,418
300,000		Tellabs, Inc	2,235
71,243	*	Teradata Corp	2,747
328,707		Texas Instruments, Inc	8,921
230,613		Textron, Inc	4,741
10,865		TFS Financial Corp	100
105,000	*	Theravance, Inc	2,111
342,147	*	Thermo Electron Corp	16,382

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

32,000	*	Thoratec Corp	$1,183
42,111		Tiffany & Co	1,979
219,904		Time Warner Cable, Inc	11,873
473,933		Time Warner, Inc	14,526
46,000		Timken Co	1,765
157,000	*	Titanium Metals Corp	3,134
288,509		TJX Companies, Inc	12,875
25,411	*	Toll Brothers, Inc	483
19,989		Torchmark Corp	1,062
45,963		Total System Services, Inc	700
7,191		Transatlantic Holdings, Inc	365
99,631		TransDigm Group, Inc	6,182
82,377	*	Transocean Ltd	5,296
289,379		Travelers Cos, Inc	15,077
90,000	*	TRW Automotive Holdings Corp	3,740
165,000		Tupperware Corp	7,550
267,768		Tyco Electronics Ltd	7,824
406,983		Tyco International Ltd	14,948
278,593		Tyson Foods, Inc (Class A)	4,463
35,500	*	UAL Corp	839
25,384	*	Ultra Petroleum Corp	1,066
299,847		Union Pacific Corp	24,528
23,000	*	Unisys Corp	642
623,247		United Parcel Service, Inc (Class B)	41,565
16,651		United States Steel Corp	730
217,742		United Technologies Corp	15,510
1,067,397		UnitedHealth Group, Inc	37,475
77,735		UnumProvident Corp	1,722
67,099	*	Urban Outfitters, Inc	2,110
10,748	*	URS Corp	408
1,915,044		US Bancorp	41,403
110,999		Valero Energy Corp	1,944
62,400		Valspar Corp	1,987
300,000	*	Vanda Pharmaceuticals, Inc	2,004
28,405	*	Varian Medical Systems, Inc	1,719
113,700	*	Veeco Instruments, Inc	3,965
35,698		Ventas, Inc	1,841
33,423	*	VeriSign, Inc	1,061
11,272	*	Verisk Analytics, Inc	316
1,443,777		Verizon Communications, Inc	47,052
25,333	*	Vertex Pharmaceuticals, Inc	876
94,587		VF Corp	7,663
839,127		Viacom, Inc (Class B)	30,368
105,039		Virgin Media, Inc	2,418
119,780		Visa, Inc (Class A)	8,895
139,000	*	Vishay Intertechnology, Inc	1,346
32,818	*	Vitamin Shoppe, Inc	901
69,255	*	VMware, Inc (Class A)	5,883
77,042		Vornado Realty Trust	6,589
15,998		Vulcan Materials Co	591
17,771		W.R. Berkley Corp	481

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,787		W.W. Grainger, Inc	$2,119
75,000	*	WABCO Holdings, Inc	3,146
165,436		Walgreen Co	5,542
765,222		Wal-Mart Stores, Inc	40,954
1,268,017		Walt Disney Co	41,983
233,750		Walter Energy, Inc	19,002
60,139		Warner Chilcott plc	1,350
2,774		Washington Post Co (Class B)	1,108
143,750	*	Waste Connections, Inc	5,701
146,203		Waste Management, Inc	5,225
30,886	*	Waters Corp	2,186
507,099	*	Watson Pharmaceuticals, Inc	21,455
537,904	*	Weatherford International Ltd	9,198
60,000	*	WellCare Health Plans, Inc	1,738
526,162	*	WellPoint, Inc	29,802
4,135,424		Wells Fargo & Co	103,922
319,196	*	Western Digital Corp	9,062
463,724		Western Union Co	8,194
180,000		Westway Group, Inc	594
102,976		Weyerhaeuser Co	1,623
74,071		Whirlpool Corp	5,997
1,173		White Mountains Insurance Group Ltd	362
79,676	*	Whole Foods Market, Inc	2,957
424,952		Williams Cos, Inc	8,121
67,000		Williams-Sonoma, Inc	2,124
34,527		Willis Group Holdings plc	1,064
60,943		Windstream Corp	749
40,092		Wisconsin Energy Corp	2,317
100,000	*	WMS Industries, Inc	3,807
173,000	*	WR Grace & Co	4,834
23,751		Wynn Resorts Ltd	2,061
245,543		Xcel Energy, Inc	5,640
1,327,029		Xerox Corp	13,735
177,244		Xilinx, Inc	4,716
573,652		XL Capital Ltd	12,425
440,117	*	Yahoo!, Inc	6,236
201,412		Yum! Brands, Inc	9,277
58,167	*	Zimmer Holdings, Inc	3,044

		TOTAL UNITED STATES	6,301,280

		TOTAL COMMON STOCKS	13,361,035

		(Cost $12,334,904)

PREFERRED STOCKS - 0.0%

UNITED STATES - 0.0%
530,757	*,b	Motors Liquidation Co	4,124

		TOTAL UNITED STATES	4,124

		TOTAL PREFERRED STOCKS	4,124

		(Cost $4,777)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group	$0	^

		TOTAL AUSTRALIA	0	^

CANADA - 0.0%
9,514		Kinross Gold Corp	41

		TOTAL CANADA	41

FRANCE - 0.0%
23,638		Cie Generale des Etablissements Michelin	66
1,094		Fonciere Des Regions CW10	1

		TOTAL FRANCE	67

GERMANY - 0.0%
85,575	m	Deutsche Bank AG.	414

		TOTAL GERMANY	414

GREECE - 0.0%
84,337		National Bank of Greece S.A.	41

		TOTAL GREECE	41

HONG KONG - 0.0%
1,193		Henderson Land Development Co Ltd Warrant	0	^

		TOTAL HONG KONG	0	^

ITALY - 0.0%
15,170		Mediobanca S.p.A. CW11	1
75,887		Unione di Banche Italiane SCPA	1

		TOTAL ITALY	2

MALAYSIA - 0.0%
22,780		IJM Land BHD	8

		TOTAL MALAYSIA	8

		TOTAL RIGHTS / WARRANTS	573

		(Cost $55)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.4%
GOVERNMENT AGENCY DEBT - 0.8%
		Federal Home Loan Bank (FHLB)
$10,000,000		FHLB, 10/01/10	10,000
2,500,000		FHLB, 10/08/10	2,500
100,000,000		FHLB, 10/20/10	99,998

		TOTAL GOVERNMENT AGENCY DEBT	112,498

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.6%
REPURCHASE AGREEMENTS - 6.6%
24,000,000	1	Bank of America	24,000
119,000,000	2	Barclay Capital	119,000
109,000,000	3	BNP	109,000
101,000,000	4	Calyon	101,000
118,000,000	5	CSFB	118,000

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	VALUE (000)

$120,000,000	6	Deutsche Bank	$120,000
1,303,000	7	Deutsche Bank	1,303
50,000,000	8	ING	50,000
50,000,000	9	JP Morgan Chase & Co	50,000
200,000,000	10	Nomura Securities	200,000

		TOTAL REPURCHASE AGREEMENTS	892,303

VARIABLE RATE SECURITY - 2.0%
14,000,000		American Express Credit Account Master	13,998
11,000,000		American Express Credit Account Master	11,018
15,000,000		American Express Credit Account Master	15,016
11,000,000		BA Credit Card Trust	10,996
5,000,000		Bank One Issuance Trust	4,999
8,000,000		Capital One Multi-Asset Execution Trust	7,982
5,000,000		Chase Issuance Trust 2006	4,999
3,875,000		Chase Issuance Trust 2007	3,874
9,000,000		Chase Issuance Trust 2007	8,975
20,000,000		Citibank Credit Card Issuance Trust	20,041
12,000,000		Discover Card Master Trust 2003	12,001
18,000,000		Discover Card Master Trust 2005	17,997
6,265,618		GE Equipment Midticket LLC	6,258
4,000,000		General Electric Cap Corp	4,001
20,000,000		General Electric Cap Corp	20,063
3,000,000		General Electric Cap Corp	3,002
4,089,226		Granite Master Issuer plc 2006	3,811
3,505,050		Granite Master Issuer plc 2007	3,267
1,880,510		Medallion Trust Series 2005	1,815
11,684,263		Nelnet Student Loan Trust 2006	11,655
3,805,775		Nelnet Student Loan Trust 2007	3,793
25,000,000		Permanent Master Issuer plc	24,559
3,965,610		Puma Global Mortgage Backed Trust	3,745
5,478,409		SLM Student Loan Trust 2006	5,475
30,000,000		SLM Student Loan Trust 2007	28,693
8,000,000		SLM Student Loan Trust 2008	8,030
5,587,736		Wachovia Student Loan Trust 2005	5,583

		TOTAL VARIABLE RATE SECURITY	265,646

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,157,949

		TOTAL SHORT-TERM INVESTMENTS	1,270,447

		(Cost $1,272,335)
		TOTAL INVESTMENTS - 108.2%	14,695,321
		(Cost $13,675,338)
		OTHER ASSETS & LIABILITIES, NET - (8.2)%	(1,112,401)

		NET ASSETS - 100.0%	$13,582,920

Abbreviation(s):
ADR	American Depositary Receipt
ADS	American Depository Shares
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy.
f	Restricted security.
m	Indicates asecurity that has been deemed illiquid.
n	In default.
1	Agreement with Bank of America, 0.25% dated 09/30/10 to be repurchased at $24,000,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $24,480,000.
2	Agreement with Barclay Capital, 0.25% dated 09/30/10 to be repurchased at $119,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $121,380,000.
3	Agreement with BNP, 0.23% dated 09/30/10 to be repurchased at $109,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $111,180,000.
4	Agreement with Calyon, 0.23% dated 09/30/10 to be repurchased at $101,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $103,020,000.
5	Agreement with CSFB, 1.13% dated 09/30/10 to be repurchased at $118,004,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $120,364,000.
6	Agreement with Deutsche Bank, 0.23% dated 09/30/10 to be repurchased at $120,001,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $122,400,000.
7	Agreement with Deutsche Bank, 0.20% dated 09/30/10 to be repurchased at $1,303,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $1,330,000.
8	Agreement with ING, 1.58% dated 09/30/10 to be repurchased at $50,002,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $51,002,000.
9	Agreement with JP Morgan Chase & Co, 3.23% dated 09/30/10 to be repurchased at $50,004,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $51,005,000.
10	Agreement with Nomura Securities, 0.32% dated 09/30/10 to be repurchased at $200,002,000 on 10/01/10, collateralized by U.S. Government Agencies securities valued at $204,000,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUE BY SECTOR (unaudited)
September 30, 2010

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,872,769	21.2%
INFORMATION TECHNOLOGY	1,731,381	12.7
CONSUMER DISCRETIONARY	1,605,921	11.8
INDUSTRIALS	1,532,971	11.3
HEALTH CARE	1,328,616	9.8
ENERGY	1,223,713	9.0
CONSUMER STAPLES	1,197,774	8.8
MATERIALS	1,041,489	7.7
UTILITIES	454,714	3.3
TELECOMMUNICATION SERVICES	435,526	3.2
SHORT - TERM INVESTMENTS	1,270,447	9.4

OTHER ASSETS & LIABILITIES, NET	(1,112,401)	(8.2)
NET ASSETS	$13,582,920	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.7%
127,120	*	Autoliv, Inc	$8,305
120,062	*	BorgWarner, Inc	6,318
8,600	*	Federal Mogul Corp (Class A)	163
7,302,504	*	Ford Motor Co	89,382
153,280		Gentex Corp	2,990
270,627	*	Goodyear Tire & Rubber Co	2,909
252,903		Harley-Davidson, Inc	7,193
2,575,650		Johnson Controls, Inc	78,558
14,410	*	Lear Corp (New)	1,137
12,900	*	Tesla Motors, Inc	261
35,974		Thor Industries, Inc	1,202
304,573	*	TRW Automotive Holdings Corp	12,658

		TOTAL AUTOMOBILES & COMPONENTS	211,076

BANKS - 0.4%
16,501		Bank of Hawaii Corp	741
1,419		Capitol Federal Financial	35
42,487		Hudson City Bancorp, Inc	521
366,300		US Bancorp	7,919
1,566,214		Wells Fargo & Co	39,360

		TOTAL BANKS	48,576

CAPITAL GOODS - 10.4%
768,114		3M Co	66,603
33,616	*	Aecom Technology Corp	816
34,986	*	Alliant Techsystems, Inc	2,638
115,284		Ametek, Inc	5,507
2,269	*	Armstrong World Industries, Inc	94
98,416	*	Babcock & Wilcox Co	2,094
1,311,013		Boeing Co	87,236
80,787		Bucyrus International, Inc (Class A)	5,603
5,375		Carlisle Cos, Inc	161
976,715		Caterpillar, Inc	76,848
43,833	*	Chicago Bridge & Iron Co NV (ADR)	1,072
38,453	*	China Ming Yang Wind Power Group Ltd ADS	538
138,400	*	CNH Global NV	5,071
357,229		Cooper Industries plc	17,479
780,605		Cummins, Inc	70,707
2,113,910		Danaher Corp	85,846
579,291		Deere & Co	40,423
85,672		Donaldson Co, Inc	4,038
259,025		Dover Corp	13,524

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

46,206		Eaton Corp	$3,812
2,611,229		Emerson Electric Co	137,507
142,334		Fastenal Co	7,571
51,215		Flowserve Corp	5,604
11,862		Fluor Corp	588
53,251		Gardner Denver, Inc	2,859
15,559		GATX Corp	456
19,203	*	General Cable Corp	521
168,336		General Dynamics Corp	10,573
2,661,322		General Electric Co	43,246
201,157		Goodrich Corp	14,831
65,117		Graco, Inc	2,066
7,215		Harsco Corp	177
1,420,977		Honeywell International, Inc	62,438
25,908		Hubbell, Inc (Class B)	1,315
72,036		IDEX Corp	2,558
594,025		Illinois Tool Works, Inc	27,931
81,113	*	Jacobs Engineering Group, Inc	3,139
375,491		Joy Global, Inc	26,405
267,918		KBR, Inc	6,601
65,651		Kennametal, Inc	2,031
61,800		L-3 Communications Holdings, Inc	4,466
50,458		Lennox International, Inc	2,104
45,745		Lincoln Electric Holdings, Inc	2,645
439,045		Lockheed Martin Corp	31,295
141,085		Manitowoc Co, Inc	1,709
118,054		Masco Corp	1,300
46,405		MSC Industrial Direct Co (Class A)	2,508
75,828	*	Navistar International Corp	3,309
91,450		Northrop Grumman Corp	5,545
94,461	*	Oshkosh Truck Corp	2,598
225,152	*	Owens Corning, Inc	5,770
392,014		Paccar, Inc	18,875
125,680		Pall Corp	5,233
110,744		Parker Hannifin Corp	7,759
55,054		Pentair, Inc	1,851
470,890		Precision Castparts Corp	59,968
239,214		Raytheon Co	10,934
34,627		Regal-Beloit Corp	2,032
153,182		Rockwell Automation, Inc	9,456
445,347		Rockwell Collins, Inc	25,941
585,442		Roper Industries, Inc	38,159
233,563		Schneider Electric S.A.	29,615
348,010	*	Shaw Group, Inc	11,679
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	343
76,949		SPX Corp	4,869
151,289		Textron, Inc	3,111
11,816	*	Thomas & Betts Corp	485
211,427		Timken Co	8,110
37,096		Toro Co	2,086
51,050		TransDigm Group, Inc	3,168
653,000	*	Trony Solar Holdings Co Ltd.	379

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

78,933		Tyco International Ltd	$2,899
990,218		United Technologies Corp	70,533
29,791	*	USG Corp	393
84,992		Vallourec	8,443
23,525		Valmont Industries, Inc	1,703
67,819		W.W. Grainger, Inc	8,077
69,208	*	WABCO Holdings, Inc	2,903
15,597	*	WESCO International, Inc	613
8,357		Westinghouse Air Brake Technologies Corp	399

		TOTAL CAPITAL GOODS	1,251,792

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
274,355		Avery Dennison Corp	10,184
74,220	*	Copart, Inc	2,447
14,997	*	Corrections Corp of America	370
55,829		Dun & Bradstreet Corp	4,139
40,750	*	FTI Consulting, Inc	1,414
51,885	*	IHS, Inc (Class A)	3,528
200,804		Iron Mountain, Inc	4,486
4,208	*	KAR Auction Services, Inc	53
155,200		Pitney Bowes, Inc	3,318
403,627		R.R. Donnelley & Sons Co	6,846
546,907		Republic Services, Inc	16,674
162,755		Robert Half International, Inc	4,232
93,056	*	Stericycle, Inc	6,466
6,493		Towers Watson & Co	319
111,033	*	Verisk Analytics, Inc	3,110
359,596	*	Waste Connections, Inc	14,262

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,848

CONSUMER DURABLES & APPAREL - 1.9%
766,491		Coach, Inc	32,928
19,043		Fortune Brands, Inc	937
108,230	*	Fossil, Inc	5,822
7,368		Garmin Ltd	224
107,239	*	Hanesbrands, Inc	2,773
35,558	*	Harman International Industries, Inc	1,188
760,182		Hasbro, Inc	33,836
1,009,268		Jarden Corp	31,418
386,113		Leggett & Platt, Inc	8,788
528,487		Mattel, Inc	12,398
7,191	*	Mohawk Industries, Inc	383
594,479		Newell Rubbermaid, Inc	10,587
719,369		Nike, Inc (Class B)	57,650
6,623	*	NVR, Inc	4,289
518,600		PDG Realty SA	6,176
60,655		Phillips-Van Heusen Corp	3,649
59,900		Polo Ralph Lauren Corp (Class A)	5,383
77,770	*	Tempur-Pedic International, Inc	2,411
66,737		Tupperware Corp	3,054
34,247		Whirlpool Corp	2,773

		TOTAL CONSUMER DURABLES & APPAREL	226,667

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 3.0%
138,469	*	Apollo Group, Inc (Class A)	$7,111
59,258	*	Bally Technologies, Inc	2,071
96,116		Brinker International, Inc	1,813
98,678		Burger King Holdings, Inc	2,356
72,162	*	Career Education Corp	1,549
176,321		Carnival Corp	6,737
33,808	*	Chipotle Mexican Grill, Inc (Class A)	5,815
4,633		Choice Hotels International, Inc	169
418,183		Darden Restaurants, Inc	17,890
69,496		DeVry, Inc	3,421
16,100	*	Education Management Corp	236
146,254		H&R Block, Inc	1,894
62,083		Hillenbrand, Inc	1,335
732,000		International Game Technology	10,577
11,178		International Speedway Corp (Class A)	273
37,126	*	ITT Educational Services, Inc	2,609
614,141	*	Las Vegas Sands Corp	21,403
291,611		Marriott International, Inc (Class A)	10,448
1,155,923		McDonald’s Corp	86,129
48,684	*	MGM Mirage	549
826,931	*	Orient-Express Hotels Ltd (Class A)	9,220
32,495	*	Panera Bread Co (Class A)	2,879
226,370	*	Royal Caribbean Cruises Ltd	7,137
5,540,900	*,f	Sands China Ltd	9,998
800,655		Starbucks Corp	20,481
780,748		Starwood Hotels & Resorts Worldwide, Inc	41,028
15,479		Strayer Education, Inc	2,701
32,653		Weight Watchers International, Inc	1,018
152,948		Wendy’s/Arby’s Group, Inc (Class A)	693
58,906	*	WMS Industries, Inc	2,243
328,700		Wyndham Worldwide Corp	9,029
81,051		Wynn Resorts Ltd	7,033
1,309,973		Yum! Brands, Inc	60,338

		TOTAL CONSUMER SERVICES	358,183

DIVERSIFIED FINANCIALS - 3.3%
56,799	*	Affiliated Managers Group, Inc	4,431
1,401,325		American Express Co	58,898
55,265		Ameriprise Financial, Inc	2,616
62,020		BlackRock, Inc	10,559
362,073		Capital One Financial Corp	14,320
1,057,824		Charles Schwab Corp	14,704
13,636		CME Group, Inc	3,551
128,425		Eaton Vance Corp	3,729
68,560		Federated Investors, Inc (Class B)	1,560
159,725		Franklin Resources, Inc	17,075
139,687	*	GLG Partners, Inc	629
184,467		Goldman Sachs Group, Inc	26,670
3,900	*	Green Dot Corp	189
31,669		Greenhill & Co, Inc	2,512

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

11,302	*	Interactive Brokers Group, Inc (Class A)	$195
79,462	*	IntercontinentalExchange, Inc	8,321
609,227		Invesco Ltd	12,934
2,270,750		iShares Russell 1000 Growth Index Fund	116,647
19,751		Janus Capital Group, Inc	216
98,827		Lazard Ltd (Class A)	3,467
219,472		Moody’s Corp	5,482
1,203,141		Morgan Stanley	29,694
118,269	*	MSCI, Inc (Class A)	3,928
16,065	*	Nasdaq Stock Market, Inc	312
103,683		Northern Trust Corp	5,002
968,007		NYSE Euronext	27,656
160,749		SEI Investments Co	3,270
281,423		T Rowe Price Group, Inc	14,089
259,459	*	TD Ameritrade Holding Corp	4,190
94,241		Waddell & Reed Financial, Inc (Class A)	2,578

		TOTAL DIVERSIFIED FINANCIALS	399,424

ENERGY - 8.7%
17,259	*	Alpha Natural Resources, Inc	710
259,967		Apache Corp	25,414
123,536		Arch Coal, Inc	3,300
61,535	*	Atlas America, Inc	1,762
12,230	*	Atwood Oceanics, Inc	372
126,304		Baker Hughes, Inc	5,381
151,479	*	Cameron International Corp	6,508
114,357		Chevron Corp	9,269
90,131		Cimarex Energy Co	5,965
1,008,831	*	Concho Resources, Inc	66,754
612,462		ConocoPhillips	35,174
111,433		Consol Energy, Inc	4,119
29,942	*	Continental Resources, Inc	1,388
47,978		Core Laboratories NV	4,224
1,138,889		Crescent Point Energy Corp	41,963
1,062,209	*	Denbury Resources, Inc	16,879
24,038		Diamond Offshore Drilling, Inc	1,629
82,149	*	Dresser-Rand Group, Inc	3,030
148,256		El Paso Corp	1,835
272,000		EOG Resources, Inc	25,288
148,913		Equitable Resources, Inc	5,370
157,805		EXCO Resources, Inc	2,347
9,516	*	Exterran Holdings, Inc	216
5,601,024		Exxon Mobil Corp	346,086
132,070	*	FMC Technologies, Inc	9,019
77,791	*	Forest Oil Corp	2,310
44,446		Frontline Ltd	1,264
972,626		Halliburton Co	32,165
32,429		Holly Corp	932
203,629		Marathon Oil Corp	6,740
8,393	*	Mariner Energy, Inc	203
196,833	*	McDermott International, Inc	2,909
23,894		Murphy Oil Corp	1,480

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

122,266	*	Nabors Industries Ltd	$2,208
905,254		National Oilwell Varco, Inc	40,257
1,087,525		Occidental Petroleum Corp	85,152
3,700	*	Oil States International, Inc	172
155,689		Peabody Energy Corp	7,630
232,009	*	PetroHawk Energy Corp	3,745
1,416,369		Petroleo Brasileiro S.A. (ADR)	51,372
75,079	*	Pride International, Inc	2,210
7,745	*	Quicksilver Resources, Inc	98
298,763		Range Resources Corp	11,392
15,777	*	Rowan Cos, Inc	479
214,100	*	SandRidge Energy, Inc	1,216
2,033,049		Schlumberger Ltd	125,256
371,973	*	Southwestern Energy Co	12,439
45,920		St. Mary Land & Exploration Co	1,720
486,504		Suncor Energy, Inc (NY)	15,836
432,500		Tullow Oil plc	8,656
163,536	*	Ultra Petroleum Corp	6,865
320,595	*	Weatherford International Ltd	5,482
3,859	*	Whiting Petroleum Corp	369
258,769		Williams Cos, Inc	4,945

		TOTAL ENERGY	1,059,504

FOOD & STAPLES RETAILING - 1.5%
4,731	*	BJ’s Wholesale Club, Inc	196
473,363		Costco Wholesale Corp	30,527
162,240		CVS Corp	5,106
39,482		Kroger Co	855
635,674		Sysco Corp	18,129
957,781		Walgreen Co	32,086
1,770,578		Wal-Mart Stores, Inc	94,762
149,684	*	Whole Foods Market, Inc	5,555

		TOTAL FOOD & STAPLES RETAILING	187,216

FOOD, BEVERAGE & TOBACCO - 4.7%
2,793,353		Altria Group, Inc	67,096
83,228		Brown-Forman Corp (Class B)	5,130
118,478		Campbell Soup Co	4,236
2,598,784		Coca-Cola Co	152,081
212,631		Coca-Cola Enterprises, Inc	6,592
43,408		ConAgra Foods, Inc	952
228,008		Dr Pepper Snapple Group, Inc	8,099
30,667		Flowers Foods, Inc	762
418,526		General Mills, Inc	15,293
117,573	*	Green Mountain Coffee Roasters, Inc	3,667
139,373		H.J. Heinz Co	6,602
61,337	*	Hansen Natural Corp	2,860
99,565		Hershey Co	4,738
793,295		InBev NV	46,665
248,384		Kellogg Co	12,546
131,268		Lorillard, Inc	10,542
70,966		McCormick & Co, Inc	2,983

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

54,078		Mead Johnson Nutrition Co	$3,078
1,225,526		PepsiCo, Inc	81,424
2,295,854		Philip Morris International, Inc	128,614
500,374		Sara Lee Corp	6,720

		TOTAL FOOD, BEVERAGE & TOBACCO	570,680

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
182,900		Aetna, Inc	5,781
74,245		Alcon, Inc	12,383
135,457	*	Allscripts Healthcare Solutions, Inc	2,502
512,572		AmerisourceBergen Corp	15,715
102,196		Bard (C.R.), Inc	8,322
756,163		Baxter International, Inc	36,077
250,734		Becton Dickinson & Co	18,579
12,567	*	Brookdale Senior Living, Inc	205
209,119		Cardinal Health, Inc	6,909
41,260	*	CareFusion Corp	1,025
74,723	*	Cerner Corp	6,275
167,349		Cigna Corp	5,988
67,295	*	Community Health Systems, Inc	2,084
9,060		Cooper Cos, Inc	419
538,388		Covidien plc	21,638
113,615	*	DaVita, Inc	7,843
157,539		Dentsply International, Inc	5,037
532,646	*	Edwards Lifesciences Corp	35,714
21,500	*	Emdeon, Inc	262
31,463	*	Emergency Medical Services Corp (Class A)	1,675
2,246,880	*	Express Scripts, Inc	109,424
54,320	*	Gen-Probe, Inc	2,632
283,230	*	Health Management Associates, Inc (Class A)	2,170
99,640	*	Henry Schein, Inc	5,837
57,244		Hill-Rom Holdings, Inc	2,054
255,012	*	Hospira, Inc	14,538
62,116	*	Idexx Laboratories, Inc	3,834
154,585	*	Intuitive Surgical, Inc	43,862
26,409	*	Inverness Medical Innovations, Inc	817
5,979	*	Kinetic Concepts, Inc	219
165,856	*	Laboratory Corp of America Holdings	13,008
480,640		Lincare Holdings, Inc	12,059
226,869		McKesson Corp	14,016
654,152	*	Medco Health Solutions, Inc	34,056
1,312,891		Medtronic, Inc	44,086
12,700		Omnicare, Inc	303
111,917		Patterson Cos, Inc	3,206
45,738	*	Pediatrix Medical Group, Inc	2,438
138,686		Quest Diagnostics, Inc	6,999
167,888	*	Resmed, Inc	5,508
351,194	*	St. Jude Medical, Inc	13,816
486,311		Stryker Corp	24,340
64,862	*	SXC Health Solutions Corp	2,366
6,692		Teleflex, Inc	380
365,705	*	Tenet Healthcare Corp	1,726

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

219,333	*	Thoratec Corp	$8,111
254,073		UnitedHealth Group, Inc	8,921
7,338		Universal Health Services, Inc (Class B)	285
190,496	*	Varian Medical Systems, Inc	11,525
93,257	*	VCA Antech, Inc	1,967
149,008	*	WellPoint, Inc	8,440

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	597,376

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
23,279		Alberto-Culver Co	876
2,545,664		Avon Products, Inc	81,741
76,876		Church & Dwight Co, Inc	4,992
137,726		Clorox Co	9,195
441,100		Colgate-Palmolive Co	33,902
65,500	*	Energizer Holdings, Inc	4,404
447,045		Estee Lauder Cos (Class A)	28,267
199,836		Herbalife Ltd	12,060
352,266		Kimberly-Clark Corp	22,915
186,107		Nu Skin Enterprises, Inc (Class A)	5,360
272,572		Procter & Gamble Co	16,346

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	220,058

INSURANCE - 1.3%
264,502		ACE Ltd	15,407
1,439,891		Aflac, Inc	74,457
3,298	*	Arch Capital Group Ltd	276
28,640		Arthur J. Gallagher & Co	755
390,288		Axis Capital Holdings Ltd	12,856
68,928		Brown & Brown, Inc	1,392
5,361		Endurance Specialty Holdings Ltd	213
23,031		Erie Indemnity Co (Class A)	1,291
98,291	*	Genworth Financial, Inc (Class A)	1,201
39,855		Hartford Financial Services Group, Inc	915
531,658		Marsh & McLennan Cos, Inc	12,824
543,959		Metlife, Inc	20,915
192,441		Principal Financial Group	4,988
199,199		Prudential Financial, Inc	10,793
60,139		Travelers Cos, Inc	3,133
9,581		Validus Holdings Ltd	253

		TOTAL INSURANCE	161,669

MATERIALS - 4.2%
226,788		Air Products & Chemicals, Inc	18,783
89,649		Airgas, Inc	6,092
17,407		AK Steel Holding Corp	240
160,033		Albemarle Corp	7,491
159,902		Alcoa, Inc	1,936
105,869		Allegheny Technologies, Inc	4,918
267,509		Anglo American plc (London)	10,613
237,285		Ashland, Inc	11,572
127,546		Ball Corp	7,506
214,712		Barrick Gold Corp	9,939

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

47,292		Carpenter Technology Corp	$1,594
169,083		Celanese Corp (Series A)	5,428
222,825		CF Industries Holdings, Inc	21,280
145,470		Cleveland-Cliffs, Inc	9,298
377,375		Companhia Vale do Rio Doce (ADR)	11,801
34,727		Compass Minerals International, Inc	2,661
173,113	*	Crown Holdings, Inc	4,961
332,591		Du Pont (E.I.) de Nemours & Co	14,840
47,103		Eagle Materials, Inc	1,116
54,354		Eastman Chemical Co	4,022
251,894		Ecolab, Inc	12,781
54,038		FMC Corp	3,697
854,391		Freeport-McMoRan Copper & Gold, Inc (Class B)	72,956
85,508		International Flavors & Fragrances, Inc	4,149
689,353		International Paper Co	14,993
171,862		Lubrizol Corp	18,212
48,847		Martin Marietta Materials, Inc	3,760
1,252,417		Monsanto Co	60,027
331,748		Mosaic Co	19,494
140,231		Nalco Holding Co	3,535
770,109		Newmont Mining Corp	48,371
145,315		Nucor Corp	5,551
54,853	*	Owens-Illinois, Inc	1,539
128,108	*	Pactiv Corp	4,225
27,613		PPG Industries, Inc	2,010
328,736		Praxair, Inc	29,672
8,600		Reliance Steel & Aluminum Co	357
10,633		Royal Gold, Inc	530
73,422		RPM International, Inc	1,463
5,112		Schnitzer Steel Industries, Inc (Class A)	247
49,318		Scotts Miracle-Gro Co (Class A)	2,551
61,534		Sherwin-Williams Co	4,624
121,783		Sigma-Aldrich Corp	7,353
181,779		Southern Copper Corp (NY)	6,384
21,144		Temple-Inland, Inc	395
220,505	*	Titanium Metals Corp	4,401
28,940		United States Steel Corp	1,269
100,738		Valspar Corp	3,209
175,662		Walter Energy, Inc	14,280
96,600	*	WR Grace & Co	2,699

		TOTAL MATERIALS	510,825

MEDIA - 3.2%
527,948		CBS Corp (Class B)	8,373
705,885		Comcast Corp (Class A)	12,762
1,213,605	*	DIRECTV	50,522
914,152	*	Discovery Communications, Inc (Class A)	39,811
79,700	*	DreamWorks Animation SKG, Inc (Class A)	2,543
1,236,826	*	Interpublic Group of Cos, Inc	12,405
45,056		John Wiley & Sons, Inc (Class A)	1,841
12,926	*	Lamar Advertising Co (Class A)	411
20,944	*	Madison Square Garden, Inc	441

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

238,347		McGraw-Hill Cos, Inc	$7,880
16,481		Meredith Corp	549
21,551	*	Morningstar, Inc	960
513,212		News Corp (Class A)	6,703
2,543,852		Omnicom Group, Inc	100,432
20,191		Regal Entertainment Group (Class A)	265
96,209		Scripps Networks Interactive (Class A)	4,578
4,174,395	*	Sirius XM Radio, Inc	5,009
129,903		Thomson Corp	4,875
543,826		Time Warner, Inc	16,668
918,283		Viacom, Inc (Class B)	33,233
2,126,042		Walt Disney Co	70,394

		TOTAL MEDIA	380,655

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
1,901,169		Abbott Laboratories	99,317
2,995	*	Abraxis Bioscience, Inc	232
95,902	*	Alexion Pharmaceuticals, Inc	6,172
449,423		Allergan, Inc	29,900
222,074	*	Amgen, Inc	12,238
158,749	*	Amylin Pharmaceuticals, Inc	3,310
111,294	*	BioMarin Pharmaceuticals, Inc	2,487
71,681	*	Biovail Corp	1,796
2,256,051	*	Celgene Corp	129,972
16,998	*	Charles River Laboratories International, Inc	563
70,407	*	Covance, Inc	3,294
271,850	*	Dendreon Corp	11,195
251,425		Eli Lilly & Co	9,185
200,628	*	Endo Pharmaceuticals Holdings, Inc	6,669
183,782	*	Forest Laboratories, Inc	5,684
218,235	*	Genzyme Corp	15,449
1,320,962	*	Gilead Sciences, Inc	47,039
635,443	*	Human Genome Sciences, Inc	18,930
300,354	*	Illumina, Inc	14,777
661,773		Johnson & Johnson	41,003
724,028	*	Life Technologies Corp	33,806
36,513	*	Mettler-Toledo International, Inc	4,544
1,019,827	*	Mylan Laboratories, Inc	19,183
106,393	*	Myriad Genetics, Inc	1,746
157,892		Novartis AG.	9,054
983,789		Novartis AG. (ADR)	56,735
346,157		Novo Nordisk A.S. (ADR)	34,076
56,467		PerkinElmer, Inc	1,307
199,147		Perrigo Co	12,789
1,630,736		Pfizer, Inc	28,000
114,862		Pharmaceutical Product Development, Inc	2,847
69,710	*	Regeneron Pharmaceuticals, Inc	1,910
231,353		Shire Ltd	5,212
55,600	*	Talecris Biotherapeutics Holdings Corp	1,272
39,780		Techne Corp	2,456
204,573		Teva Pharmaceutical Industries Ltd (ADR)	10,791
101,300	*	Thermo Electron Corp	4,850

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

51,186	*	United Therapeutics Corp	$2,867
214,300	*	Vertex Pharmaceuticals, Inc	7,408
95,926		Warner Chilcott plc	2,153
99,849	*	Waters Corp	7,067
890,419	*	Watson Pharmaceuticals, Inc	37,674

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	746,959

REAL ESTATE - 0.7%
15,856		AMB Property Corp	420
61,870		Apartment Investment & Management Co (Class A)	1,323
305,788	*	CB Richard Ellis Group, Inc (Class A)	5,590
88,417		Digital Realty Trust, Inc	5,455
13		Duke Realty Corp	0	^
19,084		Equity Residential	908
12,532		Essex Property Trust, Inc	1,372
39,436		Federal Realty Investment Trust	3,220
217,447	b	General Growth Properties, Inc	3,392
44,894		Jones Lang LaSalle, Inc	3,873
72,067		Plum Creek Timber Co, Inc	2,544
31,478		Prologis	371
137,060		Public Storage, Inc	13,300
26,969		Rayonier, Inc	1,352
328,830		Simon Property Group, Inc	30,496
91,635	*	St. Joe Co	2,279
11,482		UDR, Inc	242
44,365		Ventas, Inc	2,288
15,483		Vornado Realty Trust	1,324

		TOTAL REAL ESTATE	79,749

RETAILING - 6.1%
43,886		Aaron Rents, Inc	810
72,468		Abercrombie & Fitch Co (Class A)	2,849
97,148		Advance Auto Parts	5,701
295,699	*	Aeropostale, Inc	6,875
847,919	*	Amazon.com, Inc	133,174
55,345		American Eagle Outfitters, Inc	828
23,860	*	Autonation, Inc	555
27,890	*	Autozone, Inc	6,384
282,846	*	Bed Bath & Beyond, Inc	12,278
517,517		Best Buy Co, Inc	21,130
246,028	*	Big Lots, Inc	8,180
239,226	*	Carmax, Inc	6,665
186,541		Chico’s FAS, Inc	1,962
95,230	*	Dick’s Sporting Goods, Inc	2,670
1,753,761	*	Dollar General Corp	51,298
222,021	*	Dollar Tree, Inc	10,826
91,762		Expedia, Inc	2,589
145,208		Family Dollar Stores, Inc	6,412
626,229		Gap, Inc	11,673
64,746		Guess ?, Inc	2,631
1,817,073		Home Depot, Inc	57,565
57,369	*	J Crew Group, Inc	1,929

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

82,239		JC Penney Co, Inc	$2,235
602,034	*	Kohl’s Corp	31,715
575,028		Limited Brands, Inc	15,399
150,516	*	LKQ Corp	3,131
3,215,260		Lowe’s Cos, Inc	71,668
704,129		Macy’s, Inc	16,258
44,178	*	NetFlix, Inc	7,164
1,107,572		Nordstrom, Inc	41,202
32,342	*	Office Depot, Inc	149
150,506	*	O’Reilly Automotive, Inc	8,007
127,224		Petsmart, Inc	4,453
86,387	*	Priceline.com, Inc	30,092
330,352		Ross Stores, Inc	18,044
784,385		Staples, Inc	16,409
1,394,905		Target Corp	74,544
134,600		Tiffany & Co	6,325
814,228		TJX Companies, Inc	36,339
77,882		Tractor Supply Co	3,089
130,982	*	Urban Outfitters, Inc	4,118
102,896		Williams-Sonoma, Inc	3,262

		TOTAL RETAILING	748,587

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
923,480	*	Advanced Micro Devices, Inc	6,566
326,779		Altera Corp	9,856
492,446		Analog Devices, Inc	15,453
1,443,359		Applied Materials, Inc	16,858
1,739,535		ARM Holdings plc	10,717
75,078	*	Atheros Communications, Inc	1,978
442,557	*	Atmel Corp	3,523
312,757	*	Avago Technologies Ltd	7,040
1,747,308		Broadcom Corp (Class A)	61,837
393,168	*	Cree, Inc	21,345
176,115	*	Cypress Semiconductor Corp	2,216
156,109	*	First Solar, Inc	23,003
5,362,879		Intel Corp	103,128
51,154		Intersil Corp (Class A)	598
8,572		Kla-Tencor Corp	302
295,761	*	Lam Research Corp	12,378
244,056		Linear Technology Corp	7,500
2,300,863	*	Marvell Technology Group Ltd	40,288
320,704		Maxim Integrated Products, Inc	5,936
101,850	*	MEMC Electronic Materials, Inc	1,214
190,628		Microchip Technology, Inc	5,995
1,325,200	*	Micron Technology, Inc	9,555
232,409		National Semiconductor Corp	2,968
91,619	*	Novellus Systems, Inc	2,435
307,677	*	NXP Semiconductors	3,812
2,307,372	*	Nvidia Corp	26,950
467,944	*	ON Semiconductor Corp	3,374
115,533	*	Rambus, Inc	2,408
49,308	*	Silicon Laboratories, Inc	1,807

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

189,840	*	Skyworks Solutions, Inc	$3,926
40,943	*	Sunpower Corp (Class A)	590
680,129	*	Teradyne, Inc	7,577
700,406		Texas Instruments, Inc	19,009
80,741	*	Varian Semiconductor Equipment Associates, Inc	2,324
255,700	*	Veeco Instruments, Inc	8,916
279,158		Xilinx, Inc	7,428

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	460,810

SOFTWARE & SERVICES - 13.9%
820,914		Accenture plc	34,881
150,899		Activision Blizzard, Inc	1,633
729,301	*	Adobe Systems, Inc	19,071
405,557	*	Akamai Technologies, Inc	20,351
214,755	*	Alliance Data Systems Corp	14,015
418,884	*	Amdocs Ltd	12,005
95,303	*	Ansys, Inc	4,027
1,076,182	*	Autodesk, Inc	34,406
540,577		Automatic Data Processing, Inc	22,720
475,133	*	Baidu, Inc (ADR)	48,758
366,493	*	BMC Software, Inc	14,836
129,927		Broadridge Financial Solutions, Inc	2,971
337,821		CA, Inc	7,135
282,255	*	Cadence Design Systems, Inc	2,154
17,672	*	ChinaCache International Holdings Ltd. (ADR)	246
200,659	*	Citrix Systems, Inc	13,693
323,138	*	Cognizant Technology Solutions Corp (Class A)	20,833
136,920	*	Compuware Corp	1,168
103,699		DST Systems, Inc	4,650
467,836	*	eBay, Inc	11,415
336,741	*	Electronic Arts, Inc	5,533
47,975	*	Equinix, Inc	4,910
50,101		Factset Research Systems, Inc	4,065
109,435	*	Fiserv, Inc	5,890
78,446	*	Gartner, Inc	2,309
69,004	*	Genpact Ltd	1,223
89,560		Global Payments, Inc	3,841
620,187	*	Google, Inc (Class A)	326,089
99,572	*	Hewitt Associates, Inc (Class A)	5,021
282,716	*	IAC/InterActiveCorp	7,427
98,695	*	Informatica Corp	3,791
1,896,005		International Business Machines Corp	254,331
2,088,485	*	Intuit, Inc	91,497
489		Kakaku.com, Inc	2,832
105,264		Lender Processing Services, Inc	3,498
299,525		Mastercard, Inc (Class A)	67,094
169,598	*	McAfee, Inc	8,015
88,024	*	Micros Systems, Inc	3,726
8,726,797		Microsoft Corp	213,718
70,356	*	Monster Worldwide, Inc	912
78,954	*	NeuStar, Inc (Class A)	1,963
1,042,325	*	Nuance Communications, Inc	16,302

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

6,331,671		Oracle Corp	$170,004
347,286		Paychex, Inc	9,547
793,669	*	Red Hat, Inc	32,540
109,406	*	Rovi Corp	5,515
324,477	*	SAIC, Inc	5,185
147,112	*	Salesforce.com, Inc	16,447
72,734		Solera Holdings, Inc	3,212
921,783	*	Symantec Corp	13,983
15,348	*	Synopsys, Inc	380
178,553	*	Teradata Corp	6,885
196,072	*	VeriSign, Inc	6,223
617,225		Visa, Inc (Class A)	45,835
47,001	*	VistaPrint Ltd	1,817
113,304	*	VMware, Inc (Class A)	9,624
58,100	*	WebMD Health Corp (Class A)	2,897
722,172		Western Union Co	12,761
1,230,550	*	Yahoo!, Inc	17,437

		TOTAL SOFTWARE & SERVICES	1,685,247

TECHNOLOGY HARDWARE & EQUIPMENT - 14.2%
1,023,613	*	Agilent Technologies, Inc	34,159
186,561		Amphenol Corp (Class A)	9,138
2,056,994	*	Apple, Inc	583,671
16,004	*	Arrow Electronics, Inc	428
409,196		AVX Corp	5,655
99,536	*	Ciena Corp	1,550
15,242,318	*	Cisco Systems, Inc	333,806
1,140,360		Corning, Inc	20,846
2,131,371	*	Dell, Inc	27,623
15,278		Diebold, Inc	475
206,784	*	Dolby Laboratories, Inc (Class A)	11,747
3,624,756	*	EMC Corp	73,619
86,772	*	F5 Networks, Inc	9,008
75,100	*	Finisar Corp	1,411
166,669	*	Flir Systems, Inc	4,283
392,135		Harris Corp	17,368
5,086,728		Hewlett-Packard Co	213,999
10,457	*	Ingram Micro, Inc (Class A)	176
40,525	*	Itron, Inc	2,481
136,797		Jabil Circuit, Inc	1,971
808,761	*	JDS Uniphase Corp	10,021
2,749,213	*	Juniper Networks, Inc	83,439
62,036		National Instruments Corp	2,026
174,336	*	NCR Corp	2,376
731,201	*	NetApp, Inc	36,406
91,571	*	Polycom, Inc	2,498
123,301	*	QLogic Corp	2,175
3,892,647		Qualcomm, Inc	175,636
578,351	*	SanDisk Corp	21,197
378,030	*	Seagate Technology, Inc	4,453
131,714	*	Trimble Navigation Ltd	4,615
56,406	*	Western Digital Corp	1,601

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

817,339		Xerox Corp	$8,459
38,631	*	Zebra Technologies Corp (Class A)	1,300

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,709,616

TELECOMMUNICATION SERVICES - 0.5%
433,549	*	American Tower Corp (Class A)	22,223
121,210	*	Clearwire Corp (Class A)	981
310,428	*	Crown Castle International Corp	13,705
374,510		Frontier Communications Corp	3,059
663,187	*	Level 3 Communications, Inc	622
819,791	*	MetroPCS Communications, Inc	8,575
141,749	*	NII Holdings, Inc (Class B)	5,826
129,526	*	SBA Communications Corp (Class A)	5,220
164,062	*	tw telecom inc (Class A)	3,047
225,601		Windstream Corp	2,773

		TOTAL TELECOMMUNICATION SERVICES	66,031

TRANSPORTATION - 2.2%
115,841	*	AMR Corp	726
178,861		CH Robinson Worldwide, Inc	12,506
153,840	*	Continental Airlines, Inc (Class B)	3,821
4,550		Con-way, Inc	141
21,025		Copa Holdings S.A. (Class A)	1,133
222,418		CSX Corp	12,304
857,774	*	Delta Air Lines, Inc	9,985
230,486		Expeditors International Washington, Inc	10,655
217,358		FedEx Corp	18,584
177,850	*	Hertz Global Holdings, Inc	1,883
95,257		J.B. Hunt Transport Services, Inc	3,305
63,559	*	Kansas City Southern Industries, Inc	2,378
4,225	*	Kirby Corp	169
54,882		Landstar System, Inc	2,120
282,781		Norfolk Southern Corp	16,828
171,860		Ryder System, Inc	7,350
106,277		Southwest Airlines Co	1,389
351,354	*	UAL Corp	8,303
323,581		Union Pacific Corp	26,470
1,928,107		United Parcel Service, Inc (Class B)	128,585
98,729		UTI Worldwide, Inc	1,588

		TOTAL TRANSPORTATION	270,223

UTILITIES - 0.2%
174,421	*	Calpine Corp	2,172
47,308		ITC Holdings Corp	2,945
185,100		NextEra Energy, Inc	10,067
10,707		Ormat Technologies, Inc	312
316,589		Public Service Enterprise Group, Inc	10,473

		TOTAL UTILITIES	25,969

		TOTAL COMMON STOCKS	12,058,740

		(Cost $10,748,708)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL	ISSUER		VALUE (000)

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
	Federal Home Loan Bank (FHLB)
$ 10,000,000	FHLB	10/01/10	$10,000
12,600,000	FHLB	10/20/10	12,600

	TOTAL GOVERNMENT AGENCY DEBT		22,600

TREASURY DEBT - 0.0%
850,000	United States Treasury Bill	11/12/10	850

	TOTAL TREASURY DEBT		850

	TOTAL SHORT-TERM INVESTMENTS		23,450

	(Cost $23,450)
	TOTAL INVESTMENTS - 99.7%		12,082,190
	(Cost $10,772,158)
	OTHER ASSETS & LIABILITIES, NET - 0.3%		36,313

	NET ASSETS - 100.0%		$12,118,503

Abbreviation(s):
ADR	American Depositary Receipt
ADS	American Depository Shares
*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy
f	Restricted security

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.8%
47,981	*	American Axle & Manufacturing Holdings, Inc	$433
15,097	*	Amerigon, Inc (Class A)	155
65,947	*	Autoliv, Inc	4,308
89,459	*	BorgWarner, Inc	4,708
45,804		Cooper Tire & Rubber Co	899
100,188	*	Dana Holding Corp	1,234
7,682	*	Dorman Products, Inc	237
16,941	*	Drew Industries, Inc	353
58,919	*	Exide Technologies	282
13,635	*	Federal Mogul Corp (Class A)	258
2,545,780	*	Ford Motor Co	31,161
10,861	*	Fuel Systems Solutions, Inc	425
105,796		Gentex Corp	2,064
179,126	*	Goodyear Tire & Rubber Co	1,926
181,591		Harley-Davidson, Inc	5,164
515,188		Johnson Controls, Inc	15,714
35,702	*	Lear Corp (New)	2,818
36,302	*	Modine Manufacturing Co	471
30,024		Spartan Motors, Inc	139
11,969		Standard Motor Products, Inc	126
10,374	*	Stoneridge, Inc	109
17,715		Superior Industries International, Inc	306
46,120	*	Tenneco, Inc	1,336
11,700	*	Tesla Motors, Inc	237
25,787		Thor Industries, Inc	861
60,301	*	TRW Automotive Holdings Corp	2,506
24,826	*	Winnebago Industries, Inc	259

		TOTAL AUTOMOBILES & COMPONENTS	78,489

BANKS - 3.2%
11,459		1st Source Corp	199
17,104	*	1st United Bancorp, Inc	110
17,560		Abington Bancorp, Inc	185
3,251		Alliance Financial Corp	98
4,510		American National Bankshares, Inc	99
18,171		Ameris Bancorp	170
4,648		Ames National Corp	93
6,723		Arrow Financial Corp	169
128,285		Associated Banc-Corp	1,692
66,701		Astoria Financial Corp	909
5,016		Bancfirst Corp	203
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,914		Bancorp Rhode Island, Inc	$81
64,583		Bancorpsouth, Inc	916
41,404		Bank Mutual Corp	215
35,426		Bank of Hawaii Corp	1,591
3,864		Bank of Marin Bancorp	125
11,413		Bank of the Ozarks, Inc	423
17,629		BankFinancial Corp	162
527,029		BB&T Corp	12,692
23,421	*	Beneficial Mutual Bancorp, Inc	210
10,481		Berkshire Hills Bancorp, Inc	199
5,599	*	BofI Holding, Inc	66
19,305		BOK Financial Corp	871
59,217		Boston Private Financial Holdings, Inc	387
4,741		Bridge Bancorp, Inc	118
48,082		Brookline Bancorp, Inc	480
4,771		Bryn Mawr Bank Corp	82
5,527		Camden National Corp	192
9,158		Capital City Bank Group, Inc	111
246,176		CapitalSource, Inc	1,315
16,284		Capitol Federal Financial	402
18,053		Cardinal Financial Corp	173
61,647		Cathay General Bancorp	733
27,645	*	Center Financial	141
16,756		Centerstate Banks of Florida, Inc	144
2,883		Century Bancorp, Inc	69
18,856		Chemical Financial Corp	389
153,256	*	CIT Group, Inc	6,256
6,398		Citizens & Northern Corp	83
306,766	*	Citizens Republic Bancorp, Inc	276
12,921		City Holding Co	396
35,113		City National Corp	1,863
10,007		Clifton Savings Bancorp, Inc	86
6,672		CNB Financial Corp	92
21,290		CoBiz, Inc	118
31,348		Columbia Banking System, Inc	616
134,008		Comerica, Inc	4,978
54,830		Commerce Bancshares, Inc	2,061
24,981		Community Bank System, Inc	575
11,562		Community Trust Bancorp, Inc	313
39,033		Cullen/Frost Bankers, Inc	2,103
67,239		CVB Financial Corp	505
17,535		Danvers Bancorp, Inc	269
19,824		Dime Community Bancshares	275
24,100	*	Doral Financial Corp	40
12,747	*	Eagle Bancorp, Inc	146
116,790		East West Bancorp, Inc	1,901
6,100	*	Encore Bancshares, Inc	44
11,656		Enterprise Financial Services Corp	108
6,988		ESB Financial Corp	97
12,436		ESSA Bancorp, Inc	147
7,387		Federal Agricultural Mortgage Corp (Class C)	80
607,123		Fifth Third Bancorp	7,304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,979		Financial Institutions, Inc	$141
9,860		First Bancorp (NC)	134
78,912	*	First Bancorp (Puerto Rico)	22
6,485		First Bancorp, Inc	90
40,118		First Busey Corp	183
4,158		First Citizens Bancshares, Inc (Class A)	770
69,775		First Commonwealth Financial Corp	380
12,139		First Community Bancshares, Inc	157
44,691		First Financial Bancorp	745
15,680		First Financial Bankshares, Inc	737
8,954		First Financial Corp	264
12,966		First Financial Holdings, Inc	144
179,248	*	First Horizon National Corp	2,045
9,546		First Interstate Bancsystem, Inc	128
19,481		First Merchants Corp	149
57,533		First Midwest Bancorp, Inc	663
161,278		First Niagara Financial Group, Inc	1,879
4,191		First of Long Island Corp	105
5,157		First South Bancorp, Inc	51
83,246		FirstMerit Corp	1,525
35,463	*	Flagstar Bancorp, Inc	65
19,779		Flushing Financial Corp	229
87,796		FNB Corp	752
4,602	*	Fox Chase Bancorp, Inc	44
152,821		Fulton Financial Corp	1,385
8,476		German American Bancorp, Inc	145
56,600		Glacier Bancorp, Inc	826
7,809		Great Southern Bancorp, Inc	170
9,301	*	Greene County Bancshares, Inc	63
22,696		Hancock Holding Co	682
36,699	*	Hanmi Financial Corp	47
10,342		Heartland Financial USA, Inc	159
4,346	*	Heritage Financial Corp	61
6,749	*	Home Bancorp, Inc	90
14,896		Home Bancshares, Inc	303
12,641		Home Federal Bancorp, Inc	154
357,734		Hudson City Bancorp, Inc	4,385
9,104		Hudson Valley Holding Corp	178
553,330		Huntington Bancshares, Inc	3,137
20,591		IBERIABANK Corp	1,029
17,904		Independent Bank Corp	403
40,567		International Bancshares Corp	685
37,852	*	Investors Bancorp, Inc	448
14,732		Kearny Financial Corp	130
667,379		Keycorp	5,312
13,792		Lakeland Bancorp, Inc	116
12,420		Lakeland Financial Corp	232
55,756		M&T Bank Corp	4,561
11,504		MainSource Financial Group, Inc	88
406,126		Marshall & Ilsley Corp	2,859
38,744		MB Financial, Inc	628
3,784		Merchants Bancshares, Inc	94

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,250	*	Meridian Interstate Bancorp, Inc	$76
155,567	*	MGIC Investment Corp	1,436
3,556		Midsouth Bancorp, Inc	50
5,267		MidWestOne Financial Group, Inc	77
25,640	*	Nara Bancorp, Inc	181
1,893		NASB Financial, Inc	31
5,351		National Bankshares, Inc	138
101,297		National Penn Bancshares, Inc	633
27,027		NBT Bancorp, Inc	596
331,783		New York Community Bancorp, Inc	5,390
78,585		NewAlliance Bancshares, Inc	992
14,313		Northfield Bancorp, Inc	155
82,283		Northwest Bancshares, Inc	921
10,808		OceanFirst Financial Corp	133
57,265	*	Ocwen Financial Corp	581
67,288		Old National Bancorp	707
9,164	*	OmniAmerican Bancorp, Inc	103
33,903		Oriental Financial Group, Inc	451
22,554		Oritani Financial Corp	225
3,841		Orrstown Financial Services, Inc	89
14,467		Pacific Continental Corp	131
22,250		PacWest Bancorp	424
9,591		Park National Corp	614
6,295		Peapack Gladstone Financial Corp	74
2,964		Penns Woods Bancorp, Inc	98
10,509	*	Pennsylvania Commerce Bancorp, Inc	109
6,808		Peoples Bancorp, Inc	84
280,419		People’s United Financial, Inc	3,671
25,469	*	Pinnacle Financial Partners, Inc	234
120,947	*	PMI Group, Inc	444
401,473		PNC Financial Services Group, Inc	20,841
772,337	*	Popular, Inc	2,240
39,968		PrivateBancorp, Inc	455
35,938		Prosperity Bancshares, Inc	1,167
45,191		Provident Financial Services, Inc	559
30,181		Provident New York Bancorp	253
102,881		Radian Group, Inc	805
958,718		Regions Financial Corp	6,970
15,054		Renasant Corp	229
6,104		Republic Bancorp, Inc (Class A)	129
6,115		Rockville Financial, Inc	70
7,271		Roma Financial Corp	77
20,998		S&T Bancorp, Inc	366
8,198		S.Y. Bancorp, Inc	203
18,232		Sandy Spring Bancorp, Inc	283
9,604		SCBT Financial Corp	300
3,786		Sierra Bancorp	47
32,119	*	Signature Bank	1,248
13,207		Simmons First National Corp (Class A)	373
11,054		Southside Bancshares, Inc	209
14,769		Southwest Bancorp, Inc	192
10,282		State Bancorp, Inc	92

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,183		StellarOne Corp	$206
27,752		Sterling Bancorp	241
75,734		Sterling Bancshares, Inc	407
7,140		Suffolk Bancorp	181
382,258		SunTrust Banks, Inc	9,875
102,135		Susquehanna Bancshares, Inc	862
31,722	*	SVB Financial Group	1,342
597,443		Synovus Financial Corp	1,470
7,584	*	Taylor Capital Group, Inc	87
110,460		TCF Financial Corp	1,788
9,400		Territorial Bancorp, Inc	158
31,378	*	Texas Capital Bancshares, Inc	542
54,301		TFS Financial Corp	499
16,995	*	The Bancorp, Inc	114
7,054		Tompkins Trustco, Inc	280
2,692		Tower Bancorp, Inc	55
17,850		TowneBank	267
9,919		Trico Bancshares	152
62,026		Trustco Bank Corp NY	345
49,168		Trustmark Corp	1,069
24,801		UMB Financial Corp	881
91,424		Umpqua Holdings Corp	1,037
14,087		Union Bankshares Corp	184
30,662		United Bankshares, Inc	763
79,410	*	United Community Banks, Inc	178
15,445		United Financial Bancorp, Inc	209
12,704		Univest Corp of Pennsylvania	222
1,463,843		US Bancorp	31,649
124,246		Valley National Bancorp	1,603
10,582		ViewPoint Financial Group	98
14,744	*	Virginia Commerce Bancorp	72
12,184		Washington Banking Co	169
86,794		Washington Federal, Inc	1,324
10,818		Washington Trust Bancorp, Inc	207
7,507	*	Waterstone Financial, Inc	30
52,669		Webster Financial Corp	925
3,714,650		Wells Fargo & Co	93,350
19,012		WesBanco, Inc	311
11,970	*	West Bancorporation, Inc	75
72,421	*	West Coast Bancorp	165
22,101		Westamerica Bancorporation	1,204
49,360	*	Western Alliance Bancorp	331
23,121		Westfield Financial, Inc	180
75,084		Whitney Holding Corp	613
71,613		Wilmington Trust Corp	643
15,017		Wilshire Bancorp, Inc	98
23,649		Wintrust Financial Corp	766
4,467		WSFS Financial Corp	168
132,472		Zions Bancorporation	2,830

		TOTAL BANKS	313,209

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

CAPITAL GOODS - 8.3%
10,702	*	3D Systems Corp	$168
544,621		3M Co	47,224
18,257		A.O. Smith Corp	1,057
56,277	*	A123 Systems, Inc	505
8,853		Aaon, Inc	208
29,552	*	AAR Corp	551
17,815		Aceto Corp	121
52,376		Actuant Corp (Class A)	1,203
33,751		Acuity Brands, Inc	1,493
49,842	*	Advanced Battery Technologies, Inc	179
75,836	*	Aecom Technology Corp	1,840
14,335	*	Aerovironment, Inc	319
69,519	*	AGCO Corp	2,712
39,824		Aircastle Ltd	338
4,490		Alamo Group, Inc	100
23,047		Albany International Corp (Class A)	436
24,185	*	Alliant Techsystems, Inc	1,824
18,705	*	Altra Holdings, Inc	276
7,032	*	American Railcar Industries, Inc	110
6,336		American Science & Engineering, Inc	467
33,594	*	American Superconductor Corp	1,045
8,518		American Woodmark Corp	151
7,062		Ameron International Corp	480
82,104		Ametek, Inc	3,922
8,632		Ampco-Pittsburgh Corp	214
25,458		Apogee Enterprises, Inc	233
63,204	*	Applied Energetics, Inc	71
32,556		Applied Industrial Technologies, Inc	996
12,026		Applied Signal Technology, Inc	299
5,631	*	Argan, Inc	53
16,319	*	Armstrong World Industries, Inc	677
73,192	*	ArvinMeritor, Inc	1,137
15,638	*	Astec Industries, Inc	446
7,057	*	Astronics Corp	123
10,559		AZZ, Inc	452
88,162	*	Babcock & Wilcox Co	1,876
9,764		Badger Meter, Inc	395
35,945		Baldor Electric Co	1,452
36,508		Barnes Group, Inc	642
74,030	*	BE Aerospace, Inc	2,244
35,044	*	Beacon Roofing Supply, Inc	511
36,981		Belden CDT, Inc	976
35,059	*	Blount International, Inc	446
579,697		Boeing Co	38,572
37,869		Brady Corp (Class A)	1,105
39,839		Briggs & Stratton Corp	757
71,104	*	Broadwind Energy, Inc	133
57,920		Bucyrus International, Inc (Class A)	4,017
22,099	*	Builders FirstSource, Inc	50
9,868	*	CAI International, Inc	150
185,893	*	Capstone Turbine Corp	144
46,691		Carlisle Cos, Inc	1,398

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,145		Cascade Corp	$259
479,716		Caterpillar, Inc	37,744
19,382	*	Ceradyne, Inc	453
23,060	*	Chart Industries, Inc	470
76,040	*	Chicago Bridge & Iron Co NV (ADR)	1,859
12,832		CIRCOR International, Inc	405
38,968		Clarcor, Inc	1,505
19,959	*	CNH Global NV	731
23,883	*	Colfax Corp	355
12,813	*	Columbus McKinnon Corp	213
33,040		Comfort Systems USA, Inc	355
18,507	*	Commercial Vehicle Group, Inc	188
129,157		Cooper Industries plc	6,320
38,179		Crane Co	1,449
12,848		Cubic Corp	524
153,361		Cummins, Inc	13,891
35,284		Curtiss-Wright Corp	1,069
405,066		Danaher Corp	16,450
323,929		Deere & Co	22,604
18,325	*	DigitalGlobe, Inc	557
58,727		Donaldson Co, Inc	2,768
9,037		Douglas Dynamics, Inc	112
142,151		Dover Corp	7,422
7,637		Ducommun, Inc	166
5,160	*	DXP Enterprises, Inc	98
32,076	*	Dycom Industries, Inc	320
12,440		Dynamic Materials Corp	188
127,968		Eaton Corp	10,556
50,074	*	EMCOR Group, Inc	1,231
575,013		Emerson Electric Co	30,279
15,305		Encore Wire Corp	314
37,016	*	Ener1, Inc	136
25,675	*	Energy Recovery, Inc	92
37,162	*	EnerSys	928
15,889	*	EnPro Industries, Inc	497
20,938		ESCO Technologies, Inc	696
22,100	*	Esterline Technologies Corp	1,265
102,129		Fastenal Co	5,431
50,117		Federal Signal Corp	270
26,655	*	Flow International Corp	70
43,235		Flowserve Corp	4,731
136,071		Fluor Corp	6,741
56,935	*	Force Protection, Inc	287
19,315		Franklin Electric Co, Inc	640
12,439		Freightcar America, Inc	306
46,577	*	FuelCell Energy, Inc	57
25,764	*	Furmanite Corp	126
39,732		Gardner Denver, Inc	2,133
35,871		GATX Corp	1,052
42,477	*	GenCorp, Inc	209
14,500	*	Generac Holdings, Inc	198
40,126	*	General Cable Corp	1,088

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

264,727		General Dynamics Corp	$16,628
8,149,886		General Electric Co	132,437
16,043	*	GeoEye, Inc	649
20,138	*	Gibraltar Industries, Inc	181
3,945	*	Global Defense Technology & Systems, Inc	54
96,547		Goodrich Corp	7,118
10,363		Gorman-Rupp Co	286
46,150		Graco, Inc	1,464
92,133	*	GrafTech International Ltd	1,440
12,308		Graham Corp	191
26,732		Granite Construction, Inc	608
44,924		Great Lakes Dredge & Dock Corp	261
15,267	*	Greenbrier Cos, Inc	238
37,869	*	Griffon Corp	462
21,180	*	H&E Equipment Services, Inc	169
61,544		Harsco Corp	1,513
4,401	*	Hawk Corp	190
22,583		Heico Corp	1,031
9,696	*	Herley Industries, Inc	160
74,803	*	Hexcel Corp	1,331
586,774		Honeywell International, Inc	25,783
12,024		Houston Wire & Cable Co	121
46,993		Hubbell, Inc (Class B)	2,385
62,789		IDEX Corp	2,230
18,167	*	II-VI, Inc	678
337,653		Illinois Tool Works, Inc	15,876
245,948		Ingersoll-Rand plc	8,783
28,439	*	Insituform Technologies, Inc (Class A)	688
10,094		Insteel Industries, Inc	91
27,412	*	Interline Brands, Inc	495
139,710		ITT Industries, Inc	6,543
96,369	*	Jacobs Engineering Group, Inc	3,729
20,027		John Bean Technologies Corp	323
77,648		Joy Global, Inc	5,460
9,545	*	Kadant, Inc	180
21,747		Kaman Corp	570
25,319		Kaydon Corp	876
120,549		KBR, Inc	2,970
62,712		Kennametal, Inc	1,940
12,312	*	Kratos Defense & Security Solutions, Inc	131
88,071		L-3 Communications Holdings, Inc	6,365
8,713	*	LaBarge, Inc	109
12,010	*	Ladish Co, Inc	374
3,000		Lawson Products, Inc	46
13,874	*	Layne Christensen Co	359
7,262	*	LB Foster Co (Class A)	210
36,321		Lennox International, Inc	1,514
32,522		Lincoln Electric Holdings, Inc	1,880
10,010		Lindsay Manufacturing Co	434
6,398	*	LMI Aerospace, Inc	102
235,579		Lockheed Martin Corp	16,792
12,960		LSI Industries, Inc	83

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,907	*	Lydall, Inc	$95
100,971		Manitowoc Co, Inc	1,223
276,648		Masco Corp	3,045
39,968	*	Mastec, Inc	412
10,825		Met-Pro Corp	109
7,039	*	Michael Baker Corp	232
11,402	*	Middleby Corp	723
7,280		Miller Industries, Inc	98
36,229	*	Moog, Inc (Class A)	1,286
32,978		MSC Industrial Direct Co (Class A)	1,782
27,916		Mueller Industries, Inc	739
119,077		Mueller Water Products, Inc (Class A)	360
13,261	*	MYR Group, Inc	217
4,424		Nacco Industries, Inc (Class A)	387
54,093	*	Navistar International Corp	2,361
19,754	*	NCI Building Systems, Inc	188
25,402		Nordson Corp	1,872
230,154		Northrop Grumman Corp	13,954
8,845	*	Northwest Pipe Co	155
44,747	*	Orbital Sciences Corp	685
19,593	*	Orion Marine Group, Inc	243
69,175	*	Oshkosh Truck Corp	1,902
86,991	*	Owens Corning, Inc	2,230
279,419		Paccar, Inc	13,454
90,130		Pall Corp	3,753
124,237		Parker Hannifin Corp	8,704
76,198		Pentair, Inc	2,563
20,289	*	Perini Corp	408
12,323	*	Pike Electric Corp	90
9,152	*	PMFG, Inc	156
16,989	*	Polypore International, Inc	512
5,761	*	Powell Industries, Inc	179
12,071	*	PowerSecure International, Inc	112
108,623		Precision Castparts Corp	13,833
1,801		Preformed Line Products Co	63
15,193		Primoris Services Corp	99
28,579		Quanex Building Products Corp	494
162,009	*	Quanta Services, Inc	3,091
11,399		Raven Industries, Inc	432
291,873		Raytheon Co	13,342
16,219	*	RBC Bearings, Inc	551
29,680		Regal-Beloit Corp	1,742
19,984		Robbins & Myers, Inc	535
108,440		Rockwell Automation, Inc	6,694
119,776		Rockwell Collins, Inc	6,977
70,748		Roper Industries, Inc	4,611
34,156	*	RSC Holdings, Inc	255
21,664	*	Rush Enterprises, Inc (Class A)	332
38,773	*	SatCon Technology Corp	146
8,767	*	Sauer-Danfoss, Inc	187
269		Seaboard Corp	476
65,055	*	Shaw Group, Inc	2,183

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,264		Simpson Manufacturing Co, Inc	$754
44,614		Snap-On, Inc	2,075
78,916	*	Spirit Aerosystems Holdings, Inc (Class A)	1,573
37,552		SPX Corp	2,376
11,927		Standex International Corp	289
12,518	*	Sterling Construction Co, Inc	155
7,928		Sun Hydraulics Corp	223
11,400		TAL International Group, Inc	276
44,785	*	Taser International, Inc	174
10,545	*	Tecumseh Products Co (Class A)	121
25,868	*	Teledyne Technologies, Inc	1,030
14,645		Tennant Co	453
83,705	*	Terex Corp	1,919
7,088		Textainer Group Holdings Ltd	190
208,523		Textron, Inc	4,287
6,876	*	Thermadyne Holdings Corp	97
39,026	*	Thomas & Betts Corp	1,601
66,676		Timken Co	2,558
26,971		Titan International, Inc	366
10,213	*	Titan Machinery, Inc	166
24,372		Toro Co	1,370
37,710		TransDigm Group, Inc	2,340
19,671		Tredegar Corp	373
13,203	*	Trex Co, Inc	252
9,351	*	Trimas Corp	139
61,064		Trinity Industries, Inc	1,360
12,884		Triumph Group, Inc	961
6,504		Twin Disc, Inc	91
388,511		Tyco International Ltd	14,270
49,976	*	United Rentals, Inc	742
712,624		United Technologies Corp	50,759
14,766		Universal Forest Products, Inc	432
28,442	*	UQM Technologies, Inc	73
63,954	*	URS Corp	2,429
51,472	*	USG Corp	679
16,747		Valmont Industries, Inc	1,212
12,845		Vicor Corp	188
46,924		W.W. Grainger, Inc	5,588
47,045	*	Wabash National Corp	381
50,291	*	WABCO Holdings, Inc	2,109
20,486		Watsco, Inc	1,141
20,344		Watts Water Technologies, Inc (Class A)	693
32,103	*	WESCO International, Inc	1,261
34,990		Westinghouse Air Brake Technologies Corp	1,672
46,042		Woodward Governor Co	1,493
5,984	*,b	Xerium Technologies, Inc	79

		TOTAL CAPITAL GOODS	821,679

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
37,566		ABM Industries, Inc	811
24,912	*	Acacia Research (Acacia Technologies)	438
34,106	*	ACCO Brands Corp	196

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,355		Administaff, Inc	$440
13,465	*	Advisory Board Co	594
14,202		American Ecology Corp	227
26,021	*	American Reprographics Co	204
20,202	*	APAC Customer Services, Inc	114
14,702	*	ATC Technology Corp	364
85,225		Avery Dennison Corp	3,164
6,166		Barrett Business Services, Inc	94
31,292		Bowne & Co, Inc	355
34,810		Brink’s Co	801
19,056	*	Casella Waste Systems, Inc (Class A)	80
41,673	*	CBIZ, Inc	247
7,981		CDI Corp	103
38,005	*	Cenveo, Inc	191
101,777		Cintas Corp	2,804
17,301	*	Clean Harbors, Inc	1,172
8,210	*	Consolidated Graphics, Inc	340
55,676	*	Copart, Inc	1,836
27,057		Corporate Executive Board Co	854
88,315	*	Corrections Corp of America	2,180
14,866	*	CoStar Group, Inc	724
6,267		Courier Corp	89
99,005		Covanta Holding Corp	1,559
8,400	*	CRA International, Inc	152
37,676		Deluxe Corp	721
23,101	*	Dolan Media Co	263
37,642		Dun & Bradstreet Corp	2,791
67,718		EnergySolutions, Inc	341
15,147	*	EnerNOC, Inc	476
17,307		Ennis, Inc	310
97,566		Equifax, Inc	3,044
11,236	*	Exponent, Inc	377
9,375	*	Franklin Covey Co	75
36,298	*	FTI Consulting, Inc	1,259
12,288	*	Fuel Tech, Inc	77
15,088		G & K Services, Inc (Class A)	345
46,319	*	Geo Group, Inc	1,082
12,104	*	GP Strategies Corp	110
33,142		Healthcare Services Group	755
14,300		Heidrick & Struggles International, Inc	279
39,682		Herman Miller, Inc	781
7,900	*	Higher One Holdings, Inc	130
17,074	*	Hill International, Inc	76
33,809		HNI Corp	972
24,166	*	Hudson Highland Group, Inc	83
16,505	*	Huron Consulting Group, Inc	363
13,014	*	ICF International, Inc	326
37,578	*	IHS, Inc (Class A)	2,555
22,974	*	Innerworkings, Inc	151
38,561		Interface, Inc (Class A)	549
141,030		Iron Mountain, Inc	3,151
21,500	*	KAR Auction Services, Inc	271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,372	*	Kelly Services, Inc (Class A)	$239
21,985	*	Kforce, Inc	302
18,600		Kimball International, Inc (Class B)	108
35,963		Knoll, Inc	558
34,304	*	Korn/Ferry International	567
19,634	*	LECG Corp	22
8,556	*	M&F Worldwide Corp	208
63,464		Manpower, Inc	3,314
17,708		McGrath RentCorp	424
39,317	*	Metalico, Inc	151
21,996		Mine Safety Appliances Co	596
7,800	*	Mistras Group, Inc	90
28,189	*	Mobile Mini, Inc	432
5,947		Multi-Color Corp	92
40,393	*	Navigant Consulting, Inc	470
25,372	*	On Assignment, Inc	133
156,635		Pitney Bowes, Inc	3,349
158,991		R.R. Donnelley & Sons Co	2,696
247,946		Republic Services, Inc	7,559
32,857		Resources Connection, Inc	452
115,720		Robert Half International, Inc	3,009
33,789		Rollins, Inc	790
10,767		Schawk, Inc (Class A)	199
14,249	*	School Specialty, Inc	185
42,038	*	Spherion Corp	253
12,140	*	Standard Parking Corp	208
10,680		Standard Register Co	31
54,705		Steelcase, Inc (Class A)	456
64,556	*	Stericycle, Inc	4,485
31,978	*	SYKES Enterprises, Inc	434
13,336	*	Team, Inc	230
47,935	*	Tetra Tech, Inc	1,005
33,194		Towers Watson & Co	1,632
37,265	*	TrueBlue, Inc	509
11,503		Unifirst Corp	508
18,197	*	United Stationers, Inc	974
79,778	*	Verisk Analytics, Inc	2,235
15,178		Viad Corp	294
12,149	*	Volt Information Sciences, Inc	87
2,793		VSE Corp	99
57,600	*	Waste Connections, Inc	2,284
367,850		Waste Management, Inc	13,146

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	96,661

CONSUMER DURABLES & APPAREL - 1.5%
42,094	*	American Apparel, Inc	52
30,538		American Greetings Corp (Class A)	568
9,523	*	Arctic Cat, Inc	98
48,119	*	Beazer Homes USA, Inc	199
4,923		Blyth, Inc	203
7,978	*	Brookfield Homes Corp	65
69,036		Brunswick Corp	1,051

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

51,179		Callaway Golf Co	$358
43,671	*	Carter’s, Inc	1,150
4,557	*	Cavco Industries, Inc	164
5,581		Cherokee, Inc	102
233,042		Coach, Inc	10,010
9,339		Columbia Sportswear Co	546
62,394	*	CROCS, Inc	812
5,480		CSS Industries, Inc	95
7,017	*	Culp, Inc	69
29,784	*	Deckers Outdoor Corp	1,488
4,329	*	Delta Apparel, Inc	65
215,214		DR Horton, Inc	2,393
207,506	*	Eastman Kodak Co	872
18,783		Ethan Allen Interiors, Inc	328
117,473		Fortune Brands, Inc	5,783
40,042	*	Fossil, Inc	2,154
34,198	*	Furniture Brands International, Inc	184
86,645		Garmin Ltd	2,630
13,268	*	G-III Apparel Group Ltd	416
73,677	*	Hanesbrands, Inc	1,905
53,605	*	Harman International Industries, Inc	1,791
98,113		Hasbro, Inc	4,367
23,782	*	Helen of Troy Ltd	601
7,413		Hooker Furniture Corp	86
26,081	*	Hovnanian Enterprises, Inc (Class A)	102
54,965	*	Iconix Brand Group, Inc	962
16,171	*	iRobot Corp	300
24,481	*	Jakks Pacific, Inc	432
68,707		Jarden Corp	2,139
31,304	*	Joe’s Jeans, Inc	66
66,643		Jones Apparel Group, Inc	1,309
58,687		KB Home	665
6,203	*	Kenneth Cole Productions, Inc (Class A)	103
19,366	*	K-Swiss, Inc (Class A)	247
3,811		Lacrosse Footwear, Inc	53
39,237	*	La-Z-Boy, Inc	331
34,167	*	Leapfrog Enterprises, Inc	187
114,301		Leggett & Platt, Inc	2,601
122,890		Lennar Corp (Class A)	1,890
12,366	*	Libbey, Inc	163
7,210	*	Lifetime Brands, Inc	109
61,314	*	Liz Claiborne, Inc	373
16,303	*	M/I Homes, Inc	169
17,427	*	Maidenform Brands, Inc	503
8,407	*	Marine Products Corp	52
277,747		Mattel, Inc	6,515
29,150		MDC Holdings, Inc	846
24,046	*	Meritage Homes Corp	472
43,299	*	Mohawk Industries, Inc	2,308
12,667	*	Movado Group, Inc	138
3,938		National Presto Industries, Inc	419
214,307		Newell Rubbermaid, Inc	3,817

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

275,639		Nike, Inc (Class B)	$22,089
4,555	*	NVR, Inc	2,949
10,106		Oxford Industries, Inc	240
8,860	*	Perry Ellis International, Inc	194
43,642		Phillips-Van Heusen Corp	2,626
24,262		Polaris Industries, Inc	1,579
43,171		Polo Ralph Lauren Corp (Class A)	3,879
38,375		Pool Corp	770
256,906	*	Pulte Homes, Inc	2,250
87,127	*	Quiksilver, Inc	341
14,785	*	RC2 Corp	310
6,477		RG Barry Corp	67
9,824	*	Russ Berrie & Co, Inc	84
35,106		Ryland Group, Inc	629
47,340	*	Sealy Corp	116
27,339	*	Skechers U.S.A., Inc (Class A)	642
7,407		Skyline Corp	150
52,271	*	Smith & Wesson Holding Corp	186
70,229	*	Standard-Pacific Corp	279
122,840		Stanley Works	7,529
4,356	*	Steinway Musical Instruments, Inc	75
17,467	*	Steven Madden Ltd	717
14,503		Sturm Ruger & Co, Inc	198
8,138	*	Summer Infant, Inc	64
55,849	*	Tempur-Pedic International, Inc	1,731
32,067	*	Timberland Co (Class A)	635
109,135	*	Toll Brothers, Inc	2,076
19,300	*	True Religion Apparel, Inc	412
48,715		Tupperware Corp	2,229
25,584	*	Under Armour, Inc (Class A)	1,152
32,716	*	Unifi, Inc	148
8,900	*	Universal Electronics, Inc	186
67,904		VF Corp	5,501
13,192	*	Volcom, Inc	252
32,732	*	Warnaco Group, Inc	1,674
5,214		Weyco Group, Inc	126
57,906		Whirlpool Corp	4,688
38,905		Wolverine World Wide, Inc	1,129

		TOTAL CONSUMER DURABLES & APPAREL	137,778

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	226
14,656		Ambassadors Group, Inc	166
13,862	*	American Public Education, Inc	456
21,121		Ameristar Casinos, Inc	369
97,895	*	Apollo Group, Inc (Class A)	5,028
42,474	*	Bally Technologies, Inc	1,484
17,427	*	BJ’s Restaurants, Inc	491
15,345	*	Bluegreen Corp	43
24,666		Bob Evans Farms, Inc	692
33,945	*	Boyd Gaming Corp	246
14,051	*	Bridgepoint Education, Inc	217

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

78,146		Brinker International, Inc	$1,474
13,602	*	Buffalo Wild Wings, Inc	651
70,838		Burger King Holdings, Inc	1,692
14,693	*	California Pizza Kitchen, Inc	251
12,339	*	Cambium Learning Group, Inc	39
12,593	*	Capella Education Co	977
50,534	*	Career Education Corp	1,085
5,895	*	Caribou Coffee Co, Inc	61
334,715		Carnival Corp	12,789
8,099	*	Carrols Restaurant Group, Inc	43
17,289		CBRL Group, Inc	878
17,642	*	CEC Entertainment, Inc	606
46,024	*	Cheesecake Factory	1,218
24,297	*	Chipotle Mexican Grill, Inc (Class A)	4,179
21,525		Choice Hotels International, Inc	785
7,929		Churchill Downs, Inc	283
23,500	*	Coinstar, Inc	1,010
64,709	*	Corinthian Colleges, Inc	454
3,696		CPI Corp	96
107,900		Darden Restaurants, Inc	4,616
75,312	*	Denny’s Corp	234
48,586		DeVry, Inc	2,391
13,678	*	DineEquity, Inc	615
30,059	*	Domino’s Pizza, Inc	397
29,912	*	Education Management Corp	439
4,221	*	Einstein Noah Restaurant Group, Inc	45
27,229	*	Gaylord Entertainment Co	830
24,016	*	Grand Canyon Education, Inc	527
248,832		H&R Block, Inc	3,223
47,975		Hillenbrand, Inc	1,032
33,800	*	Hyatt Hotels Corp	1,264
230,043		International Game Technology	3,324
20,889		International Speedway Corp (Class A)	510
34,104	*	Interval Leisure Group, Inc	459
5,265	*	Isle of Capri Casinos, Inc	38
26,666	*	ITT Educational Services, Inc	1,874
39,870	*	Jack in the Box, Inc	855
47,403	*	Jamba, Inc	104
18,366	*	K12, Inc	533
39,822	*	Krispy Kreme Doughnuts, Inc	182
6,960	*	Landry’s Restaurants, Inc	170
240,389	*	Las Vegas Sands Corp	8,378
6,272		Learning Tree International, Inc	63
31,445	*	Life Time Fitness, Inc	1,241
12,699	*	Lincoln Educational Services Corp	183
8,861		Mac-Gray Corp	107
14,891		Marcus Corp	176
209,309		Marriott International, Inc (Class A)	7,500
23,085		Matthews International Corp (Class A)	816
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	93
821,624		McDonald’s Corp	61,220
202,310	*	MGM Mirage	2,282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,692	*	Monarch Casino & Resort, Inc	$97
23,956	*	Morgans Hotel Group Co	175
20,438	*	Multimedia Games, Inc	76
5,638		National American University Holdings, Inc	38
14,289	*	O’Charleys, Inc	103
67,477	*	Orient-Express Hotels Ltd (Class A)	752
22,689	*	Panera Bread Co (Class A)	2,010
18,183	*	Papa John’s International, Inc	480
8,992	*	Peet’s Coffee & Tea, Inc	308
51,327	*	Penn National Gaming, Inc	1,520
18,084		PF Chang’s China Bistro, Inc	835
48,180	*	Pinnacle Entertainment, Inc	537
7,085	*	Pre-Paid Legal Services, Inc	443
9,555	*	Princeton Review, Inc	19
9,873	*	Red Lion Hotels Corp	73
11,853	*	Red Robin Gourmet Burgers, Inc	232
44,951		Regis Corp	860
101,674	*	Royal Caribbean Cruises Ltd	3,206
50,005	*	Ruby Tuesday, Inc	594
26,831	*	Ruth’s Chris Steak House, Inc	108
49,874	*	Scientific Games Corp (Class A)	484
188,345		Service Corp International	1,624
44,601	*	Shuffle Master, Inc	375
45,772	*	Sonic Corp	370
51,448		Sotheby’s (Class A)	1,894
9,984		Speedway Motorsports, Inc	157
570,721		Starbucks Corp	14,599
144,154		Starwood Hotels & Resorts Worldwide, Inc	7,575
958	*	Steak N Shake Co	315
11,970	*	Steiner Leisure Ltd	456
68,986		Stewart Enterprises, Inc (Class A)	372
10,323		Strayer Education, Inc	1,801
42,904	*	Texas Roadhouse, Inc (Class A)	603
15,190		Universal Technical Institute, Inc	297
27,599	*	Vail Resorts, Inc	1,036
24,280		Weight Watchers International, Inc	757
253,576		Wendy’s/Arby’s Group, Inc (Class A)	1,149
43,711	*	WMS Industries, Inc	1,664
138,638		Wyndham Worldwide Corp	3,808
58,046		Wynn Resorts Ltd	5,037
355,872		Yum! Brands, Inc	16,392

		TOTAL CONSUMER SERVICES	216,941

DIVERSIFIED FINANCIALS - 6.5%
36,918		Advance America Cash Advance Centers, Inc	149
39,037	*	Affiliated Managers Group, Inc	3,045
261,649	*	American Capital Ltd	1,520
800,812		American Express Co	33,659
49,343	*	AmeriCredit Corp	1,207
196,431		Ameriprise Financial, Inc	9,297
149,594		Apollo Investment Corp	1,530
147,601		Ares Capital Corp	2,310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,300		Artio Global Investors, Inc	$326
11,658	*	Asset Acceptance Capital Corp	63
8,522		Asta Funding, Inc	65
7,657,997		Bank of America Corp	100,396
925,875		Bank of New York Mellon Corp	24,193
36,447		BGC Partners, Inc (Class A)	218
43,567		BlackRock Kelso Capital Corp	501
26,745		BlackRock, Inc	4,553
77,753	*	Broadpoint Securities Group, Inc	125
16,951		Calamos Asset Management, Inc (Class A)	195
349,772		Capital One Financial Corp	13,833
2,167		Capital Southwest Corp	197
20,896	*	Cardtronics, Inc	322
22,738		Cash America International, Inc	796
10,200		CBOE Holdings, Inc	204
755,390		Charles Schwab Corp	10,500
16,145,349	*	Citigroup, Inc	62,967
50,311		CME Group, Inc	13,103
12,285		Cohen & Steers, Inc	267
25,550		Compass Diversified Trust	413
11,828		CompuCredit Corp	57
28,011	*	Cowen Group, Inc	92
5,106	*	Credit Acceptance Corp	309
1,420		Diamond Hill Investment Group, Inc	104
413,726		Discover Financial Services	6,901
17,386	*	Dollar Financial Corp	363
21,313		Duff & Phelps Corp	287
169,616	*	E*Trade Financial Corp	2,466
89,658		Eaton Vance Corp	2,604
11,162	*	Encore Capital Group, Inc	201
6,384		Epoch Holding Corp	82
11,307		Evercore Partners, Inc (Class A)	323
36,390	*	Ezcorp, Inc (Class A)	729
39,284	*	FBR Capital Markets Corp	123
65,791		Federated Investors, Inc (Class B)	1,497
35,957		Fifth Street Finance Corp	401
9,807	*	Financial Engines, Inc	130
23,334	*	First Cash Financial Services, Inc	648
58,259	*	First Marblehead Corp	136
113,021		Franklin Resources, Inc	12,082
5,142		Friedman Billings Ramsey Group, Inc (Class A)	120
6,584		GAMCO Investors, Inc (Class A)	254
54,396		GFI Group, Inc	252
15,081		Gladstone Capital Corp	170
15,921		Gladstone Investment Corp	107
91,983	*	GLG Partners, Inc	414
392,945		Goldman Sachs Group, Inc	56,813
5,889		Golub Capital BDC, Inc	90
4,000	*	Green Dot Corp	194
22,433		Greenhill & Co, Inc	1,779
16,757	*	Harris & Harris Group, Inc	72
24,455		Hercules Technology Growth Capital, Inc	247

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,456	*	HFF, Inc (Class A)	$134
30,361	*	Interactive Brokers Group, Inc (Class A)	523
56,257	*	IntercontinentalExchange, Inc	5,891
13,392	*	International Assets Holding Corp	242
353,671		Invesco Ltd	7,508
34,884	*	Investment Technology Group, Inc	496
184,823		iShares Russell 3000 Index Fund	12,466
137,373		Janus Capital Group, Inc	1,504
89,727		Jefferies Group, Inc	2,036
11,011		JMP Group, Inc	67
3,036,996		JPMorgan Chase & Co	115,619
12,909		Kayne Anderson Energy Development Co	207
26,819		KBW, Inc	687
73,616	*	Knight Capital Group, Inc (Class A)	912
33,500	*	LaBranche & Co, Inc	131
73,441	*	Ladenburg Thalmann Financial Services, Inc	75
70,810		Lazard Ltd (Class A)	2,484
124,819		Legg Mason, Inc	3,783
148,551	*	Leucadia National Corp	3,509
5,396		Life Partners Holdings, Inc	103
9,437		Main Street Capital Corp	150
21,429		MarketAxess Holdings, Inc	364
6,533	*	Marlin Business Services Corp	78
50,285		MCG Capital Corp	294
9,981		Medallion Financial Corp	78
86,034	*	MF Global Holdings Ltd	619
157,620		Moody’s Corp	3,937
1,067,027		Morgan Stanley	26,335
84,839	*	MSCI, Inc (Class A)	2,818
17,411		MVC Capital, Inc	226
104,606	*	Nasdaq Stock Market, Inc	2,032
20,204		Nelnet, Inc (Class A)	462
21,889	*	NewStar Financial, Inc	162
12,077		NGP Capital Resources Co	109
183,146		Northern Trust Corp	8,835
198,529		NYSE Euronext	5,672
7,363		Oppenheimer Holdings, Inc	206
30,987	*	optionsXpress Holdings, Inc	476
24,585		PennantPark Investment Corp	261
15,186	*	Penson Worldwide, Inc	75
41,814	*	PHH Corp	881
17,372	*	Pico Holdings, Inc	519
13,978	*	Piper Jaffray Cos	407
13,016	*	Portfolio Recovery Associates, Inc	841
32,274	*	Primus Guaranty Ltd	147
49,146		Prospect Capital Corp	477
9,591		Pzena Investment Management, Inc (Class A)	66
75,031		Raymond James Financial, Inc	1,901
21,125	*	Safeguard Scientifics, Inc	265
8,937		Sanders Morris Harris Group, Inc	51
115,255		SEI Investments Co	2,344
372,586	*	SLM Corp	4,303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,400		Solar Capital Ltd	$94
384,555		State Street Corp	14,482
25,298	*	Stifel Financial Corp	1,171
2,846		Student Loan Corp	85
19,558		SWS Group, Inc	140
198,395		T Rowe Price Group, Inc	9,933
178,714	*	TD Ameritrade Holding Corp	2,886
6,653		THL Credit, Inc	78
20,926		TICC Capital Corp	217
25,593	*	TradeStation Group, Inc	168
8,996		Triangle Capital Corp	144
4,394	*	Virtus Investment Partners, Inc	133
64,858		Waddell & Reed Financial, Inc (Class A)	1,775
3,869		Westwood Holdings Group, Inc	131
12,929	*	World Acceptance Corp	571

		TOTAL DIVERSIFIED FINANCIALS	631,777

ENERGY - 10.2%
51,525	*	Abraxas Petroleum Corp	146
30,378	*	Allis-Chalmers Energy, Inc	127
9,171		Alon USA Energy, Inc	50
91,294	*	Alpha Natural Resources, Inc	3,757
38,262	*	American Oil & Gas, Inc	310
377,123		Anadarko Petroleum Corp	21,515
278,449		Apache Corp	27,221
6,580		APCO Argentina, Inc	228
6,556	*	Approach Resources, Inc	73
125,528		Arch Coal, Inc	3,353
59,928	*	Atlas America, Inc	1,716
33,846	*	ATP Oil & Gas Corp	462
41,374	*	Atwood Oceanics, Inc	1,260
328,863		Baker Hughes, Inc	14,010
22,381	*	Basic Energy Services, Inc	191
39,652		Berry Petroleum Co (Class A)	1,258
33,673	*	Bill Barrett Corp	1,212
80,973	*	BPZ Energy, Inc	310
84,797	*	Brigham Exploration Co	1,590
27,721	*	Bristow Group, Inc	1,000
78,161		Cabot Oil & Gas Corp	2,353
67,178	*	Cal Dive International, Inc	367
27,753	*	Callon Petroleum Co	137
186,418	*	Cameron International Corp	8,009
14,570		CARBO Ceramics, Inc	1,180
25,047	*	Carrizo Oil & Gas, Inc	600
35,021	*	Cheniere Energy, Inc	88
496,466		Chesapeake Energy Corp	11,245
1,531,300		Chevron Corp	124,111
63,590		Cimarex Energy Co	4,208
4,602	*	Clayton Williams Energy, Inc	233
30,062	*	Clean Energy Fuels Corp	427
23,500	*	Cloud Peak Energy, Inc	429
55,500	*	Cobalt International Energy, Inc	530

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

58,166	*	Complete Production Services, Inc	$1,189
36,545	*	Comstock Resources, Inc	822
68,611	*	Concho Resources, Inc	4,540
1,136,576		ConocoPhillips	65,274
171,765		Consol Energy, Inc	6,348
9,021	*	Contango Oil & Gas Co	452
24,174	*	Continental Resources, Inc	1,121
33,738		Core Laboratories NV	2,970
37,807	*	Crosstex Energy, Inc	299
21,762	*	CVR Energy, Inc	180
7,528	*	Dawson Geophysical Co	201
7,530		Delek US Holdings, Inc	54
82,546	*	Delta Petroleum Corp	65
304,051	*	Denbury Resources, Inc	4,831
341,170		Devon Energy Corp	22,087
38,961		DHT Maritime, Inc	161
51,848		Diamond Offshore Drilling, Inc	3,514
63,584	*	Dresser-Rand Group, Inc	2,346
24,885	*	Dril-Quip, Inc	1,546
535,983		El Paso Corp	6,635
81,717	*	Endeavour International Corp	105
21,960	*	Energy Partners Ltd	264
38,947	*	Energy XXI Bermuda Ltd	900
193,111		EOG Resources, Inc	17,954
113,016		Equitable Resources, Inc	4,075
11,704	*	Evolution Petroleum Corp	70
111,561		EXCO Resources, Inc	1,659
48,293	*	Exterran Holdings, Inc	1,097
3,892,217		Exxon Mobil Corp	240,499
92,425	*	FMC Technologies, Inc	6,312
85,352	*	Forest Oil Corp	2,535
80,549		Frontier Oil Corp	1,079
39,564		Frontline Ltd	1,125
24,931	*	FX Energy, Inc	103
33,304	*	Gastar Exploration Ltd	134
60,120		General Maritime Corp	295
9,814	*	Georesources, Inc	156
5,362	*	Global Geophysical Services, Inc	39
79,950	*	Global Industries Ltd	437
27,174	*	GMX Resources, Inc	132
24,752		Golar LNG Ltd	310
20,317	*	Goodrich Petroleum Corp	296
12,062	*	Green Plains Renewable Energy, Inc	146
9,089		Gulf Island Fabrication, Inc	165
16,361	*	Gulfmark Offshore, Inc	503
21,620	*	Gulfport Energy Corp	299
695,744		Halliburton Co	23,008
29,621	*	Harvest Natural Resources, Inc	309
81,706	*	Helix Energy Solutions Group, Inc	910
72,674		Helmerich & Payne, Inc	2,940
109,893	*	Hercules Offshore, Inc	291
223,283		Hess Corp	13,200

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,558		Holly Corp	$994
18,746	*	Hornbeck Offshore Services, Inc	365
14,150		Houston American Energy Corp	142
100,658	*	International Coal Group, Inc	536
100,154	*	ION Geophysical Corp	515
823	*	Isramco, Inc	50
21,317	*	James River Coal Co	374
95,985	*	Key Energy Services, Inc	913
11,975		Knightsbridge Tankers Ltd	226
113,047	*	Kodiak Oil & Gas Corp	383
12,300	*	L&L Energy, Inc	99
21,068		Lufkin Industries, Inc	925
36,629	*	Magnum Hunter Resources Corp	152
540,886		Marathon Oil Corp	17,903
79,735	*	Mariner Energy, Inc	1,932
79,487		Massey Energy Co	2,466
23,922	*	Matrix Service Co	209
176,324	*	McDermott International, Inc	2,606
59,367	*	McMoRan Exploration Co	1,022
14,504	*	Miller Petroleum, Inc	78
146,026		Murphy Oil Corp	9,042
216,456	*	Nabors Industries Ltd	3,909
320,833		National Oilwell Varco, Inc	14,267
11,326	*	Natural Gas Services Group, Inc	167
101,338	*	Newfield Exploration Co	5,821
69,901	*	Newpark Resources, Inc	587
133,306		Noble Energy, Inc	10,010
37,402		Nordic American Tanker Shipping	1,001
34,375	*	Northern Oil And Gas, Inc	582
36,800	*	Oasis Petroleum, Inc	713
620,046		Occidental Petroleum Corp	48,550
42,236	*	Oceaneering International, Inc	2,275
37,449	*	Oil States International, Inc	1,743
19,618		Overseas Shipholding Group, Inc	673
2,713	*	OYO Geospace Corp	157
37,088	*	Pacific Asia Petroleum, Inc	118
5,367		Panhandle Oil and Gas, Inc (Class A)	133
96,030	*	Parker Drilling Co	418
61,726	*	Patriot Coal Corp	704
119,282		Patterson-UTI Energy, Inc	2,037
205,178		Peabody Energy Corp	10,056
35,015		Penn Virginia Corp	562
227,814	*	PetroHawk Energy Corp	3,677
16,488	*	Petroleum Development Corp	455
43,261	*	Petroquest Energy, Inc	263
9,723	*	PHI, Inc	157
42,944	*	Pioneer Drilling Co	274
88,660		Pioneer Natural Resources Co	5,766
108,164	*	Plains Exploration & Production Co	2,885
133,316	*	Pride International, Inc	3,923
135,152		Questar Market Resources, Inc	4,073
87,219	*	Quicksilver Resources, Inc	1,099

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

43,093	*	RAM Energy Resources, Inc	$67
120,881		Range Resources Corp	4,609
167,304	*	Rentech, Inc	165
29,534	*	Resolute Energy Corp	327
26,939	*	Rex Energy Corp	345
6,400	*	Rex Stores Corp	93
40,850	*	Rosetta Resources, Inc	960
88,128	*	Rowan Cos, Inc	2,676
18,456		RPC, Inc	391
276,358	*	SandRidge Energy, Inc	1,570
1,042,918		Schlumberger Ltd	64,254
9,989	*	Scorpio Tankers, Inc	113
17,443	*	SEACOR Holdings, Inc	1,485
8,815	*	Seahawk Drilling, Inc	75
34,031		Ship Finance International Ltd	661
93,776		Southern Union Co	2,256
265,005	*	Southwestern Energy Co	8,862
492,423		Spectra Energy Corp	11,104
47,539		St. Mary Land & Exploration Co	1,781
36,323	*	Stone Energy Corp	535
93,049		Sunoco, Inc	3,396
59,956	*	Superior Energy Services	1,600
28,748	*	Swift Energy Co	807
49,984	*	Syntroleum Corp	93
8,956	*	T-3 Energy Services, Inc	234
32,878		Teekay Corp	879
20,361		Teekay Tankers Ltd (Class A)	265
23,351	*	Tesco Corp	281
108,582		Tesoro Corp	1,451
52,437	*	Tetra Technologies, Inc	535
40,104		Tidewater, Inc	1,797
113,201	*	TransAtlantic Petroleum Ltd	335
116,837	*	Ultra Petroleum Corp	4,905
10,127	*	Union Drilling, Inc	45
29,837	*	Unit Corp	1,113
60,823	*	Uranium Energy Corp	199
93,574	*	USEC, Inc	486
48,465		Vaalco Energy, Inc	278
431,612		Valero Energy Corp	7,558
94,150	*	Vantage Drilling Co	151
15,433	*	Venoco, Inc	303
26,733		W&T Offshore, Inc	283
67,894	*	Warren Resources, Inc	270
566,588	*	Weatherford International Ltd	9,689
34,300	*	Western Refining, Inc	180
44,695	*	Whiting Petroleum Corp	4,269
30,921	*	Willbros Group, Inc	284
446,475		Williams Cos, Inc	8,532
45,976		World Fuel Services Corp	1,196

		TOTAL ENERGY	1,001,418

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 2.0%
13,080		Andersons, Inc	$496
837		Arden Group, Inc (Class A)	69
39,270	*	BJ’s Wholesale Club, Inc	1,630
29,235		Casey’s General Stores, Inc	1,221
336,225		Costco Wholesale Corp	21,683
1,039,304		CVS Corp	32,706
34,215	*	Great Atlantic & Pacific Tea Co, Inc	135
8,163		Ingles Markets, Inc (Class A)	136
490,217		Kroger Co	10,618
10,977		Nash Finch Co	467
16,292	*	Pantry, Inc	393
12,039		Pricesmart, Inc	351
445,462	*	Rite Aid Corp	420
33,448		Ruddick Corp	1,160
295,728		Safeway, Inc	6,258
18,527		Spartan Stores, Inc	269
165,275		Supervalu, Inc	1,906
5,570	*	Susser Holdings Corp	78
450,553		Sysco Corp	12,850
33,743	*	United Natural Foods, Inc	1,118
4,652		Village Super Market (Class A)	130
746,340		Walgreen Co	25,002
1,557,980		Wal-Mart Stores, Inc	83,382
8,834		Weis Markets, Inc	346
106,647	*	Whole Foods Market, Inc	3,958
41,829	*	Winn-Dixie Stores, Inc	298

		TOTAL FOOD & STAPLES RETAILING	207,080

FOOD, BEVERAGE & TOBACCO - 5.3%
2,319		Alico, Inc	54
68,179	*	Alliance One International, Inc	283
1,590,400		Altria Group, Inc	38,201
489,705		Archer Daniels Midland Co	15,631
37,577		B&G Foods, Inc (Class A)	410
6,724	*	Boston Beer Co, Inc (Class A)	450
80,902		Brown-Forman Corp (Class B)	4,987
110,812		Bunge Ltd	6,556
7,129		Calavo Growers, Inc	155
10,929	b	Cal-Maine Foods, Inc	317
139,533		Campbell Soup Co	4,988
53,541	*	Central European Distribution Corp	1,195
31,603	*	Chiquita Brands International, Inc	418
4,202		Coca-Cola Bottling Co Consolidated	222
1,607,968		Coca-Cola Co	94,099
244,253		Coca-Cola Enterprises, Inc	7,572
340,265		ConAgra Foods, Inc	7,465
141,361	*	Constellation Brands, Inc (Class A)	2,501
57,268		Corn Products International, Inc	2,148
60,640	*	Darling International, Inc	517
140,023	*	Dean Foods Co	1,430
151,457		Del Monte Foods Co	1,986
16,103		Diamond Foods, Inc	660

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,600	*	Dole Food Co, Inc	$253
187,310		Dr Pepper Snapple Group, Inc	6,653
5,320		Farmer Bros Co	85
55,545		Flowers Foods, Inc	1,380
31,042	*	Fresh Del Monte Produce, Inc	674
505,964		General Mills, Inc	18,487
85,098	*	Green Mountain Coffee Roasters, Inc	2,654
2,482		Griffin Land & Nurseries, Inc (Class A)	66
242,387		H.J. Heinz Co	11,482
29,988	*	Hain Celestial Group, Inc	719
51,477	*	Hansen Natural Corp	2,400
7,067	*	Harbinger Group, Inc	39
60,592	*	Heckmann Corp	236
116,903		Hershey Co	5,563
51,990		Hormel Foods Corp	2,319
8,158		Imperial Sugar Co	107
11,326		J&J Snack Foods Corp	475
90,461		J.M. Smucker Co	5,476
5,934	*	John B. Sanfilippo & Son, Inc	78
195,923		Kellogg Co	9,896
1,224,979		Kraft Foods, Inc (Class A)	37,802
13,818		Lancaster Colony Corp	656
22,384		Lance, Inc	477
3,603	*	Lifeway Foods, Inc	38
6,464		Limoneira Co	130
114,684		Lorillard, Inc	9,210
100,017		McCormick & Co, Inc	4,205
156,241		Mead Johnson Nutrition Co	8,892
9,066		Mgp Ingredients, Inc	71
99,912		Molson Coors Brewing Co (Class B)	4,718
5,604		National Beverage Corp	78
1,231,203		PepsiCo, Inc	81,801
1,413,709		Philip Morris International, Inc	79,197
37,600	*	Pilgrim’s Pride Corp	211
42,412	*	Ralcorp Holdings, Inc	2,480
127,928		Reynolds American, Inc	7,598
17,484		Sanderson Farms, Inc	757
504,203		Sara Lee Corp	6,771
7,792	*	Seneca Foods Corp	204
53,670	*	Smart Balance, Inc	208
102,827	*	Smithfield Foods, Inc	1,731
63,050	*	Star Scientific, Inc	132
14,223	*	Synutra International, Inc	164
20,485		Tootsie Roll Industries, Inc	510
26,938	*	TreeHouse Foods, Inc	1,242
230,318		Tyson Foods, Inc (Class A)	3,690
18,707		Universal Corp	750
33,438		Vector Group Ltd	625

		TOTAL FOOD, BEVERAGE & TOBACCO	515,635

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
15,924	*	Abaxis, Inc	$368
27,756	*	Abiomed, Inc	294
9,173	*	Accretive Health, Inc	99
38,943	*	Accuray, Inc	242
324,598		Aetna, Inc	10,261
10,700	*	AGA Medical Holdings, Inc	149
7,464	*	Air Methods Corp	310
52,912		Alcon, Inc	8,825
47,580	*	Align Technology, Inc	932
4,887	*	Alimera Sciences, Inc	47
18,580	*	Alliance Imaging, Inc	85
34,529	*	Allied Healthcare International, Inc	86
100,379	*	Allscripts Healthcare Solutions, Inc	1,854
7,268	*	Almost Family, Inc	215
39,818	*	Alphatec Holdings, Inc	85
21,596	*	Amedisys, Inc	514
6,404		America Service Group, Inc	95
9,851	*	American Dental Partners, Inc	119
59,514	*	American Medical Systems Holdings, Inc	1,165
37,665	*	AMERIGROUP Corp	1,600
215,429		AmerisourceBergen Corp	6,605
23,326	*	AMN Healthcare Services, Inc	120
25,648	*	Amsurg Corp	448
10,953		Analogic Corp	492
18,523	*	Angiodynamics, Inc	282
54,175	*	Antares Pharma, Inc	79
20,843	*	Arthrocare Corp	567
8,583	*	Assisted Living Concepts, Inc (A Shares)	261
25,682	*	athenahealth, Inc	848
1,039		Atrion Corp	164
72,280		Bard (C.R.), Inc	5,886
454,946		Baxter International, Inc	21,705
52,670		Beckman Coulter, Inc	2,570
177,892		Becton Dickinson & Co	13,182
18,346	*	Bio-Reference Labs, Inc	383
31,488	*	BioScrip, Inc	162
1,156,207	*	Boston Scientific Corp	7,088
65,604	*	Brookdale Senior Living, Inc	1,070
12,419		Cantel Medical Corp	201
15,384	*	Capital Senior Living Corp	82
277,015		Cardinal Health, Inc	9,153
18,454	*	CardioNet, Inc	83
139,222	*	CareFusion Corp	3,458
27,814	*	Catalyst Health Solutions, Inc	979
39,667	*	Centene Corp	936
52,598	*	Cerner Corp	4,417
28,816	*	Cerus Corp	111
18,052		Chemed Corp	1,028
8,056	*	Chindex International, Inc	122
210,788		Cigna Corp	7,542
42,270	*	Clarient, Inc	143
72,212	*	Community Health Systems, Inc	2,236
9,637		Computer Programs & Systems, Inc	410

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,681	*	Conceptus, Inc	$353
22,053	*	Conmed Corp	494
23,514	*	Continucare Corp	99
34,815		Cooper Cos, Inc	1,609
6,016	*	Corvel Corp	255
114,216	*	Coventry Health Care, Inc	2,459
381,890		Covidien plc	15,348
22,090	*	Cross Country Healthcare, Inc	159
27,223	*	CryoLife, Inc	165
10,023	*	Cutera, Inc	81
19,734	*	Cyberonics, Inc	527
5,493	*	Cynosure, Inc (Class A)	56
78,784	*	DaVita, Inc	5,438
30,959	*	Delcath Systems, Inc	224
110,654		Dentsply International, Inc	3,538
45,477	*	DexCom, Inc	601
7,198	*	DynaVox, Inc	58
85,850	*	Edwards Lifesciences Corp	5,756
13,235	*	Electro-Optical Sciences, Inc	86
21,300	*	Emdeon, Inc	259
22,414	*	Emergency Medical Services Corp (Class A)	1,194
14,234	*	Emeritus Corp	243
34,017	*	Endologix, Inc	155
10,891		Ensign Group, Inc	195
4,898	*	Exactech, Inc	80
419,847	*	Express Scripts, Inc	20,448
24,001	*	Five Star Quality Care, Inc	121
11,633	*	Genoptix, Inc	165
37,427	*	Gen-Probe, Inc	1,814
22,160	*	Gentiva Health Services, Inc	484
19,254	*	Greatbatch, Inc	447
18,549	*	Haemonetics Corp	1,086
22,869	*	Hanger Orthopedic Group, Inc	333
32,412	*	Hansen Medical, Inc	46
18,744	*	Health Grades, Inc	154
197,006	*	Health Management Associates, Inc (Class A)	1,509
76,650	*	Health Net, Inc	2,084
71,500	*	Healthsouth Corp	1,373
44,595	*	Healthspring, Inc	1,152
28,116	*	Healthways, Inc	327
7,155	*	HeartWare International, Inc	492
69,402	*	Henry Schein, Inc	4,066
49,054		Hill-Rom Holdings, Inc	1,761
20,307	*	HMS Holdings Corp	1,197
200,085	*	Hologic, Inc	3,203
126,558	*	Hospira, Inc	7,215
129,512	*	Humana, Inc	6,507
9,095	*	ICU Medical, Inc	339
43,803	*	Idexx Laboratories, Inc	2,704
55,460	*	Immucor, Inc	1,100
27,569	*	Insulet Corp	390
16,250	*	Integra LifeSciences Holdings Corp	641

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,949	*	Intuitive Surgical, Inc	$8,498
23,110		Invacare Corp	613
63,072	*	Inverness Medical Innovations, Inc	1,951
11,925	*	IPC The Hospitalist Co, Inc	326
12,955	*	IRIS International, Inc	124
8,260	*	Kensey Nash Corp	239
29,869	*	Kindred Healthcare, Inc	389
47,219	*	Kinetic Concepts, Inc	1,727
79,656	*	Laboratory Corp of America Holdings	6,247
8,629		Landauer, Inc	540
11,885	*	LCA-Vision, Inc	66
11,927	*	LHC Group, Inc	277
42,511	*	LifePoint Hospitals, Inc	1,490
74,282		Lincare Holdings, Inc	1,864
25,596	*	Magellan Health Services, Inc	1,209
17,643	*	MAKO Surgical Corp	169
38,810		Masimo Corp	1,060
206,778		McKesson Corp	12,776
33,286	*	MedAssets, Inc	700
11,469	*	Medcath Corp	115
330,536	*	Medco Health Solutions, Inc	17,209
9,627	*	Medical Action Industries, Inc	87
14,224	*	Medidata Solutions, Inc	273
8,997		MedQuist, Inc	79
841,214		Medtronic, Inc	28,248
38,200	*	Merge Healthcare, Inc	111
31,965		Meridian Bioscience, Inc	699
23,230	*	Merit Medical Systems, Inc	369
30,372	*	Metropolitan Health Networks, Inc	115
8,123	*	Molina Healthcare, Inc	219
9,533	*	MWI Veterinary Supply, Inc	550
6,756		National Healthcare Corp	250
19,956	*	Natus Medical, Inc	291
15,786	*	Neogen Corp	534
30,456	*	NuVasive, Inc	1,070
18,905	*	NxStage Medical, Inc	361
90,050		Omnicare, Inc	2,150
24,067	*	Omnicell, Inc	315
30,922	*	OraSure Technologies, Inc	125
14,876	*	Orthofix International NV	467
57,344	*	Orthovita, Inc	130
48,567		Owens & Minor, Inc	1,382
12,302	*	Palomar Medical Technologies, Inc	127
79,206		Patterson Cos, Inc	2,269
7,345	*	PDI, Inc	64
35,963	*	Pediatrix Medical Group, Inc	1,917
23,814	*	PharMerica Corp	227
7,846	*	Prospect Medical Holdings, Inc	67
8,598	*	Providence Service Corp	141
41,924	*	PSS World Medical, Inc	896
43,029	*	Psychiatric Solutions, Inc	1,444
15,188		Quality Systems, Inc	1,007

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

113,398		Quest Diagnostics, Inc	$5,723
21,781	*	Quidel Corp	239
18,890	*	RehabCare Group, Inc	382
19,452	*	Res-Care, Inc	258
116,858	*	Resmed, Inc	3,834
7,581	*	Rochester Medical Corp	83
38,631	*	RTI Biologics, Inc	102
14,756	*	Rural	126
34,220	*	Select Medical Holdings Corp	263
25,744	*	Sirona Dental Systems, Inc	928
15,881	*	Skilled Healthcare Group, Inc (Class A)	62
44,003	*	Solta Medical, Inc	88
12,040	*	SonoSite, Inc	403
21,581	*	Spectranetics Corp	117
249,893	*	St. Jude Medical, Inc	9,831
26,141	*	Staar Surgical Co	141
16,786	*	Stereotaxis, Inc	69
45,845		STERIS Corp	1,523
241,276		Stryker Corp	12,076
43,187	*	Sun Healthcare Group, Inc	366
54,889	*	Sunrise Senior Living, Inc	188
13,627	*	SurModics, Inc	162
47,188	*	SXC Health Solutions Corp	1,721
32,497	*	Symmetry Medical, Inc	313
27,911	*	Syneron Medical Ltd	277
9,221	*	Synovis Life Technologies, Inc	138
11,500	*	Team Health Holdings, Inc	148
30,710		Teleflex, Inc	1,744
367,275	*	Tenet Healthcare Corp	1,734
43,318	*	Thoratec Corp	1,602
29,444	*	TomoTherapy, Inc	104
4,824	*	Transcend Services, Inc	74
14,800	*	Triple-S Management Corp (Class B)	249
37,485	*	Unilife Corp	226
867,689		UnitedHealth Group, Inc	30,466
23,233		Universal American Financial Corp	343
69,358		Universal Health Services, Inc (Class B)	2,695
8,422	*	US Physical Therapy, Inc	141
93,804	*	Varian Medical Systems, Inc	5,675
12,709	*	Vascular Solutions, Inc	146
66,310	*	VCA Antech, Inc	1,398
11,927	*	Vital Images, Inc	158
37,127	*	Volcano Corp	965
32,075	*	WellCare Health Plans, Inc	929
304,790	*	WellPoint, Inc	17,264
26,348		West Pharmaceutical Services, Inc	904
28,863	*	Wright Medical Group, Inc	416
4,290		Young Innovations, Inc	123
155,004	*	Zimmer Holdings, Inc	8,111
14,948	*	Zoll Medical Corp	482

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	439,831

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
63,175		Alberto-Culver Co	$2,379
327,548		Avon Products, Inc	10,518
6,132	*	Cellu Tissue Holdings, Inc	73
46,305	*	Central Garden and Pet Co (Class A)	480
53,334		Church & Dwight Co, Inc	3,464
107,510		Clorox Co	7,177
374,432		Colgate-Palmolive Co	28,779
17,426	*	Elizabeth Arden, Inc	348
54,076	*	Energizer Holdings, Inc	3,636
85,023		Estee Lauder Cos (Class A)	5,376
11,623		Female Health Co	60
46,184		Herbalife Ltd	2,787
9,091		Inter Parfums, Inc	160
315,962		Kimberly-Clark Corp	20,553
9,661	*	Medifast, Inc	262
5,868	*	Nature’s Sunshine Products, Inc	52
42,490	*	NBTY, Inc	2,336
38,826		Nu Skin Enterprises, Inc (Class A)	1,118
8,067	*	Nutraceutical International Corp	127
3,981		Oil-Dri Corp of America	86
32,300	*	Prestige Brands Holdings, Inc	319
2,198,439		Procter & Gamble Co	131,839
9,587	*	Revlon, Inc (Class A)	121
9,325		Schiff Nutrition International, Inc	76
11,963	*	Spectrum Brands, Inc	325
6,878	*	USANA Health Sciences, Inc	278
11,564		WD-40 Co	440

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	223,169

INSURANCE - 4.0%
257,414		ACE Ltd	14,994
359,602		Aflac, Inc	18,595
4,869	*	Alleghany Corp	1,475
39,022		Allied World Assurance Holdings Ltd	2,208
409,110		Allstate Corp	12,907
223,278	*	Ambac Financial Group, Inc	124
46,461		American Equity Investment Life Holding Co	476
65,151		American Financial Group, Inc	1,992
93,396	*	American International Group, Inc	3,652
4,964		American National Insurance Co	377
7,122		American Physicians Capital, Inc	295
4,784		American Physicians Service Group, Inc	155
7,468	*	American Safety Insurance Holdings Ltd	122
13,065	*	Amerisafe, Inc	245
17,807		Amtrust Financial Services, Inc	259
205,596		AON Corp	8,041
37,879	*	Arch Capital Group Ltd	3,174
23,723		Argo Group International Holdings Ltd	824
79,596		Arthur J. Gallagher & Co	2,099
59,781		Aspen Insurance Holdings Ltd	1,810
86,328		Assurant, Inc	3,514

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

141,003		Assured Guaranty Ltd	$2,413
97,818		Axis Capital Holdings Ltd	3,222
4,897		Baldwin & Lyons, Inc (Class B)	125
1,320,907	*	Berkshire Hathaway, Inc (Class B)	109,214
86,725		Brown & Brown, Inc	1,751
248,827		Chubb Corp	14,181
109,469		Cincinnati Financial Corp	3,158
32,879	*	Citizens, Inc (Class A)	227
19,762	*	CNA Financial Corp	553
16,018	*	CNA Surety Corp	287
177,105	*	Conseco, Inc	981
14,025	*	Crawford & Co (Class B)	34
36,264		Delphi Financial Group, Inc (Class A)	906
9,364		Donegal Group, Inc (Class A)	122
17,698	*	eHealth, Inc	229
4,503		EMC Insurance Group, Inc	96
34,055		Employers Holdings, Inc	537
35,363		Endurance Specialty Holdings Ltd	1,407
4,920	*	Enstar Group Ltd	357
22,958		Erie Indemnity Co (Class A)	1,287
44,269		Everest Re Group Ltd	3,828
9,829		FBL Financial Group, Inc (Class A)	255
178,542		Fidelity National Title Group, Inc (Class A)	2,805
77,697		First American Financial Corp	1,161
8,814		First Mercury Financial Corp	89
40,236		Flagstone Reinsurance Holdings Ltd	427
10,330	*	Fpic Insurance Group, Inc	362
371,348	*	Genworth Financial, Inc (Class A)	4,538
20,683	*	Greenlight Capital Re Ltd (Class A)	517
7,438	*	Hallmark Financial Services	65
32,699		Hanover Insurance Group, Inc	1,537
10,427		Harleysville Group, Inc	342
338,761		Hartford Financial Services Group, Inc	7,775
87,439		HCC Insurance Holdings, Inc	2,281
33,859	*	Hilltop Holdings, Inc	324
29,235		Horace Mann Educators Corp	520
10,619		Infinity Property & Casualty Corp	518
2,078		Kansas City Life Insurance Co	65
233,468		Lincoln National Corp	5,585
240,330		Loews Corp	9,109
34,934		Maiden Holdings Ltd	266
7,378	*	Markel Corp	2,542
411,379		Marsh & McLennan Cos, Inc	9,922
74,338		Max Capital Group Ltd	1,481
113,030	*	MBIA, Inc	1,136
42,189		Meadowbrook Insurance Group, Inc	378
20,644		Mercury General Corp	844
497,559		Metlife, Inc	19,131
54,871		Montpelier Re Holdings Ltd	950
36,167	*	National Financial Partners Corp	458
9,917		National Interstate Corp	216
1,551		National Western Life Insurance Co (Class A)	218

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,494	*	Navigators Group, Inc	$379
4,145		NYMAGIC, Inc	106
183,477		Old Republic International Corp	2,541
20,220		OneBeacon Insurance Group Ltd (Class A)	289
59,200		PartnerRe Ltd	4,747
98,653	*	Phoenix Cos, Inc	207
32,655		Platinum Underwriters Holdings Ltd	1,421
22,267	*	PMA Capital Corp (Class A)	168
13,808		Presidential Life Corp	135
18,348		Primerica, Inc	373
244,384		Principal Financial Group	6,334
23,604	*	ProAssurance Corp	1,359
512,997		Progressive Corp	10,706
65,519		Protective Life Corp	1,426
355,512		Prudential Financial, Inc	19,262
56,415		Reinsurance Group of America, Inc (Class A)	2,724
44,593		RenaissanceRe Holdings Ltd	2,674
14,489		RLI Corp	820
11,015		Safety Insurance Group, Inc	463
14,868		SeaBright Insurance Holdings, Inc	120
40,400		Selective Insurance Group, Inc	658
35,995		Stancorp Financial Group, Inc	1,368
9,480		State Auto Financial Corp	144
12,744		Stewart Information Services Corp	144
25,000		Symetra Financial Corp	262
62,213		Torchmark Corp	3,306
31,231		Tower Group, Inc	729
47,478		Transatlantic Holdings, Inc	2,413
358,821		Travelers Cos, Inc	18,695
12,914	*	United America Indemnity Ltd	207
17,338		United Fire & Casualty Co	368
39,343		Unitrin, Inc	960
10,064		Universal Insurance Holdings, Inc	45
253,134		UnumProvident Corp	5,607
62,895		Validus Holdings Ltd	1,658
97,634		W.R. Berkley Corp	2,643
1,029		Wesco Financial Corp	369
5,696		White Mountains Insurance Group Ltd	1,757
263,830		XL Capital Ltd	5,715

		TOTAL INSURANCE	401,372

MATERIALS - 4.0%
24,943		A. Schulman, Inc	503
5,113	*	AEP Industries, Inc	121
161,270		Air Products & Chemicals, Inc	13,356
63,364		Airgas, Inc	4,306
78,358		AK Steel Holding Corp	1,082
71,187		Albemarle Corp	3,332
783,333		Alcoa, Inc	9,487
75,995		Allegheny Technologies, Inc	3,530
57,287	*	Allied Nevada Gold Corp	1,518
18,209		AMCOL International Corp	477

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,079		American Vanguard Corp	$112
52,265		Aptargroup, Inc	2,387
17,411		Arch Chemicals, Inc	611
60,252		Ashland, Inc	2,938
21,090		Balchem Corp	651
69,573		Ball Corp	4,095
81,337		Bemis Co	2,582
49,983	*	Boise, Inc	324
14,781	*	Brush Engineered Materials, Inc	420
26,323		Buckeye Technologies, Inc	387
50,868		Cabot Corp	1,657
45,612	*	Calgon Carbon Corp	661
59,798	*	Capital Gold Corp	289
34,840		Carpenter Technology Corp	1,174
11,808	*	Castle (A.M.) & Co	156
120,746		Celanese Corp (Series A)	3,876
42,600	*	Century Aluminum Co	561
53,560		CF Industries Holdings, Inc	5,115
8,801	*	Clearwater Paper Corp	670
103,149		Cleveland-Cliffs, Inc	6,593
69,583	*	Coeur d’Alene Mines Corp	1,386
86,134		Commercial Metals Co	1,248
25,270		Compass Minerals International, Inc	1,936
121,785	*	Crown Holdings, Inc	3,490
38,318		Cytec Industries, Inc	2,160
9,014		Deltic Timber Corp	404
32,513		Domtar Corporation	2,100
884,472		Dow Chemical Co	24,288
691,653		Du Pont (E.I.) de Nemours & Co	30,863
33,735		Eagle Materials, Inc	800
55,878		Eastman Chemical Co	4,135
178,172		Ecolab, Inc	9,040
66,070	*	Ferro Corp	852
54,712		FMC Corp	3,743
359,361		Freeport-McMoRan Copper & Gold, Inc (Class B)	30,687
48,402	*	General Moly, Inc	177
25,535	*	Georgia Gulf Corp	417
35,119		Glatfelter	427
47,286	*	Globe Specialty Metals, Inc	664
196,126	*	Golden Star Resources Ltd	969
13,000	*	Graham Packaging Co, Inc	154
86,187	*	Graphic Packaging Holding Co	288
26,849		Greif, Inc (Class A)	1,580
36,079		H.B. Fuller Co	717
6,809		Hawkins, Inc	241
9,402		Haynes International, Inc	328
54,162	*	Headwaters, Inc	195
180,218	*	Hecla Mining Co	1,139
33,599	*	Horsehead Holding Corp	332
141,592		Huntsman Corp	1,637
16,427		Innophos Holdings, Inc	544
61,427		International Flavors & Fragrances, Inc	2,980

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

333,283		International Paper Co	$7,249
33,342	*	Intrepid Potash, Inc	869
65,101	*	Jaguar Mining, Inc	423
11,905		Kaiser Aluminum Corp	509
25,561	*	Kapstone Paper and Packaging Corp	310
4,800		KMG Chemicals, Inc	68
16,539		Koppers Holdings, Inc	444
8,500	*	KRATON Polymers LLC	231
14,893	*	Landec Corp	92
91,007	*	Louisiana-Pacific Corp	689
16,187	*	LSB Industries, Inc	301
52,604		Lubrizol Corp	5,574
35,019		Martin Marietta Materials, Inc	2,695
131,629		MeadWestvaco Corp	3,209
8,652	*	Metals USA Holdings Corp	112
14,800		Minerals Technologies, Inc	872
19,600	*	Molycorp, Inc	554
416,069		Monsanto Co	19,942
120,499		Mosaic Co	7,081
23,791		Myers Industries, Inc	204
100,113		Nalco Holding Co	2,524
11,726		Neenah Paper, Inc	178
7,956		NewMarket Corp	904
363,189		Newmont Mining Corp	22,813
4,943		NL Industries, Inc	45
8,552	*	Noranda Aluminium Holding Corp	70
240,914		Nucor Corp	9,204
63,038		Olin Corp	1,271
9,331		Olympic Steel, Inc	215
23,303	*	OM Group, Inc	702
32,453	*	Omnova Solutions, Inc	233
127,123	*	Owens-Illinois, Inc	3,567
79,420		Packaging Corp of America	1,840
102,451	*	Pactiv Corp	3,379
67,684	*	PolyOne Corp	818
126,907		PPG Industries, Inc	9,239
233,284		Praxair, Inc	21,056
7,327		Quaker Chemical Corp	239
55,860		Reliance Steel & Aluminum Co	2,320
28,937		Rock-Tenn Co (Class A)	1,441
40,015	*	Rockwood Holdings, Inc	1,259
39,244		Royal Gold, Inc	1,956
98,223		RPM International, Inc	1,957
23,200	*	RTI International Metals, Inc	710
16,575		Schnitzer Steel Industries, Inc (Class A)	800
14,072		Schweitzer-Mauduit International, Inc	821
34,625		Scotts Miracle-Gro Co (Class A)	1,791
123,206		Sealed Air Corp	2,770
30,735	*	Senomyx, Inc	122
38,347		Sensient Technologies Corp	1,169
69,942		Sherwin-Williams Co	5,255
92,044		Sigma-Aldrich Corp	5,558

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,280		Silgan Holdings, Inc	$1,277
93,627	*	Solutia, Inc	1,500
77,510		Sonoco Products Co	2,592
130,495		Southern Copper Corp (NY)	4,583
25,932	*	Spartech Corp	213
165,292		Steel Dynamics, Inc	2,332
5,500		Stepan Co	325
34,216	*	Stillwater Mining Co	576
21,697	*	STR Holdings, Inc	467
83,185		Temple-Inland, Inc	1,552
14,719		Texas Industries, Inc	464
6,142	*	Texas Petrochemicals, Inc	146
107,058	*	Thompson Creek Metals Co, Inc	1,154
65,998	*	Titanium Metals Corp	1,317
1,357	*	United States Lime & Minerals, Inc	52
108,604		United States Steel Corp	4,761
4,623	*	Universal Stainless & Alloy	114
21,458	*	US Energy Corp Wyoming	97
68,813	*	US Gold Corp	342
76,637		Valspar Corp	2,441
98,368		Vulcan Materials Co	3,632
40,449		Walter Energy, Inc	3,288
37,679	*	Wausau Paper Corp	312
15,532		Westlake Chemical Corp	465
46,555		Worthington Industries, Inc	700
54,089	*	WR Grace & Co	1,511
15,316		Zep, Inc	267
19,213	*	Zoltek Cos, Inc	187

		TOTAL MATERIALS	397,213

MEDIA - 3.0%
13,486	*	AH Belo Corp (Class A)	95
20,466		Arbitron, Inc	572
10,098	*	Ascent Media Corp (Series A)	270
10,405	*	Ballantyne Strong, Inc	90
72,008	*	Belo (A.H.) Corp (Class A)	446
179,035		Cablevision Systems Corp (Class A)	4,689
8,632	*	Carmike Cinemas, Inc	75
521,879		CBS Corp (Class B)	8,277
27,491	*	Central European Media Enterprises Ltd (Class A) Nasdaq	686
39,403		Cinemark Holdings, Inc	634
44,420	*	CKX, Inc	218
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	321
2,148,426		Comcast Corp (Class A)	38,844
13,062	*	Crown Media Holdings, Inc (Class A)	31
17,373	*	Cumulus Media, Inc (Class A)	49
38,457	*	Dex One Corp	472
677,072	*	DIRECTV	28,187
216,573	*	Discovery Communications, Inc (Class A)	9,432
150,884		DISH Network Corp (Class A)	2,891
55,399	*	DreamWorks Animation SKG, Inc (Class A)	1,768
18,269	*	Entercom Communications Corp (Class A)	144

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,482	*	Entravision Communications Corp (Class A)	$77
21,197	*	EW Scripps Co (Class A)	167
5,404	*	Fisher Communications, Inc	94
184,081		Gannett Co, Inc	2,251
8,856	*	Global Sources Ltd	67
37,922	*	Gray Television, Inc	76
33,505		Harte-Hanks, Inc	391
376,254	*	Interpublic Group of Cos, Inc	3,774
33,375		John Wiley & Sons, Inc (Class A)	1,364
42,642	*	Journal Communications, Inc (Class A)	192
23,300	*	Knology, Inc	313
43,505	*	Lamar Advertising Co (Class A)	1,384
35,471	*	Lee Enterprises, Inc	95
180,524	*	Liberty Global, Inc (Class A)	5,562
60,143	*	Liberty Media Corp - Capital (Series A)	3,131
38,682	*	Liberty Media Corp - Starz	2,510
29,608	*	Lin TV Corp (Class A)	131
52,820	*	Lions Gate Entertainment Corp	388
108,249	*	Live Nation, Inc	1,070
14,920	*	Lodgenet Entertainment Corp	42
45,616	*	Madison Square Garden, Inc	962
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	139
25,376	*	McClatchy Co (Class A)	100
240,494		McGraw-Hill Cos, Inc	7,951
16,772	*	Media General, Inc (Class A)	150
36,987	*	Mediacom Communications Corp (Class A)	244
26,535		Meredith Corp	884
16,901	*	Morningstar, Inc	753
30,800		National CineMedia, Inc	551
104,815	*	New York Times Co (Class A)	811
1,743,736		News Corp (Class A)	22,773
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	41
234,585		Omnicom Group, Inc	9,261
11,051	*	Outdoor Channel Holdings, Inc	61
12,663	*	Playboy Enterprises, Inc (Class B)	65
31,380		Primedia, Inc	119
24,625	*	Radio One, Inc	22
3,854	*	ReachLocal, Inc	53
60,087		Regal Entertainment Group (Class A)	788
7,217	*	Rentrak Corp	182
22,736		Scholastic Corp	633
69,106		Scripps Networks Interactive (Class A)	3,288
34,573	*	Sinclair Broadcast Group, Inc (Class A)	243
2,914,689	*	Sirius XM Radio, Inc	3,498
10,001	*	SuperMedia, Inc	106
286,206		Thomson Corp	10,741
269,897		Time Warner Cable, Inc	14,572
870,042		Time Warner, Inc	26,667
38,340	*	Valassis Communications, Inc	1,299
463,074		Viacom, Inc (Class B)	16,759
256,036		Virgin Media, Inc	5,894
1,495,715		Walt Disney Co	49,522

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,735	*	Warner Music Group Corp	$179
4,650		Washington Post Co (Class B)	1,857
3,997	*	Westwood One, Inc	34
18,692		World Wrestling Entertainment, Inc (Class A)	260

		TOTAL MEDIA	302,732

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
1,178,349		Abbott Laboratories	61,558
5,487	*	Abraxis Bioscience, Inc	424
38,595	*	Accelrys, Inc	269
29,951	*	Acorda Therapeutics, Inc	989
6,188	*	Acura Pharmaceuticals, Inc	15
14,564	*	Affymax, Inc	87
56,476	*	Affymetrix, Inc	258
31,521	*	Akorn, Inc	127
17,349	*	Albany Molecular Research, Inc	111
69,087	*	Alexion Pharmaceuticals, Inc	4,446
29,730	*	Alexza Pharmaceuticals, Inc	94
70,988	*	Alkermes, Inc	1,040
231,686		Allergan, Inc	15,414
63,430	*	Allos Therapeutics, Inc	299
27,380	*	Alnylam Pharmaceuticals, Inc	336
16,995	*	AMAG Pharmaceuticals, Inc	292
731,615	*	Amgen, Inc	40,319
110,387	*	Amylin Pharmaceuticals, Inc	2,302
12,961	*	Ardea Biosciences, Inc	298
86,496	*	Arena Pharmaceuticals, Inc	136
95,008	*	Ariad Pharmaceuticals, Inc	363
31,352	*	Arqule, Inc	161
33,623	*	Array Biopharma, Inc	109
33,391	*	Auxilium Pharmaceuticals, Inc	827
68,911	*	AVANIR Pharmaceuticals, Inc	220
6,772	*	AVEO Pharmaceuticals, Inc	75
59,505	*	AVI BioPharma, Inc	109
22,254	*	BioCryst Pharmaceuticals, Inc	110
7,894	*	Biodel, Inc	42
184,716	*	Biogen Idec, Inc	10,366
76,417	*	BioMarin Pharmaceuticals, Inc	1,708
8,360	*	BioMimetic Therapeutics, Inc	95
14,217	*	Bio-Rad Laboratories, Inc (Class A)	1,287
50,971	*	Biosante Pharmaceuticals, Inc	86
2,885	*	Biospecifics Technologies Corp	78
16,168	*	Biotime, Inc	77
19,314	*	BMP Sunstone Corp	147
1,313,307		Bristol-Myers Squibb Co	35,605
55,811	*	Bruker BioSciences Corp	783
17,732	*	Cadence Pharmaceuticals, Inc	148
34,601	*	Caliper Life Sciences, Inc	138
20,927	*	Cambrex Corp	89
5,883	*	Caraco Pharmaceutical Laboratories Ltd	32
62,836	*	Celera Corp	424
353,042	*	Celgene Corp	20,339

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,391	*	Celldex Therapeutics, Inc	$98
56,502	*	Cephalon, Inc	3,528
45,716	*	Cepheid, Inc	855
50,891	*	Charles River Laboratories International, Inc	1,687
14,400	*	Chelsea Therapeutics International, Inc	74
17,449	*	China Aoxing Pharmaceutical Co, Inc	53
7,443	*	Clinical Data, Inc	126
4,625	*	Codexis, Inc	44
51,595	*	Combinatorx, Inc	67
7,338	*	Compound partnering business	83
19,348	*	Corcept Therapeutics, Inc	75
5,072	*	Cornerstone Therapeutics, Inc	36
50,029	*	Covance, Inc	2,341
45,663	*	Cubist Pharmaceuticals, Inc	1,068
9,817	*	Cumberland Pharmaceuticals, Inc	57
47,886	*	Curis, Inc	66
35,559	*	Cypress Bioscience, Inc	137
33,643	*	Cytokinetics, Inc	89
30,280	*	Cytori Therapeutics, Inc	148
80,922	*	Cytrx	61
109,911	*	Dendreon Corp	4,526
56,725	*	Depomed, Inc	254
12,962	*	Dionex Corp	1,120
50,131	*	Durect Corp	127
69,074	*	Dyax Corp	164
55,178	*	Dynavax Technologies Corp	101
772,087		Eli Lilly & Co	28,204
12,093	*	Emergent Biosolutions, Inc	209
89,664	*	Endo Pharmaceuticals Holdings, Inc	2,980
18,855	*	Enzo Biochem, Inc	72
43,349	*	Enzon Pharmaceuticals, Inc	488
35,238	*	eResearch Technology, Inc	264
13,986	*	Eurand NV	138
27,087	*	Exact Sciences Corp	196
87,374	*	Exelixis, Inc	343
217,582	*	Forest Laboratories, Inc	6,730
11,423	*	Genomic Health, Inc	153
202,644	*	Genzyme Corp	14,345
88,925	*	Geron Corp	492
645,922	*	Gilead Sciences, Inc	23,001
59,871	*	Halozyme Therapeutics, Inc	462
6,140	*	Hi-Tech Pharmacal Co, Inc	124
144,582	*	Human Genome Sciences, Inc	4,307
27,652	*	Idenix Pharmaceuticals, Inc	86
93,920	*	Illumina, Inc	4,621
54,113	*	Immunogen, Inc	339
54,649	*	Immunomedics, Inc	176
46,831	*	Impax Laboratories, Inc	927
67,377	*	Incyte Corp	1,077
14,237	*	Infinity Pharmaceuticals, Inc	78
36,185	*	Inhibitex, Inc	65
60,884	*	Inovio Biomedical Corp	76

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,438	*	Inspire Pharmaceuticals, Inc	$282
30,010	*	InterMune, Inc	409
14,813	*	Ironwood Pharmaceuticals, Inc	151
74,058	*	Isis Pharmaceuticals, Inc	622
12,001	*	Jazz Pharmaceuticals, Inc	129
2,105,654		Johnson & Johnson	130,467
10,294	*	Kendle International, Inc	96
39,709	*	Keryx Biopharmaceuticals, Inc	191
190,295	*	King Pharmaceuticals, Inc	1,895
7,363	*	Lannett Co, Inc	34
154,334	*	Lexicon Pharmaceuticals, Inc	247
138,630	*	Life Technologies Corp	6,472
87,765	*	Ligand Pharmaceuticals, Inc (Class B)	139
31,134	*	Luminex Corp	498
40,693	*	MannKind Corp	275
10,443	*	MAP Pharmaceuticals, Inc	160
25,699	*	Martek Biosciences Corp	582
16,427	*	Maxygen, Inc	95
40,166	*	Medicines Co	570
45,638		Medicis Pharmaceutical Corp (Class A)	1,353
28,163	*	Medivation, Inc	366
2,380,454		Merck & Co, Inc	87,626
17,882	*	Metabolix, Inc	225
25,184	*	Mettler-Toledo International, Inc	3,134
60,776	*	Micromet, Inc	408
34,069	*	Momenta Pharmaceuticals, Inc	513
235,323	*	Mylan Laboratories, Inc	4,426
72,298	*	Myriad Genetics, Inc	1,186
40,164	*	Nabi Biopharmaceuticals	193
8,950	*	Nanosphere, Inc	45
76,148	*	Nektar Therapeutics	1,125
19,348	*	Neostem, Inc	39
33,107	*	Neuralstem, Inc	83
37,513	*	Neurocrine Biosciences, Inc	227
7,464	*	NeurogesX, Inc	52
69,550	*	Novavax, Inc	152
45,495	*	NPS Pharmaceuticals, Inc	311
15,169	*	Nymox Pharmaceutical Corp	54
12,855	*	Obagi Medical Products, Inc	135
13,807	*	Omeros Corp	101
48,332	*	Onyx Pharmaceuticals, Inc	1,275
69,903	*	Opko Health, Inc	157
22,266	*	Optimer Pharmaceuticals, Inc	204
23,670	*	Orexigen Therapeutics, Inc	140
12,630	*	Osiris Therapeutics, Inc	92
24,948	*	Pain Therapeutics, Inc	154
26,028	*	Par Pharmaceutical Cos, Inc	757
46,868	*	Parexel International Corp	1,084
84,067		PDL BioPharma, Inc	442
39,629	*	Peregrine Pharmaceuticals, Inc	57
89,639		PerkinElmer, Inc	2,074
61,547		Perrigo Co	3,953

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,157,268		Pfizer, Inc	$105,721
81,377		Pharmaceutical Product Development, Inc	2,017
28,599	*	Pharmacyclics, Inc	231
22,523	*	Pharmasset, Inc	664
15,548	*	Pozen, Inc	110
15,641	*	Progenics Pharmaceuticals, Inc	79
26,244	*	Pure Bioscience	61
45,923	*	Questcor Pharmaceuticals, Inc	456
50,216	*	Regeneron Pharmaceuticals, Inc	1,376
38,564	*	Rigel Pharmaceuticals, Inc	324
43,161	*	Salix Pharmaceuticals Ltd	1,714
32,625	*	Sangamo Biosciences, Inc	112
40,020	*	Santarus, Inc	120
50,281	*	Savient Pharmaceuticals, Inc	1,150
28,586	*	Sciclone Pharmaceuticals, Inc	75
64,120	*	Seattle Genetics, Inc	996
47,243	*	Sequenom, Inc	331
19,701	*	SIGA Technologies, Inc	167
22,720	*	Somaxon Pharmaceuticals, Inc	88
47,540	*	Spectrum Pharmaceuticals, Inc	198
77,753	*	StemCells, Inc	65
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	24
44,629	*	SuperGen, Inc	93
11,524	*	Synta Pharmaceuticals Corp	46
38,600	*	Talecris Biotherapeutics Holdings Corp	883
18,344	*	Targacept, Inc	410
28,421		Techne Corp	1,754
50,548	*	Theravance, Inc	1,016
312,461	*	Thermo Electron Corp	14,960
38,302	*	United Therapeutics Corp	2,145
26,661	*	Vanda Pharmaceuticals, Inc	178
154,037	*	Vertex Pharmaceuticals, Inc	5,325
44,579	*	Vical, Inc	99
60,661	*	Viropharma, Inc	904
62,291	*	Vivus, Inc	417
69,342		Warner Chilcott plc	1,556
70,448	*	Waters Corp	4,986
85,803	*	Watson Pharmaceuticals, Inc	3,630
22,676	*	Xenoport, Inc	161
38,472	*	ZIOPHARM Oncology, Inc	144
39,965	*	Zymogenetics, Inc	390

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	719,803

REAL ESTATE - 2.7%
30,272		Acadia Realty Trust	575
5,860		Agree Realty Corp	148
1,423		Alexander’s, Inc	449
41,774		Alexandria Real Estate Equities, Inc	2,924
129,655		AMB Property Corp	3,432
49,786		American Campus Communities, Inc	1,515
23,512		American Capital Agency Corp	625
470,783		Annaly Mortgage Management, Inc	8,286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

87,436		Anworth Mortgage Asset Corp	$623
90,448		Apartment Investment & Management Co (Class A)	1,934
7,800		Apollo Commercial Real Estate Finance, Inc	125
34,038	*	Ashford Hospitality Trust, Inc	308
24,383		Associated Estates Realty Corp	341
63,799		AvalonBay Communities, Inc	6,631
7,072	*	Avatar Holdings, Inc	135
90,086		BioMed Realty Trust, Inc	1,614
106,071		Boston Properties, Inc	8,817
101,192		Brandywine Realty Trust	1,240
49,261		BRE Properties, Inc (Class A)	2,044
50,873		Camden Property Trust	2,440
54,804		Capital Lease Funding, Inc	306
53,838		Capstead Mortgage Corp	585
216,135	*	CB Richard Ellis Group, Inc (Class A)	3,950
106,965		CBL & Associates Properties, Inc	1,397
41,738		Cedar Shopping Centers, Inc	254
6,764	*	Chatham Lodging Trust	126
5,500		Chesapeake Lodging Trust	90
675,320		Chimera Investment Corp	2,668
39,627		Cogdell Spencer, Inc	250
53,928		Colonial Properties Trust	873
11,100		Colony Financial, Inc	205
4,977		Consolidated-Tomoka Land Co	142
44,977		Corporate Office Properties Trust	1,678
66,741		Cousins Properties, Inc	477
10,600		CreXus Investment Corp	128
16,956		Cypress Sharpridge Investments, Inc	226
158,800		DCT Industrial Trust, Inc	761
153,986		Developers Diversified Realty Corp	1,728
116,611		DiamondRock Hospitality Co	1,107
66,471		Digital Realty Trust, Inc	4,101
94,119		Douglas Emmett, Inc	1,648
192,154		Duke Realty Corp	2,227
31,857		DuPont Fabros Technology, Inc	801
9,022		Dynex Capital, Inc	97
20,779		EastGroup Properties, Inc	777
43,827		Education Realty Trust, Inc	313
35,904		Entertainment Properties Trust	1,550
19,332		Equity Lifestyle Properties, Inc	1,053
26,061		Equity One, Inc	440
216,420		Equity Residential	10,295
23,054		Essex Property Trust, Inc	2,523
11,724		Excel Trust, Inc	132
64,214		Extra Space Storage, Inc	1,030
46,343		Federal Realty Investment Trust	3,784
74,227	*	FelCor Lodging Trust, Inc	341
51,100	*	First Industrial Realty Trust, Inc	259
32,992		First Potomac Realty Trust	495
97,002	*	Forest City Enterprises, Inc (Class A)	1,245
29,389	*	Forestar Real Estate Group, Inc	501
56,329		Franklin Street Properties Corp	700

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

190,410	b	General Growth Properties, Inc	$2,970
14,898		Getty Realty Corp	400
6,667		Gladstone Commercial Corp	114
57,426		Glimcher Realty Trust	353
14,181		Government Properties Income Trust	379
28,036		Hatteras Financial Corp	798
233,382		HCP, Inc	8,397
102,094		Health Care REIT, Inc	4,833
48,074		Healthcare Realty Trust, Inc	1,124
89,483		Hersha Hospitality Trust	464
54,288		Highwoods Properties, Inc	1,763
30,266		Home Properties, Inc	1,601
94,278		Hospitality Properties Trust	2,105
502,942		Host Marriott Corp	7,283
49,494		HRPT Properties Trust	1,267
7,900		Hudson Pacific Properties	129
53,550		Inland Real Estate Corp	445
20,600		Invesco Mortgage Capital, Inc	443
61,579		Investors Real Estate Trust	516
87,538	*	iStar Financial, Inc	268
32,173		Jones Lang LaSalle, Inc	2,776
16,390	*	Kennedy-Wilson Holdings, Inc	174
41,516		Kilroy Realty Corp	1,376
312,567		Kimco Realty Corp	4,923
35,097		Kite Realty Group Trust	156
52,068		LaSalle Hotel Properties	1,218
76,013		Lexington Corporate Properties Trust	544
85,677		Liberty Property Trust	2,733
18,155		LTC Properties, Inc	463
100,140		Macerich Co	4,301
59,666		Mack-Cali Realty Corp	1,952
37,179	*	Maguire Properties, Inc	93
86,187		Medical Properties Trust, Inc	874
204,955		MFA Mortgage Investments, Inc	1,564
23,305		Mid-America Apartment Communities, Inc	1,358
14,218		Mission West Properties, Inc	96
20,723		Monmouth Real Estate Investment Corp (Class A)	162
18,385		National Health Investors, Inc	810
63,454		National Retail Properties, Inc	1,593
92,291		Nationwide Health Properties, Inc	3,569
30,518	*	Newcastle Investment Corp	95
63,283		NorthStar Realty Finance Corp	237
32,022		NRDC Acquisition Corp	306
70,665		Omega Healthcare Investors, Inc	1,586
6,398		One Liberty Properties, Inc	102
16,523		Parkway Properties, Inc	245
26,100	*	Pebblebrook Hotel Trust	470
39,626		Pennsylvania Real Estate Investment Trust	470
11,300		Pennymac Mortgage Investment Trust	202
40,500		Piedmont Office Realty Trust, Inc	766
123,433		Plum Creek Timber Co, Inc	4,357
36,066		Post Properties, Inc	1,007

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,874		Potlatch Corp	$1,050
367,787		Prologis	4,333
13,782		PS Business Parks, Inc	780
106,768		Public Storage, Inc	10,361
30,770	*	RAIT Investment Trust	51
29,459		Ramco-Gershenson Properties	316
59,687		Rayonier, Inc	2,992
80,437		Realty Income Corp	2,712
59,452		Redwood Trust, Inc	860
61,243		Regency Centers Corp	2,417
32,667		Resource Capital Corp	207
4,382		Saul Centers, Inc	184
98,382		Senior Housing Properties Trust	2,312
223,537		Simon Property Group, Inc	20,730
60,155		SL Green Realty Corp	3,810
21,282		Sovran Self Storage, Inc	807
69,749	*	St. Joe Co	1,735
36,500		Starwood Property Trust, Inc	725
118,688	*	Strategic Hotels & Resorts, Inc	503
14,717		Sun Communities, Inc	452
79,458	*	Sunstone Hotel Investors, Inc	721
31,091		Tanger Factory Outlet Centers, Inc	1,466
42,522		Taubman Centers, Inc	1,897
11,747	*	Tejon Ranch Co	255
6,500	*	Terreno Realty Corp	118
26,189		Thomas Properties Group, Inc	93
19,797		Two Harbors Investment Corp	179
138,969		UDR, Inc	2,935
6,794		UMH Properties, Inc	73
10,285		Universal Health Realty Income Trust	354
19,529		Urstadt Biddle Properties, Inc (Class A)	353
72,463		U-Store-It Trust	605
120,079		Ventas, Inc	6,192
123,063		Vornado Realty Trust	10,526
17,446		Walter Investment Management Corp	305
45,489		Washington Real Estate Investment Trust	1,443
88,505		Weingarten Realty Investors	1,931
398,659		Weyerhaeuser Co	6,283
11,543		Winthrop Realty Trust	143

		TOTAL REAL ESTATE	264,908

RETAILING - 3.8%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	28
34,292	*	99 Cents Only Stores	647
56,057		Aaron Rents, Inc	1,034
68,065		Abercrombie & Fitch Co (Class A)	2,676
66,226		Advance Auto Parts	3,886
72,957	*	Aeropostale, Inc	1,696
267,127	*	Amazon.com, Inc	41,955
157,722		American Eagle Outfitters, Inc	2,360
6,968	*	America’s Car-Mart, Inc	175
42,913	*	AnnTaylor Stores Corp	869

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,614	*	Asbury Automotive Group, Inc	$276
10,900	*	Audiovox Corp (Class A)	75
50,389	*	Autonation, Inc	1,172
20,983	*	Autozone, Inc	4,803
28,636		Barnes & Noble, Inc	464
23,033		Bebe Stores, Inc	166
200,871	*	Bed Bath & Beyond, Inc	8,720
263,552		Best Buy Co, Inc	10,761
15,894		Big 5 Sporting Goods Corp	213
62,483	*	Big Lots, Inc	2,078
8,566	*	Blue Nile, Inc	381
9,116	*	Bon-Ton Stores, Inc/the	93
5,600		Books-A-Million, Inc	34
41,091	*	Borders Group, Inc	49
32,106		Brown Shoe Co, Inc	368
19,480		Buckle, Inc	517
10,668	*	Build-A-Bear Workshop, Inc	65
30,566	*	Cabela’s, Inc	580
173,107	*	Carmax, Inc	4,823
32,976	*	Casual Male Retail Group, Inc	135
21,208		Cato Corp (Class A)	568
84,814	*	Charming Shoppes, Inc	299
136,751		Chico’s FAS, Inc	1,439
20,820	*	Children’s Place Retail Stores, Inc	1,015
27,159		Christopher & Banks Corp	215
12,866	*	Citi Trends, Inc	311
46,768	*	Coldwater Creek, Inc	246
48,995	*	Collective Brands, Inc	791
8,648	*	Conn’s, Inc	40
8,334	*	Core-Mark Holding Co, Inc	258
3,762	*	Destination Maternity Corp	124
67,126	*	Dick’s Sporting Goods, Inc	1,882
35,338		Dillard’s, Inc (Class A)	835
52,512	*	Dollar General Corp	1,536
96,091	*	Dollar Tree, Inc	4,685
45,763	*	Dress Barn, Inc	1,087
61,220	*	Drugstore.Com	118
12,248	*	DSW, Inc (Class A)	352
158,241		Expedia, Inc	4,464
12,097	*	Express Parent LLC	184
102,098		Family Dollar Stores, Inc	4,509
39,004		Finish Line, Inc (Class A)	543
119,112		Foot Locker, Inc	1,731
29,664		Fred’s, Inc (Class A)	350
11,202		Gaiam, Inc (Class A)	75
117,815	*	GameStop Corp (Class A)	2,322
324,261		Gap, Inc	6,044
18,687	*	Genesco, Inc	558
120,655		Genuine Parts Co	5,379
17,217	*	Group 1 Automotive, Inc	514
47,951		Guess ?, Inc	1,948
22,405	*	Gymboree Corp	931

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,062		Haverty Furniture Cos, Inc	$175
9,008	*	hhgregg, Inc	223
20,590	*	Hibbett Sports, Inc	514
1,293,091		Home Depot, Inc	40,964
36,184		Hot Topic, Inc	217
30,139	*	HSN, Inc	901
41,094	*	J Crew Group, Inc	1,382
179,300		JC Penney Co, Inc	4,873
20,233	*	Jo-Ann Stores, Inc	901
19,864	*	JOS A Bank Clothiers, Inc	846
13,001	*	Kirkland’s, Inc	180
235,033	*	Kohl’s Corp	12,382
460,658	*	Liberty Media Holding Corp (Interactive A)	6,316
206,045		Limited Brands, Inc	5,518
20,412		Lithia Motors, Inc (Class A)	196
110,420	*	LKQ Corp	2,297
1,101,080		Lowe’s Cos, Inc	24,543
16,815	*	Lumber Liquidators, Inc	413
321,128		Macy’s, Inc	7,415
16,477	*	MarineMax, Inc	116
40,609		Men’s Wearhouse, Inc	966
10,010	*	Midas, Inc	76
15,054		Monro Muffler, Inc	694
30,779	*	NetFlix, Inc	4,991
15,006	*	New York & Co, Inc	39
127,077		Nordstrom, Inc	4,727
24,699		Nutri/System, Inc	475
212,310	*	Office Depot, Inc	977
64,982	*	OfficeMax, Inc	851
23,547	*	Orbitz Worldwide, Inc	148
106,456	*	O’Reilly Automotive, Inc	5,663
11,517	*	Overstock.com, Inc	181
60,325	*	Pacific Sunwear Of California, Inc	315
30,900	*	Penske Auto Group, Inc	408
37,199		PEP Boys - Manny Moe & Jack	394
17,550		PetMed Express, Inc	307
91,350		Petsmart, Inc	3,197
81,262	*	Pier 1 Imports, Inc	666
36,077	*	Priceline.com, Inc	12,567
95,926		RadioShack Corp	2,046
50,902		Rent-A-Center, Inc	1,139
17,729	*	Retail Ventures, Inc	191
94,342		Ross Stores, Inc	5,153
11,225	*	Rue21, Inc	290
102,354	*	Saks, Inc	880
76,850	*	Sally Beauty Holdings, Inc	861
35,032	*	Sears Holdings Corp	2,527
46,381	*	Select Comfort Corp	314
5,056	*	Shoe Carnival, Inc	102
19,739	*	Shutterfly, Inc	513
65,800	*	Signet Jewelers Ltd	2,088
27,187	*	Sonic Automotive, Inc (Class A)	267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,798		Stage Stores, Inc	$400
558,736		Staples, Inc	11,689
17,973	*	Stein Mart, Inc	159
9,938		Systemax, Inc	122
54,244	*	Talbots, Inc	711
562,444		Target Corp	30,058
97,585		Tiffany & Co	4,586
310,597		TJX Companies, Inc	13,862
56,006		Tractor Supply Co	2,221
21,617	*	Tuesday Morning Corp	103
24,222	*	Ulta Salon Cosmetics & Fragrance, Inc	707
93,986	*	Urban Outfitters, Inc	2,955
9,604	*	US Auto Parts Network, Inc	79
10,000	*	Vitacost.com, Inc	60
12,284	*	Vitamin Shoppe, Inc	337
11,292	*	West Marine, Inc	115
73,584	*	Wet Seal, Inc (Class A)	249
72,475		Williams-Sonoma, Inc	2,297
1,945		Winmark Corp	65
13,544	*	Zumiez, Inc	287

		TOTAL RETAILING	371,899

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
21,535	*	Actel Corp	343
25,828	*	Advanced Analogic Technologies, Inc	91
29,482	*	Advanced Energy Industries, Inc	385
460,514	*	Advanced Micro Devices, Inc	3,274
3,864	*	Alpha & Omega Semiconductor Lt	44
229,987		Altera Corp	6,936
86,945	*	Amkor Technology, Inc	571
47,982	*	Anadigics, Inc	292
226,902		Analog Devices, Inc	7,120
1,021,491		Applied Materials, Inc	11,931
51,846	*	Applied Micro Circuits Corp	518
52,890	*	Atheros Communications, Inc	1,394
360,260	*	Atmel Corp	2,868
24,963	*	ATMI, Inc	371
81,773	*	Avago Technologies Ltd	1,841
78,190	*	Axcelis Technologies, Inc	151
23,951	*	AXT, Inc	159
380,138		Broadcom Corp (Class A)	13,453
52,087	*	Brooks Automation, Inc	350
17,424	*	Cabot Microelectronics Corp	561
34,263	*	Cavium Networks, Inc	985
14,775	*	Ceva, Inc	211
50,384	*	Cirrus Logic, Inc	899
15,857		Cohu, Inc	200
61,297	*	Conexant Systems, Inc	101
81,881	*	Cree, Inc	4,445
21,225	*	Cymer, Inc	787
126,575	*	Cypress Semiconductor Corp	1,592
24,448	*	Diodes, Inc	418

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,955	*	DSP Group, Inc	$154
35,344	*	Energy Conversion Devices, Inc	177
105,554	*	Entegris, Inc	493
36,843	*	Entropic Communications, Inc	354
143,685	*	Evergreen Solar, Inc	105
25,111	*	Exar Corp	150
95,996	*	Fairchild Semiconductor International, Inc	902
29,895	*	FEI Co	585
42,065	*	First Solar, Inc	6,198
38,173	*	Formfactor, Inc	328
24,625	*	FSI International, Inc	66
13,134	*	GSI Technology, Inc	75
49,455	*	GT Solar International, Inc	414
19,674	*	Hittite Microwave Corp	937
124,419	*	Integrated Device Technology, Inc	728
19,660	*	Integrated Silicon Solution, Inc	169
4,247,351		Intel Corp	81,678
54,670	*	International Rectifier Corp	1,153
94,162		Intersil Corp (Class A)	1,101
16,725	*	IXYS Corp	160
128,412		Kla-Tencor Corp	4,524
50,517	*	Kopin Corp	179
53,200	*	Kulicke & Soffa Industries, Inc	329
95,532	*	Lam Research Corp	3,998
81,127	*	Lattice Semiconductor Corp	385
172,947		Linear Technology Corp	5,315
504,520	*	LSI Logic Corp	2,301
112,581	*	LTX-Credence Corp	235
412,616	*	Marvell Technology Group Ltd	7,225
39,119	*	Mattson Technology, Inc	108
233,408		Maxim Integrated Products, Inc	4,320
5,588	*	MaxLinear, Inc	63
172,909	*	MEMC Electronic Materials, Inc	2,061
40,439		Micrel, Inc	399
142,077		Microchip Technology, Inc	4,468
650,730	*	Micron Technology, Inc	4,692
62,654	*	Microsemi Corp	1,075
45,471	*	Microtune, Inc	132
24,281	*	Mindspeed Technologies, Inc	189
33,720	*	MIPS Technologies, Inc	328
38,788	*	MKS Instruments, Inc	697
21,910	*	Monolithic Power Systems, Inc	358
20,301	*	MoSys, Inc	99
13,765	*	Nanometrics, Inc	207
183,833		National Semiconductor Corp	2,348
47,835	*	Netlogic Microsystems, Inc	1,319
70,808	*	Novellus Systems, Inc	1,882
3,184	*	NVE Corp	137
436,646	*	Nvidia Corp	5,100
39,050	*	Omnivision Technologies, Inc	900
334,921	*	ON Semiconductor Corp	2,415
17,237	*	PDF Solutions, Inc	64

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,298	*	Pericom Semiconductor Corp	$168
39,345	*	Photronics, Inc	208
26,715	*	PLX Technology, Inc	97
173,538	*	PMC - Sierra, Inc	1,277
20,115		Power Integrations, Inc	639
80,610	*	Rambus, Inc	1,680
197,404	*	RF Micro Devices, Inc	1,212
11,027	*	Rubicon Technology, Inc	250
20,900	*	Rudolph Technologies, Inc	174
47,571	*	Semtech Corp	960
27,850	*	Sigma Designs, Inc	320
56,384	*	Silicon Image, Inc	270
33,588	*	Silicon Laboratories, Inc	1,231
136,529	*	Skyworks Solutions, Inc	2,823
9,980	*	Spansion, Inc	149
18,903	*	Standard Microsystems Corp	431
74,916	*	Sunpower Corp (Class A)	1,079
8,595	*	Supertex, Inc	190
135,531	*	Teradyne, Inc	1,510
36,930	*	Tessera Technologies, Inc	683
933,392		Texas Instruments, Inc	25,332
40,125	*	Trident Microsystems, Inc	69
121,131	*	Triquint Semiconductor, Inc	1,163
17,159	*	Ultra Clean Holdings	148
18,851	*	Ultratech, Inc	322
56,829	*	Varian Semiconductor Equipment Associates, Inc	1,636
31,233	*	Veeco Instruments, Inc	1,089
18,190	*	Volterra Semiconductor Corp	391
201,213		Xilinx, Inc	5,354
42,064	*	Zoran Corp	321

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	267,246

SOFTWARE & SERVICES - 8.8%
466,048		Accenture plc	19,801
27,282	*	ACI Worldwide, Inc	611
400,384		Activision Blizzard, Inc	4,332
40,528	*	Actuate Corp	209
52,067	*	Acxiom Corp	826
402,989	*	Adobe Systems, Inc	10,537
12,368	*	Advent Software, Inc	645
138,749	*	Akamai Technologies, Inc	6,962
41,169	*	Alliance Data Systems Corp	2,687
156,380	*	Amdocs Ltd	4,482
15,720	*	American Software, Inc (Class A)	93
14,356	*	Ancestry.com, Inc	327
68,574	*	Ansys, Inc	2,897
80,472	*	AOL, Inc	1,992
5,600	*	Archipelago Learning, Inc	67
19,064	*	ArcSight, Inc	830
68,046	*	Ariba, Inc	1,286
123,012	*	Art Technology Group, Inc	508
47,691	*	Aspen Technology, Inc	495

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

173,936	*	Autodesk, Inc	$5,561
383,271		Automatic Data Processing, Inc	16,109
35,258		Blackbaud, Inc	848
27,255	*	Blackboard, Inc	982
137,695	*	BMC Software, Inc	5,574
19,249	*	Bottomline Technologies, Inc	296
105,070		Broadridge Financial Solutions, Inc	2,403
295,845		CA, Inc	6,248
23,036	*	CACI International, Inc (Class A)	1,043
201,713	*	Cadence Design Systems, Inc	1,539
6,400		Cass Information Systems, Inc	220
25,953	*,b	CDC Corp	110
52,926	*	Ciber, Inc	159
141,433	*	Citrix Systems, Inc	9,651
228,750	*	Cognizant Technology Solutions Corp (Class A)	14,748
33,451	*	Commvault Systems, Inc	871
117,163		Computer Sciences Corp	5,389
11,045	*	Computer Task Group, Inc	84
176,651	*	Compuware Corp	1,507
16,785	*	comScore, Inc	395
31,023	*	Concur Technologies, Inc	1,534
21,930	*	Constant Contact, Inc	470
76,174	*	Convergys Corp	796
28,626	*	CSG Systems International, Inc	522
30,663	*	DealerTrack Holdings, Inc	524
13,498	*	Deltek, Inc	108
14,464	*	DemandTec, Inc	136
19,233		Diamond Management & Technology Consultants, Inc	240
11,372	*	Dice Holdings, Inc	96
29,296	*	Digital River, Inc	997
24,156	*	DivX, Inc	230
5,437	*	DMRC Corp	128
27,367		DST Systems, Inc	1,227
82,942		Earthlink, Inc	754
878,032	*	eBay, Inc	21,424
19,973	*	Ebix, Inc	468
7,871	*	Echo Global Logistics, Inc	101
248,941	*	Electronic Arts, Inc	4,090
42,487	*	Epicor Software Corp	370
25,591		EPIQ Systems, Inc	314
2,603	*	ePlus, Inc	56
34,607	*	Equinix, Inc	3,542
36,402	*	Euronet Worldwide, Inc	655
13,663	*	ExlService Holdings, Inc	266
35,065		Factset Research Systems, Inc	2,845
36,812		Fair Isaac Corp	908
22,225	*	FalconStor Software, Inc	68
200,974		Fidelity National Information Services, Inc	5,452
77,697		First American Corp	1,489
115,963	*	Fiserv, Inc	6,241
11,266	*	Forrester Research, Inc	373
30,708	*	Fortinet, Inc	768

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,282	*	Gartner, Inc	$1,657
50,971	*	Genpact Ltd	904
38,913	*	Global Cash Access, Inc	159
60,916		Global Payments, Inc	2,613
186,139	*	Google, Inc (Class A)	97,869
47,777	*	GSI Commerce, Inc	1,180
9,927	*	Guidance Software, Inc	58
30,102	*	Hackett Group, Inc	124
28,656		Heartland Payment Systems, Inc	436
69,461	*	Hewitt Associates, Inc (Class A)	3,503
70,257	*	IAC/InterActiveCorp	1,846
17,914		iGate Corp	325
70,763	*	Informatica Corp	2,718
23,086	*	Infospace, Inc	200
11,404	*	Integral Systems, Inc	84
9,285	*	Interactive Intelligence, Inc	163
34,783	*	Internap Network Services Corp	171
977,615		International Business Machines Corp	131,136
21,159	*	Internet Brands, Inc (Class A)	281
32,107	*	Internet Capital Group, Inc	354
214,304	*	Intuit, Inc	9,389
34,679	*	j2 Global Communications, Inc	825
64,463		Jack Henry & Associates, Inc	1,644
32,026	*	JDA Software Group, Inc	812
17,839	*	Kenexa Corp	313
10,875		Keynote Systems, Inc	126
15,369	*	KIT Digital, Inc	184
19,259	*	Knot, Inc	176
107,171	*	Lawson Software, Inc	908
71,376		Lender Processing Services, Inc	2,372
21,868	*	Limelight Networks, Inc	129
44,720	*	Lionbridge Technologies	192
10,323	*	Liquidity Services, Inc	165
31,275	*	Liveperson, Inc	263
12,916	*	Local.com Corp	57
11,477	*	LogMeIn, Inc	413
19,220	*	LoopNet, Inc	228
40,409	*	Magma Design Automation, Inc	150
19,563	*	Manhattan Associates, Inc	574
15,918	*	Mantech International Corp (Class A)	630
16,386		Marchex, Inc (Class B)	89
74,150		Mastercard, Inc (Class A)	16,610
12,761		MAXIMUS, Inc	786
117,643	*	McAfee, Inc	5,560
83,677	*	Mentor Graphics Corp	884
62,689	*	Micros Systems, Inc	2,654
5,847,126		Microsoft Corp	143,195
6,831	*	MicroStrategy, Inc (Class A)	592
33,165	*	ModusLink Global Solutions, Inc	211
62,930	*	MoneyGram International, Inc	154
17,209	*	Monotype Imaging Holdings, Inc	157
95,930	*	Monster Worldwide, Inc	1,243

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

117,341	*	Move, Inc	$262
7,188	*	NCI, Inc (Class A)	136
21,523	*	Netscout Systems, Inc	441
12,764	*	NetSuite, Inc	301
55,861	*	NeuStar, Inc (Class A)	1,389
38,877		NIC, Inc	322
263,166	*	Novell, Inc	1,571
172,341	*	Nuance Communications, Inc	2,695
14,464	*	Online Resources Corp	64
12,172	*	OpenTable, Inc	829
63,876	*	Openwave Systems, Inc	109
9,552		Opnet Technologies, Inc	173
2,909,296		Oracle Corp	78,114
90,859	*	Parametric Technology Corp	1,775
246,991		Paychex, Inc	6,790
12,459		Pegasystems, Inc	387
20,679	*	Perficient, Inc	189
31,258	*	Progress Software Corp	1,035
14,689	*	PROS Holdings, Inc	136
8,302		QAD, Inc	35
10,200	*	QLIK Technologies, Inc	225
47,293	*	Quest Software, Inc	1,163
7,500	*	QuinStreet, Inc	113
74,873	*	Rackspace Hosting, Inc	1,945
21,037	*	Radiant Systems, Inc	360
11,000	*	RealD, Inc	203
72,153	*	RealNetworks, Inc	235
10,100	*	RealPage, Inc	193
143,118	*	Red Hat, Inc	5,868
10,418		Renaissance Learning, Inc	106
20,163	*	RightNow Technologies, Inc	397
8,173	*	Rosetta Stone, Inc	174
78,700	*	Rovi Corp	3,967
41,988	*	S1 Corp	219
18,173	*	Saba Software, Inc	99
233,841	*	SAIC, Inc	3,737
87,339	*	Salesforce.com, Inc	9,764
79,532		Sapient Corp	952
26,729	*	SAVVIS, Inc	563
20,806	*	Smith Micro Software, Inc	207
26,713	*	SolarWinds, Inc	461
53,861		Solera Holdings, Inc	2,379
19,655	*	Sonic Solutions, Inc	224
20,938	*	Sourcefire, Inc	604
31,079	*	SRA International, Inc (Class A)	613
8,406	*	SRS Labs, Inc	79
9,888	*	SS&C Technologies Holdings, Inc	156
12,380	*	Stamps.com, Inc	161
48,719	*	SuccessFactors, Inc	1,223
32,388	*	SupportSoft, Inc	148
610,306	*	Symantec Corp	9,258
17,694	*	Synchronoss Technologies, Inc	315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

112,101	*	Synopsys, Inc	$2,777
9,061		Syntel, Inc	403
8,400	*	TA Indigo Holding Corp	142
54,620	*	Take-Two Interactive Software, Inc	554
30,543	*	Taleo Corp (Class A)	885
5,765	*	TechTarget, Inc	30
29,873	*	TeleCommunication Systems, Inc (Class A)	117
6,471	*	TeleNav, Inc	34
26,717	*	TeleTech Holdings, Inc	396
126,052	*	Teradata Corp	4,861
40,863	*	Terremark Worldwide, Inc	423
48,928	*	THQ, Inc	197
128,754	*	TIBCO Software, Inc	2,284
13,125	*	Tier Technologies, Inc	73
92,801	*	TiVo, Inc	841
19,243	*	TNS, Inc	326
127,282		Total System Services, Inc	1,940
4,369	*	Travelzoo, Inc	113
27,050	*	Tyler Technologies, Inc	545
18,282	*	Ultimate Software Group, Inc	706
12,799	*	Unica Corp	269
32,818	*	Unisys Corp	916
61,183		United Online, Inc	350
63,761	*	Valueclick, Inc	834
19,828	*	Vasco Data Security International	129
64,752	*	VeriFone Holdings, Inc	2,012
138,500	*	VeriSign, Inc	4,396
24,719		VirnetX Holding Corp	363
5,940	*	Virtusa Corp	58
356,455		Visa, Inc (Class A)	26,469
33,510	*	VistaPrint Ltd	1,295
56,475	*	VMware, Inc (Class A)	4,797
11,624	*	Vocus, Inc	215
60,808	*	Wave Systems Corp	136
45,304	*	WebMD Health Corp (Class A)	2,259
33,540	*	Websense, Inc	595
514,222		Western Union Co	9,086
31,100	*	Wright Express Corp	1,111
1,059,859	*	Yahoo!, Inc	15,018
47,197	*	Zix Corp	134

		TOTAL SOFTWARE & SERVICES	858,935

TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
33,935	*	Acme Packet, Inc	1,287
76,254	*	ADC Telecommunications, Inc	966
45,706		Adtran, Inc	1,613
265,746	*	Agilent Technologies, Inc	8,868
18,766	*	Agilysys, Inc	122
131,851		Amphenol Corp (Class A)	6,458
14,600	*	Anaren, Inc	245
21,570	*	Anixter International, Inc	1,165
693,775	*	Apple, Inc	196,859

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

94,272	*	Arris Group, Inc	$921
92,479	*	Arrow Electronics, Inc	2,472
55,893	*	Aruba Networks, Inc	1,193
24,879	*	Avid Technology, Inc	326
115,335	*	Avnet, Inc	3,115
34,410		AVX Corp	476
7,316		Bel Fuse, Inc (Class B)	152
49,204	*	Benchmark Electronics, Inc	807
24,403	*	BigBand Networks, Inc	69
13,787		Black Box Corp	442
32,159	*	Blue Coat Systems, Inc	774
38,012	*	Bookham, Inc	609
53,964	*	Brightpoint, Inc	377
346,401	*	Brocade Communications Systems, Inc	2,023
6,077	*	Calix Networks, Inc	87
30,668	*	Checkpoint Systems, Inc	624
70,799	*	Ciena Corp	1,102
4,359,731	*	Cisco Systems, Inc	95,479
36,167	*	Cogent, Inc	385
32,766		Cognex Corp	879
19,403	*	Coherent, Inc	776
72,244	*	CommScope, Inc	1,715
15,742	*	Compellent Technologies, Inc	286
22,382	*	Comtech Telecommunications Corp	612
15,782	*	Comverge, Inc	124
1,190,563		Corning, Inc	21,762
5,037	*	CPI International, Inc	71
22,453	*	Cray, Inc	148
23,637		CTS Corp	227
22,322		Daktronics, Inc	219
10,171		DDi Corp	94
1,296,612	*	Dell, Inc	16,804
20,194	*	DG FastChannel, Inc	439
50,953		Diebold, Inc	1,584
18,652	*	Digi International, Inc	177
41,327	*	Dolby Laboratories, Inc (Class A)	2,348
15,044	*	DTS, Inc	574
24,998	*	Echelon Corp	214
28,785	*	EchoStar Corp (Class A)	549
11,677		Electro Rent Corp	155
23,062	*	Electro Scientific Industries, Inc	256
39,428	*	Electronics for Imaging, Inc	478
1,569,765	*	EMC Corp	31,882
10,542	*	EMS Technologies, Inc	196
65,177	*	Emulex Corp	680
89,895	*	Extreme Networks, Inc	280
61,065	*	F5 Networks, Inc	6,340
7,400	*	Fabrinet	117
12,851	*	FARO Technologies, Inc	280
58,332	*	Finisar Corp	1,096
118,407	*	Flir Systems, Inc	3,043
19,206	*	Gerber Scientific, Inc	119

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,375	*	Globecomm Systems, Inc	$120
68,074	*	Harmonic, Inc	468
100,176		Harris Corp	4,437
42,057	*	Harris Stratex Networks, Inc (Class A)	172
1,790,146		Hewlett-Packard Co	75,311
6,874	*	Hughes Communications, Inc	187
18,310	*	Hutchinson Technology, Inc	64
34,885	*	Hypercom Corp	227
10,189	*	ICx Technologies, Inc	77
21,588	*	Imation Corp	201
18,659	*	Immersion Corp	110
67,383	*	Infinera Corp	786
124,656	*	Ingram Micro, Inc (Class A)	2,102
34,716	*	Insight Enterprises, Inc	543
34,659	*	InterDigital, Inc	1,026
38,292	*	Intermec, Inc	469
14,156	*	Intevac, Inc	142
17,746	*	IPG Photonics Corp	428
19,132	*	Isilon Systems, Inc	426
31,091	*	Itron, Inc	1,904
30,992	*	Ixia	384
138,825		Jabil Circuit, Inc	2,000
166,385	*	JDS Uniphase Corp	2,062
402,421	*	Juniper Networks, Inc	12,214
8,891		Keithley Instruments, Inc	191
10,929	*	KVH Industries, Inc	164
63,078	*	L-1 Identity Solutions, Inc	740
60,595	*	Lexmark International, Inc (Class A)	2,704
17,104	*	Littelfuse, Inc	747
8,072	*	Loral Space & Communications, Inc	421
17,242	*	Maxwell Technologies, Inc	252
9,778	*	Measurement Specialties, Inc	181
18,409	*	Mercury Computer Systems, Inc	221
4,201	*	Meru Networks, Inc	72
28,385		Methode Electronics, Inc	258
60,310	*	Microvision, Inc	132
102,620		Molex, Inc	2,148
1,780,286	*	Motorola, Inc	15,187
13,932		MTS Systems Corp	432
9,079	*	Multi-Fineline Electronix, Inc	200
43,965		National Instruments Corp	1,436
122,276	*	NCR Corp	1,667
263,399	*	NetApp, Inc	13,115
36,296	*	Netezza Corp	978
28,803	*	Netgear, Inc	778
29,221	*	Network Engines, Inc	43
22,651	*	Network Equipment Technologies, Inc	78
27,910	*	Newport Corp	316
26,247	*	Novatel Wireless, Inc	207
10,070	*	Occam Networks, Inc	79
15,398	*	Oplink Communications, Inc	305
13,224	*	OpNext, Inc	21

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,891	*	OSI Systems, Inc	$396
18,452		Park Electrochemical Corp	486
6,868	*	PC Connection, Inc	47
14,951	*	PC-Tel, Inc	92
37,039		Plantronics, Inc	1,251
31,345	*	Plexus Corp	920
64,770	*	Polycom, Inc	1,767
53,353	*	Power-One, Inc	485
96,435	*	Powerwave Technologies, Inc	176
22,048	*	Presstek, Inc	48
86,041	*	QLogic Corp	1,518
1,252,728		Qualcomm, Inc	56,524
175,155	*	Quantum Corp	371
25,143	*	Rackable Systems, Inc	195
15,185	*	Radisys Corp	143
11,626		Richardson Electronics Ltd	122
7,282	*	Rimage Corp	120
47,871	*	Riverbed Technology, Inc	2,182
26,164	*	Rofin-Sinar Technologies, Inc	664
12,342	*	Rogers Corp	389
175,508	*	SanDisk Corp	6,432
61,546	*	Sanmina-SCI Corp	743
22,159	*	Scansource, Inc	615
21,571	*	Seachange International, Inc	160
369,941	*	Seagate Technology, Inc	4,358
31,292	*	ShoreTel, Inc	155
35,494	*	Smart Modular Technologies WWH, Inc	214
165,491	*	Sonus Networks, Inc	584
9,719	*	Spectrum Control, Inc	143
31,304	*	STEC, Inc	390
18,249	*	Stratasys, Inc	506
16,272	*	Super Micro Computer, Inc	169
14,861		Sycamore Networks, Inc	482
35,188	*	Symmetricom, Inc	201
26,694	*	Synaptics, Inc	751
16,588	*	SYNNEX Corp	467
38,960	*	Tech Data Corp	1,570
38,313		Technitrol, Inc	169
50,795	*	Tekelec	658
291,644		Tellabs, Inc	2,173
3,901		Tessco Technologies, Inc	59
92,008	*	Trimble Navigation Ltd	3,224
61,385	*	TTM Technologies, Inc	601
22,074	*	Universal Display Corp	519
87,200	*	Utstarcom, Inc	189
24,217	*	Viasat, Inc	996
3,408	*	Viasystems Group, Inc	52
133,120	*	Vishay Intertechnology, Inc	1,289
9,508	*	Vishay Precision Group, Inc	148
175,363	*	Western Digital Corp	4,979
1,054,812		Xerox Corp	10,917
25,096	*	X-Rite, Inc	95

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,047	*	Xyratex Ltd	$342
44,665	*	Zebra Technologies Corp (Class A)	1,503
12,959	*	Zygo Corp	127

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	686,349

TELECOMMUNICATION SERVICES - 2.9%
16,682	*	AboveNet, Inc	869
39,332		Alaska Communications Systems Group, Inc	399
307,504	*	American Tower Corp (Class A)	15,763
4,510,739		AT&T, Inc	129,008
7,918		Atlantic Tele-Network, Inc	390
20,132	*	Cbeyond Communications, Inc	258
229,408		CenturyTel, Inc	9,052
168,115	*	Cincinnati Bell, Inc	449
115,773	*	Clearwire Corp (Class A)	937
35,274	*	Cogent Communications Group, Inc	334
20,626		Consolidated Communications Holdings, Inc	385
221,881	*	Crown Castle International Corp	9,796
36,464	*	FiberTower Corp	155
750,690		Frontier Communications Corp	6,133
38,028	*	General Communication, Inc (Class A)	379
23,031	*	Global Crossing Ltd	296
55,768	*	Globalstar, Inc	97
73,874	*	ICO Global Communications Holdings Ltd (Class A)	121
10,513	*	IDT Corp (Class B)	187
26,067	*	Iridium Communications, Inc	223
46,753	*	Leap Wireless International, Inc	577
1,248,110	*	Level 3 Communications, Inc	1,170
193,503	*	MetroPCS Communications, Inc	2,024
25,073	*	Neutral Tandem, Inc	300
126,673	*	NII Holdings, Inc (Class B)	5,206
23,518		NTELOS Holdings Corp	398
89,041	*	PAETEC Holding Corp	366
46,371	*	Premiere Global Services, Inc	328
1,312,941		Qwest Communications International, Inc	8,232
89,246	*	SBA Communications Corp (Class A)	3,597
18,151		Shenandoah Telecom Co	330
2,252,681	*	Sprint Nextel Corp	10,430
53,811	*	Syniverse Holdings, Inc	1,220
65,013		Telephone & Data Systems, Inc	2,132
114,426	*	tw telecom inc (Class A)	2,125
10,229	*	US Cellular Corp	470
18,421		USA Mobility, Inc	295
2,157,865		Verizon Communications, Inc	70,325
79,353	*	Vonage Holdings Corp	202
372,689		Windstream Corp	4,580

		TOTAL TELECOMMUNICATION SERVICES	289,538

TRANSPORTATION - 2.0%
28,455	*	Air Transport Services Group, Inc	173
97,497	*	Airtran Holdings, Inc	717
27,508	*	Alaska Air Group, Inc	1,404

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,756		Alexander & Baldwin, Inc	$1,072
9,924		Allegiant Travel Co	420
6,973	*	Amerco, Inc	554
8,786	*	American Commercial Lines, Inc	245
258,366	*	AMR Corp	1,620
19,331		Arkansas Best Corp	468
19,165	*	Atlas Air Worldwide Holdings, Inc	964
79,295	*	Avis Budget Group, Inc	924
12,726		Baltic Trading Ltd	140
16,346	*	Celadon Group, Inc	226
126,411		CH Robinson Worldwide, Inc	8,839
106,996	*	Continental Airlines, Inc (Class B)	2,658
40,201		Con-way, Inc	1,246
23,678		Copa Holdings S.A. (Class A)	1,276
298,100		CSX Corp	16,490
600,350	*	Delta Air Lines, Inc	6,987
22,195	*	Dollar Thrifty Automotive Group, Inc	1,113
8,003	*	Dynamex, Inc	122
51,764	*	Eagle Bulk Shipping, Inc	270
26,769	*	Excel Maritime Carriers Ltd	150
164,248		Expeditors International Washington, Inc	7,593
239,917		FedEx Corp	20,513
22,919		Forward Air Corp	596
20,776	*	Genco Shipping & Trading Ltd	331
27,636	*	Genesee & Wyoming, Inc (Class A)	1,199
40,654	*	Hawaiian Holdings, Inc	244
33,265		Heartland Express, Inc	495
147,470	*	Hertz Global Holdings, Inc	1,562
23,837		Horizon Lines, Inc (Class A)	100
28,305	*	Hub Group, Inc (Class A)	828
4,290		International Shipholding Corp	121
70,799		J.B. Hunt Transport Services, Inc	2,457
181,414	*	JetBlue Airways Corp	1,214
76,927	*	Kansas City Southern Industries, Inc	2,878
41,752	*	Kirby Corp	1,673
43,324		Knight Transportation, Inc	837
38,624		Landstar System, Inc	1,492
10,239		Marten Transport Ltd	237
281,890		Norfolk Southern Corp	16,774
31,924	*	Old Dominion Freight Line	812
31,042	*	Pacer International, Inc	187
3,632	*	PAM Transportation Services, Inc	46
6,136	*	Park-Ohio Holdings Corp	82
1,137	*	Patriot Transportation Holding, Inc	80
6,619	*	Pinnacle Airlines	36
17,000	*	RailAmerica, Inc	164
27,002	*	Republic Airways Holdings, Inc	224
8,012	*	Roadrunner Transportation Services Holdings, Inc	87
40,976		Ryder System, Inc	1,753
9,635	*	Saia, Inc	144
45,222		Skywest, Inc	631
574,264		Southwest Airlines Co	7,505

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

125,620	*	UAL Corp	$2,968
18,066	*	Ultrapetrol Bahamas Ltd	116
386,368		Union Pacific Corp	31,604
545,382		United Parcel Service, Inc (Class B)	36,372
3,884		Universal Truckload Services, Inc	61
116,271	*	US Airways Group, Inc	1,076
5,744	*	USA Truck, Inc	86
81,226		UTI Worldwide, Inc	1,306
33,067		Werner Enterprises, Inc	678

		TOTAL TRANSPORTATION	195,240

UTILITIES - 3.7%
516,443	*	AES Corp	5,861
57,820		AGL Resources, Inc	2,218
129,395		Allegheny Energy, Inc	3,173
23,857		Allete, Inc	869
85,307		Alliant Energy Corp	3,101
180,616		Ameren Corp	5,129
15,457	*	American DG Energy, Inc	46
366,757		American Electric Power Co, Inc	13,288
16,487		American States Water Co	590
126,851		American Water Works Co, Inc	2,952
104,679		Aqua America, Inc	2,135
4,909		Artesian Resources Corp	94
71,863		Atmos Energy Corp	2,102
43,026		Avista Corp	898
29,085		Black Hills Corp	907
8,402	*	Cadiz, Inc	86
17,825		California Water Service Group	659
267,409	*	Calpine Corp	3,329
321,488		Centerpoint Energy, Inc	5,054
10,819		Central Vermont Public Service Corp	218
13,300		CH Energy Group, Inc	587
8,826		Chesapeake Utilities Corp	320
44,984		Cleco Corp	1,332
171,136		CMS Energy Corp	3,084
6,221		Connecticut Water Service, Inc	149
213,883		Consolidated Edison, Inc	10,313
10,306		Consolidated Water Co, Inc	98
142,412		Constellation Energy Group, Inc	4,591
454,574		Dominion Resources, Inc	19,848
92,457		DPL, Inc	2,416
129,557		DTE Energy Co	5,951
1,000,917		Duke Energy Corp	17,726
75,150	*	Dynegy, Inc (Class A)	366
248,706		Edison International	8,553
31,019	*	El Paso Electric Co	738
30,976		Empire District Electric Co	624
55,520		Energen Corp	2,538
143,701		Entergy Corp	10,997
504,245		Exelon Corp	21,472
232,826		FirstEnergy Corp	8,973

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

104,313		Great Plains Energy, Inc	$1,972
73,366		Hawaiian Electric Industries, Inc	1,654
37,849		Idacorp, Inc	1,360
57,780		Integrys Energy Group, Inc	3,008
37,681		ITC Holdings Corp	2,346
18,300		Laclede Group, Inc	630
140,890		MDU Resources Group, Inc	2,811
18,500		MGE Energy, Inc	732
9,765		Middlesex Water Co	164
110,337	*	Mirant Corp	1,099
54,213		National Fuel Gas Co	2,809
31,814		New Jersey Resources Corp	1,248
315,982		NextEra Energy, Inc	17,186
35,013		Nicor, Inc	1,604
208,593		NiSource, Inc	3,630
134,366		Northeast Utilities	3,973
21,251		Northwest Natural Gas Co	1,008
27,832		NorthWestern Corp	793
196,806	*	NRG Energy, Inc	4,098
80,686		NSTAR	3,175
176,210		NV Energy, Inc	2,317
76,050		OGE Energy Corp	3,032
81,923		Oneok, Inc	3,690
15,003		Ormat Technologies, Inc	438
29,407		Otter Tail Corp	600
168,153		Pepco Holdings, Inc	3,128
283,342		PG&E Corp	12,869
55,927		Piedmont Natural Gas Co, Inc	1,622
83,675		Pinnacle West Capital Corp	3,453
64,221		PNM Resources, Inc	731
58,258		Portland General Electric Co	1,181
368,560		PPL Corp	10,036
219,368		Progress Energy, Inc	9,744
385,137		Public Service Enterprise Group, Inc	12,740
135,152		Questar Corp	2,369
269,219	*	Reliant Energy, Inc	956
84,777		SCANA Corp	3,418
189,219		Sempra Energy	10,180
10,436		SJW Corp	257
23,097		South Jersey Industries, Inc	1,143
629,494		Southern Co	23,443
34,400		Southwest Gas Corp	1,155
163,004		TECO Energy, Inc	2,823
85,402		UGI Corp	2,443
38,476		UIL Holdings Corp	1,083
27,775		Unisource Energy Corp	929
11,594		Unitil Corp	254
62,527		Vectren Corp	1,618
83,296		Westar Energy, Inc	2,018
36,542		WGL Holdings, Inc	1,381
88,628		Wisconsin Energy Corp	5,123
350,598		Xcel Energy, Inc	8,053

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES	COMPANY	VALUE (000)

9,006	York Water Co	$144

	TOTAL UTILITIES	363,056

	TOTAL COMMON STOCKS	9,801,958

	(Cost $8,802,568)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
2,604	Krispy Kreme Doughnuts, Inc - CW12	0	^

	TOTAL CONSUMER SERVICES	0	^

	TOTAL RIGHTS / WARRANTS	0	^

	(Cost $0)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.1%
$5,000,000	Federal Home Loan Bank (FHLB), 10/01/10	5,000

	TOTAL GOVERNMENT AGENCY DEBT	5,000

	TOTAL SHORT-TERM INVESTMENTS	5,000

	(Cost $5,000)
	TOTAL INVESTMENTS - 99.9%	9,806,958
	(Cost $8,807,568)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	12,369

	NET ASSETS - 100.0%	$9,819,327

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy
Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

MATERIALS - 0.1%
$4,699,665	i	JohnsonDiversey, Inc	5.500%	11/24/15	$4,708
4,962,312	i	Nalco Co	6.500	05/13/16	4,948
4,937,695	i	Reynolds Consumer Products Term Loan	6.250	11/16/15	4,961

		TOTAL MATERIALS			14,617

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,107,995	i	Mylan, Inc	3.750	10/02/14	2,102

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,102

		TOTAL BANK LOAN OBLIGATIONS			16,719

		(Cost $16,743)

BONDS - 97.9%

CORPORATE BONDS - 30.0%

AUTOMOBILES & COMPONENTS - 0.0%
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,647

		TOTAL AUTOMOBILES & COMPONENTS			4,647

BANKS - 5.7%
5,480,000	g	Akbank TAS	5.130	07/22/15	5,459
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	4,523
4,500,000	g	Banco Bradesco S.A.	5.900	01/16/21	4,568
3,080,000	g	Banco de Credito del Peru	5.380	09/16/20	3,111
2,540,000	g	Banco del Estado de Chile	4.130	10/07/20	2,521
4,450,000	g	Banco do Brasil S.A.	6.000	01/22/20	4,962
4,500,000	g	Banco do Brasil S.A.	5.380	01/15/21	4,520
4,500,000	g	Banco Santander Brasil	4.500	04/06/15	4,624
4,400,000	g,i	Banco Santander Chile	1.770	04/20/12	4,398
2,550,000	g	Banco Santander Chile	3.750	09/22/15	2,585
3,270,000		BanColombia S.A.	6.130	07/26/20	3,393
28,000,000		Bank of America Corp	2.380	06/22/12	28,888
4,850,000		Bank of America Corp	7.380	05/15/14	5,574
19,800,000		Bank of America Corp	3.700	09/01/15	20,004
18,550,000		Bank of America Corp	5.300	03/15/17	19,092
8,525,000		Bank of America Corp	6.000	09/01/17	9,230
5,725,000		Bank of America Corp	5.750	12/01/17	6,121
4,500,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	4,753
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,258
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,815
4,250,000		Bank One Corp	5.250	01/30/13	4,580
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	1,250

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,000,000		BB&T Corp	3.850%	07/27/27	$6,288
4,760,000	g	BBVA Bancomer S.A.	7.250	04/22/20	5,113
4,000,000		CitiBank NA	1.380	08/10/11	4,037
3,250,000		Citigroup, Inc	5.100	09/29/11	3,377
45,500,000		Citigroup, Inc	2.130	04/30/12	46,652
4,825,000		Citigroup, Inc	6.000	12/13/13	5,290
6,655,000		Citigroup, Inc	5.000	09/15/14	6,912
5,800,000		Citigroup, Inc	5.500	10/15/14	6,293
4,525,000		Citigroup, Inc	6.130	05/15/18	4,937
12,875,000		Citigroup, Inc	5.380	08/09/20	13,321
7,575,000		Citigroup, Inc	6.880	03/05/38	8,461
3,825,000		Citigroup, Inc	8.130	07/15/39	4,832
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	33,237
3,500,000		Deutsche Bank AG.	3.880	08/18/14	3,743
5,980,000		Discover Bank	7.000	04/15/20	6,505
10,290,000		Eksportfinans ASA	2.000	09/15/15	10,316
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,721
4,500,000	g	Hana Bank	4.500	10/30/15	4,704
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,825
7,350,000	g	HSBC Bank plc	4.130	08/12/20	7,470
7,000,000		HSBC Bank USA NA	4.630	04/01/14	7,501
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,862
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,355
4,350,000	g	ICICI Bank Ltd	5.500	03/25/15	4,590
2,270,000	g	Itau Unibanco Banco Multiplo S.A.	6.200	04/15/20	2,365
4,500,000	g	ITAU UNIBANCO HLDG S.A.	5.750	01/22/21	4,524
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	4,066
50,000,000		JPMorgan Chase & Co	3.130	12/01/11	51,544
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	4,705
7,000,000		JPMorgan Chase & Co	3.400	06/24/15	7,267
4,770,000		JPMorgan Chase & Co	6.000	01/15/18	5,447
24,500,000		JPMorgan Chase & Co	4.400	07/22/20	25,090
3,025,000		JPMorgan Chase & Co	6.400	05/15/38	3,619
10,000,000		KeyBank NA	3.200	06/15/12	10,453
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	4,115
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,579
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,118
12,750,000		Northern Trust Corp	4.630	05/01/14	14,138
8,000,000		PNC Funding Corp	5.130	02/08/20	8,661
10,000,000		Regions Bank	3.250	12/09/11	10,325
3,050,000		Regions Financial Corp	4.880	04/26/13	3,087
3,050,000		Regions Financial Corp	5.750	06/15/15	3,103
4,500,000	g	Shinhan Bank	4.380	09/15/15	4,674
6,500,000		Sovereign Bancorp, Inc	2.750	01/17/12	6,693
4,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	4,133
3,250,000	g	State Bank of India	4.500	07/27/15	3,414
39,000,000		State Street Corp	2.150	04/30/12	40,009
6,350,000		State Street Corp	4.300	05/30/14	6,981
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,472
2,000,000		Union Bank of California NA	5.950	05/11/16	2,199
15,000,000		US Bancorp	2.250	03/13/12	15,375
5,000,000		US Bancorp	4.950	10/30/14	5,532
9,500,000		US Central Federal Credit Union	1.900	10/19/12	9,744

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,125,000		Wachovia Bank NA	5.300%	10/15/11	$5,366
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,936
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,107
18,400,000		Wells Fargo & Co	2.130	06/15/12	18,910
3,500,000		Wells Fargo & Co	5.250	10/23/12	3,788
5,500,000		Wells Fargo & Co	4.950	10/16/13	5,955
10,650,000		Wells Fargo & Co	4.750	02/09/15	11,406
6,525,000		Wells Fargo & Co	3.630	04/15/15	6,919
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,113
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,822
3,000,000		Zions Bancorporation	7.750	09/23/14	3,179

		TOTAL BANKS			714,504

CAPITAL GOODS - 0.6%
4,500,000	g	Adaro Indonesia PT	7.630	10/22/19	4,905
1,500,000		Black & Decker Corp	8.950	04/15/14	1,849
1,875,000		CRH America, Inc	6.950	03/15/12	2,002
13,167,000		DIRECTV Holdings LLC	3.550	03/15/15	13,668
4,000,000		Emerson Electric Co	4.500	05/01/13	4,336
2,400,000	g	Gol Finance	9.250	07/20/20	2,478
3,515,000		Goodrich Corp	6.130	03/01/19	4,204
1,500,000		Goodrich Corp	4.880	03/01/20	1,674
2,125,000		ITT Corp	4.900	05/01/14	2,339
2,945,000		John Deere Capital Corp	2.950	03/09/15	3,111
1,500,000		Kennametal, Inc	7.200	06/15/12	1,559
2,500,000		Lockheed Martin Corp	4.120	03/14/13	2,680
4,245,000	g	Myriad International Holding BV	6.380	07/28/17	4,395
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,457
2,190,000		Tyco International Finance S.A.	4.130	10/15/14	2,384
4,970,000		United Technologies Corp	5.400	05/01/35	5,421
1,075,000		United Technologies Corp	6.050	06/01/36	1,273
3,525,000		United Technologies Corp	5.700	04/15/40	4,038
9,400,000		Valmont Industries, Inc	6.630	04/20/20	9,684

		TOTAL CAPITAL GOODS			75,457

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,500,000		Corrections Corp of America	7.750	06/01/17	3,763
3,250,000		Daimler Finance North America LLC	5.880	03/15/11	3,324
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	7,727
536,000		Iron Mountain, Inc	7.750	01/15/15	541
840,000		Iron Mountain, Inc	8.380	08/15/21	908
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,314
1,274,000		News America, Inc	7.250	05/18/18	1,581
4,250,000		News America, Inc	7.630	11/30/28	5,091
3,800,000		News America, Inc	6.200	12/15/34	4,105
3,575,000		News America, Inc	6.650	11/15/37	4,112
3,800,000		News America, Inc	6.900	08/15/39	4,478
4,415,000		Republic Services, Inc	5.000	03/01/20	4,806
4,135,000		Republic Services, Inc	5.250	11/15/21	4,569
5,810,000		Republic Services, Inc	6.200	03/01/40	6,567
7,680,000		Svensk Exportkredit AB	5.130	03/01/17	8,912
9,040,000		Waste Management, Inc	6.130	11/30/39	10,010

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			73,808

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CONSUMER DURABLES & APPAREL - 0.0%
$2,000,000		Hanesbrands, Inc	8.000%	12/15/16	$2,113
2,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	2,108
5,600,000		Whirlpool Corp	8.000	05/01/12	6,102

		TOTAL CONSUMER DURABLES & APPAREL			10,323

CONSUMER SERVICES - 0.1%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	2,554
2,000,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	1,980
5,340,000		McDonald’s Corp	3.500	07/15/20	5,487
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,125
2,000,000		Speedway Motorsports, Inc	6.750	06/01/13	2,020
6,375,000		Walt Disney Co	4.500	12/15/13	7,065

		TOTAL CONSUMER SERVICES			21,231

DIVERSIFIED FINANCIALS - 7.4%
2,550,000		American Express Co	7.000	03/19/18	3,071
8,875,000		American Express Co	8.130	05/20/19	11,461
7,500,000		American General Finance Corp	6.900	12/15/17	6,263
3,500,000	g	American Honda Finance Corp	5.130	12/15/10	3,531
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	3,922
4,500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	4,496
16,500,000	g	Bank of Montreal	2.850	06/09/15	17,367
3,750,000		Barclays Bank plc	5.200	07/10/14	4,157
3,900,000	g	Barclays Bank plc	6.050	12/04/17	4,229
7,250,000		BlackRock, Inc	3.500	12/10/14	7,693
7,500,000		BlackRock, Inc	5.000	12/10/19	8,268
3,200,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	3,407
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	5,376
2,500,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	2,564
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,243
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,793
5,000,000		Capital One Capital V	8.880	05/15/40	5,250
5,150,000		Capital One Financial Corp	5.700	09/15/11	5,367
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,276
9,500,000	g	CDP Financial, Inc	3.000	11/25/14	9,865
34,000,000		Citigroup Funding, Inc	2.000	03/30/12	34,712
40,000,000		Citigroup Funding, Inc	1.880	10/22/12	41,021
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,413
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,982
4,500,000		Countrywide Home Loans, Inc	4.000	03/22/11	4,571
6,850,000		Credit Suisse	5.000	05/15/13	7,463
8,250,000		Credit Suisse	5.500	05/01/14	9,241
8,000,000		Credit Suisse	5.300	08/13/19	8,863
2,825,000		Credit Suisse	4.380	08/05/20	2,885
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	3,312
1,250,000		Eaton Vance Corp	6.500	10/02/17	1,480
4,500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	4,776
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,123
5,760,000		Franklin Resources, Inc	3.130	05/20/15	6,070
25,000,000		General Electric Capital Corp	3.000	12/09/11	25,759
61,500,000		General Electric Capital Corp	2.250	03/12/12	63,069

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$37,400,000		General Electric Capital Corp	2.200%	06/08/12	$38,449
15,000,000		General Electric Capital Corp	2.130	12/21/12	15,478
7,000,000		General Electric Capital Corp	2.630	12/28/12	7,299
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,163
21,200,000		General Electric Capital Corp	5.500	06/04/14	23,667
7,450,000		General Electric Capital Corp	3.500	06/29/15	7,794
6,500,000		General Electric Capital Corp	5.500	01/08/20	7,110
20,300,000		General Electric Capital Corp	4.380	09/16/20	20,375
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,236
375,000		General Electric Capital Corp	6.880	01/10/39	431
54,875,000		GMAC, Inc	1.750	10/30/12	56,146
61,800,000		GMAC, Inc	2.200	12/19/12	63,887
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/49	4,159
3,825,000		Goldman Sachs Group, Inc	3.630	08/01/12	3,981
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	3,498
7,300,000		Goldman Sachs Group, Inc	4.750	07/15/13	7,838
8,250,000		Goldman Sachs Group, Inc	3.700	08/01/15	8,441
9,037,000		Goldman Sachs Group, Inc	5.350	01/15/16	9,935
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,437
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,919
13,725,000		Goldman Sachs Group, Inc	5.380	03/15/20	14,466
3,000,000		Goldman Sachs Group, Inc	6.000	06/15/20	3,300
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,153
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,222
10,000,000		HSBC Finance Corp	5.250	01/14/11	10,120
5,750,000		HSBC Finance Corp	6.380	11/27/12	6,289
4,000,000		HSBC Finance Corp	4.750	07/15/13	4,260
5,000,000		HSBC Finance Corp	5.500	01/19/16	5,491
1,440,000	g	Hyundai Capital America	3.750	04/06/16	1,434
5,575,000		International Lease Finance Corp	5.750	06/15/11	5,603
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	4,022
2,325,000	g	International Lease Finance Corp	8.630	09/15/15	2,488
2,450,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	2,447
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,471
5,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	5,869
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	0	^
3,875,000	g	Lloyds TSB Bank plc	5.800	01/13/20	4,059
4,000,000		MBNA Corp	6.130	03/01/13	4,331
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	5,182
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,116
9,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	10,179
30,000,000		Morgan Stanley	2.250	03/13/12	30,769
14,775,000		Morgan Stanley	6.000	05/13/14	16,222
3,925,000		Morgan Stanley	6.000	04/28/15	4,315
9,350,000		Morgan Stanley	5.380	10/15/15	10,032
9,125,000		Morgan Stanley	5.450	01/09/17	9,623
4,775,000		Morgan Stanley	5.950	12/28/17	5,129
3,850,000		Morgan Stanley	6.630	04/01/18	4,268
4,975,000		Morgan Stanley	7.300	05/13/19	5,722
3,250,000		Morgan Stanley	5.500	01/26/20	3,341
708,000		NASDAQ OMX Group, Inc	2.500	08/15/13	698
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,617
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,790

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,415,000		National Rural Utilities Cooperative Finance Corp	2.610%	09/16/12	$3,531
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,706
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	5,442
10,000,000		New York Community Bank	3.000	12/16/11	10,299
1,500,000		Nomura Holdings, Inc	5.000	03/04/15	1,620
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,815
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	5,985
4,500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	4,629
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,370
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,121
6,675,000		UBS AG.	4.880	08/04/20	7,038
1,925,000		USB Capital XIII Trust	6.630	12/15/39	1,969
4,500,000	g	Waha Aerospace BV	3.930	07/28/20	4,624

		TOTAL DIVERSIFIED FINANCIALS			922,759

ENERGY - 3.2%
2,000,000		AmeriGas Partners LP	7.130	05/20/16	2,085
5,450,000		Anadarko Petroleum Corp	5.950	09/15/16	5,951
2,400,000		Anadarko Petroleum Corp	6.380	09/15/17	2,645
2,310,000		Anadarko Petroleum Corp	8.700	03/15/19	2,809
2,275,000		Anadarko Petroleum Corp	6.200	03/15/40	2,218
5,000,000		Apache Corp	5.100	09/01/40	5,030
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,103
2,000,000		Ashland, Inc	9.130	06/01/17	2,290
3,000,000		Atlas Energy Operating Co LLC	10.750	02/01/18	3,323
5,900,000		Baker Hughes, Inc	6.500	11/15/13	6,834
1,500,000		Baker Hughes, Inc	5.130	09/15/40	1,562
3,500,000		BJ Services Co	5.750	06/01/11	3,618
4,725,000		BP Capital Markets plc	3.130	03/10/12	4,818
11,675,000		BP Capital Markets plc	3.880	03/10/15	12,146
6,900,000		BP Capital Markets plc	3.130	10/01/15	6,936
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	9,766
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,372
2,000,000		Chesapeake Energy Corp	6.880	11/15/20	2,120
7,000,000		Chevron Corp	3.450	03/03/12	7,269
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,145
9,725,000		ConocoPhillips	4.600	01/15/15	10,922
7,600,000		ConocoPhillips	6.500	02/01/39	9,519
4,316,850		Dolphin Energy Ltd	5.890	06/15/19	4,658
500,000	g	Drummond Co, Inc	9.000	10/15/14	528
4,500,000	g	Drummond Co, Inc	7.380	02/15/16	4,584
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,973
2,000,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	2,051
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,536
1,525,000		EnCana Corp	6.500	05/15/19	1,867
1,525,000		EnCana Corp	6.630	08/15/37	1,791
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,233
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,266
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,516
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,266
2,800,000		Enterprise Products Operating LLC	6.300	09/15/17	3,230
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	1,865
7,650,000		Enterprise Products Operating LLC	6.130	10/15/39	8,234

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,325,000		EOG Resources, Inc	4.400%	06/01/20	$2,525
4,000,000		Gaz Capital S.A.	6.210	11/22/16	4,260
4,500,000		Gaz Capital S.A.	6.510	03/07/22	4,793
3,600,000		Hess Corp	8.130	02/15/19	4,733
8,815,000		Hess Corp	6.000	01/15/40	9,685
4,625,000		Hess Corp	5.600	02/15/41	4,826
3,250,000		Husky Energy, Inc	6.250	06/15/12	3,495
2,975,000		Husky Energy, Inc	6.800	09/15/37	3,361
2,000,000		Inergy LP	6.880	12/15/14	2,040
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	2,182
2,225,000		Marathon Oil Corp	6.500	02/15/14	2,555
5,192,000		Nexen, Inc	6.400	05/15/37	5,658
5,200,000		Nexen, Inc	7.500	07/30/39	6,389
720,000	g	Niska Gas Storage	8.880	03/15/14	770
1,500,000		Peabody Energy Corp	7.380	11/01/16	1,635
2,800,000		Pemex Project Funding Master Trust	5.750	03/01/18	3,069
3,150,000		Pemex Project Funding Master Trust	6.630	06/15/35	3,441
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	2,035
4,500,000		Petrobras International Finance Co	7.880	03/15/19	5,612
4,450,000		Petrobras International Finance Co	6.880	01/20/40	5,094
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,260
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,763
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,596
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,851
4,500,000	g	Petronas Capital Ltd	5.250	08/12/19	4,952
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	3,281
8,200,000		Plains All American Pipeline LP	5.750	01/15/20	9,055
2,000,000		Range Resources Corp	7.500	05/15/16	2,090
700,000		Range Resources Corp	7.250	05/01/18	735
3,768,296		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	4,074
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	4,373
4,545,372		Rowan Cos, Inc	3.530	05/01/20	4,682
9,166,580		Rowan Cos, Inc	3.160	07/15/21	9,350
3,750,000		SEACOR Holdings, Inc	7.380	10/01/19	4,089
6,250,000		Shell International Finance BV	3.100	06/28/15	6,580
7,620,000		Shell International Finance BV	4.300	09/22/19	8,358
1,925,000		Shell International Finance BV	6.380	12/15/38	2,441
3,464,000		Southwestern Energy Co	7.500	02/01/18	3,914
2,800,000		Statoil ASA	2.900	10/15/14	2,937
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,334
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,731
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,571
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,289
3,900,000		Vale Overseas Ltd	4.630	09/15/20	4,028
2,760,000		Vale Overseas Ltd	6.880	11/21/36	3,153
4,650,000		Vale Overseas Ltd	6.880	11/10/39	5,329
3,375,000		Valero Energy Corp	4.500	02/01/15	3,607
8,000,000		Valero Energy Corp	6.130	02/01/20	8,719
4,075,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	4,166
3,895,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	4,060
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,655
4,400,000		XTO Energy, Inc	4.630	06/15/13	4,833
3,225,000		XTO Energy, Inc	5.500	06/15/18	3,863

		TOTAL ENERGY			382,956

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

FOOD & STAPLES RETAILING - 0.4%
$5,690,000		CVS Caremark Corp	3.250%	05/18/15	$5,943
10,500,000		CVS Caremark Corp	5.750	06/01/17	12,050
795,000		CVS Caremark Corp	6.600	03/15/19	965
4,000,000		CVS Caremark Corp	4.750	05/18/20	4,351
3,800,000		Delhaize Group S.A.	5.880	02/01/14	4,289
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,531
1,500,000		Ingles Markets, Inc	8.880	05/15/17	1,616
1,500,000		Kroger Co	6.200	06/15/12	1,629
1,205,000		Kroger Co	5.000	04/15/13	1,313
1,600,000		Kroger Co	6.400	08/15/17	1,913
775,000		Kroger Co	6.800	12/15/18	943
5,000,000		New Albertsons, Inc	7.500	02/15/11	5,094
1,600,000		Safeway, Inc	5.000	08/15/19	1,757
3,950,000		Safeway, Inc	3.950	08/15/20	3,972
1,750,000		Stater Brothers Holdings	8.130	06/15/12	1,752
880,000		Stater Brothers Holdings	7.750	04/15/15	902
640,000		SuperValu, Inc	8.000	05/01/16	645

		TOTAL FOOD & STAPLES RETAILING			53,665

FOOD, BEVERAGE & TOBACCO - 1.1%
4,425,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	4,995
7,175,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	7,906
2,500,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	3,021
4,300,000	g	BFF International Ltd	7.250	01/28/20	4,623
6,400,000		Bottling Group LLC	6.950	03/15/14	7,587
4,000,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	4,431
1,200,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	1,342
4,580,000	g	Corp Pesquera Inca Sac	9.000	02/10/17	4,740
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	7,439
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	4,226
3,698,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	4,575
3,875,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	5,222
3,850,000		General Mills, Inc	5.250	08/15/13	4,297
6,000,000		General Mills, Inc	5.650	02/15/19	7,027
4,500,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	4,698
2,530,000		Kraft Foods, Inc	6.130	02/01/18	2,983
8,750,000		Kraft Foods, Inc	5.380	02/10/20	9,773
7,650,000		Kraft Foods, Inc	6.500	02/09/40	8,957
2,250,000	g	Marfrig Overseas Ltd	9.500	05/04/20	2,388
7,300,000		Mead Johnson Nutrition Co	4.900	11/01/19	8,029
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,100
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	2,206
625,000		PepsiAmericas, Inc	4.380	02/15/14	688
3,175,000		PepsiCo, Inc	7.900	11/01/18	4,230
2,900,000		Philip Morris International, Inc	4.880	05/16/13	3,184
7,425,000		Philip Morris International, Inc	6.880	03/17/14	8,754
1,600,000		Philip Morris International, Inc	6.380	05/16/38	1,972
1,000,000	g	Smithfield Foods, Inc	10.000	07/15/14	1,150

		TOTAL FOOD, BEVERAGE & TOBACCO			133,543

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$3,750,000		Boston Scientific Corp	4.500%	01/15/15	$3,836
2,000,000		CHS	8.880	07/15/15	2,125
1,056,000		DaVita, Inc	6.630	03/15/13	1,073
4,259,000	o	HCA, Inc	9.630	11/15/16	4,621
4,250,000		McKesson Corp	6.500	02/15/14	4,876
5,000,000		Medtronic, Inc	4.750	09/15/15	5,705
4,450,000		Medtronic, Inc	4.450	03/15/20	4,874
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	4,035
6,200,000		Stryker Corp	3.000	01/15/15	6,528
4,000,000		Stryker Corp	4.380	01/15/20	4,385
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,346
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,787
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,977
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,859

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			55,027

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
4,975,000		Procter & Gamble Co	5.550	03/05/37	5,829

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,829

INSURANCE - 1.0%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	4,346
2,155,000		Aetna, Inc	6.500	09/15/18	2,559
1,925,000		Aetna, Inc	6.630	06/15/36	2,199
2,725,000		Aflac, Inc	8.500	05/15/19	3,467
1,525,000		Aflac, Inc	6.900	12/17/39	1,680
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	5,100
5,375,000		Allstate Corp	7.450	05/16/19	6,715
4,375,000		American Financial Group, Inc	9.880	06/15/19	5,393
3,750,000		Chubb Corp	6.000	05/11/37	4,310
1,390,000		CIGNA Corp	5.130	06/15/20	1,502
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,777
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	7,729
3,725,000		Hartford Financial Services Group, Inc	6.630	03/30/40	3,737
2,800,000		Lincoln National Corp	7.000	06/15/40	3,190
3,000,000		Metlife, Inc	5.380	12/15/12	3,226
5,620,000		Metlife, Inc	5.000	06/15/15	6,237
7,675,000		Metlife, Inc	6.750	06/01/16	9,163
2,500,000		Metlife, Inc	5.700	06/15/35	2,658
2,000,000		Metlife, Inc	5.880	02/06/41	2,175
2,000,000		Prudential Financial, Inc	5.100	09/20/14	2,186
8,050,000		Prudential Financial, Inc	7.380	06/15/19	9,807
5,000,000		Prudential Financial, Inc	6.630	06/21/40	5,737
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,641
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,887
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,338
1,500,000		Unum Group	5.630	09/15/20	1,541
4,902,000		WellPoint, Inc	6.380	01/15/12	5,219
1,800,000		WellPoint, Inc	5.880	06/15/17	2,074
2,250,000		WellPoint, Inc	5.850	01/15/36	2,366
2,400,000		WR Berkley Corp	5.380	09/15/20	2,453

		TOTAL INSURANCE			124,412

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MATERIALS - 1.4%
$3,385,000		3M Co	4.380%	08/15/13	$3,729
4,150,000		3M Co	5.700	03/15/37	4,891
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,865
6,630,000		Air Products & Chemicals, Inc	4.380	08/21/19	7,059
1,125,000		Airgas, Inc	4.500	09/15/14	1,202
1,000,000	g	Airgas, Inc	7.130	10/01/18	1,103
5,660,000		Alcoa, Inc	6.150	08/15/20	5,818
4,500,000	g	Anglo American Capital plc	2.150	09/27/13	4,533
1,500,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	1,587
3,040,000		ArcelorMittal	5.380	06/01/13	3,264
2,085,000		ArcelorMittal	9.850	06/01/19	2,680
8,370,000		ArcelorMittal	7.000	10/15/39	8,550
1,015,000		Ball Corp	7.130	09/01/16	1,096
355,000		Ball Corp	7.380	09/01/19	386
3,875,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	4,396
4,500,000	g	Braskem SA	7.000	05/07/20	4,753
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	4,528
2,000,000		CF Industries, Inc	6.880	05/01/18	2,153
3,175,000		CF Industries, Inc	7.130	05/01/20	3,473
1,570,000		Clorox Co	5.450	10/15/12	1,706
1,000,000		Clorox Co	3.550	11/01/15	1,073
5,000,000		Crown Americas LLC	7.750	11/15/15	5,206
4,500,000	g	CSN Resources S.A.	6.500	07/21/20	4,798
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,109
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,899
6,000,000		EI Du Pont de Nemours & Co	4.630	01/15/20	6,676
5,575,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	6,222
750,000	g	Georgia-Pacific LLC	7.000	01/15/15	780
5,300,000	g	Gerdau S.A.	5.750	01/30/21	5,378
12,820,000		Gold Fields Orogen Holdings	4.875	10/07/20	12,730
1,400,000		Greif, Inc	7.750	08/01/19	1,514
4,250,000		International Paper Co	7.300	11/15/39	4,758
1,940,000		Newmont Mining Corp	6.250	10/01/39	2,224
7,100,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	7,547
5,050,000		Praxair, Inc	5.250	11/15/14	5,789
3,850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	4,291
4,000,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	4,824
2,500,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	3,489
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,123
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,307
2,000,000		Solutia, Inc	7.880	03/15/20	2,138
4,500,000	g	Suzano Trading Ltd	5.880	01/23/21	4,500
1,838,000		Teck Resources Ltd	10.750	05/15/19	2,315

		TOTAL MATERIALS			171,462

MEDIA - 1.1%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	3,161
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	1,174
6,500,000		Comcast Corp	5.650	06/15/35	6,562
3,475,000		Comcast Corp	6.400	03/01/40	3,864
1,455,000	g	CSC Holdings LLC	8.500	04/15/14	1,602

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,740,000		DIRECTV Holdings LLC	7.630%	05/15/16	$5,285
9,750,000		DIRECTV Holdings LLC	5.200	03/15/20	10,553
3,000,000		DIRECTV Holdings LLC	6.000	08/15/40	3,098
5,000,000		DISH DBS Corp	7.880	09/01/19	5,381
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,568
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,093
375,000		Lamar Media Corp	6.630	08/15/15	380
2,160,000		Lamar Media Corp	7.880	04/15/18	2,268
8,700,000	g	NBC Universal, Inc	5.150	04/30/20	9,395
14,000,000	g	NBC Universal, Inc	4.380	04/01/21	14,172
6,750,000	g	NBC Universal, Inc	5.950	04/01/41	6,943
1,365,000		Nielsen Finance LLC	7.750	10/15/18	1,355
3,000,000		Nielsen Finance LLC	10.000	08/01/14	3,154
1,425,000		Nielsen Finance LLC	12.500	08/01/16	1,427
5,495,000		Time Warner Cable, Inc	6.200	07/01/13	6,190
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,773
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,491
3,000,000		Time Warner, Inc	3.150	07/15/15	3,110
3,825,000		Time Warner, Inc	6.500	11/15/36	4,290
3,875,000		Viacom, Inc	4.380	09/15/14	4,206

		TOTAL MEDIA			120,495

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
1,550,000		Abbott Laboratories	5.600	05/15/11	1,600
8,100,000		Abbott Laboratories	4.130	05/27/20	8,815
3,975,000		Abbott Laboratories	5.300	05/27/40	4,314
9,575,000		Amgen, Inc	3.450	10/01/20	9,640
6,170,000		Eli Lilly & Co	3.550	03/06/12	6,412
3,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	4,455
4,000,000		Johnson & Johnson	5.850	07/15/38	4,858
2,435,000		Life Technologies Corp	3.380	03/01/13	2,505
1,550,000		Life Technologies Corp	4.400	03/01/15	1,653
1,500,000	g	Mylan, Inc	7.880	07/15/20	1,607
3,750,000		Novartis Capital Corp	4.130	02/10/14	4,095
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,632
2,715,000		Novartis Capital Corp	4.400	04/24/20	3,015
3,230,000		Pfizer, Inc	5.350	03/15/15	3,727
7,150,000		Pfizer, Inc	6.200	03/15/19	8,803
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,168
5,315,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	5,560

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			91,859

REAL ESTATE - 0.5%
2,310,000		AMB Property LP	4.500	08/15/17	2,335
1,915,000	g	BioMed Realty LP	6.130	04/15/20	2,084
1,610,000		Boston Properties LP	5.880	10/15/19	1,799
1,875,000		Boston Properties LP	2.880	02/15/37	1,894
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,709
1,525,000		Brandywine Operating Partnership LP	5.700	05/01/17	1,544
4,500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	5,063
2,325,000		Developers Diversified Realty Corp	7.500	04/01/17	2,416
3,460,000		Developers Diversified Realty Corp	7.880	09/01/20	3,585
2,700,000	g	Digital Realty Trust LP	4.500	07/15/15	2,788

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$255,000		Federal Realty Investment Trust	5.650%	06/01/16	$283
700,000		Federal Realty Investment Trust	5.900	04/01/20	778
2,675,000		Health Care REIT, Inc	4.700	09/15/17	2,703
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,646
840,000		Kimco Realty Corp	5.700	05/01/17	922
2,850,000		Liberty Property LP	4.750	10/01/20	2,870
1,480,000		Mack-Cali Realty Corp	7.750	08/15/19	1,761
915,000		National Retail Properties, Inc	6.880	10/15/17	1,038
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	976
1,485,000		ProLogis	7.630	08/15/14	1,605
385,000		ProLogis	5.750	04/01/16	380
1,540,000		ProLogis	5.630	11/15/16	1,483
2,325,000		Realty Income Corp	5.950	09/15/16	2,573
3,875,000		Realty Income Corp	5.750	01/15/21	4,108
2,325,000		Regency Centers LP	5.250	08/01/15	2,504
225,000		Regency Centers LP	5.880	06/15/17	244
800,000		Simon Property Group LP	5.250	12/01/16	894
3,040,000		Simon Property Group LP	10.350	04/01/19	4,248
1,000,000		Simon Property Group LP	4.380	03/01/21	1,014
1,750,000	g,i	USB Realty Corp	6.090	12/30/49	1,295
3,750,000		Washington Real Estate Investment Trust	4.950	10/01/20	3,762

		TOTAL REAL ESTATE			62,304

RETAILING - 0.5%
5,250,000	g	Ace Hardware Corp	9.130	06/01/16	5,604
7,750,000		Advance Auto Parts, Inc	5.750	05/01/20	8,359
650,000		Home Depot, Inc	3.950	09/15/20	663
3,900,000		Home Depot, Inc	5.880	12/16/36	4,158
4,700,000		JC Penney Corp, Inc	5.750	02/15/18	4,841
1,925,000		JC Penney Corp, Inc	5.650	06/01/20	1,961
9,317,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	9,923
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,364
2,000,000	g	QVC, Inc	7.500	10/01/19	2,090
3,875,000		Staples, Inc	9.750	01/15/14	4,798
1,925,000		TJX Cos, Inc	6.950	04/15/19	2,448
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	928
3,750,000		Wal-Mart Stores, Inc	5.250	09/01/35	4,016
4,000,000		Wal-Mart Stores, Inc	5.630	04/01/40	4,531

		TOTAL RETAILING			57,684

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,838,000		Analog Devices, Inc	5.000	07/01/14	4,218
2,150,000		National Semiconductor Corp	3.950	04/15/15	2,255

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,473

SOFTWARE & SERVICES - 0.3%
3,825,000		Adobe Systems, Inc	3.250	02/01/15	4,003
7,750,000		Microsoft Corp	0.880	09/27/13	7,761
10,625,000		Microsoft Corp	1.630	09/25/15	10,632
4,750,000		Microsoft Corp	3.000	10/01/20	4,738
3,925,000		Oracle Corp	3.750	07/08/14	4,277
3,100,000		Oracle Corp	5.750	04/15/18	3,686
3,750,000	g	Oracle Corp	3.880	07/15/20	3,926

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		Sungard Data Systems, Inc	9.130%	08/15/13	$2,043
1,310,000		Sungard Data Systems, Inc	10.250	08/15/15	1,379
7,500,000		Symantec Corp	2.750	09/15/15	7,573

		TOTAL SOFTWARE & SERVICES			50,018

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
1,700,000		Agilent Technologies, Inc	2.500	07/15/13	1,734
4,000,000		Amphenol Corp	4.750	11/15/14	4,340
1,000,000		Brocade Communications Systems, Inc	6.880	01/15/20	1,050
10,685,000		Cisco Systems, Inc	4.450	01/15/20	11,740
3,300,000		General Electric Co	5.250	12/06/17	3,714
7,525,000		Hewlett-Packard Co	4.250	02/24/12	7,889
2,550,000		Hewlett-Packard Co	2.950	08/15/12	2,659
5,250,000		Hewlett-Packard Co	4.750	06/02/14	5,885
7,325,000		International Business Machines Corp	1.000	08/05/13	7,350
3,150,000		International Game Technology	7.500	06/15/19	3,744
4,450,000		L-3 Communications Corp	6.380	10/15/15	4,588
2,255,000		L-3 Communications Corp	5.200	10/15/19	2,438
2,000,000		NII Capital Corp	8.880	12/15/19	2,223
3,600,000		Xerox Corp	8.250	05/15/14	4,316
5,000,000		Xerox Corp	4.250	02/15/15	5,369
2,075,000		Xerox Corp	5.630	12/15/19	2,322

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			71,361

TELECOMMUNICATION SERVICES - 1.6%
2,400,000		America Movil SAB de C.V.	5.000	03/30/20	2,588
4,000,000		America Movil SAB de C.V.	6.130	03/30/40	4,453
2,500,000		AT&T, Inc	2.500	08/15/15	2,547
2,000,000		AT&T, Inc	6.150	09/15/34	2,189
3,625,000		AT&T, Inc	6.500	09/01/37	4,194
11,500,000		AT&T, Inc	6.300	01/15/38	12,989
3,886,000	g	AT&T, Inc	5.350	09/01/40	3,904
2,500,000	g	Axtel SAB de C.V.	9.000	09/22/19	2,306
1,745,000		BellSouth Capital Funding Corp	7.880	02/15/30	2,177
13,125,000		BellSouth Corp	5.200	09/15/14	14,760
14,950,000		Cellco Partnership	3.750	05/20/11	15,248
1,025,000		Cellco Partnership	5.550	02/01/14	1,159
13,850,000		Cellco Partnership	8.500	11/15/18	18,860
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,601
8,500,000		France Telecom S.A.	2.130	09/16/15	8,559
4,500,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	4,601
2,500,000	g	Indosat Palapa Co	7.380	07/29/20	2,756
3,500,000	g	MTS International Funding Ltd	8.630	06/22/20	4,008
4,000,000		New Cingular Wireless Services, Inc	7.880	03/01/11	4,119
3,000,000	g	Qwest Communications International, Inc	7.130	04/01/18	3,150
3,000,000		Qwest Corp	8.880	03/15/12	3,293
3,280,000	g	Sable International Finance Ltd	7.750	02/15/17	3,460
2,000,000		SBA Telecommunications, Inc	8.000	08/15/16	2,150
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,210
3,075,000		Telecom Italia Capital S.A.	6.180	06/18/14	3,391
2,825,000		Telecom Italia Capital S.A.	7.000	06/04/18	3,245
6,275,000		Telecom Italia Capital S.A.	7.180	06/18/19	7,365
7,465,000		Telefonica Emisiones SAU	5.130	04/27/20	8,121

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,500,000		Telefonos de Mexico SAB de C.V.	5.500%	11/15/19	$4,919
8,728,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	8,837
5,550,000		Verizon Communications, Inc	4.350	02/15/13	5,984
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,953
3,875,000		Verizon Communications, Inc	6.250	04/01/37	4,379
2,900,000		Verizon Communications, Inc	6.400	02/15/38	3,354
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,545
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	6,963
4,500,000		Virgin Media Finance plc	9.500	08/15/16	5,085
735,000	g	Windstream Corp	8.130	09/01/18	761

		TOTAL TELECOMMUNICATION SERVICES			201,183

TRANSPORTATION - 0.5%
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,911
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	3,932
7,650,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	8,402
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	2,749
7,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	7,725
4,500,000	g	DP World Ltd	6.850	07/02/37	4,209
2,325,000		Embraer Overseas Ltd	6.380	01/15/20	2,546
3,890,000	g	ERAC USA Finance LLC	5.250	10/01/20	4,155
2,640,000	g	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,838
3,875,000	g	Meccanica Holdings USA	6.250	01/15/40	3,855
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,893
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,279
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,277
3,948,438		Totem Ocean Trailer Express, Inc	4.510	12/18/19	4,401
1,500,000		Union Pacific Corp	6.500	04/15/12	1,619
6,375,000		Union Pacific Corp	5.130	02/15/14	7,076

		TOTAL TRANSPORTATION			64,867

UTILITIES - 2.1%
259,000	g	AES Corp	8.750	05/15/13	263
2,250,000		AGL Capital Corp	5.250	08/15/19	2,396
2,000,000		AGL Capital Corp	6.000	10/01/34	2,108
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,865
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,149
4,500,000		Carolina Power & Light Co	5.130	09/15/13	4,997
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,520
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,109
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,478
4,250,000		CenterPoint Energy Resources Corp	7.880	04/01/13	4,894
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,005
4,375,000	g	Colbun S.A.	6.000	01/21/20	4,614
1,325,000		Commonwealth Edison Co	4.000	08/01/20	1,389
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	4,683
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,151
1,500,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,646
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	3,943
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	3,691
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,764
4,500,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	4,844
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	8,132

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,400,000		Duke Energy Carolinas LLC	4.300%	06/15/20	$1,544
4,000,000		FirstEnergy Solutions Corp	4.800	02/15/15	4,299
4,000,000		FirstEnergy Solutions Corp	6.050	08/15/21	4,273
2,000,000		Florida Power Corp	6.400	06/15/38	2,474
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,526
5,000,000		Georgia Power Co	5.400	06/01/40	5,398
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,140
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,220
2,460,000	g	Kazatomprom	6.250	05/20/15	2,657
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	3,039
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,678
3,850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	4,163
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	1,848
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	6,693
2,092,000		Mirant North America LLC	7.380	12/31/13	2,155
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,236
2,800,000		Nevada Power Co	6.500	08/01/18	3,388
3,500,000		Nevada Power Co	6.650	04/01/36	4,191
3,250,000		Nevada Power Co	5.380	09/15/40	3,352
3,250,000		NiSource Finance Corp	10.750	03/15/16	4,293
3,500,000		NRG Energy, Inc	7.250	02/01/14	3,592
2,850,000	g	Oncor Electric Delivery Co LLC	5.250	09/30/40	2,903
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,347
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,975
2,750,000		PacifiCorp	6.000	01/15/39	3,239
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,835
6,750,000		PG&E Corp	5.750	04/01/14	7,590
750,000		Potomac Electric Power Co	7.900	12/15/38	1,086
4,500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	5,535
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,742
2,000,000		Public Service Co of Colorado	7.880	10/01/12	2,261
2,825,000		Public Service Co of Colorado	4.880	03/01/13	3,078
2,500,000		Public Service Co of Colorado	5.500	04/01/14	2,824
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,627
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,016
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,119
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	1,930
3,100,000		San Diego Gas & Electric Co	5.350	05/15/40	3,480
4,000,000		Sempra Energy	6.000	10/15/39	4,517
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,177
2,600,000		Veolia Environnement	5.250	06/03/13	2,834
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,868
3,000,000		Williams Partners LP	3.800	02/15/15	3,157
5,350,000		Williams Partners LP	5.250	03/15/20	5,816
6,200,000		Williams Partners LP	6.300	04/15/40	6,834
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	3,367

		TOTAL UTILITIES			268,957

		TOTAL CORPORATE BONDS			3,744,824

		(Cost $3,489,985)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 62.3%
AGENCY SECURITIES - 5.5%
		Federal Farm Credit Bank (FFCB)
$31,850,000		FFCB	2.630%	04/21/11	$32,263
7,250,000		FFCB	5.380	07/18/11	7,542
9,750,000		FFCB	1.380	06/25/13	9,922
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	09/16/11	3,097
15,000,000		FHLB	1.880	06/21/13	15,456
		Federal Home Loan Mortgage Corp (FHLMC)
22,500,000		FHLMC	5.250	07/18/11	23,390
5,000,000		FHLMC	1.750	06/15/12	5,108
15,000,000		FHLMC	5.500	08/20/12	16,401
8,600,000		FHLMC	2.130	09/21/12	8,868
5,000,000		FHLMC	4.130	12/21/12	5,383
6,000,000		FHLMC	3.500	05/29/13	6,436
27,600,000		FHLMC	2.500	04/23/14	29,012
20,000,000		FHLMC	3.000	07/28/14	21,391
1,138,426		FHLMC	5.750	12/15/18	1,200
		Federal National Mortgage Association (FNMA)
19,400,000		FNMA	1.380	04/28/11	19,523
8,000,000		FNMA	5.000	10/15/11	8,386
20,000,000		FNMA	2.000	01/09/12	20,405
2,000,000		FNMA	1.130	07/30/12	2,022
10,000,000		FNMA	3.630	02/12/13	10,693
20,500,000		FNMA	1.250	08/20/13	20,740
24,500,000		FNMA	2.750	02/05/14	25,924
76,000,000		FNMA	2.750	03/13/14	80,490
25,500,000		FNMA	2.500	05/15/14	26,759
23,500,000		FNMA	3.000	09/16/14	25,125
35,000,000		FNMA	2.630	11/20/14	36,899
23,272,307		AMAL Ltd	3.470	08/21/21	24,452
5,105,466		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,649
3,500,000		European Investment Bank	4.880	02/15/36	3,903
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,286
5,000,000		International Finance Corp	5.130	05/02/11	5,141
1,794,024		Overseas Private Investment Corp	3.420	01/15/15	1,891
24,144,538		Premier Aircraft Leasing	3.580	02/06/22	25,310
13,000,000		Private Export Funding Corp	4.900	12/15/11	13,705
25,000,000		Private Export Funding Corp	3.550	04/15/13	26,738
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,692
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,928
17,000,000		Private Export Funding Corp	5.450	09/15/17	20,448
10,000,000		Private Export Funding Corp	4.380	03/15/19	11,252
20,000,000		Private Export Funding Corp	4.300	12/15/21	21,985
9,322,157		San Clemente Leasing LLC	3.590	08/27/21	10,206
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,585

		TOTAL AGENCY SECURITIES			680,606

FOREIGN GOVERNMENT BONDS - 4.3%
2,270,000	g	Arab Republic of Egypt	5.750	04/29/20	2,432
3,200,000	g	Bahrain Government International Bond	5.500	03/31/20	3,352
5,300,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	6,115
4,500,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	4,854

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,675,000		Banque Centrale de Tunisie	8.250%	09/19/27	$2,119
4,163,000	g	Belgium Government International Bond	2.880	09/15/14	4,312
3,750,000		Belgium Kingdom	2.750	03/05/15	3,877
5,460,000		Brazilian Government International Bond	5.880	01/15/19	6,402
6,920,000		Brazilian Government International Bond	4.880	01/22/21	7,595
825,000		Brazilian Government International Bond	7.130	01/20/37	1,085
4,500,000		Brazilian Government International Bond	5.630	01/07/41	4,939
12,200,000		Canada Government International Bond	2.380	09/10/14	12,783
6,300,000		Chile Government International Bond	3.880	08/05/20	6,535
4,500,000		Colombia Government International Bond	6.130	01/18/41	5,153
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/29	4,725
15,000,000		Council Of Europe Development Bank	2.750	02/10/15	15,833
4,370,000	g	Croatia Government International Bond	6.630	07/14/20	4,725
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,570
3,750,000	g	Dominican Republic International Bond	7.500	05/06/21	4,224
4,660,000		Eksportfinans A/S	5.000	02/14/12	4,933
15,350,000		Export Development Canada	2.250	05/28/15	15,951
3,196,000		Export-Import Bank of Korea	5.880	01/14/15	3,572
7,450,000		Export-Import Bank of Korea	4.130	09/09/15	7,825
5,000,000		Export-Import Bank of Korea	5.130	06/29/20	5,384
9,895,000		Federative Republic of Brazil	6.000	01/17/17	11,528
3,583,333		Federative Republic of Brazil	8.000	01/15/18	4,284
4,400,000		Italy Government International Bond	5.380	06/12/17	4,858
4,000,000		Italy Government International Bond	6.880	09/27/23	4,852
3,330,000		Korea Development Bank	3.250	03/09/16	3,334
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	17,662
12,000,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	13,248
5,000,000	g	Lithuania Government International Bond	5.130	09/14/17	4,939
1,000,000		Mexico Government International Bond	6.380	01/16/13	1,114
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,603
3,592,000		Mexico Government International Bond	6.050	01/11/40	4,113
4,500,000		Panama Government International Bond	6.700	01/26/36	5,524
2,435,000		Peruvian Government International Bond	7.130	03/30/19	3,050
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,557
2,500,000		Peruvian Government International Bond	6.550	03/14/37	3,031
3,600,000		Poland Government International Bond	3.880	07/16/15	3,745
8,385,000		Poland Government International Bond	6.380	07/15/19	9,879
7,000,000	g	Portugal Government International Bond	3.500	03/25/15	6,691
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,702
2,500,000	g	Province of Cordoba	12.380	08/17/17	2,519
7,400,000		Province of Manitoba Canada	5.000	02/15/12	7,845
3,000,000		Province of Manitoba Canada	2.130	04/22/13	3,104
12,000,000		Province of Nova Scotia Canada	2.380	07/21/15	12,351
20,000,000		Province of Ontario Canada	2.630	01/20/12	20,506
27,400,000		Province of Ontario Canada	4.100	06/16/14	30,100
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,670
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,208
10,000,000		Province of Ontario Canada	4.000	10/07/19	10,795
13,000,000		Province of Ontario Canada	4.400	04/14/20	14,377
2,250,000		Province of Quebec Canada	5.130	11/14/16	2,631
8,835,000		Province of Quebec Canada	4.630	05/14/18	10,064
22,500,000		Province of Quebec Canada	3.500	07/29/20	23,051
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,742

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000		Qatar Government International Bond	5.250%	01/20/20	$3,300
230,000	g	Qatar Govt International Bond	4.000	01/20/15	243
2,700,000		Republic of Hungary	6.250	01/29/20	2,899
4,500,000		Republic of Korea	5.750	04/16/14	5,045
2,250,000	g	Republic of Lithuania	6.750	01/15/15	2,439
3,866,667		Republic of Serbia	6.750	11/01/24	3,770
4,500,000		Republic of Turkey	7.500	07/14/17	5,456
7,000,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	7,053
3,500,000	g	Russian Foreign Bond-Eurobond	5.000	04/29/20	3,647
4,502,000		South Africa Government International Bond	6.880	05/27/19	5,504
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,911
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,732
4,500,000		Turkey Government International Bond	5.630	03/30/21	4,905
3,500,000	g	Ukraine Government International Bond	6.880	09/23/15	3,513
3,500,000	g	Ukraine Government International Bond	7.750	09/23/20	3,513
2,180,000		United Mexican States	5.880	02/17/14	2,463
3,500,000		United Mexican States	5.950	03/19/19	4,107
500,000		United Mexican States	5.130	01/15/20	559
4,500,000		Uruguay Government International Bond	6.880	09/28/25	5,411

		TOTAL FOREIGN GOVERNMENT BONDS			543,442

MORTGAGE BACKED - 30.7%
		Federal Home Loan Mortgage Corp (FHLMC)
6,354,097	i	FHLMC	2.640	02/01/36	6,606
6,535,164	i	FHLMC	5.810	07/01/36	6,901
4,790,729	i	FHLMC	3.050	09/01/36	5,012
5,523,060	i	FHLMC	5.910	09/01/36	5,833
3,955,365	i	FHLMC	5.930	09/01/36	4,191
4,191,098	i	FHLMC	6.000	09/01/36	4,438
12,598,819	i	FHLMC	5.740	02/01/37	13,502
11,951,522	i	FHLMC	5.560	03/01/37	12,671
10,497,281	i	FHLMC	5.880	04/01/37	11,237
777,014	i	FHLMC	5.720	05/01/37	833
8,261,666	i	FHLMC	5.610	06/01/37	8,796
6,081,312	i	FHLMC	5.650	08/01/37	6,495
6,691,340	i	FHLMC	5.690	09/01/37	7,142
		Federal Home Loan Mortgage Corp Gold (FGLMC)
14,899		FGLMC	6.000	04/01/11	15
176,429		FGLMC	7.000	07/01/13	187
964,207		FGLMC	6.500	12/01/16	1,037
8,005,030		FGLMC	5.000	09/01/18	8,544
3,445,491		FGLMC	4.500	10/01/18	3,660
2,036,778		FGLMC	4.500	11/01/18	2,163
1,959,991		FGLMC	5.500	01/01/19	2,120
942,239		FGLMC	4.000	06/01/19	998
4,367,465		FGLMC	4.500	01/01/20	4,640
2,961,296		FGLMC	4.500	07/01/20	3,123
2,146,556		FGLMC	4.500	08/01/20	2,281
300,361		FGLMC	7.000	10/01/20	337
31,497,563		FGLMC	4.500	06/01/21	33,397
10,123,662		FGLMC	4.500	06/01/21	10,734
4,224,949		FGLMC	5.000	04/01/23	4,483
49,091		FGLMC	7.000	05/01/23	55

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$767,200	FGLMC	6.000%	10/01/23	$840
617,477	FGLMC	6.000	11/01/23	676
14,103,092	FGLMC	4.000	07/01/24	14,743
5,046,885	FGLMC	4.500	09/01/24	5,310
33,000,000	FGLMC	5.000	10/15/25	34,995
135,335	FGLMC	8.000	01/01/31	156
72,966	FGLMC	7.000	11/01/31	83
172,387	FGLMC	7.000	12/01/31	196
86,643	FGLMC	7.000	12/01/31	98
271,184	FGLMC	7.000	12/01/31	308
6,621	FGLMC	7.000	01/01/32	8
372,162	FGLMC	8.000	02/01/32	428
6,630,103	FGLMC	4.500	07/01/33	6,975
3,171,424	FGLMC	5.500	11/01/33	3,434
15,555,514	FGLMC	5.500	12/01/33	16,704
3,861,936	FGLMC	5.500	12/01/33	4,145
20,694,644	FGLMC	7.000	12/01/33	23,470
48,797,744	FGLMC	5.000	01/01/34	51,706
10,100,329	FGLMC	5.000	05/01/34	10,686
6,054,693	FGLMC	6.000	09/01/34	6,601
20,388,788	FGLMC	4.500	10/01/34	21,450
1,608,765	FGLMC	5.500	12/01/34	1,723
8,286,573	FGLMC	4.500	04/01/35	8,710
2,910,053	FGLMC	6.000	05/01/35	3,194
1,662,194	FGLMC	6.000	05/01/35	1,824
2,385,627	FGLMC	6.000	05/01/35	2,611
2,926,040	FGLMC	6.000	05/01/35	3,208
5,489,666	FGLMC	6.000	05/01/35	6,001
3,456,897	FGLMC	6.000	05/01/35	3,784
8,397,378	FGLMC	7.000	05/01/35	9,524
1,625,887	FGLMC	5.500	06/01/35	1,736
1,635,154	FGLMC	5.500	06/01/35	1,746
5,182,027	FGLMC	5.500	06/01/35	5,532
18,070,397	FGLMC	5.500	06/01/35	19,292
3,190,797	FGLMC	6.000	06/01/35	3,497
14,673,390	FGLMC	4.500	08/01/35	15,373
1,652,504	FGLMC	5.000	10/01/35	1,746
449,941	FGLMC	6.500	11/01/35	503
2,185,807	FGLMC	6.000	01/01/36	2,355
4,125,808	FGLMC	5.000	02/01/36	4,360
1,753,827	FGLMC	5.500	04/01/36	1,874
1,644,259	FGLMC	6.500	05/01/36	1,796
10,171,074	FGLMC	6.500	10/01/36	11,107
17,629,877	FGLMC	5.500	04/01/37	18,713
28,406,139	FGLMC	5.500	05/01/37	30,151
9,455,952	FGLMC	6.000	08/01/37	10,225
4,148,350	FGLMC	6.000	09/01/37	4,485
6,844,822	FGLMC	6.500	11/01/37	7,464
19,461,234	FGLMC	5.000	04/01/38	20,576
15,852,340	FGLMC	6.000	11/01/38	17,007
14,599,899	FGLMC	4.500	05/01/39	15,200
18,079,196	FGLMC	4.000	06/01/39	18,560
11,003,094	FGLMC	5.000	07/01/39	11,566

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$100,000,000	FGLMC	5.000%	11/15/40	$104,906
49,000,000	FGLMC	5.500	11/15/40	51,925
9,000,000	FGLMC	6.000	11/15/40	9,637
	Federal National Mortgage Association (FNMA)
1,156	FNMA	8.000	06/01/11	1
723	FNMA	8.000	07/01/11	1
125,292	FNMA	5.000	06/01/13	133
2,660,821	FNMA	4.440	07/01/13	2,841
3,543,067	FNMA	4.760	10/01/13	3,730
1,366,260	FNMA	4.780	02/01/14	1,489
5,282,878	FNMA	4.440	04/01/14	5,712
1,531,794	FNMA	4.570	01/01/15	1,658
279,200	FNMA	7.500	02/01/15	303
696,034	FNMA	7.500	04/01/15	755
558,909	FNMA	7.500	04/01/15	593
61,709	FNMA	6.500	03/01/16	67
22,338	FNMA	6.500	04/01/16	24
495,338	FNMA	6.500	10/01/16	537
354,926	FNMA	6.500	11/01/16	385
4,440,070	FNMA	5.000	12/01/17	4,739
1,058,549	FNMA	6.500	02/01/18	1,150
3,082,629	FNMA	5.500	03/01/18	3,343
7,379,380	FNMA	5.500	04/01/18	8,002
611,479	FNMA	5.500	04/01/18	663
764,572	FNMA	6.500	04/01/18	831
192,752	FNMA	5.500	05/01/18	209
11,404,381	FNMA	4.500	12/01/18	12,113
394,042	FNMA	6.000	01/01/19	427
80,218	FNMA	6.000	02/01/19	87
6,805,686	FNMA	5.000	04/01/19	7,268
3,688,518	FNMA	4.500	06/01/19	3,918
5,106,118	FNMA	5.000	03/01/20	5,449
2,501,749	FNMA	5.500	07/01/20	2,705
1,750,171	FNMA	4.500	11/01/20	1,859
5,182,158	FNMA	5.000	12/01/20	5,527
7,598,587	FNMA	5.000	03/01/21	8,110
4,748,357	FNMA	5.500	08/01/21	5,116
7,034,839	FNMA	4.500	03/01/23	7,407
106,630	FNMA	8.000	03/01/23	122
15,791,127	FNMA	4.500	06/01/23	16,627
13,806,443	FNMA	5.000	07/01/23	14,649
11,178,716	FNMA	5.000	07/01/23	11,861
53,000,000	FNMA	5.000	10/25/23	56,201
4,114,939	FNMA	5.000	12/01/23	4,372
1,147,991	FNMA	5.500	02/01/24	1,236
14,648,531	FNMA	4.000	05/01/24	15,313
2,227,855	FNMA	5.500	07/01/24	2,399
330,360	FNMA	8.000	07/01/24	381
4,527,395	FNMA	4.500	08/01/24	4,766
3,091,379	FNMA	5.500	08/01/24	3,329
18,424,904	FNMA	4.000	09/01/24	19,261
10,816,213	FNMA	5.000	10/01/25	11,464
31,000,000	FNMA	4.000	10/25/25	32,356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$22,000,000	FNMA	4.500%	10/25/25	$23,134
72,377	FNMA	9.000	11/01/25	84
5,515,861	FNMA	6.500	07/01/32	6,155
249,419	FNMA	7.000	07/01/32	283
627,048	FNMA	7.000	07/01/32	712
7,498,010	FNMA	5.500	01/01/33	8,061
9,086,689	FNMA	6.000	01/01/33	9,899
1,170,169	FNMA	5.000	02/01/33	1,242
4,757,552	FNMA	4.500	08/01/33	5,010
4,437,033	FNMA	5.000	08/01/33	4,711
7,617,121	FNMA	4.500	10/01/33	8,022
4,231,590	FNMA	5.000	10/01/33	4,493
2,618,128	FNMA	5.000	10/01/33	2,780
1,191,649	FNMA	5.000	10/01/33	1,265
35,984,138	FNMA	5.000	11/01/33	38,207
678,118	FNMA	5.000	11/01/33	720
7,460,236	FNMA	5.000	11/01/33	7,921
6,615,558	FNMA	5.000	11/01/33	7,024
6,229,504	FNMA	5.500	12/01/33	6,742
808,303	FNMA	5.500	12/01/33	868
2,036,497	FNMA	5.500	12/01/33	2,188
1,889,067	FNMA	5.000	03/01/34	2,006
4,728,309	FNMA	5.000	03/01/34	5,020
1,644,278	FNMA	5.000	03/01/34	1,746
12,615,227	FNMA	5.000	03/01/34	13,395
1,504,216	FNMA	5.000	03/01/34	1,597
5,327,259	FNMA	5.500	03/01/34	5,774
12,104,093	FNMA	5.000	04/01/34	12,825
47,331,540	FNMA	5.000	08/01/34	50,081
7,004,157	FNMA	6.000	08/01/34	7,681
3,568,692	FNMA	5.500	09/01/34	3,868
2,377,636	FNMA	5.500	09/01/34	2,579
2,113,829	FNMA	5.500	10/01/34	2,291
2,153,901	FNMA	5.500	10/01/34	2,337
2,098,863	FNMA	6.000	12/01/34	2,291
4,752,305	FNMA	5.500	01/01/35	5,109
49,490,302	FNMA	5.500	02/01/35	53,174
3,265,654	FNMA	5.500	04/01/35	3,570
4,551,737	FNMA	6.000	04/01/35	4,969
12,494,089	FNMA	4.500	05/01/35	13,158
14,833,022	FNMA	5.500	05/01/35	15,863
4,959,572	FNMA	6.000	05/01/35	5,394
2,442,628	FNMA	5.500	06/01/35	2,612
1,771,708	FNMA	5.500	06/01/35	1,895
3,604,255	FNMA	5.500	06/01/35	3,855
781,692	FNMA	5.500	06/01/35	836
815,567	FNMA	5.500	06/01/35	882
114,399	FNMA	7.500	06/01/35	129
1,425,487	FNMA	5.500	07/01/35	1,524
2,377,498	FNMA	6.000	07/01/35	2,583
7,303,151	FNMA	4.500	08/01/35	7,671
9,763,887	FNMA	5.000	08/01/35	10,321
9,391,317	FNMA	5.500	09/01/35	10,269

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,040,278		FNMA	5.000%	10/01/35	$10,613
5,579,267		FNMA	5.500	11/01/35	5,967
10,859,585		FNMA	5.000	02/01/36	11,480
4,949,730	i	FNMA	5.630	02/01/36	5,210
20,557,816		FNMA	6.000	03/01/36	22,204
3,961,775		FNMA	5.000	04/01/36	4,181
2,788,601	i	FNMA	5.900	07/01/36	2,953
4,251,310		FNMA	6.500	09/01/36	4,656
8,050,223		FNMA	6.000	12/01/36	8,695
7,217,268		FNMA	6.500	03/01/37	7,967
259,315		FNMA	6.500	03/01/37	283
4,841,407		FNMA	7.000	04/01/37	5,398
8,859,519		FNMA	6.500	08/01/37	9,678
2,643,934		FNMA	6.500	08/01/37	2,915
5,278,389		FNMA	6.000	09/01/37	5,821
5,544,711		FNMA	6.000	09/01/37	6,114
3,292,999		FNMA	6.000	09/01/37	3,630
4,261,177		FNMA	6.000	09/01/37	4,697
8,851,795		FNMA	6.500	09/01/37	9,669
7,249,905		FNMA	6.500	09/01/37	7,920
4,071,746		FNMA	6.500	09/01/37	4,448
7,414,510		FNMA	6.500	09/01/37	8,099
1,064,296		FNMA	6.500	09/01/37	1,165
13,230,484	i	FNMA	5.870	10/01/37	14,170
2,783,884		FNMA	7.000	11/01/37	3,104
858,141		FNMA	6.500	01/01/38	937
305,038		FNMA	6.500	02/01/38	334
5,188,453		FNMA	6.500	03/01/38	5,663
373,835		FNMA	6.500	03/01/38	408
1,288,693		FNMA	6.500	03/01/38	1,407
4,903,925		FNMA	5.000	04/01/38	5,166
8,669,655		FNMA	5.000	05/01/38	9,133
18,320,856		FNMA	6.000	07/01/38	19,713
8,206,686	i	FNMA	4.930	10/01/38	8,729
31,522,795		FNMA	6.000	10/01/38	33,919
13,307,950		FNMA	4.500	01/01/39	13,882
8,880,474		FNMA	5.500	01/01/39	9,448
9,291,368		FNMA	6.000	01/01/39	9,986
7,386,795		FNMA	6.000	01/01/39	7,939
12,816,779		FNMA	4.500	02/01/39	13,370
23,583,333		FNMA	4.500	02/01/39	24,601
8,489,679		FNMA	5.500	02/01/39	9,032
10,374,846		FNMA	4.000	04/01/39	10,760
18,382,127		FNMA	4.500	05/01/39	19,166
14,593,812		FNMA	4.500	08/01/39	15,216
86,052,682		FNMA	4.500	09/01/40	89,710
58,007,357		FNMA	4.500	09/01/40	60,473
22,000,000		FNMA	3.500	11/25/40	22,100
143,000,000		FNMA	4.000	11/25/40	146,575
250,000,000		FNMA	4.500	11/25/40	259,765
113,000,000		FNMA	5.000	11/25/40	118,827
217,000,000		FNMA	5.500	11/25/40	230,461
297,000,000		FNMA	6.000	11/25/40	318,624

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	FNMA	6.500%	11/25/40	$27,211
	Government National Mortgage Association (GNMA)
22,038	GNMA	9.000	06/15/16	24
4,668	GNMA	9.000	09/15/16	5
8,976	GNMA	9.000	09/15/16	10
13,144	GNMA	9.000	11/15/16	13
6,696	GNMA	9.000	12/15/16	7
9,288	GNMA	9.000	12/15/16	9
97,727	GNMA	9.500	12/15/16	109
46,111	GNMA	8.000	06/15/24	54
71,054	GNMA	8.500	11/20/30	85
74,201	GNMA	8.500	12/20/30	89
3,311,329	GNMA	5.500	07/15/33	3,581
1,661,630	GNMA	5.500	11/20/33	1,796
6,267,401	GNMA	5.500	03/20/35	6,760
3,770,326	GNMA	5.500	12/20/35	4,067
2,601,624	GNMA	6.000	10/20/36	2,833
2,720,148	GNMA	6.000	01/20/37	2,956
7,500,153	GNMA	6.000	02/20/37	8,150
7,747,741	GNMA	6.000	12/15/37	8,422
10,745,109	GNMA	5.000	04/15/38	11,459
13,498,477	GNMA	5.500	07/15/38	14,531
11,470,814	GNMA	5.500	07/20/38	12,334
3,801,473	GNMA	6.000	08/15/38	4,131
3,846,921	GNMA	6.000	08/20/38	4,180
79,000,000	GNMA	5.500	10/15/38	84,925
4,975,537	GNMA	6.500	11/20/38	5,464
13,715,278	GNMA	4.500	03/15/39	14,456
15,562,527	GNMA	4.500	05/15/39	16,403
7,019,539	GNMA	5.000	06/15/39	7,533
6,461,524	GNMA	5.000	06/15/39	6,935
16,191,349	GNMA	4.500	07/20/39	17,087
5,593,970	GNMA	5.000	07/20/39	5,976
5,849,869	GNMA	4.000	08/15/39	6,060
140,000,000	GNMA	4.500	10/15/39	147,263
152,000,000	GNMA	5.000	10/15/39	161,833
40,000,000	GNMA	6.000	10/15/39	43,400
50,000,000	GNMA	5.000	10/20/40	53,328
10,248,422	GNMA	6.230	09/15/43	11,016
7,965,603	GNMA	6.500	01/15/44	8,915

	TOTAL MORTGAGE BACKED			3,834,460

MUNICIPAL BONDS - 0.5%
2,000,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,177
13,000,000	Grant County Public Utility District No 2	5.630	01/01/27	14,147
13,000,000	Long Island Power Authority	5.850	05/01/41	13,267
16,100,000	State of California	7.630	03/01/40	17,708
15,250,000	State of Illinois	6.730	04/01/35	15,243

	TOTAL MUNICIPAL BONDS			62,542

U.S. TREASURY SECURITIES - 21.3%
354,572,000	United States Treasury Bond	8.000	11/15/21	534,795
22,000,000	United States Treasury Bond	6.380	08/15/27	31,082

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$49,175,000		United States Treasury Bond	5.250%	02/15/29	$62,145
111,861,000		United States Treasury Bond	5.380	02/15/31	144,021
677,000		United States Treasury Bond	4.500	02/15/36	778
21,495,000		United States Treasury Bond	3.500	02/15/39	20,796
89,096,000		United States Treasury Bond	4.380	05/15/40	100,066
35,650,000		United States Treasury Bond	3.880	08/15/40	36,853
38,899,500		United States Treasury Note	1.000	08/31/11	39,158
78,983,000		United States Treasury Note	1.000	09/30/11	79,535
16,600,000		United States Treasury Note	1.000	12/31/11	16,740
12,000,000		United States Treasury Note	1.000	04/30/12	12,121
26,650,000		United States Treasury Note	1.880	06/15/12	27,334
5,410,000		United States Treasury Note	0.630	06/30/12	5,432
8,300,000		United States Treasury Note	0.630	07/31/12	8,335
6,477,000		United States Treasury Note	1.380	10/15/12	6,598
102,500,000		United States Treasury Note	1.380	11/15/12	104,478
30,940,000		United States Treasury Note	1.130	06/15/13	31,380
8,590,000		United States Treasury Note	0.750	08/15/13	8,622
25,195,000		United States Treasury Note	3.130	08/31/13	27,022
58,750,000		United States Treasury Note	0.750	09/15/13	58,943
131,829,000		United States Treasury Note	3.130	09/30/13	141,510
62,337,000		United States Treasury Note	2.750	10/31/13	66,292
189,533,000		United States Treasury Note	2.000	11/30/13	197,292
10,967,000		United States Treasury Note	2.250	05/31/14	11,524
22,985,000		United States Treasury Note	2.380	08/31/14	24,251
20,945,000		United States Treasury Note	2.380	10/31/14	22,107
22,415,000		United States Treasury Note	2.130	11/30/14	23,427
76,420,000		United States Treasury Note	2.250	01/31/15	80,193
62,411,000		United States Treasury Note	2.500	04/30/15	66,165
197,421,000		United States Treasury Note	2.130	05/31/15	205,828
62,791,000		United States Treasury Note	1.880	06/30/15	64,704
95,952,000		United States Treasury Note	1.750	07/31/15	98,261
82,727,500		United States Treasury Note	1.250	08/31/15	82,702
100,000,000		United States Treasury Note	1.250	09/30/15	99,844
300,000		United States Treasury Note	2.630	02/29/16	319
9,800,000		United States Treasury Note	2.380	03/31/16	10,275
18,075,000		United States Treasury Note	2.630	04/30/16	19,172
1,075,000		United States Treasury Note	3.000	02/28/17	1,156
84,690,000		United States Treasury Note	1.880	08/31/17	84,617
6,220,000		United States Treasury Note	2.630	08/15/20	6,278
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	13,876

		TOTAL U.S. TREASURY SECURITIES			2,676,027

		TOTAL GOVERNMENT BONDS			7,797,077

		(Cost $7,461,665)

STRUCTURED ASSETS - 5.6%

ASSET BACKED - 1.7%

2,000,000	g	Ally Master Owner Trust	2.880	04/15/13	2,064
		Series - 2010 3 (Class A)
5,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	5,260
		Series - 2010 1 (Class C)
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	4,969
		Series - 2010 3 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$74,236	g	Asset Backed Funding Corp NIM Trust	5.900%	07/26/35	$0	^
		Series - 2006 WMC1 (Class N1)
9,000,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	9,628
		Series - 2009 2A (Class A)
2,200,000		CarMax Auto Owner Trust	3.750	12/15/15	2,283
		Series - 2010 1 (Class B)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,786
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	707
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	363
		Series - 2004 2 (Class 1B)
3,376,203		CIT Group Home Equity Loan Trust	6.200	02/25/30	3,100
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	121
		Series - 2002 2 (Class MF2)
13,653		CIT Group Home Equity Loan Trust	6.830	06/25/33	1
		Series - 2002 2 (Class BF)
17,654,502		Citicorp Mortgage Securities, Inc	5.710	07/25/36	17,865
		Series - 2006 1 (Class A3)
6,346,729		Citicorp Mortgage Securities, Inc	5.560	09/25/36	6,411
		Series - 2006 2 (Class A3)
6,570,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	6,272
		Series - 2006 15 (Class A2)
669,180	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	368
		Series - 2004 B (Class 1A)
4,600,909	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	4,540
		Series - 2007 MX1 (Class A1)
23,934,003	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	20,291
		Series - 2007 1A (Class AF3)
2,865,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	3,083
		Series - 2010 3 (Class B)
1,000,000	g	GE Equipment Midticket LLC	1.470	07/14/15	1,000
		Series - 2010 1 (Class A4)
3,080,875		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	2,857
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,744
		Series - 2006 HLTV (Class A4)
5,000,000	g	Hertz Vehicle Financing LLC	4.260	03/25/14	5,246
		Series - 2009 2A (Class A1)
5,500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	6,071
		Series - 2009 2A (Class A2)
1,442,125		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	1,455
		Series - 2007 1 (Class A1F)
2,542,251	i	Morgan Stanley ABS Capital I	0.270	01/25/37	2,505
		Series - 2007 HE2 (Class A2A)
8,025,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	4,443
		Series - 2006 3 (Class AF3)
10,599,143	i	Residential Asset Mortgage Products, Inc	0.880	11/25/34	9,391
		Series - 2004 RS11 (Class M1)
587,462	i	Residential Asset Securities Corp	6.490	10/25/30	509
		Series - 2001 KS2 (Class AI6)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,085,785		Residential Funding Mortgage Securities II, Inc	5.520%	04/25/21	$4,984
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,164
		Series - 2006 HI5 (Class A3)
4,542,340		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	3,416
		Series - 2005 HI1 (Class A5)
1,652,295		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	1,641
		Series - 2006 HI2 (Class A2)
603,354		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	599
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,359
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,438
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	119
		Series - 2006 HI1 (Class M2)
30,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	25,214
		Series - 2006 HI4 (Class A3)
3,005,721		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	2,997
		Series - 2006 HI4 (Class A2)
4,365,425	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	4,148
		Series - 2006 NC2 (Class A2)
1,275,000	g	Vornado DP LLC	4.000	09/13/28	1,312
		Series - 2010 VNO (Class A2FX)
1,561,706	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	1,265
		Series - 2006 N1 (Class N1)
3,326,151	g,i	Wachovia Loan Trust	0.620	05/25/35	2,028
		Series - 2005 SD1 (Class A)
3,867,814	i	Wells Fargo Home Equity Trust	0.400	07/25/36	3,579
		Series - 2006 2 (Class A3)
8,000,000		World Financial Network Credit Card Master Trust	3.790	05/15/16	8,295
		Series - 2009 B (Class A)

		TOTAL ASSET BACKED			201,891

OTHER MORTGAGE BACKED - 3.9%
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	6,735
		Series - 2006 6 (Class A4)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	10,001
		Series - 2007 2 (Class A4)
385,415		Bank of America Alternative Loan Trust	5.500	09/25/19	400
		Series - 2004 8 (Class 3A1)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	3,769
		Series - 2006 PW14 (Class A4)
4,000,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	4,415
		Series - 2006 PW11 (Class A4)
7,525,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	8,019
		Series - 2005 PWR8 (Class A4)
9,420,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	10,353
		Series - 2004 PWR4 (Class A3)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	6,733
		Series - 2006 PW13 (Class AM)
8,000,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	8,830
		Series - 2006 T24 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$725,000	i	Bear Stearns Commercial Mortgage Securities	4.980%	07/11/42	$788
		Series - 2004 PWR5 (Class A5)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	11,126
		Series - 2004 T16 (Class A6)
8,540,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	9,219
		Series - 2007 PW17 (Class A4)
9,150,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	9,847
		Series - 2007 PW18 (Class A4)
6,225,000		Chase Mortgage Finance Corp	5.500	10/25/35	6,320
		Series - 2005 S2 (Class A24)
6,792,500		Citigroup, Inc	5.320	12/11/49	7,040
		Series - 2007 CD4 (Class A4)
17,274,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	18,803
		Series - 2007 C9 (Class A4)
7,192,394		Countrywide Alternative Loan Trust	5.500	08/25/16	6,319
		Series - 2004 30CB (Class 1A15)
4,354,975		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	4,461
		Series - 2005 17 (Class 1A10)
3,420,997		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	3,413
		Series - 2005 J3 (Class 1A1)
14,723,651	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	12,988
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
3,995,675	g,i	Certificate	0.450	05/15/23	3,832
		Series - 2006 HC1A (Class A1)
4,415,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	4,638
		Series - 2003 C3 (Class A5)
3,700,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	3,764
		Series - 2003 C3 (Class B)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	10,684
		Series - 2005 C5 (Class A4)
2,710,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	2,458
		Series - 2005 C5 (Class AJ)
7,403,647		Federal National Mortgage Association (FNMA)	4.500	03/25/33	7,931
		Series - 2005 95 (Class LN)
1,186,781		First Horizon Asset Securities, Inc	5.500	11/25/33	1,216
		Series - 2003 9 (Class 1A4)
6,000,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	6,514
		Series - 2003 C3 (Class A4)
7,813,186	i	GMAC Mortgage Corp Loan Trust	4.570	10/19/33	7,922
		Series - 2003 AR1 (Class A5)
8,240,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	8,212
		Series - 2006 GG7 (Class AM)
5,537,800	i	Greenwich Capital Commercial Funding Corp	6.080	07/10/38	6,068
		Series - 2006 GG7 (Class A4)
15,180,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	16,001
		Series - 2007 GG9 (Class A4)
4,425,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	4,085
		Series - 2007 GG9 (Class AM)
14,725,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	15,410
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	6,902
		Series - 2006 GG6 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,300,000	i	GS Mortgage Securities Corp II	5.620%	04/10/38	$9,114
		Series - 2006 GG6 (Class AM)
16,615,000		GS Mortgage Securities Corp II	5.560	11/10/39	17,697
		Series - 2006 GG8 (Class A4)
3,625,012	i	GSR Mortgage Loan Trust	4.920	01/25/36	3,498
		Series - 2006 AR1 (Class 2A2)
4,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	4,212
		Series - 2006 FL1A (Class A2)
4,650,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	5,299
		Series - 2009 IWST (Class A2)
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380	07/12/37	11,600
		Series - 2002 C1 (Class A3)
14,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	15,283
		Series - 2006 LDP9 (Class A3)
5,102,186		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	5,348
		Series - 2007 CB18 (Class A4)
10,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	10,746
		Series - 2007 LD11 (Class A4)
6,687,340	i	JP Morgan Mortgage Trust	4.310	04/25/35	6,753
		Series - 2005 A2 (Class 5A1)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	8,332
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	8,018
		Series - 2005 C2 (Class A5)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	3,350
		Series - 2003 C1 (Class A4)
17,500,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	18,437
		Series - 2007 C1 (Class A4)
12,325,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	12,892
		Series - 2007 C2 (Class A3)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,706
		Series - 2007 C6 (Class A4)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	3,780
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	2,728
		Series - 2006 C1 (Class A4)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	5,205
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	5,407
		Series - 2007 8 (Class AM)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	13,015
		Series - 2006 4 (Class A3)
1,578,533		Morgan Stanley Capital I	4.690	06/13/41	1,583
		Series - 2004 T15 (Class A2)
9,930,000	i	Morgan Stanley Capital I	5.270	06/13/41	10,825
		Series - 2004 T15 (Class A4)
8,712,000		Morgan Stanley Capital I	5.170	01/14/42	9,416
		Series - 2005 HQ5 (Class A4)
7,500,000	i	Morgan Stanley Capital I	5.940	10/15/42	8,316
		Series - 2006 IQ11 (Class A4)
13,200,000	i	Morgan Stanley Capital I	5.450	02/12/44	13,769
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	6,977
		Series - 2007 IQ13 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,587,000	i	Morgan Stanley Capital I	5.730%	07/12/44	$5,070
		Series - 2006 HQ9 (Class A4)
3,075,000	i	Morgan Stanley Capital I	5.540	11/12/49	3,061
		Series - 2007 T25 (Class AM)
3,075,000		Morgan Stanley Capital I	4.770	07/15/56	2,676
		Series - 0 IQ9 (Class AJ)
2,699,956	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	2,618
		Series - 2005 6XS (Class A3)
2,955,037	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	2,979
		Series - 2006 6 (Class 2A1)
3,165,000	i	Wachovia Bank Commercial Mortgage Trust	5.530	12/15/44	2,865
		Series - 2005 C22 (Class AJ)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	6,395
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			505,186

		TOTAL STRUCTURED ASSETS			707,077

		(Cost $676,656)

		TOTAL BONDS			12,248,978

		(Cost $11,628,306)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	202
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	665

		TOTAL BANKS			867

		TOTAL PREFERRED STOCKS			867

		(Cost $49,941)

TIAA-CREF MUTUAL FUND- 0.0%
564,078	a	TIAA-CREF High-Yield Fund			5,494

		TOTAL TIAA-CREF MUTUAL FUND			5,494

		(Cost $5,220)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 18.4%
GOVERNMENT AGENCY DEBT - 18.4%
	Federal Home Loan Bank (FHLB)
$50,000,000	FHLB	10/01/10	50,000
31,279,000	FHLB	10/04/10	31,279
50,000,000	FHLB	10/05/10	49,999
50,000,000	FHLB	10/06/10	49,999
50,000,000	FHLB	10/07/10	49,999
50,000,000	FHLB	10/08/10	49,999
842,486,000	FHLB	10/13/10	842,454
50,000,000	FHLB	10/14/10	49,998
44,800,000	FHLB	10/15/10	44,797
40,000,000	FHLB	10/18/10	39,998

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$51,364,000		FHLB		10/20/10	$51,360
35,085,000		FHLB		10/21/10	35,083
22,401,000		FHLB		10/22/10	22,399
29,441,000		FHLB		10/29/10	29,437
50,000,000		FHLB		11/02/10	49,995
71,941,000		FHLB		11/03/10	71,931
14,000,000		FHLB		11/04/10	13,998
38,127,000		FHLB		11/05/10	38,123
10,700,000		FHLB		11/12/10	10,698
50,000,000		FHLB		11/15/10	49,993
14,000,000		FHLB		11/19/10	13,998
41,692,000		FHLB		11/26/10	41,684
		Federal Home Loan Mortgage Corp (FHLMC)
19,700,000		FHLMC		10/04/10	19,700
25,858,000		FHLMC		10/12/10	25,857
60,000,000		FHLMC		10/13/10	59,997
22,500,000		FHLMC		10/20/10	22,498
99,372,000		FHLMC		10/25/10	99,363
25,000,000		FHLMC		10/26/10	24,997
36,052,000		FHLMC		11/16/10	36,044
		Federal National Mortgage Association (FNMA)
39,018,000		FNMA		10/13/10	39,016
17,000,000		FNMA		10/18/10	16,999
11,421,000		FNMA		10/20/10	11,420
25,990,000		FNMA		10/25/10	25,987
25,000,000		FNMA		10/27/10	24,997
16,558,000		FNMA		10/28/10	16,556
38,990,000		FNMA		11/03/10	38,984
50,000,000		FNMA		11/08/10	49,994
50,000,000		FNMA		11/09/10	49,992
50,000,000		FNMA		11/17/10	49,990

		TOTAL GOVERNMENT AGENCY DEBT			2,299,612

		TOTAL SHORT-TERM INVESTMENTS			2,299,612

		(Cost $2,299,612)

		TOTAL INVESTMENTS - 116.4%			14,571,670
		(Cost $13,999,822)

		OTHER ASSETS & LIABILITIES, NET - (16.4)%			(2,054,756)

		NET ASSETS - 100.0%			$12,516,914

	*	Non-income producing.
	^	Amount represents less than $1,000.
	a	Affiliated holding
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At September 30, 2010 the value of these securities amounted to $655,100 or 5.23% of net assets.
	i	Floating or variable rate security. Coupon rate reflects the rate at period end.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.
	n	In default
	o	Payment in Kind Bond

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

PRINCIPAL		ISSUER		VALUE (000)

GOVERNMENT BONDS - 99.4%
U.S. TREASURY SECURITIES - 99.4%
	k	United States Treasury Inflation Indexed Bonds
$101,224,322		3.380%, 01/15/12		$106,001
227,251,884		2.000%, 04/15/12		235,135
373,907,771		3.000%, 07/15/12		397,043
183,439,826		0.630%, 04/15/13		188,355
343,167,635		1.880%, 07/15/13		364,723
357,907,665		2.000%, 01/15/14		383,856
227,967,769		1.250%, 04/15/14		239,847
329,824,850		2.000%, 07/15/14		356,726
326,452,010		1.630%, 01/15/15		348,870
169,006,320		0.500%, 04/15/15		173,575
284,239,952		1.880%, 07/15/15		309,000
277,293,605		2.000%, 01/15/16		303,897
280,213,808		2.500%, 07/15/16		317,342
239,786,295		2.380%, 01/15/17		270,284
216,687,280		2.630%, 07/15/17		249,834
222,748,992		1.630%, 01/15/18		241,665
209,881,524		1.380%, 07/15/18		224,508
217,807,590		2.130%, 01/15/19		245,204
225,647,630		1.880%, 07/15/19		250,116
256,271,730		1.380%, 01/15/20		272,349
148,478,015		1.250%, 07/15/20		155,798
420,135,618		2.380%, 01/15/25		483,122
271,115,048		2.000%, 01/15/26		298,121
221,290,935		2.380%, 01/15/27		255,435
218,638,464		1.750%, 01/15/28		231,740
273,657,398		3.630%, 04/15/28		366,038
210,598,108		2.500%, 01/15/29		248,440
326,087,024		3.880%, 04/15/29		453,465
85,066,517		3.380%, 04/15/32		114,880
221,045,648		2.130%, 02/15/40		247,001

		TOTAL U.S. TREASURY SECURITIES		8,332,370

		TOTAL GOVERNMENT BONDS
		(Cost $7,634,180)		8,332,370

SHORT-TERM INVESTMENTS - 0.0%

GOVERNMENT AGENCY DEBT - 0.0%
4,000,000		Federal Home Loan Bank	10/01/10	4,000

				4,000

		TOTAL SHORT-TERM INVESTMENTS		4,000

		(Cost $4,000)

		TOTAL INVESTMENTS - 99.4%		$8,336,370
		(Cost $7,638,180)
		OTHER ASSETS AND LIABILITIES, NET - 0.6%		46,935

		NET ASSETS - 100.0%		$8,383,305

		____________________

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 38.0%

CORPORATE BONDS - 10.3%

AUTOMOBILES & COMPONENTS - 0.1%
$2,350,000		BorgWarner, Inc	4.630%	09/15/20	$2,386
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	5,436
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,572

		TOTAL AUTOMOBILES & COMPONENTS			11,394

BANKS - 2.1%
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,733
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,281
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,258
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,122
5,000,000		BB&T Corp	3.380	09/25/13	5,249
5,000,000		BB&T Corp	3.850	07/27/27	5,240
5,000,000		City National Capital Trust I	9.630	02/01/40	5,194
6,900,000		Comerica, Inc	3.000	09/16/15	6,984
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	6,500
2,375,000		Discover Bank	7.000	04/15/20	2,584
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	5,519
5,000,000	i	First Tennessee Bank NA	0.520	02/14/11	4,991
3,000,000		First Union National Bank of Florida	6.180	02/15/36	3,287
4,500,000		KeyBank NA	3.200	06/15/12	4,704
1,500,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	1,506
400,000		Manufacturers & Traders Trust Co	6.630	12/04/17	467
3,612,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	3,503
6,076,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	5,883
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	5,219
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	1,307
6,100,000		Northern Trust Corp	4.630	05/01/14	6,764
5,000,000		PNC Funding Corp	3.630	02/08/15	5,278
5,000,000		PNC Funding Corp	5.130	02/08/20	5,413
4,000,000		Regions Bank	3.250	12/09/11	4,130
4,875,000		Regions Financial Corp	4.880	04/26/13	4,934
5,000,000		Regions Financial Corp	7.750	11/10/14	5,416
3,875,000		Regions Financial Corp	5.750	06/15/15	3,942
5,000,000		Silicon Valley Bank	5.700	06/01/12	5,205
8,050,000		State Street Corp	2.150	04/30/12	8,258
3,000,000		State Street Corp	4.300	05/30/14	3,298
4,000,000		SVB Financial Group	5.380	09/15/20	4,063
4,900,000		US Bancorp	2.000	06/14/13	5,016
3,000,000		US Bancorp	4.950	10/30/14	3,319
5,000,000		US Bancorp	2.880	11/20/14	5,229

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000		US Central Federal Credit Union	1.900%	10/19/12	$10,257
5,000,000		Webster Bank	5.880	01/15/13	5,112
5,000,000		Wells Fargo & Co	2.130	06/15/12	5,139
5,000,000		Wells Fargo & Co	3.750	10/01/14	5,298
5,000,000		Wells Fargo & Co	4.750	02/09/15	5,355
2,475,000		Wells Fargo & Co	3.630	04/15/15	2,624
3,100,000		Wells Fargo & Co	5.630	12/11/17	3,531
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,113
4,000,000		Zions Bancorporation	7.750	09/23/14	4,238

		TOTAL BANKS			202,463

CAPITAL GOODS - 0.3%
1,800,000		Deere & Co	5.380	10/16/29	2,002
4,340,000		Deere & Co	8.100	05/15/30	6,077
2,625,000		Pall Corp	5.000	06/15/20	2,849
2,000,000		Reliance Steel & Aluminum Co	6.850	11/15/36	2,002
5,000,000		Timken Co	6.000	09/15/14	5,560
4,900,000		Valmont Industries, Inc	6.630	04/20/20	5,048

		TOTAL CAPITAL GOODS			23,538

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,397

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,397

CONSUMER DURABLES & APPAREL - 0.1%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	4,263
3,150,000		Masco Corp	7.130	03/15/20	3,227
2,500,000		Whirlpool Corp	8.000	05/01/12	2,724
1,100,000		Whirlpool Corp	8.600	05/01/14	1,310

		TOTAL CONSUMER DURABLES & APPAREL			11,524

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.390	11/15/12	2,030
4,000,000		American National Red Cross	5.570	11/15/17	4,004
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,471
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	2,554
1,250,000		McDonald’s Corp	5.000	02/01/19	1,446
4,000,000		McDonald’s Corp	3.500	07/15/20	4,110
5,000,000		Nature Conservancy	6.300	07/01/19	5,682
5,145,000		Salvation Army	5.640	09/01/26	5,327

		TOTAL CONSUMER SERVICES			30,624

DIVERSIFIED FINANCIALS - 0.6%
1,675,000		American Express Co	7.000	03/19/18	2,017
3,325,000		American Express Co	8.130	05/20/19	4,294
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	2,431
1,250,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	1,282
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,390
3,500,000		Capital One Capital V	8.880	05/15/40	3,675
4,000,000		Capital One Financial Corp	5.700	09/15/11	4,169
4,700,000	g	CDP Financial, Inc	3.000	11/25/14	4,881

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000	g	Corestates Capital Trust I	8.000%	12/15/26	$3,088
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,305
1,940,000		Franklin Resources, Inc	3.130	05/20/15	2,044
7,000,000		NASDAQ OMX Group, Inc	2.500	08/15/13	6,904
4,500,000		New York Community Bank	3.000	12/16/11	4,634
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	2,720
2,500,000		USB Capital XIII Trust	6.630	12/15/39	2,557

		TOTAL DIVERSIFIED FINANCIALS			57,391

ENERGY - 0.7%
5,000,000		Apache Corp	5.250	04/15/13	5,450
3,000,000		Apache Corp	6.000	01/15/37	3,402
2,500,000		Apache Corp	5.100	09/01/40	2,515
1,750,000		Chesapeake Energy Corp	6.500	08/15/17	1,816
1,500,000		Chesapeake Energy Corp	6.630	08/15/20	1,568
2,500,000		Devon Energy Corp	6.300	01/15/19	3,025
5,000,000		Diamond Offshore Drilling, Inc	4.880	07/01/15	5,561
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,243
3,000,000		EOG Resources, Inc	4.400	06/01/20	3,259
5,000,000		EQT Corp	8.130	06/01/19	6,199
2,500,000		Hess Corp	8.130	02/15/19	3,287
4,000,000		Hess Corp	6.000	01/15/40	4,395
2,000,000		Hess Corp	5.600	02/15/41	2,087
1,430,000		Marathon Oil Corp	6.500	02/15/14	1,642
1,678,000		Marathon Oil Corp	5.900	03/15/18	1,937
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,252
2,272,686		Rowan Cos, Inc	3.530	05/01/20	2,341
5,829,028		Rowan Cos, Inc	3.160	07/15/21	5,945
5,000,000		SEACOR Holdings, Inc	7.380	10/01/19	5,452
2,650,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	2,709

		TOTAL ENERGY			71,085

FOOD & STAPLES RETAILING - 0.1%
3,000,000		CVS Caremark Corp	5.750	06/01/17	3,443
1,047,787	g	CVS Caremark Corp	5.300	01/11/27	1,078
1,000,000		Safeway, Inc	5.000	08/15/19	1,098
3,100,000		Safeway, Inc	3.950	08/15/20	3,117
2,500,000		SYSCO Corp	6.630	03/17/39	3,209

		TOTAL FOOD & STAPLES RETAILING			11,945

FOOD BEVERAGE & TOBACCO - 0.3%
1,500,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	1,678
5,000,000		General Mills, Inc	5.650	02/15/19	5,856
1,600,000	g	HJ Heinz Finance Co	7.130	08/01/39	2,032
2,500,000		Kellogg Co	4.150	11/15/19	2,713
5,000,000		Kraft Foods, Inc	2.630	05/08/13	5,182
5,000,000		Kraft Foods, Inc	6.500	02/09/40	5,854
2,000,000		PepsiCo, Inc	7.900	11/01/18	2,665
2,500,000		PepsiCo, Inc	5.500	01/15/40	2,863

		TOTAL FOOD BEVERAGE & TOBACCO			28,843

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
$4,000,000		Becton Dickinson & Co	5.000%	05/15/19	$4,580
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,425
3,500,000		Medtronic, Inc	4.750	09/15/15	3,993
2,650,000		Medtronic, Inc	4.450	03/15/20	2,902
2,500,000		Medtronic, Inc	6.500	03/15/39	3,165
5,000,000		Providence Health & Services	5.050	10/01/14	5,402
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	1,729
3,750,000		Quest Diagnostics, Inc	4.750	01/30/20	3,931
5,000,000		St. Jude Medical, Inc	4.880	07/15/19	5,649
2,165,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	2,207
2,000,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	2,108
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,977
7,697,000		Zimmer Holdings, Inc	5.750	11/30/39	8,527

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			48,595

INSURANCE - 0.6%
2,500,000		Aflac, Inc	8.500	05/15/19	3,181
2,500,000		Aflac, Inc	6.900	12/17/39	2,754
2,400,000		AON Corp	3.500	09/30/15	2,445
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	3,467
5,000,000		Hartford Financial Services Group, Inc	4.000	03/30/15	5,116
2,000,000		Hartford Financial Services Group, Inc	6.630	03/30/40	2,006
2,500,000	i	Hartford Life Global Funding Trusts	0.390	03/15/11	2,494
5,000,000	g	Health Care Service Corp	7.750	06/15/11	5,094
4,150,000		Lincoln National Corp	4.300	06/15/15	4,400
2,000,000		Markel Corp	6.800	02/15/13	2,149
2,500,000		Markel Corp	7.130	09/30/19	2,829
5,300,000		Markel Corp	7.350	08/15/34	5,782
3,000,000		Progressive Corp	6.380	01/15/12	3,174
5,000,000		Protective Life Corp	7.380	10/15/19	5,628
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,327
2,000,000		Unum Group	5.630	09/15/20	2,055
750,000		WR Berkley Corp	5.380	09/15/20	766

		TOTAL INSURANCE			55,667

MATERIALS - 0.6%
2,500,000		3M Co	6.380	02/15/28	3,124
3,335,000		Air Products & Chemicals, Inc	4.380	08/21/19	3,551
2,800,000		Airgas, Inc	4.500	09/15/14	2,990
3,900,000		Alcoa, Inc	6.150	08/15/20	4,010
1,000,000		Ball Corp	6.750	09/15/20	1,060
1,144,000		Bemis Co, Inc	4.880	04/01/12	1,195
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,130
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,770
965,000		Clorox Co	5.450	10/15/12	1,049
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,550
2,650,000		International Paper Co	7.300	11/15/39	2,967
5,000,000		MeadWestvaco Corp	7.380	09/01/19	5,509
5,000,000		Praxair, Inc	4.380	03/31/14	5,497
2,500,000		Praxair, Inc	5.250	11/15/14	2,866
5,000,000		Praxair, Inc	4.500	08/15/19	5,512
2,400,000		United States Steel Corp	7.380	04/01/20	2,502

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000		Vulcan Materials Co	6.300%	06/15/13	$2,716

		TOTAL MATERIALS			52,998

MEDIA - 0.4%
4,900,000		DIRECTV Holdings LLC	5.200	03/15/20	5,304
3,750,000		Discovery Communications LLC	5.050	06/01/20	4,081
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,674
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,226
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	5,035
5,000,000		Time Warner Cable, Inc	5.000	02/01/20	5,355
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,947
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,934
2,500,000		Viacom, Inc	4.380	09/15/14	2,714

		TOTAL MEDIA			40,270

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,000,000		Abbott Laboratories	3.750	03/15/11	1,015
3,100,000		Abbott Laboratories	2.700	05/27/15	3,256
4,900,000		Amgen, Inc	5.750	03/15/40	5,554
2,000,000		Hospira, Inc	5.600	09/15/40	2,071
4,600,000		Johnson & Johnson	4.500	09/01/40	4,653
6,250,000		Life Technologies Corp	3.380	03/01/13	6,430
4,000,000		Life Technologies Corp	4.400	03/01/15	4,267

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			27,246

REAL ESTATE - 0.4%
2,400,000	g	BioMed Realty LP	6.130	04/15/20	2,612
5,000,000		Boston Properties LP	5.880	10/15/19	5,587
5,000,000		Brandywine Operating Partnership LP	7.500	05/15/15	5,605
3,500,000	g	Digital Realty Trust LP	4.500	07/15/15	3,613
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,557
3,400,000		Health Care REIT, Inc	4.700	09/15/17	3,436
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	3,086
1,160,000		Liberty Property LP	7.250	03/15/11	1,187
1,000,000		Liberty Property LP	4.750	10/01/20	1,007
1,000,000		ProLogis	7.630	08/15/14	1,081
1,000,000		ProLogis	7.380	10/30/19	1,009
2,550,000		Regency Centers LP	7.950	01/15/11	2,593
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	3,116
4,850,000		Washington Real Estate Investment Trust	4.950	10/01/20	4,865

		TOTAL REAL ESTATE			40,354

RETAILING - 0.3%
4,900,000		Advance Auto Parts, Inc	5.750	05/01/20	5,285
5,000,000		AutoZone, Inc	5.750	01/15/15	5,670
5,000,000		Home Depot, Inc	5.880	12/16/36	5,330
1,200,000		JC Penney Corp, Inc	5.650	06/01/20	1,223
1,850,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	1,970
2,150,000		Staples, Inc	7.750	04/01/11	2,220
500,000		Staples, Inc	9.750	01/15/14	619
2,500,000		TJX Cos, Inc	6.950	04/15/19	3,180

		TOTAL RETAILING			25,497

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SOFTWARE & SERVICES - 0.1%
$5,000,000		Adobe Systems, Inc	3.250%	02/01/15	$5,232
3,550,000		Symantec Corp	2.750	09/15/15	3,584

		TOTAL SOFTWARE & SERVICES			8,816

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
2,500,000		Agilent Technologies, Inc	2.500	07/15/13	2,550
666,000		Cisco Systems, Inc	2.900	11/17/14	706
3,000,000		Hewlett-Packard Co	2.950	08/15/12	3,128
5,000,000		International Business Machines Corp	1.000	08/05/13	5,017
5,000,000		Xerox Corp	8.250	05/15/14	5,995
2,500,000		Xerox Corp	4.250	02/15/15	2,684
2,500,000		Xerox Corp	5.630	12/15/19	2,798

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,878

TELECOMMUNICATION SERVICES - 0.1%
1,265,000		Sprint Capital Corp	8.380	03/15/12	1,354
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,195
2,500,000		Verizon Communications, Inc	4.350	02/15/13	2,696
1,500,000		Verizon Communications, Inc	6.250	04/01/37	1,695
1,400,000		Verizon Communications, Inc	6.400	02/15/38	1,619
1,500,000		Verizon Communications, Inc	8.950	03/01/39	2,199
1,000,000		Verizon New Jersey, Inc	5.880	01/17/12	1,059

		TOTAL TELECOMMUNICATION SERVICES			13,817

TRANSPORTATION - 0.7%
1,440,000		CSX Corp	6.150	05/01/37	1,638
1,900,000		CSX Transportation, Inc	7.820	04/01/11	1,957
14,550,000		Delta Air Lines, Inc	7.570	11/18/10	14,637
10,312,000		Delta Air Lines, Inc	7.110	09/18/11	10,776
5,000,000		Delta Air Lines, Inc	6.420	07/02/12	5,250
2,500,000		FedEx Corp	7.380	01/15/14	2,945
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,893
5,000,000		Norfolk Southern Corp	5.900	06/15/19	5,945
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,769
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,290
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
2,355,784	g	Southern Capital Corp	5.700	06/30/22	1,661
5,000,000	g	Southwest Airlines Co	10.500	12/15/11	5,483
1,360,000		United Parcel Service of America, Inc (Step Bond 8.375%
		until 04/01/20, 7.620% until 04/01/30)	8.380	04/01/30	1,894

		TOTAL TRANSPORTATION			63,321

UTILITIES - 1.4%
1,875,000		AGL Capital Corp	5.250	08/15/19	1,997
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,600
5,000,000		Avista Corp	5.950	06/01/18	5,684

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,000,000		Avista Corp	5.130%	04/01/22	$1,106
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,899
2,000,000		Connecticut Light & Power	5.750	03/01/37	2,222
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,375
3,245,677	g	Great River Energy	5.830	07/01/17	3,642
5,000,000		Hawaiian Electric Industries, Inc	6.140	08/15/11	5,211
5,000,000		Idaho Power Co	5.500	04/01/33	5,349
2,500,000		Idaho Power Co	6.250	10/15/37	2,943
7,500,000	g	International Transmission Co	4.450	07/15/13	7,996
1,550,000		Laclede Gas Co	6.500	11/15/10	1,558
2,000,000		Laclede Gas Co	6.150	06/01/36	2,240
5,000,000		National Fuel Gas Co	6.500	04/15/18	5,624
6,000,000		Nevada Power Co	6.650	04/01/36	7,184
1,000,000		Nevada Power Co	5.380	09/15/40	1,031
2,000,000		Nicor, Inc	6.580	02/15/28	2,331
1,750,000		NiSource Finance Corp	10.750	03/15/16	2,312
5,000,000		Northeast Utilities	5.650	06/01/13	5,417
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,714
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,820
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,643
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	5,275
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	3,956
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,006
3,850,000		Portland General Electric Co	6.100	04/15/19	4,672
2,500,000		PPL Electric Utilities Corp	6.250	05/15/39	3,044
1,000,000		Public Service Electric & Gas Co	5.380	11/01/39	1,100
2,000,000		Questar Pipeline Co	6.570	09/26/11	2,095
620,000		San Diego Gas & Electric Co	6.000	06/01/39	753
1,380,000		San Diego Gas & Electric Co	5.350	05/15/40	1,549
2,800,000		Southern California Edison Co	6.050	03/15/39	3,371
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,573
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,975
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	06/15/18	3,530
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,923
2,250,000		Williams Partners LP	3.800	02/15/15	2,368
3,900,000		Williams Partners LP	6.300	04/15/40	4,299
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,144

		TOTAL UTILITIES			138,531

		TOTAL CORPORATE BONDS			992,194

		(Cost $911,493)

GOVERNMENT BONDS - 25.0%

AGENCY SECURITIES - 3.1%
		Federal Home Loan Bank (FHLB)
5,500,000		FHLB	5.000	11/17/17	6,515
		Federal Home Loan Mortgage Corp (FHLMC)
7,780,000		FHLMC	2.500	04/23/14	8,178
3,000,000		FHLMC	3.500	05/29/13	3,218

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		FHLMC	4.130%	12/21/12	$2,153
		Federal National Mortgage Association (FNMA)
13,500,000		FNMA	3.000	09/16/14	14,433
10,000,000		FNMA	2.630	11/20/14	10,543
3,000,000		FNMA	2.500	05/15/14	3,148
2,000,000		FNMA	1.130	07/30/12	2,022
6,000,000		FNMA	1.250	08/20/13	6,070
23,272,307		AMAL Ltd	3.470	08/21/21	24,452
7,420,795		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,211
9,524,077		COP I LLC	3.610	12/05/21	10,304
7,089,202		COP I LLC	3.650	12/05/21	7,343
2,000,000		European Investment Bank	4.880	02/15/36	2,230
11,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	10,698
9,414,411		Gate Capital Cayman Two	3.550	06/11/21	9,845
4,000,000	j	Government Trust Certificate	0.000	04/01/21	2,686
12,375,000	i	India Government AID Bond	0.570	02/01/27	11,425
5,000,000	g,j	Overseas Private Investment Corp	0.000	12/10/10	6,211
4,200,000		Overseas Private Investment Corp	1.900	12/10/11	4,296
826,086		Overseas Private Investment Corp	5.410	12/15/11	854
3,850,000	j,m	Overseas Private Investment Corp	0.000	07/12/14	3,858
4,700,000	j	Overseas Private Investment Corp	0.000	07/12/14	4,988
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,301
6,976,759		Overseas Private Investment Corp	3.420	01/15/15	7,353
676,839		Overseas Private Investment Corp	3.740	04/15/15	705
4,351,805		Overseas Private Investment Corp	5.140	12/15/23	4,949
9,205,211		Overseas Private Investment Corp	4.440	02/27/27	9,832
9,174,924		Premier Aircraft Leasing	3.580	02/06/22	9,618
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,189
10,000,000		Private Export Funding Corp	4.380	03/15/19	11,252
7,500,000		Private Export Funding Corp	4.300	12/15/21	8,244
9,322,157		San Clemente Leasing LLC	3.590	08/27/21	10,206
4,830,723		Tayarra Ltd	3.630	02/15/22	5,074
4,753,294		Tricahue Leasing LLC	3.500	11/19/21	4,799
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	10,351
5,000,000		US Department of Housing and Urban Development	4.560	08/01/17	5,766
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,984
10,467,000		US Department of Housing and Urban Development	4.960	08/01/20	12,283
9,500,000		US Department of Housing and Urban Development	5.050	08/01/21	10,896
8,059,515	g	US Trade Funding Corp	4.260	11/15/14	8,521

		TOTAL AGENCY SECURITIES			294,004

FOREIGN GOVERNMENT BONDS - 1.3%
3,900,000		Canada Government International Bond	2.380	09/10/14	4,086
10,000,000		Council Of Europe Development Bank	2.750	02/10/15	10,556
2,750,000		Eksportfinans A/S	5.000	02/14/12	2,911
6,082,000		Hydro Quebec	8.400	01/15/22	8,841
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	5,227
2,850,000		Italy Government International Bond	5.380	06/12/17	3,147
4,500,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	4,968
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,254
5,000,000		Province of Manitoba Canada	5.000	02/15/12	5,301
2,000,000		Province of Manitoba Canada	2.130	04/22/13	2,069

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Province of Nova Scotia Canada	2.380%	07/21/15	$5,146
10,000,000		Province of Ontario Canada	2.630	01/20/12	10,253
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,557
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,574
11,200,000		Province of Ontario Canada	2.700	06/16/15	11,731
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,477
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,529
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,245
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,285

		TOTAL FOREIGN GOVERNMENT BONDS			126,157

MORTGAGE BACKED - 12.3%
		Federal Home Loan Mortgage Corp (FHLMC)
5,734,787	i	FHLMC	5.880	04/01/37	6,139
6,516,550	i	FHLMC	5.560	03/01/37	6,909
6,271,797	i	FHLMC	5.690	09/01/37	6,694
3,028,505	i	FHLMC	5.650	08/01/37	3,235
6,025,522	i	FHLMC	5.740	02/01/37	6,458
4,056,309	i	FHLMC	5.810	07/01/36	4,283
3,266,975	i	FHLMC	2.640	02/01/36	3,396
6,286,647	i	FHLMC	6.000	09/01/36	6,658
1,594,059	i	FHLMC	3.050	09/01/36	1,668
		Federal Home Loan Mortgage Corp Gold (FGLMC)
4,706,446		FGLMC	4.500	09/01/35	4,931
4,839,046		FGLMC	4.500	09/01/35	5,070
1,712,721		FGLMC	4.500	09/01/35	1,794
8,835,519		FGLMC	5.000	09/01/35	9,337
1,203,361		FGLMC	5.000	02/01/36	1,272
768,777		FGLMC	4.500	12/01/35	805
1,445,941		FGLMC	5.000	10/01/35	1,528
1,615,246		FGLMC	6.000	08/01/35	1,743
1,749,951		FGLMC	6.000	05/01/35	1,910
1,059,534		FGLMC	6.000	05/01/35	1,152
1,597,204		FGLMC	6.000	05/01/35	1,739
569,491		FGLMC	6.000	05/01/35	623
1,748,374		FGLMC	5.500	06/01/35	1,867
3,688,257		FGLMC	7.000	05/01/35	4,183
569,381		FGLMC	6.000	05/01/35	617
10,715,967		FGLMC	4.500	06/01/39	11,156
5,709,220		FGLMC	4.000	06/01/39	5,861
1,824,987		FGLMC	4.500	05/01/39	1,900
3,435,816		FGLMC	5.000	07/01/39	3,612
16,000,000		FGLMC	6.000	11/15/40	17,132
32,000,000		FGLMC	5.500	11/15/40	33,910
31,000,000		FGLMC	5.000	11/15/40	32,521
1,713,766		FGLMC	6.000	11/01/38	1,839
1,703,593		FGLMC	6.500	10/01/36	1,860
328,852		FGLMC	6.500	05/01/36	359
16,911,007		FGLMC	5.500	04/01/36	18,054
2,222,330		FGLMC	6.000	09/01/37	2,402
7,154,866		FGLMC	5.000	04/01/38	7,565
4,288,577		FGLMC	6.000	02/01/38	4,677

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,137,564		FGLMC	6.500%	11/01/37	$2,331
1,014,722		FGLMC	6.000	05/01/35	1,110
319,423		FGLMC	4.500	07/01/20	337
1,363,912		FGLMC	4.500	01/01/20	1,449
1,716,691		FGLMC	5.000	02/01/19	1,838
250,301		FGLMC	7.000	10/01/20	281
2,874,606		FGLMC	4.500	03/01/23	3,027
2,760,999		FGLMC	4.500	06/01/21	2,927
10,061,721		FGLMC	4.500	06/01/21	10,668
1,941,937		FGLMC	5.500	01/01/19	2,101
458,266		FGLMC	6.000	12/01/17	496
251,112		FGLMC	6.500	12/01/16	270
6,957		FGLMC	6.000	03/01/11	7
3,107,710		FGLMC	4.500	10/01/18	3,301
5,143,126		FGLMC	4.500	01/01/19	5,428
4,494,739		FGLMC	4.500	11/01/18	4,774
3,791,770		FGLMC	4.500	11/01/18	4,027
9,093,220		FGLMC	7.000	12/01/33	10,313
7,958,635		FGLMC	5.500	12/01/33	8,546
3,595,970		FGLMC	5.500	09/01/33	3,859
9,759,549		FGLMC	5.000	01/01/34	10,341
1,227,308		FGLMC	5.500	12/01/34	1,314
1,935,351		FGLMC	6.000	09/01/34	2,110
3,073,092		FGLMC	5.000	05/01/34	3,251
4,091,473		FGLMC	5.500	09/01/33	4,391
4,389,560		FGLMC	4.000	07/01/24	4,589
19,648		FGLMC	7.000	05/01/23	22
1,357,413		FGLMC	5.000	04/01/23	1,440
1,621,489		FGLMC	4.500	09/01/24	1,706
2,909,821		FGLMC	4.500	07/01/33	3,061
80,444		FGLMC	8.000	01/01/31	93
5,000,000		FGLMC	5.000	10/15/25	5,302
		Federal National Mortgage Association (FNMA)
9,453,428		FNMA	4.000	10/01/35	9,781
5,794,398		FNMA	5.000	09/01/35	6,209
8,870,615		FNMA	5.500	10/01/35	9,700
4,123,251		FNMA	5.000	10/01/35	4,359
4,307,056		FNMA	5.000	08/01/35	4,553
58,051		FNMA	7.500	06/01/35	66
1,571,653		FNMA	5.500	06/01/35	1,694
2,335,614		FNMA	4.500	08/01/35	2,453
667,751		FNMA	6.000	07/01/35	725
3,262,149		FNMA	5.000	02/01/36	3,448
2,349,689		FNMA	6.000	12/01/36	2,538
2,125,655		FNMA	6.500	09/01/36	2,328
1,056,979		FNMA	7.000	02/01/37	1,178
14,848,560	i	FNMA	5.880	01/01/37	15,913
1,646,997	i	FNMA	5.900	07/01/36	1,744
679,567		FNMA	6.500	02/01/36	748
1,264,931	i	FNMA	5.630	02/01/36	1,332
3,756,060		FNMA	6.000	03/01/36	4,057
1,044,475		FNMA	6.500	02/01/36	1,144

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,364,656		FNMA	5.500%	06/01/35	$2,564
8,364,346		FNMA	5.500	01/01/35	9,063
544,150		FNMA	6.000	12/01/34	594
549,818		FNMA	5.500	03/01/35	595
2,791,676		FNMA	5.500	01/01/35	3,001
47,605		FNMA	4.500	09/01/34	50
53,067		FNMA	4.500	07/01/34	56
149,696		FNMA	4.500	07/01/34	157
1,456,298		FNMA	4.500	08/01/34	1,532
82,385		FNMA	4.500	08/01/34	87
1,639,667		FNMA	5.500	04/01/35	1,788
276,596		FNMA	5.500	05/01/35	301
627,582		FNMA	5.500	05/01/35	678
2,791,517		FNMA	5.500	06/01/35	3,025
3,591,249		FNMA	6.000	05/01/35	3,927
875,344		FNMA	5.500	05/01/35	954
1,836,457		FNMA	5.500	04/01/35	2,009
1,890,865		FNMA	5.500	04/01/35	2,070
3,087,977		FNMA	5.500	05/01/35	3,376
9,995,768		FNMA	4.500	05/01/35	10,527
3,772,671		FNMA	4.000	04/01/39	3,913
12,633,929		FNMA	4.500	02/01/39	13,179
23,268,515		FNMA	4.500	05/01/39	24,261
7,192,770		FNMA	4.500	04/01/39	7,500
4,114,431		FNMA	4.500	02/01/39	4,292
2,665,486		FNMA	5.500	01/01/39	2,836
4,275,072		FNMA	4.500	01/01/39	4,459
2,371,302		FNMA	6.000	01/01/39	2,549
2,827,298		FNMA	6.000	01/01/39	3,039
4,722,080		FNMA	4.500	08/01/39	4,924
30,000,000		FNMA	5.000	11/25/40	31,547
72,000,000		FNMA	4.500	11/25/40	74,813
66,000,000		FNMA	6.000	11/25/40	70,807
30,000,000		FNMA	5.500	11/25/40	31,861
18,000,000		FNMA	4.000	11/25/40	18,450
24,555,437		FNMA	4.500	09/01/40	25,599
10,714,957		FNMA	6.000	09/01/39	11,516
7,000,000		FNMA	3.500	11/25/40	7,032
17,639,754		FNMA	4.500	09/01/40	18,390
3,152,436	i	FNMA	4.930	10/01/38	3,353
1,764,107		FNMA	6.000	09/01/37	1,945
2,970,381		FNMA	6.000	09/01/37	3,275
1,659,711		FNMA	6.500	09/01/37	1,813
2,282,774		FNMA	6.000	09/01/37	2,516
2,827,708		FNMA	6.000	09/01/37	3,118
968,281		FNMA	7.000	04/01/37	1,080
3,608,634		FNMA	6.500	03/01/37	3,983
1,165,722		FNMA	6.500	08/01/37	1,285
820,326		FNMA	6.500	08/01/37	896
671,290		FNMA	6.500	09/01/37	733
1,383,571		FNMA	6.500	03/01/38	1,510
81,259		FNMA	6.500	02/01/38	89

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$343,566		FNMA	6.500%	03/01/38	$375
99,771		FNMA	6.500	03/01/38	109
228,985		FNMA	6.500	01/01/38	250
456,869		FNMA	6.500	09/01/37	500
763,452		FNMA	6.500	09/01/37	834
1,423,280		FNMA	7.000	11/01/37	1,587
1,231,170	i	FNMA	5.870	10/01/37	1,319
121,117		FNMA	4.500	03/01/19	129
343,703		FNMA	6.000	02/01/19	373
1,151,884		FNMA	4.500	06/01/19	1,223
510,833		FNMA	4.500	05/01/19	543
314,632		FNMA	6.000	01/01/19	341
4,851,012		FNMA	5.500	11/01/18	5,260
40,445		FNMA	5.500	05/01/18	44
2,664,797		FNMA	5.000	01/01/19	2,858
3,075,677		FNMA	5.000	12/01/18	3,282
1,242,029		FNMA	5.000	03/01/20	1,326
6,128,806		FNMA	5.000	07/01/23	6,503
29,244		FNMA	8.000	03/01/23	34
191,015		FNMA	5.000	01/01/24	203
4,000,000		FNMA	5.000	10/25/23	4,242
3,088,466		FNMA	4.500	03/01/23	3,252
1,514,219		FNMA	5.000	12/01/20	1,615
546,559		FNMA	4.500	11/01/20	581
4,070,020		FNMA	5.500	08/01/21	4,385
1,848,305		FNMA	5.000	03/01/21	1,973
305,740		FNMA	5.500	04/01/18	331
844		FNMA	7.500	10/01/11	1
4,216		FNMA	7.500	10/01/11	4
46,405		FNMA	5.000	06/01/13	49
39,395		FNMA	7.000	04/01/12	41
135		FNMA	7.500	10/01/11	0	^
1,446		FNMA	8.000	07/01/11	1
3,524		FNMA	7.500	06/01/11	4
1,181		FNMA	7.500	09/01/11	1
1,497		FNMA	7.500	08/01/11	2
2,660,821		FNMA	4.440	07/01/13	2,841
758,002		FNMA	6.500	04/01/17	823
169,241		FNMA	6.500	10/01/16	183
319,369		FNMA	6.500	02/01/18	347
1,963,426		FNMA	5.000	12/01/17	2,095
6,178		FNMA	8.500	11/01/14	7
1,681,449		FNMA	4.590	05/01/14	1,826
3,655,629		FNMA	4.020	08/01/13	3,877
2,970,198		FNMA	4.530	10/01/14	3,235
4,098,235		FNMA	4.270	06/01/14	4,420
1,101,506		FNMA	5.000	03/01/34	1,170
491,157		FNMA	5.000	03/01/34	522
19,317,066		FNMA	5.000	03/01/34	20,510
427,623		FNMA	5.000	03/01/34	454
93,856		FNMA	7.000	01/01/34	105
1,924,701		FNMA	5.500	11/01/33	2,068

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,390,855	FNMA	5.500%	11/01/33	$2,569
742,725	FNMA	5.500	12/01/33	798
365,949	FNMA	5.500	12/01/33	393
376,054	FNMA	5.000	03/01/34	399
46,608	FNMA	4.500	06/01/34	49
59,339	FNMA	4.500	06/01/34	62
152,693	FNMA	4.500	07/01/34	161
218,841	FNMA	4.500	06/01/34	230
47,370	FNMA	4.500	06/01/34	50
830,854	FNMA	4.500	05/01/34	874
3,229,010	FNMA	5.000	04/01/34	3,421
49,809	FNMA	4.500	05/01/34	52
56,140	FNMA	4.500	05/01/34	59
2,040,297	FNMA	5.500	11/01/33	2,192
10,000,000	FNMA	4.000	10/25/25	10,438
15,773,645	FNMA	5.000	10/01/25	16,718
1,714,963	FNMA	6.500	07/01/32	1,914
8,000,000	FNMA	4.500	10/25/25	8,412
9,212,452	FNMA	4.000	09/01/24	9,630
5,170,070	FNMA	4.000	05/01/24	5,405
573,995	FNMA	5.500	02/01/24	618
2,724,183	FNMA	4.500	08/01/24	2,868
91,400	FNMA	8.000	07/01/24	106
312,809	FNMA	5.000	02/01/33	332
1,674,338	FNMA	5.000	11/01/33	1,778
1,027,513	FNMA	5.000	10/01/33	1,091
1,788,224	FNMA	5.500	11/01/33	1,921
1,465,271	FNMA	5.500	11/01/33	1,574
1,219,244	FNMA	5.000	10/01/33	1,295
2,028,503	FNMA	4.500	08/01/33	2,136
947,608	FNMA	5.500	07/01/33	1,018
286,882	FNMA	4.500	09/01/33	301
1,109,258	FNMA	5.000	08/01/33	1,178
	Government National Mortgage Association (GNMA)
4,286,024	GNMA	4.500	03/15/39	4,518
915,443	GNMA	4.500	05/15/39	965
4,746,956	GNMA	4.500	07/20/39	5,009
1,609,727	GNMA	6.000	08/20/38	1,749
32,000,000	GNMA	5.500	10/15/38	34,400
2,487,768	GNMA	6.500	11/20/38	2,732
1,746,938	GNMA	5.000	07/20/39	1,866
10,000,000	GNMA	6.000	10/15/39	10,850
20,000,000	GNMA	5.000	10/20/40	21,331
4,919,793	GNMA	6.230	09/15/43	5,288
1,879,476	GNMA	4.000	08/15/39	1,947
38,000,000	GNMA	4.500	10/15/39	39,972
20,000,000	GNMA	5.000	10/15/39	21,294
42,158	GNMA	6.500	08/15/23	47
12,132	GNMA	6.500	08/15/23	13
239,350	GNMA	6.500	05/20/31	268
2,699,131	GNMA	5.220	04/15/15	2,724
77,006	GNMA	9.000	12/15/17	85

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$62,853		GNMA	8.000%	06/15/22	$73
937,300		GNMA	5.500	07/15/33	1,014
3,754,829		GNMA	6.000	02/20/37	4,080
3,269,661		GNMA	5.000	04/15/38	3,487
1,591,237		GNMA	6.000	08/15/38	1,729
696,721		GNMA	6.000	10/20/36	759
728,445		GNMA	6.000	01/20/37	792
3,562,277		GNMA	5.500	02/15/37	3,836

		TOTAL MORTGAGE BACKED			1,177,384

MUNICIPAL BONDS - 1.7%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,919
1,110,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	1,141
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	4,447
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,601
		Chicago Metropolitan Water Reclamation District-Greater
5,000,000		Chicago	5.720	12/01/38	5,691
1,250,000		City & County of Honolulu HI	6.110	07/01/29	1,312
4,000,000		City of Dallas TX	5.080	02/15/22	4,340
1,500,000		City of Dallas TX	5.200	02/15/35	1,558
925,000		City of Eugene OR	6.320	08/01/22	1,014
5,000,000		City of New York NY	4.500	06/01/15	5,440
1,055,000	j	City of Oakland CA	0.000	12/15/11	1,019
4,750,000		Clean Water Services	5.700	10/01/30	5,144
5,000,000		Commonwealth of Massachusetts	5.460	12/01/39	5,425
325,000		County of Harnett NC	5.150	05/01/12	326
2,335,000		County of Mercer NJ	5.380	02/01/17	2,419
4,000,000		Dallas County Hospital District	5.620	08/15/44	4,535
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	09/01/18	1,770
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,531
8,035,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,541
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	3,809
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	1,757
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	1,075
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	1,480
2,750,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	2,771
4,900,000		Massachusetts St. Water Pollution Abatement	5.190	08/01/40	5,113
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,121
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,456
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,334
560,000		New York City Housing Development Corp	4.660	11/01/10	561
2,160,000		New York State Environmental Facilities Corp	4.900	12/15/11	2,213
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,512
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,569
2,450,000		Ohio State Water Development Authority	4.880	12/01/34	2,538
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,790
3,750,000		State of California	7.630	03/01/40	4,125
2,050,000		State of Hawaii	4.670	05/01/14	2,241
5,000,000		State of Illinois	4.070	01/01/14	5,169
5,570,000		State of Illinois	4.350	06/01/18	5,455
5,750,000		State of Michigan	4.600	11/01/11	5,977

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000	State of Ohio	5.410%	09/01/28	$2,772
3,050,000	State of Oregon	5.030	08/01/14	3,394
3,265,000	State of Texas	4.900	08/01/20	3,464
5,000,000	State of Texas	6.070	10/01/29	5,463
4,735,000	State of Washington	5.050	01/01/18	4,855
1,033,000	State of Wisconsin	5.700	05/01/26	1,135
5,000,000	State Public School Building Authority	5.000	09/15/27	5,017
5,000,000	Tuolumne Wind Project Authority	6.920	01/01/34	5,453
2,025,000	University Central Fl University Revenues	5.130	10/01/20	1,944

	TOTAL MUNICIPAL BONDS			160,736

U.S. TREASURY SECURITIES - 6.6%
66,143,000	United States Treasury Bond	8.000	11/15/21	99,763
5,000,000	United States Treasury Bond	6.380	08/15/27	7,064
20,000,000	United States Treasury Bond	5.250	02/15/29	25,275
13,176,000	United States Treasury Bond	5.380	02/15/31	16,964
29,963,500	United States Treasury Bond	4.380	05/15/40	33,653
5,130,000	United States Treasury Note	1.000	08/31/11	5,164
11,875,000	United States Treasury Note	1.000	09/30/11	11,958
1,400,000	United States Treasury Note	0.750	11/30/11	1,407
42,254,000	United States Treasury Note	1.000	12/31/11	42,612
12,750,000	United States Treasury Note	0.880	02/29/12	12,847
4,275,000	United States Treasury Note	0.630	06/30/12	4,292
36,625,000	United States Treasury Note	1.380	11/15/12	37,333
14,280,000	United States Treasury Note	1.130	12/15/12	14,481
34,267,000	United States Treasury Note	1.380	01/15/13	34,944
13,405,000	United States Treasury Note	1.130	06/15/13	13,596
6,140,000	United States Treasury Note	0.750	08/15/13	6,163
8,000,000	United States Treasury Note	0.750	09/15/13	8,026
2,670,000	United States Treasury Note	3.130	09/30/13	2,866
34,030,000	United States Treasury Note	2.250	05/31/14	35,758
33,395,000	United States Treasury Note	2.380	08/31/14	35,234
8,190,000	United States Treasury Note	2.380	10/31/14	8,644
17,585,000	United States Treasury Note	2.130	11/30/14	18,379
8,650,000	United States Treasury Note	2.250	01/31/15	9,077
14,631,000	United States Treasury Note	2.500	04/30/15	15,511
17,895,000	United States Treasury Note	1.880	06/30/15	18,440
36,809,500	United States Treasury Note	1.250	08/31/15	36,798
50,000,000	United States Treasury Note	1.250	09/30/15	49,923
3,575,000	United States Treasury Note	1.880	08/31/17	3,572
25,253,000	United States Treasury Note	2.630	08/15/20	25,490

	TOTAL U.S. TREASURY SECURITIES			635,234

	TOTAL GOVERNMENT BONDS			2,393,515

	(Cost $2,289,088)

STRUCTURED ASSETS - 2.7%

ASSET BACKED - 0.8%
5,000,000	AmeriCredit Automobile Receivables Trust	5.190	08/17/15	5,260
	Series - 2010 1 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,500,000		AmeriCredit Prime Automobile Receivable	4.990%	07/17/17	$1,578
		Series - 2009 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.830	06/25/34	2,810
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	264
		Series - 2004 2 (Class 1B)
1,500,000		CNH Equipment Trust	4.980	04/15/16	1,562
		Series - 2009 C (Class B)
2,150,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	2,052
		Series - 2006 15 (Class A2)
608,345	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	335
		Series - 2004 B (Class 1A)
2,593,240	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	2,559
		Series - 2007 MX1 (Class A1)
11,488,321	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	9,740
		Series - 2007 1A (Class AF3)
1,649,543		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,530
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,531
		Series - 2006 HLTV (Class A4)
3,370,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	3,720
		Series - 2009 2A (Class A2)
715,103		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	722
		Series - 2007 1 (Class A1F)
836,743	i	Morgan Stanley ABS Capital I	0.270	01/25/37	824
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	2,220
		Series - 2006 3 (Class AF3)
2,000,058		Residential Asset Mortgage Products, Inc	4.970	09/25/33	2,043
		Series - 2003 RZ5 (Class A7)
3,634,883		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	3,562
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,442
		Series - 2006 HI5 (Class A3)
826,147		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	820
		Series - 2006 HI2 (Class A2)
5,700,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,091
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,150
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	68
		Series - 2006 HI1 (Class M2)
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	15,129
		Series - 2006 HI4 (Class A3)
2,185,297		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	2,179
		Series - 2006 HI4 (Class A2)
1,429,604	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	1,358
		Series - 2006 NC2 (Class A2)
380,000	g	Vornado DP LLC	4.000	09/13/28	391
		Series - 2010 VNO (Class A2FX)
1,142,712	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	926
		Series - 2006 N1 (Class N1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,724,671	g,i	Wachovia Loan Trust	0.620%	05/25/35	$1,051
		Series - 2005 SD1 (Class A)
1,266,412	i	Wells Fargo Home Equity Trust	0.400	07/25/36	1,172
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			79,089

OTHER MORTGAGE BACKED - 1.9%
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	1,970
		Series - 2006 6 (Class A4)
3,565,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	3,648
		Series - 2007 2 (Class A4)
1,316,834		Bank of America Alternative Loan Trust	5.500	09/25/19	1,367
		Series - 2004 8 (Class 3A1)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	533
		Series - 2006 PW14 (Class A4)
1,100,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	1,214
		Series - 2006 PW11 (Class A4)
1,430,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	1,524
		Series - 2005 PWR8 (Class A4)
1,400,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	1,539
		Series - 2004 PWR4 (Class A3)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	2,178
		Series - 2006 PW13 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,828
		Series - 2004 T16 (Class A6)
3,665,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	3,956
		Series - 2007 PW17 (Class A4)
3,020,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	3,250
		Series - 2007 PW18 (Class A4)
1,900,000		Chase Mortgage Finance Corp	5.500	10/25/35	1,929
		Series - 2005 S2 (Class A24)
2,565,000		Citigroup, Inc	5.320	12/11/49	2,658
		Series - 2007 CD4 (Class A4)
3,530,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	3,842
		Series - 2007 C9 (Class A4)
3,524,419		Countrywide Alternative Loan Trust	5.500	08/25/16	3,096
		Series - 2004 30CB (Class 1A15)
3,783,481		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	3,950
		Series - 2003 35 (Class 1A1)
1,451,658		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	1,487
		Series - 2005 17 (Class 1A10)
1,157,921		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	1,155
		Series - 2005 J3 (Class 1A1)
5,012,009	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	4,421
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
2,197,621	g,i	Certificate	0.450	05/15/23	2,108
		Series - 2006 HC1A (Class A1)
1,345,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	1,413
		Series - 2003 C3 (Class A5)
1,210,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	1,231
		Series - 2003 C3 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,367,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	$3,647
		Series - 2005 C5 (Class A4)
900,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	816
		Series - 2005 C5 (Class AJ)
600,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	651
		Series - 2004 7 (Class JK)
3,701,823		Federal National Mortgage Association (FNMA)	4.500	03/25/33	3,966
		Series - 2005 95 (Class LN)
710,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	771
		Series - 2003 C3 (Class A4)
2,426,455	i	GMAC Mortgage Corp Loan Trust	4.570	10/19/33	2,460
		Series - 2003 AR1 (Class A5)
5,845,954		Government National Mortgage Association (GNMA)	4.390	08/16/30	5,942
		Series - 2005 32 (Class B)
8,330,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	8,301
		Series - 2006 GG7 (Class AM)
2,075,000	i	Greenwich Capital Commercial Funding Corp	6.080	07/10/38	2,274
		Series - 2006 GG7 (Class A4)
7,495,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	7,901
		Series - 2007 GG9 (Class A4)
1,750,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	1,616
		Series - 2007 GG9 (Class AM)
4,520,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	4,730
		Series - 2007 GG11 (Class A4)
1,875,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	2,019
		Series - 2006 GG6 (Class A4)
3,000,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	2,940
		Series - 2006 GG6 (Class AM)
3,880,000		GS Mortgage Securities Corp II	5.560	11/10/39	4,133
		Series - 2006 GG8 (Class A4)
1,186,847	i	GSR Mortgage Loan Trust	4.920	01/25/36	1,145
		Series - 2006 AR1 (Class 2A2)
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	3,159
		Series - 2006 FL1A (Class A2)
1,500,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	1,709
		Series - 2009 IWST (Class A2)
4,380,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	4,555
		Series - 2006 LDP9 (Class A3)
2,265,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	2,374
		Series - 2007 CB18 (Class A4)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,257
		Series - 2007 LD11 (Class A4)
2,045,320	i	JP Morgan Mortgage Trust	4.310	04/25/35	2,065
		Series - 2005 A2 (Class 5A1)
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	2,489
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	962
		Series - 2005 C2 (Class A5)
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	1,076
		Series - 2003 C1 (Class A4)
6,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	6,447
		Series - 2007 C1 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,975,000		LB-UBS Commercial Mortgage Trust	5.430%	02/15/40	$4,158
		Series - 2007 C2 (Class A3)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,556
		Series - 2007 C6 (Class A4)
5,800,000	i	Merrill Lynch Mortgage Trust	5.410	11/12/37	6,373
		Series - 2005 CKI1 (Class A6)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	1,668
		Series - 2005 CIP1 (Class AM)
1,300,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	1,419
		Series - 2006 C1 (Class A4)
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	2,398
		Series - 2007 8 (Class AM)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	4,185
		Series - 2006 4 (Class A3)
2,225,000	i	Morgan Stanley Capital I	5.270	06/13/41	2,426
		Series - 2004 T15 (Class A4)
2,650,000		Morgan Stanley Capital I	5.170	01/14/42	2,864
		Series - 2005 HQ5 (Class A4)
6,300,000	i	Morgan Stanley Capital I	5.450	02/12/44	6,572
		Series - 2007 HQ11 (Class A4)
1,211,000	i	Morgan Stanley Capital I	5.730	07/12/44	1,339
		Series - 2006 HQ9 (Class A4)
850,000	i	Morgan Stanley Capital I	5.540	11/12/49	846
		Series - 2007 T25 (Class AM)
1,010,000		Morgan Stanley Capital I	4.770	07/15/56	879
		Series - 0 IQ9 (Class AJ)
2,750,000	g	OBP DEPOSITOR LLC TRUST	4.650	07/15/45	2,975
		Series - 2010 OBP (Class A)
915,641	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	888
		Series - 2005 6XS (Class A3)
1,000,851	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	1,009
		Series - 2006 6 (Class 2A1)
965,000	i	Wachovia Bank Commercial Mortgage Trust	5.530	12/15/44	874
		Series - 2005 C22 (Class AJ)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	2,271
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			179,402

		TOTAL STRUCTURED ASSETS			258,491

		(Cost $253,574)

		TOTAL BONDS			3,644,200

		(Cost $3,454,155)

SHARES		COMPANY

COMMON STOCKS - 60.0%
AUTOMOBILES & COMPONENTS - 1.2%
24,300	*	Aisin Seiki Co Ltd	758
103,120	*	American Axle & Manufacturing Holdings, Inc	930

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

127,203		Bayerische Motoren Werke AG.	$8,920
8,349		Bayerische Motoren Werke AG. (Preference)	389
51,856	*	BorgWarner, Inc	2,729
11,649	*	Continental AG.	905
130,600		Denso Corp	3,872
1,930	*	Drew Industries, Inc	40
2,612,732	*	Ford Motor Co	31,981
8,129	*	Fuel Systems Solutions, Inc	318
63,051		Gentex Corp	1,230
189,806		Harley-Davidson, Inc	5,398
305,980		Honda Motor Co Ltd	10,861
534,566		Johnson Controls, Inc	16,305
38,400	*	Modine Manufacturing Co	498
599,000	*	Nissan Motor Co Ltd	5,231
54,787	*	Peugeot S.A.	1,842
97,815		Pirelli & C S.p.A.	796
83,765	*	Renault S.A.	4,310
48,870		Superior Industries International, Inc	844
117,201	*	Tenneco, Inc	3,395
25,000	*	Toyota Industries Corp	668
77,972		Volkswagen AG. (Preference)	9,410
102,500	*	Yamaha Motor Co Ltd	1,538

		TOTAL AUTOMOBILES & COMPONENTS	113,168

BANKS - 4.2%
7,264		Associated Banc-Corp	96
416,316		Australia & New Zealand Banking Group Ltd	9,529
1,316,621		Banca Intesa S.p.A.	4,276
766,621		Banca Intesa S.p.A. RSP	1,974
720,577		Banco Bilbao Vizcaya Argentaria S.A.	9,730
209,409		Banco Comercial Portugues S.A.	182
349,583		Banco Espirito Santo S.A.	1,618
966,457		Banco Santander Central Hispano S.A.	12,275
2,020		Bancorpsouth, Inc	29
202,377	*	Bank Hapoalim Ltd	926
310,755	*	Bank Leumi Le-Israel	1,444
17,096		Bank of Hawaii Corp	768
194,500		Bank of Nova Scotia	10,382
608,682		BB&T Corp	14,657
700		BOK Financial Corp	32
1,430		Capitol Federal Financial	35
3,360		Cathay General Bancorp	40
559,724	*	Citizens Republic Bancorp, Inc	504
33,051		City National Corp	1,754
2,120		Columbia Banking System, Inc	42
118,264		Comerica, Inc	4,394
1,049		Commerce Bancshares, Inc	39
88,939	*	Commerzbank AG.	737
301,281		Commonwealth Bank of Australia	14,901
2,000		Community Bank System, Inc	46
700		Cullen/Frost Bankers, Inc	38
54,758	*	Danske Bank AS	1,321

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

352,155	*	Dexia	$1,552
172,388		DNB NOR Holding ASA	2,346
2,420		East West Bancorp, Inc	39
53,552		Erste Bank der Oesterreichischen Sparkassen AG.	2,144
786,736		Fifth Third Bancorp	9,464
2,370		First Financial Bancorp	40
167,344	*,h	First Horizon National Corp	1,909
2,900		First Niagara Financial Group, Inc	34
22,979		Fulton Financial Corp	208
2,590		Glacier Bancorp, Inc	38
1,000		Hancock Holding Co	30
275,400		Hang Seng Bank Ltd	4,050
2,408,118		HSBC Holdings plc	24,400
202,875		Hudson City Bancorp, Inc	2,487
1,147		International Bancshares Corp	19
95,701	*	Israel Discount Bank Ltd	190
90,119	*	KBC Groep NV	4,043
615,552		Keycorp	4,900
127,214		M&T Bank Corp	10,407
200,023		Marshall & Ilsley Corp	1,408
1,800		MB Financial, Inc	29
1,558,700		Mitsubishi UFJ Financial Group, Inc	7,263
3,311,900		Mizuho Financial Group, Inc	4,840
344,419		National Australia Bank Ltd	8,436
73,275	*	National Bank of Greece S.A.	716
6,490		National Penn Bancshares, Inc	41
1,500		NBT Bancorp, Inc	33
164,983		New York Community Bancorp, Inc	2,681
20,699		NewAlliance Bancshares, Inc	261
567,438		Nordea Bank AB	5,910
19,938		Old National Bancorp	209
600		Park National Corp	38
18,109		People’s United Financial, Inc	237
2,500	*	Pinnacle Financial Partners, Inc	23
29,650	*	PMI Group, Inc	109
357,725		PNC Financial Services Group, Inc	18,570
1,906,222	*	Popular, Inc	5,528
1,100		Prosperity Bancshares, Inc	36
48,979		Provident Financial Services, Inc	605
39,760		Radian Group, Inc	311
956,941		Regions Financial Corp	6,957
244,110		Royal Bank of Canada (Toronto)	12,714
3,701,376	*	Royal Bank of Scotland Group plc	2,745
1,000		S&T Bancorp, Inc	17
685,000		Shinsei Bank Ltd	484
410,200		Shizuoka Bank Ltd	3,533
1,200	*	Signature Bank	47
155,678		Skandinaviska Enskilda Banken AB (Class A)	1,154
258,970		Standard Chartered plc	7,428
6,990		Sterling Bancshares, Inc	38
408,900		Sumitomo Trust & Banking Co Ltd	2,047
466,142		SunTrust Banks, Inc	12,040

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,030		Susquehanna Bancshares, Inc	$42
23,595	*	SVB Financial Group	999
244,510		Svenska Handelsbanken (A Shares)	8,013
1,756,384		Synovus Financial Corp	4,321
2,400		TCF Financial Corp	39
3,000		TFS Financial Corp	28
122,211		Toronto-Dominion Bank	8,843
1,700		Trustmark Corp	37
3,150		Umpqua Holdings Corp	36
2,122,460		UniCredito Italiano S.p.A.	5,419
1,483,400		US Bancorp	32,072
6,478		Washington Federal, Inc	99
2,724		Webster Financial Corp	48
2,508,748		Wells Fargo & Co	63,046
5,690	*	Western Alliance Bancorp	38
591,023		Westpac Banking Corp	13,276
1,700		Whitney Holding Corp	14
1,110		Wintrust Financial Corp	36
15,516		Zions Bancorporation	331

		TOTAL BANKS	403,294

CAPITAL GOODS - 4.8%
481,800		3M Co	41,777
3,800		A.O. Smith Corp	220
31,650		ACS Actividades Cons y Servicios S.A.	1,580
2,100		Actuant Corp (Class A)	48
56,861	*	AGCO Corp	2,218
1,300		Albany International Corp (Class A)	25
66,830		Alfa Laval AB	1,171
600		American Science & Engineering, Inc	44
2,655	*	American Superconductor Corp	83
279,522		Ametek, Inc	13,352
4,300		Ampco-Pittsburgh Corp	107
5,965		Apogee Enterprises, Inc	55
1,440		Applied Industrial Technologies, Inc	44
45,634	*	Armstrong World Industries, Inc	1,894
65,817	*	ArvinMeritor, Inc	1,023
291,000		Asahi Glass Co Ltd	2,966
35,700		Assa Abloy AB (Class B)	900
10,969	*	Astec Industries, Inc	313
1,090		AZZ, Inc	47
1,030		Badger Meter, Inc	42
21,754		Baldor Electric Co	879
81,414		Balfour Beatty plc	342
109,330		Barnes Group, Inc	1,923
211,538	*	BE Aerospace, Inc	6,412
2,120	*	Beacon Roofing Supply, Inc	31
333,800		Bombardier, Inc	1,638
68,516		Bouygues S.A.	2,941
1,300		Brady Corp (Class A)	38
26,790		Briggs & Stratton Corp	509
23,239	*	Builders FirstSource, Inc	53

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

295,728		Bunzl plc	$3,526
480,922		Caterpillar, Inc	37,838
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,108
1,100		Clarcor, Inc	42
7,900	*	Columbus McKinnon Corp	131
2,050		Comfort Systems USA, Inc	22
81,816		Compagnie de Saint-Gobain	3,640
27,671		Cooper Industries plc	1,354
653,002		CSR Ltd	1,136
223,631		Cummins, Inc	20,256
26,300		Daikin Industries Ltd	989
726,637		Danaher Corp	29,509
394,467		Deere & Co	27,526
1,560		Delek Group Ltd	428
39,470		Discount Investment Corp	788
10,400		Donaldson Co, Inc	490
29,871		Dover Corp	1,560
41,047		Dynamic Materials Corp	620
93,578		Eaton Corp	7,719
1,740	*	EMCOR Group, Inc	43
687,074		Emerson Electric Co	36,180
1,280	*	EnPro Industries, Inc	40
1,450		ESCO Technologies, Inc	48
59,100	*	Fanuc Ltd	7,526
17,150		Fastenal Co	912
14,800		Federal Signal Corp	80
3,800		Finning International, Inc	88
39,671		Fluor Corp	1,965
23,380		Fomento de Construcciones y Contratas S.A.	646
76,315		Gamesa Corp Tecnologica S.A.	534
2,330		Gardner Denver, Inc	125
8,591		Geberit AG.	1,530
1,350	*	General Cable Corp	37
48,876	*	Gibraltar Industries, Inc	439
1,200		Gorman-Rupp Co	33
63,837		Graco, Inc	2,026
51,754	*	GrafTech International Ltd	809
1,240		Granite Construction, Inc	28
32,600		Hitachi Construction Machinery Co Ltd	705
6,000		Hochtief AG.	520
46,983		Hubbell, Inc (Class B)	2,384
611,689		Illinois Tool Works, Inc	28,762
53,867		Ingersoll-Rand plc	1,924
1,900	*	Insituform Technologies, Inc (Class A)	46
2,300		Insteel Industries, Inc	21
336,346		Invensys plc	1,577
17,936		John Bean Technologies Corp	289
27,700		JS Group Corp	543
119,400		Komatsu Ltd	2,772
347,730		Koninklijke Philips Electronics NV	10,929
288,000		Kubota Corp	2,636
6,983	*	Layne Christensen Co	181

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

36,587	*	LB Foster Co (Class A)	$1,059
12,110		Lincoln Electric Holdings, Inc	700
600		Lindsay Manufacturing Co	26
11,900	*	Makita Corp	377
347,539		Masco Corp	3,827
66,000		Matsushita Electric Works Ltd	875
12,396		Metso Oyj	568
750	*	Middleby Corp	48
320,000		Mitsubishi Electric Corp	2,752
900		MSC Industrial Direct Co (Class A)	49
114,717	*	NCI Building Systems, Inc	1,093
83,000		NGK Insulators Ltd	1,379
28,000		Nidec Corp	2,489
67,410		Nordson Corp	4,967
86,000		NSK Ltd	583
66,800		Orkla ASA	616
60,192	*	Owens Corning, Inc	1,543
240,316		Paccar, Inc	11,571
42,932		Pall Corp	1,788
35,043		Pentair, Inc	1,178
2,350	*	Perini Corp	47
2,110	*	Polypore International, Inc	64
22,768		Precision Castparts Corp	2,900
34,002		Quanex Building Products Corp	587
77,762	*	Quanta Services, Inc	1,484
2,000		Robbins & Myers, Inc	54
62,526		Rockwell Automation, Inc	3,860
37,308		Roper Industries, Inc	2,432
5,140	*	RSC Holdings, Inc	38
3,300	*	Rush Enterprises, Inc (Class A)	51
175,680		Sandvik AB	2,692
2,100	*	Sauer-Danfoss, Inc	45
157,500		Scania AB (B Shares)	3,477
91,044		Schneider Electric S.A.	11,544
1,603,500		SembCorp Industries Ltd	5,316
98,000		Shimizu Corp	363
1,310		Simpson Manufacturing Co, Inc	34
41,300		Skanska AB (B Shares)	757
3,270		Smiths Group plc	63
20,075		Snap-On, Inc	934
182,710	*	Spirit Aerosystems Holdings, Inc (Class A)	3,641
700		SPX Corp	44
93,600		Sumitomo Electric Industries Ltd	1,141
1,680		TAL International Group, Inc	41
14,706	*	Tecumseh Products Co (Class A)	169
99,430		Tennant Co	3,072
59,789	*	Thomas & Betts Corp	2,453
1,480		Timken Co	57
69,914		Tredegar Corp	1,327
1,800	*	Trex Co, Inc	34
110,819		Tyco International Ltd	4,070
1,070		Universal Forest Products, Inc	31

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

74,252	*	Valence Technology, Inc	$85
37,780	*	Vestas Wind Systems AS	1,424
2,600		Vicor Corp	38
165,360		Vinci S.A.	8,288
341,990		Volvo AB (B Shares)	5,023
114,769		W.W. Grainger, Inc	13,669
39,926	*	WABCO Holdings, Inc	1,674
730		Watsco, Inc	41
17,580	*	WESCO International, Inc	691
44,700		Westinghouse Air Brake Technologies Corp	2,136
131,715	*	Wolseley plc	3,309
14,175		Zardoya Otis S.A.	254

		TOTAL CAPITAL GOODS	454,677

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
600	*	Acacia Research (Acacia Technologies)	11
38,320	*	ACCO Brands Corp	220
41,858		Adecco S.A.	2,187
4,500		Administaff, Inc	121
10,400		Aggreko plc	256
7,885	*	ATC Technology Corp	195
164,413		Avery Dennison Corp	6,104
5,289		Bowne & Co, Inc	60
127,102		Brambles Ltd	770
2,370		Brink’s Co	55
120,569		Capita Group plc	1,489
2,000		CDI Corp	26
5,300		Corporate Executive Board Co	167
800	*	CoStar Group, Inc	39
188,000		Dai Nippon Printing Co Ltd	2,295
18,020		Deluxe Corp	345
3,270	*	Dolan Media Co	37
69,765		Dun & Bradstreet Corp	5,172
1,310	*	EnerNOC, Inc	41
291,317		Experian Group Ltd	3,171
15,128	*	FTI Consulting, Inc	525
2,000		Heidrick & Struggles International, Inc	39
8,629		Herman Miller, Inc	170
23,219		HNI Corp	668
1,850	*	Huron Consulting Group, Inc	41
700	*	IHS, Inc (Class A)	48
57,672		Iron Mountain, Inc	1,288
3,011	*	Kforce, Inc	41
2,980		Knoll, Inc	46
3,300	*	Korn/Ferry International	55
34,790		Manpower, Inc	1,816
116,980	*	Metalico, Inc	448
2,100	*	Mobile Mini, Inc	32
19,200	*	Navigant Consulting, Inc	223
36,720		Pitney Bowes, Inc	785
77,205		R.R. Donnelley & Sons Co	1,309
15,200	*	Randstad Holdings NV	691

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,900		Resources Connection, Inc	$26
112,456		Robert Half International, Inc	2,924
53,100		Secom Co Ltd	2,399
90,275		Standard Register Co	264
5,810		Steelcase, Inc (Class A)	48
600	*	Stericycle, Inc	42
46,400	*	Tetra Tech, Inc	973
179,000		Toppan Printing Co Ltd	1,400
900		Towers Watson & Co	44
7,956		Unifirst Corp	351
700	*	United Stationers, Inc	37
2,100		Viad Corp	41
2,100	*	Volt Information Sciences, Inc	15
35,704		Waste Management, Inc	1,276

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	40,826

CONSUMER DURABLES & APPAREL - 1.1%
3,048		Adidas-Salomon AG.	189
2,700		American Greetings Corp (Class A)	50
5,400		Billabong International Ltd	42
1,024		Blyth, Inc	42
3,524	*	Brookfield Homes Corp	29
45,900		Burberry Group plc	750
32,738		Callaway Golf Co	229
1,540	*	Carter’s, Inc	41
3,360		Cherokee, Inc	61
24,659		Christian Dior S.A.	3,223
165,529		Coach, Inc	7,111
1,000		Columbia Sportswear Co	58
54,572		Compagnie Financiere Richemont S.A.	2,627
800		CSS Industries, Inc	14
2,733	*	Deckers Outdoor Corp	137
2,380		Ethan Allen Interiors, Inc	42
1,150	*	Fossil, Inc	62
97,336		Garmin Ltd	2,954
7,100	*	Gildan Activewear, Inc	200
15,875	*	Harman International Industries, Inc	530
1,300		Hasbro, Inc	58
2,770	*	Iconix Brand Group, Inc	48
2,600	*	Jakks Pacific, Inc	46
6,710		KB Home	76
105,864		Leggett & Platt, Inc	2,409
45,954	*	Liz Claiborne, Inc	279
38,075		LVMH Moet Hennessy Louis Vuitton S.A.	5,585
30,753	*	M/I Homes, Inc	319
1,990	*	Maidenform Brands, Inc	57
320,300		Matsushita Electric Industrial Co Ltd	4,339
508,154		Mattel, Inc	11,922
23,800	*	Movado Group, Inc	259
392,268		Nike, Inc (Class B)	31,437
197,000		Nikon Corp	3,653
22,800		Oxford Industries, Inc	542

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

30,030		Phillips-Van Heusen Corp	$1,807
2,000		Pool Corp	40
1,352		Puma AG. Rudolf Dassler Sport	446
169,283	*	Quiksilver, Inc	662
646,000	*	Sanyo Electric Co Ltd	1,068
44,000		Sekisui Chemical Co Ltd	266
81,000		Sekisui House Ltd	728
132,000	*	Sharp Corp	1,314
134,400	*	Sony Corp	4,155
1,107,436	*	Standard-Pacific Corp	4,398
1,270	*	Steven Madden Ltd	52
9,700	*	Tempur-Pedic International, Inc	301
400	*	Timberland Co (Class A)	8
1,780	*	True Religion Apparel, Inc	38
20,265		Tupperware Corp	927
1,150	*	Under Armour, Inc (Class A)	52
38,601		VF Corp	3,127
1,900	*	Volcom, Inc	36
970	*	Warnaco Group, Inc	50
14,200		Weyco Group, Inc	344
9,286		Whirlpool Corp	752
123,400		Yamaha Corp	1,432

		TOTAL CONSUMER DURABLES & APPAREL	101,423

CONSUMER SERVICES - 1.1%
35,220	*	AFC Enterprises	437
800	*	American Public Education, Inc	26
30,700		Benesse Corp	1,478
1,710	*	BJ’s Restaurants, Inc	48
7,343		Bob Evans Farms, Inc	206
2,820		Brinker International, Inc	53
440	*	Capella Education Co	34
1,020	*	CEC Entertainment, Inc	35
280	*	Chipotle Mexican Grill, Inc (Class A)	48
95,076		Choice Hotels International, Inc	3,466
1,200	*	Coinstar, Inc	52
480,983		Compass Group plc	4,008
105,531		Darden Restaurants, Inc	4,515
900		DeVry, Inc	44
1,346	*	DineEquity, Inc	61
3,400	*	Domino’s Pizza, Inc	45
66,381	*	Gaylord Entertainment Co	2,025
72,757		Hillenbrand, Inc	1,566
36,000	*	Interval Leisure Group, Inc	485
1,810	*	Jack in the Box, Inc	39
1,210	*	Life Time Fitness, Inc	48
1,680	*	Lincoln Educational Services Corp	24
43,668		Marcus Corp	517
287,671		Marriott International, Inc (Class A)	10,307
650,379		McDonald’s Corp	48,460
12,376	*	O’Charleys, Inc	89
530	*	Panera Bread Co (Class A)	47

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,300	*	Papa John’s International, Inc	$34
1,110	*	Peet’s Coffee & Tea, Inc	38
930		PF Chang’s China Bistro, Inc	43
700	*	Pre-Paid Legal Services, Inc	44
35,896		Regis Corp	687
6,040	*	Ruby Tuesday, Inc	72
29,578	*	Sonic Corp	239
1,800		Sotheby’s (Class A)	66
584,956		Starbucks Corp	14,963
124,901		Starwood Hotels & Resorts Worldwide, Inc	6,564
155	*	Steak N Shake Co	51
33,399		Stewart Enterprises, Inc (Class A)	180
190		Strayer Education, Inc	33
2,840	*	Texas Roadhouse, Inc (Class A)	40
2,200		Universal Technical Institute, Inc	43
960	*	Vail Resorts, Inc	36
6,510		Weight Watchers International, Inc	203
37,040		Wyndham Worldwide Corp	1,017
85,600		Yum! Brands, Inc	3,943

		TOTAL CONSUMER SERVICES	106,459

DIVERSIFIED FINANCIALS - 2.8%
802,229		American Express Co	33,717
109,492	*	AmeriCredit Corp	2,678
145,327		Ameriprise Financial, Inc	6,878
1,065,268		Bank of New York Mellon Corp	27,835
80,832		BlackRock, Inc	13,762
373,667		Capital One Financial Corp	14,779
1,292,453		Charles Schwab Corp	17,965
52,701		CME Group, Inc	13,725
1,920		Cohen & Steers, Inc	42
844,100	*	Daiwa Securities Group, Inc	3,408
41,143		Deutsche Boerse AG.	2,745
374,996		Discover Financial Services	6,255
48,717		Duff & Phelps Corp	656
31,220		Eaton Vance Corp	907
51,550		Evercore Partners, Inc (Class A)	1,475
46,159		Federated Investors, Inc (Class B)	1,051
234,984		Franklin Resources, Inc	25,120
570		Greenhill & Co, Inc	45
246,000		Hong Kong Exchanges and Clearing Ltd	4,845
906,309	*	ING Groep NV	9,402
77,230	*	IntercontinentalExchange, Inc	8,088
1,750	*	International Assets Holding Corp	32
418,596		Invesco Ltd	8,887
3,030	*	Investment Technology Group, Inc	43
3,510		Janus Capital Group, Inc	38
1,570		KBW, Inc	40
84,613		Legg Mason, Inc	2,565
454,885	*	MF Global Holdings Ltd	3,275
81,929	*	Nasdaq Stock Market, Inc	1,592
130,606	*	NewStar Financial, Inc	968

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

721,800	*	Nomura Holdings, Inc	$3,493
194,049		Northern Trust Corp	9,361
254,612		NYSE Euronext	7,274
7,510	*	PHH Corp	158
15,778	*	Safeguard Scientifics, Inc	198
92,049		SEI Investments Co	1,872
463,000		Singapore Exchange Ltd	3,176
497,483		State Street Corp	18,735
760	*	Stifel Financial Corp	35
252,140		T Rowe Price Group, Inc	12,623
388	*	Toronto Dominion Bank/ny	28
29,020	*	TradeStation Group, Inc	191

		TOTAL DIVERSIFIED FINANCIALS	269,962

ENERGY - 5.6%
256,504	*	Allis-Chalmers Energy, Inc	1,070
347,533		Apache Corp	33,976
49,684	*	Atlas America, Inc	1,423
234,101	*	ATP Oil & Gas Corp	3,195
4,366	*	Atwood Oceanics, Inc	133
37,958		Berry Petroleum Co (Class A)	1,204
699,862		BG Group plc	12,297
83,200	*	BPZ Energy, Inc	319
2,730	*	Brigham Exploration Co	51
9,766	*	Bronco Drilling Co, Inc	39
108,819		Cabot Oil & Gas Corp	3,277
135,202	*	Cairn Energy plc	963
7,080	*	Cal Dive International, Inc	39
193,317	*	Cameron International Corp	8,305
110,600		Canadian Oil Sands Trust	2,737
21,895		CARBO Ceramics, Inc	1,773
5,590	*	Carrizo Oil & Gas, Inc	134
165,800		Cenovus Energy, Inc	4,768
794,231		Chesapeake Energy Corp	17,989
110,102		Cimarex Energy Co	7,287
258,739	*	Clean Energy Fuels Corp	3,677
38,527	*	Compagnie Generale de Geophysique S.A.	846
48,215	*	Complete Production Services, Inc	986
43,560	*	Contango Oil & Gas Co	2,185
103,000		Cosmo Oil Co Ltd	269
184,621	*	Crosstex Energy, Inc	1,459
6,000	*	Dawson Geophysical Co	160
447,492	*	Denbury Resources, Inc	7,111
481,844		Devon Energy Corp	31,196
214,686		Diamond Offshore Drilling, Inc	14,549
1,400	*	Dresser-Rand Group, Inc	52
14,074	*	Dril-Quip, Inc	874
828,033		El Paso Corp	10,251
85,437		Enbridge, Inc	4,475
575,176		ENI S.p.A.	12,412
279,833		EOG Resources, Inc	26,016
350,471		Equitable Resources, Inc	12,638

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

26,900		EXCO Resources, Inc	$400
8,401	*	Exterran Holdings, Inc	191
108,543	*	FMC Technologies, Inc	7,412
12,700		Fugro NV	835
70,800		Galp Energia SGPS S.A.	1,222
164,944	*	Global Industries Ltd	902
16,840	*	GMX Resources, Inc	82
47,478	*	Goodrich Petroleum Corp	692
22,906		Gulf Island Fabrication, Inc	417
60,130	*	Gulfmark Offshore, Inc	1,847
12,100	*	Gulfport Energy Corp	167
102,725	*	Hercules Offshore, Inc	272
432,788		Hess Corp	25,586
151,299	*	Hornbeck Offshore Services, Inc	2,949
1,300		Idemitsu Kosan Co Ltd	111
670		Inpex Holdings, Inc	3,154
49,728	*	ION Geophysical Corp	256
5,100		Japan Petroleum Exploration Co	192
4,180	*	Key Energy Services, Inc	40
3,216	*	Kinder Morgan Management LLC	194
12,938		Lufkin Industries, Inc	568
795,508		Marathon Oil Corp	26,331
1,900	*	Mariner Energy, Inc	46
1,478,000	*	Mongolia Energy Co ltd	613
502,701		National Oilwell Varco, Inc	22,355
101,331		Neste Oil Oyj	1,583
145,045	*	Newfield Exploration Co	8,331
197,577		Nexen, Inc	3,975
119,405		Noble Corp	4,035
303,694		Noble Energy, Inc	22,804
11,050	*	Northern Oil And Gas, Inc	187
10,868	*	Oceaneering International, Inc	585
14,886	*	Oil States International, Inc	693
133,037		OMV AG.	4,980
368,600		Origin Energy Ltd	5,647
1,130		Overseas Shipholding Group, Inc	39
2,970	*	OYO Geospace Corp	172
116,560	*	Parker Drilling Co	507
246,526	*	PetroHawk Energy Corp	3,979
32,190	*	Petroleum Development Corp	888
67,500	*	Petroquest Energy, Inc	411
86,690	*	Pioneer Drilling Co	553
179,870		Pioneer Natural Resources Co	11,697
166,370	*	Pride International, Inc	4,896
283,147		Questar Market Resources, Inc	8,534
116,576	*	Quicksilver Resources, Inc	1,469
91,308		Range Resources Corp	3,482
769,765	*	Rentech, Inc	759
293,175		Repsol YPF S.A.	7,552
36,777	*	Rex Energy Corp	471
13,890	*	Rosetta Resources, Inc	326
9,820		RPC, Inc	208

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

19,311		Saipem S.p.A.	$773
11,371	*	SandRidge Energy, Inc	65
439,137		Santos Ltd	5,437
400	*	SEACOR Holdings, Inc	34
229,704	*	Southwestern Energy Co	7,681
1,167,992		Spectra Energy Corp	26,339
82,840		St. Mary Land & Exploration Co	3,103
338,760		Statoil ASA	7,068
330,004		Suncor Energy, Inc	10,745
47,223		Sunoco, Inc	1,724
63,016	*	Swift Energy Co	1,769
283,300		Talisman Energy, Inc	4,956
6,769		Technip S.A.	544
126,056		Tenaris S.A.	2,418
800		Tidewater, Inc	36
174,100		TransCanada Corp	6,459
167,904		Tullow Oil plc	3,360
132,614	*	Ultra Petroleum Corp	5,567
41,805	*	Unit Corp	1,559
70,198	*	Venoco, Inc	1,378
68,320		W&T Offshore, Inc	724
222,688	*	Weatherford International Ltd	3,808
46,955	*	Whiting Petroleum Corp	4,485
665,489		Williams Cos, Inc	12,717
23,892		WorleyParsons Ltd	514

		TOTAL ENERGY	538,995

FOOD & STAPLES RETAILING - 1.7%
114,200		Aeon Co Ltd	1,226
179,256		Carrefour S.A.	9,632
1,300		Casey’s General Stores, Inc	54
3,876		Casino Guichard Perrachon S.A.	355
472,434		Costco Wholesale Corp	30,468
880,423		CVS Corp	27,708
10,250		Delhaize Group	743
2,301	*	Great Atlantic & Pacific Tea Co, Inc	9
46,668		J Sainsbury plc	286
54,500		Jeronimo Martins SGPS S.A.	729
6,988		Kesko Oyj (B Shares)	328
216,057		Koninklijke Ahold NV	2,912
339,985		Kroger Co	7,364
9,800		Lawson, Inc	449
30,900		Loblaw Cos Ltd	1,224
58,366		Metro AG.	3,799
8,100		Metro, Inc	351
13,956		Nash Finch Co	594
1,400		Ruddick Corp	49
407,601		Safeway, Inc	8,625
89,900		Seven & I Holdings Co Ltd	2,106
18,582		Spartan Stores, Inc	269
819,575		Sysco Corp	23,374
1,655,276		Tesco plc	11,025

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,270	*	United Natural Foods, Inc	$42
770,158		Walgreen Co	25,801
59,485	*	Whole Foods Market, Inc	2,207
2,600	*	Winn-Dixie Stores, Inc	19
28,443		WM Morrison Supermarkets plc	132
157,977		Woolworths Ltd	4,404

		TOTAL FOOD & STAPLES RETAILING	166,284

FOOD, BEVERAGE & TOBACCO - 2.4%
97,000		Ajinomoto Co, Inc	949
400		Alico, Inc	9
25,518		Aryzta AG.	1,117
95,701		Associated British Foods plc	1,577
322,028		Campbell Soup Co	11,513
189,544		Coca Cola Hellenic Bottling Co S.A.	5,003
79,318		Coca-Cola Enterprises, Inc	2,459
75,475		ConAgra Foods, Inc	1,656
5,450	*	Darling International, Inc	46
8,757	*	Dean Foods Co	89
2,800		Del Monte Foods Co	37
1,010		Diamond Foods, Inc	41
1,400		Flowers Foods, Inc	35
744,260		General Mills, Inc	27,195
20,437	*	Green Mountain Coffee Roasters, Inc	637
169,225		Groupe Danone	10,122
341,849		H.J. Heinz Co	16,193
2,100	*	Hain Celestial Group, Inc	50
12,910	*	Hansen Natural Corp	602
9,587		Hormel Foods Corp	428
37,588		J.M. Smucker Co	2,275
428,859		Kellogg Co	21,662
13,388		Kerry Group plc (Class A)	470
31,000		Kikkoman Corp	342
1,133,238		Kraft Foods, Inc (Class A)	34,971
2,677		Lancaster Colony Corp	127
1,600		Lance, Inc	34
21,747		McCormick & Co, Inc	914
28,500		Nisshin Seifun Group, Inc	375
10,900		Nissin Food Products Co Ltd	394
879,456		PepsiCo, Inc	58,430
1,876	*	Ralcorp Holdings, Inc	110
9,100		Saputo, Inc	311
556,346		Sara Lee Corp	7,472
10,773		Tootsie Roll Industries, Inc	268
890	*	TreeHouse Foods, Inc	41
334,862		Unilever NV	10,009
339,269		Unilever plc	9,812
68,900	*	Viterra, Inc	601
40,900		Yakult Honsha Co Ltd	1,263

		TOTAL FOOD, BEVERAGE & TOBACCO	229,639

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
478,977		Aetna, Inc	$15,140
1,880	*	American Medical Systems Holdings, Inc	37
10,800	*	Amsurg Corp	189
3,704		Analogic Corp	166
1,610	*	athenahealth, Inc	54
596,744		Baxter International, Inc	28,471
62,688		Beckman Coulter, Inc	3,059
315,215		Becton Dickinson & Co	23,357
3,600	*	CardioNet, Inc	16
22,716	*	Catalyst Health Solutions, Inc	800
39,170	*	Centene Corp	924
9,990		Chemed Corp	569
1,190		Cigna Corp	43
2,310	*	Conceptus, Inc	32
4,670	*	Corvel Corp	198
1,930	*	Coventry Health Care, Inc	42
115,816		Dentsply International, Inc	3,703
3,100	*	Gen-Probe, Inc	150
12,050	*	Greatbatch, Inc	279
730	*	Haemonetics Corp	43
5,210	*	Health Management Associates, Inc (Class A)	40
20,090	*	Healthways, Inc	234
16,830	*	Henry Schein, Inc	986
69,737		Hill-Rom Holdings, Inc	2,503
760	*	HMS Holdings Corp	45
28,636	*	Hospira, Inc	1,633
100,596	*	Humana, Inc	5,054
39,913	*	Idexx Laboratories, Inc	2,463
1,200	*	Integra LifeSciences Holdings Corp	47
12,868	*	Intuitive Surgical, Inc	3,651
4,500		Invacare Corp	119
50,813	*	Inverness Medical Innovations, Inc	1,572
29,553	*	Kinetic Concepts, Inc	1,081
50,210	*	LifePoint Hospitals, Inc	1,760
1,760		Masimo Corp	48
49,747		McKesson Corp	3,073
1,730	*	MedAssets, Inc	36
104,927	*	Medco Health Solutions, Inc	5,462
959,020		Medtronic, Inc	32,204
2,350		Meridian Bioscience, Inc	51
1,166	*	Merit Medical Systems, Inc	19
27,680	*	Molina Healthcare, Inc	747
8,672	*	MWI Veterinary Supply, Inc	501
69,800		Olympus Corp	1,828
3,000	*	Omnicell, Inc	39
8,337		Owens & Minor, Inc	237
1,888	*	Palomar Medical Technologies, Inc	20
78,813		Patterson Cos, Inc	2,258
24,754	*	PharMerica Corp	236
2,500	*	PSS World Medical, Inc	53
149,912		Quest Diagnostics, Inc	7,566
22,842	*	Resmed, Inc	749

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,120	*	Sirona Dental Systems, Inc	$40
246,114	*	St. Jude Medical, Inc	9,682
40,359		STERIS Corp	1,341
3,100		Universal American Financial Corp	46
1,840	*	Volcano Corp	48
507,512	*	WellPoint, Inc	28,746
1,000		West Pharmaceutical Services, Inc	34
2,100	*	Wright Medical Group, Inc	30
189,025	*	Zimmer Holdings, Inc	9,892
5,140	*	Zoll Medical Corp	166

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	203,612

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
5,870		Alberto-Culver Co	221
254,286		Avon Products, Inc	8,165
9,680		Beiersdorf AG.	593
7,875		Church & Dwight Co, Inc	511
69,468		Clorox Co	4,638
281,781		Colgate-Palmolive Co	21,658
38,043		Estee Lauder Cos (Class A)	2,405
57		Henkel KGaA	3
156,880		Henkel KGaA (Preference)	8,426
181,200		Kao Corp	4,415
405,376		Kimberly-Clark Corp	26,370
63,795		L’Oreal S.A.	7,173
1,610		Nu Skin Enterprises, Inc (Class A)	46
1,297,144		Procter & Gamble Co	77,789
152,666		Reckitt Benckiser Group plc	8,396
190,000		Shiseido Co Ltd	4,265
18,375	*	USANA Health Sciences, Inc	742

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	175,816

INSURANCE - 2.4%
509,543		Aflac, Inc	26,348
762	*	Alleghany Corp	231
4,400		American Equity Investment Life Holding Co	45
7,900		American Physicians Capital, Inc	328
812,660		AMP Ltd	4,014
20,351	*	Arch Capital Group Ltd	1,705
1,500		Arthur J. Gallagher & Co	40
126,789		Aspen Insurance Holdings Ltd	3,839
421,772		Assicurazioni Generali S.p.A.	8,492
96,941		Assurant, Inc	3,945
18,354		Axis Capital Holdings Ltd	605
459,824		Chubb Corp	26,205
402,055		Cincinnati Financial Corp	11,599
82,456		CNP Assurances	1,532
135,277	*	Crawford & Co (Class B)	329
1,400		Donegal Group, Inc (Class A)	18
2,400		Employers Holdings, Inc	38
49,047		Endurance Specialty Holdings Ltd	1,952
27,664		Erie Indemnity Co (Class A)	1,551

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

8,696		Everest Re Group Ltd	$752
1,876	*	Fpic Insurance Group, Inc	66
543,648	*	Genworth Financial, Inc (Class A)	6,643
22,550		Hanover Insurance Group, Inc	1,060
1,200		Harleysville Group, Inc	39
3,500	*	Hilltop Holdings, Inc	34
418,327		Insurance Australia Group Ltd	1,472
368,494		Lincoln National Corp	8,814
5,014	*	Markel Corp	1,728
4,850		Meadowbrook Insurance Group, Inc	44
116,855		Montpelier Re Holdings Ltd	2,024
65,128		Muenchener Rueckver AG.	9,021
28,670	*	National Financial Partners Corp	363
700	*	Navigators Group, Inc	31
1,914,376		Old Mutual plc	4,174
8,322		PartnerRe Ltd	667
327,177	*	Phoenix Cos, Inc	687
53,051		Platinum Underwriters Holdings Ltd	2,309
328,986		Principal Financial Group	8,527
700	*	ProAssurance Corp	40
857,690		Progressive Corp	17,900
33,822		Protective Life Corp	736
626,239		Prudential plc	6,262
700		RLI Corp	40
1,126,876		Royal & Sun Alliance Insurance Group plc	2,314
900		Safety Insurance Group, Inc	38
2,400		Selective Insurance Group, Inc	39
5,540		Stancorp Financial Group, Inc	211
807,825		Standard Life plc	2,934
532,520		Suncorp-Metway Ltd	4,632
140,685		Swiss Reinsurance Co	6,169
88,990		T&D Holdings, Inc	1,855
545,999		Travelers Cos, Inc	28,446
277,063		UnumProvident Corp	6,137
120,475		W.R. Berkley Corp	3,261
100		Wesco Financial Corp	36
130		White Mountains Insurance Group Ltd	40
200,570		XL Capital Ltd	4,344

		TOTAL INSURANCE	226,705

MATERIALS - 4.0%
37,300		Acerinox S.A.	664
57,558		Agnico-Eagle Mines Ltd	4,092
20,600		Agrium, Inc (Toronto)	1,546
87,628		Air Liquide	10,690
319,531		Air Products & Chemicals, Inc	26,464
21,000		Air Water, Inc	250
6,480		Airgas, Inc	440
19,300		Akzo Nobel NV	1,191
1,136,280		Alcoa, Inc	13,760
66,030		Allegheny Technologies, Inc	3,067
11,215	*	Allied Nevada Gold Corp	297

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,087,717		Alumina Ltd	$1,903
122,822		AMCOL International Corp	3,217
279,194		Antofagasta plc	5,421
21,600		Aptargroup, Inc	986
1,400		Arch Chemicals, Inc	49
203,000		Asahi Kasei Corp	1,119
18,822		Ball Corp	1,108
88,945		BASF AG.	5,609
86,309		Bemis Co	2,740
364,120		BlueScope Steel Ltd	774
13,556		Boliden AB	205
52,800		Buckeye Technologies, Inc	777
27,330	*	Calgon Carbon Corp	396
1,160		Carpenter Technology Corp	39
50,895	*	Castle (A.M.) & Co	674
72,203		Cimpor Cimentos de Portugal S.A.	465
1,186	*	Clearwater Paper Corp	90
114,073		Cleveland-Cliffs, Inc	7,292
30,032	*	Coeur d’Alene Mines Corp	598
110,909		Commercial Metals Co	1,607
10,420		Compass Minerals International, Inc	798
270,968		CRH plc	4,448
7,955		Domtar Corporation	514
74,000		Dowa Holdings Co Ltd	441
5,800		DSM NV	297
900		Eastman Chemical Co	67
370,453		Ecolab, Inc	18,797
5,690	*	Ferro Corp	73
630,839	*	Fortescue Metals Group Ltd	3,177
74,210	*	General Moly, Inc	272
1,052		Givaudan S.A.	1,075
22,564		Glatfelter	274
104,200		Goldcorp, Inc	4,527
84,077		H.B. Fuller Co	1,671
41,614		HeidelbergCement AG.	2,005
30,000		Hitachi Metals Ltd	353
53,966		Holcim Ltd	3,465
2,400		Holmen AB (B Shares)	74
39,200	*	Horsehead Holding Corp	387
49,200		Inmet Mining Corp	2,741
22,086		Innophos Holdings, Inc	731
1,000		International Flavors & Fragrances, Inc	49
248,742		International Paper Co	5,410
1,630	*	Intrepid Potash, Inc	42
154,662		Israel Chemicals Ltd	2,182
48,900		JSR Corp	832
77,699		K+S AG.	4,652
38,000		Kaneka Corp	228
208,700		Kinross Gold Corp	3,915
58,000		Kuraray Co Ltd	732
46,374		Linde AG.	6,036
39,055	*	Lonmin plc	1,024

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

121,887	*	Louisiana-Pacific Corp	$923
60,839		Lubrizol Corp	6,447
99,243		MacArthur Coal Ltd	1,125
247,695		MeadWestvaco Corp	6,038
24,336		Minerals Technologies, Inc	1,434
297,500		Mitsubishi Chemical Holdings Corp	1,511
48,000		Mitsubishi Gas Chemical Co, Inc	279
319,000	*	Mitsubishi Materials Corp	917
120,960		Mitsui Chemicals, Inc	326
475,000		Mitsui Mining & Smelting Co Ltd	1,360
2,100		Myers Industries, Inc	18
47,300		Nalco Holding Co	1,192
2,220		Neenah Paper, Inc	34
227,840		Newcrest Mining Ltd	8,736
1,787,000		Nippon Steel Corp	6,079
212,000		Nisshin Steel Co Ltd	378
31,500		Nitto Denko Corp	1,232
577,043		Norsk Hydro ASA	3,483
6,330		Novozymes AS (B Shares)	805
414,559		Nucor Corp	15,836
29,346		Olympic Steel, Inc	675
1,370	*	OM Group, Inc	41
439,577		OneSteel Ltd	1,245
43,142		Orica Ltd	1,072
34,763	*	Owens-Illinois, Inc	975
863,952		Oxiana Ltd	1,215
1,390	*	Pactiv Corp	46
31,500		Potash Corp of Saskatchewan Toronto	4,515
328,293		Praxair, Inc	29,632
1,380		Quaker Chemical Corp	45
30,024		Rautaruukki Oyj	621
127,308		Reliance Steel & Aluminum Co	5,287
15,189		Rock-Tenn Co (Class A)	757
152,260		Royal Gold, Inc	7,589
13,953		Salzgitter AG.	904
850		Schnitzer Steel Industries, Inc (Class A)	41
48,265		Sealed Air Corp	1,085
34,028		Sensient Technologies Corp	1,038
92,200		Shin-Etsu Chemical Co Ltd	4,490
200,228		Sigma-Aldrich Corp	12,090
52,391		Sims Group Ltd	893
10,200		Solvay S.A.	1,088
105,431		Sonoco Products Co	3,526
11,100	*	Spartech Corp	91
67,100		Ssab Svenskt Stal AB (Series A)	1,070
45,637		Ssab Svenskt Stal AB (Series B)	641
181,246		Steel Dynamics, Inc	2,557
600		Stepan Co	35
44,488	*	Stillwater Mining Co	749
153,116		Stora Enso Oyj (R Shares)	1,513
360,000		Sumitomo Chemical Co Ltd	1,578
1,291,000		Sumitomo Metal Industries Ltd	3,263

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

331,000		Sumitomo Metal Mining Co Ltd	$5,055
121,590		Svenska Cellulosa AB (B Shares)	1,849
42,000		Taiyo Nippon Sanso Corp	357
165,100		Teck Cominco Ltd	6,791
74,000		Teijin Ltd	245
56,675		Temple-Inland, Inc	1,058
68,329	*	Titanium Metals Corp	1,364
305,000		Toray Industries, Inc	1,699
41,000		Tosoh Corp	111
117,300		Toyo Seikan Kaisha Ltd	2,113
268,000		UBE Industries Ltd	594
15,649		Umicore	676
375,904		United States Steel Corp	16,481
133,335		UPM-Kymmene Oyj	2,285
21,086	*	US Gold Corp	105
45,540		Valspar Corp	1,450
28,882		Voestalpine AG.	1,064
112,777		Vulcan Materials Co	4,164
10,800	*	Wausau Paper Corp	90
260,642		Worthington Industries, Inc	3,917
665,023		Xstrata plc	12,724
254,700		Yamana Gold, Inc	2,904
8,300		Yamato Kogyo Co Ltd	201
20,900		Yara International ASA	945
6,400	*	Zoltek Cos, Inc	62

		TOTAL MATERIALS	385,643

MEDIA - 1.6%
1,380		Arbitron, Inc	39
107,294	*	Discovery Communications, Inc (Class A)	4,673
55,452	*	Discovery Communications, Inc (Class C)	2,118
48,307	*	DreamWorks Animation SKG, Inc (Class A)	1,541
33,529	*	Entercom Communications Corp (Class A)	264
345,020	*	Entravision Communications Corp (Class A)	687
78,791	*	EW Scripps Co (Class A)	621
22,077	*	Fisher Communications, Inc	385
40,459		Harte-Hanks, Inc	472
11,122		John Wiley & Sons, Inc (Class A)	454
215,606	*	Journal Communications, Inc (Class A)	972
11,413		Lagardere S.C.A.	446
39,506	*	Lamar Advertising Co (Class A)	1,257
274,436	*	Liberty Global, Inc (Class A)	8,455
250,634	*	Lin TV Corp (Class A)	1,113
212,923	*	McClatchy Co (Class A)	837
81,220	*	Mediacom Communications Corp (Class A)	537
35,360		Meredith Corp	1,178
195,819	*	New York Times Co (Class A)	1,516
428,809		Omnicom Group, Inc	16,929
551,411		Pearson plc	8,537
1,550		Scholastic Corp	43
123,844		Scripps Networks Interactive (Class A)	5,892
2,507,877	*	Sirius XM Radio, Inc	3,009

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

137,161		Thomson Corp (Toronto)	$5,156
394,679		Time Warner Cable, Inc	21,309
315,030		Virgin Media, Inc	7,252
1,299,088		Walt Disney Co	43,013
18,736		Washington Post Co (Class B)	7,483
25,400		Wolters Kluwer NV	533
683,960		WPP plc	7,569
239,700		Yellow Pages Income Fund	1,291

		TOTAL MEDIA	155,581

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
434,286		Abbott Laboratories	22,687
931	*	Abraxis Bioscience, Inc	72
17,804	*	Affymetrix, Inc	81
63,861	*	Akorn, Inc	258
31,284	*	Alexion Pharmaceuticals, Inc	2,013
13,974	*	Alkermes, Inc	205
251,413		Allergan, Inc	16,727
1,400	*	Alnylam Pharmaceuticals, Inc	17
718,472	*	Amgen, Inc	39,596
62	*	Amylin Pharmaceuticals, Inc	1
16,702	*	Arena Pharmaceuticals, Inc	26
61,621	*	Ariad Pharmaceuticals, Inc	235
167,180		Astellas Pharma, Inc	6,038
13,508	*	Auxilium Pharmaceuticals, Inc	335
235,505	*	Biogen Idec, Inc	13,217
55,710	*	BioMimetic Therapeutics, Inc	635
400	*	Bio-Rad Laboratories, Inc (Class A)	36
34,162	*	Biovail Corp	856
1,366,323		Bristol-Myers Squibb Co	37,041
25,700	*	Bruker BioSciences Corp	361
28,175	*	Celera Corp	190
50,897	*	Cepheid, Inc	952
171,400		Chugai Pharmaceutical Co Ltd	3,150
64,111		CSL Ltd	2,048
1,940	*	Cubist Pharmaceuticals, Inc	45
17,881	*	Cypress Bioscience, Inc	69
68,874	*	Dendreon Corp	2,836
500	*	Dionex Corp	43
251,617	*	Durect Corp	639
18,820	*	Dyax Corp	45
77,670	*	Endo Pharmaceuticals Holdings, Inc	2,582
227,606	*	Genzyme Corp	16,113
29,826	*	Geron Corp	165
810,723	*	Gilead Sciences, Inc	28,871
873,859		GlaxoSmithKline plc	17,221
4,270	*	Immunogen, Inc	27
104,026	*	Incyte Corp	1,663
54,690	*	Isis Pharmaceuticals, Inc	459
1,319,519		Johnson & Johnson	81,756
49,905	*	Life Technologies Corp	2,330
1,540,574		Merck & Co, Inc	56,708

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,209		Merck KGaA	$522
235,303	*	Nektar Therapeutics	3,475
71,281	*	Neurocrine Biosciences, Inc	432
353,003		Novartis AG.	20,243
122,745		Novo Nordisk AS (Class B)	12,181
1,100	*	Onyx Pharmaceuticals, Inc	29
28,980	*	Orexigen Therapeutics, Inc	172
23,481		PDL BioPharma, Inc	124
1,900		PerkinElmer, Inc	44
21,168	*	Pharmasset, Inc	624
73,809	*	Pozen, Inc	523
27,366	*	Progenics Pharmaceuticals, Inc	138
25,743	*	Regeneron Pharmaceuticals, Inc	705
120,117		Roche Holding AG.	16,404
72,210	*	Salix Pharmaceuticals Ltd	2,868
9,262	*	Savient Pharmaceuticals, Inc	212
3,300	*	Seattle Genetics, Inc	51
7,300	*	Sequenom, Inc	51
24,140	*	SIGA Technologies, Inc	204
1,297	*	Synta Pharmaceuticals Corp	5
127,400		Takeda Pharmaceutical Co Ltd	5,853
2,390		Techne Corp	148
3,140	*	Theravance, Inc	63
204,698	*	Thermo Electron Corp	9,800
11,024	*	United Therapeutics Corp	617
3,900	*	Viropharma, Inc	58
88,049	*	Vivus, Inc	589
62,597	*	Waters Corp	4,431

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	438,915

REAL ESTATE - 1.2%
2,571		Acadia Realty Trust	49
55,900		Aeon Mall Co Ltd	1,359
620		Alexandria Real Estate Equities, Inc	43
37,122		AMB Property Corp	983
1,500		American Campus Communities, Inc	46
570,361		Annaly Mortgage Management, Inc	10,037
113,850		Anworth Mortgage Asset Corp	812
394,785	*	Ashford Hospitality Trust, Inc	3,573
301	*	Avatar Holdings, Inc	6
1,500		BioMed Realty Trust, Inc	27
86,695		Boston Properties, Inc	7,205
600		Brandywine Realty Trust	7
1,010		BRE Properties, Inc (Class A)	42
195,440		British Land Co plc	1,428
3,200		Capital Lease Funding, Inc	18
62,720		Capstead Mortgage Corp	682
134,668	*	CB Richard Ellis Group, Inc (Class A)	2,462
25,300		CBL & Associates Properties, Inc	330
21,544		Cedar Shopping Centers, Inc	131
10,750		Chimera Investment Corp	42
1,080		Corporate Office Properties Trust	40

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,829		Cousins Properties, Inc	$42
198,000		Daiwa House Industry Co Ltd	1,992
2,000,999		DB RREEF Trust	1,654
4,630		DiamondRock Hospitality Co	44
24,718		Digital Realty Trust, Inc	1,525
2,780		Douglas Emmett, Inc	49
173,397		Duke Realty Corp	2,010
1,000		EastGroup Properties, Inc	37
6,440		Education Realty Trust, Inc	46
2,600		Equity One, Inc	44
2,900		Extra Space Storage, Inc	47
11,054		Federal Realty Investment Trust	903
166,347	*	FelCor Lodging Trust, Inc	765
276,111	*	First Industrial Realty Trust, Inc	1,400
2,300		First Potomac Realty Trust	35
12,398	*	Forest City Enterprises, Inc (Class A)	159
26,565	*	Forestar Real Estate Group, Inc	453
2,600		Franklin Street Properties Corp	32
52,310		Glimcher Realty Trust	322
297,596		GPT Group (ASE)	846
1,200		Hatteras Financial Corp	34
112,205		HCP, Inc	4,036
65,528		Health Care REIT, Inc	3,102
2,000		Healthcare Realty Trust, Inc	47
82,790		Hersha Hospitality Trust	429
7,346		Highwoods Properties, Inc	239
559,090		Host Marriott Corp	8,095
22,144		HRPT Properties Trust	567
816		Investors Real Estate Trust	7
547,636	*	iStar Financial, Inc	1,676
2,160		Jones Lang LaSalle, Inc	186
1,340		Kilroy Realty Corp	44
261,715		Kimco Realty Corp	4,121
279,836		Land Securities Group plc	2,816
1,880		LaSalle Hotel Properties	44
16,326		Lexington Corporate Properties Trust	117
348,312		Liberty International plc	2,012
44,728		Liberty Property Trust	1,427
6,565		LTC Properties, Inc	168
36,619		Macerich Co	1,573
4,400		Medical Properties Trust, Inc	45
32,830		MFA Mortgage Investments, Inc	250
14,820		Mid-America Apartment Communities, Inc	864
321,032		Mirvac Group	413
305,810		Mitsui Fudosan Co Ltd	5,158
343,486		NorthStar Realty Finance Corp	1,285
1,200		Parkway Properties, Inc	18
5,168		Post Properties, Inc	144
504,551		Prologis	5,943
700		PS Business Parks, Inc	40
613,167	*	RAIT Investment Trust	1,012
11,900		Regency Centers Corp	470

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

423,884		Segro plc	$1,818
2,016		Senior Housing Properties Trust	47
606,928		Stockland Trust Group	2,253
1,530		Sun Communities, Inc	47
4,490	*	Sunstone Hotel Investors, Inc	41
1,020		Tanger Factory Outlet Centers, Inc	48
1,060		Taubman Centers, Inc	47
26,606		UDR, Inc	562
13,412		Unibail	2,974
1,100		Universal Health Realty Income Trust	38
5,660		Urstadt Biddle Properties, Inc (Class A)	102
5,300		U-Store-It Trust	44
36,228		Ventas, Inc	1,868
112,570		Vornado Realty Trust	9,627
1,500		Washington Real Estate Investment Trust	48
97,559		Weingarten Realty Investors	2,129

		TOTAL REAL ESTATE	109,802

RETAILING - 2.6%
2,050		Aaron Rents, Inc	38
2,050		Advance Auto Parts	120
83,950		American Eagle Outfitters, Inc	1,256
10,610	*	AnnTaylor Stores Corp	215
42,068	*	Autozone, Inc	9,630
900		Barnes & Noble, Inc	15
157,245	*	Bed Bath & Beyond, Inc	6,826
274,012		Best Buy Co, Inc	11,188
810	*	Blue Nile, Inc	36
350,721	*	Borders Group, Inc	417
1,200		Buckle, Inc	32
1,600		Canadian Tire Corp Ltd	89
50,476	*	Carmax, Inc	1,406
10,800		Cato Corp (Class A)	289
12,190	*	Charming Shoppes, Inc	43
46,310		Chico’s FAS, Inc	487
3,400		Christopher & Banks Corp	27
1,590	*	Dick’s Sporting Goods, Inc	45
3,973	*	Dress Barn, Inc	94
1,710	*	DSW, Inc (Class A)	49
249,700		Esprit Holdings Ltd	1,355
12,500		Fast Retailing Co Ltd	1,761
2,586		Finish Line, Inc (Class A)	36
51,032		Foot Locker, Inc	741
31,240	*	GameStop Corp (Class A)	616
473,986		Gap, Inc	8,835
282,106		Genuine Parts Co	12,579
1,550	*	Gymboree Corp	64
2,200		Haverty Furniture Cos, Inc	24
175,240		Hennes & Mauritz AB (B Shares)	6,346
1,630	*	hhgregg, Inc	40
121,498	*	Hibbett Sports, Inc	3,031
1,299,156		Home Depot, Inc	41,158

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

109,700		Home Retail Group	$355
19,710		Hot Topic, Inc	118
36,700	*	HSN, Inc	1,097
56,720		Inditex S.A.	4,506
1,150	*	J Crew Group, Inc	39
129,084		JC Penney Co, Inc	3,509
1,125	*	JOS A Bank Clothiers, Inc	48
380,300		Kingfisher plc	1,399
277,287	*	Kohl’s Corp	14,607
747,810		Li & Fung Ltd	4,207
408,896	*	Liberty Media Holding Corp (Interactive A)	5,606
242,300		Limited Brands, Inc	6,489
2,500	*	LKQ Corp	52
1,134,508		Lowe’s Cos, Inc	25,289
93,736		Macy’s, Inc	2,164
3,280		Men’s Wearhouse, Inc	78
1,090		Monro Muffler, Inc	50
94,376		Nordstrom, Inc	3,511
78,565	*	Office Depot, Inc	361
85,068	*	Orbitz Worldwide, Inc	536
800	*	O’Reilly Automotive, Inc	43
10,103	*	Overstock.com, Inc	159
4,580		PEP Boys - Manny Moe & Jack	48
2,400		PetMed Express, Inc	42
30,830		Petsmart, Inc	1,079
9,430	*	Pier 1 Imports, Inc	77
29,641		RadioShack Corp	632
10,500	*	Retail Ventures, Inc	113
5,240	*	Sally Beauty Holdings, Inc	59
1,800	*	Shoe Carnival, Inc	36
14,007		Stage Stores, Inc	182
543,281		Staples, Inc	11,365
3,300	*	Stein Mart, Inc	29
4,010	*	Talbots, Inc	53
646,103		Target Corp	34,528
38,755		Tiffany & Co	1,821
397,962		TJX Companies, Inc	17,762
1,220		Tractor Supply Co	48
1,820	*	Ulta Salon Cosmetics & Fragrance, Inc	53
11,490		Williams-Sonoma, Inc	364

		TOTAL RETAILING	251,402

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
41,575	*	Advanced Energy Industries, Inc	543
769,561	*	Advanced Micro Devices, Inc	5,472
22,178	*	Anadigics, Inc	135
1,298,344		Applied Materials, Inc	15,165
42,857		ASML Holding NV	1,280
7,922	*	Cabot Microelectronics Corp	255
45,210	*	Cree, Inc	2,454
1,100	*	Cymer, Inc	41
2,380	*	Diodes, Inc	41

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

141,124	*	Energy Conversion Devices, Inc	$708
27,519	*	Entegris, Inc	129
46	*	Evergreen Solar, Inc	0	^
4,220	*	Fairchild Semiconductor International, Inc	40
7,010	*	GT Solar International, Inc	59
7,300	*	Integrated Device Technology, Inc	43
3,062,201		Intel Corp	58,886
2,300	*	Kulicke & Soffa Industries, Inc	14
344,113	*	LSI Logic Corp	1,569
32,218	*	LTX-Credence Corp	67
14,183	*	Mattson Technology, Inc	39
3,840		Micrel, Inc	38
294,463	*	ON Semiconductor Corp	2,123
1,300		Power Integrations, Inc	41
21,351	*	RF Micro Devices, Inc	131
15,400		Rohm Co Ltd	950
1,340	*	Rubicon Technology, Inc	30
2,223	*	Rudolph Technologies, Inc	18
16,682	*	Sigma Designs, Inc	192
67,959	*	Skyworks Solutions, Inc	1,405
65,663		STMicroelectronics NV	503
228,294	*	Sunpower Corp (Class A)	3,287
53,521	*	Sunpower Corp (Class B)	742
4,270	*	Teradyne, Inc	48
1,163,707		Texas Instruments, Inc	31,583
10,500	*	Ultratech, Inc	180
1,190	*	Veeco Instruments, Inc	41
114,448		Xilinx, Inc	3,045

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	131,297

SOFTWARE & SERVICES - 3.9%
627,576		Accenture plc	26,666
373,461	*	Adobe Systems, Inc	9,766
830	*	Advent Software, Inc	43
60,961	*	Akamai Technologies, Inc	3,059
4,609	*	Ansys, Inc	195
1,790	*	ArcSight, Inc	78
2,440	*	Ariba, Inc	46
225,855	*	Art Technology Group, Inc	933
139,678	*	Autodesk, Inc	4,466
9,500	*	Blackboard, Inc	342
103,131		Broadridge Financial Solutions, Inc	2,359
44,183		CA, Inc	933
29,200	*	Ciber, Inc	88
95,888	*	Compuware Corp	818
940	*	Concur Technologies, Inc	46
1,910	*	Constant Contact, Inc	41
3,620	*	Convergys Corp	38
12,200	*	CSG Systems International, Inc	222
2,530	*	DealerTrack Holdings, Inc	43
18,735		Diamond Management & Technology Consultants, Inc	234
43,241	*	DivX, Inc	412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

70,176		DST Systems, Inc	$3,147
97,800		Earthlink, Inc	889
617,096	*	eBay, Inc	15,057
27,660	*	Ebix, Inc	649
2,100		EPIQ Systems, Inc	26
23,879	*	Equinix, Inc	2,444
570		Factset Research Systems, Inc	46
54,216	*	FalconStor Software, Inc	166
2,253	*	Gartner, Inc	66
900		Global Payments, Inc	39
124,216	*	Google, Inc (Class A)	65,312
69,444	*	Hewitt Associates, Inc (Class A)	3,502
2,600		iGate Corp	47
73,887	*	Informatica Corp	2,838
42,117	*	Internap Network Services Corp	207
586,937		International Business Machines Corp	78,731
34,644	*	Intuit, Inc	1,518
1,740	*	j2 Global Communications, Inc	41
58,800		Jack Henry & Associates, Inc	1,499
1,810	*	JDA Software Group, Inc	46
91,500	*	Lawson Software, Inc	775
24,926	*	Liquidity Services, Inc	399
40,415		Marchex, Inc (Class B)	220
49,167	*	Mentor Graphics Corp	520
1,210	*	Micros Systems, Inc	51
3,538,934		Microsoft Corp	86,667
600	*	MicroStrategy, Inc (Class A)	52
40,747	*	ModusLink Global Solutions, Inc	259
14,350	*	NeuStar, Inc (Class A)	357
165,999		NIC, Inc	1,376
12,200		Nintendo Co Ltd	3,049
286,573	*	Novell, Inc	1,711
104		NTT Data Corp	329
183,951		Oracle Corp	4,939
16,200		Pegasystems, Inc	503
1,500	*	Progress Software Corp	50
75,439	*	RealNetworks, Inc	246
54,977	*	S1 Corp	286
84,209	*	Salesforce.com, Inc	9,415
88,338		SAP AG.	4,370
84,070		Sapient Corp	1,006
51,141	*	Smith Micro Software, Inc	508
2,000	*	Sourcefire, Inc	58
714,908	*	Symantec Corp	10,844
1,700	*	Synopsys, Inc	42
1,700		Syntel, Inc	76
1,610	*	Taleo Corp (Class A)	47
49,300	*	Terremark Worldwide, Inc	510
141,310	*	TIBCO Software, Inc	2,507
61,369	*	TNS, Inc	1,040
207,162		Total System Services, Inc	3,157
23,000	*	Tyler Technologies, Inc	464

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

15,133	*	Ultimate Software Group, Inc	$585
2,370	*	Unisys Corp	66
31,867		United Online, Inc	182
32,414	*	Vasco Data Security International	211
1,500	*	Vocus, Inc	28
23,300	*	Wright Express Corp	832
747,133	*	Yahoo!, Inc	10,587

		TOTAL SOFTWARE & SERVICES	375,422

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
1,540	*	Acme Packet, Inc	58
5,550	*	ADC Telecommunications, Inc	70
1,400		Adtran, Inc	49
292,155	*	Agilent Technologies, Inc	9,748
121,197	*	Agilysys, Inc	788
2,460	*	Anixter International, Inc	133
11,531	*	Avid Technology, Inc	151
43,720	*	Avnet, Inc	1,181
20,420	*	Benchmark Electronics, Inc	335
22,202	*	Blue Coat Systems, Inc	534
3,310	*	Bookham, Inc	53
223,500		Canon, Inc	10,429
2,967,546	*	Cisco Systems, Inc	64,990
70,418	*	Cogent, Inc	749
4,800		Cognex Corp	129
129,390	*	Cray, Inc	854
7,400		CTS Corp	71
12,100		Daktronics, Inc	119
1,592,923	*	Dell, Inc	20,644
2,120	*	DG FastChannel, Inc	46
3,605	*	DTS, Inc	138
443,107	*	EMC Corp	9,000
76,433	*	Finisar Corp	1,436
74,500		Fuji Folms Holdings Corp	2,468
592,000		Fujitsu Ltd	4,156
69,668	*	Harmonic, Inc	479
1,218,303		Hewlett-Packard Co	51,254
28,700	*	Ibiden Co Ltd	729
6,100	*	Infinera Corp	71
1,900	*	Ingram Micro, Inc (Class A)	32
22,232	*	InterDigital, Inc	658
9,686	*	Intermec, Inc	119
22,664	*	Intevac, Inc	227
1,920	*	Itron, Inc	118
118,500		Konica Minolta Holdings, Inc	1,155
27,700		Kyocera Corp	2,618
628	*	L-1 Identity Solutions, Inc	7
43,645	*	Lexmark International, Inc (Class A)	1,947
1,068	*	Littelfuse, Inc	47
63,953	*	Loral Space & Communications, Inc	3,338
2,200		Molex, Inc	46
2,137,656	*	Motorola, Inc	18,235

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,400		National Instruments Corp	$46
155,116	*	NetApp, Inc	7,723
1,910	*	Netgear, Inc	52
589,334		Nokia Oyj	5,922
30,400		Omron Corp	690
69,596	*	Oplink Communications, Inc	1,381
40,673		Plantronics, Inc	1,374
1,420	*	Plexus Corp	42
57,360	*	Polycom, Inc	1,565
24,130	*	Power-One, Inc	219
227,544	*	Powerwave Technologies, Inc	414
68,816	*	QLogic Corp	1,214
737,097	*	Quantum Corp	1,563
112,997	*	Radisys Corp	1,064
83,800	*	Research In Motion Ltd (Canada)	4,080
163,000		Ricoh Co Ltd	2,298
1,470	*	Riverbed Technology, Inc	67
2,500	*	Rofin-Sinar Technologies, Inc	63
1,300	*	Scansource, Inc	36
258,084	*	Seagate Technology, Inc	3,040
54,795	*	STEC, Inc	682
8,445		Sycamore Networks, Inc	274
145,266	*	Symmetricom, Inc	831
17,463	*	Synaptics, Inc	491
20,700		TDK Corp	1,154
3,600	*	Tech Data Corp	145
40,403	*	Tekelec	524
205,546		Tellabs, Inc	1,531
38,795	*	Trimble Navigation Ltd	1,359
11,800	*	TTM Technologies, Inc	116
2,300	*	Universal Display Corp	54
924,458		Xerox Corp	9,568

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	258,991

TELECOMMUNICATION SERVICES - 1.5%
148,096		Alaska Communications Systems Group, Inc	1,503
57,012	*	American Tower Corp (Class A)	2,922
106,900		BCE, Inc	3,478
337,089		Bezeq Israeli Telecommunication Corp Ltd	840
22,322		Cellcom Israel Ltd	681
282,260		CenturyTel, Inc	11,138
39,411	*	Crown Castle International Corp	1,740
303,562		France Telecom S.A.	6,559
1,599,867		Frontier Communications Corp	13,072
894		KDDI Corp	4,278
262,448	*	MetroPCS Communications, Inc	2,745
2,950	*	Neutral Tandem, Inc	35
103,195	*	NII Holdings, Inc (Class B)	4,241
4,926		NTT DoCoMo, Inc	8,202
219,990		Portugal Telecom SGPS S.A.	2,936
1,942,469		Qwest Communications International, Inc	12,180
54,500		Rogers Communications, Inc (Class B)	2,040

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

12,514	*	SBA Communications Corp (Class A)	$504
50,700		Softbank Corp	1,659
3,338,335	*	Sprint Nextel Corp	15,457
20,557		Swisscom AG.	8,291
56,434	*	Syniverse Holdings, Inc	1,279
2,598,797		Telecom Italia S.p.A.	3,631
35,000		Telekom Austria AG.	527
97,700		Telenor ASA	1,530
4,734		Telephone & Data Systems, Inc	155
485,994		TeliaSonera AB	3,937
61,025	*	tw telecom inc (Class A)	1,133
2,448	*	US Cellular Corp	113
8,691,163		Vodafone Group plc	21,450
647,635		Windstream Corp	7,959

		TOTAL TELECOMMUNICATION SERVICES	146,215

TRANSPORTATION - 1.9%
173,946		Abertis Infraestructuras S.A.	3,241
438,715	*	Airtran Holdings, Inc	3,225
13,811		Alexander & Baldwin, Inc	481
800		Allegiant Travel Co	34
1,490		Arkansas Best Corp	36
623,369		Auckland International Airport Ltd	938
85,122		Autostrade S.p.A.	1,764
97,628		Brisa-Auto Estradas de Portugal S.A.	630
66,237	*	British Airways plc	253
78,900		Canadian National Railway Co	5,046
14,500		Canadian Pacific Railway Ltd	886
597,000		Cathay Pacific Airways Ltd	1,620
205		Central Japan Railway Co	1,508
26,343		CH Robinson Worldwide, Inc	1,842
68,937	*	Continental Airlines, Inc (Class B)	1,712
423,119		CSX Corp	23,407
411,879	*	Delta Air Lines, Inc	4,793
134,669		Deutsche Lufthansa AG.	2,476
493,298		Deutsche Post AG.	8,947
20,510	*	Dollar Thrifty Automotive Group, Inc	1,028
44,000		East Japan Railway Co	2,656
26,179		Expeditors International Washington, Inc	1,210
308,768		FedEx Corp	26,400
1,500		Forward Air Corp	39
1,613		Fraport AG. Frankfurt Airport Services Worldwide	98
4,700	*	Genesee & Wyoming, Inc (Class A)	204
2,200		Heartland Express, Inc	33
63,185	*	Hertz Global Holdings, Inc	669
2,064	*	Hub Group, Inc (Class A)	60
1,100		J.B. Hunt Transport Services, Inc	38
59,594	*	Kansas City Southern Industries, Inc	2,229
153,000	*	Kawasaki Kisen Kaisha Ltd	575
41,000		Keihin Electric Express Railway Co Ltd	396
46,000		Keio Corp	316
1,100	*	Kirby Corp	44

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,000		Knight Transportation, Inc	$39
900		Landstar System, Inc	35
61,000		Mitsui OSK Lines Ltd	384
1,471,163		MTR Corp	5,565
427,907		Norfolk Southern Corp	25,466
95,900		Odakyu Electric Railway Co Ltd	887
9,835		Ryder System, Inc	421
6,502		Skywest, Inc	91
629,651		Southwest Airlines Co	8,229
49,137		TNT NV	1,320
61,000		Tobu Railway Co Ltd	351
215,000		Tokyu Corp	950
88,331		Transurban Group	424
537,296		United Parcel Service, Inc (Class B)	35,833
1,600		Werner Enterprises, Inc	33
105,100		Yamato Transport Co Ltd	1,272

		TOTAL TRANSPORTATION	180,134

UTILITIES - 2.9%
5,000		Acciona S.A.	422
162,406		AGL Resources, Inc	6,231
147,159		Alliant Energy Corp	5,349
134,154		Aqua America, Inc	2,737
154,309		Atmos Energy Corp	4,514
322,632		Avista Corp	6,737
2,700		California Water Service Group	100
191,538	*	Calpine Corp	2,385
2,400		Canadian Utilities Ltd	116
289,986		Centerpoint Energy, Inc	4,559
22,932		Central Vermont Public Service Corp	463
1,584,125		Centrica plc	8,050
22,260		CH Energy Group, Inc	983
212,000		Cheung Kong Infrastructure Holdings Ltd	842
393,869		Cleco Corp	11,666
577,500		CLP Holdings Ltd	4,611
445,091		Consolidated Edison, Inc	21,462
137,525	*	Contact Energy Ltd	571
24,039		DTE Energy Co	1,104
386,268		NextEra Energy, Inc	21,010
156,216		Gas Natural SDG S.A.	2,329
382,804		Hawaiian Electric Industries, Inc	8,628
1,228,250		Hong Kong & China Gas Ltd	3,109
149,500		Hong Kong Electric Holdings Ltd	909
960,344		Iberdrola S.A.	7,388
329,147		Idacorp, Inc	11,823
749,969		International Power plc	4,571
12,040		ITC Holdings Corp	749
30,844		Laclede Group, Inc	1,062
1,800		MDU Resources Group, Inc	36
67,199		MGE Energy, Inc	2,660
1,085,522		National Grid plc	9,208
13,270		New Jersey Resources Corp	520

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

103,323		Nicor, Inc	$4,734
686,326		NiSource, Inc	11,942
191,351		Northeast Utilities	5,658
12,740		Northwest Natural Gas Co	605
81,478		NSTAR	3,206
442,404		NV Energy, Inc	5,818
54,813		Oest Elektrizitatswirts AG. (Class A)	1,965
9,466		Oneok, Inc	426
1,420		Ormat Technologies, Inc	41
897,000		Osaka Gas Co Ltd	3,234
775,805		Pepco Holdings, Inc	14,430
190,975		PG&E Corp	8,674
179,697		Piedmont Natural Gas Co, Inc	5,211
1,700		Portland General Electric Co	34
394,877		PPL Corp	10,753
186,965		Public Power Corp	2,913
284,337		Questar Corp	4,984
15,203		SCANA Corp	613
387,665		Scottish & Southern Energy plc	6,808
198,129		Sempra Energy	10,659
30,331		SJW Corp	747
317,700		Snam Rete Gas S.p.A.	1,609
61,735		South Jersey Industries, Inc	3,054
24,429		Southwest Gas Corp	821
6,599		Suez Environnement S.A.	122
179,100		Terna Rete Elettrica Nazionale S.p.A.	761
722,790		Tokyo Gas Co Ltd	3,281
6,500		TransAlta Corp	139
61,864		UGI Corp	1,770
27,622		UIL Holdings Corp	778
67,641		Veolia Environnement	1,782
47,867		WGL Holdings, Inc	1,808
18,096		Wisconsin Energy Corp	1,046
53,751		Xcel Energy, Inc	1,235

		TOTAL UTILITIES	278,565

		TOTAL COMMON STOCKS	5,742,827

		(Cost $5,071,665)

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)	100
740,991	*	Federal National Mortgage Association (FNMA)	323

		TOTAL BANKS	423

		TOTAL PREFERRED STOCKS	423

		(Cost $24,353)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
73,275		National Bank of Greece S.A.	36

		TOTAL BANKS	36

		TOTAL RIGHTS / WARRANTS	36

		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 8.4%
GOVERNMENT AGENCY DEBT - 6.2%
	Federal Home Loan Bank (FHLB)
$36,200,000	FHLB	10/06/10	$36,199
2,400,000	FHLB	10/08/10	2,400
4,270,000	FHLB	10/15/10	4,270
9,245,000	FHLB	10/20/10	9,244
20,000,000	FHLB	10/27/10	19,999
25,000,000	FHLB	11/03/10	24,996
50,000,000	FHLB	11/05/10	49,992
12,500,000	FHLB	11/17/10	12,494
45,000,000	FHLB	12/27/10	44,985
	Federal Home Loan Mortgage Corp (FHLMC)
21,800,000	FHLMC	10/04/10	21,800
25,075,000	FHLMC	10/18/10	25,073
15,425,000	FHLMC	10/25/10	15,423
20,000,000	FHLMC	11/15/10	19,996
3,000,000	FHLMC	11/16/10	2,999
17,990,000	FHLMC	11/22/10	17,985
25,000,000	FHLMC	11/23/10	24,993
9,600,000	FHLMC	12/14/10	9,597
25,000,000	FHLMC	12/27/10	24,992
	Federal National Mortgage Association (FNMA)
8,000,000	FNMA	10/18/10	7,999
50,000,000	FNMA	11/01/10	49,993
25,000,000	FNMA	11/03/10	24,996
42,800,000	FNMA	11/09/10	42,793
30,000,000	FNMA	11/10/10	29,994
24,200,000	FNMA	11/17/10	24,195
25,000,000	FNMA	12/22/10	24,993
25,000,000	FNMA	03/01/11	24,982

	TOTAL GOVERNMENT AGENCY DEBT		597,382

TREASURY DEBT - 0.1%
4,900,000	United States Treasury Bill	11/18/10	4,895

	TOTAL TREASURY DEBT		4,895

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
GOVERNMENT AGENCY DEBT - 1.4%
	Federal Home Loan Bank (FHLB)
37,600,000	FHLB	10/08/10	37,599
62,500,000	FHLB	11/17/10	62,490
	Federal Home Loan Mortgage Corp (FHLMC)
3,200,000	FHLMC	10/04/10	3,200
35,400,000	FHLMC	12/14/10	35,390

	TOTAL GOVERNMENT AGENCY DEBT		138,679

TREASURY DEBT - 0.7%
46,000,000	United States Treasury Bill	10/21/10	45,995
20,100,000	United States Treasury Bill	11/18/10	20,097

	TOTAL TREASURY DEBT		66,092

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		204,771

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES	COMPANY	VALUE (000)

	TOTAL SHORT-TERM INVESTMENTS	$807,047

	(Cost $807,028)
	TOTAL INVESTMENTS - 106.4%	10,194,534
	(Cost $9,357,201)
	OTHER ASSETS & LIABILITIES, NET - (6.4)%	(617,325)

	NET ASSETS - 100.0%	$9,577,209

*	Non-income producing.
^	Amount represents less than $1,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2010 the value of these securities amounted to $127,936 or 1.34% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 100.4%

BANKERS’ ACCEPTANCES - 0.2%
$ 4,632,000		JPMorgan Chase Bank NA		10/21/10	$4,631
10,000,000		JPMorgan Chase Bank NA		10/25/10	9,997
5,350,000		JPMorgan Chase Bank NA		11/22/10	5,346

		TOTAL BANKERS’ ACCEPTANCES			19,974

CERTIFICATE OF DEPOSIT - 8.1%
50,000,000		Bank of Montreal	0.230%	10/15/10	50,000
25,000,000		Bank of Montreal	0.230	10/28/10	25,000
44,425,000		Bank of Montreal	0.230	10/28/10	44,425
49,515,000		Bank of Montreal	0.230	12/13/10	49,515
30,000,000		Bank of Montreal	0.230	12/28/10	30,000
25,000,000		Bank of Nova Scotia	0.570	10/01/10	25,000
50,000,000		Bank of Nova Scotia	0.250	10/04/10	50,000
25,000,000		Bank of Nova Scotia	0.330	10/12/10	25,000
39,440,000		Bank of Nova Scotia	0.300	10/19/10	39,440
25,000,000		Bank of Nova Scotia	0.300	10/27/10	25,000
25,000,000		Bank of Nova Scotia	0.260	11/29/10	25,000
25,000,000		Bank of Nova Scotia	0.250	12/01/10	25,000
25,000,000		Bank of Nova Scotia	0.260	12/29/10	25,000
35,000,000		Bank of Nova Scotia	0.290	01/20/11	35,000
40,000,000		Barclays Bank plc	0.500	10/20/10	40,000
45,000,000	i	Barclays Bank plc	0.750	01/11/11	45,000
25,000,000		Barclays Bank plc	0.470	04/21/11	25,000
12,930,000		BNP Paribas	0.500	10/18/10	12,930
30,000,000		BNP Paribas	0.290	12/17/10	30,000
25,000,000	i	Canadian Imperial Bank of Commerce	0.420	04/28/11	25,000
50,000,000		Rabobank Nederland NV	0.270	11/08/10	50,001
20,000,000		Rabobank Nederland NV	0.290	01/06/11	20,000
40,000,000		Royal Bank of Scotland plc	0.340	11/17/10	40,000
30,000,000		Societe Generale	0.270	11/02/10	30,000
50,000,000		Toronto-Dominion Bank	0.210	10/05/10	50,000
35,000,000		Toronto-Dominion Bank	0.300	10/22/10	35,000
50,000,000		Toronto-Dominion Bank	0.300	11/08/10	50,000
29,625,000		Toronto-Dominion Bank	0.240	11/29/10	29,625
50,000,000	i	Westpac Banking Corp	0.290	10/07/10	50,000

		TOTAL CERTIFICATE OF DEPOSIT			1,005,936

COMMERCIAL PAPER - 41.9%
25,000,000		American Honda Finance Corp		10/04/10	24,999
10,000,000		American Honda Finance Corp		10/18/10	9,998
8,800,000		American Honda Finance Corp		10/19/10	8,799
45,000,000		American Honda Finance Corp		10/20/10	44,994
25,000,000		American Honda Finance Corp		11/03/10	24,995
13,380,000		American Honda Finance Corp		11/19/10	13,375
4,100,000		American Honda Finance Corp		11/22/10	4,099
10,000,000		American Honda Finance Corp		11/29/10	9,996
18,500,000		American Honda Finance Corp		12/06/10	18,492
30,500,000		American Honda Finance Corp		12/07/10	30,486
26,100,000		American Honda Finance Corp		12/17/10	26,087
15,285,000		American Honda Finance Corp		12/21/10	15,276
10,000,000		Australia & New Zealand Banking Group Ltd		11/18/10	9,995
59,300,000		Australia & New Zealand Banking Group Ltd		01/10/11	59,257
25,000,000		Australia & New Zealand Banking Group Ltd		03/16/11	24,964
20,000,000		Bank of Nova Scotia		10/05/10	19,999
25,000,000		Bank of Nova Scotia		10/27/10	24,996

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 18,760,000	Bank of Nova Scotia		11/19/10	$18,753
20,000,000	Bank of Nova Scotia		12/20/10	19,989
25,000,000	Barclays US Funding Corp		10/06/10	24,998
30,000,000	Barclays US Funding Corp		11/19/10	29,990
15,000,000	Barclays US Funding Corp		05/27/11	14,942
20,000,000	BNP Paribas Finance, Inc		10/18/10	19,997
30,000,000	BNP Paribas Finance, Inc		10/19/10	29,996
25,000,000	BNP Paribas Finance, Inc		11/03/10	24,994
25,000,000	BNP Paribas Finance, Inc		11/16/10	24,990
35,000,000	BNP Paribas Finance, Inc		12/02/10	34,981
75,000,000	Canadian Imperial Holdings, Inc		10/04/10	74,999
50,000,000	Canadian Imperial Holdings, Inc		10/12/10	49,997
30,000,000	Canadian Imperial Holdings, Inc		11/29/10	29,990
25,000,000	Caterpillar Financial Services Corp		10/07/10	24,999
16,750,000	Coca-Cola Co		10/07/10	16,749
7,610,000	Coca-Cola Co		10/15/10	7,609
44,975,000	Coca-Cola Co		10/29/10	44,966
45,690,000	Coca-Cola Co		11/01/10	45,681
20,000,000	Coca-Cola Co		11/02/10	19,996
50,000,000	Coca-Cola Co		11/16/10	49,986
6,250,000	Coca-Cola Co		11/29/10	6,246
8,000,000	Coca-Cola Co		12/01/10	7,997
19,000,000	Coca-Cola Co		12/31/10	18,988
25,720,000	Coca-Cola Co		01/04/11	25,703
10,827,000	Coca-Cola Co		01/19/11	10,819
21,000,000	Commonwealth Bank of Australia		10/01/10	21,000
24,000,000	Commonwealth Bank of Australia		10/21/10	23,996
10,000,000	Commonwealth Bank of Australia		10/28/10	9,998
10,000,000	Commonwealth Bank of Australia		11/15/10	9,996
28,055,000	Commonwealth Bank of Australia		11/29/10	28,044
30,000,000	Commonwealth Bank of Australia		12/13/10	29,985
25,000,000	Credit Agricole Corp		11/02/10	24,994
25,000,000	Credit Agricole North America, Inc		12/21/10	24,983
16,219,000	Fairway Finance LLC		10/14/10	16,218
10,000,000	Fairway Finance LLC		10/19/10	9,999
25,000,000	Fairway Finance LLC		10/20/10	24,997
10,333,000	Fairway Finance LLC		11/02/10	10,331
25,020,000	Fairway Finance LLC		12/03/10	25,008
20,000,000	General Electric Capital Corp		10/19/10	19,998
30,000,000	General Electric Capital Corp		10/28/10	29,995
50,000,000	General Electric Capital Corp		11/02/10	49,990
50,000,000	General Electric Capital Corp		11/24/10	49,982
50,000,000	ING US Funding LLC		10/08/10	49,997
8,100,000	ING US Funding LLC		10/21/10	8,099
16,950,000	ING US Funding LLC		11/09/10	16,945
3,451,000	International Business Machines Corp		10/06/10	3,451
18,823,000	Johnson & Johnson		03/09/11	18,806
25,000,000	Lloyds TSB Bank plc		10/15/10	24,997
35,000,000	Lloyds TSB Bank plc		11/24/10	34,987
20,000,000	Lloyds TSB Bank plc		11/29/10	19,991
21,711,000	Lloyds TSB Bank plc		12/14/10	21,699
50,000,000	Merck & Co, Inc		10/19/10	49,995
26,000,000	Microsoft Corp		11/01/10	25,996

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 10,730,000	National Australia Funding(Delaware)		10/07/10	$10,729
11,000,000	National Australia Funding(Delaware)		11/02/10	10,997
25,000,000	National Australia Funding(Delaware)		11/15/10	24,992
25,000,000	National Australia Funding(Delaware)		12/02/10	24,988
40,000,000	National Australia Funding(Delaware)		12/13/10	39,979
50,000,000	National Australia Funding(Delaware)		12/17/10	49,970
20,000,000	National Australia Funding(Delaware)		12/21/10	19,988
25,000,000	National Australia Funding(Delaware)		01/03/11	24,984
27,000,000	Nestle Capital Corp		10/04/10	27,000
50,000,000	Nestle Capital Corp		10/05/10	49,999
69,500,000	Nestle Capital Corp		10/13/10	69,494
15,000,000	Nestle Capital Corp		11/10/10	14,995
37,300,000	Nestle Capital Corp		11/16/10	37,288
25,000,000	Nestle Capital Corp		11/22/10	24,987
25,000,000	Nestle Capital Corp		11/29/10	24,984
15,000,000	Nestle Capital Corp		12/15/10	14,993
7,440,000	Nestle Capital Corp		12/31/10	7,436
42,505,000	Nestle Capital Corp		01/14/11	42,475
15,000,000	Old Line Funding LLC		10/01/10	15,000
42,820,000	Old Line Funding LLC		10/08/10	42,818
17,795,000	Old Line Funding LLC		10/15/10	17,792
15,000,000	Old Line Funding LLC		10/22/10	14,998
35,000,000	Old Line Funding LLC		11/01/10	34,992
48,016,000	Old Line Funding LLC		11/09/10	48,002
28,000,000	Old Line Funding LLC		11/19/10	27,989
10,000,000	Old Line Funding LLC		12/03/10	9,995
20,000,000	Old Line Funding LLC		12/06/10	19,990
30,871,000	Old Line Funding LLC		12/08/10	30,855
20,000,000	Old Line Funding LLC		12/15/10	19,989
42,000,000	Private Export Funding Corp		10/06/10	41,999
15,000,000	Private Export Funding Corp		10/13/10	14,999
25,000,000	Private Export Funding Corp		11/01/10	24,992
28,895,000	Private Export Funding Corp		11/04/10	28,886
21,000,000	Private Export Funding Corp		11/05/10	20,993
25,000,000	Private Export Funding Corp		11/09/10	24,991
20,695,000	Private Export Funding Corp		11/15/10	20,689
40,000,000	Private Export Funding Corp		12/03/10	39,979
25,000,000	Private Export Funding Corp		01/10/11	24,979
20,000,000	Private Export Funding Corp		01/13/11	19,984
10,000,000	Private Export Funding Corp		01/18/11	9,990
15,000,000	Private Export Funding Corp		02/28/11	14,979
10,000,000	Private Export Funding Corp		04/11/11	9,972
37,980,000	Procter & Gamble Co		10/04/10	37,979
30,000,000	Procter & Gamble Co		10/06/10	29,999
42,780,000	Procter & Gamble Co		10/18/10	42,775
25,000,000	Procter & Gamble Co		11/02/10	24,994
30,000,000	Procter & Gamble Co		11/03/10	29,992
24,160,000	Procter & Gamble Co		11/04/10	24,154
30,120,000	Procter & Gamble Co		11/15/10	30,109
24,657,000	Procter & Gamble Co		11/24/10	24,649
12,200,000	Procter & Gamble Co		12/16/10	12,194
16,755,000	Procter & Gamble International Funding S.C.A		10/27/10	16,753
53,400,000	Province of Ontario Canada		10/05/10	53,399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 100,139,000	Rabobank USA Financial Corp		10/06/10	$100,135
44,000,000	Rabobank USA Financial Corp		10/12/10	43,995
25,000,000	Rabobank USA Financial Corp		11/05/10	24,993
20,136,000	Rabobank USA Financial Corp		11/15/10	20,127
24,825,000	Rabobank USA Financial Corp		11/16/10	24,813
20,000,000	Rabobank USA Financial Corp		12/13/10	19,981
10,000,000	Rabobank USA Financial Corp		12/29/10	9,993
45,000,000	Royal Bank of Canada		10/13/10	44,996
40,000,000	Royal Bank of Canada		10/15/10	39,996
20,000,000	Royal Bank of Canada		10/19/10	19,997
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/01/10	25,000
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/08/10	24,997
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/14/10	24,995
18,500,000	Sheffield Receivables Corp		10/04/10	18,499
25,000,000	Sheffield Receivables Corp		10/07/10	24,999
24,375,000	Sheffield Receivables Corp		10/12/10	24,372
20,000,000	Sheffield Receivables Corp		10/14/10	19,997
10,000,000	Sheffield Receivables Corp		10/18/10	9,998
20,000,000	Sheffield Receivables Corp		10/19/10	19,996
15,000,000	Sheffield Receivables Corp		11/10/10	14,996
33,000,000	Sheffield Receivables Corp		11/15/10	32,988
13,370,000	Sheffield Receivables Corp		11/18/10	13,365
10,600,000	Sheffield Receivables Corp		11/22/10	10,596
24,855,000	Sheffield Receivables Corp		12/01/10	24,843
30,000,000	Societe Generale North America, Inc		10/06/10	29,999
28,300,000	Societe Generale North America, Inc		10/07/10	28,299
25,000,000	Societe Generale North America, Inc		11/29/10	24,990
20,000,000	Straight-A Funding LLC		10/04/10	19,999
40,000,000	Straight-A Funding LLC		10/05/10	39,998
11,500,000	Straight-A Funding LLC		10/14/10	11,499
27,000,000	Straight-A Funding LLC		10/15/10	26,996
20,000,000	Straight-A Funding LLC		11/02/10	19,995
40,000,000	Straight-A Funding LLC		11/03/10	39,990
19,000,000	Straight-A Funding LLC		11/09/10	18,995
27,300,000	Straight-A Funding LLC		11/10/10	27,292
15,000,000	Straight-A Funding LLC		11/19/10	14,995
20,000,000	Straight-A Funding LLC		12/01/10	19,992
38,000,000	Straight-A Funding LLC		12/07/10	37,982
22,861,000	Straight-A Funding LLC		12/10/10	22,850
24,000,000	Straight-A Funding LLC		12/10/10	23,988
20,000,000	Straight-A Funding LLC		12/13/10	19,990
29,000,000	Straight-A Funding LLC		12/14/10	28,985
25,500,000	Straight-A Funding LLC		12/15/10	25,487
65,355,000	Svensk Exportkredit AB		10/07/10	65,353
25,000,000	Toronto-Dominion Holdings USA, Inc		10/12/10	24,998
20,000,000	Toronto-Dominion Holdings USA, Inc		10/14/10	19,998
12,000,000	Toronto-Dominion Holdings USA, Inc		10/20/10	11,998
5,200,000	Toronto-Dominion Holdings USA, Inc		10/22/10	5,199
30,000,000	Toronto-Dominion Holdings USA, Inc		11/01/10	29,995
20,000,000	Toronto-Dominion Holdings USA, Inc		11/23/10	19,984
20,000,000	Toronto-Dominion Holdings USA, Inc		12/01/10	19,992
20,000,000	Unilever Capital Corp		10/08/10	19,999
30,000,000	US Bancorp		12/27/10	29,985

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 25,000,000	US Bancorp		12/29/10	$24,987
30,000,000	US Bank NA		10/14/10	29,997
50,000,000	US Bank NA		11/01/10	49,990
40,000,000	US Bank NA		11/09/10	39,990
25,000,000	US Bank NA		12/03/10	24,989
50,000,000	Variable Funding Capital Co LLC		10/21/10	49,993
30,000,000	Variable Funding Capital Co LLC		10/29/10	29,995
35,495,000	Wal-Mart Stores, Inc		10/07/10	35,494
24,000,000	Wal-Mart Stores, Inc		10/08/10	23,999
10,000,000	Wal-Mart Stores, Inc		10/14/10	9,999
52,000,000	Wal-Mart Stores, Inc		10/18/10	51,995
4,348,000	Wal-Mart Stores, Inc		10/19/10	4,348
30,000,000	Wal-Mart Stores, Inc		10/21/10	29,997
48,000,000	Wal-Mart Stores, Inc		10/25/10	47,993
58,000,000	Wal-Mart Stores, Inc		10/26/10	57,991
5,270,000	Wal-Mart Stores, Inc		10/27/10	5,269
25,000,000	Wal-Mart Stores, Inc		10/28/10	24,996
50,000,000	Wal-Mart Stores, Inc		01/12/11	49,967
20,000,000	Westpac Banking Corp		10/08/10	19,999
50,000,000	Westpac Banking Corp		11/04/10	49,988
33,000,000	Westpac Banking Corp		11/10/10	32,991
3,000,000	Westpac Banking Corp		06/14/11	2,991

	TOTAL COMMERCIAL PAPER			5,227,213

GOVERNMENT AGENCY DEBT - 31.8%
	Federal Home Loan Bank (FHLB)
30,565,000	FHLB		10/01/10	30,565
5,000,000	FHLB		10/06/10	5,000
48,825,000	FHLB		10/13/10	48,822
34,785,000	FHLB		10/15/10	34,783
25,000,000	FHLB		10/20/10	24,998
29,220,000	FHLB		10/22/10	29,217
115,270,000	FHLB		11/03/10	115,251
62,000,000	FHLB		11/05/10	61,989
50,000,000	FHLB		11/10/10	49,990
74,000,000	FHLB		11/12/10	73,985
110,310,000	FHLB		11/17/10	110,284
118,270,000	FHLB		11/19/10	118,240
20,000,000	FHLB		11/24/10	19,995
25,000,000	FHLB		12/03/10	24,992
27,900,000	FHLB		12/15/10	27,890
3,510,000	FHLB		12/20/10	3,508
175,000,000	FHLB		12/27/10	174,924
	Federal Home Loan Mortagge Corp (FHLMC)
20,000,000	FHLMC		11/24/10	19,995
34,125,000	FHLMC		10/01/10	34,125
50,000,000	FHLMC		10/04/10	49,999
60,000,000	FHLMC		10/05/10	59,999
44,890,000	FHLMC		10/12/10	44,887
55,000,000	FHLMC		10/18/10	54,995
85,197,000	FHLMC		10/25/10	85,187
93,268,000	FHLMC		10/26/10	93,251
20,000,000	FHLMC		10/27/10	19,996
4,900,000	FHLMC		10/28/10	4,899
22,172,000	FHLMC		11/01/10	22,169
83,090,000	FHLMC		11/08/10	83,073
20,000,000	FHLMC		11/09/10	19,995
20,000,000	FHLMC		11/10/10	19,993
68,270,000	FHLMC		11/15/10	68,255
81,095,000	FHLMC		11/16/10	81,069
15,000,000	FHLMC		11/18/10	14,996
144,185,000	FHLMC		11/22/10	144,147
95,589,000	FHLMC		11/23/10	95,562
30,000,000	FHLMC		11/29/10	29,991
101,677,000	FHLMC		11/30/10	101,643

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 25,000,000		FHLMC		12/02/10	$24,992
180,685,000		FHLMC		12/06/10	180,623
96,778,000		FHLMC		12/09/10	96,741
34,071,000		FHLMC		12/13/10	34,058
132,360,000		FHLMC		12/14/10	132,305
5,362,000		FHLMC		12/15/10	5,360
6,575,000		FHLMC		12/16/10	6,572
36,000,000		FHLMC		12/20/10	35,984
68,800,000		FHLMC		12/27/10	68,769
3,920,000		FHLMC		01/10/11	3,918
10,000,000		FHLMC		01/11/11	9,991
39,650,000		FHLMC		01/19/11	39,626
63,876,000		FHLMC		01/24/11	63,835
2,184,000		FHLMC		01/25/11	2,183
30,015,000		FHLMC		02/07/11	29,993
5,250,000		FHLMC		02/22/11	5,245
4,590,000		FHLMC		03/07/11	4,581
20,000,000		FHLMC		05/02/11	19,949
10,000,000		FHLMC		05/25/11	9,984
		Federal National Mortgage Association (FNMA)
11,165,000		FNMA		10/04/10	11,165
30,000,000		FNMA		10/13/10	29,998
22,655,000		FNMA		10/18/10	22,653
86,150,000		FNMA		10/20/10	86,139
33,535,000		FNMA		10/25/10	33,530
110,833,000		FNMA		10/27/10	110,818
8,065,000		FNMA		11/01/10	8,064
16,760,000		FNMA		11/03/10	16,757
48,540,000		FNMA		11/09/10	48,531
31,285,000		FNMA		11/15/10	31,278
78,240,000		FNMA		11/17/10	78,218
19,745,000		FNMA		11/22/10	19,740
103,585,000		FNMA		12/01/10	103,520
79,380,000		FNMA		12/08/10	79,353
23,960,000		FNMA		12/20/10	23,948
86,110,000		FNMA		12/22/10	86,070
6,017,000		FNMA		12/29/10	6,013
48,000,000		FNMA		01/12/11	47,973
24,320,000		FNMA		01/18/11	24,305
40,000,000		FNMA		01/19/11	39,976
5,800,000		FNMA		01/21/11	5,794
14,110,000		FNMA		01/24/11	14,101
400,000		FMNA		02/09/11	400
32,340,000		FNMA		02/16/11	32,307
87,358,000		FNMA		03/01/11	87,234
1,420,000		FNMA		03/29/11	1,417
12,575,000		FNMA		04/11/11	12,545
980,000		FNMA		04/25/11	978
3,304,000		FNMA		04/26/11	3,295
8,510,000		FNMA		05/02/11	8,486

		TOTAL GOVERNMENT AGENCY DEBT			3,951,974

REPURCHASE AGREEMENT - 1.0%
125,000,000	1	Credit Suisse First Boston		10/01/10	125,000

		TOTAL REPURCHASE AGREEMENT			125,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

TREASURY DEBT - 12.5%
$ 70,000,000		United States Treasury Bill		10/14/10	$69,995
56,835,000		United States Treasury Bill		10/21/10	56,828
83,900,000		United States Treasury Bill		11/04/10	83,888
64,500,000		United States Treasury Bill		11/12/10	64,489
156,505,000		United States Treasury Bill		11/18/10	156,465
60,790,000		United States Treasury Bill		11/26/10	60,772
92,500,000		United States Treasury Bill		12/02/10	92,475
87,075,000		United States Treasury Bill		12/09/10	87,049
106,190,000		United States Treasury Bill		12/16/10	106,154
60,030,000		United States Treasury Bill		12/23/10	60,009
47,050,000		United States Treasury Bill		12/30/10	47,030
5,675,000		United States Treasury Bill		02/10/11	5,671
46,530,000		United States Treasury Bill		03/10/11	46,493
83,530,000		United States Treasury Bill		03/17/11	83,456
117,475,000		United States Treasury Note	1.250%	11/30/10	117,656
21,750,000		United States Treasury Note	0.880	12/31/10	21,787
47,750,000		United States Treasury Note	0.880	01/31/11	47,833
118,830,000		United States Treasury Note	0.880	02/28/11	119,127
192,875,000		United States Treasury Note	0.880	04/30/11	193,585
37,900,000		United States Treasury Note	0.880	05/31/11	38,056

		TOTAL TREASURY DEBT			1,558,818

VARIABLE RATE NOTES - 4.9%
		Federal Farm Credit Bank (FFCB)
40,000,000	i	FFCB	0.160%	05/16/11	39,996
45,000,000	i	FFCB	0.400	06/01/11	44,985
45,000,000	i	FFCB	0.260	07/15/11	44,998
		Federal Home Loan Bank (FHLB)
25,000,000	i	FHLB	0.250	05/06/11	24,996
50,000,000	i	FHLB	0.230	05/26/11	49,957
90,000,000	i	FHLB	0.330	05/26/11	90,000
90,000,000	i	FHLB	0.380	06/01/11	90,012
120,000,000	i	FHLB	0.160	07/11/11	119,982
100,000,000	i	FHLB	0.270	08/12/11	100,000

		TOTAL VARIABLE RATE DEMAND NOTES			604,926

		TOTAL SHORT-TERM INVESTMENTS			12,493,841

		(Cost $12,493,841)

		TOTAL INVESTMENTS - 100.4%			12,493,841
		(Cost $12,493,841)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(48,558)

		NET ASSETS - 100.0%			$12,445,283

	i	Floating or variable rate security. Coupon rate reflects the rate at period end.

	1	Agreement with Credit Suisse Securities LLC, 0.25% dated 9/30/10 to be repurchased as $125,000,000 on 10/01/10, collateralized by U.S. Government Agencies security valued at $127,500,000.

		Cost amounts are in thousands.

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (‘Commission”) under the Investment Company Act of 1940, as amended, as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: The Accounts may enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Accounts’ agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers to earn additional income.

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. The cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”). The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM. The cash collateral for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts is invested in the State Street Navigator Securities Lending Portfolio. As of September 30, 2010, there were no securities out on loan for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts.

At September 30, 2010, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows (amounts are in thousands):

Account	Market Value of Collateral	Amounts Owed to Lending Counterparties

Stock	$6,396,825	$6,406,609
Global Equities	1,158,137	1,159,827
Social Choice	204,617	204,613

Futures contracts: The Accounts are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account ) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which the Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30,2010, there were no significant transfers between levels by the Accounts.

As of September 30, 2010, 100% of the investments in the Inflation-Linked Bond and Money Markets Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of September 30, 2010 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer Discretionary*	$8,026,590	$3,411,954	$-	$11,438,544
Consumer Staples*	6,296,486	2,564,909	1	8,861,396
Energy*	6,748,648	2,869,645	-	9,618,293
Financials*	11,213,465	7,440,418	-	18,653,883
Health Care*	8,268,481	1,961,430	10,316	10,240,227
Industrials*	7,824,889	3,876,777	-	11,701,666
Information Technology*	12,674,824	2,160,243	-	14,835,067
Materials*	2,917,269	3,639,862	-	6,557,131
Telecommunication Services*	2,049,457	1,423,705	-	3,473,162
Utilities*	2,446,600	1,209,144	-	3,655,744
Domestic Corporate Bonds	-	80,709	-	80,709
Domestic Government Bonds	-	331	-	331
Short-term Investments	-	6,568,780	-	6,568,780

Total	$68,466,709	$37,207,907	$10,317	$105,684,933

Global Equities
United States	$6,296,357	$9,047	$-	$6,305,404
United Kingdom*	31,465	1,312,223	-	1,343,688
Japan	-	1,171,669	-	1,171,669
Switzerland*	71,948	506,752	-	578,700
Canada	31,592	544,962	-	576,554
France	-	541,956	-	541,956
Australia	-	522,614	-	522,614
Germany	-	439,720	-	439,720
Netherlands*	13,757	349,986	-	363,743
Spain	-	178,073	-	178,073
Hong Kong	-	159,276	-	159,276
Other	127,719	1,056,616	-	1,184,335
Domestic Corporate Bonds	-	59,142	-	59,142
Short-term Investments	-	1,270,447	-	1,270,447

Total	$6,572,838	$8,122,483	$-	$14,695,321

Growth
Consumer Discretionary	$1,908,994	$16,174	$-	$1,925,168
Consumer Staples	931,289	46,665	-	977,954
Energy*	1,008,885	50,618	-	1,059,503
Financials	689,418	-	-	689,418
Health Care*	1,330,069	14,266	-	1,344,335
Industrials*	1,565,426	38,437	-	1,603,863
Information Technology*	3,842,124	13,550	-	3,855,674
Materials*	500,212	10,613	-	510,825
Telecommunication Services	66,031	-	-	66,031
Utilities	25,969	-	-	25,969
Short-term Investments	-	23,450	-	23,450

Total	$11,868,418	$213,772	$-	$12,082,190

Equity Index
Consumer Discretionary	$1,107,839	$-	$-	$1,107,839
Consumer Staples	945,884	-	-	945,884
Energy	1,001,418	-	-	1,001,418
Financials	1,611,266	-	-	1,611,266
Health Care	1,159,634	-	-	1,159,634
Industrials*	1,113,580	-	-	1,113,580
Information Technology	1,812,530	-	-	1,812,530
Materials	397,213	-	-	397,213
Telecommunication Services	289,538	-	-	289,538
Utilities	363,056	-		363,056
Short-term Investments	-	5,000	-	5,000

Total	$9,801,958	$5,000	$-	$9,806,958

Bond Market
Bank Loan Obligations	$-	$16,719	$-	$16,719
Corporate Bonds		3,744,824	-	3,744,824
Government Bonds	-	7,797,077	-	7,797,077
Structured Assets	-	707,077	-	707,077
Preferred Stocks	867	-	-	867
Investments in Registered Investment Companies	5,494	-	-	5,494
Short-term Investments	-	2,299,612	-	2,299,612

Total	$6,361	$14,565,309	$-	$14,571,670

Account	Level 1	Level 2	Level 3	Total

Social Choice
Consumer Discretionary	$599,477	$128,555	$-	$728,032
Consumer Staples	456,423	115,317	-	571,740
Energy	428,087	110,907	-	538,994
Financials	704,684	305,538	-	1,010,222
Health Care	557,040	85,487	-	642,527
Industrials	512,026	163,612	-	675,638
Information Technology*	719,533	46,178	-	765,711
Materials	219,557	166,086	-	385,643
Telecommunication Services	76,176	70,039	-	146,215
Utilities	213,824	64,741	-	278,565
Corporate Bonds	-	992,194	-	992,194
Government	-	2,393,515	-	2,393,515
Structured Assets	-	258,491	-	258,491
Short-term Investments	-	807,047	-	807,047
Total	$4,486,827	$5,707,707	$-	$10,194,534

*	Includes American Depository Receipts
**	Futures contracts are derivatives instruments not reflected in the schedule of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Schedule of Investments for a detailed breakout by industry.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (amounts are in thousands):

Stock Account

Balance as of December 31,2009	$11,806
Realized Gain/Loss	(1,832)
Change in Unrealized Appreciation/Depreciation	1,872 *
Gross Purchases	15
Gross Sales	(1,544)
Balance as of September 30, 2010	$10,317
* Includes $(741) related to Level 3 securities still held at period end.

Note 3—affiliated investments

Companies in which the Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940, as amended. Additionally, investments in other investment companies advised by TCIM or affiliated entities are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2009		Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at September 30, 2010†		Value at September 30, 2010

Stock Account
Biovitrum AB		*	$69,504	$7,839	$2,090	$-	$-	12,965,483		$86,368
Digital Garage, Inc	18,114		150	21,234	(4,724)	-		-	**	-
Ferro Corp	39,227		19,918	22,788	8,429	-	-	4,533,618		58,438
First NIS Regional Fund SICAV	16		-	-	(1,856)	-	-	-	**	-
Information Development Co	2,542		-	-	-	89	6	431,900		3,032
Intelligent Wave, Inc	2,415		-	4,568	(18,464)	-	-	-	**	-
Japan Asia Investment Co Ltd		*	4,600	-	-	-	-	8,823,000		5,284
Jarden Corp		*	102,529	5,982	2,452	979	-	5,022,863		156,362
MPM Bioventures II	8,801		-	-	-	-	-	22,167,242		6,913
Orient Express Hotels Ltd		*	49,293	6,257	2,342	-	-	5,696,000		63,510
Skyline Venture Fund II Ltd	1,019		-	-	-	-	-	4,254,176		655
Vanda Pharmaceuticals, Inc	16,184		6,172	3,103	(1,639)	-	-	1,643,071		10,976

	$88,318		$252,166	$71,771	$(11,370)	$1,068	$6			$391,538

Bond Market Account
TIAA-CREF High Yield Fund	$4,914		$297	$-	$-	$297	$-	564,078		$5,494

	$4,914		$297	$-	$-	$297	$-	564,078		$5,494

*	Not an Affiliate as of December 31, 2009
**	Not an Affiliate as of September 30, 2010
†	Shares are not in thousands.

Note 4—investments

At September 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

Account	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Stock	$11,775,227	$(3,552,106)	$8,223,121
Global Equities	1,528,012	(508,029)	1,019,983
Growth	1,593,003	(282,971)	1,310,032
Equity Index	2,405,333	(1,405,943)	999,390
Bond Market	661,769	(89,921)	571,848
Inflation-Linked Bond	698,190	-	698,190
Social Choice	1,226,234	(338,901)	887,333

Item 2. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 18, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 18, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 18, 2010	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99.Cert.)